Commission File Nos. 2-72671

811-3199

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 46	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 117	☒

KILICO Variable Annuity Separate Account

(Exact Name of Registrant)

Kemper Investors Life Insurance Company

(Name of Insurance Company)

1400 American Lane, Schaumburg, Illinois	60196
(Address of Insurance Company’s Principal Executive Offices)	(Zip Code)

Insurance Company’s Telephone Number, including Area Code: (425) 577-5100

Juanita M. Thomas

Kemper Investors Life Insurance Company

1114 Georgia Street

Louisiana, MO 63353

(Name and Address of Agent for Service)

Copy To:

Scott D. Silverman, Vice President and General Counsel Commonwealth Annuity and Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, Massachusetts 01772 Telephone: (508) 460-2408

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2010 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered:

Units of interest in Separate Account under the Contracts

No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PROSPECTUS FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

PERIODIC PAYMENT VARIABLE

ANNUITY CONTRACTS

KEMPER ADVANTAGE III

Issued By

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

of

KEMPER INVESTORS LIFE INSURANCE COMPANY

This Prospectus describes Periodic Payment Deferred Variable Annuity Contracts (the “Contract”) offered by Kemper Investors Life Insurance Company (“we” or “KILICO”). These Contracts are designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. The Contract is no longer issued, however, you may make additional purchase payments as permitted under your Contract.

You may allocate purchase payments to the General Account or to one or more of the variable options. The Contract currently offers 60 variable investment options, each being a Subaccount of the KILICO Variable Annuity Separate Account. All Subaccount options are not available to all Contract Owners (See “7. Death Benefit” page 66.) Currently, Subaccounts that invest in the following Portfolios or Funds are offered under the Contract:

•	The Alger Portfolios (Class I-2 Shares)
•	Alger LargeCap Growth Portfolio (formerly Alger American LargeCap Growth Portfolio)
•	Alger MidCap Growth Portfolio (formerly Alger American MidCap Growth Portfolio)
•	Alger SmallCap Growth Portfolio (formerly Alger American SmallCap Growth Portfolio)
•	American Century Variable Portfolios, Inc. (“VP”) (Class I Shares)
•	American Century VP Income & Growth Fund
•	American Century VP Value Fund
•	Credit Suisse Trust
•	Credit Suisse Trust International Equity Flex III Portfolio
•	Dreyfus Investment Portfolios (“Dreyfus IP”) (Service Shares)
•	Dreyfus IP MidCap Stock Portfolio
•	The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)
•	DWS Variable Series I (Class A Shares)
•	DWS Bond VIP
•	DWS Capital Growth VIP
•	DWS Growth & Income VIP
•	DWS International VIP
•	DWS Variable Series II (Class A Shares)
•	DWS Balanced VIP
•	DWS Core Fixed Income VIP
•	DWS Diversified International Select Equity VIP
•	DWS Dreman Small Mid Cap Value VIP
•	DWS Government & Agency Securities VIP
•	DWS High Income VIP
•	DWS Large Cap Value VIP
•	DWS Money Market VIP
•	DWS Small Cap Growth VIP
•	DWS Technology VIP
•	Fidelity Variable Insurance Products Funds (“VIP”) (Initial Class Shares)
•	Fidelity VIP Asset ManagerSM Portfolio
•	Fidelity VIP Contrafund® Portfolio
•	Fidelity VIP Equity-Income Portfolio
•	Fidelity VIP Growth Portfolio
•	Fidelity VIP Index 500 Portfolio

•   Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)

•  Franklin Rising Dividends Securities Fund

•  Franklin Small Cap Value Securities Fund

•  Franklin Strategic Income Securities Fund

•  Franklin U.S. Government Fund

•  Franklin Zero Coupon Fund 2010

•  Mutual Global Discovery Securities Fund

•  Mutual Shares Securities Fund

•   Templeton Developing Markets Securities Fund

•   ING Investors Trust (Institutional Class)

•  ING JPMorgan Emerging Markets Equity Portfolio

•   ING Investors Trust (Class S)

•  ING Global Resources Portfolio

•   Invesco Variable Insurance Funds (Series I Shares)

•  Invesco V.I. Financial Services Fund

•  Invesco V.I. Global Health Care Fund

•  Invesco V.I. Global Real Estate

•   Invesco V.I. Utilities Fund

•   JPMorgan Insurance Trust (Class I)

•  JPMorgan Insurance Trust Mid Cap Growth Portfolio

•  JPMorgan Insurance Trust Equity Index Portfolio

•  JPMorgan Insurance Trust Intrepid Mid Cap Value Portfolio

•  JPMorgan Insurance Trust International Equity Portfolio

•  JPMorgan Insurance Trust Mid Cap Value Portfolio

•  JPMorgan Insurance Trust Small Cap Core Portfolio

•  JPMorgan Insurance Trust U.S. Equity Portfolio

•   Janus Aspen Series (Institutional Shares)

•  Janus Aspen Balanced Portfolio

•   Janus Aspen Enterprise Portfolio

•  Janus Aspen Janus Portfolio

•	Janus Aspen Worldwide Portfolio
•	Janus Aspen Series (Service Shares)
•	Janus Aspen Perkins Mid Cap Value Portfolio
•	Oppenheimer Variable Account Funds (Service Shares)
•	Oppenheimer Capital Appreciation Fund/VA
•	Oppenheimer Global Securities Fund/VA
•	Oppenheimer High Income Fund/VA
•	Oppenheimer Main Street Fund®/VA
•	Oppenheimer Main Street Small Cap Fund®/VA
•	Oppenheimer Small- & Mid-Cap Growth Fund/VA
•	Oppenheimer Global Strategic Income Fund/VA

The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.

This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for reference. We have filed a Statement of Additional Information (“SAI”) with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference. You may obtain a free copy by writing us or calling (888) 477-9700. A table of contents for the SAI appears on page 84. You may also find this Prospectus and other required information about the Separate Account at the SEC’s web site at http://www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2010.

DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

Accumulation Period—The period between the Date of Issue of a Contract and the Annuity Date.

Accumulation Unit—A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

Annuitant—The person during whose lifetime the annuity is to be paid.

Annuity Date—The date on which annuity payments are to commence.

Annuity Option—One of several forms in which annuity payments can be made.

Annuity Period—The period starting on the Annuity Date.

Annuity Unit—A unit of measurement used to determine the amount of Variable Annuity payments.

Beneficiary—The person designated to receive any benefits under a Contract upon your death or upon the Annuitant’s death prior to the Annuity Period.

Company (“we”, “us”, “our”, “KILICO”)—Kemper Investors Life Insurance Company. Our home office is at 1400 American Lane, Schaumburg, Illinois 60196. For Insurance Services, please write us at P.O. Box 758557, Topeka, KS 66675-8557.

Contract—A Variable Annuity Contract offered by this Prospectus.

Contract Value—The sum of the values of your interest in the Subaccount(s) of the Separate Account and the General Account.

Contract Year—The period between anniversaries of the Date of Issue of a Contract.

Contract Quarter—The periods between quarterly anniversaries of the Date of Issue of a Contract.

Contribution Year—Each Contract Year in which a Purchase Payment is made and each later year measured from the start of the Contract Year when the Purchase Payment was made. For example, if you make an initial payment of $15,000 and then make a later payment of $10,000 during the fourth Contract Year, the fifth Contract Year will be the fifth Contribution Year for the purpose of Accumulation Units attributable to the initial payment and the second Contribution Year with respect to Accumulation Units attributable to the later $10,000 payment.

Date of Issue—The date on which the first Contract Year commences.

Debt—The principal of any outstanding loan from the General Account Contract Value, plus any accrued interest.

Fixed Account—The General Account of KILICO to which you may allocate all or a portion of Purchase Payments or Contract Value.

Fixed Annuity—An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.

Fund or Funds—The Invesco Variable Insurance Funds, The Alger Portfolios, American Century Variable Portfolios, Inc., Credit Suisse Trust, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., DWS Variable Series I, DWS Variable Series II, Fidelity Variable Insurance Products Funds (which includes Variable Insurance Products Fund and Variable Insurance Products Fund II), Franklin Templeton Variable Insurance Products Trust, ING Investors Trust, JPMorgan Insurance Trust, Janus Aspen Series and Oppenheimer Variable Account Funds, including any Portfolios thereunder.

General Account—All our assets other than those allocated to any legally segregated separate account. We guarantee a minimum rate of interest on Purchase Payments allocated to the General Account under the Fixed Account Option.

General Account Contract Value—The value of your interest in the General Account.

Non-Qualified Contract—A Contract which does not receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Owner (“you”, “your”, “yours”)—The person designated in the Contract as having the privileges of ownership.

Portfolio—A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to as a Fund.

Purchase Payments—The dollar amount we receive in U.S. currency to buy the benefits this Contract provides.

Qualified Contract—A Contract issued in connection with a retirement plan which receives favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Separate Account—The KILICO Variable Annuity Separate Account.

Separate Account Contract Value—The sum of your interests in the Subaccount(s).

Subaccounts—The subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund or Portfolio of a Fund.

Subaccount Value—The value of your interest in each Subaccount.

Unitholder—The person holding the voting rights with respect to an Accumulation or Annuity Unit.

Valuation Date—Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required.

Valuation Period—The interval of time between two consecutive Valuation Dates.

Variable Annuity—An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.

Withdrawal Charge—The “contingent deferred sales charge” assessed against certain withdrawals of Accumulation Units in their first six Contribution Years or against certain annuitizations of Accumulation Units in their first six Contribution Years.

Withdrawal Value—Contract Value minus Debt, any premium tax payable, and any Withdrawal Charge.

SUMMARY

The summary does not contain all information that may be important. Read the entire Prospectus and the Contract before deciding to invest.

The Contract provides for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus. The Contract is no longer offered for sale, although we continue to accept additional Purchase Payments under the Contract.

The minimum initial Purchase Payment for a Non-Qualified Contract was $2,500 and the minimum subsequent Purchase Payment is $500. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction are equal to or greater than $600, we accept a periodic payment for a Qualified Contract under $50. For a Non-Qualified Contract, a minimum of $100 in Contract Value must be allocated to an investment option before another investment option can be selected. For a Qualified Contract, as long as contribution amounts to a new investment option from a payroll or salary reduction plan are equal to or greater than $50 per month, you may select another such investment option. The maximum Purchase Payment for a Qualified Contract is the maximum permitted under the qualified plan’s terms. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities (“IRAs”) by authorizing us to draw on your account via check or electronic debit (“Pre-Authorized Checking [PAC] Agreement”). (See “The Contracts.”)

We provide for variable accumulations and benefits by crediting Purchase Payments to one or more Subaccounts of the Separate Account selected by you. Each Subaccount invests in a corresponding Fund or Portfolio of one of the Funds. (See “The Funds,” page 55.) The Contract Values allocated to the Separate Account will vary with the investment performance of the Portfolios and Funds you select. Not all Subaccount options are available to all Contract Owners (See “7. Death Benefit.”)

We also provide for fixed accumulations and benefits in the Fixed Account Option of the General Account. Any portion of the Purchase Payment allocated to the Fixed Account Option is credited with interest daily at a rate periodically declared by us at our discretion, but not less than the minimum guaranteed rate. (See “Fixed Account Option.”)

The investment risk under the Contract is borne by you, except to the extent that Contract Values are allocated to the Fixed Account Option and are guaranteed to earn at least the minimum guaranteed rate.

Transfers between Subaccounts are permitted before and after the Annuity Date, if allowed by the qualified plan and subject to limitations. Restrictions apply to transfers out of the Fixed Account Option. (See “Transfers During the Accumulation Period” and “Transfers During the Annuity Period,” respectively.)

No sales charge is deducted from any Purchase Payment. You may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. If you withdraw an amount in excess of 10% of the Contract Value less Debt in any Contract Year, the amount withdrawn in excess of 10% is subject to a contingent deferred sales charge (“Withdrawal Charge”). The Withdrawal Charge starts at 6% in the first Contribution Year and reduces by 1% each Contribution Year so that there is no charge in the seventh and later Contribution Years. (See “Withdrawal Charge.”) The Withdrawal Charge also applies at the annuitization of Accumulation Units in their sixth Contribution Year or earlier, except as set forth under “Withdrawal Charge.” However, the aggregate Withdrawal Charges assessed against a Contract will never exceed 7.25% of the aggregate Purchase Payments made under the Contract. Withdrawals will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. (See “Federal Tax Matters.”)

We charge for mortality and expense risk and administrative expenses, for records maintenance, and for any applicable premium taxes. (See “Asset-Based Charges Against the Separate Account.”) We also charge for optional death benefits (See “Guaranteed Minimum Death Benefit Rider” and “Earnings Based Death Benefit Rider.”). The Funds will incur certain management fees and other expenses. (See “Summary of Expenses”, “Investment Management Fees and Other Expenses” and the Funds’ prospectuses.)

The Contracts were previously available to be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Internal Revenue Code (the “Code”) or as individual retirement annuities including Roth IRAs. The Contracts were also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. A Contract purchased as a Qualified Contract does not provide any additional tax deferred treatment of earnings beyond the treatment that is already provided by the qualified plan itself. (See “Taxation of Annuities in General” and “Qualified Plans.”)

You have the right within the “free look” period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contact for a refund during the “free look” period, please also include a letter of instruction. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued; however, generally the refund is at least the Contract Value. (See “The Contracts.”) In addition, a special “free look” period applies in some circumstances to Contracts issued as Individual Retirement Annuities or as Roth IRAs.

SUMMARY OF EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of Purchase Payments)	None
Maximum Withdrawal Charge(1) (as a percentage of amount surrendered):	6%

Contribution Year	Withdrawal Charge
First year	6.00%
Second year	5.00%
Third year	4.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Seventh year and following	0.00%

Maximum Transfer Fee:	None

(1)

Each Contract Year, a Contract Owner may withdraw up to 10% of Contract Value less debt without incurring a Withdrawal Charge. In certain circumstances we may reduce or waive the Withdrawal Charge. (See “Withdrawal Charge.”)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Quarterly Records Maintenance Charge	$7.50	(2)

Separate Account Annual Expenses (as a percentage of average Separate Account Contract Value)
Mortality and Expense Risk Charge:	1.00%
Administration Charge:	0.30%

Total Separate Account Annual Expenses:	1.30%

Optional Benefits:
Guaranteed Minimum Death Benefit Charge	0.15%
Earnings Based Death Benefit Charge	0.20%

Total Separate Account Annual Expenses including Optional Benefit Charges	1.65%

Qualified Plan Loan Interest Rates(3)

Loans not subject to ERISA	—	5.50%
Loans subject to ERISA	—	Moody’s Corporate Bond Yield Average—Monthly Average Corporates (rounded to nearest 0.25%)

(2)

The records maintenance charge is reduced to $3.75 for Contracts with Contract Value between $25,000 and $50,000 on the date of assessment. There is no charge for Contracts with Contract Value of $50,000 or more. In certain circumstances we may reduce or waive the quarterly records maintenance charge. (See “Records Maintenance Charge.”)

(3)

Loans are only available under certain qualified plans. Interest rate depends on whether plan is subject to the Employee Retirement Income Security Act of 1974 (“ERISA”). The value securing the loan will earn interest at the loan interest rate reduced by not more than 2.5%. (See “Loans”.)

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	—	Maximum
Total Annual Fund Operating Expenses(4) (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, prior to any fee waivers or expense reimbursements)	0.10%	—	1.73%

(4)	The expenses shown are for the year ended December 31, 2009, and do not reflect any fee waivers or expense reimbursements.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds’ expenses in order to keep the Funds’ expenses below specified limits. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements if any, are 0.10% and 1.72%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund’s prospectus.

THE FUND’S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the Guaranteed Minimum Death Benefit and the Earnings Based Death Benefit. If these features were not elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds prior to any fee waivers or expense reimbursements. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,003	$1,751	$2,504	$4,687

(2)	a. If you annuitize your Contract at the end of the applicable time period under Annuity Option 2, 3, 4, or under Annuity Option 1 for a period of 5 years or more(5):

1 year	3 years	5 years	10 years
$460	$1,387	$2,321	$4,687

b. If you annuitize your Contract at the end of the applicable time period under Annuity Option 1 for a period of less then 5 years:(5)

1 year	3 years	5 years	10 years
$1,003	$1,751	$2,504	$4,687

(3)	If you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$460	$1,387	$2,321	$4,687

(5)	Withdrawal Charges do not apply if the Contract is annuitized under Annuity Option 2, 3, or 4, or under Annuity Option 1 for a period of five years or more.

The fee table and Example should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The Example does not include the deduction of state premium taxes, which may be assessed before or upon annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future performance of any Subaccount.

REDEMPTION FEES

A Fund or Portfolio may assess a redemption fee of up to 2% on Subaccount assets that are redeemed out of the Fund or Portfolio in connection with a withdrawal or transfer. Each Fund or Portfolio determines the amount of the redemption fee and when the fee is imposed. The redemption fee will reduce your Contract Value. For more information, see the Fund or Portfolio prospectus.

CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the Accumulation Unit values for Accumulation Units outstanding) for Contracts without optional benefits yielding the lowest Separate Account charges possible under the Contract (1.30%) and Contracts with optional benefits yielding the highest Separate Account charges possible under the Contract (2.05%) as of December 31, 2009. In the table(s) below, no number is shown when there were no Accumulation Units outstanding at the end of the period. A zero (0) is shown when there were fewer than 1,000 Accumulation Units outstanding at the end of the period. Should the Separate Account charges applicable to your Contract fall between the maximum and minimum charges, and you wish to see a copy of the Condensed Financial Information applicable to your Contract, such information can be obtained in the Statement of Additional Information free of charge.

No Additional Contract Options Elected

(Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

Tax Qualified—1.00%

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
Alger LargeCap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount) (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period†††	$35.319	$66.251	$55.790	$53.587	$48.308	$46.250	$34.560	$52.093	$59.667	$71.618
Accumulation unit value at end of period	$51.606	$35.319	$66.251	$55.790	$53.587	$48.308	$46.250	$34.560	$52.093	$59.667
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period††††	$20.620	$50.013	$38.398	$35.210	$32.380	$28.931	$19.771	$28.342	$28.107	$—
Accumulation unit value at end of period	$30.973	$20.62	$50.013	$38.398	$35.210	$32.380	$28.931	$19.771	$28.342	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	4	3	3	3	3	1	1	—	—
Alger SmallCap Growth Subaccount (formerly Alger American SmallCap Growth Subaccount)
Accumulation unit value at beginning of period†††	$31.598	$59.766	$51.489	$43.330	$37.441	$32.441	$23.018	$31.513	$45.157	$64.873
Accumulation unit value at end of period	$45.522	$31.598	$59.766	$51.489	$43.330	$37.441	$32.441	$23.018	$31.513	$45.157
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	1	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period†††	$5.617	$8.674	$8.767	$7.562	$7.299	$6.525	$5.095	$6.382	$7.034	$7.834
Accumulation unit value at end of period	$6.568	$5.617	$8.674	$8.767	$7.562	$7.299	$6.525	$5.095	$6.382	$7.034
Number of accumulation units outstanding at end of period (000’s omitted)	2	1	2	2	1	1	1	1	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period†††	$8.034	$11.081	$11.799	$10.043	$9.657	$8.531	$6.682	$7.723	$6.914	$5.898
Accumulation unit value at end of period	$9.534	$8.034	$11.081	$11.799	$10.043	$9.657	$8.531	$6.682	$7.723	$6.914
Number of accumulation units outstanding at end of period (000’s omitted)	4	2	2	3	2	2	2	4	8	1
Credit Suisse Trust International Equity Flex III Subaccount
Accumulation unit value at beginning of period††††	$12.188	$27.238	$21.255	$16.200	$12.789	$10.339	$7.309	$8.350	$9.829	$—
Accumulation unit value at end of period	$18.297	$12.188	$27.238	$21.255	$16.200	$12.789	$10.339	$7.309	$8.350	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	2	1	1	—	—	—	—
Dreyfus IP MidCap Stock Growth Subaccount
Accumulation unit value at beginning of period#	$9.729	$16.499	$16.437	$15.418	$14.294	$12.639	$10.000	$—	$—	$—
Accumulation unit value at end of period	$13.035	$9.729	$16.499	$16.437	$15.418	$14.294	$12.639	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—	—	—	—	—

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period†††	$19.235	$29.627	$27.763	$25.677	$25.029	$23.801	$19.078	$27.119	$35.379	$39.967
Accumulation unit value at end of period	$25.473	$19.235	$29.627	$27.763	$25.677	$25.029	$23.801	$19.078	$27.119	$35.379
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—	—	—	—	—
DWS Bond VIP Subaccount
Accumulation unit value at beginning of period†††	$7.652	$9.286	$9.003	$8.683	$8.547	$8.192	$7.876	$7.389	$7.057	$6.394
Accumulation unit value at end of period	$8.339	$7.652	$9.286	$9.003	$8.683	$8.547	$8.192	$7.876	$7.389	$7.057
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	3	—	—	—	6	—
DWS Capital Growth VIP Subaccount
Accumulation unit value at beginning of period†††	$16.643	$25.082	$22.502	$20.940	$19.410	$18.155	$14.451	$20.611	$25.816	$28.914
Accumulation unit value at end of period	$20.906	$16.643	$25.082	$22.502	$20.940	$19.410	$18.155	$14.451	$20.611	$25.816
Number of accumulation units outstanding at end of period (000’s omitted)	—	7	7	9	13	—	—	—	—	—
DWS Growth & Income VIP Subaccount
Accumulation unit value at beginning of period###	$7.697	$12.602	$12.558	$11.162	$10.000	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$10.223	$7.697	$12.602	$12.558	$11.162	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	—	0	0	N/A	N/A	N/A	N/A	N/A
DWS International VIP Subaccount
Accumulation unit value at beginning of period†††	$10.550	$20.575	$18.136	$14.548	$12.648	$10.963	$8.667	$10.723	$15.665	$20.207
Accumulation unit value at end of period	$13.946	$10.550	$20.575	$18.136	$14.548	$12.648	$10.963	$8.667	$10.723	$15.665
Number of accumulation units outstanding at end of period (000’s omitted)	—	2	—	0	—	2	3	2	3	—
DWS Large Cap Value Subaccount
Accumulation unit value at beginning of period††	$1.796	$2.851	$2.545	$2.227	$2.206	$2.025	$1.542	$1.832	$1.817	$1.580
Accumulation unit value at end of period	$2.229	$1.796	$2.851	$2.545	$2.227	$2.206	$2.025	$1.542	$1.832	$1.817
Number of accumulation units outstanding at end of period (000’s omitted)	21	21	12	29	20	22	22	22	28	22
DWS Core Fixed Income VIP Subaccount
Accumulation unit value at beginning of period††	$1.300	$1.628	$1.578	$1.529	$1.510	$1.459	$1.402	$1.311	$1.252	$1.151
Accumulation unit value at end of period	$1.387	$1.300	$1.628	$1.578	$1.529	$1.510	$1.459	$1.402	$1.311	$1.252
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	0	69	69	69	26	11	24
DWS Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period*	$2.706	$2.604	$2.483	$2.407	$2.370	$2.307	$2.279	$2.130	$2.002	$1.823
Accumulation unit value at end of period	$2.895	$2.706	$2.604	$2.483	$2.407	$2.370	$2.307	$2.279	$2.130	$2.002
Number of accumulation units outstanding at end of period (000’s omitted)	23	23	49	3	4	42	59	112	177	166
DWS High Income VIP Subaccount
Accumulation unit value at beginning of period	$6.794	$8.830	$9.026	$8.252	$8.023	$7.208	$5.842	$5.918	$5.825	$6.442
Accumulation unit value at end of period	$9.417	$6.794	$8.830	$9.026	$8.252	$8.023	$7.208	$5.842	$5.918	$5.825
Number of accumulation units outstanding at end of period (000’s omitted)	48	43	58	64	73	90	96	93	105	3
DWS Diversified International Select Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period**	$1.698	$3.350	$2.899	$2.332	$2.057	$1.757	$1.367	$1.595	$2.132	$2.708
Accumulation unit value at end of period	$2.174	$1.698	$3.350	$2.899	$2.332	$2.057	$1.757	$1.367	$1.595	$2.132
Number of accumulation units outstanding at end of period (000’s omitted)	11	11	6	7	9	11	18	22	50	84
DWS Money Market VIP Subaccount
Accumulation unit value at beginning of period	$3.111	$3.061	$2.945	$2.842	$2.792	$2.795	$2.802	$2.792	$2.718	$2.588
Accumulation unit value at end of period	$3.090	$3.111	$3.061	$2.945	$2.842	$2.792	$2.795	$2.802	$2.792	$2.718
Number of accumulation units outstanding at end of period (000’s omitted)	101	101	84	80	85	101	158	219	196	3,168

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
DWS Small Cap Growth VIP Subaccount
Accumulation unit value at beginning of period***	$1.207	$2.414	$2.296	$2.202	$2.077	$1.890	$1.436	$2.180	$3.092		$3.498
Accumulation unit value at end of period	$1.680	$1.207	$2.414	$2.296	$2.202	$2.077	$1.890	$1.436	$2.180		$3.092
Number of accumulation units outstanding at end of period (000’s omitted)	11	14	8	12	12	40	55	52	71		90
DWS Technology VIP Subaccount
Accumulation unit value at beginning of period††††	$0.536	$1.007	$0.890	$0.892	$0.868	$0.861	$0.593	$0.929	$1.376	$
Accumulation unit value at end of period	$0.852	$0.536	$1.007	$0.890	$0.892	$0.868	$0.861	$0.593	$0.929		$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—	—	—	—		—
DWS Balanced VIP Subaccount
Accumulation unit value at beginning of period	$6.592	$9.162	$8.827	$8.086	$7.830	$7.406	$6.342	$7.552	$8.122		$8.425
Accumulation unit value at end of period	$8.056	$6.592	$9.162	$8.827	$8.086	$7.830	$7.406	$6.342	$7.552		$8.122
Number of accumulation units outstanding at end of period (000’s omitted)	197	240	242	291	312	372	416	432	545		586
DWS Dreman Small Mid Cap Value VIP
Accumulation unit value at beginning of period††	$1.833	$2.780	$2.725	$2.201	$2.016	$1.616	$1.149	$1.309	$1.124		$1.091
Accumulation unit value at end of period	$2.354	$1.833	$2.780	$2.725	$2.201	$2.016	$1.616	$1.149	$1.309		$1.124
Number of accumulation units outstanding at end of period (000’s omitted)	40	40	42	60	55	58	45	22	60		4
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period††	$22.139	$31.370	$27.432	$25.817	$25.060	$23.999	$20.546	$22.736	$23.944		$25.172
Accumulation unit value at end of period	$28.301	$22.139	$31.370	$27.432	$25.817	$25.060	$23.999	$20.546	$22.736		$23.944
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—	—	—	—		—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period††	$28.482	$50.042	$42.983	$38.859	$33.562	$29.355	$23.079	$25.714	$29.597		$32.012
Accumulation unit value at end of period	$38.270	$28.482	$50.042	$42.983	$38.859	$33.562	$29.355	$23.079	$25.714		$29.597
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	4	4	4	3	3	4	4		6
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period††	$25.978	$45.755	$45.519	$38.249	$36.490	$33.046	$25.609	$31.143	$33.096		$30.830
Accumulation unit value at end of period	$33.491	$25.978	$45.755	$45.519	$38.249	$36.490	$33.046	$25.609	$31.143		$33.096
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	0	0	—	1	1		1
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period††	$34.676	$66.292	$52.737	$49.849	$47.586	$46.493	$35.347	$51.078	$62.649		$71.079
Accumulation unit value at end of period	$44.044	$34.676	$66.292	$52.737	$49.849	$47.586	$46.493	$35.347	$51.078		$62.649
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	2	3	1	1	3	3	5		5
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period††	$114.393	$183.390	$175.678	$153.315	$147.718	$134.882	$106.090	$137.814	$158.365		$176.352
Accumulation unit value at end of period	$143.395	$114.393	$183.390	$175.678	$153.315	$147.718	$134.882	$106.090	$137.814		$158.365
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	2	1	1	2		1

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period#	$11.075	$15.344	$15.927	$13.734	$13.411	$12.204	$10.000	$—	$—	$—
Accumulation unit value at end of period	$12.867	$11.075	$15.344	$15.927	$13.734	$13.411	$12.204	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	2	1	—	—	—	—	—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period#	$12.978	$19.569	$20.248	$17.481	$16.232	$13.249	$10.000	$—	$—	$—
Accumulation unit value at end of period	$16.596	$12.978	$19.569	$20.248	$17.481	$16.232	$13.249	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	—	0	—	—	—	—	—	—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period#	$11.780	$13.404	$12.783	$11.927	$11.873	$10.922	$10.000	$—	$—	$—
Accumulation unit value at end of period	$14.666	$11.780	$13.404	$12.783	$11.927	$11.873	$10.922	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	0	—	—	—	—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period#	$12.052	$11.314	$10.719	$10.408	$10.265	$10.020	$10.000	$—	$—	$—
Accumulation unit value at end of period	$12.302	$12.052	$11.314	$10.719	$10.408	$10.265	$10.020	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period#	$11.987	$11.290	$10.519	$10.376	$10.343	$10.001	$10.000	$—	$—	$—
Accumulation unit value at end of period	$11.886	$11.987	$11.290	$10.519	$10.376	$10.343	$10.001	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	—	—	—	—
Mutual Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period#	$15.960	$22.531	$20.347	$16.699	$14.544	$12.428	$10.000	$—	$—	$—
Accumulation unit value at end of period	$19.486	$15.960	$22.531	$20.347	$16.699	$14.544	$12.428	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	4	4	3	1	—	—	—	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period#	$10.973	$17.622	$17.200	$14.675	$13.406	$12.022	$10.000	$—	$—	$—
Accumulation unit value at end of period	$13.694	$10.973	$17.622	$17.200	$14.675	$13.406	$12.022	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—	—	—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period#	$17.124	$36.570	$28.682	$22.615	$17.925	$14.517	$10.000	$—	$—	$—
Accumulation unit value at end of period	$29.262	$17.124	$36.570	$28.682	$22.615	$17.925	$14.517	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	—	—	—	—	—	—	—

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period###	$13.136	$27.162	$19.765	$14.659	$10.000	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$22.373	$13.136	$27.162	$19.765	$14.659	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	N/A	N/A	N/A	N/A	N/A
ING Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period†	$8.343	$14.283	N/A	$26.152	$18.489	$16.576	$12.826	$13.232	$15.898	$13.565
Accumulation unit value at end of period	$11.359	$8.343	$14.283	$31.521	$26.152	$18.489	$16.576	$12.826	$13.232	$15.898
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	1	1	1	—	—	—	—	—
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period#	$4.929	$12.275	$15.940	$13.826	$13.185	$12.254	$10.000	$—	$—	$—
Accumulation unit value at end of period	$6.219	$4.929	$12.275	$15.940	$13.826	$13.185	$12.254	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	2	—	—	—	—	—	—	—	—
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period#	$11.042	$15.624	$14.109	$13.541	$12.645	$11.873	$10.000	$—	$—	$—
Accumulation unit value at end of period	$13.958	$11.042	$15.624	$14.109	$13.541	$12.645	$11.873	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period#	$14.516	$26.487	$28.323	$20.060	$17.735	$13.115	$10.000	$—	$—	$—
Accumulation unit value at end of period	$18.904	$14.516	$26.487	$28.323	$20.060	$17.735	$13.115	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	1	—	—	—	—	—	—
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period#	$16.499	$24.634	$20.624	$16.603	$14.352	$11.732	$10.000	$—	$—	$—
Accumulation unit value at end of period	$18.774	$16.499	$24.634	$20.624	$16.603	$14.352	$11.732	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount
Accumulation unit value at beginning of period##	$8.831	$15.867	$13.670	$12.395	$11.268	$10.419	$—	$—	$—	$—
Accumulation unit value at end of period	$12.507	$8.831	$15.867	$13.670	$12.395	$11.268	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount
Accumulation unit value at beginning of period##	$8.525	$13.712	$13.179	$11.532	$11.150	$10.261	$—	$—	$—	$—
Accumulation unit value at end of period	$10.672	$8.525	$13.712	$13.179	$11.532	$11.150	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—	—	—	—	—
JPMorgan Insurance Trust International Equity Subaccount[1]
Accumulation unit value at beginning of period#	$12.971	$22.339	$20.638	$17.079	$15.583	$13.297	$10.000	$—	$—	$—
Accumulation unit value at end of period	N/A	$12.971	$22.339	$20.638	$17.079	$15.583	$13.297	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	—	—	—	—

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
JPMorgan Insurance Trust Intrepid Mid Cap Value Subaccount
Accumulation unit value at beginning of period##	$9.272	$15.306	$15.029	$13.301	$11.472	$10.113	$—	$—	$—	$—
Accumulation unit value at end of period	$12.454	$9.272	$15.306	$15.029	$13.301	$11.472	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	1	2	—	—	—	—	—	—
JPMorgan Insurance Trust Mid Cap Value Subaccount[2]
Accumulation unit value at beginning of period##	$9.282	$14.532	$14.544	$12.585	$11.581	$10.294	$—	$—	$—	$—
Accumulation unit value at end of period	$11.754	$9.282	$14.532	$14.544	$12.585	$11.581	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	0	—	—	—	—
JPMorgan Small Cap Core Subaccount[3]
Accumulation unit value at beginning of period	$13.098	$19.451	$20.827	$18.290	$17.863	$14.187	$10.538	$13.584	$14.925	$16.998
Accumulation unit value at end of period	N/A	$13.098	$19.451	$20.827	$18.290	$17.863	$14.187	$10.538	$13.584	$14.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—	—	1	—	—
JPMorgan Insurance Trust U.S. Equity Subaccount
Accumulation unit value at beginning of period##	$8.902	$13.790	$12.611	$10.966	$10.823	$10.071	$—	$—	$—	$—
Accumulation unit value at end of period	$11.783	$8.902	$13.790	$12.611	$10.966	$10.823	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period†	$33.317	$39.983	$36.536	$33.328	$31.181	$29.019	$25.699	$27.744	$29.394	$30.378
Accumulation unit value at end of period	$41.526	$33.317	$39.983	$36.536	$33.328	$31.181	$29.019	$25.699	$27.744	$29.394
Number of accumulation units outstanding at end of period (000’s omitted)	6	6	5	8	7	9	9	10	11	11
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period†	$23.559	$42.281	$34.994	$31.108	$27.976	$23.401	$17.494	$24.518	$40.901	$60.590
Accumulation unit value at end of period	$33.782	$23.559	$42.281	$34.994	$31.108	$27.976	$23.401	$17.494	$24.518	$40.901
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	2	1	1	1	1	1	3	6
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period†	$17.874	$29.949	$26.283	$23.833	$23.082	$22.305	$17.102	$23.504	$31.542	$37.283
Accumulation unit value at end of period	$24.130	$17.874	$29.949	$26.283	$23.833	$23.082	$22.305	$17.102	$23.504	$31.542
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	5	6	12	16
Janus Aspen Worldwide Subaccount
Accumulation unit value at beginning of period†	$21.609	$39.441	$36.339	$31.049	$29.621	$28.553	$23.259	$31.533	$41.064	$49.181
Accumulation unit value at end of period	$29.461	$21.609	$39.441	$36.339	$31.049	$29.621	$28.553	$23.259	$31.533	$41.064
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	4	4	6	8	9	11	12

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period#	$14.707	$20.602	$19.416	$17.043	$15.647	$13.416	$10.000	$—	$—	$—
Accumulation unit value at end of period	$19.356	$14.707	$20.602	$19.416	$17.043	$15.647	$13.416	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period#	$8.750	$16.264	$14.428	$13.533	$13.034	$12.348	$10.000	$—	$—	$—
Accumulation unit value at end of period	$12.489	$8.750	$16.264	$14.428	$13.533	$13.034	$12.348	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	0	—	—	—	—	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period#	$13.594	$23.011	$21.910	$18.855	$16.695	$14.185	$10.000	$—	$—	$—
Accumulation unit value at end of period	$18.757	$13.594	$23.011	$21.910	$18.855	$16.695	$14.185	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	0	2	—	—	—	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period#	$2.728	$12.859	$13.049	$12.066	$11.947	$11.098	$10.000	$—	$—	$—
Accumulation unit value at end of period	$3.402	$2.728	$12.859	$13.049	$12.066	$11.947	$11.098	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period#	$9.772	$16.081	$15.595	$13.725	$13.109	$12.131	$10.000	$—	$—	$—
Accumulation unit value at end of period	$12.383	$9.772	$16.081	$15.595	$13.725	$13.109	$12.131	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period#	$11.992	$19.536	$20.011	$17.627	$16.226	$13.751	$10.000	$—	$—	$—
Accumulation unit value at end of period	$16.252	$11.992	$19.536	$20.011	$17.627	$16.226	$13.751	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	—	—	—	—
Oppenheimer Small- & Mid-Cap Subaccount (formerly Oppenheimer MidCap Subaccount)
Accumulation unit value at beginning of period#	$8.473	$16.850	$16.051	$15.785	$14.236	$12.039	$10.000	$—	$—	$—
Accumulation unit value at end of period	$11.096	$8.473	$16.850	$16.051	$15.785	$14.236	$12.039	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—	—	—	—	—
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period#	$11.516	$13.602	$12.540	$11.811	$11.640	$10.843	$10.000	$—	$—	$—
Accumulation unit value at end of period	$13.501	$11.516	$13.602	$12.540	$11.811	$11.640	$10.843	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
Alger LargeCap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount) (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period†††	$34.320	$64.569	$54.536	$52.538	$47.502	$45.614	$34.186	$51.682	$59.374	$70.571
Accumulation unit value at end of period	$49.997	$34.320	$64.569	$54.536	$52.538	$47.502	$45.614	$34.186	$51.682	$59.374
Number of accumulation units outstanding at end of period (000’s omitted)	200	225	252	284	336	387	426	382	371	296
Alger Mid Cap Growth Subaccount (formerly Alger American Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period††††	$20.137	$48.986	$37.722	$34.693	$31.999	$28.676	$19.654	$28.259	$28.106	$—
Accumulation unit value at end of period	$30.157	$20.137	$48.986	$37.722	$34.693	$31.999	$28.676	$19.654	$28.259	$—
Number of accumulation units outstanding at end of period (000’s omitted)	337	385	437	427	509	582	578	281	129	—

	Periodic Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period†††	$30.703	$58.248	$50.331	$42.481	$36.816	$31.994	$22.769	$31.264	$44.935	$62.523
Accumulation unit value at end of period	$44.102	$30.703	$58.248	$50.331	$42.481	$36.816	$31.994	$22.769	$31.264	$44.935
Number of accumulation units outstanding at end of period (000’s omitted)	148	145	145	140	133	129	140	104	103	94
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period†††	$5.459	$8.453	$8.570	$7.414	$7.178	$6.435	$5.040	$6.332	$6.990	$7.932
Accumulation unit value at end of period	$6.364	$5.459	$8.453	$8.570	$7.414	$7.178	$6.435	$5.040	$6.332	$6.990
Number of accumulation units outstanding at end of period (000’s omitted)	1,359	1,618	2,341	2,909	1,549	2,962	3,131	2,229	729	601
American Century VP Value Subaccount
Accumulation unit value at beginning of period†††	$7.806	$10.800	$11.534	$9.847	$9.496	$8.414	$6.609	$7.662	$6.880	$5.899
Accumulation unit value at end of period	$9.237	$7.806	$10.800	$11.534	$9.847	$9.496	$8.414	$6.609	$7.662	$6.880
Number of accumulation units outstanding at end of period (000’s omitted)	1,467	1,711	2,171	2,370	2,756	3,140	3,025	2,824	2,560	385
Credit Suisse Trust International Equity Flex III Subaccount
Accumulation unit value at beginning of period††††	$11.903	$26.679	$20.881	$15.962	$12.638	$10.248	$7.266	$8.326	$9.829	$—
Accumulation unit value at end of period	$17.815	$11.903	$26.679	$20.881	$15.962	$12.638	$10.248	$7.266	$8.326	$—
Number of accumulation units outstanding at end of period (000’s omitted)	158	166	204	178	125	98	75	49	18	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period#	$9.566	$16.272	$16.260	$15.296	$14.224	$12.614	$10.000	$—	$—	$—
Accumulation unit value at end of period	$12.780	$9.566	$16.272	$16.260	$15.296	$14.224	$12.614	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	85	90	101	113	116	103	238	—	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period†††	$18.691	$28.874	$27.139	$25.174	$24.611	$23.474	$18.872	$26.905	$35.205	$40.084
Accumulation unit value at end of period	$24.679	$18.691	$28.874	$27.139	$25.174	$24.611	$23.474	$18.872	$26.905	$35.205
Number of accumulation units outstanding at end of period (000’s omitted)	90	98	109	110	123	139	167	165	158	128
DWS Bond VIP Subaccount
Accumulation unit value at beginning of period†††	$7.436	$9.050	$8.801	$8.513	$8.405	$8.080	$7.790	$7.331	$7.023	$6.485
Accumulation unit value at end of period	$8.079	$7.436	$9.050	$8.801	$8.513	$8.405	$8.080	$7.790	$7.331	$7.023
Number of accumulation units outstanding at end of period (000’s omitted)	939	1,088	1,601	1,313	496	581	671	1,619	1,410	102
DWS Capital Growth VIP Subaccount
Accumulation unit value at beginning of period†††	$16.172	$24.445	$21.996	$20.530	$19.087	$17.905	$14.295	$20.449	$25.689	$28.882
Accumulation unit value at end of period	$20.254	$16.172	$24.445	$21.996	$20.530	$19.087	$17.905	$14.295	$20.449	$25.689
Number of accumulation units outstanding at end of period (000’s omitted)	2,735	3,075	3,486	3,680	4,309	68	78	70	74	65

	Periodic Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
DWS Growth & Income VIP Subaccount
Accumulation unit value at beginning of period###	$7.613	$12.502	$12.496	$11.140	$10.000	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$10.082	$7.613	$12.502	$12.496	$11.140	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	332	385	460	530	661	N/A	N/A	N/A	N/A	N/A
DWS International VIP Subaccount
Accumulation unit value at beginning of period†††	$10.251	$20.053	$17.729	$14.263	$12.437	$10.812	$8.573	$10.639	$15.588	$20.167
Accumulation unit value at end of period	$13.512	$10.251	$20.053	$17.729	$14.263	$12.437	$10.812	$8.573	$10.639	$15.588
Number of accumulation units outstanding at end of period (000’s omitted)	276	330	404	426	348	381	389	1,565	807	252
DWS Large Cap Value VIP Subaccount
Accumulation unit value at beginning of period††	$1.729	$2.754	$2.466	$2.164	$2.150	$1.979	$1.512	$1.801	$1.792	$1.563
Accumulation unit value at end of period	$2.140	$1.729	$2.754	$2.466	$2.164	$2.150	$1.979	$1.512	$1.801	$1.792
Number of accumulation units outstanding at end of period (000’s omitted)	8,245	9,265	10,799	11,807	13,097	15,096	15,539	16,207	17,339	15,878
DWS Core Fixed Income VIP Subaccount
Accumulation unit value at beginning of period††	$1.252	$1.572	$1.529	$1.486	$1.472	$1.426	$1.374	$1.289	$1.235	$1.139
Accumulation unit value at end of period	$1.331	$1.252	$1.572	$1.529	$1.486	$1.472	$1.426	$1.374	$1.289	$1.235
Number of accumulation units outstanding at end of period (000’s omitted)	6,070	6,850	9,655	8,272	3,855	4,482	5,362	5,339	4,528	2,488
DWS Government & Agencies Securities VIP Subaccount
Accumulation unit value at beginning of period*	$2.556	$2.468	$2.359	$2.294	$2.266	$2.212	$2.192	$2.055	$1.937	$1.769
Accumulation unit value at end of period	$2.727	$2.556	$2.468	$2.359	$2.294	$2.266	$2.212	$2.192	$2.055	$1.937
Number of accumulation units outstanding at end of period (000’s omitted)	6,772	7,445	8,326	7,900	9,652	12,133	15,656	20,634	16,356	12,564
DWS High Income VIP Subaccount
Accumulation unit value at beginning of period	$6.277	$8.359	$8.388	$7.692	$7.500	$6.758	$5.494	$5.582	$5.510	$6.112
Accumulation unit value at end of period	$8.674	$6.277	$8.359	$8.388	$7.692	$7.500	$6.758	$5.494	$5.582	$5.510
Number of accumulation units outstanding at end of period (000’s omitted)	3,840	5,151	4,821	5,591	6,306	7,757	8,944	9,725	11,376	12,547
DWS Diversified International Select Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period**	$1.614	$3.195	$2.773	$2.237	$1.979	$1.695	$1.323	$1.549	$2.076	$2.645
Accumulation unit value at end of period	$2.061	$1.614	$3.195	$2.773	$2.237	$1.979	$1.695	$1.323	$1.549	$2.076
Number of accumulation units outstanding at end of period (000’s omitted)	9,262	10,400	12,227	12,239	14,634	18,847	18,355	20,304	23,213	26,820
DWS Money Market VIP Subaccount
Accumulation unit value at beginning of period	$2.874	$2.836	$2.737	$2.649	$2.610	$2.620	$2.635	$2.633	$2.571	$2.455
Accumulation unit value at end of period	$2.846	$2.874	$2.836	$2.737	$2.649	$2.610	$2.620	$2.635	$2.633	$2.571
Number of accumulation units outstanding at end of period (000’s omitted)	7,900	10,450	11,632	9,208	8,947	8,296	9,655	14,534	17,960	16,586
DWS Small Cap Growth VIP Subaccount
Accumulation unit value at beginning of period***	$1.155	$2.318	$2.211	$2.127	$2.013	$1.836	$1.399	$2.131	$3.032	$3.440
Accumulation unit value at end of period	$1.603	$1.155	$2.318	$2.211	$2.127	$2.013	$1.836	$1.399	$2.131	$3.032
Number of accumulation units outstanding at end of period (000’s omitted)	10,865	11,901	13,384	15,220	18,157	22,823	27,064	28,479	32,678	35,343

	Periodic Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
DW Technology VIP Subaccount
Accumulation unit value at beginning of period††††	$0.524	$0.986	$0.874	$0.879	$0.858	$0.853	$0.589	$0.926	$1.376	$—
Accumulation unit value at end of period	$0.829	$0.524	$0.986	$0.874	$0.879	$0.858	0.853	$0.589	$0.926	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2,920	2,642	2,997	3,050	4,266	6,511	5,704	2,390	1,466	—
DWS Balanced VIP Subaccount
Accumulation unit value at beginning of period	$6.089	$8.489	$8.202	$7.537	$7.320	$6.944	$5.964	$7.122	$7.683	$7.993
Accumulation unit value at end of period	$7.420	$6.089	$8.489	$8.202	$7.537	$7.320	$6.944	$5.964	$7.122	$7.683
Number of accumulation units outstanding at end of period (000’s omitted)	14,460	17,890	18,842	21,785	25,272	30,500	34,628	38,635	46,322	51,400
DWS Dreman Small Mid Cap Value VIP
Accumulation unit value at beginning of period††	$1.765	$2.684	$2.640	$2.138	$1.965	$1.579	$1.126	$1.287	$1.108	$1.079
Accumulation unit value at end of period	$2.260	$1.765	$2.686	$2.640	$2.138	$1.965	$1.579	$1.126	$1.287	$1.108
Number of accumulation units outstanding at end of period (000’s omitted)	12,500	14,175	16,546	17,881	18,932	20,321	18,263	19,615	14,365	9,542
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period††	$21.322	$30.302	$26.577	$25.087	$24.424	$23.459	$20.143	$22.357	$23.615	$24.899
Accumulation unit value at end of period	$27.177	$21.322	$30.302	$26.577	$25.087	$24.424	$23.459	$20.143	$22.357	$23.615
Number of accumulation units outstanding at end of period (000’s omitted)	189	220	255	279	337	434	378	260	278	277
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period††	$27.431	$48.339	$41.644	$37.760	$32.710	$28.695	$22.627	$25.285	$29.190	$31.666
Accumulation unit value at end of period	$36.748	$27.431	$48.339	$41.644	$37.760	$32.710	$28.695	$22.627	$25.285	$29.190
Number of accumulation units outstanding at end of period (000’s omitted)	1,800	1,940	2,256	2,326	2,424	2,357	2,172	2,123	2,208	2,324
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period††	$25.020	$44.198	$44.101	$37.167	$35.563	$32.302	$25.107	$30.623	$32.641	$30.497
Accumulation unit value at end of period	$32.159	$25.020	$44.198	$44.101	$37.167	$35.563	$32.302	$25.107	$30.623	$32.641
Number of accumulation units outstanding at end of period (000’s omitted)	780	915	1,154	1,167	1,212	1,500	1,617	1,447	1,357	1,122
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period††	$33.393	$64.029	$51.090	$48.434	$46.373	$45.443	$34.651	$50.221	$61.783	$70.305
Accumulation unit value at end of period	$42.289	$33.393	$64.029	$51.090	$48.434	$46.373	$45.443	$34.651	$50.221	$61.783
Number of accumulation units outstanding at end of period (000’s omitted)	561	588	674	735	875	1,106	1,247	1,355	1,446	1,322
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period††	$110.172	$177.148	$170.206	$148.980	$143.967	$131.848	$104.012	$135.516	$156.190	$174.446
Accumulation unit value at end of period	$137.695	$110.172	$177.148	$170.206	$148.980	$143.967	$131.848	$104.012	$135.516	$156.190
Number of accumulation units outstanding at end of period (000’s omitted)	420	475	563	628	640	757	757	826	944	858

	Periodic Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period#	$10.890	$15.133	$15.755	$13.626	$13.345	$12.179	$10.000	$—	$—	$—
Accumulation unit value at end of period	$12.615	$10.890	$15.133	$15.755	$13.626	$13.345	$12.179	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	364	419	584	625	618	567	182	—	—	—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period#	$12.762	$19.300	$20.029	$17.344	$16.152	$13.223	$10.000	$—	$—	$—
Accumulation unit value at end of period	$16.271	$12.762	$19.300	$20.029	$17.344	$16.152	$13.223	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	221	250	243	231	215	144	23	—	—	—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period#	$11.583	$13.219	$12.645	$11.833	$11.814	$10.901	$10.000	$—	$—	$—
Accumulation unit value at end of period	$14.379	$11.583	$13.219	$12.645	$11.833	$11.814	$10.901	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	457	427	460	387	334	185	65	—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period#	$11.851	$11.158	$10.603	$10.326	$10.214	$10.000	$10.000	$—	$—	$—
Accumulation unit value at end of period	$12.061	$11.851	$11.158	$10.603	$10.326	$10.214	$10.000	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	320	315	160	137	135	951	860	—	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period#	$11.787	$11.135	$10.406	$10.294	$10.291	$9.981	$10.000	$—	$—	$—
Accumulation unit value at end of period	$11.653	$11.787	$11.135	$10.406	$10.294	$10.291	$9.981	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	453	599	663	1,289	201	803	775	—	—	—
Mutual Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period	$15.694	$2.221	$20.127	$16.568	$14.472	$12.404	$10.000	$—	$—	$—
Accumulation unit value at end of period	$19.105	$15.694	$2.221	$20.127	$16.568	$14.472	$12.404	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1,007	1,092	1,235	1,065	814	392	86	—	—	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period#	$10.790	$17.379	$17.014	$14.559	$13.340	$11.998	$10.000	$—	$—	$—
Accumulation unit value at end of period	$13.425	$10.790	$17.379	$17.014	$14.559	$13.340	$11.998	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	378	435	421	325	230	147	50	—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period#	$16.839	$36.068	$28.372	$22.437	$17.836	$14.488	$10.000	$—	$—	$—
Accumulation unit value at end of period	$28.689	$16.839	$36.068	$28.372	$22.437	$17.836	$14.488	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	206	208	305	307	272	168	65	—	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period###	$13.017	$26.995	$19.702	$14.655	$10.000	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$22.104	$13.017	$26.995	$19.702	$14.655	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	460	468	573	553	598	N/A	N/A	N/A	N/A	N/A

	Periodic Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period†	$8.294	$14.242	N/A	$25.339	$17.967	$16.156	$12.538	$12.973	$15.634	$13.379
Accumulation unit value at end of period	$11.260	$8.294	14.242	$30.450	$25.339	$17.967	$16.156	$12.538	$12.973	$15.634
Number of accumulation units outstanding at end of period (000’s omitted)	863	1,005	1,248	442	436	244	198	216	229	316
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period#	$4.847	$12.106	$15.768	$13.717	$13.120	$12.230	$10.000	$—	$—	$—
Accumulation unit value at end of period	$6.097	$4.847	$12.106	$15.768	$13.717	$13.120	$12.230	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	75	75	27	25	18	22	17	—	—	—
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period#	$10.858	$15.409	$13.956	$13.434	$12.583	$11.850	$10.000	$—	$—	$—
Accumulation unit value at end of period	$13.685	$10.858	$15.409	$13.956	$13.434	$12.583	$11.850	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	69	101	103	110	138	124	46	—	—	—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period#	$14.274	$26.123	$28.017	$19.902	$17.699	$13.089	$10.000	$—	$—	$—
Accumulation unit value at end of period	$18.533	$14.274	$26.123	$28.017	$19.902	$17.699	$13.089	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	300	320	430	579	433	417	64	—	—	—
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period#	$16.224	$24.296	$20.402	$16.472	$14.281	$11.709	$10.000	$—	$—	$—
Accumulation unit value at end of period	$18.406	$16.224	$24.296	$20.402	$16.472	$14.281	$11.709	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	165	215	188	168	135	21	7	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount
Accumulation unit value at beginning of period##	$8.700	$15.678	$13.548	$12.320	$11.234	$10.407	$—	$—	$—	$—
Accumulation unit value at end of period	$12.285	$8.700	$15.678	$13.548	$12.320	$11.234	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	54	53	56	54	32	3	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount
Accumulation unit value at beginning of period##	$8.399	$13.549	$13.061	$11.462	$11.116	$10.250	$—	$—	$—	$—
Accumulation unit value at end of period	$10.483	$8.399	$13.549	$13.061	$11.462	$11.116	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	11	18	6	5	3	2	—	—	—	—
JPMorgan Insurance Trust International Equity Subaccount[1]
Accumulation unit value at beginning of period*	$12.755	$22.032	$20.414	$16.945	$15.506	$13.270	$10.000	$—	$—	$—
Accumulation unit value at end of period	N/A	$12.755	$22.032	$20.414	$16.945	$15.506	$13.270	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	654	874	1,326	463	1,494	1,068	—	—	—

	Periodic Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
JPMorgan Insurance Trust Intrepid Mid Cap Value Subaccount
Accumulation unit value at beginning of period##	$9.134	$15.124	$14.894	$13.221	$11.437	$10.102	$—	$—	$—	$—
Accumulation unit value at end of period	$12.233	$9.134	$15.124	$14.894	$13.221	$11.437	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	236	268	305	303	211	1	—	—	—	—
JPMorgan Insurance Trust Mid Cap Value Subaccount[2]
Accumulation unit value at beginning of period##	$9.144	$14.359	$14.414	$12.509	$11.545	$10.283	$—	$—	$—	$—
Accumulation unit value at end of period	$11.545	$9.144	$14.359	$14.414	$12.509	$11.545	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	580	66	87	115	109	371	—	—	—	—
JPMorgan Insurance Company Small Cap Core Subaccount[3]
Accumulation unit value at beginning of period*	$12.728	$18.957	$20.359	$17.932	$17.565	$13.992	$10.423	$13.477	$14.852	$16.965
Accumulation unit value at end of period	N/A	$12.728	$18.957	$20.359	$17.932	$17.565	$13.992	$10.423	$13.477	$14.852
Number of accumulation units outstanding at end of period (000’s omitted)	—	285	344	405	478	495	485	553	573	98
JPMorgan Insurance Trust U.S. Equity Subaccount
Accumulation unit value at beginning of period##	$8.770	$13.626	$12.498	$10.900	$10.790	$10.060	$—	$—	$—	$—
Accumulation unit value at end of period	$11.573	$8.770	$13.626	$12.498	$10.900	$10.790	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	40	51	76	147	109	991	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period†	$32.027	$38.550	$35.331	$32.325	$30.332	$28.313	$25.148	$27.230	$28.936	$29.993
Accumulation unit value at end of period	$39.801	$32.027	$38.550	$35.331	$32.325	$30.332	$28.313	$25.148	$27.230	$28.936
Number of accumulation units outstanding at end of period (000’s omitted)	1,891	2,141	2,433	2,625	3,025	3,566	4,340	4,969	5,232	5,232
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period†	$22.646	$40.765	$33.839	$30.171	$27.213	$22.831	$17.119	$24.064	$40.263	$59.822
Accumulation unit value at end of period	$32.377	$22.646	$40.765	$33.839	$30.171	$27.213	$22.831	$17.119	$24.064	$40.263
Number of accumulation units outstanding at end of period (000’s omitted)	1,257	1,385	1,579	1,567	1,858	2,191	2,527	3,066	3,103	3,287
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period†	$17.182	$28.875	$25.416	$23.116	$22.453	$21.762	$16.735	$23.068	$31.050	$36.810
Accumulation unit value at end of period	$23.127	$17.182	$28.875	$25.416	$23.116	$22.453	$21.762	$16.735	$23.068	$31.050
Number of accumulation units outstanding at end of period (000’s omitted)	1,216	1,339	1,517	1,648	1,960	2,502	3,375	3,591	4,179	4,472
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period#	$14.462	$20.318	$19.206	$16.908	$15.570	$13.390	$10.000	$—	$—	$—
Accumulation unit value at end of period	$18.976	$14.462	$20.318	$19.206	$16.908	$15.570	$13.390	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	230	239	255	456	161	114	24	—	—	—

	Periodic Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
Janus Aspen Worldwide Subaccount
Accumulation unit value at beginning of period†	$20.773	$38.026	$35.140	$30.114	$28.814	$27.859	$22.760	$30.949	$40.424	$48.558
Accumulation unit value at end of period	$28.237	$20.773	$38.026	$35.140	$30.114	$28.814	$27.859	$22.760	$30.949	$40.424
Number of accumulation units outstanding at end of period (000’s omitted)	1,605	1,791	2,039	2,248	2,739	3,514	4,444	5,338	6,176	6,796
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period#	$8.604	$16.040	$14.272	$13.426	$12.969	$12.323	$10.000	$—	$—	$—
Accumulation unit value at end of period	$12.244	$8.604	$16.040	$14.272	$13.426	$12.969	$12.323	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	185	195	203	237	250	231	84	—	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period#	$13.367	$22.694	$21.673	$18.706	$16.613	$14.157	$10.000	$—	$—	$—
Accumulation unit value at end of period	$18.389	$13.367	$22.694	$21.673	$18.706	$16.613	$14.157	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1,270	1,512	1,727	1,464	1,341	1,148	373	—	—	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period#	$2.682	$12.682	$12.908	$11.971	$11.888	$11.076	$10.000	$—	$—	$—
Accumulation unit value at end of period	$3.334	$2.682	$12.682	$12.908	$11.971	$11.888	$11.076	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	141	130	176	154	135	124	46	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period#	$9.609	$15.860	$15.427	$13.617	$13.045	$12.107	$10.000	$—	$—	$—
Accumulation unit value at end of period	$12.141	$9.609	$15.860	$15.427	$13.617	$13.045	$12.107	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	367	440	564	890	196	145	73	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period#	$11.791	$19.267	$19.795	$17.488	$16.146	$13.724	$10.000	$—	$—	$—
Accumulation unit value at end of period	$15.933	$11.791	$19.267	$19.795	$17.488	$16.146	$13.724	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	358	410	538	452	320	381	178	—	—	—
Oppenheimer Small- & Mid-Cap Subaccount (formerly Oppenheimer MidCap Subaccount)
Accumulation unit value at beginning of period#	$8.332	$16.619	$15.877	$15.660	$14.165	$12.015	$10.000	$—	$—	$—
Accumulation unit value at end of period	$10.878	$8.332	$16.619	$15.877	$15.660	$14.165	$12.015	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	38	35	40	50	51	53	17	—	—	—
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period#	$11.324	$13.414	$12.405	$11.718	$11.583	$10.821	$10.000	$—	$—	$—
Accumulation unit value at end of period	$13.236	$11.324	$13.414	$12.405	$11.718	$11.583	$10.821	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	495	583	454	393	320	622	51	—	—	—

No Additional Contract Options Elected

(Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

Non-Tax Qualified—1.00%

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
Alger LargeCap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount) (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period†††	$35.319	$66.251	$55.790	$53.587	$48.308	$46.250	$34.560	$52.093	$59.667	$70.710
Accumulation unit value at end of period	$51.606	$35.319	$66.251	$55.790	$53.587	$48.308	$46.250	$34.560	$52.093	$59.667
Number of accumulation units outstanding at end of period (000’s omitted)	1	—	—	—	6	6	6	1	1	2
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period††††	$20.620	$50.013	$38.398	$35.210	$32.380	$28.931	$19.771	$28.342	$28.107	$—
Accumulation unit value at end of period	$30.973	$20.62	$50.013	$38.398	$35.210	$32.380	$28.931	$19.771	$28.342	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	1	3	5	10	1	1	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period†††	$31.598	$59.766	$51.489	$43.330	$37.441	$32.441	$23.018	$31.513	$45.157	$64.873
Accumulation unit value at end of period	$45.522	$31.598	$59.766	$51.489	$43.330	$37.441	$32.441	$23.018	$31.513	$45.157
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	4	3	2	1	1	1	1	1
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period†††	$5.617	$8.674	$8.767	$7.562	$7.299	$6.525	$5.095	$6.382	$7.034	$7.947
Accumulation unit value at end of period	$6.568	$5.617	$8.674	$8.767	$7.562	$7.299	$6.525	$5.095	$6.382	$7.034
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	2	2	4	8	2	2	13	13
American Century VP Value Subaccount
Accumulation unit value at beginning of period†††	$8.034	$11.081	$11.799	$10.043	$9.657	$8.531	$6.682	$7.723	$6.914	$5.911
Accumulation unit value at end of period	$9.534	$8.034	$11.081	$11.799	$10.043	$9.657	$8.531	$6.682	$7.723	$6.914
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	4	6	12	22	23	26	19	1
Credit Suisse Trust International Equity Flex III
Accumulation unit value at beginning of period††††	$12.188	$27.238	$21.255	$16.200	$12.789	$10.339	$7.309	$8.350	$9.829	$—
Accumulation unit value at end of period	$18.297	$12.188	$27.238	$21.255	$16.200	$12.789	$10.339	$7.309	$8.350	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	2	3	3	3	9	3	2	—	—

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period#	$9.729	$16.499	$16.437	$15.418	$14.294	$12.639	$10.000	$—	$—	$—
Accumulation unit value at end of period	$13.035	$9.729	$16.499	$16.437	$15.418	$14.294	$12.639	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	—	—	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period†††	$19.235	$29.627	$27.763	$25.677	$25.029	$23.801	$19.078	$27.119	$35.379	$40.163
Accumulation unit value at end of period	$25.473	$19.235	$29.627	$27.763	$25.677	$25.029	$23.801	$19.078	$27.119	$35.379
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	—	1	1	1
DWS Bond VIP Subaccount
Accumulation unit value at beginning of period†††	$7.652	$9.286	$9.003	$8.683	$8.547	$8.192	$7.876	$7.389	$7.057	$6.394
Accumulation unit value at end of period	$8.339	$7.652	$9.286	$9.003	$8.683	$8.547	$8.192	$7.876	$7.389	$7.057
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	12	1	3	3	2	4	6
DWS Capital Growth VIP Subaccount
Accumulation unit value at beginning of period†††	$16.643	$25.082	$22.502	$20.940	$19.410	$18.155	$14.451	$20.611	$25.816	$28.914
Accumulation unit value at end of period	$20.906	$16.643	$25.082	$22.502	$20.940	$19.410	$18.155	$14.451	$20.611	$25.816
Number of accumulation units outstanding at end of period (000’s omitted)	49	47	73	74	84	4	5	4	6	5
DWS Growth & Income VIP Subaccount
Accumulation unit value at beginning of period###	$7.697	$12.602	$12.558	$11.162	$10.000	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$10.223	$7.697	$12.602	12.558	$11.162	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	2	2	N/A	N/A	N/A	N/A	N/A
DWS International VIP Subaccount
Accumulation unit value at beginning of period†††	$10.550	$20.575	$18.136	$14.548	$12.648	$10.963	$8.667	$10.723	$15.665	$20.207
Accumulation unit value at end of period	$13.946	$10.550	$20.575	$18.136	$14.548	$12.648	$10.963	$8.667	$10.723	$15.665
Number of accumulation units outstanding at end of period (000’s omitted)	5	3	9	6	4	2	5	1	1	1
DWS Large Cap Value VIP Subaccount
Accumulation unit value at beginning of period††	$1.796	$2.851	$2.545	$2.227	$2.206	$2.025	$1.542	$1.832	$1.817	$1.580
Accumulation unit value at end of period	$2.229	$1.796	$2.851	$2.545	$2.227	$2.206	$2.025	$1.542	$1.832	$1.817
Number of accumulation units outstanding at end of period (000’s omitted)	76	75	85	97	108	91	44	49	99	87
DWS Core Fixed Income VIP Subaccount
Accumulation unit value at beginning of period††	$1.300	$1.628	$1.578	$1.529	$1.510	$1.459	$1.402	$1.311	$1.252	$1.151
Accumulation unit value at end of period	$1.387	$1.300	$1.628	$1.578	$1.529	$1.510	$1.459	$1.402	$1.311	$1.252
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	17	6	6	95	138	365	421	177

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
DWS Government & Agency Securities Subaccount
Accumulation unit value at beginning of period*	$2.706	$2.604	$2.483	$2.407	$2.370	$2.307	$2.279	$2.130	$2.002	$1.823
Accumulation unit value at end of period	$2.895	$2.706	$2.604	$2.483	$2.407	$2.370	$2.307	$2.279	$2.130	$2.002
Number of accumulation units outstanding at end of period (000’s omitted)	24	25	103	90	222	352	445	784	885	728
DWS High Income VIP Subaccount
Accumulation unit value at beginning of period	$6.505	$8.830	$8.642	$7.901	$7.681	$6.901	$5.593	$5.666	$5.577	$6.168
Accumulation unit value at end of period	$9.016	$6.505	$8.830	$8.642	$7.901	$7.681	$6.901	$5.593	$5.666	$5.577
Number of accumulation units outstanding at end of period (000’s omitted)	192	200	272	261	324	445	514	566	615	789
DWS Diversified International Select Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period**	$1.698	$3.350	$2.899	$2.332	$2.057	$1.757	$1.367	$1.595	$2.132	$2.708
Accumulation unit value at end of period	$2.174	$1.698	$3.350	$2.899	$2.332	$2.057	$1.757	$1.367	$1.595	$2.132
Number of accumulation units outstanding at end of period (000’s omitted)	86	115	162	163	164	229	238	236	286	418
DWS Money Market VIP Subaccount
Accumulation unit value at beginning of period	$3.111	$3.061	$2.945	$2.842	$2.792	$2.795	$2.802	$2.792	$2.718	$2.588
Accumulation unit value at end of period	$3.090	$3.111	$3.061	$2.945	$2.842	$2.792	$2.795	$2.802	$2.792	$2.718
Number of accumulation units outstanding at end of period (000’s omitted)	610	650	803	809	884	1,143	1,401	2,306	2,590	2,958
DWS Small Cap Growth VIP Subaccount
Accumulation unit value at beginning of period***	$1.207	$2.414	$2.296	$2.202	$2.077	$1.890	$1.436	$2.180	$3.092	$3.498
Accumulation unit value at end of period	$1.680	$1.207	$2.414	$2.296	$2.202	$2.077	$1.890	$1.436	$2.180	$3.092
Number of accumulation units outstanding at end of period (000’s omitted)	42	42	104	104	143	247	273	274	349	416
DWS Technology VIP Subaccount
Accumulation unit value at beginning of period††††	$0.536	$1.007	$0.890	$0.892	$0.868	$0.861	$0.593	$0.929	$1.376	$—
Accumulation unit value at end of period	$0.852	$0.536	$1.007	$0.890	$0.892	$0.868	$0.861	$0.593	$0.929	$—
Number of accumulation units outstanding at end of period (000’s omitted)	61	42	42	42	42	42	80	3	—	—
DWS Balanced VIP Subaccount
Accumulation unit value at beginning of period	$6.103	$9.162	$8.172	$7.487	$7.250	$6.857	$5.872	$6.992	$7.520	$7.800
Accumulation unit value at end of period	$7.459	$6.103	$8.483	$8.172	$7.487	$7.250	$6.857	$5.872	$6.992	$7.520
Number of accumulation units outstanding at end of period (000’s omitted)	611	630	841	842	950	1,182	1,348	1,604	1,961	2,366
DWS Dreman Small MidCap Value VIP DWS Dreman Small Cap Value Subaccount
Accumulation unit value at beginning of period††	$1.833	$2.780	$2.725	$2.201	$2.016	$1.616	$1.149	$1.309	$1.124	$1.091
Accumulation unit value at end of period	$2.354	$1.833	$2.780	$2.725	$2.201	$2.016	$1.616	$1.149	$1.309	$1.124
Number of accumulation units outstanding at end of period (000’s omitted)	118	119	174	233	334	462	257	187	207	40

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period††	$22.139	$31.370	$27.432	$25.817	$25.060	$23.999	$20.546	$22.736	$23.944	$25.172
Accumulation unit value at end of period	$28.301	$22.139	$31.370	$27.432	$25.817	$25.060	$23.999	$20.546	$22.736	$23.944
Number of accumulation units outstanding at end of period (000’s omitted)	5	7	5	5	5	7	6	2	3	8
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period††	$28.482	$50.042	$42.983	$38.859	$33.562	$29.355	$23.079	$25.714	$29.597	$32.012
Accumulation unit value at end of period	$38.270	$28.482	$50.042	$42.983	$38.859	$33.562	$29.355	$23.079	$25.714	$29.597
Number of accumulation units outstanding at end of period (000’s omitted)	17	17	20	21	19	16	11	10	10	1
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period††	$25.978	$45.755	$45.519	$38.249	$36.490	$33.046	$25.609	$31.143	$33.096	$30.830
Accumulation unit value at end of period	$33.491	$25.978	$45.755	$45.519	$38.249	$36.490	$33.046	$25.609	$31.143	$33.096
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	5	6	5	7	7	6	5	4
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period††	$34.676	$66.292	$52.737	$49.849	$47.586	$46.493	$35.347	$51.078	$62.649	$71.079
Accumulation unit value at end of period	$44.044	$34.676	$66.292	$52.737	$49.849	$47.586	$46.493	$35.347	$51.078	$62.649
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	3	3	3	5	7	9	12	19
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period††	$114.393	$183.390	$175.678	$153.315	$147.718	$134.882	$106.090	$137.814	$158.365	$176.352
Accumulation unit value at end of period	$143.395	$114.393	$183.390	$175.678	$153.315	$147.718	$134.882	$106.090	$137.814	$158.365
Number of accumulation units outstanding at end of period (000’s omitted)	4	3	4	4	4	5	7	7	11	12
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period#	$11.075	$15.344	$15.927	$13.734	$13.411	$12.204	$10.000	$—	$—	$—
Accumulation unit value at end of period	$12.867	$11.075	$15.344	$15.927	$13.734	$13.411	$12.204	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	4	9	6	5	1	—	—	—

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period#	$12.978	$19.569	$20.248	$17.481	$16.232	$13.249	$10.000	$—	$—	$—
Accumulation unit value at end of period	$16.596	$12.978	$19.569	$20.248	$17.481	$16.232	$13.249	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	3	4	7	4	2	—	—	—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period#	$11.780	$13.404	$12.783	$11.927	$11.873	$10.922	$10.000	$—	$—	$—
Accumulation unit value at end of period	$14.666	$11.780	$13.404	$12.783	$11.927	$11.873	$10.922	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	0	2	—	—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period#	$12.052	$11.314	$10.719	$10.408	$10.265	$10.020	$10.000	$—	$—	$—
Accumulation unit value at end of period	$12.302	$12.052	$11.314	$10.719	$10.408	$10.265	$10.020	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	2	0	1	—	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period#	$11.987	$11.290	$10.519	$10.376	$10.343	$10.001	$10.000	$—	$—	$—
Accumulation unit value at end of period	$11.886	$11.987	$11.290	$10.519	$10.376	$10.343	$10.001	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	11	—	0	2	—	—	—	—	—
Mutual Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period#	$15.960	$22.531	$20.347	$16.699	$14.544	$12.428	$10.000	$—	$—	$—
Accumulation unit value at end of period	$19.486	$15.960	$22.531	$20.347	$16.699	$14.544	$12.428	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	15	16	16	14	14	7	—	—	—	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period#	$10.973	$17.622	$17.200	$14.675	$13.406	$12.022	$10.000	$—	$—	$—
Accumulation unit value at end of period	$13.694	$10.973	$17.622	$17.200	$14.675	$13.406	$12.022	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	5	5	7	1	—	—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period#	$17.124	$36.570	$28.682	$22.615	$17.925	$14.517	$10.000	$—	$—	$—
Accumulation unit value at end of period	$29.262	$17.124	$36.570	$28.682	$22.615	$17.925	$14.517	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	6	5	9	9	11	6	—	—	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period###	$13.136	$27.162	$19.765	$14.659	$10.000	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$22.373	$13.136	$27.162	$19.765	$14.659	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	6	8	N/A	N/A	N/A	N/A	N/A

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period†	$8.343	$14.283	N/A	$26.152	$18.489	$16.576	$12.826	$13.232	$15.898	$13.565
Accumulation unit value at end of period	$11.359	$8.343	$14.283	$31.521	$26.152	$18.489	$16.576	$12.826	$13.232	$15.898
Number of accumulation units outstanding at end of period (000’s omitted)	7	9	14	4	12	1	12	1	1	3
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period#	$4.929	$12.275	$15.940	$13.826	$13.185	$12.254	$10.000	$—	$—	$—
Accumulation unit value at end of period	$6.219	$4.929	$12.275	$15.940	$13.826	$13.185	$12.254	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	6	4	—	0	1	1	—	—	—	—
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period#	$11.042	$15.624	$14.109	$13.541	$12.645	$11.873	$10.000	$—	$—	$—
Accumulation unit value at end of period	$13.958	$11.042	$15.624	$14.109	$13.541	$12.645	$11.873	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	4	4	7	7	6	—	—	—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period#	$14.516	$26.487	$28.323	$20.060	$17.735	$13.115	$10.000	$—	$—	$—
Accumulation unit value at end of period	$18.904	$14.516	$26.487	$28.323	$20.060	$17.735	$13.115	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	7	7	7	11	6	—	—	—
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period#	$16.499	$24.634	$20.624	$16.603	$14.352	$11.732	$10.000	$—	$—	$—
Accumulation unit value at end of period	$18.774	$16.499	$24.634	$20.624	$16.603	$14.352	$11.732	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	2	4	3	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount
Accumulation unit value at beginning of period##	$8.831	$15.867	$13.670	$12.395	$11.268	$10.419	$—	$—	$—	$—
Accumulation unit value at end of period	$12.507	$8.831	$15.867	$13.670	$12.395	$11.268	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	0	—	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount
Accumulation unit value at beginning of period##	$8.525	$13.712	$13.179	$11.532	$11.150	$10.261	$—	$—	$—	$—
Accumulation unit value at end of period	$10.672	$8.525	$13.712	$13.179	$11.532	$11.150	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
JPMorgan Insurance Trust International Equity Subaccount[1]
Accumulation unit value at beginning of period*	$12.971	$22.339	$20.638	$17.079	$15.583	$13.297	$10.000	$—	$—	$—
Accumulation unit value at end of period	N/A	$12.971	$22.339	$20.638	$17.079	$15.583	$13.297	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	4	3	—	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Value Subaccount
Accumulation unit value at beginning of period##	$9.272	$15.306	$15.029	$13.301	$11.472	$10.113	$—	$—	$—	$—
Accumulation unit value at end of period	$12.454	$9.272	$15.306	$15.029	$13.301	$11.472	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	4	6	6	4	—	—	—	—	—
JPMorgan Insurance Trust Mid Cap Value Subaccount[2]
Accumulation unit value at beginning of period##	$9.282	$14.532	$14.544	$12.585	$11.581	$10.294	$—	$—	$—	$—
Accumulation unit value at end of period	$11.754	$9.282	$14.532	$14.544	$12.585	$11.581	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	6	1	1	0	—	—	—	—	—	—
JPMorgan Insurance Company Small Cap Core Subaccount[3]
Accumulation unit value at beginning of period*	$13.098	$19.451	$20.827	$18.290	$17.863	$14.187	$10.538	$13.584	$14.925	$16.998
Accumulation unit value at end of period	N/A	$13.098	$19.451	$20.827	$18.290	$17.863	$14.187	$10.538	$13.584	$14.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	2	2	2	3	3	3	3	1
JPMorgan Insurance Trust U.S. Equity Subaccount
Accumulation unit value at beginning of period##	$8.902	$13.790	$12.611	$10.966	$10.823	$10.071	$—	$—	$—	$—
Accumulation unit value at end of period	$11.783	$8.902	$13.790	$12.611	$10.966	$10.823	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period†	$33.317	$39.983	$36.536	$33.328	$31.181	$29.019	$25.699	$27.744	$29.394	$30.378
Accumulation unit value at end of period	$41.526	$33.317	$39.983	$36.536	$33.328	$31.181	$29.019	$25.699	$27.744	$29.394
Number of accumulation units outstanding at end of period (000’s omitted)	8	13	16	16	17	21	32	41	38	42
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period†	$23.559	$42.281	$34.994	$31.108	$27.976	$23.401	$17.494	$24.518	$40.901	$60.590
Accumulation unit value at end of period	$33.782	$23.559	$42.281	$34.994	$31.108	$27.976	$23.401	$17.494	$24.518	$40.901
Number of accumulation units outstanding at end of period (000’s omitted)	10	16	17	13	7	11	12	14	20	23
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period†	$17.874	$29.949	$26.283	$23.833	$23.082	$22.305	$17.102	$23.504	$31.542	$37.283
Accumulation unit value at end of period	$24.130	$17.874	$29.949	$26.283	$23.833	$23.082	$22.305	$17.102	$23.504	$31.542
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	5	4	6	12	23	30	40	54

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period#	$14.707	$20.602	$19.416	$17.043	$15.647	$12.347	$10.000	$—	$—	$—
Accumulation unit value at end of period	$19.356	$14.707	$20.602	$19.416	$17.043	$15.647	$12.347	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	3	—	—	—	—
Janus Aspen Worldwide Subaccount
Accumulation unit value at beginning of period†	$21.609	$39.441	$36.339	$31.049	$29.621	$28.554	$23.259	$31.533	$41.064	$49.181
Accumulation unit value at end of period	$29.461	$21.609	$39.441	$36.339	$31.049	$29.621	$28.554	$23.259	$31.533	$41.064
Number of accumulation units outstanding at end of period (000’s omitted)	3	2	3	4	5	12	14	20	31	34
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period#	$8.750	$16.264	$14.428	$13.533	$13.034	$12.348	$10.000	$—	$—	$—
Accumulation unit value at end of period	$12.489	$8.750	$16.264	$14.428	$13.533	$13.034	$12.348	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	2	3	2	—	—	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period#	$13.594	$23.011	$21.910	$18.855	$16.695	$14.185	$10.000	$—	$—	$—
Accumulation unit value at end of period	$18.757	$13.594	$23.011	$21.910	$18.855	$16.695	$14.185	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	3	5	5	5	1	—	—	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period#	$2.728	$12.859	$13.049	$12.066	$11.947	$11.098	$10.000	$—	$—	$—
Accumulation unit value at end of period	$3.402	$2.728	$12.859	$13.049	$12.066	$11.947	$11.098	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	1	1	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period#	$9.772	$16.081	$15.595	$13.725	$13.109	$12.131	$10.000	$—	$—	$—
Accumulation unit value at end of period	$12.383	$9.772	$16.081	$15.595	$13.725	$13.109	$12.131	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	2	0	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period#	$11.992	$19.536	$20.011	$17.627	$16.226	$13.751	$10.000	$—	$—	$—
Accumulation unit value at end of period	$16.252	$11.992	$19.536	$20.011	$17.627	$16.226	$13.751	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	—	—	1	0	0	—	—	—	—
Oppenheimer Small- & Mid-Cap Subaccount (formerly Oppenheimer MidCap Subaccount)
Accumulation unit value at beginning of period#	$8.473	$16.850	$16.051	$15.785	$14.236	$12.039	$10.000	$—	$—	$—
Accumulation unit value at end of period	$11.096	$8.473	$16.850	$16.051	$15.785	$14.236	$12.039	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—	—	—	—	—

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period#	$11.516	$13.602	$12.540	$11.811	$11.640	$10.843	$10.000	$—	$—	$—
Accumulation unit value at end of period	$13.501	$11.516	$13.602	$12.540	$11.811	$11.640	$10.843	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	8	0	—	—	—	—	—

Non-Tax Qualified—1.30%	Periodic Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
Alger LargeCap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount) (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period†††	$34.320	$64.569	$54.536	$52.538	$47.502	$45.614	$34.186	$51.682	$59.374	$70.571
Accumulation unit value at end of period	$49.997	$34.320	$64.569	$54.536	$52.538	$47.502	$45.614	$34.186	$51.682	$59.374
Number of accumulation units outstanding at end of period (000’s omitted)	5	10	1	21	25	37	49	38	45	46
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period††††	$20.137	$48.986	$37.722	$34.693	$31.999	$28.676	$19.654	$28.259	$28.106	$—
Accumulation unit value at end of period	$30.157	$20.137	$48.986	$37.722	$34.693	$31.999	$28.676	$19.654	$28.259	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	0	24	39	122	51	18	20	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period†††	$30.703	$58.248	$50.331	$42.481	$36.816	$31.994	$22.769	$31.264	$44.935	$62.523
Accumulation unit value at end of period	$44.102	$30.703	$58.248	$50.331	$42.481	$36.816	$31.994	$22.769	$31.264	$44.935
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	1	8	11	13	18	8	8	11
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period†††	$5.459	$8.453	$8.570	$7.414	$7.178	$6.435	$5.040	$6.332	$6.990	$7.932
Accumulation unit value at end of period	$6.364	$5.459	$8.453	$8.570	$7.414	$7.178	$6.435	$5.040	$6.332	$6.990
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	164	197	218	222	56	68	83
American Century VP Value Subaccount
Accumulation unit value at beginning of period†††	$7.806	$10.800	$11.534	$9.847	$9.496	$8.414	$6.609	$7.662	$6.880	$5.899
Accumulation unit value at end of period	$9.237	$7.806	$10.800	$11.534	$9.847	$9.496	$8.414	$6.609	$7.662	$6.880
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	10	141	169	209	187	274	246	4
Credit Suisse Trust-International Equity Flex III Subaccount
Accumulation unit value at Beginning of period††††	$11.903	$26.679	$20.881	$15.962	$12.638	$10.248	$7.266	$8.326	$9.829	$—
Accumulation unit value at end of period	$17.815	$11.903	$26.679	$20.881	$15.962	$12.638	$10.248	$7.266	$8.326	$—
Number of accumulation Units outstanding at end of Period (000’s omitted)	3	3	5	8	4	5	4	3	—	—

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period#	$9.566	$16.272	$16.260	$15.296	$14.224	$12.614	$10.000	$—	$—	$—
Accumulation unit value at end of period	$12.780	$9.566	$16.272	$16.260	$15.296	$14.224	$12.614	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	4	10	17	14	4	9	12	13
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period†††	$18.691	$28.874	$27.139	$25.174	$24.611	$23.474	$18.872	$26.905	$35.205	$40.084
Accumulation unit value at end of period	$24.679	$18.691	$28.874	$27.139	$25.174	$24.611	$23.474	$18.872	$26.905	$35.205
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	0	5	6	6	7	9	12	13
DWS Bond VIP Subaccount
Accumulation unit value at beginning of period†††	$7.436	$9.050	$8.801	$8.513	$8.405	$8.080	$7.790	$7.331	$7.023	$6.435
Accumulation unit value at end of period	$8.079	$7.436	$9.050	$8.801	$8.513	$8.405	$8.080	$7.790	$7.331	$7.023
Number of accumulation units outstanding at end of period (000’s omitted)	10	10	1	43	56	46	66	50	64	29
DWS Capital Growth VIP Subaccount
Accumulation unit value at beginning of period†††	$16.172	$24.445	$21.996	$20.530	$19.087	$17.905	$14.295	$20.449	$25.689	$28.882
Accumulation unit value at end of period	$20.254	$16.172	$24.445	$21.996	$20.530	$19.087	$17.905	$14.295	$20.449	$25.689
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	37	427	494	10	11	10	9	11
DWS Growth & Income VIP Subaccount
Accumulation unit value at beginning of period###	$7.613	$12.502	$12.496	$11.140	$10.000	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$10.082	$7.613	$12.502	$12.496	$11.140	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	6	6	5	50	65	N/A	N/A	N/A	N/A	N/A
DWS International VIP Subaccount
Accumulation unit value at beginning of period†††	$10.251	$20.053	$17.729	$14.263	$12.437	$10.812	$8.573	$10.639	$15.588	$20.167
Accumulation unit value at end of period	$13.512	$10.251	$20.053	$17.729	$14.263	$12.437	$10.812	$8.573	$10.639	$15.588
Number of accumulation units outstanding at end of period (000’s omitted)	6	6	0	44	33	37	34	76	47	37
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period††	$1.729	$2.754	$2.466	$2.164	$2.150	$1.979	$1.512	$1.801	$1.792	$1.563
Accumulation unit value at end of period	$2.140	$1.729	$2.754	$2.466	$2.164	$2.150	$1.979	$1.512	$1.801	$1.792
Number of accumulation units outstanding at end of period (000’s omitted)	20	20	77	946	1,143	1,570	1,817	2,137	2,682	2,658
DWS Core Fixed Income VIP Subaccount
Accumulation unit value at beginning of period††	$1.252	$1.572	$1.529	$1.486	$1.472	$1.426	$1.374	$1.289	$1.235	$1.139
Accumulation unit value at end of period	$1.331	$1.252	$1.572	$1.529	$1.486	$1.472	$1.426	$1.374	$1.289	$1.235
Number of accumulation units outstanding at end of period (000’s omitted)	11	13	2	505	699	1,117	1,426	1,441	1,531	276

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.556	$2.468	$2.359	$2.294	$2.266	$2.212	$2.192	$2.055	$1.937	$1.769
Accumulation unit value at end of period	$2.727	$2.556	$2.468	$2.359	$2.294	$2.266	$2.212	$2.192	$2.055	$1.937
Number of accumulation units outstanding at end of period (000’s omitted)	100	120	56	1,666	2,320	3,323	4,449	5,601	6,621	6,582
DWS High Income VIP Subaccount
Accumulation unit value at beginning of period	$6.114	$8.359	$8.171	$7.493	$7.306	$6.584	$5.352	$5.438	$5.368	$5.954
Accumulation unit value at end of period	$8.450	$6.114	$8.143	$8.171	$7.493	$7.306	$6.584	$5.352	$5.438	$5.368
Number of accumulation units outstanding at end of period (000’s omitted)	900	40	930	1,437	1,702	2,167	2,681	3,511	4,583	5,398
DWS Diversified International Select Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period**	$1.614	$3.195	$2.773	$2.237	$1.979	$1.695	$1.323	$1.549	$2.076	$2.645
Accumulation unit value at end of period	$2.061	$1.614	$3.195	$2.773	$2.237	$1.979	$1.695	$1.323	$1.549	$2.076
Number of accumulation units outstanding at end of period (000’s omitted)	100	113	65	1,440	1,692	1,864	2,073	2,568	3,058	3,946
DWS Money Market VIP Subaccount
Accumulation unit value at beginning of period	$2.874	$2.836	$2.737	$2.649	$2.610	$2.620	$2.635	$2.633	$2.571	$2.455
Accumulation unit value at end of period	$2.846	$2.874	$2.836	$2.737	$2.649	$2.610	$2.620	$2.635	$2.633	$2.571
Number of accumulation units outstanding at end of period (000’s omitted)	16	24	57	1,525	1,675	1,564	2,885	3,816	4,753	4,678
DWS Small Cap Growth VIP Subaccount
Accumulation unit value at beginning of period***	$1.155	$2.318	$2.211	$2.127	$2.013	$1.836	$1.399	$2.131	$3.032	$3.440
Accumulation unit value at end of period	$1.603	$1.155	$2.318	$2.211	$2.127	$2.013	$1.836	$1.399	$2.131	$3.032
Number of accumulation units outstanding at end of period (000’s omitted)	20	20	33	833	992	1,424	1,767	2,169	2,985	4,126
DWS Technology VIP Subaccount
Accumulation unit value at beginning of period††††	$0.524	$0.986	$0.874	$0.879	$0.858	$0.853	$0.589	$0.926	$1.376	$—
Accumulation unit value at end of period	$0.829	$0.524	$0.986	$0.874	$0.879	$0.858	$0.853	$0.589	$0.926	$—
Number of accumulation units outstanding at end of period (000’s omitted)	10	10	7	73	113	252	672	215	58	—
DWS Balanced VIP Subaccount
Accumulation unit value at beginning of period	$5.673	$8.489	$7.642	$7.022	$6.820	$6.470	$5.557	$6.636	$7.159	$7.447
Accumulation unit value at end of period	$6.913	$5.673	$7.909	$7.642	$7.022	$6.820	$6.470	$5.557	$6.636	$7.159
Number of accumulation units outstanding at end of period (000’s omitted)	1,705	100	2,317	2,644	3,208	3,983	4,490	5,344	6,562	7,621
DWS Dreman Small MidCap Value VIP
Accumulation unit value at beginning of period††	$1.765	$2.686	$2.640	$2.138	$1.965	$1.579	$1.126	$1.287	$1.108	$1.079
Accumulation unit value at end of period	$2.260	$1.765	$2.686	$2.640	$2.138	$1.965	$1.579	$1.126	$1.287	$1.108
Number of accumulation units outstanding at end of period (000’s omitted)	2	6	11	844	1,008	1,327	1,413	4,282	3,910	1,206

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period††	$21.322	$30.302	$26.577	$25.087	$24.424	$23.459	$20.143	$22.357	$23.615	$24.899
Accumulation unit value at end of period	$27.177	$21.322	$30.302	$26.577	$25.087	$24.424	$23.459	$20.143	$22.357	$23.615
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	3	21	35	42	38	28	42	46
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period††	$27.431	$48.339	$41.644	$37.760	$32.710	$28.695	$22.627	$25.285	$29.190	$31.666
Accumulation unit value at end of period	$36.748	$27.431	$48.339	$41.644	$37.760	$32.710	$28.695	$22.627	$25.285	$29.190
Number of accumulation units outstanding at end of period (000’s omitted)	3	4	6	188	208	220	227	202	240	284
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period††	$25.020	$44.198	$44.101	$37.167	$35.563	$32.302	$25.107	$30.623	$32.641	$30.497
Accumulation unit value at end of period	$32.159	$25.020	$44.198	$44.101	$37.167	$35.563	$32.302	$25.107	$30.623	$32.641
Number of accumulation units outstanding at end of period (000’s omitted)	5	6	1	145	157	176	189	172	209	198
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period††	$33.393	$64.029	$51.090	$48.434	$46.373	$45.443	$34.651	$50.221	$61.783	$70.305
Accumulation unit value at end of period	$42.289	$33.393	$64.029	$51.090	$48.434	$46.373	$45.443	$34.651	$50.221	$61.783
Number of accumulation units outstanding at end of period (000’s omitted)	5	9	1	35	51	70	84	88	119	149
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period††	$110.172	$177.148	$170.206	$148.980	$143.967	$131.848	$104.012	$135.516	$156.190	$174.446
Accumulation unit value at end of period	$137.695	$110.172	$177.148	$170.206	$148.980	$143.967	$131.848	$104.012	$135.516	$156.190
Number of accumulation units outstanding at end of period (000’s omitted)	4	5	2	81	84	84	84	93	126	125
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period#	$10.890	$15.133	$15.755	$13.626	$13.345	$12.179	$10.000	$—	$—	$—
Accumulation unit value at end of period	$12.615	$10.890	$15.133	$15.755	$13.626	$13.345	$12.179	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	2	55	51	49	11	—	—	—

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003		2002	2001	2000
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period#	$12.762	$19.300	$20.029	$17.344	$16.152	$13.223	$10.000		$—	$—	$—
Accumulation unit value at end of period	$16.271	$12.762	$19.300	$20.029	$17.344	$16.152	$13.223		$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	7	7	11	26	26	12		***	—	—	—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period#	$11.583	$13.219	$12.645	$11.833	$11.814	$10.901	$10.000		$—	$—	$—
Accumulation unit value at end of period	$14.379	$11.583	$13.219	$12.645	$11.833	$11.814	$10.901		$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	20	20	52	58	62	46	28		—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period#	$11.851	$11.158	$10.603	$10.326	$10.214	$10.000	$10.000		$—	$—	$—
Accumulation unit value at end of period	$12.061	$11.851	$11.158	$10.603	$10.326	$10.214	$10.000		$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	4	6	9	11	13	9	14		—	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period#	$11.787	$11.135	$10.406	$10.294	$10.291	$9.981	$10.000		$—	$—	$—
Accumulation unit value at end of period	$11.653	$11.787	$11.135	$10.406	$10.294	$10.291	$9.981		$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	6	6	3	13	26	15	15		—	—	—
Mutual Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period#	$15.694	$2.221	$20.127	$16.568	$14.472	$12.404	$10.000		$—	$—	$—
Accumulation unit value at end of period	$19.105	$15.694	$2.221	$20.127	$16.568	$14.472	$12.404		$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	0	76	74	36	10		—	—	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period#	$10.790	$17.379	$17.014	$14.559	$13.340	$11.998	$10.000		$—	$—	$—
Accumulation unit value at end of period	$13.425	$10.790	$17.379	$17.014	$14.559	$13.340	$11.998		$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	21	29	22	11	19		—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period#	$16.839	$36.068	$28.372	$22.437	$17.836	$14.488	$10.000		$—	$—	$—
Accumulation unit value at end of period	$28.689	$16.839	$36.068	$28.372	$22.437	$17.836	$14.488		$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	0	40	36	15	5		—	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period###	$13.017	$26.995	$19.702	$14.655	$10.000	N/A	N/A		N/A	N/A	N/A
Accumulation unit value at end of period	$22.104	$13.017	$26.995	$19.702	$14.655	N/A	N/A		N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	6	54	71	N/A	N/A		N/A	N/A	N/A

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period†	$8.294	$14.242	N/A	$25.339	$17.967	$16.156	$12.538	$12.973	$15.634	$13.379
Accumulation unit value at end of period	$11.260	$8.294	$14.242	$30.450	$25.339	$17.967	$16.156	$12.538	$12.973	$15.634
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	1	37	54	23	18	24	28	35
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period#	$4.847	$12.106	$15.768	$13.717	$13.120	$12.230	$10.000	$—	$—	$—
Accumulation unit value at end of period	$6.097	$4.847	$12.106	$15.768	$13.717	$13.120	$12.230	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	15	13	24	17	15	20	12	—	—	—
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period#	$10.858	$15.409	$13.956	$13.434	$12.583	$11.850	$10.000	$—	$—	$—
Accumulation unit value at end of period	$13.685	$10.858	$15.409	$13.956	$13.434	$12.583	$11.850	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	9	9	10	9	10	15	13	—	—	—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period#	$14.274	$26.123	$28.017	$19.902	$17.676	$13.089	$10.000	$—	$—	$—
Accumulation unit value at end of period	$18.533	$14.274	$26.123	$28.017	$19.902	$17.676	$13.089	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	4	24	31	41	21	22	9	—	—	—
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period#	$16.224	$24.296	$20.402	$16.472	$14.281	$11.709	$10.000	$—	$—	$—
Accumulation unit value at end of period	$18.406	$16.224	$24.296	$20.402	$16.472	$14.281	$11.709	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	73	22	25	12	6	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount
Accumulation unit value at beginning of period##	$8.700	$15.678	$13.548	$12.320	$11.234	$10.407	$—	$—	$—	$—
Accumulation unit value at end of period	$12.285	$8.700	$15.678	$13.548	$12.320	$11.234	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	2	1	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount
Accumulation unit value at beginning of period##	$8.399	$13.549	$13.061	$11.462	$11.116	$10.250	$—	$—	$—	$—
Accumulation unit value at end of period	$10.483	$8.399	$13.549	$13.061	$11.462	$11.116	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	1	1	1	1	—	—	—	—

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
JPMorgan Insurance Trust International Equity Subaccount[1]
Accumulation unit value at beginning of period*	$12.755	$22.032	$20.414	$16.945	$15.506	$13.270	$10.000	$—	$—	$—
Accumulation unit value at end of period	N/A	$12.755	$22.032	$20.414	$16.945	$15.506	$13.270	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	2	3	23	20	19	9	—	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Value Subaccount
Accumulation unit value at beginning of period##	$9.134	$15.124	$14.894	$13.221	$11.437	$10.102	$—	$—	$—	$—
Accumulation unit value at end of period	$12.233	$9.134	$15.124	$14.894	$13.221	$11.437	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	3	16	45	—	—	—	—	—
JPMorgan Insurance Trust Mid Cap Value Subaccount[2]
Accumulation unit value at beginning of period##	$9.144	$14.359	$14.414	$12.509	$11.545	$10.283	$—	$—	$—	$—
Accumulation unit value at end of period	$11.545	$9.144	$14.359	$14.414	$12.509	$11.545	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	2	4	2	—	—	—	—
JPMorgan Insurance Company Small Cap Core Subaccount[3]
Accumulation unit value at beginning of period*	$12.728	$18.957	$20.359	$17.932	$17.565	$13.992	$10.423	$13.477	$14.852	$16.965
Accumulation unit value at end of period	N/A	$12.728	$18.957	$20.359	$17.932	$17.565	$13.992	$10.423	$13.477	$14.852
Number of accumulation units outstanding at end of period (000’s omitted)	—	2	0	19	30	36	28	30	29	13
JPMorgan Insurance Trust U.S. Equity Subaccount
Accumulation unit value at beginning of period##	$8.770	$13.626	$12.498	$10.900	$10.790	$10.060	$—	$—	$—	$—
Accumulation unit value at end of period	$11.573	$8.700	$13.626	$12.498	$10.900	$10.790	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	1	1	2	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period†	$32.027	$38.550	$35.331	$32.325	$30.332	$28.313	$25.148	$27.230	$28.936	$29.993
Accumulation unit value at end of period	$39.801	$32.027	$38.550	$35.331	$32.325	$30.332	$28.313	$25.148	$27.230	$28.936
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	18	215	263	317	383	488	617	621
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period†	$22.646	$40.765	$33.839	$30.171	$27.213	$22.831	$17.119	$24.064	$40.263	$59.822
Accumulation unit value at end of period	$32.377	$22.646	$40.765	$33.839	$30.171	$27.213	$22.831	$17.119	$24.064	$40.263
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	90	106	130	154	207	255	334
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period†	$17.182	$28.875	$25.416	$23.116	$22.453	$21.762	$16.735	$23.068	$31.050	$36.810
Accumulation unit value at end of period	$23.127	$17.182	$28.875	$25.416	$23.116	$22.453	$21.762	$16.735	$23.068	$31.050
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	8	120	187	243	306	366	543	677

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period#	$14.462	$20.318	$19.206	$16.908	$15.570	$13.390	$10.000	$—	$—	$—
Accumulation unit value at end of period	$18.976	$14.462	$20.318	$19.206	$16.908	$15.570	$13.390	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	39	34	25	2	—	—	—
Janus Aspen Worldwide Subaccount
Accumulation unit value at beginning of period†	$20.773	$38.026	$35.140	$30.114	$28.814	$27.859	$22.760	$30.949	$40.424	$48.558
Accumulation unit value at end of period	$28.237	$20.773	$38.026	$35.140	$30.114	$28.814	$27.859	$22.760	$30.949	$40.424
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	6	134	169	245	349	473	610	749
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period#	$8.604	$16.040	$14.272	$13.426	$12.969	$12.323	$10.000	$—	$—	$—
Accumulation unit value at end of period	$12.244	$8.604	$16.040	$14.272	$13.426	$12.969	$12.323	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	11	14	23	35	12	—	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period#	$13.367	$22.694	$21.673	$18.706	$16.613	$14.157	$10.000	$—	$—	$—
Accumulation unit value at end of period	$18.389	$13.367	$22.694	$21.673	$18.706	$16.613	$14.157	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	87	139	161	149	84	—	—	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period#	$2.682	$12.682	$12.908	$11.971	$11.888	$11.076	$10.000	$—	$—	$—
Accumulation unit value at end of period	$3.334	$2.682	$12.682	$12.908	$11.971	$11.888	$11.076	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	4	9	9	16	5	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period#	$9.609	$15.860	$15.427	$13.617	$13.045	$12.107	$10.000	$—	$—	$—
Accumulation unit value at end of period	$12.141	$9.609	$15.860	$15.427	$13.617	$13.045	$12.107	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	19	24	25	27	7	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period#	$11.791	$19.267	$19.795	$17.488	$16.146	$13.724	$10.000	$—	$—	$—
Accumulation unit value at end of period	$15.933	$11.791	$19.267	$19.795	$17.488	$16.146	$13.724	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	9	19	17	19	10	—	—	—
Oppenheimer Small- & Mid-Cap Subaccount (formerly Oppenheimer MidCap Subaccount)
Accumulation unit value at beginning of period#	$8.332	$16.619	$15.877	$15.660	$14.165	$12.015	$10.000	$—	$—	$—
Accumulation unit value at end of period	$10.878	$8.332	$16.619	$15.877	$15.660	$14.165	$12.015	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	8	10	—	—	—	—

	Flexible Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period#	$11.324	$13.414	$12.405	$11.718	$11.583	$10.821	$10.000	$—	$—	$—
Accumulation unit value at end of period	$13.236	$11.324	$13.414	$12.405	$11.718	$11.583	$10.821	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	27	47	45	26	19	—	—	—

*	The DWS Government & Agency Securities VIP Subaccount commenced operations on November 6, 1989.

**	The DWS International Select Equity VIP Subaccount commenced operations on January 6, 1992.

***	The DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount) commenced operations on May 2, 1994.

†	The Janus Aspen Large Cap Growth, Janus Aspen Mid Cap Growth, Janus Aspen Worldwide Growth, and Janus Aspen Balanced Subaccounts and the ING Global Resources Portfolio Subaccount (formerly ING VP Natural Resources Trust) and the ING VP Emerging Markets Subaccounts were available under the Contracts on September 15, 1995.

††

The DWS Core Fixed Income VIP, DWS Large Cap Value VIP, DWS Dreman Small Mid Cap Value VIP, SVS Focus Value+Growth, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Asset Manager, Fidelity VIP Index 500 and Fidelity VIP Contrafund® Subaccounts were available under the Contracts on May 1, 1996.

†††	The DWS Bond VIP Portfolio, DWS Capital Growth VIP, DWS International VIP, Dreyfus Socially Responsible Growth Fund, Inc., JPMorgan Small Company, Alger American Growth, Alger American Small Capitalization, American Century VP Income & Growth and American Century VP Value Subaccounts were available under the Contracts on May 3, 1999.

††††	DWS Technology VIP, Alger American MidCap Growth and Credit Suisse Trust-Emerging Markets Subaccounts were available under the Contracts on January 8, 2001.

#	AIM V.I Financial Services, AIM V. I. Global Health Care, AIM V.I. Real Estate, AIM V.I. Utilities, Dreyfus IP MidCap Stock, Dreyfus VIF Small Company Stock, Franklin Rising Dividends Securities, Franklin Small Cap Value Securities, Franklin Strategic Income Securities, Franklin U.S. Government, Franklin Zero Coupon 2010, Mutual Discovery Securities, Mutual Shares Securities, Templeton Developing Markets Securities, JPMorgan International Equity, JPMorgan Mid Cap Value, Janus Aspen Mid Cap Value, Janus Aspen Small Company Value, Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer High Income, Oppenheimer Main Street, Oppenheimer Main Street Small Cap Oppenheimer MidCap and Oppenheimer Strategic Bond were available under the Contracts on May 1, 2003.

##	JPMorgan Insurance Trust Equity Index Portfolio 1, JPMorgan Insurance Trust Diversified Equity Portfolio 1, JPMorgan Insurance Trust Mid Cap Growth Portfolio, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 and JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1 were available under the Contracts on May 3, 2004.

###	ING JPMorgan Emerging Markets Equity Subaccount was available under the Contracts on December 5, 2005 and DWS Growth & Income VIP Subaccount was available under the Contracts on May 2, 2005.

[1]	Effective May 1, 2009, JPMorgan International Equity subaccount merged into the JPMorgan Insurance Trust International Equity subaccount.

[2]	Effective May 1, 2009, JPMorgan Mid Cap Value subaccount merged into the JPMorgan Insurance Trust Mid Cap Value subaccount.

[3]	Effective May 1, 2009, JPMorgan Small Company merged into JPMorgan Insurance Trust Small Cap Core subaccount.

The financial statements and reports of independent accountants for the KILICO Variable Annuity Separate Account are also contained in the Statement of Additional Information.

Additional Contract Options Elected (Total 0.75%)

(Separate Account Charges of 2.05% of the Daily Net Assets of the Separate Account)

Tax Qualified—2.05%

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001*
Alger LargeCap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount) (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$32.529	$61.655	$52.462	$50.91	$46.373	$44.861	$33.870	$51.584	$45.571
Accumulation unit value at end of period	$47.040	$32.529	$61.655	$52.46	$50.913	$46.373	$44.861	$33.870	$51.584
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$19.086	$46.775	$36.287	$33.620	$31.238	$28.202	$19.473	$28.205	$23.808
Accumulation unit value at end of period	$28.373	$19.086	$46.775	$36.28	$33.620	$31.238	$28.202	$19.473	$28.205
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Alger American SmallCap Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$29.102	$55.619	$48.418	$41.167	$35.941	$31.466	$22.558	$31.205	$26.644
Accumulation unit value at end of period	$41.494	$29.102	$55.619	$48.41	$41.167	$35.941	$31.466	$22.558	$31.205
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$5.174	$8.072	$8.244	$7.185	$7.007	$6.329	$4.993	$6.320	$5.752
Accumulation unit value at end of period	$5.987	$5.174	$8.072	$8.24	$7.185	$7.007	$6.329	$4.993	$6.320
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	**	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$7.399	$10.313	$11.095	$9.542	$9.271	$8.275	$6.548	$7.648	$6.715
Accumulation unit value at end of period	$8.691	$7.399	$10.313	$11.095	$9.542	$9.271	$8.275	$6.548	$7.648
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Credit Suisse Trust International Equity Flex III Subaccount
Accumulation unit value at Beginning of period*	$11.282	$25.476	$20.087	$15.468	$12.338	$10.079	$7.199	$8.307	$6.933
Accumulation unit value at end of period	$16.762	$11.282	$25.476	$20.087	$15.468	$12.338	$10.079	$7.199	$8.307
Number of accumulation Units outstanding at end of Period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$9.174	$15.721	$15.826	$14.998	$14.050	$12.552	$10.000	$—	$—
Accumulation unit value at end of period	$12.166	$9.174	$15.721	$15.826	$14.998	$14.050	$12.552	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$17.716	$27.571	$26.107	$24.396	$24.026	$23.086	$18.697	$26.854	$24.517
Accumulation unit value at end of period	$23.220	$17.716	$27.571	$26.107	$24.396	$24.026	$23.086	$18.697	$26.854
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Bond VIP Subaccount
Accumulation unit value at beginning of period*	$7.048	$8.642	$8.466	$8.250	$8.205	$7.946	$7.719	$7.317	$7.386
Accumulation unit value at end of period	$7.602	$7.048	$8.642	$8.466	$8.250	$8.205	$7.946	$7.719	$7.317
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001*
DWS Capital Growth VIP Subaccount
Accumulation unit value at beginning of period*	$15.329	$23.342	$21.159	$19.895	$18.633	$17.609	$14.162	$20.410	$17.767
Accumulation unit value at end of period	$19.057	$15.329	$23.342	$21.159	$19.895	$18.633	$17.609	$14.162	$20.410
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount
Accumulation unit value at beginning of period ####	$7.409	$12.257	$12.343	$11.084	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$9.740	$7.409	$12.257	$12.343	$11.084	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount
Accumulation unit value at beginning of period*	$9.716	$19.148	$17.055	$13.828	$12.141	$10.633	$8.494	$10.618	$10.566
Accumulation unit value at end of period	$12.712	$9.716	$19.148	$17.052	$13.822	$12.141	$10.633	$8.494	$10.618
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount
Accumulation unit value at beginning of period*	$1.639	$2.630	$2.372	$2.090	$2.099	$1.946	$1.498	$1.798	$1.665
Accumulation unit value at end of period	$2.014	$1.639	$2.630	$2.371	$2.098	$2.099	$1.946	$1.498	$1.798
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount
Accumulation unit value at beginning of period*	$1.187	$1.501	$1.471	$1.444	$1.437	$1.403	$1.362	$1.287	$1.299
Accumulation unit value at end of period	$1.253	$1.187	$1.501	$1.470	$1.440	$1.437	$1.403	$1.362	$1.287
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—	—	17	15
DWS Government & Agency Securities VIP Subaccount
Accumulation unit value at beginning of period*	$2.423	$2.356	$2.270	$2.224	$2.212	$2.176	$2.171	$2.051	$2.065
Accumulation unit value at end of period	$2.566	$2.423	$2.356	$2.270	$2.224	$2.212	$2.176	$2.171	$2.051
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	8	7
DWS High Income VIP Subaccount
Accumulation unit value at beginning of period*	$5.949	$7.982	$8.069	$7.454	$7.322	$6.647	$5.443	$5.571	$5.297
Accumulation unit value at end of period	$8.161	$5.949	$7.982	$8.069	$7.454	$7.322	$6.647	$5.443	$5.571
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Diversified International Select Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$1.530	$3.050	$2.667	$2.168	$1.932	$1.667	$1.311	$1.546	$1.423
Accumulation unit value at end of period	$1.939	$1.530	$3.050	$2.667	$2.168	$1.932	$1.667	$1.311	$1.546
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Money Market VIP Subaccount
Accumulation unit value at beginning of period*	$2.724	$2.708	$2.633	$2.567	$2.548	$2.577	$2.611	$2.628	$2.629
Accumulation unit value at end of period	$2.678	$2.724	$2.708	$2.633	$2.567	$2.548	$2.577	$2.611	$2.628
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount
Accumulation unit value at beginning of period*	$1.095	$2.213	$2.127	$2.062	$1.965	$1.806	$1.386	$2.127	$1.684
Accumulation unit value at end of period	$1.509	$1.095	$2.213	$2.127	$2.062	$1.965	$1.806	$1.386	$2.127
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Technology VIP Subaccount
Accumulation unit value at beginning of period*	$0.496	$0.942	$0.841	$0.852	$0.838	$0.839	$0.584	$0.924	$0.713
Accumulation unit value at end of period	$0.780	$0.496	$0.942	$0.841	$0.852	$0.838	$0.839	$0.584	$0.924
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Balanced VIP Subaccount
Accumulation unit value at beginning of period*	$5.772	$8.105	$7.890	$7.304	$7.146	$6.829	$5.909	$7.109	$6.714
Accumulation unit value at end of period	$6.981	$5.772	$8.105	$7.890	$7.304	$7.146	$6.829	$5.909	$7.109
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	3	3

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001*
DWS Dreman Small MidCap Value VIP
Accumulation unit value at beginning of period*	$1.673	$2.565	$2.540	$2.072	$1.918	$1.553	$1.116	$1.285	$1.093
Accumulation unit value at end of period	$2.127	$1.673	$2.565	$2.540	$2.072	$1.918	$1.553	$1.116	$1.285
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at Beginning of period*	$20.210	$28.935	$25.567	$24.311	$23.844	$23.072	$19.957	$22.314	$20.696
Accumulation unit value at end of period	$25.570	$20.210	$28.935	$25.567	$24.311	$23.844	$23.072	$19.957	$22.314
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at Beginning of period*	$26.000	$46.158	$40.061	$36.593	$31.932	$28.221	$22.418	$25.237	$23.589
Accumulation unit value at end of period	$34.576	$26.000	$46.158	$40.061	$36.593	$31.932	$28.221	$22.418	$25.237
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	1	1	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at Beginning of period*	$23.714	$42.203	$42.424	$36.018	$34.718	$31.769	$24.875	$30.565	$27.938
Accumulation unit value at end of period	$30.258	$23.714	$42.203	$42.424	$36.018	$34.718	$31.769	$24.875	$30.565
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	**	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$31.651	$61.140	$49.147	$46.937	$45.271	$44.692	$34.330	$50.126	$42.975
Accumulation unit value at end of period	$39.788	$31.651	$61.140	$49.147	$46.937	$45.271	$44.692	$34.330	$50.126
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	**	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$104.425	$169.154	$163.735	$144.374	$140.545	$129.669	$103.050	$135.259	$122.587
Accumulation unit value at end of period	$129.552	$104.425	$169.154	$163.735	$144.374	$140.545	$129.669	$103.050	$135.259
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	**	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$10.444	$14.621	$15.334	$13.360	$13.182	$12.120	$10.000	$—	$—
Accumulation unit value at end of period	$12.009	$10.444	$14.621	$15.334	$13.360	$13.182	$12.120	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$12.239	$18.647	$19.495	$17.006	$15.955	$13.158	$10.000	$—	$—
Accumulation unit value at end of period	$15.489	$12.239	$18.647	$19.495	$17.006	$15.955	$13.158	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001*
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.109	$12.772	$12.307	$11.603	$11.670	$10.847	$10.000	$—	$—
Accumulation unit value at end of period	$13.689	$11.109	$12.772	$12.307	$11.603	$11.670	$10.847	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.365	$10.780	$10.320	$10.125	$10.089	$9.951	$10.000	$—	$—
Accumulation unit value at end of period	$11.482	$11.365	$10.780	$10.320	$10.125	$10.089	$9.951	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	**	—	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.304	$10.758	$10.128	$10.093	$10.165	$9.932	$10.000	$—	$—
Accumulation unit value at end of period	$11.094	$11.304	$10.758	$10.128	$10.093	$10.165	$9.932	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	**	—	—	—
Mutual Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period**	$15.051	$21.469	$19.590	$16.245	$14.295	$12.343	$10.000	$—	$—
Accumulation unit value at end of period	$18.187	$15.051	$21.469	$19.590	$16.245	$14.295	$12.343	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	—	—	—	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$10.347	$16.791	$16.561	$14.275	$13.176	$11.939	$10.000	$—	$—
Accumulation unit value at end of period	$12.781	$10.347	$16.791	$16.561	$14.275	$13.176	$11.939	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$16.149	$34.847	$27.616	$22.000	$17.618	$14.417	$10.000	$—	$—
Accumulation unit value at end of period	$27.312	$16.149	$34.847	$27.616	$22.000	$17.618	$14.417	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period #	$12.724	$26.584	$19.546	$14.647	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$21.448	$12.724	$26.584	$19.546	$14.647	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A	N/A
ING Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$8.175	$14.140	N/A	$24.556	$17.540	$15.889	$12.422	$12.949	$10.894
Accumulation unit value at end of period	$11.015	$8.175	$14.140	$29.293	$24.556	$17.540	$15.889	$12.422	$12.949
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$4.648	$11.696	$15.347	$13.449	$12.959	$12.169	$10.000	$—	$—
Accumulation unit value at end of period	$5.803	$4.648	$11.696	$15.347	$13.449	$12.959	$12.169	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period**	$10.413	$14.887	$13.584	$13.172	$12.429	$11.792	$10.000	$—	$—
Accumulation unit value at end of period	$13.027	$10.413	$14.887	$13.584	$13.172	$12.429	$11.792	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period**	$13.689	$25.239	$27.270	$19.514	$17.431	$13.025	$10.000	$—	$—
Accumulation unit value at end of period	$17.643	$13.689	$25.239	$27.270	$19.514	$17.431	$13.025	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001*
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$15.559	$23.473	$19.858	$16.151	$14.106	$11.652	$10.000	$—	$—
Accumulation unit value at end of period	$17.523	$15.559	$23.473	$19.858	$16.151	$14.106	$11.652	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount
Accumulation unit value at beginning of period***	$8.382	$15.218	$13.248	$12.137	$11.148	$10.378	$—	$—	$—
Accumulation unit value at end of period	$11.749	$8.382	$15.218	$13.248	$12.137	$11.148	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount
Accumulation unit value at beginning of period***	$8.092	$13.152	$12.772	$11.292	$11.031	$10.221	$—	$—	$—
Accumulation unit value at end of period	$10.026	$8.092	$13.152	$12.772	$11.292	$11.031	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust International Equity Subaccount[1]
Accumulation unit value at beginning of period*	$12.232	$21.286	$19.870	$16.615	$15.316	$13.205	$10.000	$—	$—
Accumulation unit value at end of period	N/A	$12.232	$21.286	$19.870	$16.615	$15.316	$13.205	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	**	—	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Value Subaccount
Accumulation unit value at beginning of period***	$8.801	$14.680	$14.565	$13.024	$11.350	$10.074	$—	$—	$—
Accumulation unit value at end of period	$11.700	$8.801	$14.680	$14.565	$13.024	$11.350	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Mid Cap Value Subaccount[2]
Accumulation unit value at beginning of period***	$8.811	$13.937	$14.095	$12.323	$11.457	$10.254	$—	$—	$—
Accumulation unit value at end of period	$11.042	$8.811	$13.937	$14.095	$12.323	$11.457	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	**	—	—	—
JPMorgan Insurance Company Small Cap Core Subaccount[3]
Accumulation unit value at beginning of period*	$12.064	$18.102	$19.585	$17.378	$17.147	$13.761	$10.327	$13.452	$11.137
Accumulation unit value at end of period	N/A	$12.064	$18.102	$19.585	$17.378	$17.147	$13.761	$10.327	$13.452
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	1	1	1	1	—	—
JPMorgan Insurance Trust U.S. Equity Subaccount
Accumulation unit value at beginning of period***	$8.450	$13.226	$12.222	$10.738	$10.708	$10.032	$—	$—	$—
Accumulation unit value at end of period	$11.069	$8.450	$13.226	$12.222	$10.738	$10.708	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	**	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$30.357	$36.810	$33.988	$31.325	$29.611	$27.846	$24.916	$27.178	$26.038
Accumulation unit value at end of period	$37.448	$30.357	$36.810	$33.988	$31.325	$29.611	$27.846	$24.916	$27.178
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	1	1	1	— 1
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period*	$21.465	$38.925	$32.553	$29.238	$26.566	$22.454	$16.960	$24.018	$21.043
Accumulation unit value at end of period	$30.462	$21.465	$38.925	$32.553	$29.238	$26.566	$22.454	$16.960	$24.018
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	**	—	—	—
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period*	$16.286	$27.571	$24.450	$22.401	$21.919	$21.403	$16.580	$23.024	$20.098
Accumulation unit value at end of period	$21.760	$16.286	$27.571	$24.450	$22.401	$21.919	$21.403	$16.580	$23.024
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	1	1	1	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001*
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$13.870	$19.630	$18.694	$16.579	$15.379	$13.324	$10.000	$—	$—
Accumulation unit value at end of period	$18.065	$13.870	$19.630	$18.694	$16.579	$15.379	$13.324	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—	—	—	—
Janus Aspen Worldwide Subaccount
Accumulation unit value at beginning of period*	$19.689	$36.310	$33.804	$29.183	$28.129	$27.398	$22.550	$30.890	$27.369
Accumulation unit value at end of period	$26.566	$19.689	$36.310	$33.804	$29.183	$28.129	$27.398	$22.550	$30.890
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$8.251	$15.497	$13.892	$13.164	$12.811	$12.263	$10.000	$—	$—
Accumulation unit value at end of period	$11.656	$8.251	$15.497	$13.892	$13.164	$12.811	$12.263	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$12.820	$21.926	$21.095	$18.342	$16.409	$14.087	$10.000	$—	$—
Accumulation unit value at end of period	—	$12.820	$21.926	$21.095	$18.342	$16.409	$14.087	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$2.572	$12.253	$12.564	$11.738	$11.742	$11.021	$10.000	$—	$—
Accumulation unit value at end of period	$3.175	$2.572	$12.253	$12.564	$11.738	$11.742	$11.021	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$9.215	$15.323	$15.015	$13.352	$12.885	$12.048	$10.000	$—	$—
Accumulation unit value at end of period	$11.558	$9.215	$15.323	$15.015	$13.352	$12.885	$12.048	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$11.308	$18.615	$19.267	$17.147	$15.949	$13.657	$10.000	$—	$—
Accumulation unit value at end of period	$15.168	$11.308	$18.615	$19.267	$17.147	$15.949	$13.657	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	**	—	—	—
Oppenheimer Small- & Mid-Cap Subaccount (formerly Oppenheimer MidCap Subaccount)
Accumulation unit value at beginning of period**	$7.990	$16.056	$15.454	$15.355	$13.992	$11.956	$10.000	$—	$—
Accumulation unit value at end of period	—	$7.990	$16.056	$15.454	$15.355	$13.992	$11.956	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$10.860	$12.960	$12.074	$11.490	$11.441	$10.768	$10.000	$—	$—
Accumulation unit value at end of period	—	$10.860	$12.960	$12.074	$11.490	$11.441	$10.768	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	**	—	—	—

Additional Contract Options Elected (Total 0.75%) (Separate Account Charges of 2.05% of the Daily Net Assets of the Separate Account) Non-Tax Qualified — 2.05%
	Periodic Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001*
Alger LargeCap Growth Subaccount (formerly Alger American LargeCap Growth Subaccount) (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$32.529	$61.655	$52.462	$50.913	$46.373	$44.861	$33.870	$51.584	$45.571
Accumulation unit value at end of period	$47.040	$32.529	$61.655	$52.462	$50.913	$46.373	$44.861	$33.870	$51.584
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$19.086	$46.775	$36.287	$33.620	$31.238	$28.202	$19.473	$28.205	$23.808
Accumulation unit value at end of period	$28.373	$19.086	$46.775	$36.287	$33.620	$31.238	$28.202	$19.473	$28.205
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Alger American SmallCap Subaccount (Subaccount)
Accumulation unit value at beginning of period*	$29.102	$55.619	$48.418	$41.167	$35.941	$31.466	$22.558	$31.205	$26.644
Accumulation unit value at end of period	$41.494	$29.102	$55.619	$48.418	$41.167	$35.941	$31.466	$22.558	$31.205
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$5.174	$8.072	$8.244	$7.185	$7.007	$6.329	$4.993	$6.320	$5.752
Accumulation unit value at end of period	$5.987	$5.174	$8.072	$8.244	$7.185	$7.007	$6.329	$4.993	$6.320
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$7.399	$10.313	$11.095	$9.542	$9.271	$8.275	$6.548	$7.648	$6.715
Accumulation unit value at end of period	$8.691	$7.399	$10.313	$11.095	$9.542	$9.271	$8.275	$6.548	$7.648
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Credit Suisse Trust International Equity Flex III Subaccount
Accumulation unit value at Beginning of period*	$11.282	$25.476	$20.087	$15.468	$12.338	$10.079	$7.199	$8.307	$6.933
Accumulation unit value at end of period	$16.762	$11.282	$25.476	$20.087	$15.468	$12.338	$10.079	$7.199	$8.307
Number of accumulation Units outstanding at end of Period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$9.174	$15.721	$15.826	$14.998	$14.050	$12.552	$10.000	$—	$—
Accumulation unit value at end of period	$12.166	$9.174	$15.721	$15.826	$14.998	$14.050	$12.552	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$17.716	$27.571	$26.107	$24.396	$24.026	$23.086	$18.697	$26.854	$24.517
Accumulation unit value at end of period	$23.220	$17.716	$27.571	$26.107	$24.396	$24.026	$23.086	$18.697	$26.854
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Bond VIP Subaccount
Accumulation unit value at beginning of period*	$7.048	$8.642	$8.466	$8.250	$8.205	$7.946	$7.719	$7.317	$7.386
Accumulation unit value at end of period	$7.602	$7.048	$8.642	$8.466	$8.250	$8.205	$7.946	$7.719	$7.317
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001*
DWS Capital Growth VIP Subaccount
Accumulation unit value at beginning of period*	$15.329	$23.342	$21.159	$19.895	$18.633	$17.609	$14.162	$20.410	$17.767
Accumulation unit value at end of period	$19.057	$15.329	$23.342	$21.159	$19.895	$18.633	$17.609	$14.162	$20.410
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount
Accumulation unit value at beginning of period####	$7.409	$12.257	$12.343	$11.084	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$9.740	$7.409	$12.257	$12.343	$11.084	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount
Accumulation unit value at beginning of period*	$9.716	$19.148	$17.055	$13.822	$12.141	$10.633	$8.494	$10.618	$10.566
Accumulation unit value at end of period	$12.712	$9.716	$19.148	$17.055	$13.822	$12.141	$10.633	$8.494	$10.618
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—	—	—	—	—
DWS Large Cap Value VIP Subaccount
Accumulation unit value at beginning of period*	$1.639	$2.630	$2.372	$2.098	$2.099	$1.946	$1.498	$1.798	$1.665
Accumulation unit value at end of period	$2.014	$1.639	$2.630	$2.372	$2.098	$2.099	$1.946	$1.498	$1.798
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount
Accumulation unit value at beginning of period*	$1.187	$1.501	$1.471	$1.440	$1.437	$1.403	$1.362	$1.287	$1.299
Accumulation unit value at end of period	$1.253	$1.187	$1.501	$1.471	$1.440	$1.437	$1.403	$1.362	$1.287
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Government & Agency Securities Subaccount
Accumulation unit value at beginning of period*	$2.423	$2.356	$2.270	$2.224	$2.212	$2.176	$2.171	$2.051	$2.065
Accumulation unit value at end of period	$2.566	$2.423	$2.356	$2.270	$2.224	$2.212	$2.176	$2.171	$2.051
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS High Income VIP Subaccount
Accumulation unit value at beginning of period*	$5.949	$7.982	$7.861	$7.261	$7.132	$6.475	$5.302	$5.427	$5.160
Accumulation unit value at end of period	$7.950	$5.949	$7.776	$7.861	$7.261	$7.132	$6.475	$5.302	$5.427
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Diversified International Select Equity VIP Subaccount (formerly DWS International Select Equity VIP Subaccount)
Accumulation unit value at beginning of period*	$1.530	$3.050	$2.667	$2.168	$1.932	$1.667	$1.311	$1.546	$1.423
Accumulation unit value at end of period	$1.939	$1.530	$3.050	$2.667	$2.168	$1.932	$1.667	$1.311	$1.546
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Money Market VIP Subaccount
Accumulation unit value at beginning of period*	$2.724	$2.708	$2.633	$2.567	$2.548	$2.577	$2.611	$2.628	$2.629
Accumulation unit value at end of period	$2.678	$2.724	$2.708	$2.633	$2.567	$2.548	$2.577	$2.611	$2.628
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount
Accumulation unit value at beginning of period*	$1.095	$2.213	$2.127	$2.062	$1.965	$1.806	$1.386	$2.127	$1.684
Accumulation unit value at end of period	$1.509	$1.095	$2.213	$2.127	$2.062	$1.965	$1.806	$1.386	$2.127
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Technology VIP Subaccount
Accumulation unit value at beginning of period*	$0.496	$0.942	$0.841	$0.852	$0.838	$0.839	$0.584	$0.924	$0.713
Accumulation unit value at end of period	$0.780	$0.496	$0.942	$0.841	$0.852	$0.838	$0.839	$0.584	$0.924
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001*
DWS Balanced VIP Subaccount
Accumulation unit value at beginning of period*	$5.772	$8.105	$7.352	$6.805	$6.658	$6.363	$5.506	$6.623	$6.256
Accumulation unit value at end of period	$6.504	$5.772	$7.552	$7.352	$6.805	$6.658	$6.363	$5.506	$6.623
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
DWS Dreman Small MidCap Value
Accumulation unit value at beginning of period*	$1.673	$2.565	$2.540	$2.072	$1.918	$1.553	$1.116	$1.285	$1.093
Accumulation unit value at end of period	$2.127	$1.673	$2.565	$2.540	$2.072	$1.918	$1.553	$1.116	$1.285
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$20.210	$28.935	$25.567	$24.311	$23.844	$23.072	$19.957	$22.314	$20.696
Accumulation unit value at end of period	$25.570	$20.210	$28.935	$25.567	$24.311	$23.844	$23.072	$19.957	$22.314
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$26.000	$46.158	$40.061	$36.593	$31.932	$28.221	$22.418	$25.237	$23.589
Accumulation unit value at end of period	$34.576	$26.000	$46.158	$40.061	$36.593	$31.932	$28.221	$22.418	$25.237
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$23.714	$42.203	$42.424	$36.018	$34.718	$31.769	$24.875	$30.565	$27.938
Accumulation unit value at end of period	$30.258	$23.714	$42.203	$42.424	$36.018	$34.718	$31.769	$24.875	$30.565
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$31.651	$61.140	$49.147	$46.937	$45.271	$44.692	$34.330	$50.126	$42.975
Accumulation unit value at end of period	$39.788	$31.651	$61.140	$49.147	$46.937	$45.271	$44.692	$34.330	$50.126
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$104.425	$169.154	$163.735	$144.374	$140.545	$129.669	$103.050	$135.259	$122.587
Accumulation unit value at end of period	$129.552	$104.425	$169.154	$163.735	$144.374	$140.545	$129.669	$103.050	$135.259
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$10.444	$14.621	$15.334	$13.360	$13.182	$12.120	$10.000	$—	$—
Accumulation unit value at end of period	$12.009	$10.444	$14.621	$15.334	$13.360	$13.182	$12.120	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001*
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$12.239	$18.647	$19.495	$17.006	$15.955	$13.158	$10.000	$—	$—
Accumulation unit value at end of period	$15.489	$12.239	$18.647	$19.495	$17.006	$15.955	$13.158	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.109	$12.772	$12.307	$11.603	$11.670	$10.847	$10.000	$—	$—
Accumulation unit value at end of period	$13.689	$11.109	$12.772	$12.307	$11.603	$11.670	$10.847	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.365	$10.780	$10.320	$10.125	$10.089	$9.951	$10.000	$—	$—
Accumulation unit value at end of period	$11.482	$11.365	$10.780	$10.320	$10.125	$10.089	$9.951	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.304	$10.758	$10.128	$10.093	$10.165	$9.932	$10.000	$—	$—
Accumulation unit value at end of period	$11.094	$11.304	$10.758	$10.128	$10.093	$10.165	$9.932	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Mutual Global Discovery Securities Subaccount (formerly Mutual Discovery Securities Subaccount)
Accumulation unit value at beginning of period**	$15.051	$21.469	$19.590	$16.245	$14.295	$12.343	$10.000	$—	$—
Accumulation unit value at end of period	$18.187	$15.051	$21.469	$19.590	$16.245	$14.295	$12.343	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$10.347	$16.791	$16.561	$14.275	$13.176	$11.939	$10.000	$—	$—
Accumulation unit value at end of period	$12.781	$10.347	$16.791	$16.561	$14.275	$13.176	$11.939	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$16.149	$34.847	$27.616	$22.000	$13.176	$14.417	$10.000	$—	$—
Accumulation unit value at end of period	$27.312	$16.149	$34.847	$27.616	$22.000	$13.176	$14.417	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period#	$12.724	$26.584	$19.546	$14.647	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$21.448	$12.724	$26.584	$19.546	$14.647	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A	N/A
ING Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$8.175	$14.140	N/A	$24.556	$17.540	$15.889	$12.422	$12.949	$10.894
Accumulation unit value at end of period	$11.015	$8.175	$14.140	$29.293	$24.556	$17.540	$15.889	$12.422	$12.949
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$4.648	$11.696	$15.347	$13.449	$12.959	$12.169	$10.000	$—	$—
Accumulation unit value at end of period	$5.803	$4.648	$11.696	$15.347	$13.449	$12.959	$12.169	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period**	$10.413	$14.887	$13.584	$13.172	$12.429	$11.792	$10.000	$—	$—
Accumulation unit value at end of period	$13.027	$10.413	$14.887	$13.584	$13.172	$12.429	$11.792	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001*
Invesco V.I. Global Real Estate Subaccount (formerly AIM V.I. Global Real Estate Subaccount)
Accumulation unit value at beginning of period**	$13.689	$25.239	$27.270	$19.514	$17.431	$13.025	$10.000	$—	$—
Accumulation unit value at end of period	$17.643	$13.689	$25.239	$27.270	$19.514	$17.431	$13.025	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$15.559	$23.473	$19.858	$16.151	$14.106	$11.652	$10.000	$—	$—
Accumulation unit value at end of period	$17.523	$15.559	$23.473	$19.858	$16.151	$14.106	$11.652	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount
Accumulation unit value at beginning of period***	$8.382	$15.218	$13.248	$12.137	$11.148	$10.378	$—	$—	$—
Accumulation unit value at end of period	$11.749	$8.382	$15.218	$13.248	$12.137	$11.148	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount
Accumulation unit value at beginning of period***	$8.092	$13.152	$12.772	$11.292	$11.031	$10.221	$—	$—	$—
Accumulation unit value at end of period	$10.026	$8.092	$13.152	$12.772	$11.292	$11.031	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust International Equity Subaccount[1]
Accumulation unit value at beginning of period*	$12.232	$21.286	$19.870	$16.615	$15.316	$13.205	$10.000	$—	$—
Accumulation unit value at end of period	N/A	$12.232	$21.286	$19.870	$16.615	$15.316	$13.205	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Value Subaccount
Accumulation unit value at beginning of period***	$8.801	$14.680	$14.565	$13.024	$11.350	$10.074	$—	$—	$—
Accumulation unit value at end of period	$11.700	$8.801	$14.680	$14.565	$13.024	$11.350	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Mid Cap Value Subaccount[2]
Accumulation unit value at beginning of period***	$8.811	$13.937	$14.095	$12.323	$11.457	$10.254	$—	$—	$—
Accumulation unit value at end of period	$11.042	$8.811	$13.937	$14.095	$12.323	$11.457	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Company Small Cap Core Subaccount[3]
Accumulation unit value at beginning of period*	$12.064	$18.102	$19.585	$17.378	$17.147	$13.761	$10.327	$—	$—
Accumulation unit value at end of period	N/A	$12.064	$18.102	$19.585	$17.378	$17.147	$13.761	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust U.S. Equity Subaccount
Accumulation unit value at beginning of period***	$8.450	$13.226	$12.222	$10.738	$10.708	$10.032	$—	$—	$—
Accumulation unit value at end of period	$11.069	$8.450	$13.226	$12.222	$10.738	$10.708	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$30.357	$36.810	$33.988	$31.325	$29.611	$27.846	$24.916	$27.178	$26.038
Accumulation unit value at end of period	$37.448	$30.357	$36.810	$33.988	$31.325	$29.611	$27.846	$24.916	$27.178
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—

	Periodic Payment Contracts
Subaccount	2009	2008	2007	2006	2005	2004	2003	2002	2001*
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period*	$21.465	$38.925	$32.553	$29.238	$26.566	$22.454	$16.960	$24.018	$21.043
Accumulation unit value at end of period	$30.462	$21.465	$38.925	$32.553	$29.238	$26.566	$22.454	$16.960	$24.018
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period*	$16.286	$27.571	$24.450	$22.401	$21.919	$21.403	$16.580	$23.024	$20.098
Accumulation unit value at end of period	$21.760	$16.286	$27.571	$24.450	$22.401	$21.919	$21.403	$16.580	$23.024
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$13.870	$19.630	$18.694	$16.579	$15.379	$13.324	$10.000	$—	$—
Accumulation unit value at end of period	$18.065	$13.870	$19.630	$18.694	$16.579	$15.379	$13.324	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Janus Aspen Worldwide Subaccount
Accumulation unit value at beginning of period*	$19.689	$36.310	$33.804	$29.183	$28.129	$27.398	$22.550	$30.890	$27.369
Accumulation unit value at end of period	$26.566	$19.689	$36.310	$33.804	$29.183	$28.129	$27.398	$22.550	$30.890
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$8.251	$15.497	$13.892	$13.164	$12.811	$12.263	$10.000	$—	$—
Accumulation unit value at end of period	$11.656	$8.251	$15.497	$13.892	$13.164	$12.811	$12.263	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$12.820	$21.926	$21.095	$18.342	$16.409	$14.087	$10.000	$—	$—
Accumulation unit value at end of period	$17.506	$12.820	$21.926	$21.095	$18.342	$16.409	$14.087	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$2.572	$12.253	$12.564	$11.738	$11.742	$11.021	$10.000	$—	$—
Accumulation unit value at end of period	$3.175	$2.572	$12.253	$12.564	$11.738	$11.742	$11.021	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$9.215	$15.323	$15.015	$13.352	$12.885	$12.048	$10.000	$—	$—
Accumulation unit value at end of period	$11.558	$9.215	$15.323	$15.015	$13.352	$12.885	$12.048	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$11.308	$18.615	$19.267	$17.147	$15.949	$13.657	$10.000	$—	$—
Accumulation unit value at end of period	$15.168	$11.308	$18.615	$19.267	$17.147	$15.949	$13.657	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Small- & Mid-Cap Subaccount (formerly Oppenheimer MidCap Subaccount)
Accumulation unit value at beginning of period**	$7.990	$16.056	$15.454	$15.355	$13.992	$11.956	$10.000	$—	$—
Accumulation unit value at end of period	$10.356	$7.990	$16.056	$15.454	$15.355	$13.992	$11.956	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$10.860	$12.960	$12.074	$11.490	$11.441	$10.768	$10.000	$—	$—
Accumulation unit value at end of period	$12.601	$10.860	$12.960	$12.074	$11.490	$11.441	$10.768	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—

*	Commencement of Offering on October 1, 2001.

**	Commencement of Offering on May 1, 2003.

***	Commencement of Offering on May 3, 2004.

#	ING JPMorgan Emerging Markets Equity was available under the Contract on December 5, 2005 and DWS Growth & Income was available under the Contract on May 3, 2005.

##	Cessation of Operations ING Emerging Markets closed on December 2, 2005.

###	Cessation of Operations on April 29, 2005.

####	Effective January 4, 2007, the ING VP Natural Resources Trust merged into ING Global Resources Portfolio, a series of ING Investors Trust.

†	Cessation of Operations on April 30, 2007.

[1]	Effective May 1, 2009, JPMorgan International Equity subaccount merged into the JPMorgan Insurance Trust International Equity subaccount.

[2]	Effective May 1, 2009, JPMorgan Mid Cap Value subaccount merged into the JPMorgan Insurance Trust Mid Cap Value subaccount.

[3]	Effective May 1, 2009, JPMorgan Small Company merged into JPMorgan Insurance Trust Small Cap Core subaccount.

The financial statements and reports of independent accountants for the KILICO Variable Annuity Separate Account are also contained in the Statement of Additional Information.

KILICO, THE SEPARATE ACCOUNT AND THE FUNDS

Kemper Investors Life Insurance Company

We were organized in 1947 and are a stock life insurance company organized under the laws of the State of Illinois. Our offices are located at 1400 American Lane, Schaumburg, Illinois 60196. For Insurance Services please write us at P.O. Box 758557, Topeka, KS 66675-8557. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Kemper Corporation (“Kemper”), a non-operating holding company. Kemper is a wholly-owned subsidiary of Zurich Group Holding (“ZGH” or “Zurich”), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services (“ZFS”), a Swiss holding company.

Effective September 3, 2003, KILICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Chase Insurance Life and Annuity Company (“CILAAC”) (formerly known as Federal Kemper Life Assurance Company). In a contemporaneous transaction, CILAAC and KILICO entered into a coinsurance agreement under which CILAAC administers and 100% reinsures certain lines of business currently underwritten by KILICO, including the Contracts. The coinsurance arrangement does not change KILICO’s obligations to Contractholders under the Contracts and does not create any obligations for CILAAC to Contractholders under the Contracts.

On July 3, 2006, Protective Life Insurance Company (“Protective Life”) of Birmingham, Alabama, acquired CILAAC. Protective Life reinsured 100% of the variable annuity business of CILAAC, including the Contracts and certain other registered variable annuity contracts that are funded through the Separate Account, to Commonwealth Annuity and Life Insurance Company (“Commonwealth Annuity”), a subsidiary of The Goldman Sachs Group, Inc. Commonwealth Annuity was formerly known as Allmerica Financial Life Insurance and Annuity Company. On April 1, 2007, CILAAC merged into and with Protective Life. On the date of the merger, Protective Life acquired from CILAAC all of CILAAC’s assets and became directly liable for CILAAC’s liabilities and obligations including the Contracts (underwritten by KILICO) then outstanding. Protective Life is responsible for administration of the Contracts.

The issuer, benefits and provisions of the Contracts were not changed by any of the transactions and agreements described above.

The Separate Account

We established the KILICO Variable Annuity Separate Account on May 29, 1981 under Illinois law as the KILICO Money Market Separate Account. The Separate Account is registered with the SEC as a unit investment trust, however, the SEC does not supervise the management, investment practices or policies of the Separate Account or KILICO.

Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

Sixty Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Funds or Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.

The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the Separate Account from a Fund or Portfolio are reinvested in that Fund or Portfolio at net asset value and retained as assets of the corresponding Subaccount.

The Separate Account’s financial statements appear in the Statement of Additional Information.

The Funds

The Separate Account invests in shares of the following registered, open-end management investment companies:

•	The Alger Portfolios

•	American Century Variable Portfolios, Inc.

•	Credit Suisse Trust

•	Dreyfus Investment Portfolios

•	The Dreyfus Socially Responsible Growth Fund, Inc.

•	DWS Variable Series I

•	DWS Variable Series II

•	Fidelity Variable Insurance Products Funds

•	Franklin Templeton Variable Insurance Products Trust

•	ING Investors Trust

•	Invesco Variable Insurance Funds

•	JPMorgan Insurance Trust

•	Janus Aspen Series

•	Oppenheimer Variable Account Funds

SEC registration does not involve SEC supervision of the Funds’ management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in some cases certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, neither we nor the Funds foresee any such disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Fund’s response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The 60 Portfolios or Funds are summarized below:

The Alger Portfolios (Class I-2 Shares)

Alger LargeCap Growth Portfolio (formerly Alger American LargeCap Growth Portfolio) seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At June 30, 2009, the market capitalization of the companies in this index ranged from $744 million to $341.17 billion.

Alger MidCap Growth Portfolio (formerly Alger American MidCap Growth Portfolio) seeks long-term capital appreciation. It focuses on midsized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, updated quarterly. Both indexes are designed to track the performance of medium-capitalization stocks.

Alger SmallCap Growth Portfolio (formerly Alger American SmallCap Growth Portfolio) seeks long-term appreciation. It focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P Small Cap 600 Index, updated quarterly. Both indexes are broad indexes of small-capitalization stocks.

American Century Variable Portfolios, Inc. (Class I Shares)

American Century VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Value Fund seeks long-term capital growth. Income is a secondary objective.

Credit Suisse Trust

Credit Suisse Trust International Equity Flex III Portfolio seeks Capital appreciation. To pursue this goal, it invests at least 80% of its net assets in equity securities of foreign companies and derivatives providing exposure to equity securities of foreign companies. The portfolio seeks to outperform the MSCI EAFE Index. The MSCI EAFE Index is designed to measure the performance of equities in developed markets outside North America, which include Europe, Australasia (Australia and New Zealand) and the Far East. The portfolio generally will (i) purchase securities, either directly or through derivatives, in an amount up to approximately 130% of its net assets and (ii) sell securities short (which means, sell borrowed securities with the intention of repurchasing them for a profit on the expectation that the market price will drop), either directly or through derivatives, in an amount up to approximately 30% of its net assets. The portfolio may invest in equity securities without regard to market capitalization. Uses proprietary quantitative models.

Dreyfus Investment Portfolios (Service Shares)

Dreyfus IP MidCap Stock Portfolio—The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index (S&P 400).

To pursue this goal, the fund normally invests at least 80% of its assets in stocks of midsize companies. The fund invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400, the fund’s benchmark, is a primary goal of the investment process. The fund’s stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts, including those issued in initial public offerings (IPOs) or shortly thereafter. A proprietary computer model evaluates and ranks a universe of over 3,500 stocks. The portfolio managers review each of the screens on a regular basis. The portfolio managers also maintain the flexibility to adapt the screening criteria to changes in market conditions. The portfolio managers will select stocks through a “bottom-up,” structured approach that seeks to identify undervalued securities using a quantitative ranking process. The process is driven by a proprietary quantitative model which measures more than 40 characteristics of stocks to identify and rank stocks based on:

•	fundamental momentum, meaning measures that reflect the changes in short-term earnings outlook through factors such as revised earnings estimates and earnings surprises

•

relative value, such as current and forecasted price-to-earnings ratios, price-to-book ratios, yields and other price-sensitive data for a stock compared to its past, its peers and the models’ overall stock universe

•	future value, such as discounted present value measures long-term growth, based on measures that reflect the changes in estimated long-term earnings growth over multiple horizons

•	additional factors, such as technical factors, trading by company insiders or share issuance/buyback data.

Next, the portfolio managers focus on stock selection, as opposed to making proactive decisions as to industry or sector exposure, to construct the fund. The portfolio managers seek to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to the S&P 400. Finally, within each sector and style subset, the fund will seek to overweight the most attractive stocks and underweight or not hold the stocks that have been ranked least attractive.

The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)

To pursue these goals, the fund, under normal circumstances, invests at least 80% of its assets in the common stocks of companies that, in the opinion of the fund’s management, meet traditional investment standards determined as described below and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

The fund’s investment strategy combines a disciplined investment process that consists of computer modeling techniques, fundamental analysis and risk management with a social investment process. In selecting stocks, the portfolio managers begin by using computer models to identify and rank stocks within an industry or sector, based on several characteristics, including:

•	value, or how a stock is priced relative to its perceived intrinsic worth

•	growth, in this case the sustainability or growth of earnings

•	financial profile, which measures the financial health of the company.

Next, based on fundamental analysis, the portfolio managers designate the most attractive of the higher ranked securities as potential purchase candidates, drawing on a variety of sources, including company management and internal as well as Wall Street research.

The portfolio managers manage risk by diversifying across companies, industries and sectors, seeking to dilute the potential adverse impact from a decline in value of any one stock, industry or sector.

DWS Variable Series I (Class A Shares)

DWS Bond VIP seeks to maximize total return consistent with preservation of capital and prudent investment management, by investing for both current income and capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity.

DWS Capital Growth VIP seeks to provide long-term growth of capital. The fund normally invests at least 65% of total assets in equities, mainly common stocks of U.S. companies. The fund generally focuses on established companies that are similar in size to the companies in the S&P 500® Index (generally 500 of the largest companies in the US) or the Russell 1000® Growth Index (generally those stocks among the 1,000 largest US companies that have above-average price-to-earnings ratios).

DWS Growth & Income VIP seeks long-term growth of capital, current income and growth of income. The fund invests at least 65% of total assets in equities, mainly common stocks. Although the fund can invest in companies of any size and from any country, it invests primarily in large U.S. companies. Portfolio management may favor securities from different industries and companies at different times.

DWS International VIP seeks long-term growth of capital. Although the fund can invest in companies of any size and from any country, it invests mainly in common stocks of established companies in countries with developed economies (other than the United States).

DWS Variable Series II (Class A)

DWS Balanced VIP seeks high total return, a combination of income and capital appreciation. The fund can buy many types of securities, among them common stocks, convertible securities, corporate bonds,

government bonds, inflation-indexed bonds, mortgage- and asset-backed securities and exchange-traded funds (ETFs). The fund can invest in securities of any size, investment style category, or credit quality, and from any country (including emerging markets). The fund normally invests approximately 60% of net assets in common stocks and other equity securities and approximately 40% of net assets in fixed-income securities, including non-investment grade high yield bonds. The fund invests at least 25% of net assets in fixed-income senior securities.

DWS Core Fixed Income VIP seeks high current income. Under normal circumstances, the fund invests at least 80% of assets, plus the amount of any borrowings for investment purposes, determined at the time of purchase, in fixed income securities.

DWS Diversified International Select Equity VIP seeks capital appreciation. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in equity securities and other securities with equity characteristics.

DWS Dreman Small Mid Cap Value VIP seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small and mid-size US companies.

DWS Government & Agency Securities VIP seeks high current income consistent with preservation of capital. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in U.S. government securities and repurchase agreements of U.S. government securities.

DWS High Income VIP seeks to provide a high level of current income. Under normal circumstances, the fund generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (that is, grade BB/Ba and below). The fund may invest up to 50% of total assets in bonds denominated in U.S. dollars or foreign currencies from foreign issuers.

DWS Large Cap Value VIP seeks to achieve a high rate of total return. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities of large U.S. companies that are similar in size to the companies in the Russell 1000® Value Index and that portfolio management believes are undervalued.

DWS Money Market VIP seeks maximum current income to the extent consistent with stability of principal. The fund pursues its objective by investing in high quality, short-term securities, as well as, repurchase agreements that are backed by high-quality securities.

DWS Small Cap Growth VIP seeks maximum appreciation of investors’ capital. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in small capitalization stocks similar in size to those comprising the Russell 2000® Growth Index.

DWS Technology VIP seeks growth of capital. Under normal circumstances, the fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the technology sector. The fund may invest in companies of any size and may invest in initial public offerings. While the fund invests mainly in U.S. stocks, it could invest up to 35% of net assets in foreign securities (including emerging markets securities).

Fidelity Variable Insurance Products Funds (Initial Class Shares)

Fidelity VIP Asset ManagerSM Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.

Fidelity VIP Equity-Income Portfolio seeks reasonable income income. The Fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P® 500.

Fidelity VIP Growth Portfolio seeks to achieve capital appreciation.

Fidelity VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor’s 500SM Index (S&P® 500).

Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)

Franklin Rising Dividends Securities Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. The Fund normally invest at least 80% of its net assets in investments of small capitalization and mid capitalization companies.

Franklin Small Cap Value Securities Fund seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies.

Franklin Strategic Income Securities Fund seeks a high level of current income, with capital appreciation over the long term as a secondary goal. The Fund normally invests at least 65% of its assets in U.S. and foreign debt securities, including those in emerging markets.

Franklin U.S. Government Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities.

Franklin Zero Coupon Fund 2010 seeks as high an investment return as is consistent with capital preservation. The Fund normally invests at least 80% of its net assets in zero coupon debt securities.

Mutual Global Discovery Securities Fund seeks capital appreciation. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Templeton Developing Markets Securities Fund seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments.

ING Investors Trust

ING JPMorgan Emerging Markets Equity Portfolio (Institutional Class) seeks capital appreciation.

ING Global Resources Portfolio (Class S) seeks long-term capital appreciation.

Invesco Variable Insurance Funds (Series I Shares)

Invesco V.I. Financial Services Fund (formerly AIM V.I. Financial Services Fund)—The Fund’s investment objective is long-term growth of capital. The Fund invests under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of issuers engaged primarily in financial services-related industries. The Fund invests primarily in equity securities.

Invesco V.I. Global Health Care Fund (formerly AIM V.I. Global Health Care Fund)—The Fund’s investment objective is growth of capital. The Fund invests under normal circumstances, at least 80% of net (plus borrowings for investment purposes) in securities of health care industry issuers.

Invesco V.I. Global Real Estate Fund (formerly AIM V.I. Global Real Estate Fund)—The Funds investment objective is total return through growth of capital and current income. The Fund invests under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of real estate and real estate-related issuers.

Invesco V.I. Utilities Fund (formerly AIM V.I. Utilities Fund)—The Fund’s investment objective is long-term growth of capital and secondarily, current income. The Fund invests under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in securities of issuers engaged primarily in utilities-related industries.

JPMorgan Insurance Trust (Class 1)

JPMorgan Insurance Trust Mid Cap Growth Portfolio (formerly JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1) seeks capital growth over the long term.

JPMorgan Insurance Trust Equity Index Portfolio seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index)

JPMorgan Insurance Trust International Equity Portfolio seeks to provide high total return from a portfolio of equity securities of foreign companies.

JPMorgan Insurance Trust Intrepid Mid Cap Value Portfolio seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

JPMorgan Insurance Trust Mid Cap Value Portfolio (formerly JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1) seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

JPMorgan Insurance Trust Small Cap Core Portfolio seeks capital growth over the long term.

JPMorgan Insurance Trust U.S. Equity Portfolio (formerly JPMorgan Insurance Trust Diversified Equity Portfolio 1) seeks to provide high total return from a portfolio of selected equity securities.

Janus Aspen Series

Janus Aspen Balanced Portfolio (Institutional Shares) seeks long-term growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Enterprise Portfolio (Institutional Shares) seeks long-term growth of capital.

Janus Aspen Janus Portfolio (Institutional Shares) seeks long-term growth of capital.

Janus Aspen Perkins Mid Cap Value Portfolio (Service Shares) seeks capital appreciation.

Janus Aspen Worldwide Portfolio (Institutional Shares) seeks long-term growth of capital in a manner consistent with the preservation of capital.

Oppenheimer Variable Account Funds (Service Shares)

Oppenheimer Capital Appreciation Fund/VA seeks capital appreciation.

Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation.

Oppenheimer High Income Fund/VA seeks a high level of current income.

Oppenheimer Main Street Fund®/VA seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

Oppenheimer Main Street Small Cap Fund®/VA seeks capital appreciation.

Oppenheimer Small- & Mid-Cap Growth Fund/VA (formerly Oppenheimer MidCap Fund/VA) seeks capital appreciation by investing in “growth type” companies.

Oppenheimer Global Strategic Bond Fund/VA (formerly Oppenheimer Strategic Bond Fund/VA)seeks a high level of current income principally derived from interest on debt securities.

*

“Standard & Poor’s®,” “S&P®” and “S&P MidCap 400®” are trademarks of The McGraw-Hill Companies, Inc. The Dreyfus Corporation has been licensed to use such trademarks, as applicable. The Dreyfus I.P. MidCap Stock Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s®, and Standard & Poor’s® makes no representation regarding the advisability of investing in the Portfolio. Additional information may be found in the Portfolio’s Statement of Additional Information.

The Funds and Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Funds’ prospectuses accompanying this Prospectus and statements of additional information available from us upon request.

Invesco Advisors, Inc. is the investment adviser for the available Portfolios of Invesco Variable Insurance Funds.

Fred Alger Management, Inc. serves as the investment adviser for the available Portfolios of The Alger Portfolios.

American Century Investment Management, Inc. is the investment adviser for the two available Portfolios of the American Century Variable Portfolios, Inc.

Credit Suisse Asset Management, LLC (“Credit Suisse”) is the investment adviser for the Credit Suisse Trust Emerging Markets Portfolio.

Deutsche Investment Management Americas Inc. is the investment advisor for the available funds of DWS Variable Series I and II. Deutsche Asset Management International GmbH (“DeAMi”) is the subadvisor for the DWS Balanced VIP and DWS Large Cap Value VIP.

The Dreyfus Corporation serves as the investment adviser for the Dreyfus VIF MidCap Stock Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc.

Fidelity Management & Research Company is the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Funds. Fidelity Management & Research (U.K.) Inc. (FMR U.K.) in London, England, Fidelity Management & Research (Far East), Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan and FMR Co., Inc. (FMRC) serve as the sub-advisers for the Fidelity VIP Contrafund® Portfolio. FMRC serves as the sub-adviser for the Fidelity VIP Equity-Income Portfolio and the Fidelity VIP Growth Portfolio. Geode Capital Management, LLC serves as sub-adviser for the Fidelity VIP Index 500 Portfolio.

Fidelity Management & Research Company is the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Funds. Fidelity Management & Research (U.K.) Inc. (FMR U.K.) in London, England, Fidelity Research & Analysis Company (FRAC), Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, Fidelity International Investment Advisors (FIIA), Fidelity International Investment Advisors(U.K.) Limited, and FMR Co., Inc. (FMRC) serve as the sub-advisers for the Fidelity VIP Contrafund® Portfolio. FMRC, FRAC, FIIA, FMR U.K., Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited serve as the sub-advisers for the Fidelity VIP Equity-Income Fund, Fidelity VIP Growth Fund, and the Fidelity VIP Mid Cap Portfolio. FMRC and Geode Capital Management, LLC serve as the sub-advisers for the Fidelity VIP Index 500 Fund.

Franklin Advisory Services, LLC is the investment adviser for the Franklin Rising Dividends Securities Fund and the Franklin Small Cap Value Securities Fund. Franklin Advisers, Inc. is the investment adviser for the Franklin Strategic Income Securities Fund, the Franklin U.S. Government Fund and the Franklin Zero Coupon Fund 2010. Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Discovery Securities Fund. Franklin Templeton Investment Management Limited is the sub-adviser for Mutual Global Discovery Securities Fund. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund.

Directed Services, LLC. serves as the investment adviser and J. P. Morgan Investment Management Inc. serves as the sub-adviser for the ING JPMorgan Emerging Markets Equity Portfolio. Directed Services, LLC. serves as the investment adviser and ING Investment Management Co. serves as the sub-adviser for the ING Global Resources Portfolio.

JPMorgan Investment Advisors Inc. is the investment adviser for the available Portfolios of the JPMorgan Insurance Trust.

Janus Capital Management LLC is the investment adviser for the available Portfolios of the Janus Aspen Series. Perkins Investment Management, LLC is the subadviser for Janus Aspen Perkins Mid Cap Value Portfolio.

OppenheimerFunds, Inc. is the investment manager for the available Portfolios of the Oppenheimer Variable Account Funds.

The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangements. Such compensation typically is a percentage of Separate Account assets invested in the relevant Fund and generally may range up to 0.30% annually of net assets. We may also receive 12b-1 fees directly from certain Funds for providing services related to shares of Portfolios offered in connection with a Rule 12b-1 plan.

Change of Investments

We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the Funds or Portfolios and to substitute shares of another Portfolio or of another investment company, if the shares of a Fund or Portfolio are no longer available for investment, or if in our judgment further investment in any Fund or Portfolio becomes inappropriate. We will not substitute any shares attributable to your interest in a Subaccount without prior notice and the SEC’s prior approval, if required. The Separate Account may purchase other securities for other series or classes of contracts, or may permit a conversion between series or classes of contracts on the basis of requests made by Owners.

We may establish additional subaccounts of the Separate Account, each of which would invest in a new Portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.

If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the Investment Company Act of 1940 (“1940 Act”); (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.

FIXED ACCOUNT OPTION

Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 (“1933 Act”), and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Fixed Account is part of the Company’s General Account which is made up of all of the general assets of the Company other than those allocated to separate accounts. Allocations to the Fixed Account become part of the assets of the Company and are used to support insurance and annuity obligations. The General Account is not segregated or insulated from the claims of the insurance company’s creditors. Any amounts allocated to the Fixed Account or amounts that we guarantee in excess of your Contract Value are subject to our financial strength and claim’s paying ability, and are subject to the risk that the insurance company may not be able to cover, or may default on, its obligations under those guarantees.

Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account and the MVA Option, unless we refer to fixed accumulation and annuity elements.

We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate not less than the minimum interest rate allowed by state law. At our discretion, we may credit interest in excess of the minimum guaranteed rate. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

THE CONTRACTS

A. GENERAL INFORMATION.

This Prospectus describes both Qualified Contracts and Non-Qualified Contracts. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, we accept a periodic payment under $50. The maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract. For a Non-Qualified Contract the minimum initial Purchase Payment was $2,500 and the minimum subsequent Purchase Payment is $500. An initial allocation of less than $100 may be made to the Fixed Account or to a Subaccount, or to the Fixed Account and one Subaccount. For a Non-Qualified Contract, no subsequent allocations of Purchase Payments may be made to any additional Subaccount until allocations total at least $100 to each Subaccount in which the Contract has an interest. For a Qualified Contract, if annualized contribution amounts to a new Subaccount from a payroll or salary reduction plan are at least $25 per month, allocations to another such Subaccount may be made.

You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities (“IRAs”) by authorizing us to draw on your account via check or electronic debit (“Pre-Authorized Checking [PAC] Agreement”). For Purchase Payments made pursuant to a PAC Agreement, the following minimum Purchase Payment provisions apply:

•

The minimum initial Purchase Payment to an IRA made pursuant to a PAC Agreement is $100. The minimum initial Purchase Payment to a Non-Qualified Contract made pursuant to a PAC Agreement is $1,000 unless you also own an existing Contract, in which case the minimum is $100.

•	The minimum subsequent Purchase Payment made pursuant to a PAC Agreement is $100.

We may amend the Contract in accordance with changes in the law, including tax laws, regulations or rulings, and for other purposes. Certain contracts are no longer offered, although Purchase Payments are still permitted under these previously issued contracts.

You may examine a Contract and return it for a refund during the “free look” period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund depends on the state in which the Contract is issued. Generally, it will be an amount at least equal to the Separate Account Contract Value plus amounts allocated to the General Account on the date we receive the returned Contract, without any deduction for Withdrawal Charges or Records Maintenance Charges. Some states require the return of the Purchase Payment. If you decide to return your Contract for a refund during the “free look” period, please also include a letter of instruction.

You designate the Beneficiary. If the Annuitant or you dies, and no designated Beneficiary or contingent Beneficiary is alive at that time, we will pay the Annuitant’s or your estate.

Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Contract may not be assigned.

During the Accumulation Period, you may assign a Non-Qualified Contract or change a Beneficiary at any time by signing our form. No assignment or Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject you to immediate tax liability and may subject you to a 10% tax penalty. (See “Federal Tax Matters.”)

Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee’s debts or obligations.

B. THE ACCUMULATION PERIOD.

1. Application of Purchase Payments.

You select allocation of Purchase Payments to the Subaccount(s) or the Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment. Generally, we determine the value of an Accumulation Unit as of 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to the Fixed Account begin earning interest one day after we receive them. With respect to initial Purchase Payments, the amount is credited only after we determine to issue the Contract. After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment allocated to a Subaccount by the Subaccount’s Accumulation Unit value, as computed after we receive the Purchase Payment. You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the Fixed Account.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under the Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount other than the Records Maintenance Charge. The number of Accumulation Units is reduced when the Records Maintenance Charge is assessed.

If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed.

We may issue a Contract without a signed application if:

•	a dealer provides us with application information, electronically or in writing,

•	we receive the initial Purchase Payment, and

•	you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.

2. Accumulation Unit Value.

Each Subaccount has Accumulation Unit values for each combination of asset-based charges. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount’s applicable Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.

Each Subaccount has its own investment experience factor for each combination of charges. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

(1 divided by 2) minus 3, where:

(1) is the net result of:

•	the net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

•	the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the “ex-dividend” date occurs during the current Valuation Period; plus or minus

•	a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

(2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period; and

(3) is the factor representing asset-based charges (the mortality and expense risk and administration charges plus any applicable charges for optional death or income benefits.)

3. Contract Value.

On any Valuation Date, the Contract Value equals the total of:

•	the number of Accumulation Units credited to each Subaccount, times

•	the value of a corresponding Accumulation Unit for each Subaccount, plus

•	your interest in the Fixed Account.

4. Transfers During the Accumulation Period.

During the Accumulation Period, you may transfer Contract Value among the Subaccounts and the Fixed Account subject to the following provisions:

•

The General Account Contract Value, minus 125% of Debt, may be transferred two times during the Contract Year to one or more Subaccounts in the thirty days following an anniversary of a Contract Year or the thirty days following the date of the confirmation statement provided for the period through the anniversary date, if later; and

•	You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the Fixed Account.

If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party’s instructions. However, we take no responsibility for any third party asset allocation or investment advisory service or program. We may suspend or cancel acceptance of a third party’s instructions at any time and may restrict the investment options available for transfer under third party authorizations.

We will make transfers pursuant to proper written or telephone instructions which specify in detail the requested changes. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. The minimum partial transfer amount is $100. No partial transfer may be made if the value of your remaining Contract interest in a Subaccount or the Fixed Account, from which amounts are to be transferred, would be less than $100 after transfer. Transfers involving a Subaccount will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. The transfer privilege may be suspended, modified or terminated at any time. We disclaim all liability for following instructions which are given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

The following transfers must be requested through standard United States mail:

•	transfers in excess of $250,000 per Contract, per day, and

•

transfers into and out of the Credit Suisse International Equity Flex III (formerly Credit Suisse Trust-Emerging Market), the ING JPMorgan Emerging Markets Equity, the JPMorgan Insurance Trust International Equity, the Janus Aspen Worldwide, the Mutual Discovery Securities, the Oppenheimer Global Securities Fund/VA, the DWS International VIP, the DWS Diversified International Select Equity VIP and the Templeton Developing Market Securities Subaccounts in excess of $50,000, per Contract, per day.

These administrative procedures have been adopted under the Contract to protect the interests of Contract Owners from the adverse effects of frequent and large transfers into and out of variable annuity Subaccounts that can adversely affect the investment management of the underlying Portfolios. We reserve the right to further amend the transfer procedures in the interest of protecting Contract Owners.

Some of the Funds reserve the right to delay or refuse transfer requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under the Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

5. Market Timing.

The Contract is not designed for organizations or individuals engaged in market timing strategies in response to short-term fluctuations in the market, involving frequent transfers, transfers into and out of a Subaccount over a short period of time, or transfers representing a substantial percentage of the assets of any Subaccount. You should not purchase the Contract if you intend to engage in such market timing strategies. Market timing strategies may be disruptive to the management of the underlying Portfolios in which the Subaccounts invest and therefore, may be detrimental to Contract Owners by increasing costs, reducing performance, and diluting the value of interests in the underlying Portfolio.

We maintain policies and procedures in an effort to control disruptive market timing activity. We do not exempt any persons or class of persons from these policies. We require that transfers in excess of $250,000 per Contract, per day, and transfers into or out of specified Subaccounts in excess of $50,000 per Contract, per day, as described in the Transfers During the Accumulation Period section, above, must be requested through standard United States mail. In addition, we monitor trading activity in order to identify market timing strategies. If we identify suspicious transfer activity, we advise the Contract Owner in writing that we are monitoring their transfer activity and will impose restrictions if we identify a pattern of disruptive transfer activity. If a pattern of disruptive transfer activity is identified as a result of the continued monitoring, we will notify the Contract Owner in writing that all future transfers must be requested through standard United States mail.

If we identify market timing strategies that we believe to be detrimental to Contract Owners that are not addressed by the above procedures, we will take one or more of the following actions against Contract Owners that have been identified as engaging in disruptive transfer activity and we may establish these limitations for all Contract Owners:

•	Termination of transfer privileges;

•	Universal termination of telephone or electronic transfer privileges (for all Contract Owners);

•	Requiring a minimum time between transfers;

•	Limiting the total number of transfers;

•	Limiting the dollar amount that may be transferred at one time;

•	Refusing any transfer request; and

•

Not accepting transfer requests of someone acting on behalf of more than one Owner (in which case, we will notify the person making the request by telephone or in writing of our decision not to accept the transfer requests).

We review our policies and procedures from time to time and will change them or explore other actions if we discover that existing procedures fail to adequately curtail market timing activities. The actions we take will be based on our policies and procedures then in effect and will be applied uniformly among Contract Owners.

Although we will monitor transfer activity and as appropriate impose restrictions as described above, there is no assurance that we will be able to identify and curtail all potentially disruptive market timing activity. As a result, to the extent that we do not detect disruptive market timing or the restriction we impose fails to curtail it, it is possible that a market timer may be able to make additional disruptive market timing transactions with the result that the management of the underlying Portfolios in which the Subaccounts invest may be disrupted and Contract Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolio.

We are legally obligated to provide (at the Portfolios’ request) information about each amount you cause to be deposited into a Portfolio (including by way of premium payments and transfers under your Contract) or removed from the Portfolio (including by way of withdrawals and transfers under your Contract). If a Portfolio identifies you as having violated the Portfolio’s frequent trading policies and procedures, we are obligated, if the Portfolio requests, to restrict or prohibit any further deposits or exchanges by you in respect of that Portfolio. Under rules adopted by the Securities and Exchange Commission, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Portfolio. Accordingly, if you do not comply with any Portfolio’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Portfolio or directing any transfers or other exchanges involving that Portfolio. You should review and comply with each Portfolio’s frequent trading policies and procedures, which are disclosed in the Portfolios’ current prospectuses.

6. Withdrawals During the Accumulation Period.

You may redeem some or all of the Contract Value minus Debt, charges and previous withdrawals. Withdrawals may be subject to income tax and a 10% penalty tax. (See “Federal Tax Matters.”) A withdrawal of all Contract Value is called a surrender. Your ability to surrender may be limited by the terms of a qualified plan. (See “Federal Income Taxes.”)

You may withdraw up to 10% of the Contract Value minus Debt in any Contract Year without charge. If you withdraw more than 10% of the Contract Value in any Contract Year, the amount withdrawn in excess of 10% is subject to a Withdrawal Charge. (See “Withdrawal Charge.”)

For Contracts in more than one investment option, your partial withdrawal request must specify what portion of your interest is to be redeemed. If you do not specify, we will redeem Accumulation Units from all investment options in which you have an interest on a pro-rata basis. The Accumulation Units attributable to the earliest Contribution Years are redeemed first.

You may request a partial withdrawal subject to the following:

•	The amount requested must be at least $500 in each investment option or the Fixed Account from which withdrawal is requested.

•	You must leave at least $500 in each investment option from which the withdrawal is requested or withdraw the total value.

Election to withdraw shall be made in writing to us at our administrative office: Insurance Services, P.O. Box 758557, Topeka, KS 66675-8557. and should be accompanied by the Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open for trading. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values calculated after we receive the request. The Withdrawal Value attributable to the Subaccounts will be paid within seven days after the date we receive a written request at our administrative office provided, however, that we may suspend withdrawals or delay payment more than seven days:

•	during any period when the New York Stock Exchange is closed,

•	when trading is restricted or the SEC determines an emergency exists, or

•	as the SEC by order may permit.

Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See “Federal Tax Matters.”)

A participant in the Texas Optional Retirement Program (“ORP”) must obtain a certificate of termination from the participant’s employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

7. Death Benefit.

If the Annuitant dies during the Accumulation Period, prior to attaining age 75, we will pay to the designated Beneficiary the Contract Value less Debt as computed at the end of the Valuation Period next following our receipt of proof of death and the return of the Contract, or the total amount of Purchase Payments less Debt, whichever is greater. If a Contract has been subject to any partial withdrawal, the death benefit will be the greater of

•	the Contract Value less Debt, or

•	the total amount of Purchase Payments, minus both Debt and the aggregate dollar amount of all previous partial withdrawals.

If death occurs at age 75 or later, the death benefit is the Contract Value minus Debt.

You or the Beneficiary, as appropriate, may elect to have all or a part of the death proceeds paid to the Beneficiary under one of the Annuity Options described under “Annuity Options” below.

For Non-Qualified Contracts issued after January 19, 1985, if you are not the Annuitant and you die before the Annuitant, the death benefit will be paid to the designated Beneficiary. The available Annuity Options are limited by the Code, as described under “Annuity Options.” The death benefit is determined as stated above, except that your age at death is used in determining the amount payable. If the Beneficiary is your surviving spouse (under Federal law), the surviving spouse may elect to be treated as the successor Owner of the Contract and is not required to begin death benefit distribution. The issue age of the deceased Owner applies in computing the death benefit, payable at the death of a spouse who has elected to be treated as the successor Owner.

For Contracts issued after March 1, 1997 and before May 1, 2000 as Individual Retirement Annuities, Simplified Employee Pensions or Non-Qualified Contracts, the death benefit will be determined as follows. If death occurs prior to the deceased’s attainment of age 90, the death benefit will be the greater of:

•	the total amount of Purchase Payments minus Debt minus the aggregate amount of all previous partial withdrawals,

•	the Contract Value minus Debt, or

•

the greatest Anniversary Value immediately preceding the date of death, minus Debt. The greatest Anniversary Value is equal to the highest Anniversary Value determined from the following. An Anniversary Value is calculated for each Contract anniversary before the deceased’s 81st birthday. The Anniversary Value for a particular Contract anniversary is the Contract Value on that anniversary, plus the dollar amount of any Purchase Payments made since that anniversary minus any withdrawals since that anniversary. If death occurs on or after the deceased’s 90th birthday, the death benefit will be the Contract Value minus Debt and minus previous withdrawals.

If you purchased the Contract between March 1, 1997 and May 1, 2000 as an Individual Retirement Annuity, Simplified Employee Pension or Non-Qualified Contract, the following restrictions on investment options apply. Effective May 1, 2005, the following Subaccounts will no longer be available if you have not previously invested in the Subaccount: Invesco V.I. Financial Services, Invesco V.I. Global Health Care, Credit Suisse Trust International Equity Flex III, Franklin U.S. Government, Franklin Zero Coupon Fund 2010, JPMorgan Trust International Equity, Mutual Shares Securities, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer Main Street Small Cap, Oppenheimer Small- & Mid-Cap Growth Fund/VA, DWS Technology VIP and Templeton Developing Markets Subaccounts. (See “Change of Investments.”)

Guaranteed Minimum Death Benefit Rider.

The Guaranteed Minimum Death Benefit Rider (“GMDB”) is an optional Contract rider. You must elect GMDB on the initial Contract application. You cannot elect the GMDB rider after the date we issue the Contract. We reserve the right to offer the GMDB rider to outstanding Contracts, and we may discontinue the offering of the GMDB rider at any time. GMDB coverage may not be terminated. The current charge for the GMDB rider is 0.15% of the Contract Value. The GMDB rider may not be available in all states or through all distributors.

If you elect the GMDB rider, a death benefit will be paid to the designated Beneficiary upon the death of the Owner, or a joint Owner, during the Accumulation Period. If the Owner is not a natural person, we will pay the death benefit upon the death of any Annuitant. We will pay the death benefit to the Beneficiary when we receive due proof of death. We will then have no further obligation under the Contract.

We compute the death benefit at the end of the Valuation Period following our receipt of due proof of death and the return of this Contract. The proof may be a certified death certificate, the written statement of a physician or any other written proof satisfactory to us. The amount of the death benefit will be equal to the greater of items (1), (2) or (3) listed below, less Debt:

(1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

(2) the total amount of Purchase Payments less withdrawals accumulated at 5.00% per year to the earlier of your 85th birthday or date of death, increased by Purchase Payments made from your 85th birthday to the date of death and decreased by any adjustments for withdrawals from your 85th birthday to the date of death; or

(3) the greatest anniversary value immediately preceding the earlier of your 86th birthday or date of death, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract Year. The Dollar for Dollar Base is total premiums less withdrawals assessed a withdrawal charge and less any Withdrawal Charges. A proportionate reduction is applicable when the withdrawal and any Withdrawal Charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3), reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

(a) is the withdrawal plus any Withdrawal Charges reduced by any dollar for dollar reduction, and

(b) is the Contract Value reduced by any dollar for dollar reduction.

The death benefit may be paid in a lump sum. This sum may be deferred for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary’s life expectancy, or Annuity Option 2 or Annuity Option 3 with the guarantee period based upon the life expectancy of the Beneficiary as prescribed by federal regulations. The Beneficiary must make this choice within 60 days of the time we receive due proof of death, and distribution must commence within one year of the date of death. It may start later if permitted by federal regulations.

If the Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death.

If this Contract was issued as a Non-Qualified Plan Contract, an IRA or Roth IRA and your spouse (under Federal law) is the only primary Beneficiary when you die, your surviving spouse may elect to continue the Contract under one of three surviving spouse options.

Earnings Based Death Benefit Rider.

The Earnings Based Death Benefit rider (“EBDB”) is an optional Contract rider. The EBDB rider may be elected if the oldest Owner is 70 years old or younger at the time the Contract is issued. If you elect the EBDB rider, you must also elect the Guaranteed Minimum Death Benefit Rider (See “Guaranteed Minimum Death Benefit Rider.” above). You must elect GMDB on the initial Contract application. You cannot elect the EBDB rider after the date we issue the Contract. We reserve the right to offer the EBDB rider to outstanding Contracts, and we may discontinue the offering of the EBDB rider at any time. EBDB coverage may not be terminated. The current charge for the EBDB rider is 0.20% of the Contract Value. The EBDB rider may not be available in all states or through all distributors.

If elected, the death benefit will be as follows:

•	the Guaranteed Minimum Death Benefit (See “Guaranteed Minimum Death Benefit Rider” above); plus

•	the EBDB factor times the lesser of:

a.	remaining principal, or

b.	Contract Value minus remaining principal, but not less than zero.

The EBDB factor is 0.40 if death occurs prior to the 10th Contract anniversary, 0.50 if death occurs between the 10th and 15th Contract anniversaries and 0.70 if death occurs on or after the 15th Contract anniversary.

Remaining principal equals total Purchase Payments less the total principal withdrawn. The amount of total principal withdrawn is calculated by totaling the amount of principal withdrawn with each withdrawal. For any withdrawal, the amount of principal withdrawn is the amount by which the withdrawal exceeds the earnings in the Contract at the time of the withdrawal. Earnings, at any given time, is the amount by which the Contract Value exceeds the excess of total Purchase Payments over total withdrawals. Purchase Payments which we receive less than one year prior to death (other than the initial Purchase Payment) are not used in calculating the amount of remaining principal. For purposes of determining EBDB, earnings will not be less than zero.

The EBDB is calculated prior to the application of the Guaranteed Minimum Death Benefit.

8. Loans.

The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Internal Revenue Code (“Code”) or with a qualified plan under Code Section 401, may request a loan (if permitted by the Qualified Plan) any time during the Accumulation Period. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. In the case of loans made under Contracts which are subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), additional requirements and limitations will apply such as those under the terms of the plan, Department of Labor regulations and ERISA. Because the rules governing loans under Code Section 403(b) contracts and ERISA qualified plans are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply. For loans subject to ERISA, you also may wish to consult your plan administrator.

Federal tax law requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within five years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

Interest will be charged on your loan amount. If your Contract is not subject to ERISA, the interest rate is 5.50%. If your Contract is subject to ERISA, the interest rate is based on Moody’s Corporate Bond Yield Average-Monthly Average Corporates (rounded to the nearest 0.25%). While a loan is outstanding, the value securing the loan will earn interest at the daily equivalent of the annual loan interest rate reduced by not more than 2.5%.

If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the investment accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your Contract Value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your Contract Value will be greater than it would have been had no loan been outstanding.

CONTRACT CHARGES AND EXPENSES

We deduct the following charges and expenses:

•	mortality and expense risk charge,

•	administration charge,

•	records maintenance charge,

•	withdrawal charge,

•	premium tax, and

•	optional death benefit charges,

We may receive compensation from the investment advisers of the Funds for services related to the Funds. (See “The Funds.”)

Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.

We assess each Subaccount a daily asset charge for administration and mortality and expense risks at a rate of 1.30% per annum. Flexible Payment Contracts (no longer offered) have a daily asset charge of 1.0%. We may decrease these charges without notice, but will not exceed these amounts.

A. ASSET-BASED CHARGES AGAINST THE SEPARATE ACCOUNT.

1. Mortality Risk.

Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

Our mortality risk arises from two obligations. The first obligation we assume is to pay a guaranteed death benefit that may be greater than the Contract Value minus Debt. The second obligation we assume is to continue making annuity payments to each Annuitant for the entire life of the Annuitant under Annuity Options involving life contingencies. This assures each Annuitant that neither the Annuitant’s own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments received under a Contract and relieves the Annuitant from the risk of outliving the amounts accumulated for retirement.

2. Expense Risk.

We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs and costs of other services may exceed the Records Maintenance Charge or the amount recovered from the administrative cost portion of the daily asset charge.

3. Administration Charge.

The daily administration charge reimburses us for the expenses incurred for administering the Contracts, which include, among other things, responding to Owner inquiries, processing changes in Purchase Payment allocations and providing reports to Owners.

4. Guaranteed Minimum Death Benefit Rider Charge.

The annual charge for the Guaranteed Minimum Death Benefit rider is 0.15% of the Contract Value. For Purchase Payments allocated to the Fixed Account, the applicable credited rates will be reduced to reflect the relevant charge.

5. Earnings Based Death Benefit Rider Charge.

The annual charge for the Earnings Based Death Benefit rider is 0.20% of the Contract Value. For Purchase Payments allocated to the Fixed Account, the applicable credited rates will be reduced to reflect the relevant charge.

B. RECORDS MAINTENANCE CHARGE.

We assess a quarterly Records Maintenance Charge during the Accumulation Period against each Contract participating in one or more of the Subaccounts during the calendar quarter whether or not any Purchase Payments have been made during the year. The quarterly Records Maintenance Charge is:

•	$7.50 quarterly for Contracts with Contract Value under $25,000 on the date of assessment.

•	$3.75 quarterly for Contracts with Contract Value between $25,000 and $50,000 on the date of assessment.

•	No Records Maintenance Charge for Contracts with Contract Value of $50,000 or more on the date of assessment.

The record maintenance charge is not assessed during the Annuity Period.

The Records Maintenance Charge reimburses us for expenses incurred in establishing and maintaining the records relating to a Contract’s participation in the Separate Account. The Records Maintenance Charge is assessed at the end of each calendar quarter and constitutes a reduction in the net assets of each Subaccount.

At any time the Records Maintenance Charge is assessed, the applicable charge is assessed ratably against each Subaccount in which the Contract is participating and a number of Accumulation Units sufficient to equal the proper portion of the charge is redeemed from such Subaccount, or from the General Account Contract Value if necessary to meet the assessment.

C. WITHDRAWAL CHARGE.

We do not deduct a sales charge from any Purchase Payment. However, a Withdrawal Charge covers Contract sales expenses, including commissions and other distribution, promotion and acquisition expenses.

Each Contract Year, you may withdraw, without Withdrawal Charge, 10% of the Contract Value.

If you withdraw a larger amount, the excess Purchase Payments and interest attributed to the Purchase Payments withdrawn are subject to a Withdrawal Charge. The Withdrawal Charge applies in the first six Contribution Years following each Purchase Payment as follows:

Contribution Year	Withdrawal Charge
First	6%
Second	5%
Third	4%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh and following	0%

Purchase Payments are deemed surrendered in the order in which they were received.

When a withdrawal is requested, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge and the dollar amount sent to you.

Because Contribution Years are based on the date each Purchase Payment is made, you may be subject to a Withdrawal Charge even though the Contract may have been issued many years earlier. (For additional details, see “Withdrawals During the Accumulation Period.”) The aggregate Withdrawal Charges assessed will never exceed 7.25% of the aggregate Purchase Payments.

Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.

The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their sixth Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if you select

Annuity Options 2, 3 or 4 or if payments under Annuity Option 1 are scheduled to continue for at least five years. (See “The Annuity Period—Annuity Options” for a discussion of the Annuity Options available.)

We may reduce or eliminate the Withdrawal Charge if we anticipate that we will incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures. For Qualified Contracts, Withdrawal Charges will be waived if a Contract is surrendered in the sixth Contract Year or later when the Annuitant is at least 59 1/2 years old at the time of such surrender. No Withdrawal Charge applies to Contracts sold to officers, directors and employees of KILICO and DWS Variable Series II (formerly Scudder Variable Series II), DWS Variable Series II investment advisers and principal underwriter or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.

D. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES.

Each Portfolio’s net asset value reflects the deductions of investment management fees and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Further detail is provided in the attached prospectuses for the Portfolios and the Funds’ statements of additional information.

E. STATE PREMIUM TAXES.

Certain state and local governments impose a premium tax ranging from 0% to 3.50% of Purchase Payments. If we pay state premium taxes, we may charge the amount paid against Contract Value upon annuitization if not previously assessed. (See “Appendix—State Premium Tax Chart” in the Statement of Additional Information.)

F. REDUCTION OR ELIMINATION OF CERTAIN CHARGES.

Contracts may be available for purchase in certain group or sponsored arrangements that qualify for reductions or eliminations of certain charges, the time periods in which such charges apply, or both. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

In certain circumstances, the risk of adverse mortality and expense experience for Contracts purchased in certain group or sponsored arrangements may be reduced. Then, the daily asset charge for mortality and expense costs may likewise be reduced. The daily administration charge and the Records Maintenance Charge may also be reduced or eliminated if we anticipate lower administrative expenses. In certain other circumstances, sales expenses for Contracts purchased in certain group or sponsored arrangements may be reduced or eliminated and the applicable Withdrawal Charges may be reduced or eliminated.

In determining whether a group or sponsored arrangement qualifies for reduced or eliminated charges, we will consider among other factors:

•	the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

•	the total amount of Purchase Payments to be received and the method in which they will be remitted;

•	any prior or existing relationship with us;

•	the level of commission paid to selling broker-dealers;

•	the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced; and

•	the frequency of projected surrenders or distributions.

We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.

THE ANNUITY PERIOD

Contracts may be annuitized under one of several Annuity Options. Annuity payments will begin on the Annuity Date under the Annuity Option you select.

1. Annuity Payments.

Annuity payments are based on:

•	the annuity table specified in the Contract,

•	the selected Annuity Option, and

•	the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit’s value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. Annuity payments may be subject to a Withdrawal Charge. (For additional details, see “Withdrawal Charge.”)

2. Annuity Options.

You may elect one of the Annuity Options. You may decide at any time (subject to the provisions of any applicable retirement plan) to begin annuity payments. You may change an Annuity Option before the Annuity Date. For a Non-Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below with a ten (10) year period certain. For a Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in the form of a qualified joint and survivor annuity with a monthly income at two-thirds of the full amount payable during the lifetime of the surviving payee. Generally, annuity payments are made in monthly installments. However, we may make a lump sum payment if the net proceeds available to apply under an Annuity Option are less than $2,000. In addition, if the first monthly payment is less than $25, we may change the frequency of payments to quarterly, semiannual or annual intervals so that the initial payment is at least $25.

The amount of periodic annuity payments may depend upon:

•	the Annuity Option selected;

•	the age and sex of the payee; and

•	the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

For example:

•	If Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

•	If Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

•	If Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income Option were selected.

•	If Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.

The age of the payee also influences the amount of periodic annuity payments because an older payee is expected to have a shorter life span, resulting in larger payments. The sex of the payee influences the amount of periodic payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely the payee will receive a higher periodic payment.

If you die before the Annuity Date, available Annuity Options are limited. The Annuity Options available are:

•	Option 2, or

•

Option 1 or 3 with a specified period or certain period no longer than the life expectancy of the Beneficiary. The life expectancy of the Beneficiary must be at least five years from your death to elect these options.

The death benefit distribution must begin no later than one year from your death, unless a later date is permitted by federal regulation.

If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death.

Option 1—Income for Specified Period.

Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the payee’s death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the daily mortality and expense risk and administration charges.

Payees may elect to cancel all or part of the remaining payments due under Option 1. We then pay the discounted value of the remaining payments.

If your Contract is a Qualified Contract, this option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Option 2—Life Income.

Option 2 provides for an annuity payable monthly over the lifetime of the payee. If Option 2 is elected, annuity payments terminate automatically and immediately on the payee’s death without regard to the number or total amount of payments made. Thus, it is possible for a payee to receive only one payment if death occurred prior to the date the second payment was due.

Option 3—Life Income with Installments Guaranteed.

Option 3 provides an annuity payable monthly during the payee’s lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.

Option 4—Joint and Survivor Annuity.

Option 4 provides an annuity payable monthly while both payees are living. Upon either payee’s death, the monthly income payable continues over the life of the surviving payee at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving payee’s death without regard to the number or total amount of payments received.

3. Allocation of Annuity.

You may elect to have payments made on a fixed or variable basis, or a combination of both. You may exercise the transfer privilege during the Accumulation Period to arrange for variable or fixed annuitization. Any General Account Contract Value will be annuitized on a fixed basis. Any Separate Account Contract Value will be annuitized on a variable basis. Transfers during the Annuity Period are permitted subject to certain limitations.

4. Transfers During the Annuity Period.

During the Annuity Period, the payee may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:

•	Transfers among Subaccounts are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

•	All interest in a Subaccount must be transferred.

•	If we receive notice of transfer to a Subaccount more than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.

•	If we receive notice of transfer to a Subaccount less than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.

•	Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least 30 days prior to the anniversary.

A Subaccount’s Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

5. Annuity Unit Value.

Annuity Unit value is determined independently for each Subaccount.

Annuity Unit value for any Valuation Period is:

•	Annuity Unit value for the preceding Valuation Period, times

•	the net investment factor for the current Valuation Period, times

•	an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract’s annuity tables.

The net investment factor for a Subaccount for any Valuation Period is:

•	the Subaccount’s Accumulation Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved, divided by

•	the Subaccount’s Accumulation Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6. First Periodic Payment Under Variable Annuity.

When annuity payments begin, the value of the Contract interest is:

•	Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due, times

•	the number of Accumulation Units credited at the end of the Valuation Period, minus

•	premium taxes and Withdrawal Charges.

The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.

A 2.5% per annum rate of investment earnings is assumed by the Contract’s annuity tables. If the actual net investment earnings rate exceeds 2.50% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.50% per annum, annuity payments decrease.

7. Subsequent Periodic Payments Under a Variable Annuity.

Later annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.

8. Fixed Annuity Payments.

Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.

9. Death Proceeds.

If the payee dies after the Annuity Date while the Contract is in force, the death proceeds, if any, depend upon the form of annuity payment in effect at the time of death. (See “Annuity Options.”)

FEDERAL TAX MATTERS

A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or of any transaction involving a Contract.

B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a “regulated investment company”. Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

C. TAXATION OF ANNUITIES IN GENERAL

1. Tax Deferral During Accumulation Period

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

•	the Contract must be owned by an individual,

•	Separate Account investments must be “adequately diversified”,

•	we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes,

•	annuity payments must appropriately amortize Purchase Payments and Contract earnings, and

•	required distributions upon death.

Non-Natural Owner. As a general rule, deferred annuity contracts held by “non-natural persons”, such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

•	certain Contracts acquired by a decedent’s estate due to the death of the decedent,

•	certain Qualified Contracts,

•	certain Contracts used with structured settlement agreements, and

•	certain Contracts purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be “adequately diversified”. The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the contract value and the purchase payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered “adequately diversified.”

Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. Then, income and gains from separate account assets are includible in the owner’s gross income. The Internal Revenue Service (“IRS”), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. In Revenue Ruling 2003-91, the IRS described the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner’s right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

We do not know what limits may be set forth in any future guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that such efforts would be successful.

Required Distribution. In order to be treated as an annuity contract for federal income tax purposes, the Contract must provide that:

(a)	if an Owner dies on or after the annuity starting date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and

(b)	if an Owner dies prior to the annuity starting date, the entire interest in the Contract must be distributed within five years after the date of the Owner’s death.

The requirements of (b) above will be considered satisfied with respect to any portion of the Owner’s interest which is payable to or for the benefit of a “designated beneficiary” who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that Owner’s death. If the Owner’s “designated beneficiary” is the surviving spouse of the Owner, however, the contract may be continued with the surviving spouse as the new Owner. The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

Nonqualified Contracts issued after January 18, 1985 contain provisions which are intended to comply with these death distribution requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with these requirements when clarified by regulation or otherwise.

Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, e.g., past age 85, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the owner of Separate Account assets.

2. Taxation of Partial and Full Withdrawals

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the “investment in the contract.” This amount is referred to as the “income on the contract.” Full withdrawals are also includible in income to the extent they exceed the “investment in the contract.” Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee’s investment in the contract is increased to reflect the increase in your income.

The Contract’s optional death benefits, if elected, may exceed Purchase Payments or Contract Value. As described in the Prospectus, we impose certain charges with respect to these death benefits. It is possible that those charges (or some portion) could be treated as a partial withdrawal.

If the Contract includes the Guaranteed Retirement Income Benefit rider (the “GRIB rider”), and the Guaranteed Retirement Income Benefit Base is greater than the Contract Value, it is possible that the income on the contract could be a greater amount than would otherwise be the case. This could result in a larger amount being included in your income in connection with a partial withdrawal, assignment, pledge or other transfer.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3. Taxation of Annuity Payments

Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the “investment in the contract” allocated to the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to the expected value of the fixed annuity payments.

Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the annuitant in the last taxable year.

With respect to a Contract issued with the GRIB rider, the Annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Contract, the Company will treat a portion of such lump sum payment as includible in income, and will determine the taxable portion of subsequent annuity payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible that the IRS could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

4. Taxation of Death Benefits

Amounts may be distributed upon your or the Annuitant’s death. Before the Annuity Date, death benefits are includible in income and:

•	if distributed in a lump sum are taxed like a full withdrawal, or

•	if distributed under an Annuity Option are taxed like annuity payments.

After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows:

•	if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the contract, or

•	if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

Thereafter, all annuity payments are fully includible in income.

5. Penalty Tax on Premature Distributions

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

•	received on or after you reach age 59 1 /2,

•	received due to your disability,

•	made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant’s death,

•

made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated beneficiary (within the meaning of the tax law),

•

made under a Contract purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually, or

•	made with annuities used with certain structured settlement agreements.

Other exceptions may apply.

6. Aggregation of Contracts

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. In addition, if you purchase two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. Assignment or Pledges

A transfer of ownership of a Non-Qualified Contract, a pledge of any interest in a Non-Qualified Contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the Non-Qualified Contract may result in taxable income. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

8. Exchange of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

9. Loss of Interest Deduction Where Contracts Are Held by or for the Benefit of Certain Non-Natural Persons

For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D. QUALIFIED PLANS

The Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code (“Qualified Plans”). Such Contracts are referred to as “Qualified Contracts.” Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. Persons intending to use the Contract in connection with qualified plans should consult a tax adviser.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract’s features other than tax deferral, including the availability of lifetime annuity payments and death benefit protection.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no “investment in the contract” and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If this Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant’s spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 70 1 /2, and for other Qualified Plans, the later of age 70 1/2 or retirement. Roth IRAs, however, do not require distributions before death. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefit under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

If you purchased a Qualified Contract with a GRIB rider and elect to receive a lump sum payment of a portion of the annuity income payments, it is possible that the remaining annuity income payments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB rider.

A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

•	received after you reach age 59 1 /2,

•	received after your death or because of your disability, or

•

made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.

Qualified Contracts are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. Qualified Plan Types

We may issue Contracts for the following types of Qualified Plans.

Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an “IRA.” IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be “rolled over” on a tax-deferred basis into an IRA. The Contract may not fund a “Coverdell Education Savings Account” (formerly known as an “Education IRA”).

Simplified Employee Pensions (SEP IRAs). The Code allows employers to establish simplified employee pension plans, using the employees’ IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAs. The Code permits certain small employers to establish “SIMPLE retirement accounts,” including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

Roth IRAs. The Code permits contributions to an IRA known as a “Roth IRA.” Roth IRAs differ from other IRAs in certain respects, including:

•	Roth IRA contributions are never deductible,

•	“qualified distributions” from a Roth IRA are excludable from income,

•	mandatory distribution rules do not apply before death,

•	a rollover to a Roth IRA must be a “qualified rollover contribution,” under the Code,

•	special eligibility requirements apply, and

•	contributions to a Roth IRA can be made after the Owner has reached age 70 1 /2.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. A special rule permits taxation of Roth IRA conversions made during the 2010 tax year to be split between 2011 and 2012.

Any “qualified distribution”, as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. These annuity contracts are commonly referred to as “tax-sheltered annuities”. If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides optional death benefits that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value (See “8. Guaranteed Minimum Death Benefit” and “9. Earnings Based Death Benefit”). It is possible that such death benefits could be characterized as incidental death benefits. If the death benefit were so characterized, this could result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

•	contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

•	earnings on those contributions, and

•	earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1 /2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer’s Section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements before we process your request.

In light of the limitations in the new income tax regulations, the Company will require appropriate written documentation (i.e. information sharing agreements) in order to accept rollovers, transfers, or exchanges into a section 403(b) annuity contract. Before making a rollover, transfer, or exchange to another section 403(b) contract, you should consult your tax adviser about the tax consequences to you.

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

Corporate Pension and Profit-Sharing Plans. Section 401(a) of the Code allows corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract.

The Contract includes optional death benefits that in some cases may exceed the greater of the Purchase Payments or the Contract Value. These death benefits could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, and its value may need to be considered in calculating minimum required distributions, an employer using the Contract in connection with such a plan should consult its tax adviser.

2. Direct Rollovers

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any “eligible rollover distribution” from the Contract will be subject to “direct rollover” and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

•	minimum distributions required under Section 401(a)(9) of the Code, and

•	certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments.”

Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the payee elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the payee notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

F. OTHER TAX ISSUES

Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-skipping transfer tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

Estate, Gift and Generation-Skipping Transfer Taxes in 2010. In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

Annuity purchases by residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

DISTRIBUTION OF CONTRACTS

We entered into a principal underwriting agreement with Investors Brokerage Services, Inc. (“IBS”), 1707 North Randall Road, Suite 310, Elgin, Illinois 60123-9409, for sale of the Contracts. IBS is a wholly-owed subsidiary of Protective Life Insurance Company. IBS is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the Financial Industry Regulatory Authority (“FINRA”).

IBS entered into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options may not be available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IBS authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different contract features, charges and investment options.

VOTING RIGHTS

Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders’ meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Owners have voting rights in a Fund or Portfolio based upon the Owner’s proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the payee entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants’ voting rights decrease as Annuity Units decrease.

REPORTS TO CONTRACT OWNERS AND INQUIRIES

Each calendar quarter we send you a statement showing amounts credited to each Subaccount and to the Fixed Account Option. It also shows the interest rate(s) that we are crediting upon amounts held in the Fixed Account Option. In addition, if you transfer amounts among the investment options or make additional payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds or Portfolios that underlie the Subaccounts in which you invest and a list of the securities held by that Fund or Portfolio. Read all reports carefully. If you find any errors, please contact us promptly to correct them.

You will have access to Contract information through the Interactive Voice Response System (IVR) at (888) 477-9700. You will also be able to access your account information from the website at www.insuranceserviceonline.com.

You may direct inquiries to the selling agent or may call (800) 457-9047 or write to Insurance Services, P.O. Box 758557, Topeka, KS 66675-8557.

DOLLAR COST AVERAGING

Under our Dollar Cost Averaging program, a predesignated portion of any Subaccount or the Fixed Account is automatically transferred on a monthly, quarterly, semi-annual or annual basis for a specified duration to other Subaccounts and the Fixed Account.

The theory of a DCA program is that by investing at regular and level increments over time, you will be able to purchase more Accumulation Units when the Accumulation Unit value is relatively low and less Accumulation units when the Accumulation Unit value is relatively high. DCA generally helps reduce the risk of purchasing Accumulation Units when market prices are high and selling when market prices are low. However, participation in the DCA program does not assure you of greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount (other than a Subaccount which maintains a stable net asset value), are less likely to produce the desired effect of the DCA program and may have the effect of reducing the average price of the Subaccount shares being redeemed.

The Owner may select any day of the month except for the 29th, 30th or 31st for the DCA transfers to occur. The Dollar Cost Averaging program is available only during the Accumulation Period. You may enroll any time by completing our Dollar Cost Averaging form. We must receive the enrollment form at least five business days before the transfer date.

The minimum transfer amount is $100 per Subaccount or Fixed Account. At the time Dollar Cost Averaging is elected, the total Contract Value in the Subaccount or Fixed Account from which transfers will be made must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

Dollar Cost Averaging ends if:

•	the number of designated monthly transfers has been completed,

•	Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred,

•	we receive your written termination at least five business days before the next transfer date, or

•	the Contract is surrendered or annuitized.

If the General Account balance is at least $10,000, you may elect automatic monthly or calendar quarter transfers of interest accrued in the General Account to one or more of the Subaccounts. Transfers are made within five business days of the end of the month or calendar quarter, as applicable. We must receive the enrollment form at least ten days before the end of the month or calendar quarter, as applicable.

SYSTEMATIC WITHDRAWAL PLAN

We offer a Systematic Withdrawal Plan (“SWP”) allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from the Fixed Account or from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a minimum $100 periodic payment. If the amounts distributed under the SWP exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days’ notice if we amend the SWP. The SWP may be terminated at any time by you or us.

DISCONTINUED ASSET ALLOCATION SERVICE

Effective March 31, 2008, the discretionary asset allocation service under the Managed Investment Advisory Account (“MIAA”) program provided by PMG Asset Management, Inc. (“PMG”), a registered investment adviser with the SEC, has been discontinued. After March 31, 2008, the asset allocation models available in the MIAA program are no longer updated and no additional MIAA program fees are deducted from any variable annuity contracts.

PROVISIONS OF PRIOR CONTRACTS

Certain provisions of the Contract became effective upon the later of June 1, 1993 or the date of state approval. Please consult your Contract for its specific provisions. If the provisions are not yet approved in your state, you will receive an earlier version of the Contract and the following provisions will apply:

Fixed Accumulation Options. Fixed accumulations and benefits under the prior contracts are provided in two Fixed Accumulation Options of the General Account. Any portion of the purchase payment allocated to a Fixed Accumulation Option is credited with interest daily at a rate declared by us in our sole discretion, but not less than 4%.

Transfers During The Accumulation Period. During the Accumulation Period, you may transfer the General Account II Contract value minus 125% of Debt twice during the Contract Year to one or more Subaccounts or to General Account I in the thirty day period following the anniversary of a Contract year or the thirty day period following the date of the confirmation statement provided for the period through the anniversary date, if later.

Withdrawals During The Accumulation Period. You may request a partial withdrawal subject to the following conditions:

•	The amount requested must be at least $500 or your entire interest in the Subaccount, General Account I or General Account II from which withdrawal is requested.

•	Your Contract interest in the Subaccount, General Account I or General Account II from which the withdrawal is requested must be at least $500 after the withdrawal is completed.

Loans. For non-ERISA loans under Section 403(b), the loan interest rate is 6%. While the loan is outstanding, the portion of the General Account Contract Value that equals the debt will earn interest at a rate 2% less than loan rate.

Records Maintenance Charge. We will assess an annual Records Maintenance Charge of $25 during the Accumulation Period against each Contract which has participated in one or more of the Subaccounts during the calendar year whether or not any purchase payments have been made during the year. The imposition of the Records Maintenance Charge will be made on December 31st of each year.

Annuity Unit Value and First Periodic Payment. For purposes of determining the value of an Annuity Unit and the amount of the first annuity payment, the assumed interest rate is 4%, which is also reflected in the annuity tables contained in the Contracts.

LEGAL PROCEEDINGS

There are no material legal proceedings pending to which the Separate Account, KILICO or IBS is a party.

TABLE OF CONTENTS—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, Table of Contents is: Services to the Separate Account; State Regulation; Condensed Financial Information; Experts; Financial Statements; Report of Independent Registered Public Accounting Firm; Financial Statements of Separate Account; Report of Independent Registered Public Accounting Firm; Financial Statements of Kemper Investors Life Insurance Company; Appendix A State Premium Tax Chart; and Appendix B Condensed Financial Information. The Statement of Additional Information should be read in conjunction with this Prospectus.

FINANCIAL STATEMENTS

The financial statements of KILICO and the Separate Account are set forth in the Statement of Additional Information. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contracts. The Contracts are not entitled to participate in our earnings, dividends or surplus.

CONTRACTS ISSUED MAY 1, 2001 THROUGH FEBRUARY 18, 2002

Guaranteed Retirement Income Benefit: General

The Guaranteed Retirement Income Benefit (“GRIB”) was an optional Contract benefit available under Contracts issued on or after May 1, 2001 and before February 19, 2002. GRIB is not offered on Contracts issued on or after February 19, 2002. We reserve the right to begin offering GRIB at any time.

GRIB provides a guaranteed amount of annuity payments for the lifetime of the Annuitant or for a period certain upon annuitization as described below. GRIB may be exercised only within thirty days after a Contract anniversary after the end of your seven or ten year waiting period or after any subsequent Contract anniversary date. The waiting period may not extend beyond the Annuity Date.

If you elected the GRIB rider, the charge is 0.40% and 0.30% of the Contract Value, respectively, for the seven and ten year waiting periods. The GRIB rider charge is in addition to the Contract charges and expenses appearing in the “Summary of Expenses”. Within 30 days after the second Contract anniversary or any Contract anniversary thereafter, you are permitted to replace your existing GRIB rider with any GRIB rider, if any, then currently being offered by us. The new GRIB benefit and waiting period will begin on the day you elect to replace the existing GRIB rider. You may cancel the GRIB rider at any time by written notice to us. Once cancelled, GRIB may not be elected again. Since any guaranteed benefits under GRIB will be lost, you should carefully consider your decision to cancel GRIB.

GRIB only applies to the determination of income payments upon annuitization in the circumstances described in this section of the Prospectus. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders, or death benefits. If you surrender your Contract, you will not receive any benefit under GRIB.

Annuity Payments with GRIB

Annuity payments are based on the greater of:

(1) the income provided by applying the GRIB base to the guaranteed annuity factors, or

(2) the income provided by applying the Contract Value to the current annuity factors.

The GRIB base is the greater of (1), (2) or (3) listed below, less Debt:

(1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

(2) the total amount of Purchase Payments less adjustments for withdrawals accumulated at 5.00% per year to the earlier of the original Annuitant’s 85th birthday or the GRIB exercise date, increased by Purchase Payments made from the 85th birthday to the GRIB exercise date and decreased by any adjustments for withdrawals from the 85th birthday to the GRIB exercise date; or

(3) the greatest anniversary value immediately preceding the earlier of the original Annuitant’s 86th birthday or the GRIB exercise date, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

For joint annuitants, the age of the older of the original two Annuitants will be used for purposes of (2) and (3) above.

An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract Year. The Dollar for Dollar Base is total premiums less withdrawals assessed a Withdrawal Charge and less any Withdrawal Charges. A proportionate reduction is applicable when the withdrawal and any Withdrawal Charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3) above, reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

(a) is the withdrawal plus any Withdrawal Charges reduced by any dollar for dollar reduction, and

(b) is the Contract Value, adjusted by any Market Value Adjustment, reduced by any dollar for dollar reduction.

The guaranteed annuity factors are based on the “1983 Table a” individual Annuity mortality table developed by the Society of Actuaries, projected using Projection Scale G, with interest at 2.5%. However, for GRIB elections, interest at 3.00% is assumed for all years. Contracts issued in the state of Montana or in connection with certain employer sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.

Since GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.

GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, using the joint ages of the Annuitants.

If you elect GRIB payable for the life of a single Annuitant, we will guarantee payment for a period certain of 5, 10, 15, or 20 years. If you elect GRIB payable for the lifetimes of two Annuitants, the period certain is 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years.

When the Annuitant dies, (or in the case of joint annuitants, when both, have died) we will automatically continue any unpaid installments for the remainder of the elected period certain. However, if the Beneficiary so elects, we will pay a commuted value of the remaining payments. In determining the commuted value, the present value of the remaining payments in the period certain will be calculated based on the applicable interest rate plus an interest rate adjustment factor. The interest rate adjustment factor is equal to the following:

Number of years remaining in the period certain	Interest rate Adjustment
15 or more years	1.00%
10 or more but less than 15 years	1.50%
less than 10 years	2.00%

The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following our receipt of due proof of death.

GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.

Commutable Annuity Payments

•	If you exercise the GRIB option, you may elect partial lump sum payments during the Annuity Period.

•

Lump sum payments are available only during the period certain applicable under the payout option you elected; for example, lump sum payments can be elected only during the 5, 10, 15, 20 or 25 year certain period that applies to the payout.

•	Lump sum payments are available once in each Contract Year and may not be elected until one year after you elect to exercise GRIB.

•

You may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the payee will begin receiving the original annuitization payment amount again.

•

Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.

•

In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate of 3% plus an interest rate adjustment. The interest rate adjustment is equal to the following:

Number of years remaining in the period certain	Interest rate Adjustment
15 or more years	1.00%
10 or more but less than 15 years	1.50%
Less than 10 years	2.00%

The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following our receipt of your request for commutation.

APPENDIX

KEMPER INVESTORS LIFE INSURANCE COMPANY DEFERRED FIXED

AND VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA

DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities (IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Kemper Investors Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, Individual Retirement Arrangements (IRAs).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from Federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, write Insurance Services, P.O. Box 758557, Topeka KS 66675-8557, or call (800) 457-9047. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

2. The Contract must be nontransferable by the owner.

3. The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70   1/2 (the required beginning date) (see “Required Distributions”). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1 /2), and the incidental death benefit requirements of Section 401(a) of the Code, do not apply to Roth IRAs.

If you die on or after the date required minimum distributions under Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see “Rollovers and Direct Transfers”), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAs AND SIMPLE IRAs

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as “qualified employee benefit plans”). Tax-free rollovers can be made from a SIMPLE IRA or to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAs

1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catch-up” contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $4,000 for 2007 and $5,000 for 2008. After 2008, the limit is indexed annually in $500 increments, except as otherwise provided by law. An individual who has attained age 50 may make additional “catch-up” IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 for 2007 and thereafter, except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse’s IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $9,000 for 2007 ($4,000 annual contribution for each individual, plus $500 for each individual if the individual has attained age 50).

3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

a. The maximum annual contribution, or

b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses’ IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If either you or your spouse is an active participants in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

Joint Returns

Taxable year beginning in:	Phase-out range
2007 and thereafter	$80,000–$100,000

Single Taxpayers

Taxable year beginning in:	Phase-out range
2007 and thereafter	$50,000–$60,000

The phase-out range for married individuals filing separately is $0–$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $150,000 and $160,000.

To designate a contribution as nondeductible, you must file IRS Form 8606, Nondeductible IRAs. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1 /2 or thereafter.

7. For tax years beginning before January 1, 2007, a taxpayer may qualify for a tax credit for contributions to an IRA, depending on the taxpayer’s adjusted gross income.

E. SEP IRAs

1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $15,000 (indexed for cost-of-living increases) or 100% of compensation.

2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAs

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $10,500 for 2007, indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $200,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.

3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1 /2 (your 70 1 /2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1 /2 until April 1 of the following year (i.e., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1 /2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAs

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a “qualified distribution,” as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of a Roth IRA owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAs

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1 /2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the “contribution limit”) generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catch-up” contributions for certain individuals age 50 and older (as discussed in section D, above).

The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

(a) the excess of (i) your adjusted gross income for the taxable year, over (ii) the “applicable dollar amount,” bears to

(b) $15,000 (or $10,000 if you are married).

For this purpose, “adjusted gross income” is determined under the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the “applicable dollar amount” is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

A “qualified rollover contribution” (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAs

1. Rollovers and Transfers—A rollover may be made to a Roth IRA only if it is a “qualified rollover contribution.” A “qualified rollover contribution” is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. Taxation of Rollovers and Transfers to Roth IRAs—A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply.

3. Transfers of Excess IRA Contributions to Roth IRAs—If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. Taxation of Conversions of IRAs to Roth IRAs—All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA’s value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF “NONQUALIFIED DISTRIBUTIONS”). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. Separate Roth IRAs—Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAs

1. Qualified Distributions—Any “qualified distribution” from a Roth IRA is excludible from gross income. A “qualified distribution” is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a “qualified special purpose distribution” (i.e., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. Nonqualified Distributions—A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1 /2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1 /2. However, the tax on premature distributions does not apply generally:

1. To amounts that are rolled over or transferred tax free;

2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60
2		65
3		70
4
5

*	Includes applicable withdrawal charges as described in Item T below.

2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60
2		65
3		70
4
5

*	Includes applicable withdrawal charges as described in Item T below.

T. FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)

1. We deduct a daily charge from your Separate Account Contract Value equal to 1.50%, on an annual basis, of Separate Account Contract Value. May vary if optional riders are elected.

2. A maximum annual records maintenance charge of $30.00 will be assessed ratably each quarter against the Separate Account value, if you have participated in a Subaccount during the year. If insufficient values are in the Subaccounts when the charge is assessed, the charge will be assessed against General Account value.

3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the purchase payments (in a given contract year) were received by KILICO; under one year, 6%; over one to two years, 5%; over two to three years, 4%; over three to four years, 3%; over four to five years, 2%; over five to six years, 1%; sixth year and thereafter, 0%.

4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading “Accumulation Unit Value.”

5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$1,000	14	$17,371	27	$41,703	40	$77,436
2	2,000	15	18,929	28	43,991	41	80,796
3	3,038	16	20,534	29	46,348	42	84,256
4	4,130	17	22,187	30	48,775	43	87,821
5	5,264	18	23,889	31	51,275	44	91,492
6	6,442	19	25,643	32	53,850	45	95,274
7	7,665	20	27,449	33	56,503	46	99,169
8	8,932	21	29,309	34	59,235	47	103,181
9	10,236	22	31,225	35	62,048	48	107,313
10	11,580	23	33,199	36	64,947	49	111,569
11	12,965	24	35,232	37	67,932	50	115,953
12	14,390	25	37,326	38	71,007
13	15,859	26	39,482	39	74,174

*	Includes applicable withdrawal charges.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$1,000	14	$1,513	27	$2,221	40	$3,262
2	1,013	15	1,558	28	2,288	41	3,360
3	1,053	16	1,605	29	2,357	42	3,461
4	1,095	17	1,653	30	2,427	43	3,565
5	1,138	18	1,702	31	2,500	44	3,671
6	1,183	19	1,754	32	2,575	45	3,782
7	1,230	20	1,806	33	2,652	46	3,895
8	1,267	21	1,860	34	2,732	47	4,012
9	1,305	22	1,916	35	2,814	48	4,132
10	1,344	23	1,974	36	2,898	49	4,256
11	1,384	24	2,033	37	2,985	50	4,384
12	1,426	25	2,094	38	3,075
13	1,469	26	2,157	39	3,167

*	Includes applicable withdrawal charges.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

PERIODIC PAYMENT

VARIABLE ANNUITY CONTRACTS

KEMPER ADVANTAGE III

Issued By

KEMPER INVESTORS LIFE INSURANCE COMPANY

in Connection With

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

HOME OFFICE: 1400 American Lane, Schaumburg, Illinois 60196

(847) 605-6120

This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2010. The Prospectus may be obtained from Kemper Investors Life Insurance Company by writing to us c/o Protective Life Insurance Company at 1707 North Randall Road, Suite 310, Elgin, Illinois 60123-9409, or calling 1-888-477-9700.

SERVICES TO THE SEPARATE ACCOUNT

Recordkeeper and Independent Registered Public Accounting Firm for the KILICO Variable Annuity Separate Account

Kemper Investors Life Insurance Company (“KILICO”) maintains the books and records of the KILICO Variable Annuity Separate Account (the “Separate Account”). KILICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of KILICO. KILICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance charge (as described in the Prospectus) are borne by KILICO.

Effective September 3, 2003, KILICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Chase Insurance Life and Annuity Company (“CILAAC”) (formerly Federal Kemper Life Assurance Company). In a contemporaneous transaction, CILAAC and KILICO entered into a coinsurance agreement under which CILAAC administers and 100% reinsures certain lines of business currently underwritten by KILICO, including the Contracts. The coinsurance agreement does not change KILICO’s obligations to Contractholders under the Contracts and does not create any obligations for CILAAC to Contractholders under the Contracts.

On July 3, 2006, Protective Life Insurance Company (“Protective Life”) of Birmingham, Alabama, acquired CILAAC. Protective Life reinsured 100% of the variable annuity business of CILAAC, including the Contract and certain other registered variable annuity contracts that are funded through the Separate Account, to Commonwealth Annuity and Life Insurance Company, a subsidiary of The Goldman Sachs Group, Inc., formerly known as Allmerica Financial Life Insurance and Annuity Company. On April 1, 2007, CILAAC merged into and with Protective Life. On the date of the merger, Protective Life acquired from CILAAC all of CILAAC’s assets and became directly liable for CILAAC’s liabilities and obligations including the Contracts (underwritten by KILICO) then outstanding. Protective Life is responsible for administration of the Contracts.

The issuer, benefits and provisions of the Contract were not changed by any of the transactions described above.

The independent registered public accounting firm for the Separate Account is PricewaterhouseCoopers LLP, Birmingham AL 2007, for the year ended December 31, 2009 and 2008 and Chicago, Illinois, for the year ended December 31, 2007. PricewaterhouseCoopers LLP performed the annual audit of the financial statements of the Separate Account and KILICO for the years ended December 31, 2009, 2008 and 2007.

The Contracts are no longer available for sale. The Contracts were sold by licensed insurance agents, where the Contracts could be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). The Contracts are distributed through the principal underwriter for the Separate Account, Investors Brokerage Services, Inc. (“IBS”), which entered into selling group agreements with affiliated and unaffiliated broker-dealers. Subject to the provisions of the Contracts, units of the Subaccounts under the Contract are offered on a continuous basis.

KILICO pays commissions to the selling broker-dealer which may vary but are not anticipated to exceed in the aggregate an amount equal to (6.25%) of Purchase Payments. During 2009, 2008 and 2007 KILICO incurred gross commissions payable of approximately $6.2, $3.2 and $5.1 million, respectively, to licensed insurance agents.

STATE REGULATION

KILICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. KILICO’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, KILICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

2

CONDENSED FINANCIAL INFORMATION

The tables in Appendix B list the Condensed Financial Information (the accumulation unit values for accumulation unit outstanding) for Contracts with optional benefits yielding variable account charges that fall between the highest and lowest variable account charges possible under the Contract as of December 31, 2009. Tables that represent the maximum and minimum variable account charges possible under the Contract appear in the Prospectus.

EXPERTS

The statutory financial statements and schedules of Kemper Investors Life Insurance Company (the “Company”) as of December 31, 2009 and 2008 and for each of the three years ended December 31, 2009 (prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations - Division of Insurance), the U.S. GAAP financial statements of Kemper Investors Life Insurance Company as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007, and the U.S. GAAP statement of assets, liabilities, and contract owners’ equity of KILICO Variable Annuity Separate Account as of December 31, 2009 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended included in this Statement of Additional Information, have been so included in reliance on the reports (which contain explanatory paragraphs relating to the Company’s use of a permitted practice as described in Note 2 and significant related party transactions as described in the notes to the statutory financial statements and schedules) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for KILICO and the Separate Account. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends, or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also reflect assets attributable to other variable annuity contracts offered by KILICO through the Separate Account.

3

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

OF KEMPER INVESTORS LIFE INSURANCE COMPANY

REPORT ON AUDIT OF FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2009

Kemper Investors Life Insurance Company

KILICO Variable Annuity Separate Account

[Letterhead of PricewaterhouseCoopers LLP]

Report of Independent Registered Public Accounting Firm

To the Contract Owners of the KILICO Variable Annuity Separate Account of Kemper Investors Life Insurance Company and the Board of Directors of Kemper Investors Life Insurance Company

In our opinion, the accompanying Statement of Assets, Liabilities and Contract Owners’ Equity and the related Statement of Operations and of Changes in Contract Owners’ Equity and the financial highlights present fairly, in all material respects, the financial position of the subaccounts (which are as follows: AIM V.I. Financial Services Fund, AIM V.I. Global Health Care, AIM V.I. Global Real Estate, AIM V.I. Utilities, Alger Balanced, Alger Capital Appreciation, Alger Large Cap Growth, Alger Mid Cap Growth, Alger Small Cap Growth, American Century VP Income & Growth, American Century VP Value, Credit Suisse Trust International Equity Flex II, Credit Suisse Trust International Equity Flex III, Dreyfus I.P. MidCap Stock, Dreyfus Socially Responsible Growth, DWS Bond VIP, DWS Capital Growth VIP, DWS Global Opportunities VIP, DWS Growth & Income VIP, DWS Health Care VIP, DWS International VIP, DWS Balanced VIP, DWS Blue Chip VIP, DWS Core Fixed Income VIP, DWS Davis Venture Value VIP, DWS Diversified International Equity VIP, DWS Dreman Small Mid Cap Value VIP, DWS Global Thematic VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, DWS Janus Growth & Income VIP, DWS Large Cap Value VIP, DWS Mid Cap Growth VIP, DWS Money Market VIP, DWS Small Cap Growth VIP, DWS Strategic Income VIP, DWS Strategic Value VIP, DWS Technology VIP, DWS Turner Mid-Cap Growth VIP, DWS Equity 500 Index VIP, DWS RREEF Real Estate Securities VIP, Fidelity VIP Asset Manager, Fidelity VIP Contrafund, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP Index 500, Franklin Rising Dividends Securities, Franklin Small Cap Value Securities, Franklin Strategic Income Securities, Franklin U.S. Government, Franklin Zero Coupon 2010, Mutual Global Discovery Securities, Mutual Shares Securities, Templeton Developing Markets Securities, ING Global Resources Trust, ING JPMorgan Emerging Markets Equity, Janus Aspen Balanced, Janus Aspen Enterprise, Janus Aspen Forty, Janus Aspen Janus, Janus Aspen Perkins Mid Cap Value, Janus Aspen Perkins Small Company Value, Janus Aspen Worldwide, JPMorgan Insurance Trust Balanced, JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Diversified Mid Cap Growth, JPMorgan Insurance Trust Equity Index, JPMorgan Insurance Trust Government Bond, JPMorgan Insurance Trust International Equity, JPMorgan Insurance Trust Intrepid Growth, JPMorgan Insurance Trust Intrepid Mid Cap, JPMorgan Insurance Trust Mid Cap Value, JPMorgan Insurance Trust Small Cap Core, JPMorgan Insurance Trust U.S. Equity, JPMorgan International Equity, JPMorgan MidCap Value, JPMorgan Small Company, Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer High Income, Oppenheimer Main Street, Oppenheimer Main Street Small Cap, Oppenheimer MidCap Fund, Oppenheimer Strategic Bond, PIMCO Foreign Bond, PIMCO Low Duration) of the KILICO Variable Annuity Separate Account of Kemper Investors Life Insurance Company (the “Separate Account”), at December 31, 2009, the results of their operations for the year then ended, the changes in their contract owners’ equity assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of Kemper Investors Life Insurance Company management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

New York, New York

April 28, 2010

1

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

(in thousands)

	AIM Variable Insurance Funds				Alger Portfolios(a)
	AIM V.I. Financial Services Fund Subaccount	AIM V.I. Global Health Care Subaccount	AIM V.I. Global Real Estate Subaccount	AIM V.I. Utilities Subaccount	Alger Balanced Subaccount(b)	Alger Capital Appreciation Subaccount(c)	Alger Large Cap Growth Subaccount(d)	Alger Mid Cap Growth Subaccount(e)	Alger Small Cap Growth Subaccount(f)
ASSETS
Investments in underlying portfolio funds, at fair value	$724	$1,686	$6,739	$22,175	$45,533	$53,308	$11,580	$13,164	$8,384
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	724	1,686	6,739	22,175	45,533	53,308	11,580	13,164	8,384
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$724	$1,686	$6,739	$22,175	$45,533	$53,308	$11,580	$13,164	$8,384

Accumulation period	724	1,686	6,738	22,161	45,505	53,308	11,561	13,164	8,370
Annuity period	—	—	1	14	28	—	19	—	14

Total Contract Owners’ Equity	$724	$1,686	$6,739	$22,175	$45,533	$53,308	$11,580	$13,164	$8,384

Units Outstanding	119	124	365	2,111	4,046	5,052	238	441	218

Shares Owned in each Portfolio	142	106	555	1,528	4,220	1,161	298	1,233	328

Fair Value per Share*	$5.10	$15.87	$12.14	$14.51	$10.79	$45.92	$38.80	$10.68	$25.58

*	Net Asset Values are actual and cannot be calculated using the financial statements due to rounding.

(a)	Effective September 23, 2009, the Alger American Fund changed its name to Alger Portfolios.

(b)	Effective September 23, 2009, name was changed from Alger American Balanced Subaccount.

(c)	Effective September 23, 2009, name was changed from Alger American Capital Appreciation Subaccount.

(d)	Effective September 23, 2009, name was changed from Alger American Large Cap Growth Subaccount.

(e)	Effective September 23, 2009, name was changed from Alger American Mid Cap Growth Subaccount.

(f)	Effective September 23, 2009, name was changed from Alger American Small Cap Growth Subaccount.

See accompanying notes to financial statements

2

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2009

(in thousands)

	American Century Variable Portfolios, Inc.		Credit Suisse Trust		Dreyfus Investment Portfolios	The Dreyfus Socially Responsible Growth Fund, Inc.	DWS Variable Series I
	American Century VP Income & Growth Subaccount	American Century VP Value Subaccount	Credit Suisse Trust International Equity Flex II Subaccount(g)	Credit Suisse Trust International Equity Flex III Subaccount(h)	Dreyfus I.P. MidCap Stock Subaccount	Dreyfus Socially Responsible Growth Subaccount	DWS Bond VIP Subaccount	DWS Capital Growth VIP Subaccount(i)	DWS Global Opportunities VIP Subaccount
ASSETS
Investments in underlying portfolio funds, at fair value	$11,018	$15,781	$—	$47,351	$52,999	$5,715	$25,103	$233,146	$65,649
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	11,018	15,781	—	47,351	52,999	5,715	25,103	233,146	65,649
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—other payables	—	—	—	—	—	—	—	3	—

Contract owners’ equity	$11,018	$15,781	$—	$47,351	$52,999	$5,715	$25,103	$233,143	$65,649

Accumulation period	11,016	15,736	—	47,332	52,990	5,715	25,101	232,192	65,646
Annuity period	2	45	—	19	9	—	2	951	3

Total Contract Owners’ Equity	$11,018	$15,781	$—	$47,351	$52,999	$5,715	$25,103	$233,143	$65,649

Units Outstanding	1,728	1,720	—	2,596	4,159	567	2,836	20,277	3,731

Shares Owned in each Portfolio	2,048	2,989	—	8,081	5,067	218	4,531	13,773	5,799

Fair Value per Share*	$5.38	$5.28	$—	$5.86	$10.46	$26.26	$5.54	$16.93	$11.32

*	Net Asset Values are actual and cannot be calculated using the financial statements due to rounding.

(g)

Cessation of operations effective December 11, 2009, Credit Suisse Trust International Equity Flex II Subaccount merged with Credit Suisse Trust International Equity Flex III Subaccount. Previous to this date, effective May 1, 2009, name was changed from Credit Suisse Trust Global Small Cap Subaccount.

(h)

Effective December 11, 2009, Credit Suisse Trust International Equity Flex III Subaccount merged with Credit Suisse Trust International Equity Flex II Subaccount. Previous to this date, effective May 1, 2009, name was changed from Credit Suisse Trust Emerging Markets Subaccount.

(i)	Effective April 27, 2009, DWS Capital Growth VIP Subaccount merged with DWS Janus & Growth Income VIP Subaccount.

See accompanying notes to financial statements

3

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2009

(in thousands)

	DWS Variable Series I			DWS Variable Series II
	DWS Growth & Income VIP Subaccount	DWS Health Care VIP Subaccount	DWS International VIP Subaccount	DWS Balanced VIP Subaccount	DWS Blue Chip VIP Subaccount	DWS Core Fixed Income VIP Subaccount	DWS Davis Venture Value VIP Subaccount(j)	DWS Diversified International Equity VIP Subaccount(k)	DWS Dreman Small Mid Cap Value VIP Subaccount
ASSETS
Investments in underlying portfolio funds, at fair value	$31,786	$33,560	$49,377	$184,860	$60,934	$51,809	$—	$60,284	$125,046
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	31,786	33,560	49,377	184,860	60,934	51,809	—	60,284	125,046
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—other payables	—	—	1	—	1	—	—	—	1

Contract owners’ equity	$31,786	$33,560	$49,376	$184,860	$60,933	$51,809	$—	$60,284	$125,045

Accumulation period	31,741	33,558	49,299	183,059	60,871	51,719	—	60,170	124,911
Annuity period	45	2	77	1,801	62	90	—	114	134

Total Contract Owners’ Equity	$31,786	$33,560	$49,376	$184,860	$60,933	$51,809	$—	$60,284	$125,045

Units Outstanding	3,717	2,579	4,845	27,088	6,506	12,520	—	15,285	19,411

Shares Owned in each Portfolio	4,737	2,994	5,978	9,009	6,421	5,908	—	8,092	12,455

Fair Value per Share*	$6.71	$11.21	$8.26	$20.52	$9.49	$8.77	$—	$7.45	$10.04

*	Net Asset Values are actual and cannot be calculated using the financial statements due to rounding.

(j)	Cessation of operations as of April 27, 2009, DWS Davis Venture VIP Subaccount. Funds merged with DWS Large Cap Value VIP Subaccount.

(k)	Effective May 1, 2009, name was changed from DWS International Select Equity VIP Subaccount.

See accompanying notes to financial statements

4

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2009

(in thousands)

	DWS Variable Series II
	DWS Global Thematic VIP Subaccount	DWS Government & Agency Securities VIP Subaccount	DWS High Income VIP Subaccount	DWS Janus Growth & Income VIP Subaccount(l)	DWS Large Cap Value VIP Subaccount(m)	DWS Mid Cap Growth VIP Subaccount	DWS Money Market VIP Subaccount(n)	DWS Small Cap Growth VIP Subaccount	DWS Strategic Income VIP Subaccount
ASSETS
Investments in underlying portfolio funds, at fair value	$39,448	$89,868	$117,223	$—	$139,399	$14,235	$128,275	$53,436	$44,203
Dividends and other receivables	—	1	—	—	—	—	2	—	—

Total assets	39,448	89,869	117,223	—	139,399	14,235	128,277	53,436	44,203
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—other payables	—	—	—	—	4	—	—	—	—

Contract owners’ equity	$39,448	$89,869	$117,223	$—	$139,395	$14,235	$128,277	$53,436	$44,203

Accumulation period	39,442	88,971	116,412	—	139,068	14,235	127,914	53,384	44,093
Annuity period	6	898	811	—	327	—	363	52	110

Total Contract Owners’ Equity	$39,448	$89,869	$117,223	$—	$139,395	$14,235	$128,277	$53,436	$44,203

Units Outstanding	2,756	14,080	14,086	—	19,308	1,658	34,153	17,203	2,943

Shares Owned in each Portfolio	4,787	7,032	17,897	—	12,836	1,463	128,276	4,992	3,807

Fair Value per Share*	$8.24	$12.78	$6.55	$—	$10.86	$9.73	$1.00	$10.70	$11.61

*	Net Asset Values are actual and cannot be calculated using the financial statements due to rounding.

(l)	Cessation of operations effective April 27, 2009, DWS Janus Growth & Income VIP Subaccount. Fund merged into DWS Capital Growth VIP Subaccount.

(m)	Effective April 27, 2009, DWS Large Cap Value VIP Subaccount merged with DWS Davis Venture VIP Subaccount.

(n)	Effective May 1, 2009, DWS Money Market Subaccount merged with Janus Aspen Small Company Value Subaccount.

See accompanying notes to financial statements

5

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2009

(in thousands)

	DWS Variable Series II			DWS Investments VIT Funds		Fidelity Variable Insurance Products Funds
	DWS Strategic Value VIP Subaccount(o)	DWS Technology VIP Subaccount	DWS Turner Mid Cap Growth VIP Subaccount	DWS Equity 500 Index VIP Subaccount	DWS RREEF Real Estate Securities VIP Subaccount	Fidelity VIP Asset Manager Subaccount	Fidelity VIP Contrafund Subaccount	Fidelity VIP Equity Income Subaccount	Fidelity VIP Growth Subaccount
ASSETS
Investments in underlying portfolio funds, at fair value	$159,517	$47,443	$37,859	$75,110	$—	$5,486	$71,277	$27,897	$25,279
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	159,517	47,443	37,859	75,110	—	5,486	71,277	27,897	25,279
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—other payables	3	—	—	—	—	—	—	—	—

Contract owners’ equity	$159,514	$47,443	$37,859	$75,110	$—	$5,486	$71,277	$27,897	$25,279

Accumulation period	159,394	47,425	37,856	75,094	—	5,449	71,114	27,863	25,254
Annuity period	120	18	3	16	—	37	163	34	25

Total Contract Owners’ Equity	$159,514	$47,443	$37,859	$75,110	$—	$5,486	$71,277	$27,897	$25,279

Units Outstanding	14,316	9,259	3,819	8,080	—	202	1,970	902	612

Shares Owned in each Portfolio	21,673	5,135	4,988	6,425	—	422	3,457	1,660	842

Fair Value per Share*	$7.36	$9.24	$7.59	$11.69	$—	$13.00	$20.62	$16.81	$30.04

*	Net Asset Values are actual and cannot be calculated using the financial statements due to rounding.

(o)	Effective June 1, 2009, name was changed from DWS Dreman High Return Equity VIP Subaccount.

See accompanying notes to financial statements

6

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2009

(in thousands)

	Fidelity Variable Insurance Products Funds	Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Index 500 Subaccount	Franklin Rising Dividends Securities Subaccount	Franklin Small Cap Value Securities Subaccount	Franklin Strategic Income Securities Subaccount	Franklin U.S. Government Subaccount	Franklin Zero Coupon 2010 Subaccount	Mutual Global Discovery Securities Subaccount(p)	Mutual Shares Securities Subaccount	Templeton Developing Markets Securities Subaccount
ASSETS
Investments in underlying portfolio funds, at fair value	$63,331	$5,792	$4,701	$10,026	$4,672	$7,210	$22,304	$6,635	$7,920
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	63,331	5,792	4,701	10,026	4,672	7,210	22,304	6,635	7,920
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$63,331	$5,792	$4,701	$10,026	$4,672	$7,210	$22,304	$6,635	$7,920

Accumulation period	63,141	5,766	4,701	10,020	4,672	7,210	22,294	6,617	7,841
Annuity period	190	26	—	6	—	—	10	18	79

Total Contract Owners’ Equity	$63,331	$5,792	$4,701	$10,026	$4,672	$7,210	$22,304	$6,635	$7,920

Units Outstanding	481	460	290	700	388	620	1,169	496	277

Shares Owned in each Portfolio	530	365	368	832	363	453	1,186	455	810

Fair Value per Share*	$119.62	$15.86	$12.77	$12.05	$12.87	$15.93	$18.81	$14.58	$9.78

*	Net Asset Values are actual and cannot be calculated using the financial statements due to rounding.

(p)	Effective May 1, 2009, name was changed from Mutual Discovery Securities Subaccount.

See accompanying notes to financial statements

7

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2009

(in thousands)

	ING Global Resources Trust	ING Investors Trust	Janus Aspen Series
	ING Global Resources Trust Subaccount	ING JPMorgan Emerging Markets Equity Subaccount	Janus Aspen Balanced Subaccount	Janus Aspen Enterprise Subaccount(q)	Janus Aspen Forty Subaccount	Janus Aspen Janus Subaccount(r)	Janus Aspen Perkins Mid Cap Value Subaccount	Janus Aspen Perkins Small Company Value Subaccount(s)	Janus Aspen Worldwide Subaccount(t)
ASSETS
Investments in underlying portfolio funds, at fair value	$9,881	$10,426	$79,877	$42,818	$1,197	$28,678	$4,864	$—	$46,978
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	9,881	10,426	79,877	42,818	1,197	28,678	4,864	—	46,978
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$9,881	$10,426	$79,877	$42,818	$1,197	$28,678	$4,864	$—	$46,978

Accumulation period	9,876	10,323	79,312	42,774	1,197	28,583	4,864	—	46,877
Annuity period	5	103	565	44	—	95	—	—	101

Total Contract Owners’ Equity	$9,881	$10,426	$79,877	$42,818	$1,197	$28,678	$4,864	$—	$46,978

Units Outstanding	878	472	2,023	1,330	95	1,242	257	—	1,670

Shares Owned in each Portfolio	553	512	2,972	1,391	36	1,338	355	—	1,794

Fair Value per Share*	$17.86	$20.38	$26.88	$30.79	$33.60	$21.43	$13.71	$—	$26.18

*	Net Asset Values are actual and cannot be calculated using the financial statements due to rounding.

(q)	Effective May 1, 2009, name was changed from Janus Aspen Mid Cap Growth Subaccount.

(r)	Effective May 1, 2009, name was changed from Janus Aspen Large Cap Growth Subaccount.

(s)	Cessation of operations as of May 1, 2009, Janus Aspen Perkins Small Company Value Subaccount. Funds merged with DWS Money Market Subaccount.

(t)	Effective May 1, 2009, name was changed from Janus Aspen Worldwide Growth Subaccount.

See accompanying notes to financial statements

8

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2009

(in thousands)

	JPMorgan Insurance Trust
	JPMorgan Insurance Trust Balanced Subaccount	JPMorgan Insurance Trust Core Bond Subaccount(u)	JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount	JPMorgan Insurance Trust Equity Index Subaccount	JPMorgan Insurance Trust Government Bond Subaccount(v)	JPMorgan Insurance Trust International Equity Subaccount(w)	JPMorgan Insurance Trust Intrepid Growth Subaccount	JPMorgan Insurance Trust Intrepid Mid Cap Subaccount	JPMorgan Insurance Trust Mid Cap Value Subaccount(x)
ASSETS
Investments in underlying portfolio funds, at fair value	$64	$1,436	$781	$122	$—	$11,633	$17	$3,157	$7,731
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	64	1,436	781	122	—	11,633	17	3,157	7,731
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$64	$1,436	$781	$122	$—	$11,633	$17	$3,157	$7,731

Accumulation period	64	1,436	781	122	—	11,629	17	3,157	7,731
Annuity period	—	—	—	—	—	4	—	—	—

Total Contract Owners’ Equity	$64	$1,436	$781	$122	$—	$11,633	$17	$3,157	$7,731

Units Outstanding	6	120	64	12	—	689	2	258	671

Shares Owned in each Portfolio	5	131	58	13	—	1,219	1	239	1,388

Fair Value per Share*	$12.28	$10.99	$13.46	$9.75	$—	$9.54	$13.13	$13.23	$5.57

*	Net Asset Values are actual and cannot be calculated using the financial statements due to rounding.

(u)	Effective May 1, 2009, JPMorgan Insurance Trust Core Bond Subaccount merged with JPMorgan Insurance Trust Government Bond Subaccount.

(v)	Cessation of operations, effective May 1, 2009, JPMorgan Insurance Trust Government Bond Subaccount. Funds merged with JPMorgan Insurance Trust Core Bond Subaccount.

(w)	Effective May 1, 2009, JPMorgan Insurance Trust International Equity Subaccount merged with JPMorgan International Equity Subaccount.

(x)

Effective May 1, 2009, JPMorgan Insurance Trust Mid Cap Value Subaccount merged with JPMorgan Mid Cap Value Subaccount. On the same date, name was changed from JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount.

See accompanying notes to financial statements

9

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2009

(in thousands)

	JPMorgan Insurance Trust		JPMorgan Series Trust II			Oppenheimer Variable Account Funds
	JPMorgan Insurance Trust Small Cap Core Subaccount(y)	JPMorgan Insurance Trust U.S. Equity Subaccount(z)	JPMorgan International Equity Subaccount(aa)	JPMorgan MidCap Value Subaccount(bb)	JPMorgan Small Company Subaccount(cc)	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer High Income Subaccount	Oppenheimer Main Street Subaccount
ASSETS
Investments in underlying portfolio funds, at fair value	$4,505	$481	$—	$—	$—	$2,999	$28,429	$889	$5,909
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	4,505	481	—	—	—	2,999	28,429	889	5,909
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$4,505	$481	$—	$—	$—	$2,999	$28,429	$889	$5,909

Accumulation period	4,495	481	—	—	—	2,999	28,417	889	5,909
Annuity period	10	—	—	—	—	—	12	—	—

Total Contract Owners’ Equity	$4,505	$481	$—	$—	$—	$2,999	$28,429	$889	$5,909

Units Outstanding	295	42	—	—	—	246	1,554	269	489

Shares Owned in each Portfolio	383	35	—	—	—	82	1,082	447	328

Fair Value per Share*	$11.76	$13.93	$—	$—	$—	$36.64	$26.28	$1.99	$18.04

*	Net Asset Values are actual and cannot be calculated using the financial statements due to rounding.

(y)	Effective May 1, 2009, JPMorgan Insurance Trust Small Cap Core Subaccount merged with JPMorgan Small Company Subaccount.

(z)	Effective May 1, 2009, name was changed from JPMorgan Insurance Trust Diversified Equity Subaccount.

(aa)	Cessation of operations effective May 1, 2009, JPMorgan International Equity Subaccount. Funds merged with JPMorgan Insurance Trust International Equity Subaccount.

(bb)	Cessation of operations effective May 1, 2009, JPMorgan MidCap Value Subaccount. Funds merged with JPMorgan Insurance Trust Mid Cap Value Subaccount.

(cc)	Cessation of operations effective May 1, 2009, JPMorgan Small Company Subaccount. Funds merged with JPMorgan Insurance Trust Small Cap Core Subaccount.

See accompanying notes to financial statements

10

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2009

(in thousands)

	Oppenheimer Variable Account Funds			PIMCO Variable Insurance Trust
	Oppenheimer Main Street Small Cap Subaccount	Oppenheimer MidCap Fund Subaccount	Oppenheimer Strategic Bond Subaccount	PIMCO Foreign Bond Subaccount	PIMCO Low Duration Subaccount
ASSETS
Investments in underlying portfolio funds, at fair value	$7,401	$533	$8,645	$124	$140
Dividends and other receivables	—	—	—	—	—

Total assets	7,401	533	8,645	124	140
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—other payables	—	—	—	—	—

Contract owners’ equity	$7,401	$533	$8,645	$124	$140

Accumulation period	7,400	533	8,645	124	140
Annuity period	1	—	—	—	—

Total Contract Owners’ Equity	$7,401	$533	$8,645	$124	$140

Units Outstanding	467	49	655	8	10

Shares Owned in each Portfolio	518	15	1,607	13	14

Fair Value per Share*	$14.28	$35.75	$5.38	$9.64	$10.11

*	Net Asset Values are actual and cannot be calculated using the financial statements due to rounding.

See accompanying notes to financial statements

11

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

For the year ended December 31, 2009

(in thousands)

	AIM Variable Insurance Funds				Alger Portfolios(a)
	AIM V.I. Financial Services Fund Subaccount	AIM V.I. Global Health Care Subaccount	AIM V.I. Global Real Estate Subaccount	AIM V.I. Utilities Subaccount	Alger Balanced Subaccount(b)	Alger Capital Appreciation Subaccount(c)	Alger Large Cap Growth Subaccount(d)	Alger Mid Cap Growth Subaccount(e)	Alger Small Cap Growth Subaccount(f)
REVENUE
Dividend income	$20	$5	$—	$987	$1,442	$—	$62	$—	$—
EXPENSES
Mortality and expense risk charges	11	22	76	314	613	650	126	148	86

Net investment income (loss)	9	(17)	(76)	673	829	(650)	(64)	(148)	(86)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	(909)	(441)	(2,167)	(7,702)	(3,367)	2,631	(253)	(3,375)	49
Capital gain distributions	—	—	—	249	—	—	—	—	—

Net realized gain (loss) on investments	(909)	(441)	(2,167)	(7,453)	(3,367)	2,631	(253)	(3,375)	49
Change in unrealized appreciation (depreciation) of investments	1,176	829	3,807	9,070	13,227	16,381	3,925	7,949	2,437

Net realized and unrealized gain (loss) on investments	267	388	1,640	1,617	9,860	19,012	3,672	4,574	2,486

Net increase (decrease) in contract owners’ equity resulting from operations	$276	$371	$1,564	$2,290	$10,689	$18,362	$3,608	$4,426	$2,400

(a)	Effective September 23, 2009, the Alger American Fund changed its name to Alger Portfolios.

(b)	Effective September 23, 2009, name was changed from Alger American Balanced Subaccount.

(c)	Effective September 23, 2009, name was changed from Alger American Capital Appreciation Subaccount.

(d)	Effective September 23, 2009, name was changed from Alger American Large Cap Growth Subaccount.

(e)	Effective September 23, 2009, name was changed from Alger American Mid Cap Growth Subaccount.

(f)	Effective September 23, 2009, name was changed from Alger American Small Cap Growth Subaccount.

See accompanying notes to financial statements

12

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2009

(in thousands)

	American Century Variable Portfolios, Inc.		Credit Suisse Trust		Dreyfus Investment Portfolios	The Dreyfus Socially Responsible Growth Fund, Inc.	DWS Variable Series I
	American Century VP Income & Growth Subaccount	American Century VP Value Subaccount	Credit Suisse Trust International Equity Flex II Subaccount(g)	Credit Suisse Trust International Equity Flex III Subaccount(h)	Dreyfus I.P. MidCap Stock Subaccount	Dreyfus Socially Responsible Growth Subaccount	DWS Bond VIP Subaccount	DWS Capital Growth VIP Subaccount(i)	DWS Global Opportunities VIP Subaccount
REVENUE
Dividend income	$508	$856	$151	$903	$789	$51	$1,620	$2,535	$1,026
EXPENSES
Mortality and expense risk charges	139	194	86	495	718	69	299	2,891	826

Net investment income (loss)	369	662	65	408	71	(18)	1,321	(356)	200

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	(1,326)	(2,608)	(4,014)	(27,447)	(21,482)	(76)	(1,763)	(13,265)	(4,414)
Capital gain distributions	—	—	—	1,227	—	—	—	—	—
Net realized gain (loss) on investments	(1,326)	(2,608)	(4,014)	(26,220)	(21,482)	(76)	(1,763)	(13,265)	(4,414)
Change in unrealized appreciation (depreciation) of investments	2,547	4,350	5,487	39,544	35,861	1,539	2,227	63,915	26,064

Net realized and unrealized gain (loss) on investments	1,221	1,742	1,473	13,324	14,379	1,463	464	50,650	21,650

Net increase (decrease) in contract owners’ equity resulting from operations	$1,590	$2,404	$1,538	$13,732	$14,450	$1,445	$1,785	$50,294	$21,850

(g)

Cessation of operations effective December 11, 2009, Credit Suisse Trust International Equity Flex II Subaccount merged with Credit Suisse Trust International Equity Flex III Subaccount. Previous to this date, effective May 1, 2009, name was changed from Credit Suisse Trust Global Small Cap Subaccount.

(h)

Effective December 11, 2009, Credit Suisse Trust International Equity Flex III Subaccount merged with Credit Suisse Trust International Equity Flex II Subaccount. Previous to this date, effective May 1, 2009, name was changed from Credit Suisse Trust Emerging Markets Subaccount.

(i)	Effective April 27, 2009, DWS Capital Growth VIP Subaccount merged into DWS Janus Growth Income VIP Subaccount.

See accompanying notes to financial statements

13

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2009

(in thousands)

	DWS Variable Series I			DWS Variable Series II
	DWS Growth & Income VIP Subaccount	DWS Health Care VIP Subaccount	DWS International VIP Subaccount	DWS Balanced VIP Subaccount	DWS Blue Chip VIP Subaccount	DWS Core Fixed Income VIP Subaccount	DWS Davis Venture Value VIP Subaccount(j)	DWS Diversified International Equity VIP Subaccount(k)	DWS Dreman Small Mid Cap Value VIP Subaccount
REVENUE
Dividend income	$624	$485	$2,169	$6,764	$1,176	$4,838	$2,117	$3,722	$2,401
EXPENSES
Mortality and expense risk charges	403	480	653	2,284	796	761	339	778	1,600

Net investment income (loss)	221	5	1,516	4,480	380	4,077	1,778	2,944	801

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	(5,674)	(2,019)	(5,509)	(4,470)	(9,766)	(6,262)	(54,502)	(26,478)	(68,056)
Capital gain distributions	—	459	—	—	—	—	8,534	—	—

Net realized gain (loss) on investments	(5,674)	(1,560)	(5,509)	(4,470)	(9,766)	(6,262)	(45,968)	(26,478)	(68,056)
Change in unrealized appreciation (depreciation) of investments	13,492	7,431	16,285	34,574	24,885	5,512	39,870	36,605	94,001

Net realized and unrealized gain (loss) on investments	7,818	5,871	10,776	30,104	15,119	(750)	(6,098)	10,127	25,945

Net increase (decrease) in contract owners’ equity resulting from operations	$8,039	$5,876	$12,292	$34,584	$15,499	$3,327	$(4,320)	$13,071	$26,746

(j)	Cessation of operations as of April 27, 2009, DWS Davis Venture VIP Subaccount. Funds merged with DWS Large Cap Value VIP Subaccount.

(k)	Effective May 1, 2009, name was changed from DWS International Select Equity VIP Subaccount.

See accompanying notes to financial statements

14

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2009

(in thousands)

	DWS Variable Series II
	DWS Global Thematic VIP Subaccount	DWS Government & Agency Securities VIP Subaccount	DWS High Income VIP Subaccount	DWS Janus Growth & Income VIP Subaccount(l)	DWS Large Cap Value VIP Subaccount(m)	DWS Mid Cap Growth VIP Subaccount	DWS Money Market VIP Subaccount(n)	DWS Small Cap Growth VIP Subaccount	DWS Strategic Income VIP Subaccount
REVENUE
Dividend income	$578	$5,274	$10,961	$1,103	$1,659	$—	$645	$—	$2,337
EXPENSES
Mortality and expense risk charges	498	1,416	1,399	197	1,593	173	2,341	623	614

Net investment income (loss)	80	3,858	9,562	906	66	(173)	(1,696)	(623)	1,723

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	(21,144)	1,170	(11,555)	(16,780)	(19,762)	(1,200)	—	(4,883)	(1,705)
Capital gain distributions	—	—	—	—	—	—	—	—	—

Net realized gain (loss) on investments	(21,144)	1,170	(11,555)	(16,780)	(19,762)	(1,200)	—	(4,883)	(1,705)
Change in unrealized appreciation (depreciation) of investments	33,179	1,838	35,792	17,845	48,249	5,626	—	20,716	8,346

Net realized and unrealized gain (loss) on investments	12,035	3,008	24,237	1,065	28,487	4,426	—	15,833	6,641

Net increase (decrease) in contract owners’ equity resulting from operations	$12,115	$6,866	$33,799	$1,971	$28,553	$4,253	$(1,696)	$15,210	$8,364

(l)	Cessation of operations effective April 27, 2009, DWS Janus Growth & Income VIP Subaccount. Fund merged into DWS Capital Growth VIP Subaccount.

(m)	Effective April 27, 2009, DWS Large Cap Value VIP Subaccount merged with DWS Davis Venture VIP Subaccount.

(n)	Effective May 1, 2009, DWS Money Market Subaccount merged with Janus Aspen Small Company Value Subaccount.

See accompanying notes to financial statements

15

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2009

(in thousands)

	DWS Variable Series II			DWS Investments VIT Funds		Fidelity Variable Insurance Products Funds
	DWS Strategic Value VIP Subaccount(o)	DWS Technology VIP Subaccount	DWS Turner Mid Cap Growth VIP Subaccount	DWS Equity 500 Index VIP Subaccount	DWS RREEF Real Estate Securities VIP Subaccount	Fidelity VIP Asset Manager Subaccount	Fidelity VIP Contrafund Subaccount	Fidelity VIP Equity Income Subaccount	Fidelity VIP Growth Subaccount
REVENUE
Dividend income	$7,701	$—	$—	$2,071	$—	$119	$860	$560	$99
EXPENSES
Mortality and expense risk charges	2,232	557	486	991	—	66	801	330	285

Net investment income (loss)	5,469	(557)	(486)	1,080	—	53	59	230	(186)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	(38,250)	199	(15,328)	(10,232)	—	(284)	(4,736)	(2,193)	(685)
Capital gain distributions	—	—	—	—	—	8	17	—	19

Net realized gain (loss) on investments	(38,250)	199	(15,328)	(10,232)	—	(276)	(4,719)	(2,193)	(666)
Change in unrealized appreciation (depreciation) of investments	63,825	18,685	29,047	24,478	—	1,493	22,793	8,332	5,915

Net realized and unrealized gain (loss) on investments	25,575	18,884	13,719	14,246	—	1,217	18,074	6,139	5,249

Net increase (decrease) in contract owners’ equity resulting from operations	$31,044	$18,327	$13,233	$15,326	$—	$1,270	$18,133	$6,369	$5,063

(o)	Effective June 1, 2009, name was changed from DWS Dreman High Return Equity VIP Subaccount.

See accompanying notes to financial statements

16

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2009

(in thousands)

	Fidelity Variable Insurance Products Funds	Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Index 500 Subaccount	Franklin Rising Dividends Securities Subaccount	Franklin Small Cap Value Securities Subaccount	Franklin Strategic Income Securities Subaccount	Franklin U.S. Government Subaccount	Franklin Zero Coupon 2010 Subaccount	Mutual Global Discovery Securities Subaccount(p)	Mutual Shares Securities Subaccount	Templeton Developing Markets Securities Subaccount
REVENUE
Dividend income	$1,421	$79	$70	$641	$200	$363	$241	$116	$231
EXPENSES
Mortality and expense risk charges	739	72	56	114	69	114	271	80	75

Net investment income (loss)	682	7	14	527	131	249	(30)	36	156

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	(441)	(422)	(885)	(287)	59	116	(115)	(1,164)	(1,010)
Capital gain distributions	1,275	—	192	—	—	—	568	—	22

Net realized gain (loss) on investments	834	(422)	(693)	(287)	59	116	453	(1,164)	(988)
Change in unrealized appreciation (depreciation) of investments	11,487	1,196	1,693	1,572	(98)	(473)	3,645	2,410	3,831

Net realized and unrealized gain (loss) on investments	12,321	774	1,000	1,285	(39)	(357)	4,098	1,246	2,843

Net increase (decrease) in contract owners’ equity resulting from operations	$13,003	$781	$1,014	$1,812	$92	$(108)	$4,068	$1,282	$2,999

(p)	Effective May 1, 2009, name was changed from Mutual Discovery Securities Subaccount.

See accompanying notes to financial statements

17

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2009

(in thousands)

	ING Global Resources Trust	ING Investors Trust	Janus Aspen Series
	ING Global Resources Trust Subaccount	ING JPMorgan Emerging Markets Equity Subaccount	Janus Aspen Balanced Subaccount	Janus Aspen Enterprise Subaccount(q)	Janus Aspen Forty Subaccount	Janus Aspen Janus Subaccount(r)	Janus Aspen Perkins Mid Cap Value Subaccount	Janus Aspen Perkins Small Company Value Subaccount(s)	Janus Aspen Worldwide Subaccount(t)
REVENUE
Dividend income	$28	$129	$2,208	$—	$—	$134	$15	$—	$579
EXPENSES
Mortality and expense risk charges	114	103	959	473	14	321	58	17	528

Net investment income (loss)	(86)	26	1,249	(473)	(14)	(187)	(43)	(17)	51

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	(929)	121	1,495	1,347	2	240	(484)	(3,579)	(393)
Capital gain distributions	—	—	2,813	—	—	—	117	—	—

Net realized gain (loss) on investments	(929)	121	4,308	1,347	2	240	(367)	(3,579)	(393)
Change in unrealized appreciation (depreciation) of investments	3,745	4,081	10,499	12,483	389	7,452	1,590	3,320	13,024

Net realized and unrealized gain (loss) on investments	2,816	4,202	14,807	13,830	391	7,692	1,223	(259)	12,631

Net increase (decrease) in contract owners’ equity resulting from operations	$2,730	$4,228	$16,056	$13,357	$377	$7,505	$1,180	$(276)	$12,682

(q)	Effective May 1, 2009, name was changed from Janus Aspen Mid Cap Growth Subaccount.

(r)	Effective May 1, 2009, name was changed from Janus Aspen Large Cap Growth Subaccount.

(s)	Cessation of operations as of May 1, 2009, Janus Aspen Perkins Small Company Value Subaccount. Funds merged with DWS Money Market Subaccount.

(t)	Effective May 1, 2009, name was changed from Janus Aspen Worldwide Growth Subaccount.

See accompanying notes to financial statements

18

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2009

(in thousands)

	JPMorgan Insurance Trust
	JPMorgan Insurance Trust Balanced Subaccount	JPMorgan Insurance Trust Core Bond Subaccount(u)	JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount	JPMorgan Insurance Trust Equity Index Subaccount	JPMorgan Insurance Trust Government Bond Subaccount(v)	JPMorgan Insurance Trust International Equity Subaccount(w)	JPMorgan Insurance Trust Intrepid Growth Subaccount	JPMorgan Insurance Trust Intrepid Mid Cap Subaccount	JPMorgan Insurance Trust Mid Cap Value Subaccount(x)
REVENUE
Dividend income	$1	$8	$—	$4	$38	$167	$—	$43	$17
EXPENSES
Mortality and expense risk charges	—	13	9	2	2	101	—	36	67

Net investment income (loss)	1	(5)	(9)	2	36	66	—	7	(50)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	(1)	(1)	(171)	(41)	3	(599)	—	(405)	(486)
Capital gain distributions	—	—	—	—	9	—	—	—	—

Net realized gain (loss) on investments	(1)	(1)	(171)	(41)	12	(599)	—	(405)	(486)
Change in unrealized appreciation (depreciation) of investments	7	46	395	63	(22)	(3,238)	5	1,213	(946)

Net realized and unrealized gain (loss) on investments	6	45	224	22	(10)	(3,837)	5	808	(1,432)

Net increase (decrease) in contract owners’ equity resulting from operations	$7	$40	$215	$24	$26	$(3,771)	$5	$815	$(1,482)

(u)	Effective May 1, 2009, JPMorgan Insurance Trust Core Bond Subaccount merged with JPMorgan Insurance Trust Government Bond Subaccount.

(v)	Cessation of operations, effective May 1, 2009, JPMorgan Insurance Trust Government Bond Subaccount. Funds merged with JPMorgan Insurance Trust Core Bond Subaccount.

(w)	Effective May 1, 2009, JPMorgan Insurance Trust International Equity Subaccount merged with JPMorgan International Equity Subaccount.

(x)

Effective May 1, 2009, JPMorgan Insurance Trust Mid Cap Value Subaccount merged with JPMorgan Mid Cap Value Subaccount. On the same date, name was changed from JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount.

See accompanying notes to financial statements

19

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2009

(in thousands)

	JPMorgan Insurance Trust		JPMorgan Series Trust II			Oppenheimer Variable Account Funds
	JPMorgan Insurance Trust Small Cap Core Subaccount(y)	JPMorgan Insurance Trust U.S. Equity Subaccount(z)	JPMorgan International Equity Subaccount(aa)	JPMorgan MidCap Value Subaccount(bb)	JPMorgan Small Company Subaccount(cc)	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer High Income Subaccount	Oppenheimer Main Street Subaccount
REVENUE
Dividend income	$10	$13	$459	$146	$24	$—	$487	$—	$95
EXPENSES
Mortality and expense risk charges	40	6	38	23	17	34	323	8	76

Net investment income (loss)	(30)	7	421	123	7	(34)	164	(8)	19

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	(658)	(63)	(618)	(369)	(243)	(162)	(2,191)	(915)	(718)
Capital gain distributions	—	—	449	13	72	—	540	—	—

Net realized gain (loss) on investments	(658)	(63)	(169)	(356)	(171)	(162)	(1,651)	(915)	(718)
Change in unrealized appreciation (depreciation) of investments	(889)	186	6,538	3,248	2,528	1,080	9,261	1,049	1,978

Net realized and unrealized gain (loss) on investments	(1,547)	123	6,369	2,892	2,357	918	7,610	134	1,260

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,577)	$130	$6,790	$3,015	$2,364	$884	$7,774	$126	$1,279

(y)	Effective May 1, 2009, JPMorgan Insurance Trust Small Cap Core Subaccount merged with JPMorgan Small Company Subaccount.

(z)	Effective May 1, 2009, name was changed from JPMorgan Insurance Trust Diversified Equity Subaccount.

(aa)

Cessation of operations effective May 1, 2009, JPMorgan International Equity Subaccount. Funds merged with JPMorgan Insurance Trust International Equity Subaccount. (bb) Cessation of operations effective May 1, 2009, JPMorgan MidCap Value Subaccount. Funds merged with JPMorgan Insurance Trust Mid Cap Value Subaccount.

(cc)	Cessation of operations effective May 1, 2009, JPMorgan Small Company Subaccount. Funds merged with JPMorgan Insurance Trust Small Cap Core Subaccount.

See accompanying notes to financial statements

20

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2009

(in thousands)

	Oppenheimer Variable Account Funds			PIMCO Variable Insurance Trust
	Oppenheimer Main Street Small Cap Subaccount	Oppenheimer MidCap Fund Subaccount	Oppenheimer Strategic Bond Subaccount	PIMCO Foreign Bond Subaccount	PIMCO Low Duration Subaccount
REVENUE
Dividend income	$44	$—	$22	$4	$5
EXPENSES
Mortality and expense risk charges	89	6	113	1	2

Net investment income (loss)	(45)	(6)	(91)	3	3

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	(729)	(86)	(364)	(2)	—
Capital gain distributions	—	—	7	12	6

Net realized gain (loss) on investments	(729)	(86)	(357)	10	6
Change in unrealized appreciation (depreciation) of investments	2,829	212	1,742	2	5

Net realized and unrealized gain (loss) on investments	2,100	126	1,385	12	11

Net increase (decrease) in contract owners’ equity resulting from operations	$2,055	$120	$1,294	$15	$14

See accompanying notes to financial statements

21

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY

For the year ended December 31, 2009

(in thousands)

	AIM Variable Insurance Funds				Alger Portfolios(a)
	AIM V.I. Financial Services Fund Subaccount	AIM V.I. Global Health Care Subaccount	AIM V.I. Global Real Estate Subaccount	AIM V.I. Utilities Subaccount	Alger Balanced Subaccount(b)	Alger Capital Appreciation Subaccount(c)	Alger Large Cap Growth Subaccount(d)	Alger Mid Cap Growth Subaccount(e)	Alger Small Cap Growth Subaccount(f)
OPERATIONS
Net investment income (loss)	$9	$(17)	$(76)	$673	$829	$(650)	$(64)	$(148)	$(86)
Net realized gain (loss) on investments	(909)	(441)	(2,167)	(7,453)	(3,367)	2,631	(253)	(3,375)	49
Change in unrealized appreciation (depreciation) of investments	1,176	829	3,807	9,070	13,227	16,381	3,925	7,949	2,437

Net increase (decrease) in contract owners’ equity resulting from operations	276	371	1,564	2,290	10,689	18,362	3,608	4,426	2,400

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	59	147	319	405	132	1,683	456	515	323
Net transfer (to) from affiliate and subaccounts	(78)	(348)	(439)	(3,880)	(952)	(4,165)	(175)	(69)	1,280
Payments for redemptions	(338)	(248)	(610)	(4,763)	(8,776)	(9,728)	(1,185)	(1,619)	(785)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	(1)	(3)	(52)	(123)	(133)	(9)	(7)	(4)
Annuity payout reserve adjustment	—	—	—	(1)	(9)	—	(2)	—	—

Net increase (decrease) from contract owners’ equity transactions	(357)	(450)	(733)	(8,291)	(9,728)	(12,343)	(915)	(1,180)	814

Total increase (decrease) in contract owners’ equity	(81)	(79)	831	(6,001)	961	6,019	2,693	3,246	3,214

CONTRACT OWNERS’ EQUITY
Beginning of period	805	1,765	5,908	28,176	44,572	47,289	8,887	9,918	5,170

End of period	$724	$1,686	$6,739	$22,175	$45,533	$53,308	$11,580	$13,164	$8,384

(a)	Effective September 23, 2009, the Alger American Fund changed its name to Alger Portfolios.

(b)	Effective September 23, 2009, name was changed from Alger American Balanced Subaccount.

(c)	Effective September 23, 2009, name was changed from Alger American Capital Appreciation Subaccount.

(d)	Effective September 23, 2009, name was changed from Alger American Large Cap Growth Subaccount.

(e)	Effective September 23, 2009, name was changed from Alger American Mid Cap Growth Subaccount.

(f)	Effective September 23, 2009, name was changed from Alger American Small Cap Growth Subaccount.

See accompanying notes to financial statements

22

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2009

(in thousands)

	American Century Variable Portfolios, Inc.		Credit Suisse Trust		Dreyfus Investment Portfolios	The Dreyfus Socially Responsible Growth Fund, Inc.
	American Century VP Income & Growth Subaccount	American Century VP Value Subaccount	Credit Suisse Trust International Equity Flex II Subaccount(g)	Credit Suisse Trust International Equity Flex III Subaccount(h)	Dreyfus I.P. MidCap Stock Subaccount	Dreyfus Socially Responsible Growth Subaccount
OPERATIONS
Net investment income (loss)	$369	$662	$65	$408	$71	$(18)
Net realized gain (loss) on investments	(1,326)	(2,608)	(4,014)	(26,220)	(21,482)	(76)
Change in unrealized appreciation (depreciation) of investments	2,547	4,350	5,487	39,544	35,861	1,539

Net increase (decrease) in contract owners’ equity resulting from operations	1,590	2,404	1,538	13,732	14,450	1,445

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	466	691	237	548	482	116
Net transfer (to) from affiliate and subaccounts	(727)	(1,146)	(7,490)	7,154	(9,310)	(80)
Payments for redemptions	(1,498)	(2,180)	(1,629)	(7,657)	(10,862)	(762)
Guaranteed retirement income benefit, maintenance fees, and other fees	(8)	(9)	(15)	(96)	(139)	(12)
Annuity payout reserve adjustment	—	(18)	—	—	(1)	—

Net increase (decrease) from contract owners’ equity transactions	(1,767)	(2,662)	(8,897)	(51)	(19,830)	(738)

Total increase (decrease) in contract owners’ equity	(177)	(258)	(7,359)	13,681	(5,380)	707

CONTRACT OWNERS’ EQUITY
Beginning of period	11,195	16,039	7,359	33,670	58,379	5,008

End of period	$11,018	$15,781	$—	$47,351	$52,999	$5,715

(g)

Cessation of operations effective December 11, 2009, Credit Suisse Trust International Equity Flex II Subaccount merged with Credit Suisse Trust International Equity Flex III Subaccount. Previous to this date, effective May 1, 2009, name was changed from Credit Suisse Trust Global Small Cap Subaccount.

(h)

Effective December 11, 2009, Credit Suisse Trust International Equity Flex III Subaccount merged with Credit Suisse Trust International Equity Flex II Subaccount. Previous to this date, effective May 1, 2009, name was changed from Credit Suisse Trust Emerging Markets Subaccount.

See accompanying notes to financial statements

23

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2009

(in thousands)

	DWS Variable Series I
	DWS Bond VIP Subaccount	DWS Capital Growth VIP Subaccount(i)	DWS Global Opportunities VIP Subaccount	DWS Growth & Income VIP Subaccount	DWS Health Care VIP Subaccount	DWS International VIP Subaccount
OPERATIONS
Net investment income (loss)	$1,321	$(356)	$200	$221	$5	$1,516
Net realized gain (loss) on investments	(1,763)	(13,265)	(4,414)	(5,674)	(1,560)	(5,509)
Change in unrealized appreciation (depreciation) of investments	2,227	63,915	26,064	13,492	7,431	16,285

Net increase (decrease) in contract owners’ equity resulting from operations	1,785	50,294	21,850	8,039	5,876	12,292

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	803	3,105	1,147	199	532	735
Net transfer (to) from affiliate and subaccounts	8,929	19,597	(5,188)	(1,855)	(7,438)	(6,779)
Payments for redemptions	(5,138)	(38,339)	(13,731)	(5,760)	(7,683)	(9,922)
Guaranteed retirement income benefit, maintenance fees, and other fees	(37)	(495)	(166)	(71)	(95)	(117)
Annuity payout reserve adjustment	(6)	(21)	(3)	(4)	—	(4)

Net increase (decrease) from contract owners’ equity transactions	4,551	(16,153)	(17,941)	(7,491)	(14,684)	(16,087)

Total increase (decrease) in contract owners’ equity	6,336	34,141	3,909	548	(8,808)	(3,795)

CONTRACT OWNERS’ EQUITY
Beginning of period	18,767	199,002	61,740	31,238	42,368	53,171

End of period	$25,103	$233,143	$65,649	$31,786	$33,560	$49,376

(i)	Effective April 27, 2009, DWS Capital Growth VIP Subaccount merged into DWS Janus Growth Income VIP Subaccount.

See accompanying notes to financial statements

24

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2009

(in thousands)

	DWS Variable Series II
	DWS Balanced VIP Subaccount	DWS Blue Chip VIP Subaccount	DWS Core Fixed Income VIP Subaccount	DWS Davis Venture Value VIP Subaccount(j)	DWS Diversified International Equity VIP Subaccount(k)	DWS Dreman Small Mid Cap Value VIP Subaccount
OPERATIONS
Net investment income (loss)	$4,480	$380	$4,077	$1,778	$2,944	$801
Net realized gain (loss) on investments	(4,470)	(9,766)	(6,262)	(45,968)	(26,478)	(68,056)
Change in unrealized appreciation (depreciation) of investments	34,574	24,885	5,512	39,870	36,605	94,001

Net increase (decrease) in contract owners’ equity resulting from operations	34,584	15,499	3,327	(4,320)	13,071	26,746

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	1,688	195	504	293	619	2,125
Net transfer (to) from affiliate and subaccounts	(4,665)	(6,938)	4,160	(85,146)	(8,851)	(17,596)
Payments for redemptions	(23,870)	(10,166)	(15,317)	(7,674)	(10,987)	(24,219)
Guaranteed retirement income benefit, maintenance fees, and other fees	(217)	(158)	(118)	(49)	(107)	(251)
Annuity payout reserve adjustment	(113)	(3)	(12)	(5)	(7)	(11)

Net increase (decrease) from contract owners’ equity transactions	(27,177)	(17,070)	(10,783)	(92,581)	(19,333)	(39,952)

Total increase (decrease) in contract owners’ equity	7,407	(1,571)	(7,456)	(96,901)	(6,262)	(13,206)

CONTRACT OWNERS’ EQUITY
Beginning of period	177,453	62,504	59,265	96,901	66,546	138,251

End of period	$184,860	$60,933	$51,809	$—	$60,284	$125,045

(j)	Cessation of operations as of April 27, 2009, DWS Davis Venture VIP Subaccount. Funds merged with DWS Large Cap Value VIP Subaccount.

(k)	Effective May 1, 2009, name was changed from DWS International Select Equity VIP Subaccount.

See accompanying notes to financial statements

25

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2009

(in thousands)

	DWS Variable Series II
	DWS Global Thematic VIP Subaccount	DWS Government & Agency Securities VIP Subaccount	DWS High Income VIP Subaccount	DWS Janus Growth & Income VIP Subaccount(l)	DWS Large Cap Value VIP Subaccount(m)	DWS Mid Cap Growth VIP Subaccount	DWS Money Market VIP Subaccount(n)	DWS Small Cap Growth VIP Subaccount
OPERATIONS
Net investment income (loss)	$80	$3,858	$9,562	$906	$66	$(173)	$(1,696)	$(623)
Net realized gain (loss) on investments	(21,144)	1,170	(11,555)	(16,780)	(19,762)	(1,200)	—	(4,883)
Change in unrealized appreciation (depreciation) of investments	33,179	1,838	35,792	17,845	48,249	5,626	—	20,716

Net increase (decrease) in contract owners’ equity resulting from operations	12,115	6,866	33,799	1,971	28,553	4,253	(1,696)	15,210

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	789	645	1,484	238	1,763	414	3,838	1,090
Net transfer (to) from affiliate and subaccounts	(4,227)	(10,141)	8,662	(49,007)	62,453	(73)	81,830	(2,412)
Payments for redemptions	(7,457)	(22,906)	(16,893)	(3,724)	(22,223)	(1,912)	(175,087)	(7,665)
Guaranteed retirement income benefit, maintenance fees, and other fees	(97)	(214)	(168)	(31)	(282)	(38)	(405)	(104)
Annuity payout reserve adjustment	(1)	(9)	(31)	(2)	(15)	—	(1)	(1)

Net increase (decrease) from contract owners’ equity transactions	(10,993)	(32,625)	(6,946)	(52,526)	41,696	(1,609)	(89,825)	(9,092)

Total increase (decrease) in contract owners’ equity	1,122	(25,759)	26,853	(50,555)	70,249	2,644	(91,521)	6,118

CONTRACT OWNERS’ EQUITY
Beginning of period	38,326	115,628	90,370	50,555	69,146	11,591	219,798	47,318

End of period	$39,448	$89,869	$117,223	$—	$139,395	$14,235	$128,277	$53,436

(l)	Cessation of operations effective April 27, 2009, DWS Janus Growth & Income VIP Subaccount. Fund merged into DWS Capital Growth VIP Subaccount.

(m)	Effective April 27, 2009, DWS Large Cap Value VIP Subaccount merged with DWS Davis Venture VIP Subaccount.

(n)	Effective May 1, 2009, DWS Money Market Subaccount merged with Janus Aspen Small Company Value Subaccount.

See accompanying notes to financial statements

26

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2009

(in thousands)

	DWS Variable Series II				DWS Investments VIT Funds		Fidelity Variable Insurance Products Funds
	DWS Strategic Income VIP Subaccount	DWS Strategic Value VIP Subaccount(o)	DWS Technology VIP Subaccount	DWS Turner Mid Cap Growth VIP Subaccount	DWS Equity 500 Index VIP Subaccount	DWS RREEF Real Estate Securities VIP Subaccount	Fidelity VIP Asset Manager Subaccount	Fidelity VIP Contrafund Subaccount
OPERATIONS
Net investment income (loss)	$1,723	$5,469	$(557)	$(486)	$1,080	$—	$53	$59
Net realized gain (loss) on investments	(1,705)	(38,250)	199	(15,328)	(10,232)	—	(276)	(4,719)
Change in unrealized appreciation (depreciation) of investments	8,346	63,825	18,685	29,047	24,478	—	1,493	22,793

Net increase (decrease) in contract owners’ equity resulting from operations	8,364	31,044	18,327	13,233	15,326	—	1,270	18,133

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	158	1,426	585	1,846	1,323	—	140	2,462
Net transfer (to) from affiliate and subaccounts	180	(28,368)	(1,069)	(6,697)	(3,161)	—	(289)	(166)
Payments for redemptions	(11,063)	(35,623)	(7,295)	(9,740)	(17,484)	—	(649)	(7,198)
Guaranteed retirement income benefit, maintenance fees, and other fees	(112)	(446)	(122)	(95)	(200)	—	(4)	(34)
Annuity payout reserve adjustment	(2)	(20)	(2)	(2)	(8)	—	2	(131)

Net increase (decrease) from contract owners’ equity transactions	(10,839)	(63,031)	(7,903)	(14,688)	(19,530)	—	(800)	(5,067)

Total increase (decrease) in contract owners’ equity	(2,475)	(31,987)	10,424	(1,455)	(4,204)	—	470	13,066

CONTRACT OWNERS’ EQUITY
Beginning of period	46,678	191,501	37,019	39,314	79,314	—	5,016	58,211

End of period	$44,203	$159,514	$47,443	$37,859	$75,110	$—	$5,486	$71,277

(o)	Effective June 1, 2009, name was changed from DWS Dreman High Return Equity VIP Subaccount.

See accompanying notes to financial statements

27

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2009

(in thousands)

	Fidelity Variable Insurance Products Funds			Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Equity Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Index 500 Subaccount	Franklin Rising Dividends Securities Subaccount	Franklin Small Cap Value Securities Subaccount	Franklin Strategic Income Securities Subaccount	Franklin U.S. Government Subaccount	Franklin Zero Coupon 2010 Subaccount
OPERATIONS
Net investment income (loss)	$230	$(186)	$682	$7	$14	$527	$131	$249
Net realized gain (loss) on investments	(2,193)	(666)	834	(422)	(693)	(287)	59	116
Change in unrealized appreciation (depreciation) of investments	8,332	5,915	11,487	1,196	1,693	1,572	(98)	(473)

Net increase (decrease) in contract owners’ equity resulting from operations	6,369	5,063	13,003	781	1,014	1,812	92	(108)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	894	826	1,916	221	218	406	212	264
Net transfer (to) from affiliate and subaccounts	(1,731)	241	(2,079)	(178)	(420)	2,402	973	(1,402)
Payments for redemptions	(3,406)	(2,281)	(6,413)	(680)	(431)	(1,548)	(1,176)	(1,261)
Guaranteed retirement income benefit, maintenance fees, and other fees	(17)	(24)	(51)	(2)	(2)	(3)	(2)	(4)
Annuity payout reserve adjustment	1	(98)	(389)	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(4,259)	(1,336)	(7,016)	(639)	(635)	1,257	7	(2,403)

Total increase (decrease) in contract owners’ equity	2,110	3,727	5,987	142	379	3,069	99	(2,511)

CONTRACT OWNERS’ EQUITY
Beginning of period	25,787	21,552	57,344	5,650	4,322	6,957	4,573	9,721

End of period	$27,897	$25,279	$63,331	$5,792	$4,701	$10,026	$4,672	$7,210

See accompanying notes to financial statements

28

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2009

(in thousands)

	Franklin Templeton Variable Insurance Products Trust			ING Global Resources Trust	ING Investors Trust	Janus Aspen Series
	Mutual Global Discovery Securities Subaccount(p)	Mutual Shares Securities Subaccount	Templeton Developing Markets Securities Subaccount	ING Global Resources Trust Subaccount	ING JPMorgan Emerging Markets Equity Subaccount	Janus Aspen Balanced Subaccount	Janus Aspen Enterprise Subaccount(q)	Janus Aspen Forty Subaccount
OPERATIONS
Net investment income (loss)	$(30)	$36	$156	$(86)	$26	$1,249	$(473)	$(14)
Net realized gain (loss) on investments	453	(1,164)	(988)	(929)	121	4,308	1,347	2
Change in unrealized appreciation (depreciation) of investments	3,645	2,410	3,831	3,745	4,081	10,499	12,483	389

Net increase (decrease) in contract owners’ equity resulting from operations	4,068	1,282	2,999	2,730	4,228	16,056	13,357	377

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	940	331	227	294	223	2,227	1,110	6
Net transfer (to) from affiliate and subaccounts	(130)	(312)	887	(744)	609	(2,403)	(1,163)	(26)
Payments for redemptions	(2,525)	(646)	(668)	(867)	(876)	(8,707)	(3,605)	(63)
Guaranteed retirement income benefit, maintenance fees, and other fees	(7)	(3)	(2)	(4)	(4)	(44)	(40)	(2)
Annuity payout reserve adjustment	—	—	—	(17)	(28)	(2)	—	—

Net increase (decrease) from contract owners’ equity transactions	(1,722)	(630)	444	(1,338)	(76)	(8,929)	(3,698)	(85)

Total increase (decrease) in contract owners’ equity	2,346	652	3,443	1,392	4,152	7,127	9,659	292

CONTRACT OWNERS’ EQUITY
Beginning of period	19,958	5,983	4,477	8,489	6,274	72,750	33,159	905

End of period	$22,304	$6,635	$7,920	$9,881	$10,426	$79,877	$42,818	$1,197

(p)	Effective May 1, 2009, name was changed from Mutual Discovery Securities Subaccount.
(q)	Effective May 1, 2009, name was changed from Janus Aspen Mid Cap Growth Subaccount.

See accompanying notes to financial statements

29

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2009

(in thousands)

	Janus Aspen Series				JPMorgan Insurance Trust
	Janus Aspen Janus Subaccount(r)	Janus Aspen Perkins Mid Cap Value Subaccount	Janus Aspen Perkins Small Company Value Subaccount(s)	Janus Aspen Worldwide Subaccount(t)	JPMorgan Insurance Trust Balanced Subaccount	JPMorgan Insurance Trust Core Bond Subaccount(u)	JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount
OPERATIONS
Net investment income (loss)	$(187)	$(43)	$(17)	$51	$1	$(5)	$(9)
Net realized gain (loss) on investments	240	(367)	(3,579)	(393)	(1)	(1)	(171)
Change in unrealized appreciation (depreciation) of investments	7,452	1,590	3,320	13,024	7	46	395

Net increase (decrease) in contract owners’ equity resulting from operations	7,505	1,180	(276)	12,682	7	40	215

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	759	172	79	1,418	—	14	34
Net transfer (to) from affiliate and subaccounts	(879)	(80)	(4,377)	(1,084)	36	1,417	(68)
Payments for redemptions	(2,246)	(458)	(152)	(4,138)	(2)	(83)	(83)
Guaranteed retirement income benefit, maintenance fees, and other fees	(30)	(2)	(1)	(43)	—	—	—
Annuity payout reserve adjustment	(33)	—	—	(93)	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(2,429)	(368)	(4,451)	(3,940)	34	1,348	(117)

Total increase (decrease) in contract owners’ equity	5,076	812	(4,727)	8,742	41	1,388	98

CONTRACT OWNERS’ EQUITY
Beginning of period	23,602	4,052	4,727	38,236	23	48	683

End of period	$28,678	$4,864	$—	$46,978	$64	$1,436	$781

(r)	Effective May 1, 2009, name was changed from Janus Aspen Large Cap Growth Subaccount.
(s)	Cessation of operations as of May 1, 2009, Janus Aspen Perkins Small Company Value Subaccount. Funds merged with DWS Money Market Subaccount.
(t)	Effective May 1, 2009, name was changed from Janus Aspen Worldwide Growth Subaccount.
(u)	Effective May 1, 2009, JPMorgan Insurance Trust Core Bond Subaccount merged with JPMorgan Insurance Trust Government Bond Subaccount.

See accompanying notes to financial statements

30

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2009

(in thousands)

	JPMorgan Insurance Trust
	JPMorgan Insurance Trust Equity Index Subaccount	JPMorgan Insurance Trust Government Bond Subaccount(v)	JPMorgan Insurance Trust International Equity Subaccount(w)	JPMorgan Insurance Trust Intrepid Growth Subaccount	JPMorgan Insurance Trust Intrepid Mid Cap Subaccount	JPMorgan Insurance Trust Mid Cap Value Subaccount(x)	JPMorgan Insurance Trust Small Cap Core Subaccount(y)	JPMorgan Insurance Trust U.S. Equity Subaccount(z)
OPERATIONS
Net investment income (loss)	$2	$36	$66	$—	$7	$(50)	$(30)	$7
Net realized gain (loss) on investments	(41)	12	(599)	—	(405)	(486)	(658)	(63)
Change in unrealized appreciation (depreciation) of investments	63	(22)	(3,238)	5	1,213	(946)	(889)	186

Net increase (decrease) in contract owners’ equity resulting from operations	24	26	(3,771)	5	815	(1,482)	(1,577)	130

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	3	1	297	—	171	169	113	13
Net transfer (to) from affiliate and subaccounts	2	(672)	16,404	—	(196)	8,990	6,293	(35)
Payments for redemptions	(92)	(3)	(1,310)	—	(337)	(637)	(329)	(98)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	(5)	—	(1)	(2)	(2)	—
Annuity payout reserve adjustment	—	—	18	—	—	—	7	—

Net increase (decrease) from contract owners’ equity transactions	(87)	(674)	15,404	—	(363)	8,520	6,082	(120)

Total increase (decrease) in contract owners’ equity	(63)	(648)	11,633	5	452	7,038	4,505	10

CONTRACT OWNERS’ EQUITY
Beginning of period	185	648	—	12	2,705	693	—	471

End of period	$122	$—	$11,633	$17	$3,157	$7,731	$4,505	$481

(v)	Cessation of operations, effective May 1, 2009, JPMorgan Insurance Trust Government Bond Subaccount. Funds merged with JPMorgan Insurance Trust Core Bond Subaccount.
(w)	Effective May 1, 2009, JPMorgan Insurance Trust International Equity Subaccount merged with JPMorgan International Equity Subaccount.
(x)

Effective May 1, 2009, JPMorgan Insurance Trust Mid Cap Value Subaccount merged with JPMorgan Mid Cap Value Subaccount. On the same date, name was changed from JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount.

(y)	Effective May 1, 2009, JPMorgan Insurance Trust Small Cap Core Subaccount merged with JPMorgan Small Company Subaccount.

(z)	Effective May 1, 2009, name was changed from JPMorgan Insurance Trust Diversified Equity Subaccount.

See accompanying notes to financial statements

31

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2009

(in thousands)

	JPMorgan Series Trust II			Oppenheimer Variable Account Funds
	JPMorgan International Equity Subaccount(aa)	JPMorgan MidCap Value Subaccount(bb)	JPMorgan Small Company Subaccount(cc)	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer High Income Subaccount	Oppenheimer Main Street Subaccount
OPERATIONS
Net investment income (loss)	$421	$123	$7	$(34)	$164	$(8)	$19
Net realized gain (loss) on investments	(169)	(356)	(171)	(162)	(1,651)	(915)	(718)
Change in unrealized appreciation (depreciation) of investments	6,538	3,248	2,528	1,080	9,261	1,049	1,978

Net increase (decrease) in contract owners’ equity resulting from operations	6,790	3,015	2,364	884	7,774	126	1,279

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	161	79	61	110	1,291	31	235
Net transfer (to) from affiliate and subaccounts	(17,358)	(9,512)	(6,912)	270	(931)	370	(654)
Payments for redemptions	(401)	(147)	(107)	(380)	(3,628)	(87)	(882)
Guaranteed retirement income benefit, maintenance fees, and other fees	(1)	—	(1)	(1)	(10)	—	(4)
Annuity payout reserve adjustment	(7)	—	(20)	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(17,606)	(9,580)	(6,979)	(1)	(3,278)	314	(1,305)

Total increase (decrease) in contract owners’ equity	(10,816)	(6,565)	(4,615)	883	4,496	440	(26)

CONTRACT OWNERS’ EQUITY
Beginning of period	10,816	6,565	4,615	2,116	23,933	449	5,935

End of period	$—	$—	$—	$2,999	$28,429	$889	$5,909

(aa)	Cessation of operations effective May 1, 2009, JPMorgan International Equity Subaccount. Funds merged with JPMorgan Insurance Trust International Equity Subaccount.

(bb)	Cessation of operations effective May 1, 2009, JPMorgan MidCap Value Subaccount. Funds merged with JPMorgan Insurance Trust Mid Cap Value Subaccount.

(cc)	Cessation of operations effective May 1, 2009, JPMorgan Small Company Subaccount. Funds merged with JPMorgan Insurance Trust Small Cap Core Subaccount.

See accompanying notes to financial statements

32

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2009

(in thousands)

	Oppenheimer Variable Account Funds			PIMCO Variable Insurance Trust
	Oppenheimer Main Street Small Cap Subaccount	Oppenheimer MidCap Fund Subaccount	Oppenheimer Strategic Bond Subaccount	PIMCO Foreign Bond Subaccount	PIMCO Low Duration Subaccount
OPERATIONS
Net investment income (loss)	$(45)	$(6)	$(91)	$3	$3
Net realized gain (loss) on investments	(729)	(86)	(357)	10	6
Change in unrealized appreciation (depreciation) of investments	2,829	212	1,742	2	5

Net increase (decrease) in contract owners’ equity resulting from operations	2,055	120	1,294	15	14

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	345	31	412	1	—
Net transfer (to) from affiliate and subaccounts	(427)	81	(147)	4	3
Payments for redemptions	(960)	(70)	(1,828)	(22)	—
Guaranteed retirement income benefit, maintenance fees, and other fees	(4)	—	(3)	—	—
Annuity payout reserve adjustment	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(1,046)	42	(1,566)	(17)	3

Total increase (decrease) in contract owners’ equity	1,009	162	(272)	(2)	17

CONTRACT OWNERS’ EQUITY
Beginning of period	6,392	371	8,917	126	123

End of period	$7,401	$533	$8,645	$124	$140

See accompanying notes to financial statements

33

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2008

(in thousands)

	AIM Variable Insurance Funds				The Alger American Fund
	AIM V.I. Financial Services Fund Subaccount	AIM V.I. Global Health Care Subaccount	AIM V.I. Global Real Estate Subaccount	AIM V.I. Utilities Subaccount	Alger American Balanced Subaccount	Alger American Capital Appreciation Subaccount(a)	Alger American Large Cap Growth Subaccount(b)	Alger American MidCap Growth Subaccount	Alger American Small Cap Growth Subaccount(c)
OPERATIONS
Net investment income (loss)	$24	$(33)	$394	$403	$916	$(1,216)	$(149)	$(219)	$(99)
Net realized gain (loss) on investments	(244)	525	(204)	3,707	4,361	11,891	1,047	5,307	394
Change in unrealized appreciation (depreciation) of investments	(758)	(1,324)	(5,874)	(23,387)	(32,151)	(61,940)	(8,827)	(20,455)	(5,000)

Net increase (decrease) in contract owners’ equity resulting from operations	(978)	(832)	(5,684)	(19,277)	(26,874)	(51,265)	(7,929)	(15,367)	(4,705)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	304	491	702	1,570	437	2,045	1,248	1,769	861
Net transfer (to) from affiliate and subaccounts	828	(365)	(2,524)	(5,375)	(7,907)	(9,002)	(887)	(2,290)	(64)
Payments for redemptions	(156)	(182)	(1,342)	(7,576)	(13,435)	(15,272)	(1,941)	(2,079)	(616)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	(1)	(4)	(109)	(190)	(229)	(9)	(8)	(4)
Annuity payout reserve adjustment	—	—	—	2	(2)	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	976	(57)	(3,168)	(11,488)	(21,097)	(22,458)	(1,589)	(2,608)	177

Total increase (decrease) in contract owners’ equity	(2)	(889)	(8,852)	(30,765)	(47,971)	(73,723)	(9,518)	(17,975)	(4,528)

CONTRACT OWNERS’ EQUITY
Beginning of period	807	2,654	14,760	58,941	92,543	121,012	18,405	27,893	9,698

End of period	$805	$1,765	$5,908	$28,176	$44,572	$47,289	$8,887	$9,918	$5,170

(a)	Effective May 1, 2008, name was changed to Alger American Capital Appreciation from Alger American Leverage AllCap.

(b)	Effective July 1, 2008, name was changed to Alger American LargeCap Growth from Alger American Growth.

(c)	Effective May 1, 2008, name was changed to Alger American SmallCap Growth from Alger American Small Capitalization.

See accompanying notes to financial statements

34

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2008

(in thousands)

	American Century Variable Portfolios, Inc.		Credit Suisse Trust		Dreyfus Investment Portfolios	The Dreyfus Socially Responsible Growth Fund, Inc.	DWS Variable Series I
	American Century VP Income & Growth Subaccount	American Century VP Value Subaccount	Credit Suisse Trust Emerging Markets Subaccount	Credit Suisse Trust Global Small Cap Subaccount	Dreyfus I.P. MidCap Stock Subaccount	Dreyfus Socially Responsible Growth Subaccount	DWS Bond VIP Subaccount	DWS Capital Growth VIP Subaccount	DWS Global Opportunities VIP Subaccount
OPERATIONS
Net investment income (loss)	$161	$268	$318	$37	$(438)	$(43)	$1,087	$(830)	$(1,406)
Net realized gain (loss) on investments	1,517	2,211	12,474	765	7,621	403	(1,605)	8,681	34,628
Change in unrealized appreciation (depreciation) of investments	(8,940)	(9,327)	(69,858)	(9,700)	(57,816)	(3,455)	(4,600)	(128,446)	(113,784)

Net increase (decrease) in contract owners’ equity resulting from operations	(7,262)	(6,848)	(57,066)	(8,898)	(50,633)	(3,095)	(5,118)	(120,595)	(80,562)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	1,412	1,138	1,265	117	911	337	1,893	3,465	1,405
Net transfer (to) from affiliate and subaccounts	(3,999)	(2,983)	(10,075)	(5,580)	(16,164)	(1,019)	1,610	(27,378)	(17,683)
Payments for redemptions	(3,788)	(3,263)	(12,195)	(2,565)	(19,295)	(941)	(6,712)	(53,881)	(23,171)
Guaranteed retirement income benefit, maintenance fees, and other fees	(9)	(11)	(185)	(40)	(276)	(17)	(34)	(684)	(324)
Annuity payout reserve adjustment	—	—	—	—	1	—	—	8	(3)

Net increase (decrease) from contract owners’ equity transactions	(6,384)	(5,119)	(21,190)	(8,068)	(34,823)	(1,640)	(3,243)	(78,470)	(39,776)

Total increase (decrease) in contract owners’ equity	(13,646)	(11,967)	(78,256)	(16,966)	(85,456)	(4,735)	(8,361)	(199,065)	(120,338)

CONTRACT OWNERS’ EQUITY
Beginning of period	24,841	28,006	111,926	24,325	143,835	9,743	27,128	398,067	182,078

End of period	$11,195	$16,039	$33,670	$7,359	$58,379	$5,008	$18,767	$199,002	$61,740

See accompanying notes to financial statements

35

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2008

(in thousands)

	DWS Variable Series I			DWS Variable Series II
	DWS Growth & Income VIP Subaccount	DWS Health Care VIP Subaccount	DWS International VIP Subaccount	DWS Balanced VIP Subaccount	DWS Blue Chip VIP Subaccount	DWS Core Fixed Income VIP Subaccount	DWS Davis Venture Value VIP Subaccount	DWS Dreman High Return Equity VIP Subaccount
OPERATIONS
Net investment income (loss)	$385	$(682)	$39	$6,876	$542	$5,548	$282	$7,089
Net realized gain (loss) on investments	9,427	14,485	29,699	428	25,655	(5,516)	27,639	42,881
Change in unrealized appreciation (depreciation) of investments	(34,227)	(31,483)	(94,896)	(84,733)	(77,146)	(18,257)	(114,478)	(268,104)

Net increase (decrease) in contract owners’ equity resulting from operations	(24,415)	(17,680)	(65,158)	(77,429)	(50,949)	(18,225)	(86,557)	(218,134)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	646	719	1,624	2,108	541	2,299	1,547	3,242
Net transfer (to) from affiliate and subaccounts	(7,604)	(4,403)	(15,950)	(12,105)	(16,407)	(4,230)	(26,626)	(59,615)
Payments for redemptions	(8,987)	(9,878)	(18,326)	(37,996)	(21,499)	(19,841)	(27,935)	(63,560)
Guaranteed retirement income benefit, maintenance fees, and other fees	(117)	(173)	(254)	(300)	(276)	(189)	(461)	(963)
Annuity payout reserve adjustment	—	(1)	5	10	4	—	12	18

Net increase (decrease) from contract owners’ equity transactions	(16,062)	(13,736)	(32,901)	(48,283)	(37,637)	(21,961)	(53,463)	(120,878)

Total increase (decrease) in contract owners’ equity	(40,477)	(31,416)	(98,059)	(125,712)	(88,586)	(40,186)	(140,020)	(339,012)

CONTRACT OWNERS’ EQUITY
Beginning of period	71,715	73,784	151,230	303,165	151,090	99,451	236,921	530,513

End of period	$31,238	$42,368	$53,171	$177,453	$62,504	$59,265	$96,901	$191,501

See accompanying notes to financial statements

36

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2008

(in thousands)

	DWS Variable Series II
	DWS Dreman Small Mid Cap Value VIP Subaccount	DWS Global Thematic VIP Subaccount	DWS Government & Agency Securities VIP Subaccount	DWS High Income VIP Subaccount	DWS International Select Equity VIP Subaccount	DWS Janus Growth & Income VIP Subaccount	DWS Large Cap Value VIP Subaccount	DWS Mid Cap Growth VIP Subaccount
OPERATIONS
Net investment income (loss)	$1,011	$147	$3,865	$12,748	$(462)	$(190)	$835	$(335)
Net realized gain (loss) on investments	56,263	11,869	(1,595)	(10,119)	34,984	6,603	29,796	1,522
Change in unrealized appreciation (depreciation) of investments	(158,368)	(60,529)	1,400	(34,804)	(115,672)	(53,618)	(78,273)	(16,329)

Net increase (decrease) in contract owners’ equity resulting from operations	(101,094)	(48,513)	3,670	(32,175)	(81,150)	(47,205)	(47,642)	(15,142)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	3,684	1,161	1,958	1,803	2,455	698	1,530	172
Net transfer (to) from affiliate and subaccounts	(51,839)	(9,679)	34,702	(8,541)	(9,027)	(8,955)	(3,833)	(3,812)
Payments for redemptions	(37,025)	(12,153)	(25,652)	(21,016)	(21,400)	(16,323)	(18,149)	(4,620)
Guaranteed retirement income benefit, maintenance fees, and other fees	(531)	(202)	(247)	(199)	(254)	(243)	(221)	(66)
Annuity payout reserve adjustment	9	2	(3)	2	3	6	10	—

Net increase (decrease) from contract owners’ equity transactions	(85,702)	(20,871)	10,758	(27,951)	(28,223)	(24,817)	(20,663)	(8,326)

Total increase (decrease) in contract owners’ equity	(186,796)	(69,384)	14,428	(60,126)	(109,373)	(72,022)	(68,305)	(23,468)

CONTRACT OWNERS’ EQUITY
Beginning of period	325,047	107,710	101,200	150,496	175,919	122,577	137,451	35,059

End of period	$138,251	$38,326	$115,628	$90,370	$66,546	$50,555	$69,146	$11,591

See accompanying notes to financial statements

37

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2008

(in thousands)

	DWS Variable Series II					DWS Investments VIT Funds
	DWS Money Market VIP Subaccount(d)	DWS Small Cap Growth VIP Subaccount	DWS Strategic Income VIP Subaccount	DWS Technology VIP Subaccount	DWS Turner Mid Cap Growth VIP Subaccount	DWS RREEF Real Estate Securities VIP Subaccount(e)	DWS Equity 500 Index VIP Subaccount
OPERATIONS
Net investment income (loss)	$2,596	$(1,161)	$3,107	$(968)	$(1,124)	$0	$1,648
Net realized gain (loss) on investments	—	(423)	(2,721)	(1,572)	15,889	(6)	(4,599)
Change in unrealized appreciation (depreciation) of investments	—	(53,891)	(7,303)	(38,755)	(65,990)	6	(59,188)

Net increase (decrease) in contract owners’ equity resulting from operations	2,596	(55,475)	(6,917)	(41,295)	(51,225)	—	(62,139)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	12,270	1,539	302	1,485	488	—	2,517
Net transfer (to) from affiliate and subaccounts	239,927	(7,191)	972	(9,995)	(2,679)	(26)	(17,688)
Payments for redemptions	(224,193)	(13,520)	(11,760)	(13,784)	(13,525)	(7)	(26,608)
Guaranteed retirement income benefit, maintenance fees, and other fees	(510)	(177)	(163)	(187)	(211)	—	(364)
Annuity payout reserve adjustment	5	(1)	2	(1)	1	—	5

Net increase (decrease) from contract owners’ equity transactions	27,499	(19,350)	(10,647)	(22,482)	(15,926)	(33)	(42,138)

Total increase (decrease) in contract owners’ equity	30,095	(74,825)	(17,564)	(63,777)	(67,151)	(33)	(104,277)

CONTRACT OWNERS’ EQUITY
Beginning of period	189,703	122,143	64,242	100,796	106,465	33	183,591

End of period	$219,798	$47,318	$46,678	$37,019	$39,314	$—	$79,314

(d)	Effective April 25, 2008, DWS Money Market VIP Subaccount merged with DWS RREEF Real Estate Securities VIP.
(e)	Cessation of operations as of April 25, 2008, DWS RREEF Real Estate Securities VIP Subaccount. Funds merged with DWS Money Market VIP Subaccount.

See accompanying notes to financial statements

38

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2008

(in thousands)

	Fidelity Variable Insurance Products Funds				Fidelity Variable Insurance Products Funds	Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Asset Manager Subaccount	Fidelity VIP Contrafund Subaccount	Fidelity VIP Equity Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Index 500 Subaccount	Franklin Rising Dividends Securities Subaccount	Franklin Small Cap Value Securities Subaccount	Franklin Strategic Income Securities Subaccount	Franklin U.S. Government Subaccount
OPERATIONS
Net investment income (loss)	$84	$(326)	$406	$(199)	$634	$42	$(8)	$587	$125
Net realized gain (loss) on investments	513	5,347	(296)	3,720	4,877	28	86	(462)	40
Change in unrealized appreciation (depreciation) of investments	(2,973)	(53,099)	(22,449)	(24,716)	(42,790)	(2,661)	(2,471)	(1,409)	90

Net increase (decrease) in contract owners’ equity resulting from operations	(2,376)	(48,078)	(22,339)	(21,195)	(37,279)	(2,591)	(2,393)	(1,284)	255

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	636	6,250	2,252	2,945	4,189	502	737	2,207	1,203
Net transfer (to) from affiliate and subaccounts	(267)	(7,677)	(4,531)	(2,601)	(5,752)	(1,007)	361	(2,043)	856
Payments for redemptions	(994)	(11,398)	(7,272)	(4,874)	(12,396)	(1,850)	(694)	(1,609)	(661)
Guaranteed retirement income benefit, maintenance fees, and other fees	(5)	(39)	(20)	(29)	(58)	(3)	(2)	(2)	(1)
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(630)	(12,864)	(9,571)	(4,559)	(14,017)	(2,358)	402	(1,447)	1,397

Total increase (decrease) in contract owners’ equity	(3,006)	(60,942)	(31,910)	(25,754)	(51,296)	(4,949)	(1,991)	(2,731)	1,652

CONTRACT OWNERS’ EQUITY
Beginning of period	8,022	119,153	57,697	47,306	108,640	10,599	6,313	9,688	2,921

End of period	$5,016	$58,211	$25,787	$21,552	$57,344	$5,650	$4,322	$6,957	$4,573

See accompanying notes to financial statements

39

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2008

(in thousands)

	Franklin Templeton Variable Insurance Products Trust				ING Global Resources Trust	ING Investors Trust
	Franklin Zero Coupon 2010 Subaccount	Mutual Discovery Securities Subaccount	Mutual Shares Securities Subaccount	Templeton Developing Markets Securities Subaccount	ING Global Resources Trust Subaccount	ING JPMorgan Emerging Markets Equity Subaccount
OPERATIONS
Net investment income (loss)	$310	$239	$140	$126	$58	$148
Net realized gain (loss) on investments	129	2,120	179	2,078	1,831	1,374
Change in unrealized appreciation (depreciation) of investments	117	(11,389)	(3,943)	(8,356)	(9,526)	(9,019)

Net increase (decrease) in contract owners’ equity resulting from operations	556	(9,030)	(3,624)	(6,152)	(7,637)	(7,497)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	1,622	2,310	1,064	783	1,220	791
Net transfer (to) from affiliate and subaccounts	(226)	(2,268)	534	(2,426)	(1,148)	(1,845)
Payments for redemptions	(2,233)	(3,167)	(1,113)	(1,198)	(1,952)	(911)
Guaranteed retirement income benefit, maintenance fees, and other fees	(5)	(12)	(3)	(2)	(6)	(5)
Annuity payout reserve adjustment	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(843)	(3,137)	482	(2,843)	(1,886)	(1,970)

Total increase (decrease) in contract owners’ equity	(287)	(12,167)	(3,142)	(8,995)	(9,523)	(9,467)

CONTRACT OWNERS’ EQUITY
Beginning of period	10,008	32,125	9,125	13,472	18,012	15,741

End of period	$9,721	$19,958	$5,983	$4,477	$8,489	$6,274

See accompanying notes to financial statements

40

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2008

(in thousands)

	Janus Aspen Series
	Janus Aspen Balanced Subaccount	Janus Aspen Forty Subaccount	Janus Aspen Large Cap Growth Subaccount	Janus Aspen Mid Cap Growth Subaccount	Janus Aspen Perkins Mid Cap Value Subaccount(f)	Janus Aspen Perkins Small Company Value Subaccount(g)	Janus Aspen Worldwide Growth Subaccount
OPERATIONS
Net investment income (loss)	$1,174	$(18)	$(194)	$(577)	$(46)	$(95)	$(67)
Net realized gain (loss) on investments	9,204	61	1,886	6,861	382	(38)	1,390
Change in unrealized appreciation (depreciation) of investments	(26,339)	(759)	(18,535)	(35,279)	(1,930)	(2,877)	(35,282)

Net increase (decrease) in contract owners’ equity resulting from operations	(15,961)	(716)	(16,843)	(28,995)	(1,594)	(3,010)	(33,959)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	4,797	8	1,623	2,498	328	605	2,664
Net transfer (to) from affiliate and subaccounts	(2,475)	1	(2,258)	(3,131)	(153)	(1,000)	(3,430)
Payments for redemptions	(12,957)	(138)	(3,837)	(6,024)	(579)	(1,568)	(6,549)
Guaranteed retirement income benefit, maintenance fees, and other fees	(49)	(3)	(33)	(44)	(2)	(4)	(46)
Annuity payout reserve adjustment	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(10,684)	(132)	(4,505)	(6,701)	(406)	(1,967)	(7,361)

Total increase (decrease) in contract owners’ equity	(26,645)	(848)	(21,348)	(35,696)	(2,000)	(4,977)	(41,320)

CONTRACT OWNERS’ EQUITY
Beginning of period	99,395	1,753	44,950	68,855	6,052	9,704	79,556

End of period	$72,750	$905	$23,602	$33,159	$4,052	$4,727	$38,236

(f)	Effective December 31, 2008, name was changed to Janus Aspen Perkins Mid Cap Value from Janus Aspen Mid Cap Value.

(g)	Effective December 31, 2008, name was changed to Janus Aspen Perkins Small Company Value from Janus Aspen Small Company Value.

See accompanying notes to financial statements

41

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2008

(in thousands)

	JPMorgan Insurance Trust
	JPMorgan Insurance Trust Balanced Subaccount	JPMorgan Insurance Trust Core Bond Subaccount	JPMorgan Insurance Trust Diversified Equity Subaccount	JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount	JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount	JPMorgan Insurance Trust Equity Index Subaccount	JPMorgan Insurance Trust Government Bond Subaccount	JPMorgan Insurance Trust Intrepid Growth Subaccount	JPMorgan Insurance Trust Intrepid Mid Cap Subaccount
OPERATIONS
Net investment income (loss)	$2	$—	$(1)	$(13)	$2	$—	$17	$—	$(29)
Net realized gain (loss) on investments	(2)	1	20	(31)	(179)	(5)	2	(3)	(112)
Change in unrealized appreciation (depreciation) of investments	(12)	—	(378)	(471)	(255)	(60)	15	(4)	(1,740)

Net increase (decrease) in contract owners’ equity resulting from operations	(12)	1	(359)	(515)	(432)	(65)	34	(7)	(1,881)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	—	—	32	184	74	5	305	45	303
Net transfer (to) from affiliate and subaccounts	(3)	28	(160)	(194)	(197)	86	149	(18)	(442)
Payments for redemptions	(22)	(14)	(259)	(93)	(177)	(3)	(3)	(8)	(397)
Guaranteed retirement income benefit, maintenance fees, and other fees	—	—	—	—	—	—	—	—	(1)
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(25)	14	(387)	(103)	(300)	88	451	19	(537)

Total increase (decrease) in contract owners’ equity	(37)	15	(746)	(618)	(732)	23	485	12	(2,418)

CONTRACT OWNERS’ EQUITY
Beginning of period	60	33	1,217	1,301	1,425	162	163	—	5,123

End of period	$23	$48	$471	$683	$693	$185	$648	$12	$2,705

See accompanying notes to financial statements

42

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2008

(in thousands)

	JPMorgan Series Trust II			Oppenheimer Variable Account Funds
	JPMorgan International Equity Subaccount	JPMorgan MidCap Value Subaccount	JPMorgan Small Company Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount	Oppenheimer High Income Subaccount	Oppenheimer Main Street Subaccount
OPERATIONS
Net investment income (loss)	$87	$(19)	$(73)	$(47)	$6	$121	$0
Net realized gain (loss) on investments	3,938	577	317	58	3,189	(635)	608
Change in unrealized appreciation (depreciation) of investments	(13,163)	(4,368)	(2,547)	(1,958)	(21,487)	(1,500)	(4,828)

Net increase (decrease) in contract owners’ equity resulting from operations	(9,138)	(3,810)	(2,303)	(1,947)	(18,292)	(2,014)	(4,220)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	1,481	466	331	215	2,611	398	791
Net transfer (to) from affiliate and subaccounts	(2,694)	(1,703)	(328)	(190)	(4,568)	(651)	(1,136)
Payments for redemptions	(4,073)	(1,333)	(1,006)	(300)	(4,876)	(207)	(2,051)
Guaranteed retirement income benefit, maintenance fees, and other fees	(6)	(4)	(4)	(1)	(11)	—	(4)
Annuity payout reserve adjustment	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(5,292)	(2,574)	(1,007)	(276)	(6,844)	(460)	(2,400)

Total increase (decrease) in contract owners’ equity	(14,430)	(6,384)	(3,310)	(2,223)	(25,136)	(2,474)	(6,620)

CONTRACT OWNERS’ EQUITY
Beginning of period	25,246	12,949	7,925	4,339	49,069	2,923	12,555

End of period	$10,816	$6,565	$4,615	$2,116	$23,933	$449	$5,935

See accompanying notes to financial statements

43

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2008

(in thousands)

	Oppenheimer Variable Account Funds			PIMCO Variable Insurance Trust
	Oppenheimer Main Street Small Cap Subaccount	Oppenheimer MidCap Fund Subaccount	Oppenheimer Strategic Bond Subaccount	PIMCO Foreign Bond Subaccount	PIMCO Low Duration Subaccount
OPERATIONS
Net investment income (loss)	$(106)	$(9)	$400	$2	$4
Net realized gain (loss) on investments	601	(23)	(264)	—	2
Change in unrealized appreciation (depreciation) of investments	(5,101)	(383)	(2,402)	(8)	(8)

Net increase (decrease) in contract owners’ equity resulting from operations	(4,606)	(415)	(2,266)	(6)	(2)

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	986	53	4,418	1	—
Net transfer (to) from affiliate and subaccounts	(2,277)	(78)	(463)	(20)	(20)
Payments for redemptions	(1,681)	(48)	(2,119)	(8)	(4)
Guaranteed retirement income benefit, maintenance fees, and other fees	(5)	—	(3)	—	—
Annuity payout reserve adjustment	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(2,977)	(73)	1,833	(27)	(24)

Total increase (decrease) in contract owners’ equity	(7,583)	(488)	(433)	(33)	(26)

CONTRACT OWNERS’ EQUITY
Beginning of period	13,975	859	9,350	159	149

End of period	$6,392	$371	$8,917	$126	$123

See accompanying notes to financial statements

44

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(1) Organization:

KILICO Variable Annuity Separate Account (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company (“KILICO” or the “Company”). KILICO is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.

The Company is a wholly owned subsidiary of Kemper Corporation (“Kemper”), a non-operating holding company. Kemper is a direct wholly owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”). ZHCA is an indirect wholly owned subsidiary of Zurich Group Holding (“ZGH” or “Zurich”), a Swiss holding company. ZGH is wholly owned by Zurich Financial Services (“ZFS” or the “Parent”).

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from KILICO’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business KILICO may conduct.

The Separate Account is used to fund contracts or certificates (collectively referred to as “Contracts”) for Kemper Advantage III periodic and flexible payment variable annuity contracts (“Kemper Advantage III”), Scudder Passport individual and group variable, fixed and market value adjusted deferred annuity contracts (“Scudder Passport”), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts (“Scudder Destinations”), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts (“Farmers Variable Annuity I”), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred”), Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred Plus”), Scudder ZS4 individual and group variable and market value adjusted deferred annuity contracts (“Scudder ZS4”) and Zurich Archway individual and group variable and market value adjusted deferred annuity contracts (“Zurich Archway”). The Separate Account is divided into a total of seventy-seven subaccounts with various subaccount options available to contract owners depending upon their respective Contracts. During the year ended December 31, 2009, assets were invested in seventy-seven of the subaccount options.

The Kemper Advantage III contracts have sixty-one subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance Funds, the Alger Portfolios, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, the Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the DWS Variable Series I, the DWS Variable Series II, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the ING Global Resources Trust, the ING Investors Trust, the ING VP Natural Resources Trust, the Janus Aspen Series, the JPMorgan Insurance Trust, the JPMorgan Series Trust II and the Oppenheimer Variable Account Funds, all of which are open-end management investment companies.

The Scudder Passport contracts have thirteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the DWS Variable Series II, an open-end management investment company.

The Scudder Destinations contracts have twenty-nine subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance Funds, the Alger Portfolios, the Credit Suisse Trust, the Dreyfus Investment Portfolios, the Dreyfus Socially Responsible Growth Fund, Inc., the DWS Variable Series I, the DWS Variable Series II and the DWS Investments VIT Funds, all of which are open-end management investment companies.

The Farmers Variable Annuity I contracts have twelve subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the DWS Variable

45

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(1) Organization: (continued)

Series I, the DWS Variable Series II, the Franklin Templeton Variable Insurance Products Trust, the Janus Aspen Series and the PIMCO Variable Insurance Trust, all of which are open-end management investment companies.

The Zurich Preferred contracts have fifty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance Funds, the Alger Portfolios, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, the Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the DWS Variable Series I, the DWS Variable Series II, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the Janus Aspen Series, the JPMorgan Insurance Trust, the JPMorgan Series Trust II and the Oppenheimer Variable Account Funds, all of which are open-end management investment companies.

The Zurich Preferred Plus contracts have fifty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance Funds, the Alger Portfolios, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, the Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the DWS Variable Series I, the DWS Variable Series II, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the Janus Aspen Series, the JPMorgan Insurance Trust, the JPMorgan Series Trust II and the Oppenheimer Variable Account Funds, all of which are open-end management investment companies.

The Scudder ZS4 contracts have twenty-eight subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance Funds, the Alger Portfolios, the Credit Suisse Trust, the Dreyfus Investment Portfolios, the Dreyfus Socially Responsible Growth Fund, Inc., the DWS Variable Series I, the DWS Variable Series II and the DWS Investments VIT Funds, all of which are open-end management investment companies.

The Zurich Archway contracts have fifty-six subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance Funds, the Alger Portfolios, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the DWS Variable Series I, the DWS Variable Series II, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the Janus Aspen Series, the JPMorgan Insurance Trust, the JPMorgan Series Trust II and the Oppenheimer Variable Account Funds, all of which are open-end management investment companies.

See respective contract Prospectus of each product for further description and benefits.

(2) Significant Accounting Policies:

Investments

Investments are made in the various portfolios in accordance with selections made by the contract owners. Such investments are made at the net asset value per share, reported by the respective portfolios.

Security transactions and investment income

Security transactions are generally accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded as income on the ex-dividend date. Realized gains and losses from sales of investment shares are generally reported on a first in, first out (FIFO) cost basis. Capital gain distributions are included in realized gains (losses) on investments.

46

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(2) Significant Accounting Policies: (continued)

Accumulation unit valuation

On each day the New York Stock Exchange (the “Exchange”) is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount’s investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

Federal income taxes

The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account affect liabilities under the contracts and are, therefore, not taxed. Thus, the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners’ interest to or from another eligible subaccount or to the general account of KILICO.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements.

Risks and Uncertainties

The Separate Account provides for various investment options in any combination of mutual funds. Generally, all investments are exposed to various risks, such as interest rate, market and credit risks. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the Statement of Assets, Liabilities and Contract Owners’ Equity and the amounts reported in the Statement of Changes in Contract Owners’ Equity.

Annuity Payouts

Net assets allocated to contracts in the annuity payout period are computed according to the 1983a Individual Annuitant Mortality Table with projections. Unless the annuitant elects otherwise, the assumed investment return is 2.5% for most products (i.e. Destinations, Farmers Variable Annuity, Archway, ZS4, Preferred, Preferred Plus, most Advantage III policies), or 4.0% for Passport and some Advantage III contracts. The mortality risk is fully borne by KILICO and may result in additional amounts being transferred into the Separate Account by KILICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Accounting Pronouncements Recently Adopted

Accounting Standard Update (“ASU” or “Update”) No. 2009-01—Generally Accepted Accounting Principles (“GAAP”) and Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards (“SFAS”) No. 168, The FASB Accounting Standards Codification (“ASC”) and the Hierarchy of Generally Accepted Accounting Principles (“SFAS No. 168”).

47

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(2) Significant Accounting Policies: (continued)

In June of 2009, the FASB issued SFAS No. 168 (effective July 1, 2009) to authorize the ASC as the new source for authoritative GAAP. The FASB implemented the ASC as the authoritative source for GAAP through issuance of ASU 2009-01. This ASU also states that rules and interpretive releases of the Securities and Exchange Commission (SEC) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The FASB will issue Updates that will amend the ASC and provide background information about the amended guidance and a basis for conclusions regarding the change. The Separate Account implemented the use of the ASC in 2009, and this adoption changed the manner in which the Separate Account will reference authoritative accounting literature in its financial statements and footnotes.

ASU No. 2009-12—Fair Value Measurements and Disclosures—Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent).

In September of 2009, the FASB issued an amendment to the fair value measurement of investments in certain entities that calculate net asset value per share (or its equivalent). This ASU permits the use of a practical expedient when determining the net asset value and requires additional disclosure for investments within the scope of this guidance. The Separate Account did not elect to utilize the practical expedient permitted under this amendment. There was no impact on the results of operations or net assets of each subaccount, and no additional disclosure was required.

Fair Value Measurements

The Separate Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosure Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments based on the priority of the inputs to the valuation technique, into the three level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statement of Assets, Liabilities and Contract Owners’ Equity are categorized as follows:

•	Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•	Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets c) Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

See Note 7 for the fair value disclosure.

48

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(2) Significant Accounting Policies: (continued)

Reclassifications

For the year ended December 31, 2009, certain amounts have been reclassified from net investment income (loss) to net realized gain (loss) on investments in the Statement of Changes in Contract Owners’ Equity. The investment income ratio disclosed in Note 6 reflects this reclassification for all years presented.

(3) Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009, are as follows (in thousands):

	Purchases	Sales
AIM Variable Insurance Funds:
AIM V.I. Financial Services Fund Subaccount	$548	$896
AIM V.I. Global Health Care Subaccount	315	782
AIM V.I. Global Real Estate Subaccount	372	1,181
AIM V.I. Utilities Subaccount	2,732	10,101
Alger Portfolios:
Alger Balanced Subaccount	3,958	12,857
Alger Capital Appreciation Subaccount	1,234	2,213
Alger Large Cap Growth Subaccount	3,881	16,874
Alger Mid Cap Growth Subaccount	1,139	2,467
Alger Small Cap Growth Subaccount	2,010	1,282
American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount	815	2,213
American Century VP Value Subaccount	1,606	3,606
Credit Suisse Trust:
Credit Suisse Trust International Equity Flex II Subaccount	1,889	10,721
Credit Suisse Trust International Equity Flex III Subaccount	14,654	13,070
Dreyfus Investment Portfolios:
Dreyfus I.P. MidCap Stock Subaccount	1,506	21,265
The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Subaccount	418	1,174
DWS Variable Series I:
DWS Bond VIP Subaccount	13,335	7,463
DWS Capital Growth VIP Subaccount	48,861	65,370
DWS Global Opportunities VIP Subaccount	3,557	21,298
DWS Growth & Income VIP Subaccount	1,863	9,133
DWS Health Care VIP Subaccount	1,388	15,608
DWS International VIP Subaccount	4,712	21,101
DWS Variable Series II:
DWS Balanced VIP Subaccount	9,156	31,853
DWS Blue Chip VIP Subaccount	3,174	19,864
DWS Core Fixed Income VIP Subaccount	11,464	18,170
DWS Davis Venture Value VIP Subaccount	10,665	92,934
DWS Diversified International Equity VIP Subaccount	3,551	18,122
DWS Dreman Small Mid Cap Value VIP Subaccount	5,288	44,439
DWS Global Thematic VIP Subaccount	2,429	13,342
DWS Government & Agency Securities VIP Subaccount	22,123	50,890
DWS High Income VIP Subaccount	32,092	29,476
DWS Janus Growth & Income VIP Subaccount	1,156	52,776
DWS Large Cap Value VIP Subaccount	80,778	39,016
DWS Mid Cap Growth VIP Subaccount	2,122	3,904

49

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(3) Purchases and Sales of Investments: (continued)

	Purchases	Sales
DWS Variable Series II: (continued)
DWS Money Market VIP Subaccount	$54,833	$146,354
DWS Small Cap Growth VIP Subaccount	2,212	11,927
DWS Strategic Income VIP Subaccount	7,403	16,519
DWS Strategic Value VIP Subaccount	7,999	65,561
DWS Technology VIP Subaccount	5,246	13,706
DWS Turner Mid Cap Growth VIP Subaccount	2,213	17,387
DWS Investments VIT Funds:
DWS Equity 500 Index VIP Subaccount	11,630	30,080
DWS RREEF Real Estate Securities VIP Subaccount	—	—
Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager Subaccount	401	1,140
Fidelity VIP Contrafund Subaccount	5,902	10,893
Fidelity VIP Equity Income Subaccount	1,209	5,238
Fidelity VIP Growth Subaccount	4,281	5,784
Fidelity VIP Index 500 Subaccount	5,309	10,368
Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities Subaccount	728	1,360
Franklin Small Cap Value Securities Subaccount	790	1,219
Franklin Strategic Income Securities Subaccount	4,972	3,188
Franklin U.S. Government Subaccount	2,826	2,688
Franklin Zero Coupon 2010 Subaccount	855	3,009
Mutual Global Discovery Securities Subaccount	2,473	3,657
Mutual Shares Securities Subaccount	1,413	2,007
Templeton Developing Markets Securities Subaccount	2,036	1,414
ING Global Resources Trust:
ING Global Resources Trust Subaccount	770	2,194
ING Investors Trust:
ING JPMorgan Emerging Markets Equity Subaccount	1,278	1,328
Janus Aspen Series:
Janus Aspen Balanced Subaccount	6,467	11,334
Janus Aspen Enterprise Subaccount	603	4,774
Janus Aspen Forty Subaccount	16	115
Janus Aspen Janus Subaccount	624	3,240
Janus Aspen Perkins Mid Cap Value Subaccount	956	1,250
Janus Aspen Perkins Small Company Value Subaccount	65	4,533
Janus Aspen Worldwide Subaccount	1,244	5,133
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Balanced Subaccount	37	2
JPMorgan Insurance Trust Core Bond Subaccount	1,440	97
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount	235	361
JPMorgan Insurance Trust Equity Index Subaccount	29	114
JPMorgan Insurance Trust Government Bond Subaccount	130	759
JPMorgan Insurance Trust Intrepid Growth Subaccount	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount	198	554
JPMorgan Insurance Trust International Equity Subaccount	17,227	1,757
JPMorgan Insurance Trust Mid Cap Value Subaccount	9,774	1,304
JPMorgan Insurance Trust Small Cap Core Subaccount	7,028	976
JPMorgan Insurance Trust U.S. Equity Subaccount	61	174
JPMorgan Series Trust II:
JPMorgan International Equity Subaccount	1,012	17,748
JPMorgan MidCap Value Subaccount	231	9,675
JPMorgan Small Company Subaccount	236	7,136

50

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(3) Purchases and Sales of Investments: (continued)

	Purchases	Sales
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Subaccount	$686	$721
Oppenheimer Global Securities Subaccount	3,241	5,815
Oppenheimer High Income Subaccount	548	242
Oppenheimer Main Street Subaccount	295	1,581
Oppenheimer Main Street Small Cap Subaccount	386	1,477
Oppenheimer MidCap Fund Subaccount	158	122
Oppenheimer Strategic Bond Subaccount	1,498	3,148
PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount	26	28
PIMCO Low Duration Subaccount	17	5

(4) Expenses and Related Party Transactions:

KILICO assumes mortality risks associated with the annuity contracts as benefits paid to the contract owner or beneficiary may exceed contract value. KILICO also incurs all expenses involving administration and maintenance of the contracts, which may exceed charges assessed. In return, KILICO assesses that portion of each subaccount representing assets under the following contracts with a daily asset charge for mortality and expense risk and administrative costs:

Farmers Variable Annuity I contracts an aggregate of one and four-tenths percent (1.40%) per annum.

Kemper Advantage III flexible payment contracts an aggregate of one percent (1.00%) per annum.

Kemper Advantage III periodic payment contracts an aggregate of one and three-tenths percent (1.30%) per annum.

Scudder Destinations contracts an aggregate of one and four-tenths percent (1.40%) per annum.

Scudder Passport contracts an aggregate of one and one-quarter percent (1.25%) per annum.

Scudder ZS4 contracts an aggregate of one and seven-tenths percent (1.70%) per annum.

Zurich Archway contracts an aggregate of one and seven-tenths percent (1.70%) per annum.

Zurich Preferred contracts an aggregate of one and one-quarter percent (1.25%) per annum.

Zurich Preferred Plus contracts an aggregate of one and one-half percent (1.50%) per annum.

The Scudder Passport and Scudder Destinations contracts offer a dollar cost averaging (DCA) program through the Money Market Subaccount, to which no daily asset charge deduction is assessed.

KILICO also assesses each Kemper Advantage III contract participating in one or more of the subaccounts at any time during the year a records maintenance charge. For contracts purchased prior to June 1, 1993, the charge is $25 and is assessed on December 31st of each calendar year. For contracts purchased June 1, 1993 and subsequent, the charge is a maximum of $36 per year and is assessed ratably every quarter of each calendar year, except in those states which have yet to approve these contract charges. The charge is assessed whether or not any purchase payments have been made during the year. KILICO also assesses against each Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Scudder ZS4 and Zurich Archway contract participating in one or more of the subaccounts a records maintenance charge of $30, generally taken at the end of each contract year. KILICO assesses each Zurich Preferred and Zurich Preferred Plus contract participating in one or more of the subaccounts a records maintenance charge of $7.50 quarterly for contracts with contract value under $25,000 and $3.75 quarterly for contracts with contract value between $25,000 and $50,000. The records maintenance charge for Kemper Advantage III, Scudder Passport, Scudder Destinations,

51

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(4) Expenses and Related Party Transactions: (continued)

Farmers Variable Annuity I, Zurich Preferred, Zurich Preferred Plus, Scudder ZS4 and Zurich Archway contracts are waived for all individual contracts whose investment value exceeds $50,000 on the date of assessment.

KILICO assesses an annual charge for the Guaranteed Retirement Income Benefit (“GRIB”) option, related to the Scudder Destinations and Farmers Variable Annuity I contracts. GRIB guarantees the minimum benefit value that will be applied to purchase an annuity option. The annual charge of one-quarter percent (0.25%) of contract value will be deducted pro rata from each invested subaccount quarterly.

Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge due to KILICO.

Investors Brokerage Services, Inc., a wholly-owned subsidiary of Protective Life Insurance Company, and Synergy Investment Group, LLC, a North Carolina limited liability company, are the principal underwriters for the Separate Account. On February 3, 2009, KILICO entered into a principal underwriting agreement with Synergy Investment Group, LLC (“Synergy”) relating to the Scudder Destinations and Farmers Variable Annuity I contracts. Synergy did not begin performing, and therefore was not compensated for performing, principal underwriter functions for the Scudder Destinations and Farmers Variable Annuity I contracts in 2009.

(5) Changes in Units Outstanding:

The changes in units outstanding for the years ended December 31, 2009 and 2008 were as follows (in thousands):

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
AIM Variable Insurance Funds:
AIM V.I. Financial Services Fund Subaccount
2009	160	208	(48)
2008	176	76	100
AIM V.I. Global Health Care Subaccount
2009	33	72	(39)
2008	61	71	(10)
AIM V.I. Global Real Estate Subaccount
2009	59	109	(50)
2008	121	272	(151)
AIM V.I. Utilities Subaccount
2009	490	1,441	(951)
2008	1,876	3,136	(1,260)
The Alger Portfolios:
Alger Balanced Subaccount
2009	674	1,676	(1,002)
2008	635	2,640	(2,005)
Alger Capital Appreciation Subaccount
2009	1,267	2,893	(1,626)
2008	2,493	5,060	(2,567)
Alger Large Cap Growth Subaccount
2009	46	74	(28)
2008	82	109	(27)

52

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(5) Changes in Units Outstanding: (continued)

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
The Alger Portfolios: (continued)
Alger Mid Cap Growth Subaccount
2009	93	148	(55)
2008	98	175	(77)
Alger Small Cap Growth Subaccount
2009	99	66	33
2008	60	57	3
American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount
2009	193	512	(319)
2008	409	1,295	(886)
American Century VP Value Subaccount
2009	238	590	(352)
2008	327	869	(542)
Credit Suisse Trust:
Credit Suisse Trust International Equity Flex II Subaccount
2009	—	1,193	(1,193)
2008	228	1,105	(877)
Credit Suisse Trust International Equity Flex III Subaccount
2009	1,222	1,388	(166)
2008	994	2,321	(1,327)
Dreyfus Investment Portfolios:
Dreyfus I.P. MidCap Stock Subaccount
2009	502	2,466	(1,964)
2008	809	3,549	(2,740)
The Dreyfus Socially Responsible Growth Fund, Inc.:
The Dreyfus Socially Responsible Growth Subaccount
2009	76	185	(109)
2008	77	307	(230)
DWS Variable Series I:
DWS Bond VIP Subaccount
2009	1,638	1,175	463
2008	1,442	1,957	(515)
DWS Capital Growth VIP Subaccount
2009	7,243	8,446	(1,203)
2008	2,772	10,327	(7,555)
DWS Global Opportunties VIP Subaccount
2009	723	2,120	(1,397)
2008	827	3,161	(2,334)
DWS Growth & Income VIP Subaccount
2009	474	1,596	(1,122)
2008	470	2,556	(2,086)
DWS Health Care VIP Subaccount
2009	316	1,660	(1,344)
2008	1,239	2,489	(1,250)
DWS International VIP Subaccount
2009	703	2,754	(2,051)
2008	1,351	4,510	(3,159)

53

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(5) Changes in Units Outstanding: (continued)

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
DWS Variable Series II:
DWS Balanced VIP Subaccount
2009	1,223	5,839	(4,616)
2008	1,882	9,069	(7,187)
DWS Blue Chip VIP Subaccount
2009	747	2,912	(2,165)
2008	1,131	5,008	(3,877)
DWS Core Fixed Income VIP Subaccount
2009	3,872	5,939	(2,067)
2008	3,715	9,254	(5,539)
DWS Davis Venture Value VIP Subaccount
2009	1	11,804	(11,803)
2008	1,543	6,750	(5,207)
DWS Divesified International Equity VIP Subaccount
2009	1,299	4,980	(3,681)
2008	3,013	7,719	(4,706)
DWS Dreman Small Mid Cap Value VIP Subaccount
2009	2,149	6,826	(4,677)
2008	3,579	11,576	(7,997)
DWS Global Thematic VIP Subaccount
2009	553	1,595	(1,042)
2008	998	2,699	(1,701)
DWS Government & Agency Securities VIP Subaccount
2009	2,995	5,741	(2,746)
2008	7,354	7,660	(306)
DWS High Income VIP Subaccount
2009	4,507	5,635	(1,128)
2008	4,225	7,590	(3,365)
DWS Janus Growth & Income VIP Subaccount
2009	—	8,715	(8,715)
2008	1,097	4,615	(3,518)
DWS Large Cap Value VIP Subaccount
2009	9,057	5,990	3,067
2008	2,991	6,486	(3,495)
DWS Mid Cap Growth VIP Subaccount
2009	504	754	(250)
2008	393	1,329	(936)
DWS Money Market VIP Subaccount
2009	17,525	20,756	(3,231)
2008	40,130	34,346	5,784
DWS Small Cap Growth VIP Subaccount
2009	2,286	4,955	(2,669)
2008	2,546	6,805	(4,259)
DWS Strategic Income VIP Subaccount
2009	1,068	1,872	(804)
2008	1,852	2,795	(943)
DWS Strategic Value VIP Subaccount
2009	1,437	8,358	(6,921)
2008	2,281	12,383	(10,102)

54

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(5) Changes in Units Outstanding: (continued)

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
DWS Variable Series II: (continued)
DWS Technology VIP Subaccount
2009	3,266	4,297	(1,031)
2008	2,371	5,940	(3,569)
DWS Turner Mid Cap Growth VIP Subaccount
2009	931	2,979	(2,048)
2008	2,068	4,114	(2,046)
DWS Scudder Investments VIT Funds:
DWS Equity 500 Index VIP Subaccount
2009	2,572	5,121	(2,549)
2008	2,136	6,756	(4,620)
Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager Subaccount
2009	19	52	(33)
2008	68	98	(30)
Fidelity VIP Contrafund Subaccount
2009	413	612	(199)
2008	555	900	(345)
Fidelity VIP Equity Income Subaccount
2009	93	266	(173)
2008	167	457	(290)
Fidelity VIP Growth Subaccount
2009	159	217	(58)
2008	228	326	(98)
Fidelity VIP Index 500 Subaccount
2009	66	129	(63)
2008	71	161	(90)
Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities Subaccount
2009	89	149	(60)
2008	138	319	(181)
Franklin Small Cap Value Securities Subaccount
2009	67	117	(50)
2008	215	203	12
Franklin Strategic Income Securities Subaccount
2009	414	316	98
2008	503	636	(133)
Franklin U.S. Government Subaccount
2009	262	261	1
2008	418	294	124
Franklin Zero Coupon 2010 Subaccount
2009	101	308	(207)
2008	541	614	(73)
Mutual Global Discovery Securities Subaccount
2009	233	338	(105)
2008	397	571	(174)
Mutual Shares Securities Subaccount
2009	171	231	(60)
2008	279	249	30

55

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(5) Changes in Units Outstanding: (continued)

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Franklin Templeton Variable Insurance Products Trust: (continued)
Templeton Developing Markets Securities Subaccount
2009	97	86	11
2008	80	188	(108)
ING Global Resources Trust:
ING Global Resources Trust Subaccount
2009	152	297	(145)
2008	448	690	(242)
ING Investors Trust:
ING JPMorgan Emerging Markets Equity Subaccount
2009	97	107	(10)
2008	69	170	(101)
Janus Aspen Series:
Janus Aspen Balanced Subaccount
2009	179	444	(265)
2008	299	609	(310)
Janus Aspen Enterprise Subaccount
2009	105	248	(143)
2008	203	432	(229)
Janus Aspen Forty Subaccount
2009	2	11	(9)
2008	6	13	(7)
Janus Aspen Janus Subaccount
2009	82	217	(135)
2008	165	348	(183)
Janus Aspen Perkins Mid Cap Value Subaccount
2009	96	120	(24)
2008	139	156	(17)
Janus Aspen Perkins Small Company Value Subaccount
2009	27	449	(422)
2008	109	234	(125)
Janus Aspen Worldwide Subaccount
2009	125	303	(178)
2008	175	424	(249)
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Balanced Subaccount
2009	4	—	4
2008	3	6	(3)
JPMorgan Insurance Trust Core Bond Subaccount
2009	176	60	116
2008	12	11	1
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount
2009	27	42	(15)
2008	58	62	(4)
JPMorgan Insurance Trust Equity Index Subaccount
2009	3	13	(10)
2008	14	4	10
JPMorgan Insurance Trust Government Bond Subaccount
2009	7	60	(53)
2008	65	27	38

56

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(5) Changes in Units Outstanding: (continued)

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
JPMorgan Insurance Trust: (continued)
JPMorgan Insurance Trust Intrepid Growth Subaccount
2009	—	—	—
2008	5	3	2
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount
2009	28	66	(38)
2008	54	97	(43)
JPMorgan Insurance Trust International Equity Subaccount
2009	1,603	914	689
2008	—	—	—
JPMorgan Insurance Trust Mid Cap Value Subaccount
2009	1,424	829	595
2008	20	43	(23)
JPMorgan Insurance Trust Small Cap Core Subaccount
2009	744	449	295
2008	—	—	—
JPMorgan Insurance Trust U.S. Equity Subaccount
2009	6	18	(12)
2008	16	51	(35)
JPMorgan Series Trust II:
JPMorgan International Equity Subaccount
2009	30	882	(852)
2008	200	500	(300)
JPMorgan MidCap Value Subaccount
2009	17	555	(538)
2008	101	263	(162)
JPMorgan Small Company Subaccount
2009	23	390	(367)
2008	94	148	(54)
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Subaccount
2009	86	86	—
2008	52	77	(25)
Oppenheimer Global Securities Subaccount
2009	277	521	(244)
2008	317	689	(372)
Oppenheimer High Income Subaccount
2009	200	99	101
2008	152	215	(63)
Oppenheimer Main Street Subaccount
2009	63	195	(132)
2008	164	338	(174)
Oppenheimer Main Street Small Cap Subaccount
2009	72	150	(78)
2008	136	319	(183)
Oppenheimer MidCap Fund Subaccount
2009	21	17	4
2008	15	22	(7)
Oppenheimer Strategic Bond Subaccount
2009	190	325	(135)
2008	981	890	91

57

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(5) Changes in Units Outstanding: (continued)

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount
2009	1	3	(2)
2008	—	2	(2)
PIMCO Low Duration Subaccount
2009	1	—	1
2008	—	2	(2)

(6) Unit Values and Financial Highlights:

A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2009, were as follows.

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
AIM Variable Insurance Funds:
AIM V.I. Financial Services Fund Subaccount
2009	119	$5.728	$6.219	$724	2.62%	1.00%	2.25%	24.62%	26.17%
2008	167	4.596	4.929	805	4.84%	1.25%	2.25%	-60.34%	-59.85%
2007	67	11.590	12.134	807	2.08%	1.25%	2.25%	-23.94%	-23.18%
2006	52	14.088	15.940	825	1.59%	1.00%	2.25%	13.81%	15.29%
2005	50	12.304	13.826	686	1.05%	1.00%	2.25%	3.58%	4.86%
AIM V.I. Global Health Care Subaccount(5)
2009	124	12.858	13.958	1,686	0.29%	1.00%	2.25%	24.87%	26.41%
2008	163	10.298	11.042	1,765	N/A	1.25%	2.25%	-30.19%	-29.33%
2007	173	14.752	15.445	2,654	N/A	1.25%	2.25%	9.38%	10.47%
2006	187	12.962	14.109	2,607	N/A	1.00%	2.25%	2.52%	4.20%
2005	218	12.526	13.541	2,928	N/A	1.00%	2.25%	5.77%	7.08%
AIM V.I. Global Real Estate Subaccount(6)
2009	365	17.414	18.904	6,739	N/A	1.00%	2.25%	28.63%	30.22%
2008	415	13.538	14.516	5,908	5.16%	1.00%	2.25%	-45.87%	-45.20%
2007	566	25.009	26.487	14,760	5.10%	1.25%	2.25%	-7.63%	-6.48%
2006	767	24.220	28.323	21,471	1.24%	1.00%	2.25%	39.47%	41.19%
2005	554	17.272	20.060	11,018	1.11%	1.00%	2.25%	11.73%	13.11%
AIM V.I. Utilities Subaccount
2009	2,111	9.667	18.774	22,175	3.92%	1.00%	2.25%	12.40%	13.79%
2008	3,062	8.529	16.499	28,176	2.47%	1.00%	2.25%	-33.85%	-33.03%
2007	4,322	12.786	24.634	58,941	1.98%	1.00%	2.25%	17.98%	19.44%
2006	4,299	10.748	20.624	48,524	3.41%	1.00%	2.25%	22.71%	24.22%
2005	3,960	8.686	16.603	36,122	2.95%	1.00%	2.25%	14.27%	15.68%
Alger Portfolios:(7)
Alger Balanced Subaccount(8)
2009	4,046	11.255	12.059	45,533	3.20%	1.40%	2.05%	25.92%	27.46%
2008	5,048	8.830	9.544	44,572	2.80%	1.40%	2.05%	-33.27%	-32.71%
2007	7,053	13.121	14.253	92,543	2.14%	1.40%	2.05%	10.81%	12.56%
2006	8,418	11.841	12.662	99,686	1.53%	1.40%	2.05%	2.37%	3.28%
2005	9,579	11.465	12.327	109,830	1.57%	1.40%	2.05%	5.99%	6.93%
Alger Capital Appreciation Subaccount(9)
2009	5,052	10.552	16.828	53,308	N/A	1.40%	2.05%	47.66%	49.02%
2008	6,678	7.081	11.357	47,289	N/A	1.40%	2.05%	-46.37%	-45.90%
2007	9,245	13.088	21.102	121,012	N/A	1.40%	2.05%	30.51%	31.68%
2006	8,586	9.939	16.114	85,365	N/A	1.40%	2.05%	16.58%	17.62%
2005	8,650	8.450	13.775	73,101	N/A	1.40%	2.05%	11.87%	12.87%

58

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Alger Portfolios:(7) (continued)
Alger Large Cap Growth Subaccount(10)
2009	238	$11.804	$51.606	$11,580	0.61%	1.00%	2.25%	44.29%	46.11%
2008	266	8.181	35.319	8,887	0.23%	1.00%	2.25%	-47.38%	-46.69%
2007	293	15.546	66.251	18,405	0.33%	1.00%	2.25%	17.22%	18.75%
2006	355	13.263	55.790	18,865	0.13%	1.00%	2.25%	2.19%	4.11%
2005	444	12.901	53.587	22,498	0.22%	1.00%	2.25%	9.58%	10.93%
Alger Mid Cap Growth Subaccount(11)
2009	441	13.004	30.973	13,164	N/A	1.00%	2.25%	48.27%	50.20%
2008	496	8.770	20.620	9,918	0.18%	1.00%	2.25%	-59.31%	-58.77%
2007	573	21.554	50.013	27,893	N/A	1.00%	2.25%	28.62%	30.25%
2006	603	16.757	38.398	22,587	N/A	1.00%	2.25%	7.13%	9.05%
2005	736	15.561	35.210	25,387	N/A	1.00%	2.25%	7.42%	8.74%
Alger Small Cap Growth Subaccount(12)
2009	218	17.095	45.522	8,384	N/A	1.00%	2.25%	42.17%	44.07%
2008	185	12.024	31.598	5,170	N/A	1.00%	2.25%	-47.78%	-47.13%
2007	182	23.026	59.766	9,698	N/A	1.00%	2.25%	14.58%	16.07%
2006	185	20.097	51.489	8,534	N/A	1.00%	2.25%	16.43%	18.83%
2005	183	17.129	43.330	7,050	N/A	1.00%	2.25%	14.32%	15.73%
American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount
2009	1,728	5.953	11.490	11,018	4.57%	1.00%	2.25%	15.41%	16.93%
2008	2,047	5.154	9.922	11,195	2.16%	1.00%	2.25%	-36.04%	-35.24%
2007	2,933	8.057	15.460	24,841	2.01%	1.00%	2.25%	-2.44%	-1.06%
2006	3,976	8.244	15.793	34,167	1.87%	1.00%	2.25%	13.86%	15.93%
2005	4,536	7.185	13.749	33,735	1.88%	1.00%	2.25%	2.34%	3.60%
American Century VP Value Subaccount
2009	1,720	8.223	12.981	15,781	5.38%	1.00%	2.25%	17.23%	18.68%
2008	2,072	7.015	11.027	16,039	2.53%	1.00%	2.25%	-28.39%	-27.50%
2007	2,614	9.796	15.322	28,006	1.72%	1.00%	2.25%	-7.24%	-6.08%
2006	3,044	10.560	16.457	34,821	1.36%	1.00%	2.25%	15.52%	17.48%
2005	3,576	9.099	14.128	34,915	0.90%	1.00%	2.25%	2.73%	4.00%
Credit Suisse Trust:
Credit Suisse Trust International Equity Flex II Subaccount
2009(13)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	1,193	6.170	8.786	7,359	1.63%	1.40%	2.05%	-47.83%	-47.49%
2007	2,070	11.751	16.782	24,325	N/A	1.40%	2.05%	-5.90%	-5.29%
2006	2,383	12.407	17.773	29,574	N/A	1.40%	2.05%	10.94%	11.65%
2005	2,747	11.113	15.966	30,525	N/A	1.40%	2.05%	13.82%	14.55%
Credit Suisse Trust International Equity Flex III Subaccount(14)
2009	2,596	16.543	20.656	47,351	2.23%	1.00%	2.25%	48.28%	50.12%
2008	2,762	11.157	13.855	33,670	1.92%	1.00%	2.25%	-55.80%	-55.25%
2007	4,089	25.242	31.179	111,926	1.45%	1.00%	2.25%	26.58%	28.15%
2006	4,547	19.942	24.500	97,524	0.53%	1.00%	2.25%	29.55%	31.21%
2005	4,575	15.387	18.802	75,105	0.68%	1.00%	2.25%	25.13%	26.67%
Dreyfus Investment Portfolios:
Dreyfus I.P. MidCap Stock Subaccount
2009	4,159	11.891	13.035	52,999	1.42%	1.00%	2.25%	32.35%	33.99%
2008	6,123	8.967	9.729	58,379	1.05%	1.00%	2.25%	-41.76%	-41.25%
2007	8,863	15.366	16.499	143,835	0.44%	1.00%	2.25%	-0.86%	0.38%
2006	10,626	14.219	16.437	172,314	0.39%	1.00%	2.25%	4.85%	6.61%
2005	11,976	13.429	15.418	182,741	0.03%	1.00%	2.25%	6.55%	7.86%

59

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Subaccount
2009	567	$6.883	$25.473	$5,715	0.95%	1.00%	2.25%	30.76%	32.43%
2008	676	5.218	19.235	5,008	0.81%	1.00%	2.25%	-35.90%	-35.07%
2007	906	8.069	29.627	9,743	0.51%	1.00%	2.25%	5.32%	6.71%
2006	1,391	7.591	27.763	12,994	0.10%	1.00%	2.25%	6.19%	8.12%
2005	1,314	7.049	25.677	11,831	N/A	1.00%	2.25%	1.28%	2.59%
Dreyfus Variable Investment Fund:
Dreyfus VIF Small Company Stock Subaccount
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007(15)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	47	14.271	17.501	815	N/A	1.00%	2.25%	7.92%	9.85%
2005	47	13.081	15.931	749	N/A	1.00%	2.25%	-1.44%	-0.22%
DWS Variable Series I:(16)
DWS Bond VIP Subaccount
2009	2,836	7.255	12.137	25,103	7.39%	1.00%	2.25%	7.65%	38.47%
2008	2,373	6.740	11.181	18,767	6.26%	1.00%	2.25%	-18.60%	-17.59%
2007	2,888	8.280	13.623	27,128	4.11%	1.00%	2.25%	1.87%	3.14%
2006	2,187	8.128	13.260	19,656	2.14%	1.00%	2.25%	2.42%	3.68%
2005	821	7.936	12.840	7,111	3.36%	1.00%	2.25%	0.35%	1.59%
DWS Capital Growth VIP Subaccount
2009(17)	20,277	10.024	20.906	233,143	1.17%	1.00%	2.25%	23.95%	25.61%
2008	21,480	8.012	16.643	199,002	1.17%	1.00%	2.25%	-34.55%	-33.65%
2007	29,035	12.123	25.082	398,067	0.63%	1.00%	2.25%	9.91%	11.47%
2006(18)	35,562	10.919	22.502	437,235	0.46%	1.00%	2.25%	5.50%	7.46%
2005(19)	25,302	10.201	20.940	311,314	0.30%	1.00%	2.25%	6.34%	7.88%
DWS Global Opportunities VIP Subaccount(20)
2009	3,731	17.020	17.650	65,649	1.61%	1.40%	2.05%	44.69%	46.16%
2008	5,128	11.889	12.156	61,740	0.29%	1.40%	2.05%	-51.17%	-50.66%
2007	7,462	24.345	24.808	182,078	1.28%	1.40%	2.05%	6.72%	7.81%
2006	8,692	22.631	23.166	196,701	1.00%	1.40%	2.05%	19.44%	20.40%
2005	8,854	18.797	19.329	166,441	0.56%	1.40%	2.05%	15.70%	16.56%
DWS Growth & Income VIP Subaccount
2009	3,717	8.277	11.422	31,786	1.98%	1.00%	2.05%	30.95%	34.87%
2008	4,839	6.257	8.693	31,238	2.14%	1.00%	2.05%	-39.55%	-38.92%
2007	6,925	10.285	14.326	71,715	1.28%	1.00%	2.05%	-1.04%	0.35%
2006	8,341	10.290	14.427	88,125	0.97%	1.00%	2.05%	11.01%	12.50%
2005(21)	9,933	9.182	12.952	93,661	0.86%	1.00%	2.05%	3.61%	4.92%
DWS Health Care VIP Subaccount(22)
2009	2,579	13.015	16.943	33,560	1.28%	1.40%	2.05%	19.36%	20.50%
2008	3,923	10.801	14.147	42,368	0.35%	1.40%	2.05%	-25.04%	-24.27%
2007	5,173	14.262	18.807	73,784	N/A	1.40%	2.05%	10.60%	11.63%
2006	6,155	12.776	16.946	78,648	N/A	1.40%	2.05%	3.65%	4.70%
2005	6,999	12.202	16.293	85,406	N/A	1.40%	2.05%	5.90%	7.01%
DWS International VIP Subaccount
2009	4,845	9.945	13.946	49,376	4.23%	1.00%	2.25%	30.22%	32.20%
2008	6,896	7.552	10.550	53,171	1.50%	1.00%	2.25%	-49.36%	-48.73%
2007	10,055	14.789	20.575	151,230	2.56%	1.00%	2.25%	11.95%	13.45%
2006	11,401	13.088	18.136	151,896	1.85%	1.00%	2.25%	22.13%	24.67%
2005	11,507	10.540	14.548	123,173	1.51%	1.00%	2.25%	13.40%	15.02%
DWS Variable Series II:(16)
DWS Balanced VIP Subaccount(23)
2009	27,088	2.027	10.971	184,860	3.73%	1.00%	2.25%	20.72%	22.21%
2008	31,704	1.663	9.388	177,453	4.22%	1.00%	2.25%	-29.10%	-28.05%
2007	38,891	2.317	13.196	303,165	3.37%	1.00%	2.25%	2.32%	3.80%
2006	46,425	2.238	12.852	345,141	2.53%	1.00%	2.25%	7.29%	9.15%
2005	54,942	2.055	11.901	369,547	2.47%	1.00%	2.25%	1.82%	3.27%

60

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
DWS Variable Series II:(16) (continued)
DWS Blue Chip VIP Subaccount
2009	6,506	$1.316	$13.063	$60,933	1.91%	1.40%	2.05%	30.78%	32.32%
2008	8,671	0.995	9.954	62,504	1.92%	1.25%	2.05%	-39.72%	-39.26%
2007	12,548	1.637	16.455	151,090	1.13%	1.25%	2.05%	1.07%	2.22%
2006	15,323	1.602	16.226	175,736	0.90%	1.25%	2.05%	12.88%	14.22%
2005	16,582	1.402	14.325	163,268	0.94%	1.25%	2.05%	7.48%	8.71%
DWS Core Fixed Income VIP Subaccount(24)
2009	12,520	1.088	11.651	51,809	8.71%	1.00%	2.25%	4.73%	6.65%
2008	14,587	1.033	10.968	59,265	8.47%	1.00%	2.25%	-21.32%	-20.13%
2007	20,126	1.309	13.786	99,451	4.26%	1.00%	2.25%	1.65%	3.13%
2006	19,071	1.285	13.420	98,142	3.33%	1.00%	2.25%	1.72%	3.23%
2005	13,054	1.260	13.052	87,654	3.41%	1.00%	2.25%	-0.19%	1.24%
DWS Davis Venture Value VIP Subaccount
2009(25)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	11,803	8.207	9.702	96,901	1.65%	1.40%	2.05%	-41.97%	-41.06%
2007	17,010	13.924	16.662	236,921	0.72%	1.40%	2.05%	2.04%	3.01%
2006	18,456	13.517	16.273	249,555	0.63%	1.40%	2.05%	12.05%	13.26%
2005	18,998	11.935	14.474	226,815	0.74%	1.40%	2.05%	7.04%	8.13%
DWS Diversified International Equity VIP Subaccount(26)
2009	15,285	1.939	10.455	60,284	5.87%	1.00%	2.05%	26.76%	28.08%
2008	18,966	1.530	10.701	66,546	1.10%	1.00%	2.05%	-50.09%	-49.32%
2007	23,672	3.050	21.368	175,919	2.69%	1.00%	2.05%	13.85%	15.55%
2006	25,826	2.667	18.703	160,747	1.99%	1.00%	2.05%	22.55%	24.32%
2005	29,642	2.168	15.209	137,646	2.68%	1.00%	2.05%	11.71%	13.38%
DWS Dreman Small Mid Cap Value VIP Subaccount(27)
2009	19,411	2.127	19.606	125,045	1.82%	1.00%	2.25%	26.68%	28.42%
2008	24,088	1.673	15.305	138,251	1.87%	1.00%	2.25%	-35.01%	-34.08%
2007	32,085	2.565	23.275	325,047	1.05%	1.00%	2.25%	0.59%	2.03%
2006	37,162	2.540	22.869	374,647	0.82%	1.00%	2.25%	21.66%	23.83%
2005	40,096	2.072	18.514	327,181	0.71%	1.00%	2.25%	7.58%	9.16%
DWS Global Thematic VIP Subaccount(28)
2009	2,756	14.314	15.325	39,448	1.49%	1.40%	2.05%	40.36%	41.84%
2008	3,798	10.092	10.881	38,326	1.72%	1.40%	2.05%	-48.92%	-48.48%
2007	5,499	19.587	21.231	107,710	0.66%	1.40%	2.05%	3.71%	4.82%
2006	5,034	18.686	20.401	94,058	0.51%	1.40%	2.05%	27.06%	28.35%
2005	3,687	14.559	16.002	53,690	0.25%	1.40%	2.05%	20.04%	21.25%
DWS Government & Agency Securities VIP Subaccount
2009	14,080	1.500	15.665	89,869	5.13%	1.00%	2.25%	3.11%	7.01%
2008	16,826	1.419	14.697	115,628	4.97%	1.00%	2.25%	2.42%	6.98%
2007	17,132	1.383	14.202	101,200	5.02%	1.00%	2.25%	3.39%	4.90%
2006	19,783	1.335	13.593	107,684	3.94%	1.00%	2.25%	1.66%	3.13%
2005	24,348	1.310	13.232	121,446	4.03%	1.00%	2.25%	0.19%	1.56%
DWS High Income VIP Subaccount
2009	14,086	1.161	15.357	117,223	10.56%	1.00%	2.25%	36.84%	44.49%
2008	15,214	0.848	11.184	90,370	11.99%	1.00%	2.25%	-25.65%	-24.69%
2007	18,579	1.140	14.991	150,496	8.52%	1.00%	2.25%	-1.49%	-0.05%
2006	23,378	1.155	15.166	188,470	7.81%	1.00%	2.25%	7.90%	9.38%
2005	27,783	1.069	14.006	198,591	9.22%	1.00%	2.25%	1.34%	2.86%
DWS Janus Growth & Income VIP Subaccount
2009(29)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	8,715	5.801	12.112	50,555	1.26%	1.40%	2.05%	-42.11%	-19.46%
2007	12,233	10.020	15.037	122,577	0.60%	1.40%	2.05%	4.07%	5.11%
2006	14,783	9.532	14.399	140,945	0.64%	1.40%	2.05%	5.82%	6.94%
2005	15,203	8.914	13.560	135,524	0.22%	1.40%	2.05%	9.47%	10.56%

61

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
DWS Variable Series II:(16) (continued)
DWS Large Cap Value VIP Subaccount
2009	19,308	$2.014	$12.863	$139,395	1.59%	1.00%	2.05%	22.35%	24.13%
2008	16,241	1.639	10.404	69,146	2.27%	1.00%	2.05%	-37.92%	-37.03%
2007	19,736	2.630	16.587	137,451	1.77%	1.00%	2.05%	10.49%	12.02%
2006	23,216	2.372	14.866	144,836	1.57%	1.00%	2.05%	12.66%	14.27%
2005	26,326	2.098	13.061	144,770	1.83%	1.00%	2.05%	-0.46%	0.96%
DWS Mid Cap Growth VIP Subaccount(30)
2009	1,658	8.568	11.812	14,235	N/A	1.40%	2.05%	40.80%	41.28%
2008	1,908	6.072	8.361	11,591	N/A	1.40%	2.05%	-51.27%	-50.73%
2007	2,844	12.324	17.097	35,059	N/A	1.40%	2.05%	5.74%	6.86%
2006	3,096	11.534	16.113	35,729	N/A	1.40%	2.05%	8.33%	9.43%
2005	3,551	10.540	14.823	37,444	N/A	1.40%	2.05%	12.36%	13.46%
DWS Money Market VIP Subaccount(31)
2009	34,153	1.011	14.254	128,277	0.37%	0.00%	2.25%	-1.87%	0.34%
2008(32)	37,384	1.030	14.207	219,798	2.70%	0.00%	2.25%	0.37%	2.63%
2007	31,600	1.027	13.842	189,703	4.84%	0.00%	2.25%	2.66%	5.00%
2006(33)	26,641	1.000	13.183	146,351	5.05%	0.00%	2.25%	2.36%	4.66%
2005	25,754	0.977	12.598	136,873	3.02%	0.00%	2.25%	0.55%	2.81%
DWS Small Cap Growth VIP Subaccount
2009	17,203	0.885	6.980	53,436	N/A	1.00%	2.25%	37.51%	42.72%
2008	19,872	0.643	7.715	47,318	N/A	1.00%	2.25%	-50.62%	-49.87%
2007	24,131	1.303	15.392	122,143	N/A	1.00%	2.25%	3.67%	5.14%
2006	29,292	1.254	14.796	142,349	N/A	1.00%	2.25%	2.16%	4.23%
2005(34)	34,756	1.218	14.357	160,316	N/A	1.00%	2.25%	4.59%	6.01%
DWS Strategic Income VIP Subaccount
2009	2,943	1.721	16.286	44,203	5.14%	1.40%	1.40%	21.04%	21.22%
2008	3,747	1.420	13.455	46,678	7.20%	1.25%	2.05%	-9.02%	-8.36%
2007	4,690	1.558	14.790	64,242	5.82%	1.25%	2.05%	2.95%	4.13%
2006	3,932	1.497	14.225	51,496	4.15%	1.25%	2.05%	6.57%	7.64%
2005	3,351	1.390	13.235	38,607	7.62%	1.25%	2.05%	-0.12%	1.12%
DWS Strategic Value VIP Subaccount(35)
2009	14,316	10.287	11.143	159,514	4.39%	1.40%	2.05%	21.57%	23.57%
2008	21,237	8.403	9.018	191,501	3.40%	1.40%	2.05%	-47.25%	-45.85%
2007	31,339	15.928	16.929	530,513	1.53%	1.40%	2.05%	-4.16%	-3.23%
2006(36)	37,150	16.620	17.493	649,812	1.84%	1.40%	2.05%	15.84%	17.10%
2005	35,438	14.347	14.938	529,359	1.74%	1.40%	2.05%	5.36%	6.43%
DWS Technology VIP Subaccount(37)
2009	9,259	0.768	12.421	47,443	N/A	1.00%	2.25%	56.72%	58.83%
2008	10,290	0.490	7.898	37,019	N/A	1.00%	2.25%	-47.52%	-46.75%
2007	13,859	0.931	14.998	100,796	N/A	1.00%	2.25%	11.54%	13.16%
2006	16,513	0.833	13.400	110,677	N/A	1.00%	2.25%	-2.22%	-0.24%
2005	20,377	0.846	13.569	131,027	0.45%	1.00%	2.25%	1.20%	2.72%
DWS Turner Mid Cap Growth VIP Subaccount
2009	3,819	9.913	15.092	37,859	N/A	1.40%	2.05%	-34.89%	47.59%
2008	5,867	10.001	15.224	39,314	N/A	1.40%	2.05%	-51.54%	13.16%
2007	7,913	13.453	21.029	106,465	N/A	1.40%	2.05%	22.60%	24.01%
2006	8,700	10.849	17.093	94,399	N/A	1.40%	2.05%	4.08%	5.05%
2005	9,415	10.327	16.366	97,239	N/A	1.40%	2.05%	9.02%	10.23%
DWS Investments VIT Funds:(16)
DWS Equity 500 Index VIP Subaccount
2009	8,080	8.900	9.296	75,110	2.68%	1.40%	2.05%	23.26%	24.58%
2008	10,629	7.220	7.462	79,314	2.73%	1.40%	2.05%	-38.62%	-38.41%
2007	15,249	11.763	12.039	183,591	1.54%	1.40%	2.05%	2.73%	3.83%
2006	17,692	11.451	11.595	205,133	1.14%	1.40%	2.05%	12.90%	13.93%
2005(38)	19,136	10.143	10.177	194,745	2.90%	1.40%	2.05%	3.40%	4.12%

62

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
DWS Investments VIT Funds:(16) (continued)
DWS RREEF Real Estate Securities VIP Subaccount(39)
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008(40)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	2	$19.118	$19.427	$33	N/A	1.70%	2.05%	-18.03%	-17.74%
2006	2	23.323	23.618	47	N/A	1.70%	2.05%	34.38%	34.84%
2005	1	17.356	17.515	14	N/A	1.70%	2.05%	9.08%	9.46%
Fidelity Variable Insurance Products Fund:
Fidelity VIP Asset Manager Subaccount
2009	202	25.570	28.301	5,486	2.27%	1.00%	2.05%	26.52%	27.83%
2008	235	20.210	22.139	5,016	2.68%	1.00%	2.05%	-30.15%	-29.42%
2007	265	28.935	31.370	8,022	6.03%	1.00%	2.05%	13.17%	14.35%
2006	311	25.567	27.432	8,293	2.84%	1.00%	2.05%	5.17%	6.26%
2005	386	24.311	25.817	9,691	2.75%	1.00%	2.05%	1.96%	3.02%
Fidelity VIP Contrafund Subaccount
2009	1,970	14.490	38.270	71,277	1.33%	1.00%	2.25%	32.72%	34.37%
2008	2,169	10.916	28.482	58,211	0.96%	1.00%	2.25%	-43.84%	-43.08%
2007	2,514	19.438	50.042	119,153	0.96%	1.00%	2.25%	14.93%	16.42%
2006	2,790	16.913	42.983	114,012	1.29%	1.00%	2.25%	8.70%	10.61%
2005	2,927	15.488	38.859	108,370	0.27%	1.00%	2.25%	14.37%	15.78%
Fidelity VIP Equity Income Subaccount
2009	902	11.154	33.491	27,897	2.09%	1.00%	2.25%	27.27%	28.92%
2008	1,075	8.764	25.978	25,787	2.30%	1.00%	2.25%	-43.96%	-43.22%
2007	1,365	15.639	45.755	57,697	1.79%	1.00%	2.25%	-0.77%	0.52%
2006	1,547	15.761	45.519	65,415	3.26%	1.00%	2.25%	17.01%	19.01%
2005	1,587	13.410	38.249	56,882	1.73%	1.00%	2.25%	3.54%	4.82%
Fidelity VIP Growth Subaccount
2009	612	10.486	44.044	25,279	0.42%	1.00%	2.25%	25.39%	27.02%
2008	670	8.362	34.676	21,552	0.81%	1.00%	2.25%	-48.37%	-47.69%
2007	768	16.196	66.292	47,306	0.81%	1.00%	2.25%	24.10%	25.70%
2006	845	13.051	52.737	42,027	0.40%	1.00%	2.25%	3.81%	5.79%
2005	1,020	12.496	49.849	47,989	0.51%	1.00%	2.25%	3.48%	4.75%
Fidelity VIP Index 500 Subaccount
2009	481	11.688	143.395	63,331	2.36%	1.00%	2.25%	23.52%	25.35%
2008	544	9.444	114.393	57,344	2.07%	1.00%	2.25%	-38.54%	-37.62%
2007	634	15.336	183.390	108,640	3.55%	1.00%	2.25%	2.85%	4.39%
2006	812	14.882	175.678	133,005	1.71%	1.00%	2.25%	12.57%	14.59%
2005	926	13.155	153.315	132,764	1.67%	1.00%	2.25%	2.26%	3.79%
Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities Subaccount
2009	460	11.854	12.867	5,792	1.38%	1.00%	2.25%	14.76%	16.18%
2008	520	10.329	11.075	5,650	1.85%	1.00%	2.25%	-28.71%	-27.82%
2007	701	14.488	15.344	10,599	2.55%	1.00%	2.25%	-4.84%	-3.66%
2006	860	14.011	15.927	13,524	0.98%	1.00%	2.25%	14.07%	15.97%
2005	788	12.165	13.734	10,734	0.91%	1.00%	2.25%	1.16%	2.41%
Franklin Small Cap Value Securities Subaccount
2009	290	15.288	16.596	4,701	1.55%	1.00%	2.25%	26.31%	27.88%
2008	340	12.103	12.978	4,322	1.32%	1.00%	2.25%	-34.49%	-33.68%
2007	328	18.477	19.569	6,313	0.70%	1.00%	2.25%	-4.54%	-3.35%
2006	310	17.293	20.248	6,211	0.65%	1.00%	2.25%	14.02%	15.83%
2005	286	15.034	17.481	4,949	0.76%	1.00%	2.25%	6.38%	7.69%

63

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Franklin Templeton Variable Insurance Products Trust: (continued)
Franklin Strategic Income Securities Subaccount
2009	700	$13.511	$14.666	$10,026	7.55%	1.00%	2.25%	22.98%	24.50%
2008	602	10.986	11.780	6,957	8.65%	1.00%	2.25%	-13.19%	-12.12%
2007	735	12.655	13.404	9,688	5.19%	1.00%	2.25%	3.57%	4.86%
2006	604	12.219	12.783	7,642	2.53%	1.00%	2.25%	5.87%	7.18%
2005	1,478	11.542	11.927	17,455	2.36%	1.00%	2.25%	-0.77%	0.45%
Franklin U.S. Government Subaccount
2009	388	11.333	12.302	4,672	4.33%	1.00%	2.25%	0.83%	2.07%
2008	387	11.240	12.052	4,573	4.72%	1.00%	2.25%	5.22%	6.52%
2007	263	10.682	11.314	2,921	4.88%	1.00%	2.25%	4.25%	5.55%
2006	206	10.247	10.719	2,166	4.20%	1.00%	2.25%	1.73%	2.99%
2005	214	10.072	10.412	2,210	7.83%	1.00%	2.25%	0.16%	1.39%
Franklin Zero Coupon 2010 Subaccount
2009	620	10.950	11.886	7,210	4.29%	1.00%	2.25%	-2.05%	-0.84%
2008	827	11.179	11.987	9,721	4.50%	1.00%	2.25%	4.87%	6.17%
2007	900	10.660	11.290	10,008	6.11%	1.00%	2.25%	6.01%	7.33%
2006	1,810	10.056	10.596	18,802	3.83%	1.00%	2.25%	0.15%	1.38%
2005	1,898	10.041	10.503	19,521	3.32%	1.00%	2.25%	-0.90%	0.32%
Mutual Global Discovery Securities Subaccount(41)
2009	1,169	17.951	19.486	22,304	1.14%	1.00%	2.25%	20.60%	22.09%
2008	1,274	14.885	15.960	19,958	2.24%	1.00%	2.25%	-30.03%	-29.16%
2007	1,448	21.273	22.531	32,125	1.50%	1.00%	2.25%	9.37%	10.74%
2006	1,356	18.158	20.347	27,250	1.04%	1.00%	2.25%	20.26%	21.84%
2005	1,120	15.006	16.699	18,534	1.19%	1.00%	2.25%	13.42%	14.82%
Mutual Shares Securities Subaccount
2009	496	12.615	13.694	6,635	1.84%	1.00%	2.25%	23.27%	24.80%
2008	556	10.233	10.973	5,983	3.24%	1.00%	2.25%	-38.50%	-37.73%
2007	526	16.638	17.622	9,125	1.54%	1.00%	2.25%	1.19%	2.45%
2006	434	15.558	17.200	7,374	1.23%	1.00%	2.25%	15.62%	17.21%
2005	306	13.365	14.675	4,449	0.83%	1.00%	2.25%	8.13%	9.46%
Templeton Developing Markets Securities Subaccount
2009	277	25.913	29.262	7,920	3.73%	1.00%	2.25%	68.80%	70.88%
2008	266	15.224	17.124	4,477	2.71%	1.00%	2.25%	-53.75%	-53.17%
2007	374	32.643	36.570	13,472	2.36%	1.00%	2.25%	25.94%	27.50%
2006	427	23.841	28.682	12,078	1.22%	1.00%	2.25%	25.28%	26.82%
2005	383	18.928	22.615	8,582	1.29%	1.00%	2.25%	24.63%	26.17%
ING Global Resources Trust:
ING Global Resources Trust Subaccount
2009	878	11.015	11.359	9,881	0.30%	1.00%	2.05%	34.75%	36.15%
2008	1,023	8.175	8.343	8,489	1.90%	1.00%	2.05%	-42.19%	-41.59%
2007(42)	1,265	14.140	14.283	18,012	0.02%	1.00%	2.05%	37.98%	39.36%
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ING Investors Trust:
ING JPMorgan Emerging Markets Equity Subaccount
2009	472	21.448	22.373	10,426	1.54%	1.00%	2.05%	68.56%	70.31%
2008	482	12.724	13.136	6,274	2.68%	1.00%	2.05%	-52.14%	-51.64%
2007	583	26.584	27.162	15,741	1.15%	1.00%	2.05%	36.00%	37.43%
2006	621	19.546	19.765	12,228	0.62%	1.00%	2.05%	33.45%	34.84%
2005(43)	686	14.647	14.659	10,051	0.36%	1.00%	2.05%	2.57%	2.65%

64

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
ING VP Natural Resources Trust:
ING VP Natural Resources Trust Subaccount
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007(44)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	485	$29.293	$31.521	$14,768	N/A	1.00%	2.05%	19.29%	20.53%
2005	504	24.556	26.152	12,784	0.03%	1.00%	2.05%	39.99%	41.44%
Janus Aspen Series:
Janus Aspen Balanced Subaccount
2009	2,023	14.524	41.526	79,877	2.89%	1.00%	2.25%	23.06%	24.64%
2008	2,288	11.802	33.317	72,750	2.69%	1.00%	2.25%	-17.75%	-16.67%
2007	2,598	14.349	39.983	99,395	2.50%	1.00%	2.25%	8.06%	9.44%
2006	3,026	13.278	36.536	106,171	2.11%	1.00%	2.25%	7.87%	9.63%
2005	3,511	12.272	33.328	112,640	2.17%	1.00%	2.25%	5.58%	6.88%
Janus Aspen Enterprise Subaccount(45)
2009	1,330	16.752	33.782	42,818	N/A	1.00%	2.25%	41.54%	43.39%
2008	1,473	11.835	23.559	33,159	0.26%	1.00%	2.25%	-44.99%	-44.28%
2007	1,702	21.514	42.281	68,855	0.22%	1.00%	2.25%	19.28%	20.83%
2006	1,697	18.036	34.994	57,352	N/A	1.00%	2.25%	10.56%	12.49%
2005	2,000	16.244	31.108	60,276	N/A	1.00%	2.25%	9.84%	11.20%
Janus Aspen Forty Subaccount(46)
2009	95	12.564	12.564	1,197	N/A	1.40%	1.40%	44.31%	44.31%
2008	104	8.706	8.706	905	0.15%	1.40%	1.40%	-44.93%	-44.93%
2007	111	15.808	15.808	1,753	0.35%	1.40%	1.40%	35.09%	35.09%
2006	140	11.702	11.702	1,643	0.36%	1.40%	1.40%	7.84%	7.84%
2005	152	10.851	10.851	1,651	0.18%	1.40%	1.40%	11.29%	11.29%
Janus Aspen Janus Subaccount(47)
2009	1,242	11.829	24.130	28,678	0.51%	1.00%	2.25%	33.28%	35.00%
2008	1,377	8.875	17.874	23,602	0.74%	1.00%	2.25%	-41.08%	-40.32%
2007	1,560	15.063	29.949	44,950	0.71%	1.00%	2.25%	12.48%	13.95%
2006	1,822	13.392	26.283	46,182	0.46%	1.00%	2.25%	8.11%	10.28%
2005	2,205	12.297	23.833	50,851	0.31%	1.00%	2.25%	2.00%	3.26%
Janus Aspen Perkins Mid Cap Value Subaccount
2009	257	17.831	19.356	4,864	0.34%	1.00%	2.25%	29.99%	31.60%
2008	281	13.716	14.707	4,052	0.42%	1.00%	2.25%	-29.49%	-28.61%
2007	298	19.452	20.602	6,052	1.24%	1.00%	2.25%	4.80%	6.11%
2006	632	16.407	19.416	12,115	3.91%	1.00%	2.25%	12.31%	13.93%
2005	267	14.501	17.043	4,506	6.46%	1.00%	2.25%	7.59%	8.92%
Janus Aspen Perkins Small Company Value Subaccount
2009(48)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	422	10.703	11.476	4,727	N/A	1.00%	2.25%	-37.33%	-36.55%
2007	547	17.078	18.088	9,704	0.92%	1.00%	2.25%	-8.19%	-7.05%
2006	360	15.736	19.459	6,899	0.00%	1.00%	2.25%	18.84%	20.67%
2005	346	13.131	16.126	5,505	0.00%	1.00%	2.25%	1.16%	2.41%
Janus Aspen Worldwide Subaccount(49)
2009	1,670	10.412	29.461	46,978	1.36%	1.00%	2.25%	34.64%	36.34%
2008	1,848	7.733	21.609	38,236	1.20%	1.00%	2.25%	-45.92%	-45.21%
2007	2,097	14.298	39.441	79,556	0.77%	1.00%	2.25%	7.15%	8.54%
2006	2,448	13.344	36.339	85,810	1.66%	1.00%	2.25%	14.91%	17.04%
2005	2,981	11.546	31.049	89,588	1.27%	1.00%	2.25%	3.54%	4.82%
JPMorgan Insurance Trust:(50)
JPMorgan Insurance Trust Balanced Subaccount(51)
2009	6	10.645	11.296	64	2.30%	1.25%	2.25%	21.72%	22.92%
2008	2	8.746	9.190	23	7.23%	1.25%	2.25%	-25.98%	-25.24%
2007	5	11.815	12.293	60	1.74%	1.25%	2.25%	3.79%	4.82%
2006	5	11.384	11.728	55	6.59%	1.25%	2.25%	8.46%	9.61%
2005	3	10.488	10.700	36	5.13%	1.25%	2.25%	0.25%	1.24%

65

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
JPMorgan Insurance Trust:(50) (continued)
JPMorgan Insurance Trust Core Bond Subaccount(52)
2009(53)	120	$11.433	$12.133	$1,436	1.08%	1.25%	2.25%	7.23%	8.29%
2008	4	10.662	11.203	48	2.47%	1.25%	2.25%	-0.92%	0.06%
2007	3	10.761	11.197	33	4.65%	1.25%	2.25%	3.95%	4.99%
2006	—	10.352	10.665	10	N/A	1.25%	2.25%	1.85%	2.85%
2005	1	10.164	10.369	15	N/A	1.25%	2.25%	0.14%	1.13%
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount(54)
2009	64	11.611	12.507	781	N/A	1.00%	2.25%	39.89%	41.62%
2008	79	8.300	8.831	683	N/A	1.00%	2.25%	-45.03%	-44.34%
2007	83	15.098	15.867	1,301	N/A	1.00%	2.25%	14.65%	16.07%
2006	67	13.169	13.670	904	N/A	1.00%	2.25%	8.60%	10.29%
2005	36	12.088	12.395	437	N/A	1.00%	2.25%	8.66%	10.00%
JPMorgan Insurance Trust Equity Index Subaccount(55)
2009	12	9.908	10.672	122	2.61%	1.00%	2.25%	23.66%	25.19%
2008	22	8.013	8.525	185	1.73%	1.00%	2.25%	-38.59%	-37.83%
2007	12	13.048	13.712	162	1.41%	1.00%	2.25%	2.77%	4.05%
2006	9	12.696	13.179	121	0.98%	1.00%	2.25%	12.48%	14.28%
2005	7	11.247	11.532	83	1.77%	1.00%	2.25%	2.16%	3.42%
JPMorgan Insurance Trust Government Bond Subaccount
2009(56)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	53	11.760	12.357	648	5.67%	1.25%	2.25%	7.61%	8.67%
2007	15	10.929	11.371	163	5.42%	1.25%	2.25%	5.11%	6.16%
2006	13	10.397	10.712	132	9.00%	1.25%	2.25%	1.20%	2.20%
2005	85	10.274	10.482	890	N/A	1.25%	2.25%	0.82%	1.82%
JPMorgan Insurance Trust Intrepid Growth Subaccount(57)
2009	2	9.557	10.142	17	N/A	1.25%	2.25%	31.36%	32.66%
2008	2	7.275	7.645	12	N/A	1.25%	2.25%	-40.56%	-39.97%
2007	—	12.239	12.735	—	N/A	1.25%	2.25%	9.08%	10.16%
2006	—	11.220	11.560	—	N/A	1.25%	2.25%	2.60%	4.08%
2005	7	10.887	11.107	74	N/A	1.25%	2.25%	2.75%	3.76%
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount(58)
2009	258	11.562	12.454	3,157	1.47%	1.00%	2.25%	32.68%	34.32%
2008	296	8.715	9.272	2,705	0.59%	1.00%	2.25%	-40.17%	-39.42%
2007	339	14.564	15.306	5,123	0.65%	1.00%	2.25%	0.59%	1.84%
2006	361	14.479	15.029	5,375	0.54%	1.00%	2.25%	11.21%	12.99%
2005	402	12.972	13.301	5,313	N/A	1.00%	2.25%	14.53%	15.94%
JPMorgan Insurance Trust International Equity Subaccount
2009(59)	689	15.961	17.327	11,633	2.87%	1.00%	2.25%	38.53%	39.71%
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Mid Cap Value Subaccount(60)
2009	671	10.912	11.754	7,731	0.40%	1.00%	2.25%	25.08%	26.63%
2008	76	8.724	9.282	693	1.51%	1.00%	2.25%	-36.91%	-36.12%
2007	99	13.828	14.532	1,425	2.10%	1.00%	2.25%	-1.32%	-0.09%
2006	132	14.012	14.544	1,913	0.80%	1.00%	2.25%	13.88%	15.57%
2005	125	12.274	12.585	1,567	1.12%	1.00%	2.25%	7.35%	8.67%

66

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
JPMorgan Insurance Trust:(50) (continued)
JPMorgan Insurance Trust Small Cap Core Subaccount
2009(61)	295	$12.876	$15.897	$4,505	0.44%	1.00%	2.25%	27.16%	30.91%
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust U.S. Equity Subaccount(62)
2009	42	10.939	11.783	481	2.73%	1.00%	2.25%	30.74%	32.36%
2008	54	8.367	8.902	471	1.18%	1.00%	2.25%	-36.24%	-35.45%
2007	89	13.122	13.790	1,217	1.35%	1.00%	2.25%	8.01%	9.35%
2006	176	12.149	12.611	2,200	0.67%	1.00%	2.25%	13.37%	15.00%
2005	129	10.695	10.966	1,405	1.81%	1.00%	2.25%	0.08%	1.32%
JPMorgan Series Trust II:
JPMorgan International Equity Subaccount
2009(63)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	852	12.097	12.971	10,816	1.82%	1.00%	2.25%	-42.65%	-41.93%
2007	1,152	21.092	22.339	25,246	1.24%	1.00%	2.25%	6.91%	8.24%
2006	1,780	17.848	20.638	36,195	1.04%	1.00%	2.25%	18.81%	20.83%
2005	1,949	14.873	17.079	32,886	0.88%	1.00%	2.25%	8.26%	9.60%
JPMorgan MidCap Value Subaccount
2009(64)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	538	11.581	12.418	6,565	1.11%	1.00%	2.25%	-34.68%	-33.87%
2007	700	17.731	18.779	12,949	0.97%	1.00%	2.25%	0.19%	1.43%
2006	717	16.236	18.513	13,127	0.68%	1.00%	2.25%	13.96%	15.69%
2005	1,272	12.244	16.003	20,143	0.18%	1.00%	2.25%	6.82%	8.35%
JPMorgan Small Company Subaccount
2009(65)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	367	10.720	13.098	4,615	0.19%	1.00%	2.25%	-33.49%	-32.66%
2007	421	16.085	19.451	7,925	0.01%	1.00%	2.25%	-7.76%	-6.61%
2006	515	17.403	20.827	10,415	N/A	1.00%	2.25%	11.78%	13.87%
2005	624	15.442	18.290	11,107	N/A	1.00%	2.25%	1.15%	2.39%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Subaccount
2009	246	11.504	12.489	2,999	N/A	1.00%	2.25%	40.98%	42.72%
2008	246	8.160	8.750	2,116	N/A	1.00%	2.25%	-46.86%	-46.20%
2007	271	15.356	16.264	4,339	N/A	1.00%	2.25%	11.34%	12.73%
2006	311	12.654	14.428	4,428	0.18%	1.00%	2.25%	4.91%	6.62%
2005	336	11.951	13.533	4,500	0.75%	1.00%	2.25%	2.56%	3.83%
Oppenheimer Global Securities Subaccount
2009	1,554	17.279	18.757	28,429	1.86%	1.00%	2.25%	36.29%	37.97%
2008	1,798	12.678	13.594	23,933	1.34%	1.00%	2.25%	-41.65%	-40.92%
2007	2,170	21.727	23.011	49,069	1.05%	1.00%	2.25%	3.73%	5.03%
2006	1,792	18.166	21.910	38,746	0.83%	1.00%	2.25%	14.42%	16.20%
2005	1,672	15.741	18.855	31,260	0.84%	1.00%	2.25%	11.56%	12.93%
Oppenheimer High Income Subaccount
2009	269	3.134	3.402	889	N/A	1.00%	2.25%	23.18%	24.70%
2008	168	2.544	2.728	449	8.90%	1.00%	2.25%	-79.05%	-78.79%
2007	231	12.141	12.859	2,923	7.04%	1.00%	2.25%	-2.67%	-1.46%
2006	211	12.474	13.049	2,732	6.43%	1.00%	2.25%	6.83%	8.15%
2005	193	11.677	12.066	2,310	6.57%	1.00%	2.25%	-0.23%	1.00%
Oppenheimer Main Street Subaccount
2009	489	11.408	12.383	5,909	1.60%	1.00%	2.25%	25.18%	26.73%
2008	621	9.113	9.772	5,935	1.31%	1.00%	2.25%	-39.98%	-39.23%
2007	795	15.183	16.081	12,555	1.02%	1.00%	2.25%	1.85%	3.11%
2006	1,231	14.027	15.595	18,921	0.94%	1.00%	2.25%	11.94%	13.63%
2005	1,187	12.431	13.725	16,106	0.38%	1.00%	2.25%	3.42%	4.70%

67

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(6) Unit Values and Financial Highlights: (continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Oppenheimer Variable Account Funds: (continued)
Oppenheimer Main Street Small Cap Subaccount
2009	467	$14.971	$16.252	$7,401	0.64%	1.00%	2.25%	33.87%	35.53%
2008	545	11.183	11.992	6,392	0.28%	1.00%	2.25%	-39.37%	-38.62%
2007	728	18.446	19.536	13,975	0.15%	1.00%	2.25%	-3.57%	-2.37%
2006	619	16.294	20.011	12,222	0.02%	1.00%	2.25%	11.57%	13.53%
2005	541	14.452	17.627	9,443	N/A	1.00%	2.25%	7.31%	8.63%
Oppenheimer MidCap Fund Subaccount(66)
2009	49	10.221	11.096	533	N/A	1.00%	2.25%	29.35%	30.95%
2008	45	7.902	8.473	371	N/A	1.00%	2.25%	-50.33%	-49.72%
2007	52	15.910	16.850	859	N/A	1.00%	2.25%	3.69%	4.98%
2006	63	13.225	16.051	993	N/A	1.00%	2.25%	-0.06%	1.69%
2005	80	13.095	15.785	1,257	N/A	1.00%	2.25%	9.53%	10.88%
Oppenheimer Strategic Bond Subaccount
2009	655	12.437	13.501	8,645	0.25%	1.00%	2.25%	15.80%	17.24%
2008	790	10.740	11.516	8,917	6.25%	1.00%	2.25%	-16.37%	-15.33%
2007	699	12.842	13.602	9,350	3.10%	1.00%	2.25%	7.13%	8.46%
2006	614	11.988	12.540	7,604	6.02%	1.00%	2.25%	4.88%	6.17%
2005	1,706	11.430	11.811	19,952	3.20%	1.00%	2.25%	0.23%	1.47%
PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount
2009	8	14.569	14.569	124	3.20%	1.40%	1.40%	14.00%	14.00%
2008	10	12.779	12.779	126	3.51%	1.40%	1.40%	-3.75%	-3.75%
2007	12	13.277	13.277	159	2.93%	1.40%	1.40%	2.19%	2.19%
2006	14	12.992	12.992	182	3.16%	1.40%	1.40%	0.78%	0.78%
2005	15	12.892	12.892	198	2.76%	1.40%	1.40%	3.70%	3.70%
PIMCO Low Duration Subaccount
2009	10	14.437	14.437	140	3.80%	1.40%	1.40%	11.76%	11.76%
2008	9	12.918	12.918	123	4.41%	1.40%	1.40%	-1.80%	-1.80%
2007	11	13.154	13.154	149	4.91%	1.40%	1.40%	5.87%	5.87%
2006	10	12.425	12.425	136	4.38%	1.40%	1.40%	2.54%	2.54%
2005	11	12.117	12.117	138	2.92%	1.40%	1.40%	-0.38%	-0.38%

(1)	Net Assets equals Contract Owners’ Equity.

(2)

This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends.

(3)

This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges. Charges that require redemption of contract owner units are excluded.

(4)

Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated. The Archway product has total returns outside the ranges provided that do not correspond to the minimum or maximum expense ratio. This product invests in shares at the fund level that typically experience additional expenses. This can result in a lower subaccount total return than another product with a higher rider expense ratio.

(5)	Effective July 1, 2005, name was changed from AIM V.I. Health Sciences Subaccount.

(6)	Effective July 3, 2006, name was changed from AIM V.I. Real Estate Subaccount.

(7)	Effective September 23, 2009, name was changed from Alger American Funds to Alger Portfolios.

(8)	Effective September 23, 2009, name was changed from Alger American Balanced Subaccount.

68

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(6) Unit Values and Financial Highlights: (continued)

(9)

Effective September 23, 2009, name was changed from Alger American Capital Appreciation Subaccount to Alger Capital Appreciation Subaccount. Previous to this date, effective May 1, 2008, name was changed from Alger American Leveraged All Cap Subaccount.

(10)

Effective September 23, 2009, name was changed from Alger American Large Cap Growth Subaccount to Alger Large Cap Growth Subaccount. Previous to this date, effective May 1, 2008, name was changed from Alger American Growth Subaccount.

(11)	Effective September 23, 2009, name was changed from Alger American Mid Cap Growth Subaccount.

(12)

Effective September 23, 2009, name was changed from Alger American Small Cap Growth Subaccount to Alger Small Cap Growth Subaccount. Previous to this date, effective May 1, 2008, name was changed from Alger American Small Capitalization Subaccount.

(13)

Effective December 11, 2009, Credit Suisse Trust International Equity Flex II merged with Credit Suisse Trust International Equity Flex III. Previous to this date effective May 1, 2009, name was changed from Credit Suisse Trust Global Small Cap Subaccount to Credit Suisse Trust International Equity Flex II. Previous to this date effective February 21, 2005, name was changed from Credit Suisse Trust Global Post-Venture Capital Subaccount.

(14)

Effective December 11, 2009, Credit Suisse Trust International Equity Flex III merged with Credit Suisse Trust International Equity Flex II. Previous to this date, effective May 1, 2009, name was changed from Credit Suisse Trust Emerging Markets Subaccount.

(15)	For the period (cessation of operations): January 2, 2007 to April 30, 2007—Dreyfus VIF Small Company Stock. Fund merged with DWS Money Market VIP Subaccount.

(16)

Effective February 6, 2006, Scudder Investments changed its name to DWS Scudder, and the Scudder Funds have been renamed DWS funds. The Scudder Variable Series I and Variable Series II portfolios and the Scudder Investments VIT funds were renamed Variable Insurance Products (VIP).

(17)	Effective April 27, 2009, DWS Capital Growth VIP Subaccount acquired DWS Janus Growth Income VIP Subaccount.

(18)	Effective December 8, 2006, DWS Capital Growth VIP Subaccount acquired DWS Janus Growth Opportunities VIP, DWS Legg Mason Aggressive Growth VIP and DWS Oak Strategic Equity VIP Subaccounts.

(19)

Effective April 29, 2005, Scudder Variable Series I’s Scudder Capital Growth Subaccount acquired Scudder Variable Series II’s Scudder Growth and Scudder Variable Series II’s SVS Eagle Focused Large Cap Growth Subaccounts.

(20)	Effective February 6, 2006, name was changed from Scudder Global Discovery Subaccount.

(21)	Effective April 29, 2005, Scudder Variable Series I’s Scudder Growth and Income Subaccount acquired Scudder Variable Series II’s SVS Focus Value + Growth Subaccount.

(22)	Effective February 6, 2006, name was changed from Scudder Health Sciences Subaccount.

(23)	Effective February 6, 2006, name was changed from Scudder Total Return Subaccount.

(24)	Effective February 6, 2006, name was changed from Scudder Fixed Income Subaccount.

(25)	For the period (cessation of operations): January 1, 2009 to April 27, 2009—DWS Davis Venture Value VIP Subaccount. Fund merged with DWSII Large Cap Value VIP Subaccount.

(26)	Effective May 1, 2009, name was changed form DWS International Select Equity VIP Subaccount.

(27)	Effective November 3, 2006, name was changed from DWS Dreman Small Cap Value Subaccount.

(28)	Effective February 6, 2006, name was changed from Scudder Global Blue Chip Subaccount.

69

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(6) Unit Values and Financial Highlights: (continued)

(29)	For the period (cessation of operations): January 1, 2009 to April 27, 2009—DWS Janus Growth & Income VIP Subaccount. Fund merged with DWS Capital Growth VIP Subaccount.

(30)	Effective October 28, 2005, name was changed from Scudder Aggressive Growth Subaccount.

(31)	Effective May 1, 2009, DWS Money Market VIP Subaccount acquired DWS Janus Aspen Small Company Value Subaccount.

(32)	Effective April 25, 2008, DWS Money Market VIP Subaccount acquired DWS RREEF Real Estate Securities VIP Subaccount.

(33)	Effective November 3, 2006, DWS Money Market VIP Subaccount acquired DWS Variable Series I’s Money Market VIP Subaccount.

(34)	Effective April 29, 2005, Scudder Variable Series II’s Scudder Small Cap Growth Subaccount acquired Scudder Variable Series I’s 21st Century Growth Subaccount.

(35)	Effective June 1, 2009, name was changed from DWS Dreman High Return Equity VIP Subaccount.

(36)	Effective September 15, 2006, DWS Dreman High Return Equity VIP Subaccount acquired DWS Dreman Financial Services VIP and DWS MFS Strategic Value Subaccounts.

(37)	Effective February 6, 2006, name was changed from Scudder Technology Growth Subaccount.

(38)	For the period (commencement of operations): September 16, 2005 to December 31, 2005—Scudder VIT Equity 500 Index Subaccount. Fund acquired Scudder Variable Series II’s SVS Index 500 Subaccount.

(39)	Effective February 6, 2006, name was changed from Scudder Real Estate Securities Subaccount.

(40)	For the period (cessation of operations): January 1, 2008 to April 25, 2008—DWS RREEF Real Estate Securities VIP Subaccount. Fund merged with DWS Money Market VIP Subaccount.

(41)	Effective May 1, 2009, name was changed from Mutual Discovery Securities Subaccount.

(42)	For the period (commencement of operations): January 12, 2007 to December 31, 2007—ING Global Resources Subaccount. Fund acquired ING VP Natural Resources Trust Subaccount.

(43)	For the period (commencement of operations): December 3, 2005 to December 31, 2005—ING JPMorgan Emerging Markets Equity Subaccount.

(44)	For the period (cessation of operations): January 1, 2007 to January 12, 2007—ING VP Natural Resources Trust Subaccount. Fund merged with ING Global Resources Subaccount.

(45)	Effective May 1, 2009, name was changed from Janus Aspen Mid Cap Growth Subaccount.

(46)	Effective May 1, 2005, name was changed from Janus Aspen Capital Appreciation Subaccount.

(47)	Effective May 1, 2009, name was changed from Janus Aspen Large Cap Growth Subaccount. Previous to this date, effective May 1, 2005, name was changed from Janus Aspen Growth Subaccount.

(48)	For the period (cessation of operations): January 1, 2009 to May 1, 2009—Janus Aspen Perkins Small Company Value Subaccount. Fund merged with DWS Money Market VIP Subaccount.

(49)	Effective May 1, 2009, name was changed from Janus Aspen Worldwide Growth Subaccount.

(50)	Effective May 1, 2006, name was changed from JPMorgan Investment Trust to JPMorgan Insurance Trust. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust.

(51)

Effective May 1, 2006, name was changed from JPMorgan Investment Trust Balanced Subaccount to JPMorgan Insurance Trust Balanced Subaccount. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust Balanced Subaccount.

70

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(6) Unit Values and Financial Highlights: (continued)

(52)

Effective May 1, 2006, name was changed from JPMorgan Investment Trust Bond Subaccount to JPMorgan Insurance Trust Core Bond Subaccount. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust Bond Subaccount.

(53)	Effective May 1, 2009, JP Morgan Insurance Trust Core Bond Subaccount merged with JP Morgan Insurance Trust Government Bond.

(54)

Effective May 1, 2006, name was changed from JPMorgan Investment Trust Diversified Mid Cap Growth Subaccount to JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust Mid Cap Growth Subaccount.

(55)

Effective May 1, 2006, name was changed from JPMorgan Investment Trust Equity Index Subaccount to JPMorgan Insurance Trust Equity Index Subaccount. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust Equity Index Subaccount.

(56)

For the period (cessation of operations): January 1, 2009 to May 1, 2009—JP Morgan Insurance Trust Government Bond. Fund merged with JP Morgan Insurance Trust Core Bond Subaccount. Previous to this date, effective May 1, 2006, name was changed from JPMorgan Investment Trust Government Bond Subaccount to JPMorgan Insurance Trust Government Bond Subaccount. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust Government Subaccount.

(57)

Effective December 8, 2006, name was changed from JPMorgan Insurance Trust Large Cap Growth Subaccount to JPMorgan Insurance Trust Intrepid Growth Subaccount. Previous to this date, effective May 1, 2006, name was changed from JPMorgan Investment Trust Large Cap Growth Subaccount. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust Large Cap Growth Subaccount.

(58)

Effective May 1, 2006, name was changed from JPMorgan Investment Trust Diversified Mid Cap Subaccount to JPMorgan Insurance Trust Intrepid Mid Cap Subaccount. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust Diversified Mid Cap Subaccount.

(59)	For the period (commencement of operations): May 1, 2009 to December 31, 2009—JPMorgan Insurance Trust International Equity Subaccount.

(60)

Effective May 1, 2009, JPMorgan Insurance Trust Mid Cap Value Subaccount merged with JPMorgan Mid Cap Value subaccount. On the same date, name was changed from JP Morgan Insurance Trust Diversified Mid Cap Value Subaccount. Previous to this date effective May 1, 2006, name was changed from JPMorgan Investment Trust Mid Cap Value Subaccount. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust Mid Cap Value Subaccount.

(61)	For the period (commencement of operations): May 1, 2009 to December 31, 2009—JPMorgan Insurance Trust Small Cap Core Subaccount.

(62)

Effective May 1, 2009, name was changed from JP Morgan Insurance Trust Diversified Equity Subaccount. Previous to this date, effective May 1, 2006, name was changed from JPMorgan Investment Trust Diversified Equity Subaccount to JPMorgan Insurance Trust Diversified Equity Subaccount. Previous to this date, effective May 1, 2005, name was changed from One Group Investment Trust Diversified Equity Subaccount.

(63)	For the period (cessation of operations): January 1, 2009 to May 1, 2009—JPMorgan International Equity Subaccount. Fund merged with JPMorgan Insurance Trust International Equity.

(64)	For the period (cessation of operations): January 1, 2009 to May 1, 2009—JPMorgan MidCap Value Subaccount. Fund merged with JPMorgan Insurance Trust Mid Cap Value.

(65)	For the period (cessation of operations): January 1, 2009 to May 1, 2009—JPMorgan Small Company Subaccount. Fund merged with JPMorgan Insurance Trust Small Cap Core.

(66)	Effective May 1, 2006, name was changed from Oppenheimer Aggressive Growth Subaccount.

71

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(7) Fair Value Measurements:

The valuation methodologies used to determine the fair value of assets under the FASB guidance within the Fair Value Measurements and Disclosure Topic reflect market-participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the assets listed below are open-ended mutual funds and are included in Level 1. All of the open-ended mutual funds are valued at the net asset values of the respective portfolios as of December 31, 2009. There are no restrictions on purchases or sales of these open-ended mutual funds.

The following table presents the Separate Account’s hierarchy for its assets measured at fair value on a recurring basis as of December 31, 2009 (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
AIM Variable Insurance Funds:
AIM V.I. Financial Services Fund	$724	$—	$—	$724
AIM V.I. Global Health Care	1,686	—	—	1,686
AIM V.I. Global Real Estate	6,739	—	—	6,739
AIM V.I. Utilities	22,175	—	—	22,175

The Alger Portfolios:
Alger Balanced	45,533	—	—	45,533
Alger Capital Appreciation	53,308	—	—	53,308
Alger Large Cap Growth	11,580	—	—	11,580
Alger Mid Cap Growth	13,164	—	—	13,164
Alger Small Cap Growth	8,384	—	—	8,384

American Century Variable Portfolios, Inc.:
American Century VP Income & Growth	11,018	—	—	11,018
American Century VP Value	15,781	—	—	15,781

Credit Suisse Trust:
Credit Suisse Trust International Equity Flex II	—	—	—	—
Credit Suisse Trust International Equity Flex III	47,351	—	—	47,351

Dreyfus Investment Portfolios:
Dreyfus I.P. MidCap Stock	52,999	—	—	52,999

The Dreyfus Socially Responsible Growth Fund, Inc.:
The Dreyfus Socially Responsible Growth	5,715	—	—	5,715

DWS Variable Series I:
DWS Bond VIP	25,103	—	—	25,103
DWS Capital Growth VIP	233,146	—	—	233,146
DWS Global Opportunities VIP	65,649	—	—	65,649
DWS Growth & Income VIP	31,786	—	—	31,786
DWS Health Care VIP	33,560	—	—	33,560
DWS International VIP	49,377	—	—	49,377

DWS Variable Series II:
DWS Balanced VIP	184,860	—	—	184,860
DWS Blue Chip VIP	60,934	—	—	60,934
DWS Core Fixed Income VIP	51,809	—	—	51,809
DWS Davis Venture Value VIP	—	—	—	—
DWS Diversified International Equity VIP	60,284	—	—	60,284

72

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(7) Fair Value Measurements: (continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
DWS Variable Series II: (continued)
DWS Dreman Small Mid Cap Value VIP	$125,046	$—	$—	$125,046
DWS Global Thematic VIP	39,448	—	—	39,448
DWS Government & Agency Securities VIP	89,868	—	—	89,868
DWS High Income VIP	117,223	—	—	117,223
DWS Janus Growth & Income VIP	—	—	—	—
DWS Large Cap Value VIP	139,399	—	—	139,399
DWS Mid Cap Growth VIP	14,235	—	—	14,235
DWS Money Market VIP	128,275	—	—	128,275
DWS Small Cap Growth VIP	53,436	—	—	53,436
DWS Strategic Income VIP	44,203	—	—	44,203
DWS Strategic Value VIP	159,517	—	—	159,517
DWS Technology VIP	47,443	—	—	47,443
DWS Turner Mid Cap Growth VIP	37,859	—	—	37,859

DWS Scudder Investments VIT Funds:
DWS Equity 500 Index VIP	75,110	—	—	75,110

Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager	5,486	—	—	5,486
Fidelity VIP Contrafund	71,277	—	—	71,277
Fidelity VIP Equity Income	27,897	—	—	27,897
Fidelity VIP Growth	25,279	—	—	25,279
Fidelity VIP Index 500	63,331	—	—	63,331

Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities	5,792	—	—	5,792
Franklin Small Cap Value Securities	4,701	—	—	4,701
Franklin Strategic Income Securities	10,026	—	—	10,026
Franklin U.S. Government	4,672	—	—	4,672
Franklin Zero Coupon 2010	7,210	—	—	7,210
Mutual Global Discovery Securities	22,304	—	—	22,304
Mutual Shares Securities	6,635	—	—	6,635
Templeton Developing Markets Securities	7,920	—	—	7,920

ING Global Resources Trust:
ING Global Resources Trust	9,881	—	—	9,881

ING Investors Trust:
ING JPMorgan Emerging Markets Equity	10,426	—	—	10,426

Janus Aspen Series:
Janus Aspen Balanced	79,877	—	—	79,877
Janus Aspen Enterprise	42,818	—	—	42,818
Janus Aspen Forty	1,197	—	—	1,197
Janus Aspen Janus	28,678	—	—	28,678
Janus Aspen Perkins Mid Cap Value	4,864	—	—	4,864
Janus Aspen Perkins Small Company Value	—	—	—	—
Janus Aspen Worldwide	46,978	—	—	46,978

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Balanced	64	—	—	64
JPMorgan Insurance Trust Core Bond	1,436	—	—	1,436

73

KEMPER INVESTORS LIFE INSURANCE COMPANY

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(7) Fair Value Measurements: (continued)

	Level 1	Level 2	Level 3	Total
Assets: (continued)
JPMorgan Insurance Trust: (continued)
JPMorgan Insurance Trust Diversified Mid Cap Growth	$781	$—	$—	$781
JPMorgan Insurance Trust Equity Index	122	—	—	122
JPMorgan Insurance Trust Government Bond	—	—	—	—
JPMorgan Insurance Trust International Equity	11,633	—	—	11,633
JPMorgan Insurance Trust Intrepid Growth	17	—	—	17
JPMorgan Insurance Trust Intrepid Mid Cap	3,157	—	—	3,157
JPMorgan Insurance Trust Mid Cap Value	7,731	—	—	7,731
JP Morgan Insurance Trust Small Cap Core	4,505	—	—	4,505
JPMorgan Insurance Trust U.S. Equity	481	—	—	481

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation	2,999	—	—	2,999
Oppenheimer Global Securities	28,429	—	—	28,429
Oppenheimer High Income	889	—	—	889
Oppenheimer Main Street	5,909	—	—	5,909
Oppenheimer Main Street Small Cap	7,401	—	—	7,401
Oppenheimer MidCap Fund	533	—	—	533
Oppenheimer Strategic Bond	8,645	—	—	8,645

PIMCO Variable Insurance Trust:
PIMCO Foreign Bond	124	—	—	124
PIMCO Low Duration	140	—	—	140

74

Kemper Investors Life

Insurance Company

Statutory Financial Statements and

Supplemental Schedules

December 31, 2009 and 2008

Kemper Investors Life Insurance Company

Index

December 31, 2009 and 2008

[Letterhead of PricewaterhouseCoopers LLP]

Report of Independent Auditors

To the Board of Directors and Stockholders of

Kemper Investors Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities and capital and surplus of Kemper Investors Life Insurance Company (the “Company”) as of December 31, 2009 and 2008, and the related statutory statements of operations, changes in capital and surplus and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations, Division of Insurance (“IDOI”), which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2009.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, on the basis of accounting described in Note 2.

As disclosed in the notes to the financial statements, the Company has significant transactions with Zurich Financial Services and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

As discussed in Note 2 to the financial statements, the Company received permission from the IDOI in 1995 to reset its unassigned surplus to zero with an equal and offsetting entry to gross paid-in capital and contributed surplus; under prescribed statutory accounting practices the aforementioned reclassification would not have been recorded. As of December 31, 2008 and 2009, the permitted practice had no impact on statutory surplus.

As discussed in Note 3 to the financial statements, the Company changed the manner in which it presents direct and ceded premiums, benefits and expenses of certain of its variable products in its statements of operations effective during 2007.

Our audit was conducted for the purpose of forming an opinion on the basic statutory basis financial statements taken as a whole. The accompanying Supplemental Schedules of Assets and Liabilities, Summary Investment Schedule, and Investment Risks Interrogatories (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2009 and for the year then ended are presented for purposes of additional analysis and are not a required part of the basic statutory financial statements. The effects on the supplemental schedules of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be

1

material. As a consequence, the supplemental schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2009 and for the year then ended. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the basic statutory basis financial statements and, in our opinion, are fairly stated in all material respects in relation to the basic statutory basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

New York, New York

April 29, 2010

2

KEMPER INVESTORS LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

Years Ended December 31, 2009 and 2008

	2009	2008
ADMITTED ASSETS
Cash and invested assets
Bonds, at amortized cost (market value of $429,233,851 and $346,208,141)	$420,859,432	$377,997,543
Preferred stocks, at cost or amortized cost (market value of $876,740 in 2008)	—	1,050,000
Contract loans	54,404,373	70,613,087
Cash, cash equivalents and short-term investments	29,156,739	5,644,754
Other invested assets	17,154	125,192
Receivables for securities	150,000	—

Total cash and invested assets	504,587,698	455,430,576

Amounts recoverable from reinsurers	25,766,247	14,508,362
Other amounts receivable under reinsurance contracts	23,254,311	17,550,402
Uncollected premiums and agents’ balances in the course of collection	40,187	43,302
Federal income tax recoverable	463,468	18,351,605
Net deferred tax asset	15,748,754	10,626,299
Investment income due and accrued	6,054,220	7,403,769
Guaranty funds receivable or on deposit	1,530,682	1,523,229
Securities lending collateral	27,695,523	377,404
Receivable from separate accounts	15,774,041	14,139,824
Receivables from parent, subsidiaries and affiliates	31,282	97,946
Other assets	352,654	424,447
Separate account assets	12,703,614,256	13,345,689,898

Total admitted assets	$13,324,913,323	$13,886,167,063

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities
Life and annuity reserves	$355,882,179	$334,232,820
Deposit-type funds
Supplemental contracts without life contingencies	4,046,874	873,760
Liability for deposit-type contracts	136	141
Claims and benefits payable to policyholders	212,253	307,021

Total policy liabilities	360,141,442	335,413,742

Interest maintenance reserve	327,700	1,149,271
General expenses due or accrued	1,557,954	1,857,891
Transfers to separate accounts due or accrued	—	(8,546,429)
Taxes, licenses and fees due or accrued	18,385,129	17,666,369
Asset valuation reserve	14,360	—
Payable to affiliates	16,568,620	15,576,093
Funds held under coinsurance	238,502	4,534,912
Other liabilities	8,874,129	5,571,665
Securities lending liability	27,695,523	390,311
Separate account liabilities	12,703,614,256	13,345,689,898

Total liabilities	13,137,417,615	13,719,303,723

Capital and surplus
Capital stock ($10 par value—300,000 authorized shares; 250,000 shares issued and outstanding at 2009 and 2008)	2,500,000	2,500,000
Paid-in capital	673,844,697	673,844,697
Aggregate write-ins for special surplus funds	8,379,770	—
Unassigned deficit	(497,228,759)	(509,481,357)

Total capital and surplus	187,495,708	166,863,340

Total liabilities and capital and surplus	$13,324,913,323	$13,886,167,063

The accompanying notes are an integral part of these statutory financial statements.

3

KEMPER INVESTORS LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

Years Ended December 31, 2009, 2008 and 2007

	2009	2008	2007
INCOME
Premium and annuity considerations	$(132,030,981)	$(108,581,945)	$3,738,427
Considerations for supplemental contracts with life contingencies	73,254,382	50,847,657	44,905,363
Net investment income	25,262,500	24,126,982	16,413,752
Amortization of interest maintenance reserve	(46,003)	229,359	381,765
Separate accounts fees	196,479,516	188,706,662	189,580,262
Assumed modco reserve adjustment	46,608,531	51,504,792	77,795,168
Separate accounts-related (expenses) income, net	2,393,060	(2,157,368)	(3,601,067)
Reinsurance ceding commissions and allowances	24,057,493	24,891,014	28,383,386
Ceded miscellaneous fees	65,034	232,056	2,365,934
Other income	1,240,047	(66,574)	(924,332)

Total income	237,283,579	229,732,635	359,038,658

BENEFITS AND EXPENSES
Death benefits	25,706,734	16,814,510	23,755,606
Annuity benefits	646,951,483	888,893,785	866,462,677
Surrender benefits	718,615,005	1,100,958	1,163,415
Interest and adjustments on policy or deposit-type contracts	4,933,296	(2,314,859)	977,016
Payments on supplementary contracts with life contingencies	20,720,105	15,040,933	4,102,301
Increase in aggregate reserves for life policies and contracts	21,649,360	68,154,789	66,319,298
Commissions	16,487,147	21,981,562	24,686,662
Commissions and expense allowances on reinsurance assumed	3,635,184	3,709,569	3,844,107
General expenses	20,090,901	24,031,125	20,743,786
Insurance taxes, licenses and fees	482,218	696,373	(1,760,182)
Net transfers from separate accounts	(1,398,044,186)	(1,026,194,717)	(733,495,276)
Net change in termination value of separate accounts	11,177,028	38,745,338	51,963,164
Ceded change in termination value of separate accounts	(2,213,569)	(9,576,859)	(3,202,317)
Ceded fixed/variable expense	131,457,334	222,418,285	91,890,856
Other expenses	2,374,810	—	216,178

Total benefits and expenses	224,022,850	263,500,792	417,667,291

Net income (loss) from operations before federal income tax benefit and realized capital losses	13,260,729	(33,768,157)	(58,628,633)
Federal income tax benefit	(6,684,033)	(22,614,475)	(39,978,800)

Net income (loss) from operations before realized capital losses	19,944,762	(11,153,682)	(18,649,833)

Net realized capital losses	(4,405,657)	(4,801,337)	(566,186)
Related federal income tax benefits	(998,047)	(560,024)	(187,282)
Realized loss transferred to the interest maintenance reserve	(867,574)	(238,337)	(167,199)

Total realized capital losses	(2,540,036)	(4,002,976)	(211,705)

Net income (loss)	$17,404,726	$(15,156,658)	$(18,861,538)

The accompanying notes are an integral part of these statutory financial statements.

4

KEMPER INVESTORS LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

Years Ended December 31, 2009, 2008 and 2007

	Common Capital Stock	Gross Paid-In and Contributed Surplus	Unassigned Surplus	Total Capital and Surplus
Balances at December 31, 2006	$2,500,000	$673,844,697	$(453,888,025)	$222,456,672
Net loss	—	—	(18,861,538)	(18,861,538)
Change in nonadmitted assets	—	—	(553,905)	(553,905)
Change in net deferred tax asset	—	—	(6,860,335)	(6,860,335)
Change in asset valuation reserve	—	—	(205,934)	(205,934)
Change in surplus as a result of reinsurance	—	—	(3,517,537)	(3,517,537)
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(4,532,340)	(4,532,340)

Balances at December 31, 2007	2,500,000	673,844,697	(488,419,614)	187,925,083

Net loss	—	—	(15,156,658)	(15,156,658)
Change in net unrealized capital gains and losses, net of tax	—	—	(77,906)	(77,906)
Change in nonadmitted assets	—	—	9,808,561	9,808,561
Change in net deferred tax asset	—	—	(10,884,431)	(10,884,431)
Change in asset valuation reserve	—	—	642,287	642,287
Change in surplus as a result of reinsurance	—	—	(2,356,828)	(2,356,828)
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(3,036,768)	(3,036,768)

Balances at December 31, 2008	2,500,000	673,844,697	(509,481,357)	166,863,340

Net income	—	—	17,404,726	17,404,726
Change in net unrealized capital gains and losses, net of tax	—	—	77,906	77,906
Change in nonadmitted assets	—	—	6,254,480	6,254,480
Change in net deferred tax asset	—	—	(7,802,672)	(7,802,672)
Change in asset valuation reserve	—	—	(14,360)	(14,360)
Change in surplus as a result of reinsurance	—	—	(1,610,796)	(1,610,796)
Interest maintenance reserve generated by transferred coinsurance assets	—	—	(2,075,512)	(2,075,512)
Cumulative effect of change in accounting principle:
SSAP 10R net deferred tax	—	—	8,379,770	8,379,770
SSAP 43R recovery of other than temporary impairments (net of tax)	—	—	18,826	18,826

Balances at December 31, 2009	$2,500,000	$673,844,697	$(488,848,989)	$187,495,708

The accompanying notes are an integral part of these statutory financial statements.

5

KEMPER INVESTORS LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

Years Ended December 31, 2009, 2008 and 2007

	2009	2008	2007
CASH FROM OPERATIONS
Premiums collected, net of reinsurance	$(58,769,465)	$(57,268,005)	$48,442,137
Net investment income	27,632,697	24,211,148	17,422,265
Miscellaneous income	270,843,681	263,110,583	293,599,354
Benefits and loss related payments	(1,428,279,277)	(930,883,756)	(891,535,772)
Net transfers from separate accounts	1,406,590,615	1,055,282,261	782,413,361
Commissions, expenses paid and aggregate write-ins for deductions	(188,657,538)	(300,117,298)	(181,330,778)
Federal and foreign income taxes recovered	25,580,354	42,242,067	34,176,335

Net cash provided by operations	54,941,067	96,577,000	103,186,902

CASH FROM INVESTMENTS
Proceeds from investments sold, matured or repaid
Bonds	79,576,627	44,707,067	70,386,844
Miscellaneous proceeds	—	—	425,941

Total investment proceeds	79,576,627	44,707,067	70,812,785

Cost of investments acquired
Bonds	126,599,913	99,360,016	140,176,354
Miscellaneous applications	150,000	—	308,955

Total investments acquired	126,749,913	99,360,016	140,485,309

Net increase (decrease) in contract loans	(16,208,714)	25,879,899	23,942,266

Net cash used in investments	(30,964,572)	(80,532,848)	(93,614,790)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES
Net deposits on deposit-type funds and other liabilities	3,173,109	202,746	(270,981)
Other applications	(3,637,619)	(28,246,600)	7,995,649

Net cash (used) in provided by financing and miscellaneous sources	(464,510)	(28,043,854)	7,724,668

Net change in cash, cash equivalents and short-term investments	23,511,985	(11,999,702)	17,296,780

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
Beginning of year	5,644,754	17,644,456	347,676

End of year	$29,156,739	$5,644,754	$17,644,456

The accompanying notes are an integral part of these statutory financial statements.

6

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

December 31, 2009 and 2008

1. The Company and Nature of Operations

Organization and Description of Business

Kemper Investors Life Insurance Company (“KILICO” or the “Company”) is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.

The Company is a wholly owned subsidiary of Kemper Corporation (“Kemper”), a non-operating holding company. Kemper is a direct wholly owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”). ZHCA is an indirect wholly owned subsidiary of Zurich Group Holding (“ZGH” or “Zurich”), a Swiss holding company. ZGH is wholly owned by Zurich Financial Services (“ZFS” or the “Parent’).

Purchase Agreement

On May 29, 2003, Kemper entered into a stock and asset purchase agreement (the “Purchase Agreement”) with Bank One Insurance Holdings, Inc. (“BOIH” or “Bank One”), wherein BOIH purchased the capital stock of Federal Kemper Life Assurance Company (“FKLA”), Zurich Life Insurance Company of America (“ZLICA”), Zurich Direct, Inc., and the capital stock of KILICO subsidiaries Investors Brokerage Services, Inc., Investors Brokerage Services Insurance Agency, Inc, Zurich Life Insurance Company of New York, PMG Life Agency, Inc, PMG Marketing, Inc., PMG Securities Corporation and PMG Asset Management (the KILICO Subsidiaries). BOIH also agreed to acquire indirect control of Fidelity Life Association (“FLA”) via its acquisition of FKLA, which pursuant to a management agreement, directed the day-to-day operations of FLA (we have been advised that this management agreement is no longer in effect).

Prior to the Purchase Agreement, the Company, FKLA, ZLICA, and FLA operated under the trade name “Zurich Life” and were all, except for FLA, wholly owned subsidiaries of Kemper.

On September 3, 2003 (the “Closing Date” or the “Closing”), pursuant to the Purchase Agreement, the Company entered into a coinsurance agreement with FKLA under which:

•

The Company ceded 100% of its general account liabilities to FKLA with the exception of those relating to the DESTINATIONS product, supplemental contracts arising from the DESTINATIONS product, and business-owned life insurance (“BOLI”) contracts. These general account liabilities included all of the Company’s gross liabilities and obligations, including benefits, claims, taxes, commissions and assessments for certain types of existing individual and group life insurance policies and annuity contracts (collectively referred to as the “Reinsured Policies”). The Reinsured Policies also included certain policies written for a period of twelve months subsequent to the Closing.

•

The Company ceded on a modified coinsurance basis its separate account liabilities that related to the Reinsured Policies. As of December 31, 2009 and 2008, the Company’s separate account reserves subject to the coinsurance agreement with FKLA were approximately $1,097,389,000 and $983,514,000, respectively.

•

FKLA assumed administration of the Reinsured Policies and BOLI contracts of the Company on a long-term basis subject to the oversight of the Company. This included, but was not limited to, policy and policyholder administration, separate account administration, preparing accounting and actuarial information and certain aspects of legal compliance.

•

FKLA established a trust account (the “Security Trust Account”) for the exclusive benefit of the Company. The Security Trust Account is funded with assets equal to the general account statutory reserves adjusted for policy loans and interest maintenance reserves reinsured by FKLA, adjusted on a quarterly basis. FKLA is required to maintain the Security Trust Account until the Company’s general account statutory reserves of the Reinsured Policies are $400,000,000 or less. As of December 31, 2009 and 2008, the Company’s general account statutory reserves subject to the coinsurance agreement with FKLA were approximately $2,006,102,000 and $2,222,259,000, respectively. The balance in the Security Trust Account was approximately $2,064,681,000 and $2,353,213,000 as of December 31, 2009 and 2008, respectively.

7

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

•

On July 1, 2004, BankOne merged with and into JP Morgan Chase & Company, with JP Morgan Chase & Company being the surviving entity. On November 1, 2004, FKLA changed its name to Chase Insurance Life and Annuity Company (“FKLA/CILAAC”). Protective Life Insurance Company purchased CILAAC on July 3, 2006. Effective April 1, 2007, CILAAC merged with and into Protective Life Insurance Company (“PLICO”).

Deregistration

As of April 1, 2005, the Company amended certain of its variable annuity contracts or certificates offered via its separate accounts by putting a floor on the market value adjustment feature (“MVA”) and increasing the guaranteed crediting interest rate for these contracts to 3% (collectively referred to as the “MVA Endorsement”). As a result of the issuance of the MVA Endorsement, the Company was no longer required to be registered under the Securities Act of 1933. KILICO also no longer has a duty to perform periodic filings under Section 15(d) of the Securities Exchange Act of 1934. However, the Company, as a sponsor of separate accounts, is still required to perform periodic filings under the Investment Company Act of 1940.

The MVA Endorsement also required the Company to amend its existing coinsurance agreement with FKLA/CILAAC. The MVA contracts previously ceded to FKLA/CILAAC were repriced as a result of this amendment.

Nature of Operations

Prior to the Closing the Company marketed, through various distribution channels, individual and group fixed rate and variable annuity contracts, individual and group term life and group variable life insurance products. The Company also offered investment-oriented products, guaranteed return products, or products that were a combination of both, to help policyholders meet multiple insurance and financial objectives. The Company’s distribution channels included financial institutions, securities brokerage firms, insurance agents and financial planners.

As of the Closing, the Company’s direct retained business consisted primarily of the DESTINATIONS product. The Company also ceased issuing new business with the exception of renewal business and certain policies to be written and reinsured pursuant to the coinsurance agreement with FKLA/CILAAC. The Company agreed that for a period of three years following the Closing Date, it would not, except under limited circumstances, issue any new BOLI policies. Nearly all of the Company’s BOLI policies are reinsured to Zurich Insurance Company, Bermuda Branch (“ZIBB”). The account values of these ceded BOLI policies are included in the separate account assets and liabilities on the balance sheet.

Investors Brokerage Services, Inc. and BFP Securities, LLC are the principal underwriters of the Company’s registered variable annuity and variable life products. BFP Securities, LLC is the also the primary wholesaling distributor of the Company’s BOLI products.

During 2009, the Company transferred its marketing function to Zurich Global Life Americas (“Global Life Americas”), which has responsibility for life insurance new business generation in the U.S. Global Life Americas has begun to identify and implement strategic opportunities designed to achieve profitable new business growth for the Company. Also during 2009, the Company began implementation of a target operating model for legal entity and legacy product management that transitions responsibility for these activities to Zurich Centrally Managed Businesses. This transition is targeted for completion by mid-2010.

DESTINATIONS Product

DESTINATIONS is a registered individual and group variable, fixed and market value adjusted deferred annuity product. DESTINATIONS currently offers 30 variable subaccount investment options with various investment managers, 10 guaranty periods, a fixed account option, dollar cost averaging, a guaranteed minimum death benefit (“GMDB”) option and a guaranteed retirement income benefit (“GRIB”) option.

8

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

The GMDB and GRIB options subject the Company to market risk as the beneficiary or contract holder may receive, due to product guarantees, benefits that exceed the investment performance associated with their account balance. The GMDB and GRIB benefit is the greatest of: i) the contract value (account value); ii) the greatest anniversary value before the exercise (annuitization date or date of death), reset up to age 80 minus previous withdrawals; or iii) purchase payments minus previous withdrawals, accumulated at 5% per annum to age 80.

The GRIB option is a rider to the DESTINATIONS base contract that was available to be purchased at the time the contract was issued. If purchased and later exercised, the GRIB option allows a policyholder to receive a payment stream that may have value in excess of what would otherwise have been generated, without GRIB, by annuitization of their contract value (due to benefit guarantees associated with the GRIB option). For contracts with the GRIB option, the guaranteed value may begin to be realized after seven or more years from contract issue, depending upon issue age. The amount of excess of the GRIB value over the contract value can fluctuate on a daily basis with changes in equity market returns. As such, the ultimate amount paid by the Company, if any, is uncertain and could be significantly more or less than the net amount at risk (as disclosed in Note 8).

On November 17, 2006, the Company entered into a reinsurance agreement with Zurich Insurance Company (“ZIC”; “ZIC Agreement”) to reinsure the net amounts at risk for GMDB and GRIB options on policies issued from May 1, 2000 through February 28, 2003. Subsequently, on December 22, 2008 the Company and ZIC entered into Amendment No.1 to the ZIC Agreement (“Amendment”). Under terms of the Amendment, the Company paid a premium to ZIC of $10,000,000 in consideration for changes in the operation of the ZIC Agreement, for the benefit of the Company, under forecast scenarios where a significant further decline in equity market levels was projected. See Note 9 for a more detailed discussion of the ZIC Agreement and Amendment.

Business Owned Life Insurance (BOLI)

From 1997 to the effective date of the Purchase Agreement, the Company marketed BOLI policies. BOLI is a form of group life insurance which enables clients to buy variable life insurance on key employees. The policies remain in force until the last insured dies or the policy is surrendered or exchanged. The policyholder has flexibility regarding premiums and the right to allocate premiums to various divisions with differing investment objectives. The policyholders may also borrow from the investment value of the policies, surrender the policies for their cash surrender values or in some cases, make partial withdrawals from the cash surrender values. Death benefits on the life of any insured are at least equal to the face amount on the individual insured provided the cash value relating to the insured is greater than zero.

ZIBB reinsures 98% of the mortality risk and 98% of the net amount at risk of the BOLI policies. ZIBB offered a stable value protection (“SVP”) option in conjunction with the BOLI policies. The SVP option allows purchasers of the option to make payments into SVP divisions in the Company’s separate accounts. These SVP divisions purchase value protection from a stable value provider which offers smooth or stabilized investment returns over a specified period of time.

Separate Account Business

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the contract holder assumes the investment risk, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the contract holder. Non-guaranteed separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the contract holder. Mortality, policy administration, and surrender charges to all accounts are included in the revenues of the Company. Changes in liabilities for minimum guarantees are included in the increase in aggregate reserves for life policies and contracts line item in the financial statements.

9

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

Group Term Life Insurance

During the second half of 2006, the Company began marketing and sales of a group term life insurance product (“Group Life”). Group Life is marketed through the agency force of Farmers Group, Inc. (“FGI”), an affiliated company. The Group Life product is yearly renewable term life insurance for employers to make available as a part of their employee benefits package. Group Life provides guaranteed issue in limited amounts to group members and allows for conversion to an individual term life policy when a member leaves the group.

2. Summary of Significant Accounting Policies

Basis of Presentation

The financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulations—Division of Insurance (“IDOI”).

The IDOI recognizes only Statements of Statutory Accounting Principles (“SSAP”) prescribed or permitted by the State of Illinois for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Illinois Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual version effective January 1, 2001 (“NAIC AP&P”) has been adopted as a component of prescribed or permitted practices by the State of Illinois.

Statutory accounting practices differ from accounting principles generally accepted in the United States of America (“GAAP”) in the following respects:

Investments

Investments in bonds are stated at amortized cost or at values required by the NAIC. Under GAAP, bonds are carried at fair value or amortized cost based upon management’s intent as to whether bonds are available for sale or will be held until maturity.

Fair values of investments in bonds and stocks are based on values specified by the NAIC, where available, rather than on actual market values or estimated fair values. Changes between cost and admitted asset investment carrying amounts are credited and charged directly to unassigned surplus rather than to a separate component of stockholder’s equity and other comprehensive income.

Asset Valuation Reserve

The asset valuation reserve (“AVR”) is determined by NAIC prescribed formulas, which establish a provision for the risk of asset defaults, and is reported as a liability with changes recorded directly to unassigned surplus. Under GAAP, no such liability is established.

Interest Maintenance Reserve

An interest maintenance reserve (“IMR”) is provided as required by the IDOI in order to defer certain realized investment gains and losses, net of tax, related to interest rate fluctuations, and to amortize such gains and losses through operating income over the remaining life of the securities sold. Any net unamortized deferred losses are nonadmitted and charged directly to unassigned surplus. No such reserve is required by GAAP.

10

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

Life Policy and Contract Reserves

Life policy and contract reserves under statutory accounting practices are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals and Company experience.

GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing management’s best estimate of mortality, interest, and withdrawals prevailing when the policies were sold; for interest sensitive products, the GAAP policy reserve is determined using the retrospective deposit method and is equal to the policy fund balance, before surrender charges.

Acquisition Costs

Under statutory accounting practices, costs of acquiring new business are charged to operations in the year such costs are incurred. Under GAAP, such costs are deferred and amortized over the premium-paying period of the policies for traditional products, or as a level percentage of gross profits for interest sensitive products.

Recognition of Revenue and Related Expenses

Under statutory accounting practices, premiums are recognized as revenues when due. For GAAP purposes, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist principally of whole and term life insurance policies, are recognized as revenues when due. Revenues for universal life insurance policies and for investment products consist of policy charges for the cost of insurance, interest earned, policy administration charges, and surrender charges assessed against policyholder account balances during the year. Expenses related to these products include interest credited to policy account balances, benefit claims incurred in excess of policy account balances and commissions and expense allowances on reinsurance assumed. Revenues also include commissions and expense allowances on reinsurance ceded and reserve adjustments on reinsurance ceded. Under statutory accounting practices, deferred premiums, representing gross premiums less loading, are reported as an admitted asset. Under GAAP, uncollected premiums are stated at gross amounts and deferred premiums are reflected as a reduction of the related aggregate reserve.

Reinsurance

Reserves and reinsurance recoverable on unpaid claims on reinsured business are netted in aggregate reserves and the liability for life policy claims, respectively. Under GAAP, these reinsured amounts are reflected as an asset.

Federal Income Taxes

Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Net deferred tax assets are limited to their admissible amount according to a prescribed formula. Changes in deferred income tax assets and liabilities are reported as adjustments to surplus. Under GAAP, changes in deferred income taxes are included in income tax expense or benefit and are allocated to continuing operations, discontinued operations, extraordinary items and items charged directly to shareholders’ equity. Additionally, under GAAP, deferred income tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Nonadmitted Assets

Certain assets are considered nonadmitted assets for statutory purposes and any changes in such assets are credited or charged directly to unassigned surplus. There are no nonadmitted assets for GAAP purposes.

11

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

Statement of Cash Flows

The statutory basis statement of cash flows is presented as required and differs from the GAAP presentation.

Reconciliation of Statutory Basis to GAAP Basis Accounting

A reconciliation of the Company’s audited statutory net income to audited U.S. Generally Accepted Accounting Principles (“GAAP”) net income and statutory capital and surplus to GAAP shareholders’ equity for the year ended December 31, 2007 is shown below. For results as of the year ending December 31, 2008, and subsequent years thereafter, this reconciliation will not be made available as the Company no longer reports its financial results on a GAAP basis of accounting. The Company reports its results to ZFS and, its results are consolidated into overall ZFS results, on an International Financial Reporting Standards (“IFRS”) basis.

2007
(in thousands of dollars)
Capital and Surplus
As reported on a statutory basis	$187,925
Total adjustments	574,399

As reported on a GAAP basis	$762,324

2007
Income Statement
As reported on a statutory basis	$(18,862)
Total adjustments	10,659

As reported on a GAAP basis	$(8,203)

Permitted Accounting Practice

In anticipation of the Zurich acquisition in 1996, the Company sold, primarily through a bulk sale, approximately $284,000,000 in real estate-related investments during 1995 as part of a strategic effort to reduce overall exposure to real estate. As a result of these sales, the Company incurred realized capital losses that were required to be transferred to the IMR. However, as a result of the transfer of these realized capital losses, the IMR became negative. In connection with the sale of the real estate-related investments and the acquisition of the Company’s parent, the IDOI permitted the Company to reset the IMR to zero at December 31, 1995. This treatment permits the Company to proceed as if it had been legally reorganized through a procedure known as “quasi-reorganization”.

This procedure allows the Company a “fresh start” by resetting the negative unassigned surplus to zero and reducing gross paid-in and contributed surplus by the same amount. Although this treatment does not change the Company’s total amount of reported capital and surplus as of December 31, 2009 and 2008, it did favorably impact the 2009, 2008 and 2007 net loss from operations. If the Company had not been permitted to reset the IMR to zero as of December 31, 1995, the Company’s statutory net gain from operations would have decreased by approximately $1,326,000, $1,316,000 and $1,173,000 for the years ended December 31, 2009, 2008 and 2007, respectively. Capital and surplus would have increased by like amounts through a credit to the change in nonadmitted assets and related items. If the Company had not been able to reset the negative unassigned surplus to zero, paid-in surplus and unassigned surplus (deficit) would have been approximately $729,254,000 and $(528,829,000), respectively as of December 31, 2009, and approximately $729,254,000 and ($548,136,000), respectively, as of December 31, 2008.

12

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

Changes in Accounting Principles

In September 2009, the NAIC issued SSAP No. 43R, “Loan-backed and Structured Securities” (“SSAP No. 43R”), an amendment of SSAP No. 43, “Loan-backed and Structured Securities”, replacing SSAP No. 98 “Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43-Loan-backed and Structured Securities”. SSAP No. 43R provides that for loan-backed and structured securities for which (i) fair value is less than cost (ii) the Company does not intend to sell the security and (iii) the Company has the intent and ability to hold the security until recovery, the Company should determine if there is a non-interest related impairment by comparing the present value of the cash flows expected to be collected to the amortized cost basis. If the net present value of the cash flows expected to be collected is less than amortized cost, the security is impaired, and the difference is recorded as a realized loss in net income. The new cost basis of the security is the previous amortized cost basis less the non-interest impairment recognized in net income.

If fair value is less than amortized cost and the Company (i) has the intent to sell the security, or (ii) does not have the intent and ability to retain the security until recovery of its carrying value, the security is written down to fair value with the associated realized loss reported in net income. The non-interest portion of the realized loss is recognized in the Asset Valuation Reserve (“AVR”), and the interest portion in the Interest Maintenance Reserve (“IMR”). The fair value at the time of the impairment becomes the security’s new cost basis.

SSAP No. 43R requires that for beneficial interests in securitized financial assets that are not of high credit quality or can contractually be prepaid or otherwise settled in such a way that the reporting entity would not recover substantially all of its recorded amount, determined at acquisition, if fair value is less than amortized cost and there has been a negative change in cash flows, an other-than-temporary impairment (“OTTI”) must be taken. The amount of the impairment is based upon the criteria discussed above. The carrying value of these securities is determined using the prospective yield method.

The Company adopted SSAP No. 43R effective July 1, 2009. The cumulative effect of this change is $29,000 and is reported in the Statutory Statement of Changes in Capital and Surplus, in the amount of $19,000 net of tax.

The NAIC amended “Actuarial Guideline XLIII, CARVM for Variable Annuities”. This guidance allows companies to set reserves that more accurately and appropriately reflect the risks of the variable annuities with guarantees through stochastic modeling. This guidance was effective December 31, 2009. See Note 8, Life Reserves, for further details of the impact of adoption of Actuarial Guideline XLIII.

In December 2009, the NAIC issued Statements of Statutory Accounting Principles No. 10R Income Taxes-Revised, A Temporary Replacement of SSAP 10 (“SSAP No. 10R”). This guidance provides an increase in the admissibility limitation from 10% to 15% of surplus and an increase in the reversal/realization periods from one to three years. It requires gross deferred tax assets to be reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. This guidance is effective for 2009 annual statements and 2010 interim and annual statements. In the event subsequent deferred tax asset admission guidance is not adopted by the end of this statements effective period, SSAP No. 10 is reinstated as authoritative guidance for accounting and reporting of income taxes for statutory financial statements. As of December 31, 2009, the effect of adopting this pronouncement was an increase to surplus of $8,380,000 and is reported as a specifically identified change in accounting principle in the Statutory Statements of Changes in Surplus.

New Accounting Pronouncements

The NAIC modified SSAP No. 9, “Subsequent Events”. This guidance establishes general standards for accounting and disclosures of events that occur subsequent to the balance sheet date, but before the issuance of the financial statements. In addition, the Company must disclose the date through which subsequent events have been evaluated, and the date the financial statements were issued or available to be issued. This guidance

13

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

is effective for the year ending December 31, 2009. The adoption of this guidance did not have an impact on the Company’s financial statements. The required disclosure of the date through which subsequent events have been evaluated is provided in Note 14, Subsequent Events.

The NAIC issued INT 09-04, “Application of the Fair Value Definition”, which provides guidance for fair value measurements and disclosures when (i) estimating the fair value of an asset or liability if there was a significant decrease in the volume and level of trading activity for these assets or liabilities and (ii) identifying transactions that are not orderly. It also clarified that fair value continues to be the amount at which an asset or liability could be bought or sold in a current transaction between willing parties, that is not in a forced liquidation sale. This guidance was effective June 30, 2009. The Company adopted this guidance effective June 30, 2009, however, it did not have a material impact on the Company’s financial statements.

The NAIC issued SSAP No. 99, “Accounting for Debt Securities Subsequent to an Other-Than-Temporary Impairment”, which provides guidance for the accounting treatment of premium or discount for a debt security subsequent to other-than-temporary impairment recognition. This guidance was effective January 1, 2009 with early adoption permitted. The Company adopted this guidance effective January 1, 2009 with a prospective application.

The NAIC issued SSAP No. 98, “Treatment of Cash Flows when Quantifying Changes in Valuation and Impairments, an Amendment to SSAP No. 43” with an effective date of January 1, 2009 with early adoption permitted. The Company adopted this guidance effective January 1, 2009 and the adoption did not have a material impact on the Company’s financial statements. This guidance was superseded by SSAP No. 43R.

The NAIC approved an initiative to create a new modeling and rating process for non-agency residential mortgage-backed securities (“RMBS”), “The RMBS Initiative”. For each RMBS within the scope of the guidance, the model determines the price at which the modeled expected loss equals the midpoint between the risk-based capital (“RBC”) charges for each NAIC designation, i.e. each price point that, if exceeded, changes the NAIC designation. A security’s carrying amount is based upon the initial NAIC designation, which is determined using the security’s amortized cost. A final NAIC designation is determined using the security’s carrying amount. This final NAIC designation is applicable for all statutory accounting and reporting purposes, including establishing the IMR, AVR and RBC, except for establishing the appropriate carrying value. This guidance was effective for December 31, 2009.

Effective for 2008 and future financial statements, the NAIC issued disclosure requirements for all security lending arrangements whether on or off-balance sheet as of the date of each balance sheet. See Note 3, Accounting Policies, for further details on the Company’s policy on security lending arrangements.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the IDOI requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The Company is liable for guaranty fund assessments related to certain unaffiliated life insurance companies that have become insolvent during the years 2009 and prior. The Company’s financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of expected future premium tax recoveries) that the Company believes will be assessed in the future. According to SSAP No. 35, Guaranty Fund and Other Assessments, guaranty fund assessment (“GFA”) liabilities and estimated premium tax credits as well as the estimated GFA recoverable for the ceded portion of the future liabilities, are to be presented separately in the balance sheet. The majority of

14

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

the GFA liability is ceded as a result of the Purchase Agreement.

The total estimated GFA provision as of December 31, 2009, 2008 and 2007 are as follows:

	2009	2008	Change
	(in thousands of dollars)
GFA receivable	$1,531	$1,523	$8
GFA reinsurance recoverable	16,790	16,560	230
GFA liability	(18,486)	(18,246)	(240)

2009 Net increase (decrease) to Statement of Operations			$(2)

	2008	2007	Change
GFA receivable	$1,523	$1,605	$(82)
GFA reinsurance recoverable	16,560	16,349	211
GFA liability	(18,246)	(18,123)	(123)

2008 Net increase (decrease) to Statement of Operations			$6

	2007	2006	Change
GFA receivable	$1,605	$0	$1,605
GFA reinsurance recoverable	16,349	0	16,349
GFA liability	(18,123)	(3,256)	(14,867)

2007 Net increase (decrease) to Statement of Operations			$3,087

Business Risks

The Company operates in a business environment that is subject to various risks and uncertainties, including but not limited to, mortality risk, interest rate risk and legal and regulatory changes. The Company is subject to various state and federal regulatory authorities. The potential exists for changes in laws or regulations that can result in additional, unanticipated expense to the Company. Existing federal laws and regulations affect the taxation of life insurance products and insurance companies. There can be no assurance as to whether future legislation might be enacted, or if enacted that would include provisions with possible negative effects on the Company’s life and annuity products.

3. Accounting Policies

Investments

Investments are valued as prescribed by the NAIC and as required by the IDOI. All security transactions are recorded on a trade date basis. Investments are recorded on the following bases:

•

Bonds—at cost, adjusted for amortization of premium or discount. Bonds with NAIC designations of 6 are reported at the lower of amortized cost or fair value. Discount or premium on bonds is amortized using the interest method on a retrospective basis. A yield to worst amortization method is used to take into consideration any bond call or sinking fund feature.

•

Loan-backed securities—are amortized using the interest method including anticipated prepayments at the date of purchase. Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from the respective managers and the prepayment windows and/or cashflows were obtained from Bloomberg. The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Loan-backed securities with evidence of deterioration of credit quality for which it is probable that the Company will be unable to collect all contractually required payments receivable are

15

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

written down to the present value of expected cash flows to be received. However, if the fair value of loan-backed securities is greater than the present value of expected cash flows to be received, they are written down to the fair value.

•

Preferred stocks—at lower of cost, amortized cost or fair value. Preferred stocks with NAIC designations of 1 through 3 with characteristics of debt securities are reported at cost or amortized cost. All other preferred stocks are reported at the lower of cost, amortized cost or fair value.

•	Common stocks of non-affiliates—at fair value.

•	Short-term investments—at cost or amortized cost.

•

Other invested assets—these balances consist of venture capital and real estate joint venture partnerships. They are carried at cost plus equity in undistributed earnings or losses for participants, net of a valuation allowance.

•

Contract loans are carried at the aggregate of the unpaid balance provided the unpaid balance does not exceed either cash surrender value of the policy or the policy reserves. The excess of the unpaid loan balance over the cash surrender value is nonadmitted and reflected as an unrealized capital loss.

Upon default or indication of potential default by an issuer of fixed maturity securities, other than mortgage-backed securities, the issue(s) of such issuer would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal year in which the impairment was determined to have become other than temporary. Thereafter, each issue is regularly reviewed and additional write-downs may be taken in light of later developments. Write-downs are included as part of net realized capital gains (losses). The Company recorded $2,110,000, $4,069,000, and $0, respectively, fixed maturity write-downs on securities other than mortgage-backed securities for the periods ended December 31, 2009, 2008 and 2007.

Investment Income and Realized Gains and Losses

Investment income is recorded when earned. All investment income due and accrued amounts that are over 90 days past due, with the exception of mortgage loans in default are excluded from surplus. The Company had no investment income due and accrued that was over 90 days past due at December 31, 2009, 2008 and 2007.

Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, which are not transferred to the IMR and write-downs are credited or charged to income, net of applicable federal income tax. Unrealized gains and losses, including changes in real estate-related reserves, are credited or charged to surplus, net of deferred tax.

Securities Lending

The Company has entered into a security lending agreement with a lending agent. The agreement authorizes the agent to lend securities held in the Company’s portfolio to a list of authorized borrowers. Concurrent with delivery of the securities, the borrower provides the Company with cash collateral equal to at least 102% of the fair value of the loaned securities.

The securities are marked-to-market on a daily basis, and the collateral is adjusted on the next business day. The collateral is invested in cash or governmental securities. Income earned from the security lending arrangement is shared 25% and 75% between the lending agent and the Company, respectively. Income earned by the Company was approximately $0, $27,000 and $23,000 in 2009, 2008 and 2007, respectively. The Company’s securities on loan as of December 31, 2009 and 2008 primarily consisted of U.S. Treasury Notes, U.S. Government Agency and corporate fixed income securities and had an estimated fair value of approximately $27,081,000 and $382,000, respectively. As of December 2009 and 2008, the fair value of the reinvested cash collateral was approximately $27,696,000 and $377,000.

16

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

Income and Expenses

Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of premiums and annuity considerations, investment income and policy charges and fees. Expenses consist of benefits, changes in aggregate reserves and policy maintenance costs.

Life and interest-sensitive life insurance contract premiums are recognized as income when due, while annuity contract premiums are recognized as income when received. Expenses, including acquisition costs related to acquiring new and renewal business, such as commissions, are charged to operations as incurred.

During 2007, the Company changed its presentation for recording direct and ceded premiums, benefits and expenses for certain variable products that had already been 100% reinsured. The associated impact to reported income is entirely offset within reported expenses and as a result there was no impact to the reported 2007 and 2008 net loss from operations associated with this change. Had this change to reflect ceded amounts been made as of January 1, 2007, reported premium and annuity considerations would have been reduced by approximately $49,054,000 in 2007 (partial year). Correspondingly, reflecting the effect of ceded amounts in benefits (death, annuity, surrender), expenses, and net transfers (from) separate accounts, would have reduced total benefits and expenses by approximately $49,054,000 in 2007 (partial year). Note that 2008 reflects full year implementation of this change in presentation, and that the comparison of net loss from operations between the years 2007 and 2008 does not change as a result of this change in presentation.

During 2008 the Company’s third party administrator recorded considerations for supplemental contracts not involving life contingencies but did not notify the Company of such recordings in 2008 per agreed procedures. As such, because the associated increase in reserves was not recorded as an expense in the same period, the recording of these considerations served to increase the Company’s 2008 net gain from operations before federal income taxes by $3,456,127. This error in notification was discovered by the Company in late January 2009 through its reconciliations, was investigated, and in March 2009 the Company recorded the then current value for the increase in associated reserves, $3,328,790, which served to reduce the Company’s 2009 net gain from operations before federal income taxes by the same amount.

Correction of this out-of-period error from 2008 in March 2009, which the Company determined to be immaterial and is not reflected in the accompanying 2008 statutory financial statements, would have had the impact of increasing interest and adjustments on policy or deposit-type contracts, an expense, recorded in the 2008 Statutory Statement of Operations from ($2,314,859) to $1,141,268, increasing net loss from operations before federal income taxes from ($33,768,155) to ($37,224,282), decreasing federal income taxes incurred from ($22,076,422) to ($23,286,066), and increasing net loss from ($15,694,709) to ($17,941,191). Had this been error been corrected in 2008, ending capital and surplus reported in the 2008 Statutory Statements of Capital and Surplus would have changed from $166,863,340 to $164,816,667.

Correction of this out-of-period error from 2008 in March 2009 had the impact of increasing interest and adjustments on policy or deposit-type contracts recorded in the 2009 Statutory Statement of Operations, an expense, from $1,604,506 to $4,933,296, decreasing net gain from operations before federal income taxes from $16,589,519 to $13,260,729, decreasing federal income taxes incurred from ($5,518,956) to ($6,684,033), and decreasing net income from $19,568,439 to $17,404,726. The correction of this error had no impact on ending capital and surplus of $187,495,708 reported in the 2009 Statement of Changes in Capital and Surplus.

Policy Liabilities and Other Policyholders’ Funds

Liabilities for policy reserves on annuity contracts are calculated based on the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Interest crediting rates under the contracts’ accumulation periods range from 2.15% to 7.00%. Guarantee periods range from one to ten years with minimum interest rate guarantees ranging from 2.0% to 4.5%.

17

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

Liabilities for life policy reserves and interest-sensitive life insurance contracts are based on statutory mortality and interest requirements without consideration of withdrawals. Liabilities for the majority of these contracts are calculated based on the 1980 Commissioner’s Standard Ordinary (“CSO”) table assuming interest rates ranging from 4.5% to 6.0%.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns the portion of the final premium paid beyond the policy month of death. Surrender values promised in excess of the legally computed reserves, if any, would be included as a component of reserves.

Extra premiums are charged for policies issued on substandard lives according to underwriting classifications. Final reserves are determined by computing the mid-terminal reserve for the plan and holding an additional one half of the net valuation premium for the modal period.

Separate Accounts Business

The assets of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders. The Company receives administrative fees from the separate accounts and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contract holders.

The assets and liabilities of the separate accounts are carried at the fair value of the underlying contracts. The difference between the fair values of the contracts, and their termination value, is recorded as a negative liability for transfers to separate accounts due or accrued. Changes in termination value of the contracts are recognized through the Company’s net loss from operations as a component of net transfers to (from) the separate accounts rather than directly to surplus. The assets are invested primarily in a series of mutual funds managed by DWS Investments, and other unaffiliated mutual fund managers.

Reinsurance

In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. An additional protection is the existence of a security trust. Several of the Company’s reinsurance contracts require that the reinsurer fund a trust, with the fair value of the assets at least equal to the book value of the statutory liabilities reinsured.

Federal Income Taxes

The Company has applied the NAIC Statement of Statutory Accounting Principles No. 10R, “Income taxes—Revised, A Temporary Replacement of SSAP No. 10”. Income tax incurred is recognized by applying the enacted income tax law. Deferred income taxes are provided for temporary differences between the financial statement and tax bases of assets and liabilities at the end of each year based on enacted tax rates. Changes in admitted deferred income tax assets and liabilities are recognized as adjustments to surplus. Deferred tax assets are admitted to the extent they meet specific criteria but are limited to the amount of gross deferred tax assets expected to be reversed within a limited time period and adjusted surplus. Companies that meet the risk-based capital trend-test may elect to admit additional deferred tax assets under the provisions of paragraph 10.e, which provides expanded time periods and surplus limitations. The Company qualifies for and has elected to apply the expanded provisions.

The Company records interest and penalties related to income tax contingencies as a component of income tax expense.

18

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

Nonadmitted Assets

Certain assets, designated as “nonadmitted assets”, have been excluded from the statutory statements of admitted assets, liabilities and capital and surplus through a direct charge against unassigned surplus.

Statement of Cash Flows

The Company defines cash as cash in banks and money market accounts and considers all highly liquid investments, with maturity of one year or less when purchased, to be short-term investments.

4. Investments

The components of investment income by type of investment for the years ended December 31, 2009, 2008 and 2007 are as follows:

	2009	2008	2007
	(in thousands of dollars)
Bonds	$20,903	$18,111	$13,720
Preferred stocks	—	46	38
Contract loans	3,611	3,170	1,902
Short-term investments	89	1,027	1,336
Other	1,574	2,190	49

Gross investment income	$26,177	$24,544	$17,045
Less: Investment expenses	(915)	(417)	(631)

Net investment income	$25,262	$24,127	$16,414

In 2009, 2008 and 2007, the Company’s investment expenses included fees of approximately $108,000, $108,000 and $74,000, respectively, to Zurich Investment Services, a subsidiary of Zurich Financial Services.

In April 2006, Zurich Global Investment Advisors (“ZGIA”), a subsidiary of Zurich Financial Services, was divided into two separate entities, Zurich Global Investment Management (“ZGIM”) and Zurich Alternative Asset Management (“ZAAM”). There were no ZAAM investment expenses incurred in 2009, 2008 or 2007. The Company’s investment expenses for 2009, 2008 and 2007 included fees of approximately $240,000, $140,000 and $179,000, respectively, to ZGIM, and, prior to the division, ZGIA.

Realized Gains and Losses

Realized gains and losses on sales, redemptions and impairments of investments are determined based on the actual cost of the securities.

Realized investment gains and losses for the years ended December 31, 2009, 2008 and 2007 are as follows:

	2009	2008	2007
	(in thousands of dollars)
Bonds	$(2,296)	$(719)	$(257)

	(2,296)	(719)	(257)
Transfer to (from) interest maintenance reserve	868	238	167
Add: Tax expense on net realized gains	998	560	187

	$(430)	$79	$97

19

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

Impairment losses for the years ended December 31, 2009, 2008 and 2007 are as follows:

	2009	2008	2007
	(in thousands of dollars)
Bonds	$(2,110)	$(4,069)	$—
Other	—	(13)	(309)

	$(2,110)	$(4,082)	$(309)

Unrealized Gains and Losses on Bonds and Preferred Stocks

Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of bonds and preferred stocks, as of December 31, 2009 and 2008 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in thousands of dollars)
2009
Bonds
U.S. government	$39,738	$932	$(306)	$40,364
Other governments	750	29	—	779
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities of governments and their political subdivisions	34,894	822	(548)	35,168
Industrial and miscellaneous (unaffiliated)	345,477	15,389	(7,944)	352,922

Total bonds	420,859	17,172	(8,798)	429,233

Total bonds	$420,859	$17,172	$(8,798)	$429,233

2008
Bonds
U.S. government	$23,421	$906	$—	$24,327
Other governments	398	24	—	422
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities of governments and their political subdivisions	21,769	828	(1)	22,596
Public utilities (unaffiliated)	26,603	699	(879)	26,423
Industrial and miscellaneous (unaffiliated)	305,807	3,347	(36,714)	272,440

Total bonds	377,998	5,804	(37,594)	346,208

Redeemable preferred stock	1,050	—	(173)	877

Total bonds and preferred stocks	$379,048	$5,804	$(37,767)	$347,085

Unrealized Losses on Fixed Maturities

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a monthly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. The Company believes that the prices of the securities in the sector identified in the tables below were temporarily depressed as of December 31, 2009 and 2008 due to the issuers’ continued satisfaction of the securities obligations in accordance with their contractual terms and the expectation that they will continue to do so, and management’s intent and ability to hold these securities for a period of time sufficient to allow for a recovery of fair value.

20

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

Fair value and gross unrealized losses of fixed maturities as of December 31, 2009 and 2008 were as follows:

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than 12 Months
	Estimated Fair Value	Unrealized Losses	Estimated Fair Value	Unrealized Losses
	(in thousands of dollars)
2009
Fixed maturities
Bonds
U.S. government	$19,211	$(306)	$—	$—
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities of governments and their political subdivisions	17,883	(548)	—	—
Industrial and miscellaneous (unaffiliated)	29,727	(1,339)	43,874	(6,605)

Total bonds	66,821	(2,193)	43,874	(6,605)

Total fixed maturities	$66,821	$(2,193)	$43,874	$(6,605)

2008
Fixed maturities
Bonds
U.S. government	$—	$—	$—	$—
Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and authorities of governments and their political subdivisions	767	(1)	—	—
Public utilities (unaffiliated)	13,824	(854)	365	(25)
Industrial and miscellaneous (unaffiliated)	149,065	(18,076)	67,868	(18,638)

Total bonds	163,656	(18,931)	68,233	(18,663)
Redeemable Preferred Stock
Industrial and miscellaneous (unaffiliated)	877	(173)	—	—

Total preferred stock	877	(173)	—	—

Total fixed maturities	$164,533	$(19,104)	$68,233	$(18,663)

As of December 31, 2009, fixed maturities represented 100% of the Company’s total unrealized loss amount, which was comprised of 72 securities. As of December 31, 2009, there were seven securities each with a fair value less than 85% of the security’s amortized cost for 12 continuous months.

Fixed maturities in an unrealized loss position for less than 12 months were comprised of 44 securities, of which 82.6% or fair value $55,162,000, were comprised of securities with fair value to amortized cost ratios at or greater than 95%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

Fixed maturities in an unrealized loss position for greater than 12 months as of December 31, 2009, were comprised of 28 securities with a total fair value of $43,875,000. The unrealized loss of $6,605,000 relates to industrial and miscellaneous securities. The decline in fair value for these securities is primarily attributable to changes in interest rates. A variety of data is reviewed, including the aging and severity of unrealized losses, watch lists distributed by the asset managers, deviations in market prices between months, and results of tests indicating if any fixed maturity securities with unrealized losses have a credit rating below investment grade for 12 consecutive months. Bonds, except mortgage-backed securities, classified as non-investment grade (NAIC designation 3 or below) and for which it is determined that the collection of all contractual cash flows are not probable, are written down to fair value and a loss is recognized. Mortgage-backed securities with

21

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

evidence of deterioration of credit quality for which it is probable that the Company will be unable to collect all contractually required payments receivable, are written down to the present value of expected cash flows to be received.

Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company’s investment. Because the decline in fair value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be at maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2009.

Loan-backed Securities

In accordance with SSAP No. 43R, effective July 1, 2009, all loan-backed other-than-temporarily impaired (“OTTI”) securities were classified as such based on the fact that the present value of cash flows expected to be collected for each such security was less than the amortized cost basis of the security. Loan-backed securities with a recognized other-than-temporary impairment currently held by the Company as of December 31, 2009 were as follows:

CUSIP	Description	Book/adj Carrying Value Amortized cost before current period OTTI	Recognized other-than- temporary Impairment	Amortized cost after other-than- temporary Impairment	Fair Value
		(in thousands of dollars)
12543PAH6	CWHL 2006-21 A8	$3,664	$(116)	$3,547	$2,593
61748HVK4	MSM 2006-2 2A3	1,789	(380)	1,410	1,570
94983RAD6	WFMBS 2006-AR5 2A1	1,170	(42)	1,128	924
12668AJB2	CWALT 2005-J11 1A3	337	(26)	311	311
46630JAQ2	JPMCC 2007-LDPX B	1,962	(543)	1,419	489

		$8,922	$(1,107)	$7,815	$5,887

In determining the impairments for loan-backed securities, a review of default rate, credit support and other key assumptions was made on the securities. Where it was determined that less than 100% of contractual cash flows would be received, the impairment was measured by discounting the projected cash flows and comparing that discounted cash flows to the amortized cost basis of the securities in accordance to SSAP 43R.

The rollforward of the amount related to credit losses recognized in earnings were as follows:

(in thousands of dollars)
Beginning balance of credit losses on debt securities	$—
Additions not previously recognized	1,081
Reductions for securities sold subsequent to impairment	(11)

Ending balance for securities owned as of December 31, 2009	$1,070

22

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

Maturities of Bonds

The amortized cost and estimated fair value of bonds, by contractual maturity, at December 31, 2009 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

	Amortized Cost	Estimated Fair Value
	(in thousands of dollars)
2009
Due in 1 year or less	$21,583	$21,639
Due after 1 year through 5 years	119,414	125,237
Due after 5 years through 10 years	65,192	69,362
Due after 10 years	48,312	50,521

	254,501	266,759
Mortgage-backed securities	166,358	162,475

	$420,859	$429,234

Proceeds from sales of bonds and gross realized gains (losses) on such sales and impairments for the years ended December 31, 2009, 2008, and 2007 are as follows:

	Gross Gains	Gross Losses	Proceeds
	(in thousands of dollars)
2009
Bonds	$1,351	$(5,757)	$79,577

2008
Bonds	$87	$(4,875)	$44,707

2007
Bonds	$168	$(425)	$70,387

Bonds with an amortized cost of approximately $3,314,000 and $3,469,000 were on deposit with regulatory authorities at December 31, 2009 and 2008, respectively, to satisfy regulatory requirements. The fair value of these securities was approximately $3,595,000 and $3,883,000 as of December 31, 2009 and 2008, respectively.

5. Fair Value of Financial Instruments

On January 1, 2008, the Company adopted Accounting Standards Codification (“ASC”) Subtopic 820 (“ASC 820”), “Fair Value Measurements and Disclosures”, which was issued by the Financial Accounting Standards Board in September 2006. For financial statement elements currently required to be measured at fair value, ASC 820 redefines fair value, establishes a framework for measuring fair value under U.S. GAAP and enhances disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable liquid market price existed (an exit price).

ASC 820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value into three broad levels (“Level 1, 2, and 3”). In compliance with ASC 820, the Company’s Separate Account has categorized its financial instruments into the three level hierarchies. The liabilities of the Separate Account are also reported at fair value using similar categorization as the assets. Certain financial assets are measured at

23

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2009.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

•	Level 1: Unadjusted quoted prices for identical assets or liabilities in an active market.

•	Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets

b)	Quoted prices for identical or similar assets or liabilities in non-active markets

c)	Inputs other than quoted market prices that are observable

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

•

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

This fair value disclosure includes information regarding the valuation of the Separate Accounts, certain Bonds and Preferred Stocks as well as the Securities Lending Collateral due to the adoption of ASC 820.

Assets Measured at Fair Value on a Recurring Basis

The following table provides information as of December 31, 2009 about the Company’s financial assets measured at fair value on a recurring basis:

	Quoted Prices Active Markets for Identical Assets Level 1	Significant Observable Inputs Level Level 2	Significant Unobservable Inputs Level Level 3	Total
	(in thousands of dollars)
Asset
Separate accounts assets	$3,033,895	$5,222,637	$4,447,082	$12,703,614
Securities lending collateral	27,696	—	—	27,696

Total	$3,061,591	$5,222,637	$4,447,082	$12,731,310

Determination of Fair Values:

The valuation methodologies used to determine the fair value of assets under the guidance within ASC 820 reflect market-participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs.

24

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

Separate Accounts

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the open-ended mutual funds are included in Level 1. The open-ended mutual funds are valued at the net asset values of the respective portfolios as of December 31, 2009. There are no restrictions on purchases or sales of these open-ended mutual funds. Some of the privately managed funds assets are categorized in Level 2 or 3 based on the criteria defined above. The bonds are classified into Level 1, 2 or 3, based on the availability of quoted prices or valuation techniques utilized. The short-term investments are included in Level 1. The investment income due and accrued amount is allocated to the same level as the associated security for which it is due. The stable value asset is categorized as Level 2.

Security Lending

The Securities Lending collateral is reported at approximately $27,696,000 and is categorized in Level 1. This amount represents estimated fair value of the reinvested assets, using cash collateral received from Security Lending program, in reverse repurchase agreements priced daily by the tri-party bank, representing the Company and the counter party.

The table below presents a reconciliation of Level 3 assets and liabilities for the year ended December 31, 2009:

	Beginning Fair Value	Gains/ (Losses) in OCI	Purchases/ Issuance and Sales/ Settlements, net	Transfer into/ (out) of Level 3		Ending Fair Value
	(in thousands of dollars)
Separate account assets	$—	$—	$(77,293)	$4,524,375	[1]	$4,447,082

(1)	Net transfers into Level 3 are primarily due to a change in the information available to the Company when pricing the underlying securities, changing the significant inputs used in the valuation of the underlying securities to unobservable inputs, and consequently to a Level 3 classification.

Assets Measured at Fair Value on a Non-recurring Basis

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at lower of cost of fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet. As of December 31, 2009, there were no assets measured at fair value on a non-recurring basis.

Bonds

Bonds that are rated NAIC 6 are carried at the lower of cost or fair value. The Company had three bonds with an NAIC rating of 6. The fair value and amortized cost of these bonds were approximately $502,000 and $316,000 respectively. There were not any unrealized losses associated with these bonds at December 31, 2009. Bonds are also reviewed on a quarterly basis for impairments. Bonds, except mortgage-backed securities, classified as non-investment grade (NAIC designation 3 or below) and for which it is determined that the collection of all contractual cash flows are not probable, are written down to fair value and a loss is recognized. Mortgage-backed securities with evidence of deterioration of credit quality for which it is probable that the Company will be unable to collect all contractually required payments receivable, are written down to the present value of expected cash flows to be received. However, if fair value of mortgage-backed securities is greater than the present value of expected cash flows, they are written down to fair value.

Preferred Stock

Preferred stock with NAIC ratings of 4, 5 or 6 are valued at the lower of cost or fair value. The Company did not have any unrealized losses at December 31, 2009. Preferred stocks are also reviewed for impairments

25

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

on a quarterly basis. Preferred stock classified as non-investment grade (NAIC designation 3 or below) and for which it is determined that the collection of all contractual cash flows are not probable, are written down to fair value and a loss is recognized.

Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Fair value estimates for financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

Fair value estimates are determined for existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

The following methods and assumptions were used by the Company in estimating the fair value of its financial instruments:

Bonds, Preferred Stocks and Common Stocks

The estimated fair values of bonds and preferred stocks are valued in accordance with the NAIC’s Purposes and Procedures Manual of the Securities Valuation Office (“SVO”). In those instances where fair value is not available from the SVO then fair value is based upon quoted market prices, dealer quotes, and prices obtained from independent pricing services, generally broker dealers. Unless representative trades of securities actually occurred at year end, these quotes are generally estimates of fair value based on an evaluation of appropriate factors such as trading in similar securities, yields, credit quality, coupon rate, maturity, type of issues and other market data.

Cash, Cash Equivalents and Short-Term Investments

The carrying amounts for these instruments approximate fair value.

Contract Loans and Other Invested Assets

The carrying value of contract loans approximates the fair value as the Company adjusts the rates to remain competitive. The carrying values for other invested assets approximate fair values.

Securities Lending

The estimated fair value of the securities lending collateral is valued in accordance with the value of the underlying investment holdings, which are primarily bonds.

Separate Accounts

Amounts are carried at fair value, which is based upon the net asset value for financial statement purposes.

26

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

The carrying value and estimated fair value of the Company’s financial instruments as of December 31, 2009 and 2008 were as follows:

	2009		2008
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
	(in thousands of dollars)
Financial instruments recorded as assets
Bonds	$420,859	$429,234	$377,998	$346,208
Preferred stocks	—	—	1,050	877
Contract loans	54,404	54,404	70,613	70,613
Cash, cash equivalents and short-term investments	29,157	29,157	5,645	5,645
Other invested assets	17	17	125	125
Securities lending collateral	27,696	27,696	377	377
Separate account assets	12,703,614	12,703,614	13,345,690	13,345,690

6. Income Taxes

Components of Deferred Tax Assets (“DTAs”) and Deferred Tax Liabilities (“DTLs”):

	2009			2008
	Ordinary	Capital	Total	Total
	(in thousands of dollars)
Gross deferred tax assets	$42,985	$2,250	$45,235	$53,031
Gross deferred tax liabilities	(335)	—	(335)	(318)

Net deferred tax asset/(liability) before admissibility test	$42,650	$2,250	$44,900	$52,713

Deferred tax assets admitted through potential carryback (10.a)	$—	$—	$—	$—
Deferred tax assets admitted through future realization (10.b)	7,369	—	7,369	10,626
Deferred tax assets admitted through offset of deferred tax liability (10.c)	335	—	335	318
Deferred tax assets admitted through potential carryback (10.e.i)	—	—	—	—
Deferred tax assets admitted through future realization (10.e.ii)	8,380	—	8,380	—
Deferred tax assets admitted through offset of deferred tax liability (10.e.iii)	—	—	—	—

Admitted deferred tax asset	16,084	—	16,084	10,944
Deferred tax liability	(335)	—	(335)	(318)

Net admitted deferred tax assets	15,749	—	15,749	10,626

Deferred tax assets nonadmitted	$26,901	$2,250	29,151	$42,087

Increase (decrease) in nonadmitted deferred tax asset			$(12,935)

The Company has elected to admit DTAs pursuant to paragraph 10.e. of SSAP 10R. Such election was not available in 2008.

27

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

The Company recorded an increase in admitted DTAs as the result of its election to employ the provisions of paragraph 10.e. of SSAP 10R as follows:

	Ordinary	Capital	Total 2009
(in thousands of dollars)
Deferred tax assets admitted through potential carryback (10.e.i)	$—	$—	$—
Deferred tax assets admitted through future realization (10.e.ii)	8,380	—	8,380
Deferred tax assets admitted through offset of deferred tax liability (10.e.iii)	—	—	—

Description	With para 10.a.-c.	With para 10.e.	Difference
Admitted DTAs	$7,369	$15,749	$8,380
Admitted assets	13,316,533	13,324,913	8,380
Statutory surplus	176,616	184,996	8,380
Total adjusted capital	179,130	187,510	8,380
Authorized control level used in 10.d.	21,000	21,000	—

The Company is currently recognizing all deferred tax liabilities.

Current Tax and Change in Deferred Tax

Current income taxes incurred consist of the following major components:

Description	2009	2008	2007
	(in thousands of dollars)
Current income tax expense (benefit)—operations	$(6,684)	$(22,614)	$(39,979)
Current income tax expense (benefit)—capital gains	(998)	(560)	(187)

Federal income taxes incurred	$(7,682)	$(23,174)	$(40,166)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

DTAs Resulting From Book/Tax Differences In:	2009	2008
	(in thousands of dollars)
Life insurance reserves	$12,876	$14,145
Deferred acquisition costs	26,287	33,168
Nonadmitted assets	292	882
Unrealized losses	—	27
Bond write-downs	1,933	1,429
Other	3,848	3,380

Total deferred tax assets	45,236	53,031
Nonadmitted deferred tax assets	(29,152)	(42,087)

Admitted deferred tax assets	$16,084	$10,944

DTLs Resulting From Book/Tax Differences In:	2009	2008
Market discount on bonds	$(335)	$(201)
Capitalized software	—	(102)
Other	—	(15)

Total deferred tax liabilities	$(335)	$(318)

28

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

The change in net deferred income taxes is composed of the following:

	2009	2008	Change
	(in thousands of dollars)
Total deferred tax assets	$45,235	$53,031	$(7,796)
Total deferred tax liabilities	(335)	(318)	(17)

Net deferred tax asset (liability)	$44,900	$52,713	(7,813)

Tax effect of SSAP No. 43R			10

Change in net deferred income tax			$(7,803)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate at 35% to income before income taxes. The significant items causing this difference are as follows:

	2009	2008	2007
	(in thousands of dollars)
Provision computed at statutory rate	$3,099	$(13,499)	$(20,718)
Amortization of interest maintenance reserve	16	(80)	(134)
Separate accounts dividend received deduction	(1,747)	(1,061)	(5,796)
Ceding commission included in surplus	(1,290)	(1,888)	(2,817)
Nonadmitted assets	591	1,060	(1,444)
Other	(548)	3,206	(2,397)

Total	$121	$(12,262)	$(33,306)

Federal income tax incurred	$(6,684)	$(22,614)	$(39,979)

Tax on capital gains/(losses)	(998)	$(560)	$(187)
Less: Change in net deferred income tax	7,803	10,912	6,860

Total statutory income taxes	$121	$(12,262)	$(33,306)

As of December 31, 2009 the Company did not have any operating loss carryforwards.

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

Amount
2009	$—
2008	$—
2007	$—
Deposits admitted under IRC §6603	None

29

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

The Company’s federal income tax return is consolidated with the following entities, with Zurich Holding Company of America, Inc. as the parent:

American Guarantee and Liability Insurance Company	Universal Underwriters Acceptance Corporation
American Zurich Insurance Company	Universal Underwriters Insurance Company
Assurance Company of America	Universal Underwriters Insurance Services, Inc.
Colonial American Casualty & Surety Company	Universal Underwriters Life Insurance Company
Diversified Specialty Risk, Inc.	Universal Underwriters Management Company
Empire Fire and Marine Insurance Company	Universal Underwriters of Texas Insurance Company
Empire Indemnity Insurance Company	Universal Underwriters Service Corporation
Empire Management Services, Inc.	UUBVI, Limited
Fidelity & Deposit Company of Maryland	Vehicle Dealer Solutions, Inc.
Kemper Corporation	Zurich Agency Services, Inc.
Kemper Investors Life Insurance Company	Zurich Alternative Asset Management, LLC
Keswick Realty, Inc.	Zurich American Insurance Company
Maine Bonding and Casualty Company	Zurich American Insurance Company of Illinois
Maryland Casualty Company	Zurich CZI Management Holding, Ltd.
Maryland Insurance Company	Zurich E & S Insurance Brokerage, Inc.
Maunalua Associates, Inc.	Zurich Finance (USA), Inc.
National Standard Insurance Company	Zurich Global, Ltd.
Northern Insurance Company of New York	Zurich Global Investment Management Inc.
South County Services Company Inc.	Zurich Holding Company of America, Inc.
Steadfast Insurance Company	Zurich Latin America Corporation
The Zurich Services Corporation	Zurich Warranty Solutions, Inc.

A written agreement sets out the method of allocating tax between the companies. In general, the allocation is based upon a separate return calculation with an immediate benefit for a taxable loss. Intercompany tax balances are settled within thirty days after the filing of the consolidated federal income tax return, the payment of an estimated payment, an additional assessment of the consolidated tax liability, a refund of the consolidated tax liability or any other reduction to the member’s apportioned tax liability in accordance with the tax sharing agreement.

The significant tax jurisdiction is U.S. Federal tax. The statutes of limitations for all tax returns through the year ended December 31, 1999 are closed. The examination of the tax years 2003 through 2004 was settled with the Appeals Division of Internal Revenue Service (“IRS”) and is awaiting final approval by Joint Committee on Taxation. The IRS completed its examination for the tax years 2005 and 2006, and on March 25, 2009 issued a Revenue Agent’s Report (“RAR”). Zurich Holding Company of America (“ZHCA”) protested certain disputed amounts and IRS issued its Rebuttal to Protest. ZHCA will seek resolution of the disputed tax matters through the Appeals Division of the IRS. The RAR included a disallowance of the Company’s Separate Account dividend-received deduction (“DRD”). The IRS proposed adjustment for 2005 and 2006 amounted to $26.3 million (tax of $9.2 million) and $21.9 million (tax of $7.7 million) respectively. The computational aspects of the DRD are subject to interpretation under existing tax law and the IRS has announced its intention to issue regulations surrounding certain computational aspects of the DRD, however no such regulations have been issued. The Company believes the DRD were appropriately computed under the existing tax authority and industry practice and intends to vigorously defend its tax position as filed. We do not expect a significant change to the Company’s position within 12 months of the reporting date.

In October 2009, the IRS commenced its examination of tax years 2007 and 2008, which is scheduled to be completed by the end of June 2011. The Company believes the ultimate liability for the matters referred to above is not likely to have a material adverse affect on the Company’s financial position.

The Company did not accrue any interest and penalties related to income tax contingencies.

30

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

7. Information Concerning Parent, Subsidiaries and Affiliates

The Company held no investments in parents, affiliates or subsidiaries as of the years ended December 31, 2009 and 2008.

At December 31, 2009 and 2008, the Company reported the following amounts due from or to related parties:

	2009	2008
	(in thousands of dollars)
Zurich Insurance Company	$31	$98

Receivable from related party	$31	$98

Zurich Insurance Company—Bermuda Branch	$(15,068)	$(14,225)
Farmers New World Life Insurance Company	(669)	(1,066)
Zurich American Insurance Company	(456)	(285)
Centre Group Holdings Limited	(375)	—

Payable to related party	$(16,568)	$(15,576)

Net payable to related party	$(16,537)	$(15,478)

Related party receivables and payables are settled in a timely manner.

The Company has no guarantees or undertakings for the benefit of an affiliate that would result in a material contingent exposure.

The Company has a services agreement with its affiliate Farmers New World Life Insurance Company (“FNWL”) to perform administrative services reasonably necessary in the ordinary course of business, including but not limited to data processing, financial services, investment services, and certain other services as deemed necessary. The Company has a services agreement with its affiliate ZFUS Services, LLC (“ZFUS”) for general account investment accounting and financial reporting services.

8. Life Reserves

Reserves for Life Contracts and Deposit-Type Contracts

The Company waives deduction of deferred fractional premiums upon death of the insured and returns the portion of the final premium paid beyond the policy month of death. The Company reserves for surrender values promised in excess of the legally computed reserves.

Extra premiums are charged for policies issued on substandard lives according to underwriting classifications. Final reserves are determined by computing the mid-terminal reserve for the plan and holding, in addition, one half of the net valuation premium for the modal period.

As of December 31, 2009 and 2008, the Company had $663,000 and $497,000, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the IDOI and related reserves of $6,000 and $8,000, respectively.

The tabular interest, tabular less actual reserve released and tabular cost have been determined by formulas in accordance with the NAIC Annual Statement Instructions.

For the determination of Tabular Interest on funds not involving life contingencies for each valuation rate of interest, the tabular interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

31

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

Variable Annuities with Guaranteed Living Benefits

The Company’s variable annuities with guaranteed living benefits at December 31, 2009 and 2008 are as follows:

	Guaranteed Living Benefits
	Subjected Account Value	Amount of Reserve Held—Net	Reinsurance Reserve Credit
	(in thousands of dollars)
Benefit and Type of Risk
December 31, 2009
Guaranteed retirement income benefit (“GRIB”) (Waiting period 7, 10 or 15 years)	$1,645,737	$26,941	$1,159,315

December 31, 2008
Guaranteed retirement income benefit (“GRIB”) (Waiting period 7, 10 or 15 years)	$1,859,556	$32,085	$1,352,586

Note: GRIB base is greatest of account value, greatest anniversary value or net deposits accumulated at 5%.

Effective December 31, 2009, the Company adopted the Actuarial Guideline XLIII reserve basis. This change in reserve methodology was included in the Company’s Life and annuity reserves as shown on page 3 of these financial statements with no impact to the net retained reserve. The December 31, 2009 reserves for GMDB and GRIB meet the requirements of Actuarial Guideline XLIII. The Company also calculates the GMDB and GRIB reserves using the Actuarial Guideline XXXIII/Actuarial Guideline XXXIV reserve basis, and holds the higher of the two reserves basis in Exhibit 5 of the Annual Statement.

Analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies by withdrawal characteristics as of December 31, 2009 and 2008 were as follows:

	2009		2008
	Amount	Percentage of Total	Amount	Percentage of Total
	(in thousands of dollars)
Subject to discretionary withdrawal
With fair value adjustment	$184,874	2.85%	$336,257	4.94%
At book value less current surrender charge of 5% or more	20,583	0.32%	25,280	0.37%
At fair value	2,770,798	42.77%	2,848,381	41.80%

Total with adjustment or at market value	2,976,255	45.94%	3,209,918	47.11%
At book value without adjustment (minimal or no charge or adjustment)	1,736,115	26.80%	1,787,286	26.23%
Not subject to discretionary withdrawal	1,766,328	27.26%	1,816,741	26.66%

Total	6,478,698	100.00%	6,813,945	100.00%

Reinsurance ceded	(3,377,588)		(3,674,741)

Net total	$3,101,110		$3,139,204

32

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

Reconciliation of total annuity actuarial reserves and deposit fund liabilities as of December 31, 2009 and 2008 were as follows:

	2009	2008
	(in thousands of dollars)
Life and accident and health annual statement
Annuities section, net	$149,584	$165,983
Supplementary contracts with life contingencies section, net	150,734	94,892
Deposit-type contracts	4,047	874

Total annuity and deposit-type contracts	304,365	261,749

Separate accounts annual statement
Annuities (excluding supplementary contracts)	2,788,876	2,869,450
Supplementary contracts including life contingencies	3,788	3,446
Liability for deposit-type contracts	4,081	4,559

Total separate accounts	2,796,745	2,877,455

Total annuity actuarial reserves and deposit-type contract liabilities	$3,101,110	$3,139,204

9. Reinsurance

The Company has assumed and ceded business using yearly renewable term contracts and coinsurance contracts. The Company remains primarily responsible to its policyholders for all future claims and policyholder benefits related to the blocks of business ceded and is not relieved of its obligations to the extent any reinsurer does not meet its obligation to the Company.

Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company utilizes several reinsurers to minimize concentration of credit risk, and evaluates the financial condition of its reinsurers and concentration of credit risk of its reinsurers. Several reinsurance contracts require the reinsurer to maintain assets in a security trust whose market value matches or exceeds the book value of the reinsured liability.

PLICO

The initial ceding commission on the coinsurance agreement with PLICO was $120 million. This initial ceding commission was not transferred to the Company from PLICO, but rather was withheld from the investment assets transferred from the Company to PLICO as part of the transferred coinsurance assets. This initial ceding commission, net of tax, and the IMR related to the transferred coinsurance assets reflected in surplus are being amortized into operations. Amortization of the initial ceding commission was approximately $1.6 million and $2.3 million for the years ended December 31, 2009 and 2008, respectively. Amortization of the IMR related to the transferred coinsurance assets was approximately $2.1 million and $3.0 million for the years ended December 31, 2009 and 2008, respectively.

As part of the coinsurance agreement with PLICO (Note 1), most reinsurance agreements with outside reinsurers were novated to PLICO as part of the Purchase Agreement. As of December 31, 2009 and 2008, the Company’s separate account assets subject to the coinsurance agreement with PLICO were approximately $1.2 billion and $1.1 billion, respectively.

FNWL

The Company entered into a modified coinsurance agreement on December 1, 2003 with an affiliate, FNWL. FNWL is a Washington domiciled stock life insurance company. Initially, the Company assumed all

33

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

existing non-qualified individual flexible payment fixed deferred (“NQ-FPDA”) and non-qualified individual single premium fixed deferred (“NQ-SPDA”) annuities from FNWL. In exchange, the Company paid an initial ceding commission of $36.5 million. No portion of the assets constituting the consideration was transferred to the Company. These assets consist principally of a portfolio of fixed income financial instruments. The values of these assets may fluctuate with changes in interest rates and other market conditions, and these fluctuations may be significant. The Company is at risk for such fluctuations. The reserve balances under this modified coinsurance agreement were approximately $661.4 and $673.5 million as of December 31, 2009 and 2008, respectively. Subsequent new issues by FNWL of NQ-FPDA and NQ-SPDA annuities are assumed by the Company. In exchange, the Company receives all premiums and pays benefits to the policyholders relating to these contracts. The Company has a management and service agreement with FNWL to receive necessary services pursuant to this agreement.

FLA

As of December 31, 2009 and 2008, the reinsurance reserve credit from FLA related to fixed-rate annuity liabilities ceded to FLA amounted to approximately $146.8 million and $152.0 million, respectively.

Transamerica Re

The net amount at risk of the GMDB and GRIB on certain variable annuity contracts issued between March 1, 1997 and April 30, 2000 was ceded to Transamerica Re. As of December 31, 2009 and 2008, the reinsurance reserve credit related to reinsuring the net amount at risk on these contracts amounted to approximately $188.0 million and $227.2 million, respectively.

ZIC

On November 17, 2006, the Company entered into a reinsurance agreement (the “ZIC Agreement”) with ZIC. The Company ceded 100% of the net amounts at risk for GMDB and GRIB related to the Company’s DESTINATIONS contracts issued from May 1, 2000 through February 28, 2003. In accordance with Section 131.20a of the Illinois Insurance Code (the “Code”), the Company submitted Form D-1, reporting a proposed reinsurance contract and requested approval of the contract and the Form D-1 filing under Section 174 of the Code. In connection with the Form D-1 filing, the IDOI approved the transaction on November 3, 2006, as submitted by the Company, which incorporated pro forma accounting treatment including reserve credits proposed under the reinsurance contract. In addition the IDOI approved the reserve credit calculation methodology and the accounting as prescribed.

The Company’s most significant policy risks prior to the ZIC Agreement were the GMDB and GRIB risks. The net amount at risk for the GMDB is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For GRIB, the net amount at risk is defined as the current guaranteed annuitization benefit, in excess of the current account balance at the balance sheet date. As a result of the ZIC Agreement, the Company ceded $951,931,000 of GMDB net amount at risk and $922,341,000 of GRIB net amount at risk at December 31, 2009 and $1,453,292,000 of GMDB net amount at risk and $1,416,254,000 of GRIB net amount at risk at December 31, 2008.

The ceding premium paid to ZIC in exchange for reinsurance of GMDB and GRIB net amounts at risk for contracts issued after April 30, 2000 was $1,008,700,000. In addition, the ZIC Agreement called for the Company to pay interest of 5.25% on the initial ceding premium from September 1, 2006 until the effective date of the ZIC Agreement. The interest paid, in accordance with the ZIC Agreement, was $11,090,000.

On December 22, 2008 the Company and ZIC entered into Amendment No.1 to the ZIC Agreement (“Amendment”). Under terms of the Amendment, the Company paid a premium to ZIC of $10,000,000 in consideration for changes in the operation of the ZIC Agreement, for the benefit of the Company, under forecast scenarios where a significant further decline in equity market levels was projected. The premium was

34

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

paid on December 23, 2008. Interest accrued from the effective date of the Amendment at an annual rate of 5.25%, and was paid in the amount of $1,438 along with the premium.

Pursuant to the ZIC Agreement, ZIC established a security trust account for the exclusive benefit of the Company. The Bank of New York is the “Trustee.” The trust account is funded with assets equal to at least 102% of the statutory reserve credit assumed by ZIC. At December 31, 2009 and December 31, 2008, 102% of the statutory reserve credit assumed by ZIC was $1,336,199,000 and $1,383,578,000, respectively. The balance in the trust account at December 31, 2009 and December 31, 2008, was $1,520,419,000 and $1,751,562,000, respectively.

ZIBB

The Company entered into a reinsurance treaty with ZIBB in June 2002. A trust account (the “ZIBB Reinsurance Trust” or the “Trust”) was established as security for three reinsurance agreements which include the Second Amended and Restated Group Variable Life Program Yearly Renewable Term Reinsurance Agreement, the Second Amended and Restated Individual Variable Life Program Yearly Renewable Term Reinsurance Agreement and the Amended and Restated Group Variable Life Program 2000 Yearly Renewable Term Reinsurance Agreement. State Street Bank is the “Trustee”, and Fund Accountant and Custodian. At December 31, 2009 and December 31, 2008, reinsurance recoverables totaling approximately $305.9 million and approximately $264.2 million, respectively, were secured by the Trust, which was supported by cash and invested assets with a fair value of approximately $339.5 million and $283.1 million at December 31, 2009 and 2008, respectively.

As of December 31, 2009, 2008 and 2007, the deductions for reinsurance assumed from affiliated insurance companies for life and annuity products were as follows:

	2009	2008	2007
	(in thousands of dollars)
Premiums assumed from affiliated insurance companies	$26,937	$26,372	$28,211

Benefits assumed from affiliated insurance companies	$61,715	$80,102	$91,682

As of December 31, 2009, 2008 and 2007, the deductions for reinsurance ceded to affiliated and unaffiliated insurance companies for life and annuity products were as follows:

	2009	2008	2007
	(in thousands of dollars)
Reserves ceded to affiliated insurance companies	$1,323,721	$1,369,435	$376,798
Reserves ceded to unaffiliated insurance companies	2,557,450	2,823,148	3,011,247

Total reserves ceded	$3,881,171	$4,192,583	$3,388,045

Premiums ceded to affiliated insurance companies	$186,753	$179,701	$157,165
Premiums ceded to unaffiliated insurance companies	93,728	101,691	56,977

Total premiums ceded	$280,481	$281,392	$214,142

Benefits ceded to affiliated insurance companies	$361,225	$229,250	$124,695
Benefits ceded to unaffiliated insurance companies	596,179	730,897	590,592

Total benefits ceded	$957,404	$960,147	$715,287

35

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

Such amounts related to life insurance in force at December 31, 2009 and 2008 were as follows:

	2009	2008
	(in thousands of dollars)
Direct and assumed	$61,457,731	$63,090,527

Ceded to
Affiliated insurance companies	$49,675,048	$50,922,180
Unaffiliated insurance companies	2,166,212	2,645,635

Total ceded	$51,841,260	$53,567,815

10. Capital and Surplus

The amount of dividends that can be paid by the Company to its stockholder without prior approval of the IDOI is limited to the greater of (i) 10% of its statutory unassigned surplus or (ii) statutory net income from the preceding calendar year. A dividend paid that does not meet the above specifications is defined as an “extraordinary dividend” and requires advance approval from the IDOI. Due to the fact that statutory unassigned surplus is also negative, the Company cannot pay a regular dividend in 2010. No cash dividends were paid in 2009 or 2008.

The NAIC requires life insurance companies to calculate a risk-based capital ratio (“RBC”). This RBC ratio is used for the regulation of life insurance companies and is used as a solvency benchmark by state insurance regulators. The formulas for determining the RBC ratio specify various weighting factors that are applied to financial balances or various levels of activity based on degree of risk. Stochastic modeling is used to determine C3 Phase I and C3 Phase II required RBC amounts. The RBC ratio is determined by a ratio of the enterprise’s regulatory total adjusted capital to its authorized control level RBC, as defined by the NAIC. If the RBC ratio is below specific trigger points, the Company may be required to take corrective action. The Company’s RBC ratios exceed regulatory requirements at December 31, 2009 and 2008. These ratios are not a required part of the Company’s financial statements, and therefore, they were not subjected to the auditing procedures applied in the audit of the financial statements.

Within the life insurance industry, both regulators and companies have been developing new statutory reserve and minimum capital standards that are much less formulaic than in the past. The new requirements require various types of stochastic projections, for both statutory reserves and minimum capital requirements.

The first products impacted are deferred variable annuities, in particular deferred variable annuities with guaranteed minimum benefits, such as GMDB, and various living benefits, such as GRIB. In December 2005, the NAIC adopted the C3 Phase II Regulation (the “Regulation”). The Regulation requires higher minimum capital for many deferred variable annuities with guaranteed minimum benefits. The Company has fully phased in the capital required by the Regulation. It is possible that, after regulators have examined the impact of the Regulation, the Regulation could be revised. In that case, the Company’s required minimum capital for deferred variable annuities might change to align with revised regulatory requirements.

On November 17, 2006, a reinsurance contract was signed between KILICO and ZIC, an affiliated reinsurer to transfer the risk of the GMDB and GRIB on certain variable annuity contracts issued from May 1, 2000 through February 28, 2003.

On December 22, 2008 the Company and ZIC entered into Amendment No.1 to the ZIC Agreement (“Amendment”). Under terms of the Amendment, the Company paid a premium to ZIC of $10,000,000 in consideration for changes in the operation of the ZIC Agreement, for the benefit of the Company, under forecast scenarios where a significant further decline in equity market levels was projected.

36

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

11. Retirement Plans and Other Postretirement Benefit Plans

Consolidated/Holding Company Plans

In 2004, the Company began participating in a qualified, non-contributory defined benefit pension plan, which is sponsored by an affiliated entity, Farmers Group, Inc. (“FGI”). Effective January 1, 2009 the Company transitioned to a Cash Balance Program. However vested employees who were age 40 and over or who had 10 or more years of service as of December 31, 2008 were “grandfathered” in the previous Pension Program. This approach helps employees closer to retirement to maintain the full value of their anticipated pension benefit. Benefits under the Pension Program are based on an employee’s years of service and compensation during the last five years of employment. The FGI funding policy is to make sufficient contributions to the pension plan to fully provide for employees’ benefits at the time of retirement. Under the Cash Balance Program, FGI makes regular contributions to the employee’s account. The amount of these contributions is based on a percentage of an employee’s base pay and will vary depending on an employee’s age and length of service.

In addition, the Company provides postretirement benefits to retired employees through a plan also sponsored by FGI.

The Company has no legal obligation for benefits under these plans. FGI charges the affiliate, FNWL, an allocated share of such contributions based on characteristics of the population of plan participants. These charges are then included in the overhead and administrative charges paid by the Company to FNWL. The Company has no pension plan liability as of December 31, 2009 and 2008. The Company’s share of pension costs was approximately $428,000, $350,000 and $316,000 for the years ended December 31, 2009, 2008 and 2007, respectively.

Defined Contribution Plans

Effective January 1, 2009 the Company transitioned from a deferred profit sharing plan to a 401(k) Savings Plan which includes a dollar-for-dollar Company match up to 6% of employees’ earned base pay. All employees, including new hires, are vested in the 401(k) Savings Plan immediately. The cost to the Company for the 401(k) Saving Plan is included in the overhead and administrative charges paid by the Company to FNWL. Additionally, The Company’s contribution to the newly adopted 401K Savings Plan totaled $198,000 for the year ended December 31, 2009.

12. Separate Accounts

General Nature and Characteristics of Separate Accounts Business

The assets and liabilities of the Company’s Separate Accounts represent segregated funds administered and invested by the Company for purposes of funding flexible payment, individual and group, variable annuity contracts, market value adjusted deferred annuity contracts, variable supplemental contracts and individual and group variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contract holders.

The Company receives fees from the Separate Accounts which consist of mortality and expense risk charges, certain GMDB fees, certain GRIB fees, record maintenance fees and other administrative charges. The Company also retains withdrawal charges to cover acquisition expenses in the event of early withdrawals by contract holders. The negative liability for transfers to Separate Accounts of approximately $0 million and $8.5 million, represents the fund value less statutory reserve of the Destinations’ variable annuity at December 31, 2009 and 2008, respectively, and would be due to the Company in the event of early withdrawal by contract holders. The negative liability for transfers to Separate Accounts decreased approximately $8.5 million in 2009 and decreased approximately $29.1 million in 2008.

The assets and liabilities of the Separate Accounts are carried at fair value, which is based upon the net asset value, at December 31, 2009 and 2008.

37

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

The Company has marketed non-registered individual and group variable BOLI contracts and a series of individual variable life contracts. The Company received approximately $0.5 million, $6.5 million and $36.8 million of renewal premium on existing BOLI contracts during 2009, 2008 and 2007, respectively. This business impacted premiums, separate accounts fees, net transfers to separate accounts, insurance taxes, licenses and fees and income tax expense. The BOLI products also have premium tax and deferred acquisition costs (“DAC”) tax expense load charges which are deducted from the contract holder’s premiums to compensate the Company for premium taxes and DAC tax expenses incurred by the Company related to the BOLI products. No commissions are paid on BOLI product sales.

Separate accounts fees and miscellaneous income were comprised of the following for the years ended December 31, 2009, 2008 and 2007:

	2009	2008	2007
	(in thousands of dollars)
Separate accounts fees on non-BOLI variable life and annuities	$15,272	$20,650	$31,513
BOLI cost of insurance charges and fees[1]	184,659	167,225	154,669
BOLI tax benefits[2]	(1,058)	(1,058)	(203)

Total separate accounts fees and miscellaneous income	$198,873	$186,817	$185,979

(1)	The Company ceded approximately $186.8 million, $169.7 million and $157.2 million of such charges, as a reduction to premiums, to a Zurich affiliated company, ZIBB, during 2009, 2008 and 2007, respectively.

(2)	The Company paid approximately $1.1 million, $1.1 million and $0.2 million in DAC tax allowances to ZIBB in 2009, 2008 and 2007, respectively, for certain contracts in which the DAC tax loads received by the Company are collected over time as opposed to receiving the entire load up front.

Under statutory accounting, transfers to the separate accounts are reported net of premium and DAC tax loads. There is a corresponding offset to the premium tax load in insurance taxes, licenses and fees.

Information regarding the reserves included in the separate accounts of the Company as of December 31, 2009 were as follows:

	Nonindexed Guarantee Less Than/ Equal to 4%	Nonindexed Guarantee More Than 4%	Nonguaranteed Separate Accounts	Total
	(in thousands of dollars)
Premiums, considerations or deposits for year ended December 31, 2009	$895	$—	$58,261	$59,156

Reserves at December 31, 2009	$16,053	$2,025	$12,653,447	$12,671,525

For accounts with assets at:
Fair value	$16,053	$2,025	$12,653,447	$12,671,525

Total reserves	$16,053	$2,025	$12,653,447	$12,671,525

By withdrawal characteristics:
With market value adjustment	$16,053	$2,025	$—	$18,078
At fair value	—	—	12,653,447	12,653,447

Total	$16,053	$2,025	$12,653,447	$12,671,525

38

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

The following is a reconciliation of net transfers to (from) the Company’s separate accounts for the years ended December 31, 2009, 2008 and 2007:

	2009	2008	2007
	(in thousands of dollars)
Transfers as reported in the summary of operations of the separate accounts annual statement:
Transfers to separate accounts	$111,727	$160,784	$330,251
Transfers from separate accounts	(1,450,570)	(1,139,512)	(936,764)

Net transfers (from) to separate accounts	(1,338,843)	(978,728)	(606,513)

Reconciling adjustments
Experience rated refunds reinvested in separate accounts	(43,320)	(12,700)	(87,680)
Change in termination value of separate accounts	(11,177)	(38,745)	(51,963)
Separate accounts trading gain (loss)	69	(890)	(98)
SVP Surrender	(5,419)	—	—
Transfers required to support benefits	(4,385)	(2,172)	(1,422)
Terminated policy refunds	1,530	2,858	2,942
Funding of MVA Settlement	4,591	—	—
Ceded transfers	—	4,299	10,681
Other	(1,090)	(117)	558

Net transfers (from) to separate accounts as reported in the statement of operations	$(1,398,044)	$(1,026,195)	$(733,495)

13. Commitments and Contingencies

The Company is subject to lawsuits arising from the normal course of its business activities. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct that should warrant the award of any material punitive or compensatory damages. Acting on the advice of counsel, the Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

In 1997, the Company entered into an agreement with a third party to guaranty certain indemnity obligations of an investment property, including environmental claims over a period of 20 years and income tax liability claims over a period of 7 years. The maximum liability exposure under this guaranty would not exceed $4,000,000. The Company was fully insured for losses and liabilities related to the potential environmental claims for a period of 10 years. The insurance expired in 2007. Additionally, KFC Portfolio Corp, an affiliated company, has agreed to guaranty and indemnify the Company from all liabilities and costs incurred related to this transaction. While the Company currently has not experienced any claims, including environmental claims or threatened environmental claims related to this transaction, it is reasonably possible that the results of ongoing environmental studies or other factors could alter this expectation and may require recording of a liability and cause the Company future cash outlays. The extent or amount of such events, if any, cannot be estimated at this time. Accordingly, management expects this to have no impact on the results of operations, financial position or liquidity for the years ended December 31, 2009, 2008 and 2007.

The Company entered into an operating sublease agreement for office space effective November 1, 2006. The expiration of the sublease is August 31, 2010. Base rent is $171,120 per year plus expenses and taxes in excess of expenses and taxes in the base year of the agreement. On December 1, 2007, the Company entered into an additional operating lease for office space within the same office building. The expiration of this lease is August 31, 2010. Base rent is $139,216 in 2009, and $96,444 in 2010.

39

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS—(Continued)

December 31, 2009 and 2008

Rent paid, including allocations of rent from third-party administrators, was approximately $546,000, $542,000 and $335,000 for the years ended December 31, 2009, 2008 and 2007, respectively.

As of December 31, 2009, the Company was obligated under noncancelable leases for office space as follows:

2010	$250,636
Thereafter	—

$250,636

14. Subsequent Events

As of April 30, 2010, the date the financial statements were available to be issued, there have been no events occurring subsequent to the close of the Company’s books or accounts for the accompanying financial statements that would have a material effect on the financial condition of the Company.

40

SUPPLEMENTAL SCHEDULES

KEMPER INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

December 31, 2009

The following is a summary of certain financial data included in exhibits and schedules subjected to audit procedures by independent accountants and utilized by actuaries in the determination of reserves.

2009
Investment income earned
U. S. government bonds	$1,004,150
Other bonds (unaffiliated)	19,898,584
Preferred stocks (unaffiliated)	—
Contract loans	3,611,257
Cash, cash equivalents and short-term investments	89,423
Other invested assets	(108,037)
Aggregate write-ins for investment income	1,681,707

Gross investment income	$26,177,084

2009
Bonds and short-term investments, by class and maturity
Bonds by maturity—statement value
Due within 1 year or less	$48,056,140
Over 1 year through 5 years	210,635,971
Over 5 years through 10 years	113,163,960
Over 10 years through 20 years	10,730,402
Over 20 years	42,127,202

Total by maturity	$424,713,675

Bonds by class—statement value
Class 1	$346,655,652
Class 2	71,487,207
Class 3	6,255,003
Class 4	—
Class 5	—
Class 6	315,813

Total by class	$424,713,675

Total bonds publicly traded	$382,862,822

Total bonds privately traded	$41,850,853

Preferred stocks—statement value	$—

Short-term investments—book value	$3,854,243

Cash on deposit	$25,302,496

Life insurance in force
Industrial	$—

Ordinary	$—

Credit life	$—

Group life	$9,616,185,000

Amount of additional accidental death benefits in force under ordinary policies	$200,000

42

KEMPER INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES—(Continued)

December 31, 2009

2009
Supplemental contracts in force
Ordinary—not involving life contingencies
Amount on deposit	$—

Income payable	$15,525,384

Ordinary—involving life contingencies
Income payable	$35,170,256

Group—not involving life contingencies
Amount on deposit	$—

Income payable	$—

Group—involving life contingencies
Income payable	$—

Annuities
Ordinary
Immediate—amount of income payable	$—

Deferred—fully paid—account balance	$232,719,095

Deferred—not fully paid—account balance	$2,727,351,409

Group
Amount of income payable	$—

Fully paid—account balance	$—

Not fully paid—account balance	$1,692,589,167

Deposit funds and dividend accumulations
Deposit funds—account balance	$20,520,387

Dividend accumulations—account balance	$—

43

KEMPER INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

December 31, 2009

The Company’s gross investment holdings as filed with the 2009 Annual Statement are $504,587,698.

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Investment Categories
2009
Bonds
U.S. treasury securities	$31,910,074	6.32%	$31,910,074	6.32%
U.S. government agency obligations Issued by U.S. government sponsored agencies	1,493,803	0.30%	1,493,803	0.30%
Foreign government (including Canada, excluding mortgage-backed securities)	1,727,846	0.34%	1,727,846	0.34%
Securities issued by states, territories and possessions and political subdivisions in the U.S.	751,595	0.15%	751,595	0.15%
Political subdivisions of state, territories and possessions general obligations	2,769,020	0.55%	2,769,020	0.55%
Revenue and assessment obligations	5,773,000	1.14%	5,773,000	1.14%
Mortgage-backed securities Pass-through securities
Guaranteed by GNMA	2,522,193	0.50%	2,522,193	0.50%
Issued by FNMA and FHLMC	8,725,074	1.73%	8,725,074	1.73%
CMOs and REMICs Issued by FNMA and FHLMC	15,898,433	3.15%	15,898,433	3.15%
Alll other privately issued	139,212,608	27.59%	139,212,608	27.59%
Other debt and other fixed income securities (excluding short-term)
Unaffiliated domestic securities (includes credit tenant loans rated by the SVO)	167,951,750	33.29%	167,951,750	33.29%
Unaffiliated foreign securities	42,124,036	8.35%	42,124,036	8.35%
Contract loans	54,404,373	10.78%	54,404,373	10.78%
Cash, cash equivalents and short-term investments	29,156,739	5.78%	29,156,739	5.78%
Other invested assets	167,154	0.03%	167,154	0.03%

Total invested assets	$504,587,698	100.00%	$504,587,698	100.00%

44

KEMPER INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

December 31, 2009

The Company’s total admitted assets, excluding separate account assets, as filed in the 2009 Annual Statement were $621,299,067.

The Company’s 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the NAIC SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans are as follows:

Investments	Amount	Percentage of Total Admitted Assets
CSMC	$12,507,555	2.01%
BSCMS	11,873,930	1.91%
WBCMT	10,802,633	1.74%
LBUBS	9,973,592	1.61%
JPMCC	9,248,396	1.49%
GCCFC	9,194,016	1.48%
CSFB	9,082,088	1.46%
CITIGROUP INC	7,970,870	1.28%
GENERAL ELECTRIC COMPANY	7,394,904	1.19%
BANK OF AMERICA CORP	6,634,285	1.07%

The amounts and percentages of the Company’s total admitted assets held in bonds and preferred stocks by NAIC rating are as follows:

	Bonds			Preferred Stocks
	Amount	Percentage		Amount	Percentage
NAIC—1	$346,655,652	55.80%	P/RP—1	$—	0.00%
NAIC—2	71,487,207	11.51%	P/RP—2	—	0.00%
NAIC—3	6,255,003	1.01%	P/RP—3	—	0.00%
NAIC—4	—	0.00%	P/RP—4	—	0.00%
NAIC—5	—	0.00%	P/RP—5	—	0.00%
NAIC—6	315,813	0.05%	P/RP—6	—	0.00%

	$424,713,675			$—

The Company holds admitted assets in foreign investments of approximately $32,670,234 or 5.26% of total admitted assets.

The amounts and percentages of the Company’s total admitted assets held in aggregate foreign investment exposures categorized by NAIC sovereign rating are as follows:

	Amount	Percentage of Total Admitted Assets
Countries rated NAIC—1	$32,670,234	5.26%
Countries rated NAIC—2	—	0.00%
Countries rated NAIC—3 or below	—	0.00%

45

KEMPER INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES—(Continued)

December 31, 2009

The Company’s two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage of Total Admitted Assets
Countries Rated NAIC—1:
United Kingdom	$11,546,011	1.86%
Luxembourg	4,540,655	0.73%

Questions 7 through 9 are not applicable as the Company does not have unhedged foreign currency exposure.

The Company’s 10 largest non-sovereign foreign issues and related percentages of total admitted assets are listed below:

2009		Amount	Percentage Total Assets
NAIC
Rating
2	PROVIDENT FINANCIAL SERIES A—PRIVATE	$5,400,000	0.87%
1	BARCLAYS PLC	2,642,183	0.43%
1	CODELCO INC	2,496,125	0.40%
1	ANZ NATL BANK INTL LTD	2,397,048	0.39%
1	WESTFIELD CAPITAL CORP	2,075,128	0.33%
1	BHP BILLITON FINANCE	1,868,151	0.30%
2	HBOS PLC	1,743,591	0.28%
1	CREDIT SUISSE NEW YORK	1,633,505	0.26%
1	ENEL FINANCE INTERNATION	1,497,975	0.24%
1	TELEFONCIA SA	1,473,022	0.24%

The Company does have Canadian investments of approximately $10,203,790 or 1.64% of total admitted assets, which is below the threshold of 2.5%.

Question 12 is not applicable as the Company does not hold any investments with contractual sales restrictions.

Question 13 is not applicable as the Company does not hold any equity interests.

Question 14 is not applicable as the Company does not hold any investments in nonaffiliated, privately placed equity securities.

Question 15 is not applicable as the Company does not hold any investments in general partnership interests.

Questions 16 and 17 are not applicable as the Company does not hold any mortgage loans.

Question 18 is not applicable as the Company does not hold any real estate investments.

Question 19 is not applicable as the Company does not hold any investments in mezzanine real estate loans.

46

KEMPER INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES—(Continued)

December 31, 2009

Question 20, the Company holds the following amounts in securities lending arrangements as of:

Date	Amount	Percentage of Total Admitted Assets
March 31, 2009 (unaudited)	$—	Not Applicable
June 30, 2009 (unaudited)	—	Not Applicable
September 30, 2009 (unaudited)	—	Not Applicable
December 31, 2009	27,695,523	4.46%

Question 21 is not applicable as the Company does not hold any warrants not attached to other financial instruments, options, caps or floors.

Questions 22 and 23 are not applicable as the Company holds no investments in collars, swaps, forwards, or future contracts.

47

Kemper Investors Life

Insurance Company

Financial Statements

December 31, 2007 and 2006

Kemper Investors Life Insurance Company

Index

December 31, 2007 and 2006

Report of Independent Auditors

To the Board of Directors and Stockholders of

Kemper Investors Life Insurance Company

In our opinion, the accompanying balance sheets and the related statements of (loss) income, comprehensive (loss) income, stockholder’s equity, and cash flows present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company (a wholly owned subsidiary of Kemper Corporation) (the “Company”) at December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Portland, Oregon

April 24, 2008

1

KEMPER INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEETS

December 31, 2007 and 2006

(in thousands of dollars)

	2007	2006
ASSETS
Investments
Bonds, classified as available-for-sale, at fair value (amortized cost: $369,825 and $302,077)	$369,239	$298,587
Policy loans	44,733	20,791
Partnership and joint venture interests	437	863

Total investments	414,409	320,241

Cash and cash equivalents	31,083	17,482
Accrued investment income	5,363	3,773
Reinsurance recoverable	2,977,812	3,093,398
Deposit asset—coinsurance business	1,163,920	1,385,623
Deferred policy acquisition costs	1,051	3,944
Federal income tax receivable—affiliate	37,418	35,100
Modified coinsurance deposit receivable—related party	700,634	738,522
Other assets and receivables	83,735	108,403
Separate account assets	16,153,483	16,150,324

Total assets	$21,568,908	$21,856,810

LIABILITIES AND STOCKHOLDER’S EQUITY
Future policy benefits	$2,253,385	$2,294,756
Other policyholder benefits and funds payable	49,970	74,153
Deposit liability—coinsurance business	1,163,920	1,385,623
Modified coinsurance deposit payable—related party	726,063	768,232
Deferred income tax liabilities	206,247	194,733
Other accounts payable and liabilities	253,516	221,571
Separate account liabilities	16,153,483	16,150,324

Total liabilities	20,806,584	21,089,392

Stockholder’s equity
Capital stock ($10 par value—300,000 authorized shares; 250,000 shares issued and outstanding at 2007 and 2006, respectively)	2,500	2,500
Additional paid-in capital	1,088,633	1,088,633
Accumulated other comprehensive loss	(381)	(3,490)
Retained deficit	(328,428)	(320,225)

Total stockholder’s equity	762,324	767,418

Total liabilities and stockholder’s equity	$21,568,908	$21,856,810

The accompanying notes are an integral part of the financial statements.

2

KEMPER INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF (LOSS) INCOME

Years Ended December 31, 2007, 2006 and 2005

(in thousands of dollars)

	2007	2006	2005
REVENUES
Premium income	$273	$17	$—
Separate account fees and charges	32,567	64,716	69,593
Modified coinsurance income (loss)—related party	7,465	2,804	(6,800)
Net investment income	18,597	34,374	31,327
Net realized investment (losses) gains	(613)	1,980	7,572
Other income	96,385	80,349	70,655

Total revenues	154,674	184,240	172,347

BENEFITS AND EXPENSES
Interest credited to policyholders	54,426	62,956	68,460
Claims incurred and other policyholder benefits	50,868	57,186	45,120
Taxes, licenses and fees	(375)	579	1,696
Commissions	4,353	15,988	16,301
Operating expenses	20,744	16,384	14,450
Amortization of deferred policy acquisition costs	2,893	12,418	7,453
Amortization of ceded premium deposit	45,435	155	—

Total benefits and expenses	178,344	165,666	153,480

(Loss) Income before income tax (benefit) expense	(23,670)	18,574	18,867
Income tax (benefit) expense	(15,467)	12,385	(2,649)

Net (loss) income	$(8,203)	$6,189	$21,516

The accompanying notes are an integral part of the financial statements.

3

KEMPER INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

Years Ended December 31, 2007, 2006 and 2005

(in thousands of dollars)

	2007	2006	2005
NET (LOSS) INCOME	$(8,203)	$6,189	$21,516

OTHER COMPREHENSIVE INCOME
Unrealized holding gains (losses) on securities:
Unrealized holding gains (losses) on investments	2,291	(904)	(16,430)
Reclassification adjustment for losses included in net income	613	3,910	790

Other comprehensive income (loss), before related income tax (benefit) expense	2,904	3,006	(15,640)
Related income tax (benefit) expense	(205)	2,273	(5,474)

Other comprehensive income (loss), net of tax	3,109	733	(10,166)

Comprehensive (loss) income	$(5,094)	$6,922	$11,350

The accompanying notes are an integral part of the financial statements.

4

KEMPER INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF STOCKHOLDER’S EQUITY

Years Ended December 31, 2007, 2006 and 2005

(in thousands of dollars)

	Capital Stock	Additional Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Stockholder’s Equity
Balances at January 1, 2005	$2,500	$841,633	$5,943	$(347,930)	$502,146
Net income	—	—	—	21,516	21,516
Other comprehensive loss	—	—	(10,166)	—	(10,166)

Balances at December 31, 2005	2,500	841,633	(4,223)	(326,414)	513,496

Net income	—	—	—	6,189	6,189
Additional paid-in capital	—	247,000	—	—	247,000
Other comprehensive income	—	—	733	—	733

Balances at December 31, 2006	2,500	1,088,633	(3,490)	(320,225)	767,418

Net loss	—	—	—	(8,203)	(8,203)
Other comprehensive income	—	—	3,109	—	3,109

Balances at December 31, 2007	$2,500	$1,088,633	$(381)	$(328,428)	$762,324

The accompanying notes are an integral part of the financial statements.

5

KEMPER INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS

Years Ended December 31, 2007, 2006 and 2005

(in thousands of dollars)

	2007	2006	2005
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$(8,203)	$6,189	$21,516
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Net realized losses (gains) investment	613	(1,980)	(7,572)
Interest credited and other charges	54,426	62,956	68,460
Amortization of deferred policy acquisition costs and value of business acquired	2,893	12,418	7,453
Amortization of net discount/premium on investments	3,145	6,189	8,099
Depreciation and other amortization	280	438	424
Deferred income tax expense	11,514	294,058	13,256
Cash provided by (used in) changes in operating assets and liabilities
Federal income taxes (payable) receivable	(2,318)	(25,956)	13,452
Life insurance policy liabilities	381	(12,303)	84,388
Other policyholder funds	(27,205)	(26,961)	(23,337)
Change in policy liabilities due to reinsurance	115,586	(917,960)	36,521
Other, net	(39,362)	(139,646)	(84,680)

Net cash provided by (used in) operating activities	111,750	(742,558)	137,980

CASH FLOWS FROM INVESTING ACTIVITIES
Cash from investments sold or matured:
Fixed maturity and equity securities available-for-sale	80,654	656,544	97,549
Cost of investments purchased or loans originated:
Fixed maturity and equity securities available-for-sale	(151,425)	(236,957)	(156,339)
Distribution of partnership and joint venture interests	—	171	224
Capitalization of software	—	—	(735)
Net change in receivable and payable for securities transactions	519	(3,812)	4,096
Net change in policy loans	(23,942)	962	(3,213)
Net change in other assets	(104)	—	(145)

Net cash (used in) provided by investing activities	(94,298)	416,908	(58,563)

The accompanying notes are an integral part of the financial statements.

6

KEMPER INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS

Years Ended December 31, 2007, 2006 and 2005

(in thousands of dollars)

	2007	2006	2,005
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
Deposits	164,940	7,387	346,021
Withdrawals	(172,675)	(23,252)	(345,607)
Capital contribution	—	247,000	—
Cash overdrafts	3,884	(5,681)	1,225

Net cash (used in) provided by financing activities	(3,851)	225,454	1,639

Net increase (decrease) in cash	13,601	(100,196)	81,056

CASH AND CASH EQUIVALENTS
Beginning of year	17,482	117,678	36,622

End of year	$31,083	$17,482	$117,678

Supplemental disclosures of cash flow information
Cash (refunded) paid during the year
Income taxes	$(34,176)	$(256,108)	$(29,357)
Interest	—	11,090	—

Supplemental disclosures of noncash operating activities
Income tax reclass from deferred to current	$—	$—	$12,635

The accompanying notes are an integral part of the financial statements.

7

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

1. The Company and Nature of Operations

Organization and Description of Business

Kemper Investors Life Insurance Company (“KILICO” or the “Company”) is a stock life insurance company founded in 1947. The Company is incorporated under the insurance laws of the State of Illinois and is licensed in the District of Columbia and all states, with the exception of New York.

The Company is a wholly owned subsidiary of Kemper Corporation (“Kemper”), a non-operating holding company. Kemper is a direct wholly owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”). ZHCA is an indirect wholly owned subsidiary of Zurich Group Holding (“ZGH” or “Zurich”), a Swiss holding company. ZGH is wholly owned by Zurich Financial Services (“ZFS” or the “Parent’).

Purchase Agreement

On May 29, 2003, Kemper entered into a stock and asset purchase agreement (the “Purchase Agreement”) with Bank One Insurance Holdings, Inc. (“BOIH” or “Bank One”), wherein BOIH purchased the capital stock of Federal Kemper Life Assurance Company (“FKLA”), Zurich Life Insurance Company of America (“ZLICA”), Zurich Direct, Inc., and the capital stock of KILICO subsidiaries Investors Brokerage Services, Inc., Investors Brokerage Services Insurance Agency, Inc., Zurich Life Insurance Company of New York, PMG Life Agency, Inc., PMG Marketing, Inc., PMG Securities Corporation and PMG Asset Management (the “KILICO Subsidiaries”). BOIH also agreed to acquire indirect control of Fidelity Life Association (“FLA”) via its acquisition of FKLA, which pursuant to a management agreement, directs the day-to-day operations of FLA.

Prior to the Purchase Agreement, the Company, FKLA, ZLICA, and FLA operated under the trade name “Zurich Life” and were all, except for FLA, wholly owned subsidiaries of Kemper.

On September 3, 2003 (the “Closing Date” or the “Closing”), pursuant to the Purchase Agreement, the Company entered into a coinsurance agreement with FKLA under which:

•

The Company ceded 100% of its general account liabilities to FKLA with the exception of those relating to the DESTINATIONS product, supplemental contracts arising from the DESTINATIONS product, and business-owned life insurance (“BOLI”) contracts. These general account liabilities included all of the Company’s gross liabilities and obligations, including benefits, claims, taxes, commissions and assessments for certain types of existing individual and group life insurance policies and annuity contracts (collectively referred to as the “Reinsured Policies”). The Reinsured Policies also included certain policies written for a period of twelve months subsequent to the Closing.

•

The Company ceded on a modified coinsurance basis its separate account liabilities that related to the Reinsured Policies. As of December 31, 2007 and 2006, the Company’s separate account reserves subject to the coinsurance agreement with FKLA were approximately $1,938,499,000 and $2,037,091,000, respectively.

•

FKLA assumed administration of the Reinsured Policies and BOLI contracts of the Company on a long-term basis subject to the oversight of the Company. This included, but was not limited to, policy and policyholder administration, separate account administration, preparing accounting and actuarial information and certain aspects of legal compliance.

•

FKLA established a trust account (the “Security Trust Account”) for the exclusive benefit of the Company. The Security Trust Account is funded with assets equal to the general account statutory reserves adjusted for policy loans and interest maintenance reserves reinsured by FKLA, adjusted on a quarterly basis. FKLA is required to maintain the Security Trust Account until the Company’s general account statutory reserves of the Reinsured Policies are $400,000,000 or less. As of December 31, 2007 and 2006, the Company’s general account statutory reserves subject to the coinsurance agreement with FKLA were approximately $2,458,617,000 and $2,769,410,000, respectively. The balance in the Security Trust Account was approximately $2,701,178,000 and $3,034,704,000 as of December 31, 2007 and 2006, respectively.

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KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

•

On July 1, 2004, Bank One merged with and into JPMorgan Chase & Company, with JPMorgan Chase & Company being the surviving entity. On November 1, 2004, FKLA changed its name to Chase Life Insurance and Annuity Company (“FKLA/CILAAC”). Protective Life Insurance Company purchased CILAAC on July 3, 2006. Effective April 1, 2007, CILAAC merged with and into Protective Life Insurance Company (“PLICO”).

Deregistration

As of April 1, 2005, the Company amended certain of its variable annuity contracts or certificates offered via its separate accounts by putting a floor on the market value adjustment feature (“MVA”) and increasing the guaranteed crediting interest rate for these contracts to 3% (collectively referred to as the “MVA Endorsement”). As a result of the issuance of the MVA Endorsement, the Company was no longer required to be registered under the Securities Act of 1933. KILICO also no longer has a duty to perform periodic filings under Section 15(d) of the Securities Exchange Act of 1934. However, the Company, as a sponsor of separate accounts, is still required to perform periodic filings under the Investment Company Act of 1940.

The MVA Endorsement also required the Company to amend its existing coinsurance agreement with FKLA/CILAAC. The MVA contracts previously ceded to FKLA/CILAAC were repriced as a result of this amendment.

Nature of Operations

Prior to the Closing the Company marketed, through various distribution channels, individual and group fixed rate and variable annuity contracts, individual and group term life and group variable life insurance products. The Company also offered investment-oriented products, guaranteed return products, or products that were a combination of both, to help policyholders meet multiple insurance and financial objectives. The Company’s distribution channels included financial institutions, securities brokerage firms, insurance agents and financial planners.

As of the Closing, the Company’s direct retained business consisted primarily of the DESTINATIONS product. The Company also ceased issuing new business with the exception of renewal business and certain policies to be written and reinsured pursuant to the coinsurance agreement with FKLA/CILAAC. The Company agreed that for a period of three years following the Closing Date, it would not, except under limited circumstances, issue any new BOLI policies. Nearly all of the Company’s BOLI policies are reinsured to Zurich Insurance Company, Bermuda Branch (“ZIBB”). The account values of these ceded BOLI policies are included in the separate account assets and liabilities sections on the balance sheet.

Investors Brokerage Services, Inc. and BFP Securities, LLC are the principal underwriters of the Company’s registered variable annuity and variable life products. BFP Securities, LLC is also the primary wholesaling distributor of the Company’s BOLI products.

DESTINATIONS Product

DESTINATIONS is a registered individual and group variable, fixed and market value adjusted deferred annuity product. DESTINATIONS currently offers 32 variable subaccount investment options with various investment managers, 10 guaranty periods, a fixed account option, dollar cost averaging, a guaranteed minimum death benefit (“GMDB”) option and a guaranteed retirement income benefit (“GRIB”) option.

The GMDB and GRIB options subject the Company to market risk as the beneficiary or contract holder may receive, due to product guarantees, benefits that exceed the investment performance associated with their account balance. The GMDB and GRIB benefit is the greatest of the: i) the contract value (account value); ii) the greatest anniversary value before the exercise (annuitization date or date of death), reset up to age 80 minus previous withdrawals; or iii) purchase payments minus previous withdrawals, accumulated at 5% per annum to age 80.

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KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

The GRIB option is a rider to the DESTINATIONS base contract that was available to be purchased at the time the contract was issued. If purchased and later elected, the GRIB option allows a policyholder to receive a payment stream that may have value in excess of what would otherwise have been generated, without GRIB, by annuitization of their fund balance (due to benefit guarantees associated with the GRIB option). For contracts with the GRIB option, the guaranteed value may begin to be realized after seven or more years from contract issue, depending upon issue age. The amount of the excess of the GRIB value over the account value can fluctuate on a daily basis with changes in equity market returns. As such, the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than the net amount at risk (as disclosed in Note 11).

On November 17, 2006, the Company entered into a coinsurance agreement with Zurich Insurance Company (“ZIC”) to reinsure the net amounts at risk for GMDB and GRIB options on policies issued from May 1, 2000 through February 28, 2003. See Note 3 for a more detailed discussion of this agreement.

Business Owned Life Insurance (BOLI)

From 1997 to the effective date of the Purchase Agreement, the Company marketed Business Owned Life Insurance (“BOLI”) policies. BOLI is a form of group life insurance which enables clients to buy variable life insurance on key employees. The policies remain in force until the last insured dies or the policy is surrendered or exchanged. The policyholder has flexibility regarding premiums and the right to allocate premiums to various divisions with differing investment objectives. The policyholders may also borrow from the investment value of the policies, surrender the policies for their cash surrender values or in some cases, make partial withdrawals from the cash surrender values. Death benefits on the life of any insured are at least equal to the face amount on the individual insured provided the cash value relating to the insured is greater than zero.

ZIBB reinsures 98% of the mortality risk and 98% of the net amount at risk of the BOLI policies. ZIBB offered a stable value protection (“SVP”) option in conjunction with the BOLI policies. The SVP option allows purchasers of the option to make payments into SVP divisions in the Company’s separate accounts. These SVP divisions purchase value protection from a stable value provider which offers smooth or stabilized investment returns over a specified period of time.

Separate Account Business

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the contract holder assumes the investment risk, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the contract holder. Non-guaranteed separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the contract holder. Mortality, policy administration, and surrender charges to all accounts are included in the revenues of the Company. Changes in liabilities for minimum guarantees are included in the claims incurred and other policyholder benefits line item in the financial statements.

Group Term Life Insurance

During the second half of 2006, the Company began marketing and sales of a group term life insurance product (“Group Life”). Group Life is marketed through the agency force of Farmers Group, Inc. (“FGI”), an affiliated company. The Group Life product is yearly renewable term life insurance for employers to make available as a part of their employee benefits package. Group Life provides guaranteed issue in limited amounts to group members and allows for conversion to an individual term life policy when a member leaves the group.

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KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

2. Summary of Significant Accounting Policies

Basis of Presentation

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make significant estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all cash in the bank and investments purchased with an original maturity of three months or less to be cash and cash equivalents.

Reinsurance

In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid, or deemed to have been paid, are recorded on the Company’s balance sheet as reinsurance recoverables and ceded future policy benefits. Written premiums, earned premiums, separate account fees and charges, interest credited to policyholders and claims incurred and other policyholder benefits, in the Company’s income statement, all reflect the net effects of ceded reinsurance transactions. Reinsurance accounting is followed for assumed and ceded reinsurance agreements when the risk transfer provisions of Statement of Financial Accounting Standard (“SFAS”) No. 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts, have been met.

Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

For investment and universal life contracts, the amounts collected from policyholders are considered deposits and are not included in revenue, following guidance established in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments.

Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income and realized capital gains, policy charges such as mortality, expense and surrender charges, and expense loads for premium taxes on certain contracts. Expenses consist of benefits in excess of account balances, interest credited to contracts, policy maintenance costs, and amortization of deferred policy acquisition costs.

Deposit Asset and Liability—Coinsurance Business

The liabilities and assets of the investment contracts included in the Reinsured Policies are reported in these categories. These contracts are not considered to transfer insurance risk under GAAP and accordingly are accounted for under a deposit method of accounting in accordance with SFAS No. 113. The accrued account balance for investment contracts is computed as deposits net of withdrawals made by the contract holder, plus amounts credited based on contract specifications, less contract fees and charges assessed, plus any additional interest. In addition, policy charges such as expense and surrender charges, expense loads for premium taxes and expenses consisting of interest credited on these ceded investment contracts are included, on a net basis, in other income in the financial statements.

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KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally comprised of commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits (“EGPs”) on the related contracts and policies. The deferred policy acquisition costs (“DAC”) for annuities and separate account-related business are amortized over the estimated contract life in relation to the present value of EGPs, which arise principally from projected investment margins, mortality and expense margins and surrender charges.

Actual gross profits can vary from management’s estimates, resulting in increases or decreases in the rate of DAC amortization. The Company regularly evaluates its EGPs to determine if actual experience or other evidence suggests that earlier estimates should be revised. In the event that the Company revised its EGPs, the cumulative DAC amortization would be adjusted to reflect such revised EGPs in the period the revision was determined to be necessary. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread, estimated mortality, and estimated annuitization option costs. The separate account fund performance assumption is critical to the development of the EGPs related to the Company’s variable annuity business.

Additionally, the Company continues to perform analyses with respect to the potential impact of a revision to future EGPs. If such a revision to EGPs were deemed necessary, the Company would adjust, as appropriate, the assumptions and reproject its future EGPs based on current account values at the end of the quarter in which a revision is deemed to be necessary. The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company monitors the recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs.

Future Policy Benefits

Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. A liability in excess of account values has also been established for GMDB and GRIB benefits in excess of account values.

Current interest rates credited during the contract accumulation period range from 2.00% to 7.00%. Future minimum guaranteed interest rates vary from 2.0% to 4.5%. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5% to 12.0%. All contracts with interest rates above 3.5% are fully reinsured by PLICO.

Liabilities for traditional life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Assumed investment yields vary by policy duration and range from 4.2% to 4.6% over 20 years.

Unpaid claims and claim adjustment expenses include estimates of claims that the Company believes have been incurred, but have not yet been reported (“IBNR”) and that are not included in liabilities for future benefits. These IBNR estimates, which are based on the Company’s historical experience, are adjusted to reflect actual claims experience as necessary. When actual experience differs from the previous estimate, the resulting difference will be included in the Company’s reported results for the period of the change in estimate in the claims incurred and other policyholder benefits line item in the Company’s financial statements. On an ongoing basis, trends in actual experience are a significant factor in the determination of claim reserve levels.

Guaranty Fund Assessments

The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 2007 and prior. The Company’s financial statements include

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KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future.

In 2007, the Company recognized estimated Guaranty Fund Assessments recoverable through premium tax credits allowed after assessment, resulting in a decrease to taxes, licenses and fees and an increase in net income of $1,605,000. In 2006, the change in the estimated guaranty fund liability and the recording of an estimated amount ceded as a result of the Purchase Agreement resulted in a decrease to taxes, licenses and fees and an increase in net income of $1,396,000.

Investments

The Company has classified all investments in fixed maturities and equity securities as available-for-sale. Accordingly, these securities are carried at fair value and the unrealized gains and losses, net of deferred income taxes and other adjustments, when applicable, are included as a separate component of other comprehensive income in stockholder’s equity. All security transactions are recorded on a trade date basis, except for private placement securities which are recorded on their funding date. The Company does not have any equity investments.

Within its general account investments, the Company holds collateralized mortgage obligations (CMOs). Fair values of CMOs have been determined using available market information and appropriate valuation methodologies. In cases where market information is unavailable, the Company utilizes independent pricing services to determine fair values of CMOs. If the fair value of any CMO is considered to be other-than-temporarily impaired, the difference between amortized book value and fair market value is recorded as realized investment loss in the financial statements.

Discounts and premiums on fixed maturity investments are amortized, using the interest method, over the term of the security, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method, which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturity securities deemed to be in default and therefore impaired on an other-than-temporary basis.

Changes in interest rates can have a direct, inverse impact on the fair value of fixed income investments. It is reasonably possible that changes in interest rates will occur in the near term and could, as a result of such changes, have a material impact on the carrying value of available-for-sale fixed maturity securities, with an offsetting effect on stockholder’s equity, net of the effects of amortization of deferred acquisition costs and deferred income taxes, when applicable.

If a decline in the fair value of an individual fixed income investment is considered to be other than temporary, the difference between amortized book value and fair value is recorded as a realized investment loss. Fair value is based on market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company’s portfolio managers. Realized gains and losses on sales of investments, recognized in the statements of income, are determined based on the net book value of individual investments.

The Company regularly reviews its investment portfolio to determine whether declines in the value of investments are other than temporary as defined by the Financial Accounting Standards Board (“FASB”) in

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KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

SFAS 115, Accounting for Certain Investments in Debt and Equity Securities. The Company’s review for declines in value includes analyzing historical and forecasted financial information as well as reviewing the market performance of similar types of investments.

The fair values of investments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, these estimates may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

Policy loans are carried at their unpaid balance. When a loan balance is present on a policy, annual interest is charged on the policy anniversary. If a payment is not made, the interest amount is added to the loan balance. Interest may be charged in advance or arrears depending on the plan and interest rates also vary by plan. An overloan situation may occur if the value of the policy is less than the amount of the loan. Overloans usually occur when a premium is not paid and the automatic premium loan provision is applied or when the annual loan interest is charged and not paid and the maximum available cash value has been used. In the case of an overloan situation, the policy owner is notified of the requirements to continue coverage prior to policy termination. Policies that terminate because of an overloan may be considered for reinstatement. Normal reinstatement guidelines are followed and the amount of money requested for reinstatement includes the loan interest.

Partnership and joint venture interests primarily consist of limited partnership and low income housing tax credit property investments. Partnership and joint venture interests in which the Company does not have control or majority interest are accounted for under the equity method. The Company’s interests in low income tax credit property investments are accounted for using the cost method. Under the cost method, the investment is amortized based on the proportion of tax credits received in the current year to the total estimated tax credits.

Accounting for Derivatives

SFAS No. 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments (“DIG B36”) addresses specific circumstances under which bifurcation of an instrument into a host contract and an embedded derivative is required. DIG B36 requires the bifurcation of a derivative from the receivable or payable related to a modified coinsurance agreement, where the yield on the receivable and payable is based on a return of a specified block of assets rather than the creditworthiness of the ceding company. The Company has determined that certain of its modified coinsurance agreements contain an embedded derivative. This embedded derivative is accounted for on a fair value basis and is reported together with the host contract in the modified coinsurance deposit receivable line item on the balance sheet. The change in the fair value of the derivative is reported as a component of modified coinsurance income in the financial statements.

Federal Income Taxes

The Company files a consolidated federal income tax return with ZHCA and its subsidiaries. Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe or receive. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differs from its estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements.

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KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

A written agreement provides the method of allocating tax between the Company and ZHCA. In general, allocation is based upon a separate return calculation with an immediate benefit for a taxable loss. Intercompany tax balances are settled within 30 days after: the filing of the consolidated federal income tax return, the payment of an estimated payment, an additional assessment of the consolidated tax liability, a refund of the consolidated tax liability or any other reduction to the Company’s apportioned tax liability in accordance with the tax sharing agreement.

Business Risks

The Company operates in a business environment that is subject to various risks and uncertainties, including but not limited to, mortality risk, interest rate risk and legal and regulatory changes. The Company is subject to various state and federal regulatory authorities. The potential exists for changes in laws or regulations that can result in additional, unanticipated expense to the Company. Existing federal laws and regulations affect the taxation of life insurance products and insurance companies. There can be no assurance as to whether future legislation might be enacted that would include provisions with possible negative effects on the Company’s life and annuity products.

New Accounting Pronouncements

In November 2005 the FASB issued FASB Staff Position (“FSP”) FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments. FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. The adoption of FSP 115-1 and FAS 124-1 did not have a material impact on the Company’s financial statements.

In September 2005 AcSEC issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. The adoption of SOP 05-1 did not have a material impact on the Company’s financial statements.

In May 2005 the FASB issued SFAS No. 154, Accounting Changes and Error Corrections. SFAS No. 154 replaces Accounting Principles Board Opinion No. 20, Accounting Changes and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS No. 154 also changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS No. 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS No. 154 did not have a material impact on the Company’s financial statements.

In December 2005, the FASB issued FSP Accounting and Audit Guide INV-1 and SOP 94-4-1, Reporting of Fully Benefit-Responsive Investment Contracts Held by Certain Investment Companies Subject to the AICPA Investment Company Guide and Defined-Contribution Health and Welfare and Pension Plans. FSP AAG INV-1 and SOP 94-4-1 describe the limited circumstances in which the net assets of an investment company shall reflect the contract value of certain investments that it holds and provides a definition of a fully benefit-responsive investment contract. FSP AAG INV-1 and SOP 94-4-1 also provide guidance with respect to the financial statement presentation and disclosure of fully benefit-responsive investment contracts. This financial statement presentation and disclosure guidance is effective for financial statements for annual periods ending after December 15, 2006. The adoption of FSP AAG INV-1 and SOP 94-4-1 did not have a material impact on the Company’s financial statements.

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KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

In July 2006, the FASB issued FIN No. 48, an interpretation of FASB Statement 109. FIN No. 48 clarifies the accounting for uncertainty in income taxes recognized in the financial statements by standardizing the level of confidence needed to recognize uncertain tax benefits and the process of measuring the amount of tax benefit to recognize. The Company adopted FIN No. 48 on January 1, 2007.

The evaluation of a tax position in accordance with FIN No. 48 is a two-step process. The first step is a recognition process whereby the entity determines whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. In evaluating whether a tax position has met the more likely than not recognition threshold, the entity should presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. The second step is a measurement process whereby a tax position that meets the more likely than not recognition threshold is calculated to determine the amount of benefit to recognize in the financial statements. The tax position’s financial statement benefit is measured as the largest amount of benefit that is cumulatively greater than 50% likely of being realized upon ultimate settlement.

The provisions of FIN No. 48 are effective beginning January 1, 2007, and are to be applied to all tax positions upon initial adoption of this standard. Only tax positions that meet the more likely than not recognition threshold at the effective date may be recognized or continue to be recognized upon adoption of FIN No. 48. For further discussion, see Note 7.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements. SFAS No. 157 defines fair market value, specifying that fair market value is a market-based measurement that is not entity specific. The standard establishes a hierarchy for use in determining fair market value that places the greatest emphasis on observable factors available from external parties and allows the use of unobservable inputs in determining value in cases where market values are not readily available. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Company will adopt SFAS No. 157 on January 1, 2008. The adoption of SFAS No. 157 is not expected to have a material impact on the Company’s financial statements.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans. SFAS No. 158 requires employers to recognize the overfunded or underfunded status of defined benefit postretirement plans as assets or liabilities in the balance sheet and to recognize changes in the funding status in comprehensive income in the period a change occurs. The provisions of SFAS No. 158 apply to business entities sponsoring single-employer defined benefit plans.

Because the Company contracts for employment services, including postretirement benefit plans through FGI, the Company is not a sponsor of a defined benefit postretirement plan and is, therefore, not subject to the requirements of SFAS No. 158.

In February 2007, the FASB issued SFAS No. 159, the Fair Value Option for Financial Assets and Financial Liabilities. SFAS No. 159 permits entities to choose to measure many financial instruments and certain other items at fair value. Its objective is to allow companies to measure related assets and liabilities differently without having to apply complex hedge accounting. SFAS No. 159 is effective for fiscal years beginning after November 15, 2007 with earlier adoption allowed. The Company will adopt SFAS No. 159 on January 1, 2008. The effect of the adoption of SFAS No. 159 will depend upon which assets and liabilities the Company chooses to measure at fair value, if any, and the fair values of those assets and liabilities at the time the Company chooses to measure them at fair value.

3. DESTINATIONS Reinsurance Transaction with Affiliate in 2006

On November 17, 2006, the Company entered into a coinsurance agreement (the “ZIC Agreement”) with ZIC. The Company ceded 100% of the net amount at risk for GMDB and GRIB related to the Company’s DESTINATIONS contracts issued from May 1, 2000 through February 28, 2003.

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KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

The Company’s most significant policy risks prior to the ZIC Agreement were the GMDB and GRIB risks. The net amount at risk (“NAR”) for the GMDB is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For GRIB, the net amount at risk is defined as the current guaranteed annuitization benefit in excess of the current account balance at the balance sheet date. As a result of the ZIC Agreement, the Company ceded approximately $353,070,000 and $370,155,000 of GMDB net amount at risk and approximately $336,869,000 and $352,998,000 of GRIB net amount at risk at December 31, 2007 and December 31, 2006, respectively.

Account values, benefit amounts, net amounts at risk and amounts ceded to reinsurers for contracts with GMDB and GRIB are shown below:

Minimum Guarantees—Direct, Reinsured and Net

	2007	2006
	(in thousands of dollars)
Contracts with GMDB
GMDB benefit	$4,650,831	$5,002,776
Account value	4,111,626	4,402,690

Net amount at risk	539,205	600,086
NAR reinsurance ceded—Transamerica Re	(186,135)	(229,931)
NAR reinsurance ceded—ZIC	(353,070)	(370,155)

Net retained	$—	$—

Contracts with GRIB
GRIB benefit	$4,429,302	$4,746,748
Account value	3,930,680	4,191,897

Net amount at risk	498,622	554,851
NAR reinsurance ceded—Transamerica Re	(129,403)	(161,483)
NAR reinsurance ceded—ZIC	(336,869)	(352,998)

Net retained	$32,350	$40,370

The ceding premium paid in 2006 to ZIC was $1,008,700,000. In addition, the ZIC Agreement called for the Company to pay interest of 5.25% on the initial ceding premium from September 1, 2006 until the effective date of the ZIC Agreement. The interest paid in accordance with the ZIC Agreement was approximately $11,090,000.

To fund the initial ceding premium to ZIC, the Company received additional capital of $247,000,000 from Kemper, its parent company. Additionally, the Company was immediately reimbursed by ZHCA, an indirect parent company of the Company, for the federal income tax recoverable of $241,000,000 created by the reinsurance transaction. The remainder of the premium and interest, $531,790,000, was funded through the sale of some of the Company’s invested assets.

At the inception of the ZIC Agreement, the Company recognized a ceded premium deposit of approximately $893,959,000 and a reinsurance recoverable asset of approximately $114,741,000. After ceding $2,500,000 in reserves for claims incurred but not reported and amortization of the ceded premium deposit of approximately $45,435,000 in 2007 and approximately $155,000 in 2006, the balance of the ceded premium deposit was approximately $845,869,000 and $891,304,000 at December 31, 2007 and December 31, 2006, respectively. The balance of the reinsurance recoverable asset was approximately $148,406,000 and $119,100,000 at December 31, 2007 and December 31, 2006, respectively. The ceded premium deposit and reinsurance recoverable are included in the Reinsurance recoverable line item on the balance sheet.

17

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

Upon execution of the ZIC Agreement, the contingent capital facility agreement between the Company and ZIC, entered into on January 1, 2006, was terminated. The Company incurred approximately $528,000 in fees for this contingent capital facility for the year ended December 31, 2006.

Pursuant to the ZIC Agreement, ZIC established a security trust account for the exclusive benefit of the Company. The trust account is funded with assets with a market value equal to at least 102% of the statutory reserve credit assumed by ZIC. At December 31, 2007 and December 31, 2006, 102% of the statutory reserve credit assumed by ZIC was approximately $371,570,000 and $343,333,000. The balance in the trust account at December 31, 2007 and December 31, 2006 was approximately $394,969,000 and $358,521,000, respectively.

4. Investments

Investment Income

The components of investment income, by type of investment, for the years ended December 31, 2007, 2006 and 2005 are as follows:

	2007	2006	2005
	(in thousands of dollars)
Bonds	$15,867	$30,892	$30,409
Redeemable preferred stocks	—	122	178
Short-term investments	1,411	3,508	1,259
Policy loans	1,902	1,169	1,065
Partnership and joint venture interests	(426)	(475)	(199)
Other	474	99	74

Gross investment income	19,228	35,315	32,786
Less: Investment expenses	631	941	1,459

Net investment income	$18,597	$34,374	$31,327

In 2007, 2006 and 2005, the Company’s investment expenses included fees of approximately $189,000, $323,000 and $277,000, respectively, to Deutsche Investment Management Americas, Inc.

In 2007, 2006 and 2005, the Company’s investment expenses included fees of approximately $74,000, $174,000 and $134,000, respectively, to Zurich Investment Services.

In April 2006, Zurich Global Investment Advisors was divided into two separate entities, Zurich Alternative Asset Management and Zurich Global Investment Management. For the years ended December 31, 2007, 2006 and 2005, the Company’s investment expenses included fees of approximately $179,000, $306,000 and $431,000, respectively, to Zurich Global Investment Management and, prior to the division, Zurich Global Investment Advisors.

Realized Gains and Losses

Realized investment gains (losses) on sales of investments during the years ended December 31, 2007, 2006 and 2005 are as follows:

	2007	2006	2005
	(in thousands of dollars)

Bonds	$(304)	$(5,531)	$(790)
Redeemable preferred stocks	—	72	—
Common stocks	—	1,549	—
Partnership and joint venture interests	—	6,044	8,400

	$(304)	$2,134	$7,610

18

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

The Company recognized $0, $6,044,000 and $8,400,000 in realized gains from prior litigation settlements related to a joint venture investment previously written off for the years ended December 31, 2007, 2006 and 2005, respectively.

Impairment Losses

Impairment losses for the years ended December 31, 2007, 2006 and 2005 are as follows:

	2007	2006	2005
	(in thousands of dollars)

Bonds	$—	$(22)	$(38)
Redeemable preferred stocks	—	(132)	—
Partnership and joint venture interests	(309)	—	—

	$(309)	$(154)	$(38)

Unrealized Gains and Losses on Fixed Maturities

Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of fixed maturities as of December 31, 2007 and 2006 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
	(in thousands of dollars)
2007
Fixed maturities available-for-sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$23,495	$267	$(62)	$23,700
Debt securities issued by foreign governments	404	9	—	413
Corporate securities	176,478	1,509	(2,058)	175,929
Mortgage—backed securities	169,448	1,051	(1,302)	169,197

	$369,825	$2,836	$(3,422)	$369,239

2006
Fixed maturities available-for-sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$24,964	$—	$(801)	$24,163
Debt securities issued by foreign governments	411	—	(7)	404
Corporate securities	158,373	591	(2,097)	156,867
Mortgage—backed securities	118,329	449	(1,625)	117,153

	$302,077	$1,040	$(4,530)	$298,587

Unrealized Gains and Losses on Equity Securities

The Company did not hold any common stocks or nonredeemable preferred stocks as of December 31, 2007 and December 31, 2006. Therefore, the Company did not have any unrealized gains or losses on equity securities in 2007 and 2006.

Unrealized Losses on Fixed Maturities and Equity Securities

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a monthly basis, identifies securities in an unrealized loss position that could potentially

19

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

be other-than-temporarily impaired. Due to the issuers’ continued satisfaction of the securities obligations in accordance with their contractual terms and the expectation that they will continue to do so, and management’s intent and ability to hold these securities for a period of time sufficient to allow for a recovery of fair value, the Company believes that the prices of the securities in the sector identified in the tables below were temporarily depressed as of December 31, 2007 and 2006.

Fair value and gross unrealized losses of fixed maturities and equity securities as of December 31, 2007 and 2006 are as follows:

	Unrealized Losses Less Than 12 Months		Unrealized Losses 12 Months or More
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(in thousands of dollars)
2007
Fixed maturities available-for-sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$17,569	$(62)
Debt securities issued by foreign government	—	—	—	—
Corporate securities	14,666	(470)	74,762	(1,588)
Mortgage-backed securities	21,688	(580)	55,077	(722)

Total fixed maturities	$36,354	$(1,050)	$147,408	$(2,372)

2006
Fixed maturities available-for-sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$344	$(1)	$23,819	$(800)
Debt securities issued by foreign government	—	—	404	(7)
Corporate securities	26,177	(197)	88,243	(1,900)
Mortgage-backed securities	12,739	(118)	66,241	(1,507)

Total fixed maturities	$39,260	$(316)	$178,707	$(4,214)

There were no equity securities held as of December 31, 2007 and December 31, 2006.

Among the fixed maturities held by the Company at December 31, 2007, there were a number of mortgage-backed securities. Amortized cost and estimated fair value of mortgage-backed securities by type of security held at December 31, 2007 are:

	Amortized Cost	Estimated Fair Value	Unrealized Gain/(Loss)
	(in thousands of dollars)
Government Guaranteed Pools	$13,550	$13,828	$278
Collateralized Mortgage Obligations	26,965	27,052	87
Asset-Backed Securities	44,467	44,380	(87)
Commercial Mortgage-Backed Securities	84,466	83,937	(529)

Total	$169,448	$169,197	$(251)

At December 31, 2007, the Company evaluated each of its investments, including mortgage-backed securities, to determine if any securities are other-than-temporarily impaired. A number of factors are used in this evaluation, including, but not limited to rating agency assessments, length of time below investment grade, credit quality and performance of the issuer. Due to the issuers’ continued satisfaction of the securities obligations and the expectation they will continue to do so, and management’s intent and ability to hold these securities for a period of time sufficient to allow for a recovery of fair value, the Company believes the prices of mortgage-backed securities were temporarily depressed as of December 31, 2007.

20

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

As of December 31, 2007, fixed maturities represented 100% of the Company’s total unrealized loss amount, which was comprised of 178 securities. The Company held no securities that were in an unrealized loss position in excess of $273,000. As of December 31, 2007, there was no fixed maturity with a fair value less than 85% of the security’s amortized cost for 12 continuous months.

Fixed maturities in an unrealized loss position for less than 12 months were comprised of 35 securities, all of which, or $1,050,000, were comprised of securities with fair value to amortized cost ratios at or greater than 85%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

Fixed maturities with an unrealized loss position for 12 months or more were comprised of 143 securities, all of which, $2,372,000, were comprised of securities with a fair value to amortized cost ratios at or greater than 85%. The majority of the unrealized loss amount, approximately $2,310,000, relates to corporate securities, ($1,588,000), and mortgage-backed securities, ($722,000). The decline in market value for these securities is primarily attributable to changes in interest rates. A variety of data is reviewed, including the aging and severity of unrealized losses, watch lists distributed by the asset managers, deviations in market prices between months, and results of tests indicating if any fixed maturity securities with unrealized losses have a credit rating below investment grade for 12 consecutive months. If a fixed maturity security is deemed other-than-temporarily impaired, then the security’s book value is written down to current market value with the Company recognizing an impairment loss in its current year statement of income. The remaining unrealized loss balance of approximately $62,000 is comprised of one U.S. Treasury note security. This security was depressed to only a minor extent, with a fair value to amortized cost ratio of 100%.

Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company’s investment. Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be at maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2007.

Maturities of Fixed Maturities

The amortized cost and estimated fair value of available-for-sale fixed maturity securities by contractual maturity at December 31, 2007 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

	Amortized Cost	Estimated Fair Value
	(in thousands of dollars)
Fixed maturities available-for-sale
Due in 1 year or less	$19,104	$19,037
Due after 1 year through 5 years	89,447	89,849
Due after 5 years through 10 years	90,951	90,280
Due after 10 years	875	876

	200,377	200,042
Mortgage-backed securities	169,448	169,197

	$369,825	$369,239

21

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

Proceeds from sales and maturities of available-for-sale bonds and stocks and gross realized gains (losses) on such sales and impairments during the years ended December 31, 2007, 2006 and 2005 are as follows:

	Proceeds	Gross Gains	Gross Losses
	(in thousands of dollars)
2007	$80,654	$184	$(488)
2006	656,544	7,158	(11,222)
2005	97,550	367	(1,195)

5. Disclosure About Fair Value of Financial Instruments

SFAS No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments and includes assets and liabilities recognized or not recognized in the balance sheets, for which it is practicable to estimate fair value. In instances where quoted market prices are not available, fair values are based upon estimates using discounted cash flow or other valuation techniques. Those techniques are significantly affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements, such as the amount for the value associated with customer or agent relationships, the expected interest margin to be earned on future investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company’s business or financial condition based on the fair value information presented herein.

Cash and Cash Equivalents

The carrying amounts of these items are reasonable estimates of their fair value.

Fixed Maturities, Redeemable and Nonredeemable Preferred Stock, and Common Stock

Fair values were determined by using market quotations or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company’s portfolio managers.

Policy Loans

The carrying amounts of these items are a reasonable estimate of their fair market values as interest rates are generally based on current market rates.

Partnership and Joint Venture Interests

The fair value of these investments is based on the Company’s equity ownership of the underlying partnership or joint venture interest. The carrying amounts reported for these items are reasonable estimates of their fair value.

Separate Accounts

The fair value of assets held in separate accounts is based upon unit prices of the underlying funds. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

22

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

The estimated fair values and carrying values of the Company’s financial instruments as of December 31, 2007 and 2006 are as follows:

	2007		2006
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
	(in thousands of dollars)
Assets
Cash and cash equivalents	$31,083	$31,083	$17,482	$17,482
Fixed maturities available-for-sale	369,239	369,239	298,587	298,587
Policy loans	44,733	44,733	20,791	20,791
Partnership and joint venture interests	437	437	863	863
Separate account assets	16,153,483	16,153,483	16,150,324	16,150,324

Liabilities
Other policyholder benefits and funds payable	49,970	49,970	74,153	74,153
Separate account liabilities	16,153,483	16,153,483	16,150,324	16,150,324

6. Security Lending Arrangement

The Company has entered into a security lending agreement with a lending agent. The agreement authorizes the agent to lend securities held in the Company’s portfolio to a list of authorized borrowers. Concurrent with delivery of the securities, the borrower provides the Company with collateral equal to at least 102% of the market value of the loaned securities.

The securities are marked-to-market on a daily basis, and the collateral is adjusted on the next business day. The collateral is invested in cash or governmental securities. Income earned from the security lending arrangement is shared 25% and 75% between the lending agent and the Company, respectively. Income earned by the Company was approximately $23,000, $14,000 and $34,000 for the years ended December 31, 2007, 2006 and 2005, respectively. The Company’s securities on loan as of December 31, 2007 and 2006 primarily consisted of U.S. Treasury fixed income and corporate securities and had an estimated fair value of approximately $20,884,000 and $20,869,000, respectively. The cash collateral as of December 31, 2007 and 2006 had an estimated fair value of approximately $21,295,000 and $20,760,000, respectively. The Company did not have any noncash collateral as of December 31, 2007, and noncash collateral had an estimated fair value of $560,000, in 2006. In accordance with SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, the noncash collateral is not recognized as a financial asset on the balance sheet.

7. Federal Income Taxes

The Company files a consolidated federal income tax return with ZHCA and its subsidiaries.

A written agreement provides the method of allocating tax between the Company and ZHCA. In general, allocation is based upon a separate return calculation with an immediate benefit for a taxable loss. Inter-company tax balances are settled within 30 days after: the filing of the consolidated federal income tax return, the payment of an estimated payment, an additional assessment of the consolidated tax liability, a refund of the consolidated tax liability or any other reduction to the Company’s apportioned tax liability in accordance with the tax sharing agreement. The Company’s current income tax receivable from ZHCA was approximately $37,418,000 and $35,100,000 as of December 31, 2007 and 2006, respectively.

23

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

The components of the provision for income taxes for the years ended December 31, 2007, 2006 and 2005 are as follows:

	2007	2006	2005
	(in thousands of dollars)
Current	$(38,248)	$(281,673)	$(15,905)
Deferred	22,781	294,058	13,256

Total income tax (benefit) expense	$(15,467)	$12,385	$(2,649)

A reconciliation of the amounts computed by applying the statutory U.S. federal income tax rate of 35% in 2007, 2006 and 2005 to income before income taxes and the actual provision for the years ended December 31, 2007, 2006 and 2005 are as follows:

	2007	2006	2005
	(in thousands of dollars)
Computed expected tax (benefit) expense	$(8,285)	$6,501	$6,603
Difference between expected and actual tax expense
State taxes	—	244	—
Dividend received deduction	(7,441)	(7,450)	(9,557)
Foreign tax credit	201	193	295
Valuation allowance on tax loss	—	12,635	—
Other, net	58	262	10

Total actual tax (benefit) expense	$(15,467)	$12,385	$(2,649)

The temporary differences that give rise to significant portions of deferred tax assets and liabilities at December 31, 2007 and 2006 relate to the following:

	2007	2006
	(in thousands of dollars)
Deferred policy acquisition costs (“DAC Tax”)	$44,088	$58,665
Unrealized losses on investments	205	1,222
Life policy reserve	25,865	35,570
Unearned revenue	17,490	25,954
Tax loss carryforward	12,635	12,635
Other investment—related	2,928	920
Other	6,505	5,452

Subtotal deferred tax assets—Before Valuation Allowance	109,716	140,418
Valuation Allowance	12,635	13,857

Subtotal deferred tax assets—After Valuation Allowance	97,081	126,561

Deferred policy acquisition costs	368	1,380
Unearned premium	296,054	311,956
Depreciation and amortization	255	408
Other investment—related	158	121
Modified coinsurance	5,204	6,256
Other	1,289	1,173

Subtotal deferred tax liabilities	303,328	321,294

Net deferred tax liabilities	$(206,247)	$(194,733)

24

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

The net deferred tax assets relate primarily to life reserves, unearned revenue and DAC Tax associated with a non-registered individual and group variable business-owned life insurance contract. The deferred tax liabilities relate primarily to unearned premium reserve resulting from the ZIC Agreement.

Tax balances, including any valuation allowance balance, are determined under a tax allocation agreement. As of December 31, 2007 and 2006, approximately $12,635,000 and $13,857,000 of valuation allowance was allocated to the Company from ZHCA. The realizability of the deferred income tax assets is dependent upon available evidence including, historical and projected operating results, estimated reversals of temporary differences, and available tax planning strategies. This assessment is made on a consolidated tax return group basis. Estimates as to the realizability of deferred income tax assets are subject to change.

As of December 31, 2007, the Company had approximately $36,100,000 of operating loss carryforwards, which will expire in 2018. The tax effect of this operating loss carryforward is included in the valuation allowance as of December 31, 2007.

In July 2006, the FASB issued FIN No. 48, an interpretation of FASB Statement 109. FIN No. 48 clarifies the accounting for uncertainty in income taxes recognized in the financial statements by standardizing the level of confidence needed to recognize uncertain tax benefits and the process of measuring the amount of tax benefit to recognize. The Company adopted FIN No. 48 on January 1, 2007.

The evaluation of a tax position in accordance with FIN No. 48 is a two-step process. The first step is a recognition process whereby the entity determines whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. In evaluating whether a tax position has met the more likely than not recognition threshold, the entity should presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. The second step is a measurement process whereby a tax position that meets the more likely than not recognition threshold is calculated to determine the amount of benefit to recognize in the financial statements. The tax position’s financial statement benefit is measured as the largest amount of benefit that is cumulatively greater than 50% likely of being realized upon ultimate settlement.

The provisions of FIN No. 48 are effective beginning January 1, 2007, and are to be applied to all tax positions upon initial adoption of this standard. Only tax positions that meet the more likely than not recognition threshold at the effective date may be recognized or continue to be recognized upon adoption of FIN No. 48. The adoption of FIN No. 48 had no impact on the Company’s retained earnings. However, the Company provided for an $11 million increase in liabilities for the Company’s unrecognized income tax positions related to temporary differences through a reclassification to deferred tax assets within the balance sheet. There are no interest or penalties accrued related to the provision of FIN No. 48. It is the Company’s policy to report interest and penalties as a component of income tax expense. The Company reasonably estimates that the amount of unrecognized tax positions will not change significantly within the next twelve months.

Below is a tabular reconciliation of unrecognized tax benefits.

Unrecognized Tax Benefits

(in thousands)
Balance at January 1, 2007	—
Adjustment to adopt FIN 48 at January 1, 2007	12,882
Additions based on tax positions related to the current year	—
Additions for tax positions of prior years	—
Reductions for tax positions of prior years	(1,820)
Reductions due to settlements with taxing authorities	—
Reductions due to lapse in statute of limitations	—
Balance at December 31, 2007	11,062

25

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

8. Commitments and Contingencies

The Company is subject to lawsuits arising from the normal course of its business activities. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct that should warrant the award of any material punitive or compensatory damages. Acting on the advice of counsel, the Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

In 1997, the Company entered into an agreement with a third party to guaranty certain indemnity obligations of an investment property, including environmental claims over a period of 20 years and income tax liability claims over a period of 7 years. The maximum liability exposure under this guaranty does not exceed $4,000,000. The Company was fully insured for losses and liabilities related to the potential environmental claims for a period of 10 years. The insurance expired in 2007. Additionally, KFC Portfolio Corp, an affiliated company, has agreed to guaranty and indemnify the Company from all liabilities and costs incurred related to this transaction. While the Company currently has not experienced any claims, including environmental claims or threatened environmental claims related to this transaction, it is reasonably possible that the results of ongoing or future environmental studies or other factors could alter this expectation and may require recording of a liability and cause the Company to make future cash outlays. The extent or amount of such events, if any, cannot be estimated at this time. Accordingly, management expects this to have no impact on the results of operations, financial position or liquidity for the years ended December 31, 2007, 2006 and 2005.

The Company entered into a contingent capital facility agreement (the “CCF Agreement”) with ZIC effective January 1, 2006. Under the CCF Agreement, the Company had the right to require ZIC to purchase 1 or more surplus notes of the Company in an aggregate principal amount not to exceed $300,000,000. This right was only exercisable by the Company upon the Company’s failure to maintain a risk-based capital (“RBC”) of total adjusted capital to company action level ratio (as defined in the RBC Model Act or in the rules and procedures prescribed by the National Association of Insurance Commissioners (the “NAIC”)) of at least 300%. Issuance and repayment of the surplus notes were subject to the approval of the Division of Insurance of the Illinois Department of Financial and Professional Regulation (“DOI”). The CCF Agreement was terminated November 17, 2006 upon the closure of the DESTINATIONS reinsurance transaction with ZIC (see Note 3 regarding the ZIC Agreement).

The Company entered into an operating sublease agreement for office space effective November 1, 2006. The expiration of the sublease is August 31, 2010. Base rent is $171,120 per year plus expenses and taxes in excess of expenses and taxes in the base year of the agreement. On December 1, 2007, the Company entered into an additional operating lease for office space within the same office building. The expiration of this lease is August 31, 2010. Base rent is $133,270 in 2008, $139,216 in 2009, and $96,444 in 2010.

Rent paid, including allocations of rent from third-party administrators was approximately $335,000, $149,000 and $122,000 for the years ended December 31, 2007, 2006 and 2005, respectively.

As of December 31, 2007, the Company was obligated under noncancelable leases for office space as follows:

2008	$304,390
2009	310,336
2010	210,524
thereafter	—

$825,250

26

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

9. Regulatory Matters

The Company is required to file financial statements with the DOI. These financial statements are prepared in accordance with accounting practices prescribed or permitted by the DOI. “Prescribed” statutory accounting practices include those recorded in a variety of publications of the NAIC, as well as those recorded in state laws, regulations and general administrative rules. “Permitted” statutory accounting practices encompass all accounting practices that are not prescribed. Such practices may differ from state to state, may differ from company to company within a state and may change in the future. These statutory accounting practices differ from accounting principles generally accepted in the United States of America, which have been used to prepare the accompanying financial statements. The State of Illinois requires insurance companies domiciled in the State of Illinois to prepare statutory basis financial statements in accordance with the NAIC, Accounting Practices and Procedures Manual.

Statutory stockholder’s equity was approximately $187,925,000 and $222,457,000 as of December 31, 2007 and 2006, respectively, and statutory net income (loss) was approximately $(18,862,000), $(422,997,000) and $39,917,000 for the years ended December 31, 2007, 2006 and 2005, respectively.

Statutory unassigned surplus (deficit) was approximately $(488,420,000) and $(453,888,000) as of December 31, 2007 and 2006, respectively.

In anticipation of the Zurich acquisition in 1996, the Company sold, primarily through a bulk sale, approximately $284,000,000 in real estate-related investments during 1995 as part of a strategic effort to reduce overall exposure to real estate. As a result of these sales, the Company incurred realized capital losses that were required to be transferred to the interest maintenance reserve (“IMR”). However, as a result of the transfer of these realized capital losses, the IMR became negative. In connection with the sale of the real estate-related investments and the acquisition of the Company’s parent, the DOI permitted the Company to reset the IMR to zero as of December 31, 1995. This treatment permitted the Company to proceed as if it had been legally reorganized through a procedure known as “quasi-reorganization”.

This procedure allowed the Company a “fresh start” by resetting the negative unassigned surplus to zero and reducing gross paid-in and contributed surplus by the same amount. Although this treatment does not change the Company’s total amount of reported capital and surplus as of December 31, 2007 and 2006, it did favorably impact the 2007 and 2006 net loss, and 2005 net gain from operations and net income. If the Company had not been permitted to reset the IMR to zero as of December 31, 1995, the Company’s statutory net gain from operations would have decreased by approximately $1,173,000, $1,001,000, and $1,300,000 for the years ended December 31, 2007, 2006 and 2005, respectively. Capital and surplus for the three years would have increased by like amounts through a credit to the change in nonadmitted assets and related items. If the Company had not been able to reset the negative unassigned surplus to zero, paid-in surplus and unassigned surplus (deficit) would have been approximately $729,254,000 and $(526,757,000), respectively, as of December 31, 2007, and approximately $729,254,000 and ($490,053,000), respectively, as of December 31, 2006.

The NAIC requires life insurance companies to calculate an RBC ratio. This RBC ratio is used for the regulation of life insurance companies and is used as a solvency benchmark by state insurance regulators. The formulas for determining the RBC ratio specify various weighting factors that are applied to financial balances or various levels of activity based on degree of risk. The RBC ratio is determined by a ratio of the enterprise’s regulatory total adjusted capital to its authorized control level RBC, as defined by the NAIC. If the RBC ratio is below specific trigger points, the Company may be required to take corrective action. The Company’s RBC ratios exceed regulatory requirements at December 31, 2007 and 2006. These ratios are not a required part of the Company’s financial statements, and therefore, they were not subjected to the auditing procedures applied in the audit of the financial statements.

Within the life insurance industry, both regulators and companies have been developing new statutory reserve and minimum capital standards that are much less formulaic than in the past. The new standards require various types of stochastic projections for both statutory reserves and minimum capital requirements.

27

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

The first products impacted are deferred annuities, in particular deferred variable annuities with guaranteed minimum benefits, such as GMDB, and various living benefits, such as GRIB. In December 2005, the NAIC adopted the C3 Phase II Regulation (the “Regulation”). The Regulation requires higher minimum capital requirements for many deferred variable annuities with guaranteed minimum benefits. Statutory reserve requirements for deferred variable annuities may change in 2008 to align with the revised regulatory capital requirements.

As a result of the Regulation, in 2006 the Company allocated additional capital against these increased requirements. The Company believes it will be able to continue to meet the projected minimum capital requirements associated with the Regulation as it is fully phased in over the next 3 years. It is further possible that the Regulation could be revised in the future.

The amount of dividends that can be paid by the Company to its stockholder without prior approval of the DOI is limited to the greater of (i) 10% of its statutory unassigned surplus or (ii) the statutory net gain from operations from the preceding calendar year. A dividend paid that does not meet the above specifications is defined as an “extraordinary dividend” and requires advance approval from the DOI. Due to the fact that statutory net income for 2007 is negative and statutory unassigned surplus is also negative, the Company can not pay a regular dividend in 2008. No cash dividends were paid in 2007, 2006 or 2005. However, the Company distributed an extraordinary dividend of its interest in notes receivable from an impaired investment during December 2006. The book value of the investment was zero at the time of the distribution, and the distribution was approved by the DOI prior to distribution.

The Company is required to deposit securities with state regulatory authorities. The fair value of these deposited securities was approximately $3,686,000 and $3,454,000 as of December 31, 2007 and 2006, respectively.

10. Reinsurance

The Company has ceded business under yearly renewable term contracts and coinsurance contracts. Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

Reinsurance ceded contracts do not relieve the Company from its obligation to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to the reinsurer under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company utilizes several reinsurers to minimize concentration of credit risk, and evaluates the financial condition of its reinsurers and concentration of credit risk arising from similar characteristics of its reinsurers. Several reinsurance contracts require the reinsurer to maintain assets in a security trust whose market value matches or exceeds the book value of the reinsured liability.

Amounts included in the statements of operations with respect to reinsurance ceded for the years ended December 31, 2007, 2006 and 2005 are as follows:

28

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

	Direct	Reinsurance Ceded	Net
	(in thousands of dollars)
2007
Premiums	$1,341	$(1,068)	$273
Separate account fees and charges	273,532	(240,965)	32,567
Interest credited to policyholders	124,865	(70,439)	54,426
Claims incurred and other policyholder benefits	328,417	(277,549)	50,868

2006
Premiums	$918	$(901)	$17
Separate account fees and charges	301,919	(237,203)	64,716
Interest credited to policyholders	135,090	(72,134)	62,956
Claims incurred and other policyholder benefits	266,090	(208,904)	57,186

2005
Premiums	$983	$(983)	$—
Separate account fees and charges	317,199	(247,606)	69,593
Interest credited to policyholders	141,412	(72,952)	68,460
Claims incurred and other policyholder benefits	228,076	(182,956)	45,120

PLICO. The reinsurance reserve credit, included in the Reinsurance recoverable line item on the balance sheet, from PLICO relating to these coinsurance transactions totaled approximately $1,731,221,000 and $1,830,247,000 at December 31, 2007 and 2006, respectively. In addition, the Company had liabilities on deposit for investment contracts at December 31, 2007 and 2006 that relate to the coinsurance agreement with PLICO of $1,001,126,000 and $1,211,153,000, respectively.

Pursuant to the coinsurance agreement with PLICO, PLICO established a trust account (the “Security Trust Account”) for the exclusive benefit of the Company. The Security Trust Account is funded with assets equal to the general account statutory reserves reinsured by PLICO, adjusted for policy loans and interest maintenance reserves on a quarterly basis. PLICO is required to maintain the Security Trust Account until the Company’s general account statutory reserves subject to the coinsurance agreement with PLICO are $400,000,000 or less. As of December 31, 2007 and 2006, the Company’s general account statutory reserves subject to the coinsurance agreement with PLICO were approximately $2,458,617,000 and $2,769,410,000, respectively. The balance in the Security Trust Account was approximately $2,701,178,000 and $3,034,704,000 as of December 31, 2007 and 2006, respectively.

FLA. At December 31, 2007 and 2006, the reinsurance reserve credit from FLA, which is included in the Deposit asset-coinsurance business line item on the balance sheet, relating to these coinsurance transactions totaled approximately $161,795,000 and $174,469,000, respectively.

TRANSAMERICA RE. The net amount at risk of the GMDB and GRIB on certain variable annuity contracts issued between March 1, 1997 and April 30, 2000 were ceded. As of December 31, 2007 and 2006, the statutory reinsurance recoverable related to DESTINATIONS policies reinsured with Transamerica Re amounted to approximately $48,278,000 and $56,698,000, respectively.

ZIC. On November 17, 2006, the Company entered into a reinsurance contract with ZIC to cede the net amount at risk for GMDB and GRIB on certain DESTINATIONS variable annuity contracts issued from May 1, 2000 and February 28, 2003. As of December 31, 2007 and 2006, the statutory reinsurance recoverable related to DESTINATIONS policies reinsured with ZIC amounted to approximately $148,406,000 and $119,100,000, respectively.

ZIBB. The Company cedes, on a yearly renewable term basis, nearly 100% of the net amount at risk (death benefit payable to the insured less the insured’s separate account cash surrender value) related to BOLI. As consideration for this reinsurance coverage, the Company cedes separate account fees (cost of insurance charges) to ZIBB.

29

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

A trust account (the “ZIBB Reinsurance Trust” or the “Trust”) was established as security for the reinsurance agreements with ZIBB. At December 31, 2007 and December 31, 2006, reinsurance recoverables totaling approximately $185,511,000 and approximately $193,640,000, respectively, were secured by the Trust, which was supported by cash and invested assets with a fair value of approximately $201,629,000 and $204,266,000 at December 31, 2007 and 2006, respectively.

The following table contains amounts related to the BOLI reinsurance agreement with ZIBB for the years ended December 31:

	2007	2006	2005
	(in thousands of dollars)
Face amount in force	$60,306,549	$60,887,532	$75,484,138

Net amount at risk ceded	$(50,921,833)	$(51,757,956)	$(65,825,275)

Separate account fees and charges	$157,165	$157,886	$173,920

At December 31, 2007 and 2006, the Trust supports active life reserve credits of approximately $15,013,000 and $14,161,000, respectively, on the reinsurance ceded.

HARTFORD LIFE AND ACCIDENT INSURANCE COMPANY. The Company cedes, on a quota share basis, 50% of the contracted liabilities of Group Life and related accidental death and dismemberment policies. As of December 31, 2007 and 2006, the reinsurance recoverable under this reinsurance agreement with Hartford Life and Accident Insurance Company amounted to $100,000 and $31,000, respectively.

11. Minimum Guarantees

As described in Note 1, the Company’s DESTINATIONS product offers a GMDB and GRIB option. For the GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For the GRIB option, the net amount at risk is defined as the current guaranteed GRIB annuitization benefit, as determined in accordance with the terms of the contract, in excess of the current account balance at the balance sheet date.

Gross account values and net amounts at risk for contracts with GMDB and GRIB are as follows:

	2007	2006
	(in thousands of dollars)
Contracts with GMDB
Account value	$4,111,626	$4,402,690
Account value in separate accounts	$3,987,903	$4,254,560
Net amount at risk	$539,205	$600,086
Average attained age of contract holders	64	63
Contracts with GRIB
Account value	$3,930,680	$4,191,897
Account value in separate accounts	$3,851,270	$4,050,858
Net amount at risk	$498,622	$554,851
Average attained age of contract holders	64	63
Minimum annuitization rates	2.5% or 3.5%	2.5% or 3.5%

Under the Transamerica Reinsurance agreement and the ZIC Agreement described in Note 3, the Company ceded 100% of its net amount at risk for contracts with GMDB and approximately 94% of its net amount at risk for contracts with GRIB.

30

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

Additional liabilities and incurred benefits related to the GMDB and GRIB minimum guarantees were as follows:

	Guaranteed Minimum Death Benefit	Guaranteed Retirement Income Benefit	Totals
	(in thousands of dollars)
Balances at December 31, 2005	$14,449	$165,323	$179,772
Less reinsurance recoverable	(7,960)	(64,429)	(72,389)

Net balance at December 31, 2005	6,489	100,894	107,383

Incurred guarantee benefits	3,709	29,265	32,974
Paid guarantee benefits	(3,055)	(3,709)	(6,764)
Change due to new Reinsurance Treaty with ZIC	(6,758)	(109,842)	(116,600)

Net change in guaranteed benefits	(6,104)	(84,286)	(90,390)

Net balance at December 31, 2006	385	16,608	16,993
Plus reinsurance recoverables	15,003	156,675	171,678

Balances at December 31, 2006	$15,388	$173,283	$188,671

Weighted-average attained age of annuitant	63	63

Balances at December 31, 2006	$15,388	$173,283	$188,671
Less reinsurance recoverable	(15,003)	(156,675)	(171,678)

Net balance at December 31, 2006	385	16,608	16,993

Incurred guarantee benefits	(84)	2,063	1,979
Paid guarantee benefits	—	(4,893)	(4,893)

Net change in guaranteed benefits	(84)	(2,830)	(2,914)

Net balance at December 31, 2007	301	13,778	14,079
Plus reinsurance recoverables	17,378	138,795	156,173

Balances at December 31, 2007	$17,679	$152,573	$170,252

Weighted-average attained age of annuitant	64	64

The GMDB liability is determined each period by estimating the expected value of death benefits in excess of the projected account balance using the average of 1,000 stochastic scenarios. The Company regularly evaluates experience, and adjusts assumptions if experience indicates changes are necessary.

The GRIB liability is determined each period by estimating the expected value of the GRIB annuitization benefits in excess of the projected account balance at the date of annuitization over the average of 1,000 stochastic scenarios. The Company regularly evaluates experience, and adjusts assumptions if experience indicates changes are necessary. All policyholder lapse, mortality and expense assumptions used for calculating the GRIB liability as of December 31, 2007 and 2006, are consistent with those used for calculating the GMDB liability because the GRIB rider is simply a rider on policies that contain GMDB.

The following assumptions and methodology were used to determine the GMDB and GRIB liability as of December 31, 2007 and 2006, respectively:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Annual investment performance assumptions varied from 198.1% to -83.9%.

•	Volatility assumptions varied from 2.1% to 28.2%.

•	Anticipated rates of mortality are based on the A2000 Basic Table, modified by Company experience.

31

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

•	Lapse rates vary by contract type and duration and range from 0% to 15%.

•	Discount rate of 9%.

12. Retirement Plans, Deferred Compensation, Post-Employment Benefits and Compensated Absences and Other Postretirement Benefit Plans.

In 2004, the Company began participating in a qualified, noncontributory defined benefit pension plan sponsored by an affiliated entity, FGI. Substantially all employees who have reached age 21 and rendered one year of service participate in the plan. The benefits are based on years of service and the employee’s compensation during the last five years of employment. FGI’s funding policy is to make sufficient contributions to the pension plan to fully provide for employee’s benefits at the time of retirement.

In addition, the Company provides postretirement benefits to retired employees through a plan also sponsored by FGI.

The Company has no legal obligation for benefits under these plans. FGI charges the affiliate, Farmers New World Life Insurance Company (“FNWL”), an allocated share of such contributions based on characteristics of the population of plan participants. These charges are then included in the overhead and administrative charges paid by the Company to FNWL. Accordingly, the Company has no pension plan liability as of December 31, 2007 and 2006. The Company’s share of pension costs was approximately $316,000, $320,000 and $164,000 for the years ended December 31, 2007, 2006 and 2005, respectively.

13. Employees’ Profit Sharing Plans

The Company participates in the same profit sharing plans as FNWL. These consist of two profit sharing plans providing for cash payments to all eligible employees. The two plans, the Cash Profit Sharing Plan and the Deferred Profit Sharing Plan, provide for a maximum aggregate expense of 15% of FGI consolidated annual pretax earnings, as adjusted. The Deferred Profit Sharing Plan, limited to 10% of the FGI pretax earnings, as adjusted, or 15% of the salary or wages paid or accrued to the eligible employees, provides for an annual contribution by FGI to a trust for eventual payment to employees as provided in the plan. The Cash Profit Sharing Plan provides for annual cash distributions to eligible employees if certain criteria are met. The Cash Profit Sharing Plan is limited to 5% of the FGI pretax earnings, as adjusted, or 5% of eligible employees’ salaries or wages paid or accrued. The Company’s liability and expense is included in the overhead and administrative charges paid to FNWL.

14. Related Parties

During 2007, 2006 and 2005, some of the Company’s personnel were employees of FNWL. Expenses are allocated to the Company for the utilization of FNWL employees and facilities as applicable. Expenses allocated to the Company from FNWL amounted to $7,418,000, $4,900,000, and $4,400,000 in 2007, 2006, and 2005, respectively.

The Company entered into a modified coinsurance agreement (“the Coinsurance Agreement” or “FNWL—Modco”) on December 1, 2003 with an affiliate, FNWL. Initially, the Company assumed all existing non-qualified deferred annuities, totaling approximately 36% of FNWL’s annuity business in-force as of December 1, 2003. In exchange, the Company paid an initial commission of $36,500,000. No portion of the assets constituting the consideration were transferred to the Company. Subsequent new issues of non-qualified deferred annuities are assumed by the Company under the Coinsurance Agreement. FNWL has a management and service agreement with the Company to provide services reasonably necessary pursuant to the Coinsurance Agreement.

As a result of the Coinsurance Agreement, the Company established a deferred commission expense asset. This balance consisted of the deferral of the initial ceding commission and other front-end fees related to the

32

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2007 and 2006

assumed block of business. This amount is amortized in relation to the present value of expected gross profits on the assumed block of business. Such amortization is in direct proportion to the amortization of deferred policy acquisition costs for a given policy form and is recorded as other income in the statements of income. As of December 31, 2007 and 2006, the deferred commission balance was approximately $42,547,000 and $49,212,000, respectively, and is included in the other assets and receivables line item on the balance sheet. The Company amortized approximately $8,679,000, $479,000 and ($4,644,000) into income for the years ended December 31, 2007, 2006 and 2005, respectively.

The Company’s modified coinsurance deposit receivable-related party contains an embedded derivative liability of approximately $26,334,000 and $25,727,000 at December 31, 2007 and 2006, respectively. The changes in fair value of this embedded derivative are recorded as modified coinsurance income from a related party in the Company’s statement of income, which resulted in losses of approximately $608,000, $8,918,000, and $21,442,000 for the years ended December 31, 2007, 2006, and 2005, respectively.

Since the underlying contracts in the Coinsurance Agreement are fixed annuity contracts, the Coinsurance Agreement does not transfer significant insurance risk under GAAP and is accounted for on a deposit method of accounting.

On November 17, 2006, the Company entered into the ZIC Agreement to cede the net amount at risk for GMDB and GRIB options related to the Company’s DESTINATIONS contracts. The Company paid an initial ceding premium of approximately $1,008,700,000 and interest of approximately $11,090,000 to complete the transaction in 2006. (See Note 3 for further details.)

Related party receivables and payables, consisting of reinsurance and other administrative fees, are settled each month. At December 31, 2007 and 2006, the Company reported the following amounts (other than income tax amounts) due from (to) related parties:

	2007	2006
	(in thousands of dollars)
FNWL—Modco	$700,634	$738,522
ZIC and subsidiaries	138	—

Receivable from related parties	$700,772	$738,522

FNWL—Modco	$(726,063)	$(768,232)
FNWL—Other	(623)	(428)
ZIC and subsidiaries	(197)	(1,679)
ZIBB	(17,725)	(16,272)

Payable to related parties	$(744,608)	$(786,611)

Net payable to related parties	$(43,836)	$(48,089)

The Company has no guarantees or undertakings for the benefit of an affiliate that would result in a material contingent exposure.

33

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The following Condensed Financial Information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. Each table shows the unit values under Contracts with a different combination of optional benefits, including the Guaranteed Retirement Income Benefit, which is no longer offered under new Contracts. In the table(s) below, no number is shown when there were no Accumulation Units outstanding at the end of the period. A zero (0) is shown when there were fewer than 1,000 Accumulation Units outstanding at the end of the period. Information for the least and most expensive combinations are shown in the Prospectus under the heading “Condensed Financial Information”.

Optional Benefits	Annual Expense
Guaranteed Minimum Death Benefit	0.15%
Earnings Based Death Benefit	0.20%
Guaranteed Retirement Income Benefit—10 year	0.30%
Guaranteed Retirement Income Benefit—7 year	0.40%

Additional Contract Options Elected (0.15%)

Guaranteed Minimum Death Benefit

(Separate Account Charges of 1.45% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.45%

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Alger Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$33.953	$63.974	$54.113	$52.208	$47.274	$45.462	$34.123	$51.663
Accumulation unit value at end of period	$49.390	$33.953	$63.974	$54.113	$52.208	$47.274	$45.462	$34.123
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$19.922	$48.534	$37.430	$34.475	$31.845	$28.58	$19.618	$28.248
Accumulation unit value at end of period	$29.791	$19.922	$48.534	$37.43	$34.475	$31.845	$28.58	$19.618
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$30.375	$57.711	$49.942	$42.214	$36.639	$31.888	$22.726	$31.252
Accumulation unit value at end of period	$43.567	$30.375	$57.711	$49.942	$42.214	$36.639	$31.888	$22.726
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	0
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$5.400	$8.376	$8.503	$7.367	$7.143	$6.414	$5.03	$6.329
Accumulation unit value at end of period	$6.286	$5.400	$8.376	$8.503	$7.367	$7.143	$6.414	$5.03
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	2	3	1	1
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$7.723	$10.700	$11.445	$9.785	$9.451	$8.386	$6.597	$7.659
Accumulation unit value at end of period	$9.125	$7.723	$10.700	$11.445	$9.785	$9.451	$8.386	$6.597
Number of accumulation units outstanding at end of period (000’s omitted)	8	9	9	9	9	8	6	6
Credit Suisse Trust International Equity Flex III Subaccount
Accumulation unit value at beginning of period*	$11.776	$26.433	$20.719	$15.861	$12.577	$10.214	$7.252	$8.32
Accumulation unit value at end of period	$17.599	$11.776	$26.433	$20.719	$15.861	$12.577	$10.214	$7.252
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$9.486	$16.160	$16.172	$15.236	$14.189	$12.602	$10	N/A
Accumulation unit value at end of period	$12.654	$9.486	$16.160	$16.172	$15.236	$14.189	$12.602	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$18.491	$28.608	$26.929	$20.016	$24.493	$23.396	$18.836	$26.895
Accumulation unit value at end of period	$24.380	$18.491	$28.608	$26.929	$25.016	$24.493	$23.396	$18.836
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	$17.218	$15.744	$15.848	$13.605	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	$17.218	$15.744	$15.848	$13.605	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.356	$8.967	$8.733	$8.46	$8.365	$8.053	$7.776	$7.328
Accumulation unit value at end of period	$7.981	$7.356	$8.967	$8.733	$8.46	$8.365	$8.053	$7.776
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	0	0
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$16.000	$24.220	$21.825	$20.401	$18.995	$17.846	$14.268	$20.441
Accumulation unit value at end of period	$20.009	$16.000	$24.220	$21.825	$20.401	$18.995	$17.846	$14.268
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$7.572	$12.452	$12.465	$11.129	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$10.012	$7.572	$12.452	$12.465	$11.129	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$10.142	$19.868	$17.591	$14.173	$12.377	$10.776	$8.557	$10.635
Accumulation unit value at end of period	$13.347	$10.142	$19.868	$17.591	$14.173	$12.377	$10.776	$8.557
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$6.024	$8.410	$8.139	$7.489	$7.285	$6.921	$5.953	$7.12
Accumulation unit value at end of period	$7.329	$6.024	$8.410	$8.139	$7.489	$7.285	$6.921	$5.953
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	1	0	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.239	$1.558	$1.517	$1.476	$1.465	$1.422	$1.372	$1.289
Accumulation unit value at end of period	$1.315	$1.239	$1.558	$1.517	$1.476	$1.465	$1.422	$1.372
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	1	0
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$1.746	$2.661	$2.620	$2.125	$1.955	$1.574	$1.124	$1.287
Accumulation unit value at end of period	$2.233	$1.746	$2.661	$2.62	$2.125	$1.955	$1.574	$1.124
Number of accumulation units outstanding at end of period (000’s omitted)	33	33	30	30	30	24	10	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.529	$2.445	$2.341	$2.28	$2.255	$2.205	$2.188	$2.054
Accumulation unit value at end of period	$2.694	$2.529	$2.445	$2.341	$2.28	$2.255	$2.205	$2.188
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	27	28	47	43
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$6.210	$8.282	$8.323	$7.643	$7.464	$6.736	$5.483	$5.58
Accumulation unit value at end of period	$8.568	$6.210	$8.282	$8.323	$7.643	$7.464	$6.736	$5.483
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	0

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.597	$3.165	$2.751	$2.223	$1.969	$1.69	$1.32	$1.548
Accumulation unit value at end of period	$2.036	$1.597	$3.165	$2.751	$2.223	$1.969	$0.69	$1.32
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.711	$2.729	$2.447	$2.151	$2.14	$1.972	$0.509	$1.801
Accumulation unit value at end of period	$2.114	$1.711	$2.729	$2.447	$2.151	$2.14	$1.972	$1.509
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	2	3	2	3	2	2
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.843	$2.810	$2.716	$2.632	$2.597	$2.611	$2.63	$2.632
Accumulation unit value at end of period	$2.812	$2.843	$2.810	$2.716	$2.632	$2.597	$2.611	$2.63
Number of accumulation units outstanding at end of period (000’s omitted)	16	16	17	18	18	25	32	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.143	$2.296	$2.194	$2.114	$2.003	$1.83	$1.397	$2.13
Accumulation unit value at end of period	$1.584	$1.143	$2.296	$2.194	$2.114	$2.003	$1.83	$1.397
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	1	2	2
DWS Technology VIP (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.518	$0.977	$0.867	$0.873	$0.854	$0.85	$1.397	$0.926
Accumulation unit value at end of period	$0.819	$0.518	$0.977	$0.867	$0.873	$0.854	$0.85	$1.397
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	5	5	5	2	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$21.095	$30.023	$26.372	$24.929	$24.306	$23.381	$20.106	$22.348
Accumulation unit value at end of period	$26.847	$21.095	$30.023	$26.372	$24.929	$24.306	$23.381	$20.106
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	—	1	1	1	1
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$27.138	$47.894	$41.322	$37.523	$32.552	$28.599	$22.585	$25.276
Accumulation unit value at end of period	$36.302	$27.138	$47.894	$41.322	$37.523	$32.552	$28.599	$22.585
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$24.752	$43.791	$43.759	$36.934	$35.392	$32.194	$25.06	$30.612
Accumulation unit value at end of period	$31.769	$24.752	$43.791	$43.759	$36.934	$35.392	$32.194	$25.06
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$33.036	$63.439	$50.694	$48.13	$46.15	$45.291	$34.586	$50.202
Accumulation unit value at end of period	$41.775	$33.036	$63.439	$50.694	$48.13	$46.15	$45.291	$34.586
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	0	0

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$108.995	$175.516	$168.889	$148.045	$143.274	$131.408	$103.818	$135.465
Accumulation unit value at end of period	$136.023	$108.995	$175.516	$168.889	$148.045	$143.274	$131.408	$103.818
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$10.799	$15.029	$15.669	$13.572	$13.312	$12.167	$10	N/A
Accumulation unit value at end of period	$12.491	$10.799	$15.029	$15.669	$13.572	$13.312	$12.167	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	1	0	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$12.655	$19.167	$19.921	$17.275	$16.112	$13.21	$10	N/A
Accumulation unit value at end of period	$16.111	$12.655	$19.167	$19.921	$17.275	$16.112	$13.21	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	1	0	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.487	$13.128	$12.576	$11.787	$11.785	$10.89	$10	N/A
Accumulation unit value at end of period	$14.238	$11.487	$13.128	$12.576	$11.787	$11.785	$10.89	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.752	$11.081	$10.546	$10.285	$10.189	$9.99	$10	N/A
Accumulation unit value at end of period	$11.942	$11.752	$11.081	$10.546	$10.285	$10.189	$9.99	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	2	0	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.688	$11.058	$10.349	$10.254	$10.266	$9.971	$10	N/A
Accumulation unit value at end of period	$11.539	$11.688	$11.058	$10.349	$10.254	$10.266	$9.971	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	2	0	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$15.563	$22.068	$20.018	$16.503	$14.436	$12.392	$10	N/A
Accumulation unit value at end of period	$18.917	$15.563	$22.068	$20.018	$16.503	$14.436	$12.392	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	7	6	6	5	5	4	2	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$10.699	$17.260	$16.922	$14.502	$13.307	$11.986	$10	N/A
Accumulation unit value at end of period	$13.294	$10.699	$17.260	$16.922	$14.502	$13.307	$11.986	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	6	6	5	—	4	3	2	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$16.698	$35.819	$28.219	$22.349	$17.792	$14.474	$10	N/A
Accumulation unit value at end of period	$28.408	$16.698	$35.819	$28.219	$22.349	$17.792	$14.474	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$12.958	$26.912	$19.671	$14.653	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$21.970	$12.958	$26.912	$19.671	$14.653	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$8.129	$6.776	$4.67	$5.225
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	$8.129	$6.776	$4.67
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	0	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	$30.215	$25.18	$17.881	$16.102	$12.515	$12.968
Accumulation unit value at end of period	N/A	N/A	N/A	$30.215	$25.18	$17.881	$16.102	$12.515
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	0	0	—
ING VP Global Resources Trust Subaccount
Accumulation unit value at beginning of period*	$8.270	$14.221	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.210	$8.270	$14.221	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$4.806	$12.023	$15.682	$13.663	$13.087	$12.217	$10	N/A
Accumulation unit value at end of period	$6.037	$4.806	$12.023	$15.682	$13.663	$13.087	$12.217	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period**	$10.767	$15.303	$13.881	$13.381	$12.552	$11.838	$10	N/A
Accumulation unit value at end of period	$13.550	$10.767	$15.303	$13.881	$13.381	$12.552	$11.838	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$14.155	$25.943	$27.865	$19.823	$17.604	$13.076	$10	N/A
Accumulation unit value at end of period	$18.351	$14.155	$25.943	$27.865	$19.823	$17.604	$13.076	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$16.088	$24.128	$20.291	$16.407	$14.246	$11.698	$10	N/A
Accumulation unit value at end of period	$18.226	$16.088	$24.128	$20.291	$16.407	$14.246	$11.698	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$8.336	$13.469	$13.002	$11.428	$11.099	$10.244	N/A	N/A
Accumulation unit value at end of period	$10.39	$8.336	$13.469	$13.002	$11.428	$11.099	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$8.705	$13.545	$12.442	$10.867	$10.774	$10.055	N/A	N/A
Accumulation unit value at end of period	$11.471	$8.705	$13.545	$12.442	$10.867	$10.774	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	N/A	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$8.6.35	$15.585	$13.487	$12.283	$11.216	$10.401	N/A	N/A
Accumulation unit value at end of period	$12.176	$8.6.35	$15.585	$13.487	$12.283	$11.216	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$9.067	$15.034	$14.828	$13.181	$11.42	$10.096	N/A	N/A
Accumulation unit value at end of period	$12.124	$9.067	$15.034	$14.828	$13.181	$11.42	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period***	$9.077	$14.273	$14.350	$12.472	$11.528	$10.277	N/A	N/A
Accumulation unit value at end of period	$11.443	$9.077	$14.273	$14.35	$12.472	$11.528	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$16.820	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$15.214	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$12.648	$21.880	$20.304	$16.878	$15.468	$13.257	$10	N/A
Accumulation unit value at end of period	N/A	$12.648	$21.880	$20.304	$16.878	$15.468	$13.257	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	0	N/A
JPMorgan MidCap Value Subaccount
Accumulation unit value at beginning of period**	$12.109	$18.393	$18.214	$15.814	$14.69	$12.311	$10	N/A
Accumulation unit value at end of period	N/A	$12.109	$18.393	$18.214	$15.814	$14.69	$12.311	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$12.592	$18.782	$20.202	$17.82	$17.48	$13.945	$10.404	$13.472
Accumulation unit value at end of period	N/A	$12.592	$18.782	$20.202	$17.82	$17.48	$13.945	$10.404
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	0
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.685	$38.195	$35.058	$32.122	$30.186	$28.219	$25.101	$27.22
Accumulation unit value at end of period	$39.318	$31.685	$38.195	$35.058	$32.122	$30.186	$28.219	$25.101
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	3	3	2	3
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period*	$16.998	$28.609	$25.219	$22.971	$22.345	$21.69	$16.704	$23.059
Accumulation unit value at end of period	$22.846	$16.998	$28.609	$25.219	$22.971	$22.345	$21.69	$16.704
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period*	$22.405	$40.389	$33.577	$29.982	$27.082	$22.755	$17.087	$24.055
Accumulation unit value at end of period	$31.984	$22.405	$40.389	$33.577	$29.982	$27.082	$22.755	$17.087
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	0
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.341	$20.178	$19.103	$16.842	$15.532	$13.377	$10	N/A
Accumulation unit value at end of period	$18.790	$14.341	$20.178	$19.103	$16.842	$15.532	$13.377	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$11.19	$17.716	$19.144	$15.936	$15.63	$13.43	$10	N/A
Accumulation unit value at end of period	N/A	$11.190	$17.716	$19.144	$15.936	$15.63	$13.43	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	—	N/A
Janus Aspen Worldwide Subaccount
Accumulation unit value at beginning of period*	$20.551	$37.676	$34.868	$29.925	$28.676	$27.766	$22.718	$30.937
Accumulation unit value at end of period	$27.894	$20.551	$37.676	$34.868	$29.925	$28.676	$27.766	$22.718
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$8.532	$15.930	$14.195	$13.373	$12.937	$12.311	$10	N/A
Accumulation unit value at end of period	$12.124	$8.532	$15.930	$14.195	$13.373	$12.937	$12.311	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	1	—	1	0	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$13.256	$22.538	$21.556	$18.632	$16.572	$14.143	$10	N/A
Accumulation unit value at end of period	$18.209	$13.256	$22.538	$21.556	$18.632	$16.572	$14.143	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$2.660	$12.595	$12.839	$11.924	$11.859	$11.065	$10	N/A
Accumulation unit value at end of period	$3.302	$2.660	$12.595	$12.839	$11.924	$11.859	$11.065	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$9.528	$15.751	$15.343	$13.563	$13.013	$12.096	$10	N/A
Accumulation unit value at end of period	$12.022	$9.528	$15.751	$15.343	$13.563	$13.013	$12.096	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	—	—	1	1	0	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$11.693	$19.135	$19.688	$17.419	$16.106	$13.711	$10	N/A
Accumulation unit value at end of period	$15.777	$11.693	$19.135	$19.688	$17.419	$16.106	$13.711	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	0	N/A
Oppenheimer Small- & Mid-Cap Subaccount (formerly Oppenheimer MidCap Growth Subaccount)
Accumulation unit value at beginning of period**	$8.262	$16.504	$15.791	$15.599	$14.131	$12.004	$10	N/A
Accumulation unit value at end of period	$10.771	$8.262	$16.504	$15.791	$15.599	$14.131	$12.004	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$11.229	$13.322	$12.338	$11.672	$11.554	$10.81	$10	N/A
Accumulation unit value at end of period	$13.107	$11.229	$13.322	$12.338	$11.672	$11.554	$10.81	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	1	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$5.103	$4.924	$4.005	$5.756
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$5.103	$4.924	$4.005
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$1.614	$1.471	$1.125	$1.539
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$1.614	$1.471	$1.125
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	0	—	—

Additional Contract Options Elected (0.15%)

Guaranteed Minimum Death Benefit

(Separate Account Charges of 1.45% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.45%

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Alger Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$33.953	$63.974	$54.113	$52.208	$47.274	$45.462	$34.123	$51.663
Accumulation unit value at end of period	$49.390	$33.953	$63.974	$54.113	$52.208	$47.274	$45.462	$34.123
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$19.922	$48.534	$37.430	$34.475	$31.845	$28.58	$19.618	$28.248
Accumulation unit value at end of period	$29.791	$19.922	$48.534	$37.43	$34.475	$31.845	$28.58	$19.618
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$30.375	$57.711	$49.942	$42.214	$36.639	$31.888	$22.726	$31.252
Accumulation unit value at end of period	$43.567	$30.375	$57.711	$49.942	$42.214	$36.639	$31.888	$22.726
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	0
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$5.400	$8.376	$8.503	$7.367	$7.143	$6.414	$5.03	$6.329
Accumulation unit value at end of period	$6.286	$5.400	$8.376	$8.503	$7.367	$7.143	$6.414	$5.03
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	1	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$7.723	$10.700	$11.445	$9.785	$9.451	$8.386	$6.597	$7.659
Accumulation unit value at end of period	$9.125	$7.723	$10.700	$11.445	$9.785	$9.451	$8.386	$6.597
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Credit Suisse Trust International Equity Flex III Subaccount
Accumulation unit value at beginning of period*	$11.776	$26.433	$20.719	$15.861	$12.577	$10.214	$7.252	$8.32
Accumulation unit value at end of period	$17.599	$11.776	$26.433	$20.719	$15.861	$12.577	$10.214	$7.252
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	1	1	1
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$9.486	$16.160	$16.172	$15.236	$14.189	$12.602	$10	N/A
Accumulation unit value at end of period	$12.654	$9.486	$16.160	$16.172	$15.236	$14.189	$12.602	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$18.491	$28.608	$26.929	$25.016	$24.493	$23.396	$18.836	$26.895
Accumulation unit value at end of period	$24.380	$18.491	$28.608	$26.929	$25.016	$24.493	$23.396	$18.836
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	$17.218	$17.218	$17.218	$15.744	$15.848	$13.605	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	$17.218	$15.744	$15.848	$13.605	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.356	$8.967	$8.733	$8.46	$8.365	$8.053	$7.776	$7.328
Accumulation unit value at end of period	$7.981	$7.356	$8.967	$8.733	$8.46	$8.365	$8.053	$7.776
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	1
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$16.000	$24.220	$21.825	$20.401	$18.995	$17.846	$14.268	$20.441
Accumulation unit value at end of period	$20.009	$16.000	$24.220	$21.825	$20.401	$18.995	$17.846	$14.268
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$7.572	$12.452	$12.465	$11.129	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$10.012	$7.572	$12.452	$12.465	$11.129	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$10.142	$19.868	$17.591	$14.173	$12.377	$10.776	$8.557	$10.635
Accumulation unit value at end of period	$13.347	$10.142	$19.868	$17.591	$14.173	$12.377	$10.776	$8.557
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	1
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$5.613	$7.836	$7.583	$6.978	$6.787	$6.448	$5.547	$6.634
Accumulation unit value at end of period	$6.829	$5.613	$7.836	$7.583	$6.978	$6.787	$6.448	$5.547
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.239	$1.558	$1.517	$1.476	$1.465	$1.422	$1.372	$1.289
Accumulation unit value at end of period	$1.315	$1.239	$1.558	$1.517	$1.476	$1.465	$1.422	$1.372
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$1.746	$2.661	$2.620	$2.125	$1.955	$1.574	$1.124	$1.287
Accumulation unit value at end of period	$2.233	$1.746	$2.661	$2.62	$2.125	$1.955	$1.574	$1.124
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	7	7	7	11
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.529	$2.445	$2.341	$2.28	$2.255	$2.205	$2.188	$2.054
Accumulation unit value at end of period	$2.694	$2.529	$2.445	$2.341	$2.28	$2.255	$2.205	$2.188
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$6.049	$8.068	$8.108	$7.446	$7.271	$6.562	$5.342	$5.436
Accumulation unit value at end of period	$8.347	$6.049	$8.068	$8.108	$7.446	$7.271	$6.562	$5.342
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	1	1	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.597	$3.165	$2.751	$2.223	$1.969	$1.69	$1.32	$1.548
Accumulation unit value at end of period	$2.036	$1.597	$3.165	$2.751	$2.223	$1.969	$1.69	$1.32
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.711	$2.729	$2.447	$2.151	$2.14	$1.972	$1.509	$1.801
Accumulation unit value at end of period	$2.114	$1.711	$2.729	$2.447	$2.151	$2.14	$1.972	$1.509
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	1	0
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.843	$2.810	$2.716	$2.632	$2.597	$2.611	$2.63	$2.632
Accumulation unit value at end of period	$2.812	$2.843	$2.810	$2.716	$2.632	$2.597	$2.611	$2.63
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.143	$2.296	$2.194	$2.114	$2.003	$1.83	$1.397	$2.13
Accumulation unit value at end of period	$1.584	$1.143	$2.296	$2.194	$2.114	$2.003	$1.83	$1.397
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.518	$0.977	$0.867	$0.873	$0.854	$0.85	$0.588	$0.926
Accumulation unit value at end of period	$0.819	$0.518	$0.977	$0.867	$0.873	$0.854	$0.85	$0.588
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$21.095	$30.023	$26.372	$24.929	$24.306	$23.381	$20.106	$22.348
Accumulation unit value at end of period	$26.847	$21.095	$30.023	$26.372	$24.929	$24.306	$23.381	$20.106
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$27.138	$47.894	$41.322	$37.523	$32.552	$28.599	$22.585	$25.276
Accumulation unit value at end of period	$36.302	$27.138	$47.894	$41.322	$37.523	$32.552	$28.599	$22.585
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	1	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$24.752	$43.791	$43.759	$36.934	$35.392	$32.194	$25.06	$30.612
Accumulation unit value at end of period	$31.769	$24.752	$43.791	$43.759	$36.934	$35.392	$32.194	$25.06
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$33.036	$63.439	$50.694	$48.15	$46.15	$45.291	$34.586	$50.202
Accumulation unit value at end of period	$41.775	$33.036	$63.439	$50.694	$48.13	$46.15	$45.291	$34.586
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$24.752	$43.791	$43.759	$36.934	$35.392	$32.194	$25.06	$30.612
Accumulation unit value at end of period	$31.769	$24.752	$43.791	$43.759	$36.934	$35.392	$32.194	$25.06
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$33.036	$63.439	$50.694	$48.15	$46.15	$45.291	$34.586	$50.202
Accumulation unit value at end of period	$41.775	$33.036	$63.439	$50.694	$48.13	$46.15	$45.291	$34.586
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$108.995	$175.516	$168.889	$148.045	$143.274	$131.408	$103.818	$135.465
Accumulation unit value at end of period	$136.023	$108.995	$175.516	$168.889	$148.045	$143.274	$131.408	$103.818
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$10.799	$15.029	$15.669	$13.572	$13.312	$12.167	$10	N/A
Accumulation unit value at end of period	$12.491	$10.799	$15.029	$15.669	$13.572	$13.312	$12.167	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$12.655	$19.167	$19.921	$17.275	$16.112	$13.21	$10	N/A
Accumulation unit value at end of period	$16.111	$12.655	$19.167	$19.921	$17.275	$16.112	$13.21	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.487	$13.128	$12.576	$11.787	$11.785	$10.89	$10	N/A
Accumulation unit value at end of period	$14.238	$11.487	$13.128	$12.576	$11.787	$11.785	$10.89	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.752	$11.081	$10.546	$10.285	$10.189	$9.99	$10	N/A
Accumulation unit value at end of period	$11.942	$11.752	$11.081	$10.546	$10.285	$10.189	$9.99	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.688	$11.058	$10.349	$10.254	$10.266	$9.971	$10	N/A
Accumulation unit value at end of period	$11.539	$11.688	$11.058	$10.349	$10.254	$10.266	$9.971	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$15.563	$22.068	$20.018	$16.503	$14.436	$12.392	$10	N/A
Accumulation unit value at end of period	$18.917	$15.563	$22.068	$20.018	$16.503	$14.436	$12.392	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$10.699	$17.260	$16.922	$14.502	$13.307	$11.986	$10	N/A
Accumulation unit value at end of period	$13.294	$10.699	$17.260	$16.922	$14.502	$13.307	$11.986	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$16.698	$35.819	$28.219	$22.349	$17.792	$14.474	$10	N/A
Accumulation unit value at end of period	$28.408	$16.698	$35.819	$28.219	$22.349	$17.792	$14.474	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$12.958	$26.912	$19.671	$14.653	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$21.970	$12.958	$26.912	$19.671	$14.653	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$8.129	$6.776	$4.67	$5.225
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	$8.129	$6.776	$4.67
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	1	1	1
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	$30.215	$25.18	$17.881	$16.102	$12.515	$12.968
Accumulation unit value at end of period	N/A	N/A	N/A	$30.215	$25.18	$17.881	$16.102	$12.515
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	0
ING VP Global Resources Trust Subaccount
Accumulation unit value at beginning of period*	$8.270	$14.221	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.210	$8.270	$14.221	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$4.806	$12.023	$15.682	$13.663	$13.087	$12.217	$10	N/A
Accumulation unit value at end of period	$6.037	$4.806	$12.023	$15.682	$13.663	$13.087	$12.217	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period**	$10.767	$15.303	$13.881	$13.381	$12.552	$11.838	$10	N/A
Accumulation unit value at end of period	$13.550	$10.767	$15.303	$13.881	$13.381	$12.552	$11.838	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$14.155	$25.943	$27.865	$19.823	$17.604	$13.076	$10	N/A
Accumulation unit value at end of period	$18.351	$14.155	$25.943	$27.865	$19.823	$17.604	$13.076	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$16.088	$24.128	$20.291	$16.407	$14.246	$11.698	$10	N/A
Accumulation unit value at end of period	$18.226	$16.088	$24.128	$20.291	$16.407	$14.246	$11.698	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$8.336	$13.469	$13.002	$11.428	$11.099	$10.244	N/A	N/A
Accumulation unit value at end of period	$10.390	$8.336	$13.469	$13.002	$11.428	$11.099	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$8.705	$13.545	$12.442	$10.867	$10.774	$10.055	N/A	N/A
Accumulation unit value at end of period	$11.471	$8.705	$13.545	$12.442	$10.867	$10.774	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$8.635	$15.585	$13.487	$12.283	$11.216	$10.401	N/A	N/A
Accumulation unit value at end of period	$12.176	$8.635	$15.585	$13.487	$12.283	$11.216	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$9.067	$15.034	$14.828	$13.181	$11.42	$10.096	N/A	N/A
Accumulation unit value at end of period	$12.124	$9.067	$15.034	$14.828	$13.181	$11.42	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period***	$9.077	$14.273	$14.350	$12.472	$11.528	$10.277	N/A	N/A
Accumulation unit value at end of period	$11.443	$9.077	$14.273	$14.35	$12.472	$11.528	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$16.820	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$15.214	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$12.648	$21.880	$20.304	$16.878	$15.468	$13.257	$10	N/A
Accumulation unit value at end of period	N/A	$12.648	$21.880	$20.304	$16.878	$15.468	$13.257	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$12.109	$18.393	$18.214	$15.814	$14.69	$12.311	$10	N/A
Accumulation unit value at end of period	N/A	$12.109	$18.393	$18.214	$15.814	$14.69	$12.311	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$12.592	$18.782	$20.202	$17.82	$17.48	$13.945	$10.404	$13.472
Accumulation unit value at end of period	N/A	$12.592	$18.782	$20.202	$17.82	$17.48	$13.945	$10.404
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.685	$38.195	$35.058	$32.122	$30.186	$28.219	$25.101	$27.22
Accumulation unit value at end of period	$39.318	$31.685	$38.195	$35.058	$32.122	$30.186	$28.219	$25.101
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period*	$16.998	$28.609	$25.219	$22.971	$22.345	$21.69	$16.704	$23.059
Accumulation unit value at end of period	$22.846	$16.998	$28.609	$25.219	$22.971	$22.345	$21.69	$16.704
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	1	1	—
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period*	$22.405	$40.389	$33.577	$29.982	$27.082	$22.755	$17.087	$24.055
Accumulation unit value at end of period	$31.984	$22.405	$40.389	$33.577	$29.982	$27.082	$22.755	$17.087
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.341	$20.178	$19.103	$16.842	$15.532	$13.377	$10	N/A
Accumulation unit value at end of period	$18.790	$14.341	$20.178	$19.103	$16.842	$15.532	$13.377	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$11.190	$17.716	$19.144	$15.936	$15.63	$13.43	$10	N/A
Accumulation unit value at end of period	N/A	$11.190	$17.716	$19.144	$15.936	$15.63	$13.43	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Janus Aspen Worldwide Subaccount
Accumulation unit value at beginning of period*	$20.551	$37.676	$34.868	$29.925	$28.676	$27.766	$22.718	$30.937
Accumulation unit value at end of period	$27.894	$20.551	$37.676	$34.868	$29.925	$28.676	$27.766	$22.718
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	0
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$8.532	$15.930	$14.195	$13.373	$12.937	$12.311	$10	N/A
Accumulation unit value at end of period	$12.124	$8.532	$15.930	$14.195	$13.373	$12.937	$12.311	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$13.256	$22.538	$21.556	$18.632	$16.572	$14.143	$10	N/A
Accumulation unit value at end of period	$18.209	$13.256	$22.538	$21.556	$18.632	$16.572	$14.143	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	1	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$2.660	$12.595	$12.839	$11.924	$11.859	$11.065	$10	N/A
Accumulation unit value at end of period	$3.302	$2.660	$12.595	$12.839	$11.924	$11.859	$11.065	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$9.528	$15.751	$15.343	$13.563	$13.013	$12.096	$10	N/A
Accumulation unit value at end of period	$12.022	$9.528	$15.751	$15.343	$13.563	$13.013	$12.096	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$11.693	$19.135	$19.688	$17.419	$16.106	$13.711	$10	N/A
Accumulation unit value at end of period	$15.777	$11.693	$19.135	$19.688	$17.419	$16.106	$13.711	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Oppenheimer Small- & Mid-Cap Growth Subaccount (formerly Oppenheimer MidCap Growth Subaccount)
Accumulation unit value at beginning of period**	$8.262	$16.504	$15.791	$15.599	$14.131	$12.004	$10	N/A
Accumulation unit value at end of period	$10.771	$8.262	$16.504	$15.791	$15.599	$14.131	$12.004	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$11.229	$13.322	$12.338	$11.672	$11.554	$10.81	$10	N/A
Accumulation unit value at end of period	$13.107	$11.229	$13.322	$12.338	$11.672	$11.554	$10.81	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$5.095	$4.916	$3.999	$5.748
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$5.095	$4.916	$3.999
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$1.614	$1.471	$1.125	$1.539
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$1.614	$1.471	$1.125
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—

Additional Contract Options Elected (0.30%)

Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.60% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.60%

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Alger Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$33.591	$63.385	$53.695	$51.88	$47.046	$45.311	$34.059	$51.643
Accumulation unit value at end of period	$48.790	$33.591	$63.385	$53.695	$51.88	$47.046	$45.311	$34.059
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$19.709	$48.088	$37.140	$34.259	$31.692	$28.485	$19.581	$28.237
Accumulation unit value at end of period	$29.429	$19.709	$48.088	$37.14	$34.259	$31.692	$28.485	$19.581
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$30.051	$57.180	$49.555	$41.949	$36.463	$31.781	$22.684	$31.24
Accumulation unit value at end of period	$43.038	$30.051	$57.180	$49.555	$41.949	$36.463	$31.781	$22.684
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$5.343	$8.298	$8.438	$7.321	$7.109	$6.392	$5.021	$6.327
Accumulation unit value at end of period	$6.210	$5.343	$8.298	$8.438	$7.321	$7.109	$6.392	$5.021
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$7.641	$10.602	$11.356	$9.723	$9.405	$8.358	$6.585	$7.656
Accumulation unit value at end of period	$9.014	$7.641	$10.602	$11.356	$9.723	$9.405	$8.358	$6.585
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Credit Suisse Trust International Equity Flex III Subaccount
Accumulation unit value at beginning of period*	$11.650	$26.190	$20.559	$15.762	$12.517	$10.18	$7.239	$8.316
Accumulation unit value at end of period	$17.385	$11.650	$26.190	$20.559	$15.762	$12.517	$10.18	$7.239
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$9.407	$16.049	$16.084	$15.176	$14.154	$12.589	$10	N/A
Accumulation unit value at end of period	$12.530	$9.407	$16.049	$16.084	$15.176	$14.154	$12.589	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$18.294	$28.345	$26.720	$24.859	$24.375	$23.318	$18.801	$26.885
Accumulation unit value at end of period	$24.084	$18.294	$28.345	$26.72	$24.859	$24.375	$23.318	$18.801
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	$17.125	$15.682	$15.809	$13.592	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	$17.125	$15.682	$15.809	$13.592	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.278	$8.884	$8.665	$8.407	$8.324	$8.026	$7.762	$7.325
Accumulation unit value at end of period	$7.884	$7.278	$8.884	$8.665	$8.407	$8.324	$8.026	$7.762
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$15.529	$23.997	$21.657	$20.273	$18.903	$17.786	$14.241	$20.433
Accumulation unit value at end of period	$19.766	$15.529	$23.997	$21.657	$20.273	$18.903	$17.786	$14.241
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$7.531	$12.403	$12.434	$11.118	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$9.943	$7.531	$12.403	$12.434	$11.118	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$10.033	$19.685	$17.455	$14.084	$12.318	$10.74	$8.541	$10.631
Accumulation unit value at end of period	$13.185	$10.033	$19.685	$17.455	$14.084	$12.318	$10.74	$8.541
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$5.960	$8.333	$8.076	$7.442	$7.25	$6.898	$5.942	$7.117
Accumulation unit value at end of period	$7.240	$5.960	$8.333	$8.076	$7.442	$7.25	$6.898	$5.942
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.225	$1.543	$1.505	$1.467	$1.458	$1.417	$1.369	$1.288
Accumulation unit value at end of period	$1.299	$1.225	$1.543	$1.505	$1.467	$1.458	$1.417	$1.369
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$1.728	$2.637	$2.599	$2.112	$1.946	$1.569	$1.122	$1.286
Accumulation unit value at end of period	$2.206	$1.728	$2.637	$2.599	$2.112	$1.946	$1.569	$1.122
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.502	$2.422	$2.323	$2.266	$2.244	$2.198	$2.184	$2.053
Accumulation unit value at end of period	$2.661	$2.502	$2.422	$2.323	$2.266	$2.244	$2.198	$2.184
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$6.143	$8.206	$8.259	$7.595	$7.428	$6.714	$5.473	$5.578
Accumulation unit value at end of period	$8.464	$6.143	$8.206	$8.259	$7.595	$7.428	$6.714	$5.473
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.580	$3.136	$2.730	$2.209	$1.96	$1.684	$1.318	$1.548
Accumulation unit value at end of period	$2.012	$1.580	$3.136	$2.73	$2.209	$1.96	$1.684	$1.318
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.693	$2.704	$2.428	$2.137	$2.13	$1.966	$1.506	$1.8
Accumulation unit value at end of period	$2.089	$1.693	$2.704	$2.428	$2.137	$2.13	$1.966	$1.506
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.812	$2.784	$2.695	$2.616	$2.585	$2.603	$2.625	$2.631
Accumulation unit value at end of period	$2.777	$2.812	$2.784	$2.695	$2.616	$2.585	$2.603	$2.625
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.131	$2.275	$2.177	$2.101	$1.993	$1.824	$1.394	$2.129
Accumulation unit value at end of period	$1.565	$1.131	$2.275	$2.177	$2.101	$1.993	$1.824	$1.394
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.512	$0.968	$0.861	$0.868	$0.85	$0.847	$0.587	$0.925
Accumulation unit value at end of period	$0.809	$0.512	$0.968	$0.861	$0.868	$0.85	$0.847	$0.587
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$20.869	$29.746	$26.168	$24.773	$24.19	$23.303	$20.069	$22.34
Accumulation unit value at end of period	$26.521	$20.869	$29.746	$26.168	$24.773	$24.19	$23.303	$20.069
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$26.848	$47.453	$41.003	$37.288	$32.396	$28.504	$22.543	$25.266
Accumulation unit value at end of period	$35.862	$26.848	$47.453	$41.003	$37.288	$32.396	$28.504	$22.543
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$24.488	$43.387	$43.421	$36.702	$5.222	$32.087	$25.013	$30.6
Accumulation unit value at end of period	$31.383	$24.488	$43.387	$43.421	$36.702	$35.222	$32.087	$25.013
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$32.684	$62.855	$50.302	$47.829	$45.928	$45.14	$34.522	$50.183
Accumulation unit value at end of period	$41.268	$32.684	$62.855	$50.302	$47.829	$45.928	$45.14	$34.522
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$107.832	$173.900	$167.582	$147.116	$142.585	$130.97	$103.625	$135.413
Accumulation unit value at end of period	$134.372	$107.832	$173.900	$167.582	$147.116	$142.585	$130.97	$103.625
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$10.709	$14.926	$15.585	$13.519	$13.279	$12.155	$10	N/A
Accumulation unit value at end of period	$12.369	$10.709	$14.926	$15.585	$13.519	$13.279	$12.155	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$12.549	$19.035	$19.813	$17.207	$16.073	$13.197	$10	N/A
Accumulation unit value at end of period	$15.953	$12.549	$19.035	$19.813	$17.207	$16.073	$13.197	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.391	$13.038	$12.508	$11.74	$11.756	$10.879	$10	N/A
Accumulation unit value at end of period	$14.098	$11.391	$13.038	$12.508	$11.74	$11.756	$10.879	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.645	$11.005	$10.489	$10.245	$10.164	$9.98	$10	N/A
Accumulation unit value at end of period	$11.825	$11.645	$11.005	$10.489	$10.245	$10.164	$9.98	N /A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.591	$10.982	$10.293	$10.213	$10.241	$9.961	$10	N/A
Accumulation unit value at end of period	$11.426	$11.591	$10.982	$10.293	$10.213	$10.241	$9.961	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$15.433	$21.916	$19.910	$16.438	$14.401	$12.379	$10	N/A
Accumulation unit value at end of period	$18.731	$15.433	$21.916	$19.91	$16.438	$14.401	$12.379	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$10.610	$17.141	$16.831	$14.445	$13.274	$11.974	$10	N/A
Accumulation unit value at end of period	$13.163	$10.610	$17.141	$16.831	$14.445	$13.274	$11.974	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$16.559	$35.573	$28.066	$22.261	$17.748	$14.46	$10	N/A
Accumulation unit value at end of period	$28.129	$16.559	$35.573	$28.066	$22.261	$17.748	$14.46	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$12.899	$26.830	$19.639	$14.652	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$21.838	$12.899	$26.830	$19.639	$14.652	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$8.089	$6.753	$4.661	$5.223
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	$8.089	$6.753	$4.661
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	$29.981	$25.022	$17.795	$16.048	$12.491	$12.963
Accumulation unit value at end of period	N/A	N/A	N/A	$29.981	$25.022	$17.795	$16.048	$12.491
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	—
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$8.246	$14.201	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.161	$8.246	$14.201	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$4.766	$11.940	$15.598	$13.609	$13.055	$12.205	$10	N/A
Accumulation unit value at end of period	$5.977	$4.766	$11.940	$15.598	$13.609	$13.055	$12.205	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period**	$10.677	$15.198	$13.806	$13.328	$12.521	$11.826	$10	N/A
Accumulation unit value at end of period	$13.417	$10.677	$15.198	$13.806	$13.328	$12.521	$11.826	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$14.037	$25.765	$27.715	$19.745	$17.561	$13.063	$10	N/A
Accumulation unit value at end of period	$18.171	$14.037	$25.765	$27.715	$19.745	$17.561	$13.063	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$15.954	$23.963	$20.182	$16.343	$14.211	$11.686	$10	N/A
Accumulation unit value at end of period	$18.047	$15.954	$23.963	$20.182	$16.343	$14.211	$11.686	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$8.274	$13.388	$12.944	$11.394	$11.082	$10.238	N/A	N/A
Accumulation unit value at end of period	$10.297	$8.274	$13.388	$12.944	$11.394	$11.082	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$8.640	$13.464	$12.387	$10.835	$10.757	$10.049	N/A	N/A
Accumulation unit value at end of period	$11.369	$8.640	$13.464	$12.387	$10.835	$10.757	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$8.571	$15.492	$13.427	$12.246	$11.199	$10.395	N/A	N/A
Accumulation unit value at end of period	$12.067	$8.571	$15.492	$13.427	$12.246	$11.199	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$8.999	$14.944	$14.761	$13.142	$11.402	$10.091	N/A	N/A
Accumulation unit value at end of period	$12.016	$8.999	$14.944	$14.761	$13.142	$11.402	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period***	$9.009	$14.188	$14.285	$12.434	$11.51	$10.271	N/A	N/A
Accumulation unit value at end of period	$11.341	$9.009	$14.188	$14.285	$12.434	$11.51	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$16.655	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$15.029	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$12.543	$21.730	$20.195	$16.812	$15.43	$13.244	$10	N/A
Accumulation unit value at end of period	N/A	$12.543	$21.730	$20.195	$16.812	$15.43	$13.244	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$12.008	$18.266	$18.116	$15.752	$14.653	$12.298	$10	N/A
Accumulation unit value at end of period	N/A	$12.008	$18.266	$18.116	$15.752	$14.653	$12.298	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$12.457	$18.609	$20.045	$17.708	$17.396	$13.899	$10.385	$13.467
Accumulation unit value at end of period	N/A	$12.457	$18.609	$20.045	$17.708	$17.396	$13.899	$10.385
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.347	$37.843	$34.787	$31.92	$30.041	$28.125	$25.055	$27.209
Accumulation unit value at end of period	$38.840	$31.347	$37.843	$34.787	$31.92	$30.041	$28.125	$25.055
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period*	$16.817	$28.345	$25.024	$22.826	$22.237	$21.617	$16.673	$23.05
Accumulation unit value at end of period	$22.569	$16.817	$28.345	$25.024	$22.826	$22.237	$21.617	$16.673
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period*	$22.165	$40.017	$33.318	$29.794	$26.952	$22.679	$17.055	$24.045
Accumulation unit value at end of period	$31.595	$22.165	$40.017	$33.318	$29.794	$26.952	$22.679	$17.055
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.222	$20.040	$19.000	$16.775	$15.493	$13.363	$10	N/A
Accumulation unit value at end of period	$18.606	$14.222	$20.040	$19	$16.775	$15.493	$13.363	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$11.097	$17.594	$19.041	$15.873	$15.592	$13.416	$10	N/A
Accumulation unit value at end of period	N/A	$11.097	$17.594	$19.041	$15.873	$15.592	$13.416	N/A
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	N/A
Janus Aspen Worldwide Subaccount
Accumulation unit value at beginning of period*	$20.331	$37.329	$34.599	$29.737	$28.538	$27.673	$22.676	$30.925
Accumulation unit value at end of period	$27.555	$20.331	$37.329	$34.599	$29.737	$28.538	$27.673	$22.676
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$8.461	$15.821	$14.118	$13.32	$12.905	$12.299	$10	N/A
Accumulation unit value at end of period	$12.005	$8.461	$15.821	$14.118	$13.32	$12.905	$12.299	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$13.145	$22.383	$21.440	$18.559	$16.531	$14.129	$10	N/A
Accumulation unit value at end of period	$18.030	$13.145	$22.383	$21.44	$18.559	$16.531	$14.129	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$2.638	$12.508	$12.769	$11.877	$11.829	$11.054	$10	N/A
Accumulation unit value at end of period	$3.270	$2.638	$12.508	$12.769	$11.877	$11.829	$11.054	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$9.449	$15.642	$15.260	$13.51	$12.98	$12.084	$10	N/A
Accumulation unit value at end of period	$11.904	$9.449	$15.642	$15.26	$13.51	$12.98	$12.084	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$11.595	$19.003	$19.582	$17.351	$16.067	$13.697	$10	N/A
Accumulation unit value at end of period	$15.622	$11.595	$19.003	$19.582	$17.351	$16.067	$13.697	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Small- & Mid-Cap Subaccount (formerly Oppenheimer MidCap Growth Subaccount)
Accumulation unit value at beginning of period**	$8.193	$16.391	$15.706	$15.537	$14.096	$11.992	$10	N/A
Accumulation unit value at end of period	$10.666	$8.193	$16.391	$15.706	$15.537	$14.096	$11.992	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$11.136	$13.230	$12.271	$11.626	$11.526	$10.8	$10	N/A
Accumulation unit value at end of period	$12.978	$11.136	$13.230	$12.271	$11.626	$11.526	$10.8	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$5.078	$4.907	$3.998	$5.754
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	$5.078	$4.907	$3.998
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$1.606	$1.466	$1.123	$1.539
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	$1.606	$1.466	$1.123
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—

Additional Contract Options Elected (0.30%)

Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.60% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.60%

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Alger Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$33.591	$63.385	$53.695	$51.88	$47.046	$45.311	$34.059	$51.643
Accumulation unit value at end of period	$48.790	$33.591	$63.385	$53.695	$51.88	$47.046	$45.311	$34.059
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$19.709	$48.088	$37.140	$34.259	$31.692	$28.485	$19.581	$28.237
Accumulation unit value at end of period	$29.429	$19.709	$48.088	$37.14	$34.259	$31.692	$28.485	$19.581
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$30.051	$57.180	$49.555	$41.949	$36.463	$31.781	$22.684	$31.24
Accumulation unit value at end of period	$43.038	$30.051	$57.180	$49.555	$41.949	$36.463	$31.781	$22.684
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$5.343	$8.298	$8.438	$7.321	$7.109	$6.392	$5.021	$6.327
Accumulation unit value at end of period	$6.210	$5.343	$8.298	$8.438	$7.321	$7.109	$6.392	$5.021
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$7.641	$10.602	$11.356	$9.723	$9.405	$8.358	$6.585	$7.656
Accumulation unit value at end of period	$9.014	$7.641	$10.602	$11.356	$9.723	$9.405	$8.358	$6.585
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Credit Suisse Trust International Equity Flex III Subaccount
Accumulation unit value at beginning of period*	$11.650	$26.190	$20.559	$15.762	$12.517	$10.18	$7.239	$8.316
Accumulation unit value at end of period	$17.385	$11.650	$26.190	$20.559	$15.762	$12.517	$10.18	$7.239
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$9.407	$16.049	$16.084	$15.176	$14.154	$12.589	$10	N/A
Accumulation unit value at end of period	$12.530	$9.407	$16.049	$16.084	$15.176	$14.154	$12.589	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$18.294	$28.345	$26.720	$24.859	$24.375	$23.318	$18.801	$26.885
Accumulation unit value at end of period	$24.084	$18.294	$28.345	$26.72	$24.859	$24.375	$23.318	$18.801
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	$17.125	$15.682	$15.809	$13.592	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	$17.125	$15.682	$15.809	$13.592	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.278	$8.884	$8.665	$8.407	$8.324	$8.026	$7.762	$7.325
Accumulation unit value at end of period	$7.884	$7.278	$8.884	$8.665	$8.407	$8.324	$8.026	$7.762
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$15.529	$23.997	$21.657	$20.273	$18.903	$17.786	$14.241	$20.433
Accumulation unit value at end of period	$19.766	$15.529	$23.997	$21.657	$20.273	$18.903	$17.786	$14.241
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$7.531	$12.403	$12.434	$11.118	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$9.943	$7.531	$12.403	$12.434	$11.118	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$10.033	$19.685	$17.455	$14.084	$12.318	$10.74	$8.541	$10.631
Accumulation unit value at end of period	$13.185	$10.033	$19.685	$17.455	$14.084	$12.318	$10.74	$8.541
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$5.553	$7.764	$7.524	$6.934	$6.755	$6.427	$5.536	$6.631
Accumulation unit value at end of period	$6.746	$5.553	$7.764	$7.524	$6.934	$6.755	$6.427	$5.536
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.225	$1.543	$1.505	$1.467	$1.458	$1.417	$1.369	$1.288
Accumulation unit value at end of period	$1.299	$1.225	$1.543	$1.505	$1.467	$1.458	$1.417	$1.369
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$1.728	$2.637	$2.599	$2.112	$1.946	$1.569	$1.122	$1.286
Accumulation unit value at end of period	$2.206	$1.728	$2.637	$2.599	$2.112	$1.946	$1.569	$1.122
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.502	$2.422	$2.323	$2.266	$2.244	$2.198	$2.184	$2.053
Accumulation unit value at end of period	$2.661	$2.502	$2.422	$2.323	$2.266	$2.244	$2.198	$2.184
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$5.985	$7.994	$8.046	$7.399	$7.236	$6.54	$5.332	$5.434
Accumulation unit value at end of period	$8.246	$5.985	$7.994	$8.046	$7.399	$7.236	$6.54	$5.332
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.580	$3.136	$2.730	$2.209	$1.96	$1.684	$1.318	$1.548
Accumulation unit value at end of period	$2.012	$1.580	$3.136	$2.73	$2.209	$1.96	$1.684	$1.318
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.693	$2.704	$2.428	$2.137	$2.13	$1.966	$1.506	$1.8
Accumulation unit value at end of period	$2.089	$1.693	$2.704	$2.428	$2.137	$2.13	$1.966	$1.506
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.812	$2.784	$2.695	$2.616	$2.585	$2.603	$2.625	$2.631
Accumulation unit value at end of period	$2.777	$2.812	$2.784	$2.695	$2.616	$2.585	$2.603	$2.625
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.131	$2.275	$2.177	$2.101	$1.993	$1.824	$1.394	$2.129
Accumulation unit value at end of period	$1.565	$1.131	$2.275	$2.177	$2.101	$1.993	$1.824	$1.394
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.512	$0.968	$0.861	$0.868	$0.85	$0.847	$0.587	$0.925
Accumulation unit value at end of period	$0.809	$0.512	$0.968	$0.861	$0.868	$0.85	$0.847	$0.587
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$20.869	$29.746	$26.168	$24.773	$24.19	$23.303	$20.069	$22.34
Accumulation unit value at end of period	$26.521	$20.869	$29.746	$26.168	$24.773	$24.19	$23.303	$20.069
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$26.848	$47.453	$41.003	$37.288	$32.396	$28.504	$22.543	$25.266
Accumulation unit value at end of period	$35.862	$26.848	$47.453	$41.003	$37.288	$32.396	$28.504	$22.543
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$24.488	$43.387	$43.421	$36.702	$35.222	$32.087	$25.013	$30.6
Accumulation unit value at end of period	$31.383	$24.488	$43.387	$43.421	$36.702	$35.222	$32.087	$25.013
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$32.684	$62.855	$50.302	$47.829	$45.928	$45.14	$34.522	$50.183
Accumulation unit value at end of period	$41.268	$32.684	$62.855	$50.302	$47.829	$45.928	$45.14	$34.522
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$107.832	$173.900	$167.582	$147.116	$142.585	$30.97	$103.625	$135.413
Accumulation unit value at end of period	$134.372	$107.832	$173.900	$167.582	$147.116	$142.585	$130.97	$103.625
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$10.709	$14.926	$15.585	$13.519	$13.279	$12.155	$10	N/A
Accumulation unit value at end of period	$12.369	$10.709	$14.926	$15.585	$13.519	$13.279	$12.155	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$12.549	$19.035	$19.813	$17.207	$16.073	$13.197	$10	N/A
Accumulation unit value at end of period	$15.953	$12.549	$19.035	$19.813	$17.207	$16.073	$13.197	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.391	$13.038	$12.508	$11.74	$11.756	$10.879	$10	N/A
Accumulation unit value at end of period	$14.098	$11.391	$13.038	$12.508	$11.74	$11.756	$10.879	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.645	$11.005	$10.489	$10.245	$10.164	$9.98	$10	N/A
Accumulation unit value at end of period	$11.825	$11.645	$11.005	$10.489	$10.245	$10.164	$9.98	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.591	$10.982	$10.293	$10.213	$10.241	$9.961	$10	N/A
Accumulation unit value at end of period	$11.426	$11.591	$10.982	$10.293	$10.213	$10.241	$9.961	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$15.433	$21.916	$19.910	$16.438	$14.401	$12.379	$10	N/A
Accumulation unit value at end of period	$18.731	$15.433	$21.916	$19.91	$16.438	$14.401	$12.379	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$10.610	$17.141	$16.831	$14.445	$13.274	$11.974	$10	N/A
Accumulation unit value at end of period	$13.163	$10.610	$17.141	$16.831	$14.445	$13.274	$11.974	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$16.559	$35.573	$28.066	$22.261	$17.748	$14.46	$10	N/A
Accumulation unit value at end of period	$28.129	$16.559	$35.573	$28.066	$22.261	$17.748	$14.46	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$12.899	$26.830	$19.639	$14.652	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$21.838	$12.899	$26.830	$19.639	$14.652	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$8.089	$6.753	$4.661	$5.223
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	$8.089	$6.753	$4.661
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	$29.981	$25.022	$17.795	$16.048	$12.491	$12.963
Accumulation unit value at end of period	N/A	N/A	N/A	$29.981	$25.022	$17.795	$16.048	$12.491
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	—
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$8.246	$14.201	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.161	$8.246	$14.201	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$4.766	$11.940	$15.598	$13.609	$13.055	$12.205	$10	N/A
Accumulation unit value at end of period	$5.977	$4.766	$11.940	$15.598	$13.609	$13.055	$12.205	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period**	$10.677	$15.198	$13.806	$13.328	$12.521	$11.826	$10	N/A
Accumulation unit value at end of period	$13.417	$10.677	$15.198	$13.806	$13.328	$12.521	$11.826	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$14.037	$25.765	$27.715	$19.745	$17.561	$13.063	$10	N/A
Accumulation unit value at end of period	$18.171	$14.037	$25.765	$27.715	$19.745	$17.561	$13.063	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$15.954	$23.963	$20.182	$16.343	$14.211	$11.686	$10	N/A
Accumulation unit value at end of period	$18.047	$15.954	$23.963	$20.182	$16.343	$14.211	$11.686	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$8.274	$13.388	$12.944	$11.394	$11.082	$10.238	N/A	N/A
Accumulation unit value at end of period	$10.297	$8.274	$13.388	$12.944	$11.394	$11.082	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$8.640	$13.464	$12.387	$10.835	$10.757	$10.049	N/A	N/A
Accumulation unit value at end of period	$11.369	$8.640	$13.464	$12.387	$10.835	$10.757	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$8.571	$15.492	$13.427	$12.246	$11.199	$10.395	N/A	N/A
Accumulation unit value at end of period	$12.067	$8.571	$15.492	$13.427	$12.246	$11.199	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$8.999	$14.944	$14.761	$13.142	$11.402	$10.091	N/A	N/A
Accumulation unit value at end of period	$12.016	$8.999	$14.944	$14.761	$13.142	$11.402	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period***	$9.009	$14.188	$14.285	$12.434	$11.51	$10.271	N/A	N/A
Accumulation unit value at end of period	$11.341	$9.009	$14.188	$14.285	$12.434	$11.51	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$16.655	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$15.029	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$12.543	$21.730	$20.195	$16.812	$15.43	$13.244	$10	N/A
Accumulation unit value at end of period	N/A	$12.543	$21.730	$20.195	$16.812	$15.43	$13.244	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$12.008	$18.266	$18.116	$15.752	$14.653	$12.298	$10	N/A
Accumulation unit value at end of period	N/A	$12.008	$18.266	$18.116	$15.752	$14.653	$12.298	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$12.457	$18.609	$20.045	$17.708	$17.396	$13.899	$10.385	$13.467
Accumulation unit value at end of period	N/A	$12.457	$18.609	$20.045	$17.708	$17.396	$13.899	$10.385
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.347	$37.843	$34.787	$31.92	$30.041	$28.125	$25.055	$27.209
Accumulation unit value at end of period	$38.840	$31.347	$37.843	$34.787	$31.92	$30.041	$28.125	$25.055
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period*	$16.817	$28.345	$25.024	$22.826	$22.237	$21.617	$16.673	$23.05
Accumulation unit value at end of period	$22.569	$16.817	$28.345	$25.024	$22.826	$22.237	$21.617	$16.673
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period*	$22.165	$40.017	$33.318	$29.794	$26.952	$22.679	$17.055	$24.045
Accumulation unit value at end of period	$31.595	$22.165	$40.017	$33.318	$29.794	$26.952	$22.679	$17.055
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.222	$20.040	$19.000	$16.775	$15.493	$13.363	$10	N/A
Accumulation unit value at end of period	$18.606	$14.222	$20.040	$19	$16.775	$15.493	$13.363	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$11.097	$17.594	$19.041	$15.873	$15.592	$13.416	$10	N/A
Accumulation unit value at end of period	N/A	$11.097	$17.594	$19.041	$15.873	$15.592	$13.416	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Janus Aspen Worldwide Subaccount
Accumulation unit value at beginning of period*	$20.331	$37.329	$34.599	$29.737	$28.538	$27.673	$22.676	$30.925
Accumulation unit value at end of period	$27.555	$20.331	$37.329	$34.599	$29.737	$28.538	$27.673	$22.676
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$8.461	$15.821	$14.118	$13.32	$12.905	$12.299	$10	N/A
Accumulation unit value at end of period	$12.005	$8.461	$15.821	$14.118	$13.32	$12.905	$12.299	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$13.145	$22.383	$21.440	$18.559	$16.531	$14.129	$10	N/A
Accumulation unit value at end of period	$18.030	$13.145	$22.383	$21.44	$18.559	$16.531	$14.129	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$2.638	$12.508	$12.769	$11.877	$11.829	$11.054	$10	N/A
Accumulation unit value at end of period	$3.270	$2.638	$12.508	$12.769	$11.877	$11.829	$11.054	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$9.449	$15.642	$15.260	$13.51	$12.98	$12.084	$10	N/A
Accumulation unit value at end of period	$11.904	$9.449	$15.642	$15.26	$13.51	$12.98	$12.084	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$11.595	$19.003	$19.582	$17.351	$16.067	$13.697	$10	N/A
Accumulation unit value at end of period	$15.622	$11.595	$19.003	$19.582	$17.351	$16.067	$13.697	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Small- & Mid-Cap Subaccount (formerly Oppenheimer MidCap Growth Subaccount)
Accumulation unit value at beginning of period**	$8.193	$16.391	$15.706	$15.537	$14.096	$11.992	$10	N/A
Accumulation unit value at end of period	$10.666	$8.193	$16.391	$15.706	$15.537	$14.096	$11.992	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$11.136	$13.230	$12.271	$11.626	$11.526	$10.8	$10	N/A
Accumulation unit value at end of period	$12.978	$11.136	$13.230	$12.271	$11.626	$11.526	$10.8	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$5.071	$4.9	$3.992	$5.745
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$5.071	$4.9	$3.992
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value+Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$1.606	$1.466	$1.123	$1.539
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$1.606	$1.466	$1.123
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—

Additional Contract Options Elected (0.35%)

Guaranteed Minimum Death Benefit and Earnings Based Death Benefit

(Separate Account Charges of 1.65% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.65%

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Alger Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$33.471	$63.189	$53.556	$51.722	$46.971	$45.26	$34.038	$51.636
Accumulation unit value at end of period	$48.592	$33.471	$63.189	$53.556	$51.772	$46.971	$45.26	$34.038
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	—	1	1	1	1
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$19.639	$47.940	$37.044	$34.187	$31.641	$28.453	$19.569	$28.234
Accumulation unit value at end of period	$29.309	$19.639	$47.940	$37.044	$34.187	$31.641	$28.453	$19.569
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$29.944	$57.003	$49.427	$41.861	$36.404	$31.746	$22.67	$31.236
Accumulation unit value at end of period	$42.863	$29.944	$57.003	$49.427	$41.861	$36.404	$31.746	$22.67
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$5.324	$8.273	$8.416	$7.306	$7.097	$6.385	$5.018	$6.326
Accumulation unit value at end of period	$6.185	$5.324	$8.273	$8.416	$7.306	$7.097	$6.385	$5.018
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$7.613	$10.569	$11.327	$9.703	$9.39	$8.349	$6.581	$7.656
Accumulation unit value at end of period	$8.977	$7.613	$10.569	$11.327	$9.703	$9.39	$8.349	$6.581
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Credit Suisse Trust International Equity Flex III Subaccount
Accumulation unit value at beginning of period*	$11.608	$26.109	$20.506	$15.729	$12.497	$10.168	$7.234	$8.315
Accumulation unit value at end of period	$17.315	$11.608	$26.109	$20.506	$15.729	$12.497	$10.168	$7.234
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$9.381	$16.012	$16.055	$15.156	$14.142	$12.585	$10	N/A
Accumulation unit value at end of period	$12.489	$9.381	$16.012	$16.055	$15.156	$14.142	$12.585	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$18.228	$28.257	$26.651	$24.807	$24.336	$23.292	$18.79	$26.881
Accumulation unit value at end of period	$23.986	$18.228	$28.257	$26.651	$24.807	$24.336	$23.292	$18.79
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	$17.095	$15.661	$15.796	$13.587	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	$17.095	$15.661	$15.796	$13.587	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.252	$8.857	$8.643	$8.389	$8.311	$8.017	$7.757	$7.324
Accumulation unit value at end of period	$7.852	$7.252	$8.857	$8.643	$8.389	$8.311	$8.017	$7.757
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$15.772	$23.923	$21.600	$20.231	$18.873	$17.766	$14.233	$20.431
Accumulation unit value at end of period	$19.685	$15.772	$23.923	$21.6	$20.231	$18.873	$17.766	$14.233
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$7.517	$12.387	$12.424	$11.114	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$9.920	$7.517	$12.387	$12.424	$11.114	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$9.998	$19.624	$17.410	$14.055	$12.298	$10.728	$8.536	$10.629
Accumulation unit value at end of period	$13.132	$9.998	$19.624	$17.41	$14.055	$12.298	$10.728	$8.536
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$5.939	$8.307	$8.055	$7.427	$7.238	$6.89	$5.938	$7.116
Accumulation unit value at end of period	$7.211	$5.939	$8.307	$8.055	$7.427	$7.238	$6.89	$5.938
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	—	1	1	5	5	4
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.221	$1.539	$1.502	$1.464	$1.455	$1.415	$1.368	$1.288
Accumulation unit value at end of period	$1.294	$1.221	$1.539	$1.502	$1.464	$1.455	$1.415	$1.368
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	5	5	5	6	6	12
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$1.722	$2.628	$2.593	$2.107	$1.943	$1.567	$1.122	$1.286
Accumulation unit value at end of period	$2.197	$1.722	$2.628	$2.593	$2.107	$1.943	$1.567	$1.122
Number of accumulation units outstanding at end of period (000’s omitted)	1	6	6	6	6	6	5	0

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.493	$2.415	$2.317	$2.261	$2.241	$2.195	$2.182	$2.053
Accumulation unit value at end of period	$2.651	$2.493	$2.415	$2.317	$2.261	$2.241	$2.195	$2.182
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	4
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$6.121	$8.181	$8.238	$7.579	$7.416	$6.706	$5.47	$5.577
Accumulation unit value at end of period	$8.430	$6.121	$8.181	$8.238	$7.579	$7.416	$6.706	$5.47
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.574	$3.126	$2.723	$2.204	$1.957	$1.682	$1.317	$1.547
Accumulation unit value at end of period	$2.003	$1.574	$3.126	$2.723	$2.204	$1.957	$1.682	$1.317
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.686	$2.695	$2.422	$2.133	$2.126	$1.964	$1.505	$1.8
Accumulation unit value at end of period	$2.080	$1.686	$2.695	$2.422	$2.133	$2.126	$1.964	$1.505
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.802	$2.776	$2.688	$2.61	$2.581	$2.6	$2.624	$2.631
Accumulation unit value at end of period	$2.766	$2.802	$2.776	$2.688	$2.61	$2.581	$2.6	$2.624
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.127	$2.268	$2.171	$2.096	$1.99	$1.822	$1.393	$2.129
Accumulation unit value at end of period	$1.558	$1.127	$2.268	$2.171	$2.096	$1.99	$1.822	$1.393
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	0
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.511	$0.965	$0.858	$0.866	$0.849	$0.846	$0.587	$0.925
Accumulation unit value at end of period	$0.806	$0.511	$0.965	$0.858	$0.866	$0.849	$0.846	$0.587
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	3	2	1	1
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$20.795	$29.655	$26.100	$24.721	$24.151	$23.277	$20.056	$22.337
Accumulation unit value at end of period	$26.413	$20.795	$29.655	$26.1	$24.721	$24.151	$23.277	$20.056
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$26.752	$47.307	$40.897	$37.21	$32.344	$28.472	$22.529	$25.263
Accumulation unit value at end of period	$35.716	$26.752	$47.307	$40.897	$37.21	$32.344	$28.472	$22.529
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	0
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$24.401	$43.254	$43.309	$36.625	$35.165	$32.051	$24.998	$30.596
Accumulation unit value at end of period	$31.256	$24.401	$43.254	$43.309	$36.625	$35.165	$32.051	$24.998
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$32.567	$62.661	$50.172	$47.728	$45.855	$45.09	$34.5	$50.177
Accumulation unit value at end of period	$41.101	$32.567	$62.661	$50.172	$47.728	$45.855	$45.09	$34.5
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$107.446	$173.364	$167.149	$146.808	$142.356	$130.824	$103.561	$135.396
Accumulation unit value at end of period	$133.826	$107.446	$173.364	$167.149	$146.808	$142.356	$130.824	$103.561
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$10.679	$14.891	$15.557	$13.501	$13.268	$12.151	$10	N/A
Accumulation unit value at end of period	$12.328	$10.679	$14.891	$15.557	$13.501	$13.268	$12.151	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	—	2	—	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$12.514	$18.992	$19.778	$17.185	$16.06	$13.192	$10	N/A
Accumulation unit value at end of period	$15.901	$12.514	$18.992	$19.778	$17.185	$16.06	$13.192	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.359	$13.008	$12.486	$11.725	$11.747	$10.876	$10	N/A
Accumulation unit value at end of period	$14.052	$11.359	$13.008	$12.486	$11.725	$11.747	$10.876	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.621	$10.980	$10.470	$10.231	$10.156	$9.977	$10	N/A
Accumulation unit value at end of period	$11.786	$11.621	$10.980	$10.47	$10.231	$10.156	$9.977	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.558	$10.957	$10.275	$10.2	$10.232	$9.958	$10	N/A
Accumulation unit value at end of period	$11.388	$11.558	$10.957	$10.275	$10.2	$10.232	$9.958	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$15.390	$21.866	$19.874	$16.416	$14.389	$12.375	$10	N/A
Accumulation unit value at end of period	$18.670	$15.390	$21.866	$19.874	$16.416	$14.389	$12.375	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$10.580	$17.102	$16.801	$14.426	$13.263	$11.97	$10	N/A
Accumulation unit value at end of period	$13.120	$10.580	$17.102	$16.801	$14.426	$13.263	$11.97	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$16.512	$35.492	$28.016	$22.232	$17.734	$14.455	$10	N/A
Accumulation unit value at end of period	$28.037	$16.512	$35.492	$28.016	$22.232	$17.734	$14.455	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$12.879	$26.802	$19.629	$14.651	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$21.794	$12.879	$26.802	$19.629	$14.651	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$8.077	$6.746	$4.658	$5.222
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	$8.077	$6.746	$4.658
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	$29.904	$24.969	$17.766	$16.03	$12.484	$12.962
Accumulation unit value at end of period	N/A	N/A	N/A	$29.904	$24.969	$17.766	$16.03	$12.484
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	—
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$8.238	$14.194	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.145	$8.238	$14.194	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$4.753	$11.913	$15.570	$13.591	$13.044	$12.201	$10	N/A
Accumulation unit value at end of period	$5.958	$4.753	$11.913	$15.57	$13.591	$13.044	$12.201	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period**	$10.647	$15.163	$13.781	$13.311	$12.51	$11.823	$10	N/A
Accumulation unit value at end of period	$13.373	$10.647	$15.163	$13.781	$13.311	$12.51	$11.823	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$13.997	$25.706	$27.665	$19.719	$17.546	$13.059	$10	N/A
Accumulation unit value at end of period	$18.111	$13.997	$25.706	$27.665	$19.719	$17.546	$13.059	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$15.909	$23.908	$20.145	$16.321	$14.199	$11.682	$10	N/A
Accumulation unit value at end of period	$17.988	$15.909	$23.908	$20.145	$16.321	$14.199	$11.682	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$8.254	$13.362	$12.925	$11.382	$11.076	$10.236	N/A	N/A
Accumulation unit value at end of period	$10.267	$8.254	$13.362	$12.925	$11.382	$11.076	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$8.619	$13.438	$12.368	$10.824	$10.752	$10.047	N/A	N/A
Accumulation unit value at end of period	$11.335	$8.619	$13.438	$12.368	$10.824	$10.752	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$8.550	$15.461	$13.407	$12.234	$11.194	$10.394	N/A	N/A
Accumulation unit value at end of period	$12.031	$8.550	$15.461	$13.407	$12.234	$11.194	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$8.977	$14.915	$14.739	$13.129	$11.396	$10.089	N/A	N/A
Accumulation unit value at end of period	$11.981	$8.977	$14.915	$14.739	$13.129	$11.396	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period***	$8.987	$14.160	$14.264	$12.422	$11.504	$10.27	N/A	N/A
Accumulation unit value at end of period	$11.307	$8.987	$14.160	$14.264	$12.422	$11.504	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$16.600	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.968	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$12.508	$21.680	$20.158	$16.79	$15.417	$13.24	$10	N/A
Accumulation unit value at end of period	N/A	$12.508	$21.680	$20.158	$16.79	$15.417	$13.24	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$11.975	$18.224	$18.083	$15.731	$14.641	$12.294	$10	N/A
Accumulation unit value at end of period	N/A	$11.975	$18.224	$18.083	$15.731	$14.641	$12.294	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$12.413	$18.552	$19.994	$17.671	$17.368	$13.883	$10.378	$13.465
Accumulation unit value at end of period	N/A	$12.413	$18.552	$19.994	$17.671	$17.368	$13.883	$10.378
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.235	$37.726	$34.697	$31.853	$29.993	$28.094	$25.039	$27.206
Accumulation unit value at end of period	$38.683	$31.235	$37.726	$34.697	$31.853	$29.993	$28.094	$25.039
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	1	1	1	1	3
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period*	$16.757	$28.258	$24.960	$22.779	$22.202	$21.593	$16.662	$23.048
Accumulation unit value at end of period	$22.477	$16.757	$28.258	$24.96	$22.779	$22.202	$21.593	$16.662
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	1	1	1	1	1
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period*	$22.086	$39.894	$33.231	$29.731	$26.909	$22.654	$17.044	$24.042
Accumulation unit value at end of period	$31.467	$22.086	$39.894	$33.231	$29.731	$26.909	$22.654	$17.044
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.182	$19.994	$18.965	$16.753	$15.481	$13.359	$10	N/A
Accumulation unit value at end of period	$18.545	$14.182	$19.994	$18.965	$16.753	$15.481	$13.359	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$11.066	$17.554	$19.007	$15.852	$15.579	$13.412	$10	N/A
Accumulation unit value at end of period	N/A	$11.066	$17.554	$19.007	$15.852	$15.579	$13.412	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Janus Aspen Worldwide Subaccount
Accumulation unit value at beginning of period*	$20.258	$37.214	$34.509	$29.675	$28.492	$27.642	$22.661	$30.922
Accumulation unit value at end of period	$27.443	$20.258	$37.214	$34.509	$29.675	$28.492	$27.642	$22.661
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$8.437	$15.784	$14.093	$13.303	$12.895	$12.295	$10	N/A
Accumulation unit value at end of period	$11.965	$8.437	$15.784	$14.093	$13.303	$12.895	$12.295	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	2	2	2	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$13.108	$22.332	$21.401	$18.535	$16.517	$14.124	$10	N/A
Accumulation unit value at end of period	$17.971	$13.108	$22.332	$21.401	$18.535	$16.517	$14.124	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$2.630	$12.479	$12.746	$11.862	$11.82	$11.05	$10	N/A
Accumulation unit value at end of period	$3.259	$2.630	$12.479	$12.746	$11.862	$11.82	$11.05	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$9.423	$15.606	$15.233	$13.492	$12.97	$12.08	$10	N/A
Accumulation unit value at end of period	$11.864	$9.423	$15.606	$15.233	$13.492	$12.97	$12.08	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$11.563	$18.960	$19.546	$17.328	$16.053	$13.693	$10	N/A
Accumulation unit value at end of period	$15.571	$11.563	$18.960	$19.546	$17.328	$16.053	$13.693	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Small- & Mid-Cap Subaccount (formerly Oppenheimer MidCap Growth Subaccount)
Accumulation unit value at beginning of period**	$8.170	$16.353	$15.678	$15.517	$14.084	$11.988	$10	N/A
Accumulation unit value at end of period	$10.631	$8.170	$16.353	$15.678	$15.517	$14.084	$11.988	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$11.105	$13.200	$12.249	$11.611	$11.516	$10.796	$10	N/A
Accumulation unit value at end of period	$12.935	$11.105	$13.200	$12.249	$11.611	$11.516	$10.796	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$5.07	$4.902	$3.995	$5.753	$5.211
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	$5.07	$4.902	$3.995	$5.753
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	1	0	0	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	$1.604	$1.464	$1.122	$1.539	$1.367
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	$1.604	$1.464	$1.122	$1.539
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	—	—	—	—

Additional Contract Options Elected (0.35%)

Guaranteed Minimum Death Benefit and Earnings Based Death Benefit

(Separate Account Charges of 1.65% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.65%

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Alger Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$33.471	$63.189	$53.556	$51.772	$46.971	$45.26	$34.038	$51.636
Accumulation unit value at end of period	$48.592	$33.471	$63.189	$53.556	$51.772	$46.971	$45.26	$34.038
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$19.639	$47.940	$37.044	$34.187	$31.641	$28.453	$19.569	$28.237
Accumulation unit value at end of period	$29.309	$19.639	$47.940	$37.044	$34.187	$31.641	$28.453	$19.569
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$29.944	$57.003	$49.427	$41.861	$36.404	$31.746	$22.67	$31.236
Accumulation unit value at end of period	$42.863	$29.944	$57.003	$49.427	$41.861	$36.404	$31.746	$22.67
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$5.324	$8.273	$8.416	$7.306	$7.097	$6.385	$5.018	$6.326
Accumulation unit value at end of period	$6.185	$5.324	$8.273	$8.416	$7.306	$7.097	$6.385	$5.018
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$7.613	$10.569	$11.327	$9.703	$9.39	$8.349	$6.581	$7.656
Accumulation unit value at end of period	$8.977	$7.613	$10.569	$11.327	$9.703	$9.39	$8.349	$6.581
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Credit Suisse Trust International Equity Flex III Subaccount
Accumulation unit value at beginning of period*	$11.608	$26.109	$20.506	$15.729	$12.497	$10.168	$7.234	$8.315
Accumulation unit value at end of period	$17.315	$11.608	$26.109	$20.506	$15.729	$12.497	$10.168	$7.234
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$9.381	$16.012	$16.055	$15.156	$14.142	$12.585	$10	N/A
Accumulation unit value at end of period	$12.489	$9.381	$16.012	$16.055	$15.156	$14.142	$12.585	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$18.228	$28.257	$26.651	$24.807	$24.336	$23.292	$18.79	$26.881
Accumulation unit value at end of period	$23.986	$18.228	$28.257	$26.651	$24.807	$24.336	$23.292	$18.79
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	$17.095	$15.661	$15.796	$13.587	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	$17.095	$15.661	$15.796	$13.587	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.252	$8.857	$8.643	$8.389	$8.311	$8.017	$7.757	$7.324
Accumulation unit value at end of period	$7.852	$7.252	$8.857	$8.643	$8.389	$8.311	$8.017	$7.757
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$15.772	$23.923	$21.600	$20.231	$18.873	$17.766	$14.233	$20.431
Accumulation unit value at end of period	$19.685	$15.772	$23.923	$21.6	$20.231	$18.873	$17.766	$14.233
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$7.517	$12.387	$12.424	$11.114	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$9.920	$7.517	$12.387	$12.424	$11.114	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$9.998	$19.624	$17.410	$14.055	$12.298	$10.728	$8.536	$10.629
Accumulation unit value at end of period	$13.132	$9.998	$19.624	$17.41	$14.055	$12.298	$10.728	$8.536
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$5.533	$7.740	$7.505	$6.92	$6.744	$6.419	$5.533	$6.63
Accumulation unit value at end of period	$6.719	$5.533	$7.740	$7.505	$6.92	$6.744	$6.419	$5.533
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.221	$1.539	$1.502	$1.464	$1.455	$1.415	$1.368	$1.288
Accumulation unit value at end of period	$1.294	$1.221	$1.539	$1.502	$1.464	$1.455	$1.415	$1.368
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$1.722	$2.628	$2.593	$2.107	$1.943	$1.567	$1.122	$1.286
Accumulation unit value at end of period	$2.197	$1.722	$2.628	$2.593	$2.107	$1.943	$1.567	$1.122
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.493	$2.415	$2.317	$2.261	$2.241	$2.195	$2.182	$2.053
Accumulation unit value at end of period	$2.651	$2.493	$2.415	$2.317	$2.261	$2.241	$2.195	$2.182
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$5.963	$7.969	$8.025	$7.384	$7.224	$6.533	$5.329	$5.433
Accumulation unit value at end of period	$8.212	$5.963	$7.969	$8.025	$7.384	$7.224	$6.533	$5.329
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.574	$3.126	$2.723	$2.204	$1.957	$1.682	$1.317	$1.547
Accumulation unit value at end of period	$2.003	$1.574	$3.126	$2.723	$2.204	$1.957	$1.682	$1.317
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.686	$2.695	$2.422	$2.133	$2.126	$1.964	$1.505	$1.8
Accumulation unit value at end of period	$2.080	$1.686	$2.695	$2.422	$2.133	$2.126	$1.964	$1.505
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.802	$2.776	$2.688	$2.61	$2.581	$2.6	$2.624	$2.631
Accumulation unit value at end of period	$2.766	$2.802	$2.776	$2.688	$2.61	$2.581	$2.6	$2.624
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.127	$2.268	$2.171	$2.096	$1.99	$1.822	$1.393	$2.129
Accumulation unit value at end of period	$1.558	$1.127	$2.268	$2.171	$2.096	$1.99	$1.822	$1.393
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.511	$0.965	$0.858	$0.866	$0.849	$0.846	$0.587	$0.925
Accumulation unit value at end of period	$0.806	$0.511	$0.965	$0.858	$0.866	$0.849	$0.846	$0.587
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$20.795	$29.655	$26.100	$24.721	$24.151	$23.277	$20.056	$22.337
Accumulation unit value at end of period	$26.413	$20.795	$29.655	$26.1	$24.721	$24.151	$23.277	$20.056
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$26.752	$47.307	$40.897	$37.21	$32.344	$28.472	$22.529	$25.263
Accumulation unit value at end of period	$35.716	$26.752	$47.307	$40.897	$37.21	$32.344	$28.472	$22.529
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$24.401	$43.254	$43.309	$36.625	$35.165	$32.051	$24.998	$30.596
Accumulation unit value at end of period	$31.256	$24.401	$43.254	$43.309	$36.625	$35.165	$32.051	$24.998
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$32.567	$62.661	$50.172	$47.728	$45.855	$45.09	$34.5	$50.177
Accumulation unit value at end of period	$41.101	$32.567	$62.661	$50.172	$47.728	$45.855	$45.09	$34.5
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$107.446	$173.364	$167.149	$146.808	$142.356	$130.824	$103.561	$135.396
Accumulation unit value at end of period	$133.826	$107.446	$173.364	$167.149	$146.808	$142.356	$130.824	$103.561
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$10.679	$14.891	$15.557	$13.501	$13.268	$12.151	$10	N/A
Accumulation unit value at end of period	$12.328	$10.679	$14.891	$15.557	$13.501	$13.268	$12.151	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$12.514	$18.992	$19.778	$17.185	$16.06	$13.192	$10	N/A
Accumulation unit value at end of period	$15.901	$12.514	$18.992	$19.778	$17.185	$16.06	$13.192	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.359	$13.008	$12.486	$11.725	$11.747	$10.876	$10	N/A
Accumulation unit value at end of period	$14.052	$11.359	$13.008	$12.486	$11.725	$11.747	$10.876	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.621	$10.980	$10.470	$10.231	$10.156	$9.977	$10	N/A
Accumulation unit value at end of period	$11.786	$11.621	$10.980	$10.47	$10.231	$10.156	$9.977	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.558	$10.957	$10.275	$10.2	$10.232	$9.958	$10	N/A
Accumulation unit value at end of period	$11.388	$11.558	$10.957	$10.275	$10.2	$10.232	$9.958	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$15.390	$21.866	$19.874	$16.416	$14.389	$12.375	$10	N/A
Accumulation unit value at end of period	$18.670	$15.390	$21.866	$19.874	$16.416	$14.389	$12.375	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$10.580	$17.102	$16.801	$14.426	$13.263	$11.97	$10	N/A
Accumulation unit value at end of period	$13.120	$10.580	$17.102	$16.801	$14.426	$13.263	$11.97	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$16.512	$35.492	$28.016	$22.232	$17.734	$14.455	$10	N/A
Accumulation unit value at end of period	$28.037	$16.512	$35.492	$28.016	$22.232	$17.734	$14.455	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$12.879	$26.802	$19.629	$14.651	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$21.794	$12.879	$26.802	$19.629	$14.651	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$8.077	$6.746	$4.658	$5.222
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	$8.077	$6.746	$4.658
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	N/A	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	$29.904	$24.969	$17.766	$16.03	$12.484	$12.962
Accumulation unit value at end of period	N/A	N/A	N/A	$29.904	$24.969	$17.766	$16.03	$12.484
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	—
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$8.238	$14.194	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.145	$8.238	$14.194	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$4.753	$11.913	$15.570	$13.591	$13.044	$12.201	$10	N/A
Accumulation unit value at end of period	$5.958	$4.753	$11.913	$15.57	$13.591	$13.044	$12.201	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period**	$10.647	$15.163	$13.781	$13.311	$12.51	$11.823	$10	N/A
Accumulation unit value at end of period	$13.373	$10.647	$15.163	$13.781	$13.311	$12.51	$11.823	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$13.997	$25.706	$27.665	$19.719	$17.546	$13.059	$10	N/A
Accumulation unit value at end of period	$18.111	$13.997	$25.706	$27.665	$19.719	$17.546	$13.059	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$15.909	$23.908	$20.145	$16.321	$14.199	$11.682	$10	N/A
Accumulation unit value at end of period	$17.988	$15.909	$23.908	$20.145	$16.321	$14.199	$11.682	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$8.254	$13.362	$12.925	$11.382	$11.076	$10.236	N/A	N/A
Accumulation unit value at end of period	$10.267	$8.254	$13.362	$12.925	$11.382	$11.076	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$8.619	$13.438	$12.368	$10.824	$10.752	$10.047	N/A	N/A
Accumulation unit value at end of period	$11.335	$8.619	$13.438	$12.368	$10.824	$10.752	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$8.550	$15.461	$13.407	$12.234	$11.194	$10.394	N/A	N/A
Accumulation unit value at end of period	$12.031	$8.550	$15.461	$13.407	$12.234	$11.194	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$8.977	$14.915	$14.739	$13.129	$11.396	$10.089	N/A	N/A
Accumulation unit value at end of period	$11.981	$8.977	$14.915	$14.739	$13.129	$11.396	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period***	$8.987	$14.160	$14.264	$12.422	$11.504	$10.27	N/A	N/A
Accumulation unit value at end of period	$11.307	$8.987	$14.160	$14.264	$12.422	$11.504	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$16.600	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.968	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$12.508	$21.680	$20.158	$16.79	$15.417	$13.24	$10	N/A
Accumulation unit value at end of period	N/A	$12.508	$21.680	$20.158	$16.79	$15.417	$13.24	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$11.975	$18.224	$18.083	$15.731	$14.641	$12.294	$10	N/A
Accumulation unit value at end of period	N/A	$11.975	$18.224	$18.083	$15.731	$14.641	$12.294	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$12.413	$18.552	$19.994	$17.671	$17.368	$13.883	$10.378	$13.465
Accumulation unit value at end of period	N/A	$12.413	$18.552	$19.994	$17.671	$17.368	$13.883	$10.378
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.235	$37.726	$34.697	$31.853	$29.993	$28.094	$25.039	$27.206
Accumulation unit value at end of period	$38.683	$31.235	$37.726	$34.697	$31.853	$29.993	$28.094	$25.039
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period*	$16.757	$28.258	$24.960	$22.779	$22.202	$21.593	$16.662	$23.048
Accumulation unit value at end of period	$22.477	$16.757	$28.258	$24.96	$22.779	$22.202	$21.593	$16.662
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period*	$22.086	$39.894	$33.231	$29.731	$26.909	$22.654	$17.044	$24.042
Accumulation unit value at end of period	$31.467	$22.086	$39.894	$33.231	$29.731	$26.909	$22.654	$17.044
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.182	$19.994	$18.965	$16.753	$15.481	$13.359	$10	N/A
Accumulation unit value at end of period	$18.545	$14.182	$19.994	$18.965	$16.753	$15.481	$13.359	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$11.066	$17.554	$19.007	$15.852	$15.579	$13.412	$10	N/A
Accumulation unit value at end of period	N/A	$11.066	$17.554	$19.007	$15.852	$15.579	$13.412	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Janus Aspen Worldwide Subaccount
Accumulation unit value at beginning of period*	$20.258	$37.214	$34.509	$29.675	$28.492	$27.642	$22.661	$30.922
Accumulation unit value at end of period	$27.443	$20.258	$37.214	$34.509	$29.675	$28.492	$27.642	$22.661
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$8.437	$15.784	$14.093	$13.303	$12.895	$12.295	$10	N/A
Accumulation unit value at end of period	$11.965	$8.437	$15.784	$14.093	$13.303	$12.895	$12.295	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$13.108	$22.332	$21.401	$18.535	$16.517	$14.124	$10	N/A
Accumulation unit value at end of period	$17.971	$13.108	$22.332	$21.401	$18.535	$16.517	$14.124	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$2.630	$12.479	$12.746	$11.862	$11.82	$11.05	$10	N/A
Accumulation unit value at end of period	$3.259	$2.630	$12.479	$12.746	$11.862	$11.82	$11.05	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$9.423	$15.606	$15.233	$13.492	$12.97	$12.08	$10	N/A
Accumulation unit value at end of period	$11.864	$9.423	$15.606	$15.233	$13.492	$12.97	$12.08	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$11.563	$18.960	$19.546	$17.328	$16.053	$13.693	$10	N/A
Accumulation unit value at end of period	$15.571	$11.563	$18.960	$19.546	$17.328	$16.053	$13.693	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Small- & Mid-Cap Subaccount (formerly Oppenheimer MidCap Growth Subaccount)

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Accumulation unit value at beginning of period**	$8.170	$16.353	$15.678	$15.517	$14.084	$11.988	$10	N/A
Accumulation unit value at end of period	$10.631	$8.170	$16.353	$15.678	$15.517	$14.084	$11.988	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$11.105	$13.200	$12.249	$11.611	$11.516	$10.796	$10	N/A
Accumulation unit value at end of period	$12.935	$11.105	$13.200	$12.249	$11.611	$11.516	$10.796	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$5.063	$4.895	$3.989	$5.745
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$5.063	$4.895	$3.989
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$1.604	$1.464	$1.122	$1.539
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$1.604	$1.464	$1.122
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—

Additional Contract Options Elected (0.40%)

Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.70% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.70%

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Alger Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$33.352	$62.996	$53.418	$51.664	$46.896	$45.21	$34.017	$51.63
Accumulation unit value at end of period	$48.396	$33.352	$62.996	$53.418	$51.664	$46.896	$45.21	$34.017
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$19.569	$47.793	$36.949	$34.116	$31.59	$28.422	$19.557	$28.23
Accumulation unit value at end of period	$29.191	$19.569	$47.793	$36.949	$34.116	$31.59	$28.422	$19.557
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$29.837	$56.829	$49.300	$41.774	$36.346	$31.711	$22.656	$31.232
Accumulation unit value at end of period	$42.690	$29.837	$56.829	$49.3	$41.774	$36.346	$31.711	$22.656
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$5.305	$8.248	$8.394	$7.291	$7.086	$6.378	$5.015	$6.325
Accumulation unit value at end of period	$6.160	$5.305	$8.248	$8.394	$7.291	$7.086	$6.378	$5.015
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$7.586	$10.537	$11.297	$9.683	$9.375	$8.339	$6.577	$7.655
Accumulation unit value at end of period	$8.941	$7.586	$10.537	$11.297	$9.683	$9.375	$8.339	$6.577
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0
Credit Suisse Trust International Equity Flex III Subaccount
Accumulation unit value at beginning of period*	$11.567	$26.029	$20.453	$15.696	$12.477	$10.157	$7.23	$8.314
Accumulation unit value at end of period	$17.245	$11.567	$26.029	$20.453	$15.696	$12.477	$10.157	$7.23
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$9.355	$15.976	$16.027	$15.136	$14.13	$12.581	$10	N/A
Accumulation unit value at end of period	$12.448	$9.355	$15.976	$16.027	$15.136	$14.13	$12.581	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$18.164	$28.171	$26.583	$24.756	$24.297	$23.266	$18.778	$26.878
Accumulation unit value at end of period	$23.889	$18.164	$28.171	$26.583	$24.756	$24.297	$23.266	$18.778
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	$17.064	$15.641	$15.784	$13.583	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	$17.064	$15.641	$15.784	$13.583	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	N/A
DW Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.226	$8.830	$8.620	$8.372	$8.298	$8.008	$7.752	$7.323
Accumulation unit value at end of period	$7.821	$7.226	$8.830	$8.62	$8.372	$8.298	$8.008	$7.752
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$15.716	$23.850	$21.545	$20.188	$18.843	$17.747	$14.224	$20.428
Accumulation unit value at end of period	$19.606	$15.716	$23.850	$21.545	$20.188	$18.843	$17.747	$14.224
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$7.503	$12.371	$12.414	$11.11	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$9.897	$7.503	$12.371	$12.414	$11.11	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$9.962	$19.564	$17.365	$14.026	$12.278	$10.716	$8.531	$10.628
Accumulation unit value at end of period	$13.079	$9.962	$19.564	$17.365	$14.026	$12.278	$10.716	$8.531
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$5.917	$8.282	$8.034	$7.411	$7.226	$6.882	$5.935	$7.115
Accumulation unit value at end of period	$7.182	$5.917	$8.282	$8.034	$7.411	$7.226	$6.882	$5.935
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.217	$1.534	$1.498	$1.461	$1.453	$1.414	$1.368	$1.288
Accumulation unit value at end of period	$1.289	$1.217	$1.534	$1.498	$1.461	$1.453	$1.414	$1.368
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$1.715	$2.620	$2.586	$2.103	$1.94	$1.565	$1.121	$1.286
Accumulation unit value at end of period	$2.188	$1.715	$2.620	$2.586	$2.103	$1.94	$1.565	$1.121
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.484	$2.407	$2.311	$2.256	$2.237	$2.193	$2.181	$2.053
Accumulation unit value at end of period	$2.640	$2.484	$2.407	$2.311	$2.256	$2.237	$2.193	$2.181
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	1
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$6.100	$8.156	$8.216	$7.564	$7.404	$6.699	$5.467	$5.576
Accumulation unit value at end of period	$8.396	$6.100	$8.156	$8.216	$7.564	$7.404	$6.699	$5.467
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.569	$3.117	$2.716	$2.2	$1.954	$1.68	$1.316	$1.547
Accumulation unit value at end of period	$1.995	$1.569	$3.117	$2.716	$2.2	$1.954	$1.68	$1.316
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.681	$2.687	$2.416	$2.128	$2.123	$1.961	$1.504	$1.8
Accumulation unit value at end of period	$2.072	$1.681	$2.687	$2.416	$2.128	$2.123	$1.961	$1.504
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	1
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.792	$2.767	$2.681	$2.605	$2.577	$2.597	$2.622	$2.631
Accumulation unit value at end of period	$2.755	$2.792	$2.767	$2.681	$2.605	$2.577	$2.597	$2.622
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.123	$2.261	$2.165	$2.092	$1.987	$1.82	$1.392	$2.128
Accumulation unit value at end of period	$1.552	$1.123	$2.261	$2.165	$2.092	$1.987	$1.82	$1.392
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	1
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.509	$0.962	$0.856	$0.864	$0.847	$0.845	$0.586	$0.925
Accumulation unit value at end of period	$0.803	$0.509	$0.962	$0.856	$0.864	$0.847	$0.845	$0.586
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$20.721	$29.564	$26.033	$24.669	$24.112	$23.252	$20.044	$22.334
Accumulation unit value at end of period	$26.306	$20.721	$29.564	$26.033	$24.669	$24.112	$23.252	$20.044
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$26.657	$47.162	$40.791	$37.132	$32.292	$28.441	$22.515	$25.26
Accumulation unit value at end of period	$35.572	$26.657	$47.162	$40.791	$37.132	$32.292	$28.441	$22.515
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$24.314	$43.121	$43.197	$36.549	$35.109	$32.016	$24.983	$30.592
Accumulation unit value at end of period	$31.129	$24.314	$43.121	$43.197	$36.549	$35.109	$32.016	$24.983
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$32.451	$62.469	$50.043	$47.629	$45.781	$45.04	$34.479	$50.17
Accumulation unit value at end of period	$40.934	$32.451	$62.469	$50.043	$47.629	$45.781	$45.04	$34.479
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$107.064	$172.833	$166.719	$146.502	$142.129	$130.68	$103.497	$135.379
Accumulation unit value at end of period	$133.285	$107.064	$172.833	$166.719	$146.502	$142.129	$130.68	$103.497
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$10.650	$14.857	$15.529	$13.483	$13.258	$12.147	$10	N/A
Accumulation unit value at end of period	$12.288	$10.650	$14.857	$15.529	$13.483	$13.258	$12.147	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$12.480	$18.948	$19.742	$17.162	$16.046	$13.188	$10	N/A
Accumulation unit value at end of period	$15.849	$12.480	$18.948	$19.742	$17.162	$16.046	$13.188	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.327	$12.978	$12.463	$11.709	$11.737	$10.872	$10	N/A
Accumulation unit value at end of period	$14.006	$11.327	$12.978	$12.463	$11.709	$11.737	$10.872	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.589	$10.955	$10.451	$10.218	$10.147	$9.974	$10	N/A
Accumulation unit value at end of period	$11.748	$11.589	$10.955	$10.451	$10.218	$10.147	$9.974	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.526	$10.932	$10.256	$10.186	$10.224	$9.955	$10	N/A
Accumulation unit value at end of period	$11.351	$11.526	$10.932	$10.256	$10.186	$10.224	$9.955	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$15.347	$21.816	$19.838	$16.395	$14.377	$12.371	$10	N/A
Accumulation unit value at end of period	$18.609	$15.347	$21.816	$19.838	$16.395	$14.377	$12.371	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$10.551	$17.062	$16.771	$14.407	$13.252	$11.967	$10	N/A
Accumulation unit value at end of period	$13.077	$10.551	$17.062	$16.771	$14.407	$13.252	$11.967	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$16.467	$35.410	$27.966	$22.203	$17.719	$14.45	$10	N/A
Accumulation unit value at end of period	$27.945	$16.467	$35.410	$27.966	$22.203	$17.719	$14.45	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$12.860	$26.775	$19.619	$14.651	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$21.751	$12.860	$26.775	$19.619	$14.651	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$8.064	$6.738	$4.655	$5.222
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	$8.064	$6.738	$4.655
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	$29.827	$24.917	$17.738	$16.013	$12.476	$12.96
Accumulation unit value at end of period	N/A	N/A	N/A	$29.827	$24.917	$17.738	$16.013	$12.476
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$8.230	$14.187	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.129	$8.230	$14.187	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$4.739	$11.886	$15.542	$13.573	$13.033	$12.197	$10	N/A
Accumulation unit value at end of period	$5.938	$4.739	$11.886	$15.542	$13.573	$13.033	$12.197	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period**	$10.618	$15.128	$13.756	$13.293	$12.5	$11.819	$10	N/A
Accumulation unit value at end of period	$13.330	$10.618	$15.128	$13.756	$13.293	$12.5	$11.819	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$13.959	$25.647	$27.615	$19.694	$17.532	$13.055	$10	N/A
Accumulation unit value at end of period	$18.052	$13.959	$25.647	$27.615	$19.694	$17.532	$13.055	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$15.865	$23.853	$20.109	$16.3	$14.188	$11.678	$10	N/A
Accumulation unit value at end of period	$17.929	$15.865	$23.853	$20.109	$16.3	$14.188	$11.678	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$8.234	$13.335	$12.906	$11.371	$11.07	$10.235	N/A	N/A
Accumulation unit value at end of period	$10.236	$8.234	$13.335	$12.906	$11.371	$11.07	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$8.598	$13.411	$12.350	$10.813	$10.746	$10.045	N/A	N/A
Accumulation unit value at end of period	$11.301	$8.598	$13.411	$12.35	$10.813	$10.746	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$8.529	$15.431	$13.387	$12.222	$11.188	$10.392	N/A	N/A
Accumulation unit value at end of period	$11.996	$8.529	$15.431	$13.387	$12.222	$11.188	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$8.955	$14.885	$14.718	$13.116	$11.39	$10.087	N/A	N/A
Accumulation unit value at end of period	$11.945	$8.955	$14.885	$14.718	$13.116	$11.39	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period***	$8.965	$14.132	$14.243	$12.409	$11.498	$10.268	N/A	N/A
Accumulation unit value at end of period	$11.274	$8.965	$14.132	$14.243	$12.409	$11.498	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$16.546	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.908	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$12.473	$21.630	$20.122	$16.768	$15.405	$13.236	$10	N/A
Accumulation unit value at end of period	N/A	$12.473	$21.630	$20.122	$16.768	$15.405	$13.236	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$11.941	$18.183	$18.051	$15.711	$14.629	$12.29	$10	N/A
Accumulation unit value at end of period	N/A	$11.941	$18.183	$18.051	$15.711	$14.629	$12.29	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$12.369	$18.495	$19.942	$17.634	$17.34	$13.868	$10.372	$13.464
Accumulation unit value at end of period	N/A	$12.369	$18.495	$19.942	$17.634	$17.34	$13.868	$10.372
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.124	$37.611	$34.607	$31.787	$29.945	$28.063	$25.024	$27.202
Accumulation unit value at end of period	$38.526	$31.124	$37.611	$34.607	$31.787	$29.945	$28.063	$25.024
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period*	$16.697	$28.171	$24.895	$22.731	$22.166	$21.57	$16.652	$23.045
Accumulation unit value at end of period	$22.386	$16.697	$28.171	$24.895	$22.731	$22.166	$21.57	$16.652
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period*	$22.008	$39.772	$33.146	$29.669	$26.866	$22.629	$17.034	$24.039
Accumulation unit value at end of period	$31.340	$22.008	$39.772	$33.146	$29.669	$26.866	$22.629	$17.034
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.143	$19.948	$18.931	$16.732	$15.468	$13.355	$10	N/A
Accumulation unit value at end of period	$18.484	$14.143	$19.948	$18.931	$16.732	$15.468	$13.355	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$11.035	$17.514	$18.973	$15.832	$15.566	$13.408	$10	N/A
Accumulation unit value at end of period	N/A	$11.035	$17.514	$18.973	$15.832	$15.566	$13.408	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Janus Aspen Worldwide Subaccount
Accumulation unit value at beginning of period*	$20.186	$37.100	$34.420	$29.613	$28.447	$27.612	$22.647	$30.918
Accumulation unit value at end of period	$27.332	$20.186	$37.100	$34.42	$29.613	$28.447	$27.612	$22.647
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	0
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$8.414	$15.748	$14.068	$13.286	$12.884	$12.291	$10	N/A
Accumulation unit value at end of period	$11.926	$8.414	$15.748	$14.068	$13.286	$12.884	$12.291	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$13.072	$22.281	$21.363	$18.511	$16.504	$14.12	$10	N/A
Accumulation unit value at end of period	$17.912	$13.072	$22.281	$21.363	$18.511	$16.504	$14.12	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$2.623	$12.451	$12.723	$11.846	$11.81	$11.047	$10	N/A
Accumulation unit value at end of period	$3.249	$2.623	$12.451	$12.723	$11.846	$11.81	$11.047	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$9.396	$15.571	$15.206	$13.475	$12.959	$12.076	$10	N/A
Accumulation unit value at end of period	$11.826	$9.396	$15.571	$15.206	$13.475	$12.959	$12.076	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$11.531	$18.916	$19.511	$17.305	$16.04	$13.688	$10	N/A
Accumulation unit value at end of period	$15.520	$11.531	$18.916	$19.511	$17.305	$16.04	$13.688	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Oppenheimer Small- & Mid-Cap Subaccount (formerly Oppenheimer MidCap Growth Subaccount)
Accumulation unit value at beginning of period**	$8.148	$16.316	$15.650	$15.497	$14.073	$11.984	$10	N/A
Accumulation unit value at end of period	$10.596	$8.148	$16.316	$15.65	$15.497	$14.073	$11.984	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$11.074	$13.170	$12.227	$11.595	$11.507	$10.793	$10	N/A
Accumulation unit value at end of period	$12.893	$11.074	$13.170	$12.227	$11.595	$11.507	$10.793	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$5.062	$4.896	$3.993	$5.752
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$5.062	$4.896	$3.993
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value+ Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$1.601	$1.462	$1.121	$1.539
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$1.601	$1.462	$1.121
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—

Additional Contract Options Elected (0.40%)

Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.70% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.70%

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Alger Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$33.352	$62.996	$53.418	$51.664	$46.896	$45.21	$34.017	$51.63
Accumulation unit value at end of period	$48.396	$33.352	$62.996	$53.418	$51.664	$46.896	$45.21	$34.017
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$19.569	$47.793	$36.949	$34.116	$31.59	$28.422	$19.557	$28.23
Accumulation unit value at end of period	$29.191	$19.569	$47.793	$36.949	$34.116	$31.59	$28.422	$19.557
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$29.837	$56.829	$49.300	$41.774	$36.346	$31.711	$22.656	$31.232
Accumulation unit value at end of period	$42.690	$29.837	$56.829	$49.300	$41.774	$36.346	$31.711	$22.656
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$5.305	$8.248	$8.394	$7.291	$7.086	$6.378	$5.015	$6.325
Accumulation unit value at end of period	$6.160	$5.305	$8.248	$8.394	$7.291	$7.086	$6.378	$5.015
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$7.586	$10.537	$11.297	$9.683	$9.375	$8.339	$6.577	$7.655
Accumulation unit value at end of period	$8.941	$7.586	$10.537	$11.297	$9.683	$9.375	$8.339	$6.577
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Credit Suisse Trust International Equity Flex III Subaccount
Accumulation unit value at beginning of period*	$11.567	$26.029	$20.453	$15.696	$12.477	$10.157	$7.23	$8.314
Accumulation unit value at end of period	$17.245	$11.567	$26.029	$20.453	$15.696	$12.477	$10.157	$7.23
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$9.355	$15.976	$16.027	$15.136	$14.13	$12.581	$10	N/A
Accumulation unit value at end of period	$12.448	$9.355	$15.976	$16.027	$15.136	$14.13	$12.581	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$18.164	$28.171	$26.583	$24.756	$24.297	$23.266	$18.778	$26.878
Accumulation unit value at end of period	$23.889	$18.164	$28.171	$26.583	$24.756	$24.297	$23.266	$18.778
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	$17.064	$15.641	$15.784	$13.583	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	$17.064	$15.641	$15.784	$13.583	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.226	$8.830	$8.620	$8.372	$8.298	$8.008	$7.752	$7.323
Accumulation unit value at end of period	$7.821	$7.226	$8.830	$8.62	$8.372	$8.298	$8.008	$7.752
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$15.716	$23.850	$21.545	$20.188	$18.843	$17.747	$14.224	$20.428
Accumulation unit value at end of period	$19.606	$15.716	$23.850	$21.545	$20.188	$18.843	$17.747	$14.224
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$7.503	$12.371	$12.414	$11.11	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$9.897	$7.503	$12.371	$12.414	$11.11	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$9.962	$19.564	$17.365	$14.026	$12.278	$10.716	$8.531	$10.628
Accumulation unit value at end of period	$13.079	$9.962	$19.564	$17.365	$14.026	$12.278	$10.716	$8.531
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$5.513	$7.716	$7.486	$6.905	$6.733	$6.412	$5.529	$6.629
Accumulation unit value at end of period	$6.692	$5.513	$7.716	$7.486	$6.905	$6.733	$6.412	$5.529
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.217	$1.534	$1.498	$1.461	$1.453	$1.414	$1.368	$1.288
Accumulation unit value at end of period	$1.289	$1.217	$1.534	$1.498	$1.461	$1.453	$1.414	$1.368
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$1.715	$2.620	$2.586	$2.103	$1.94	$1.565	$1.121	$1.286
Accumulation unit value at end of period	$2.188	$1.715	$2.620	$2.586	$2.103	$1.94	$1.565	$1.121
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.484	$2.407	$2.311	$2.256	$2.237	$2.193	$2.181	$2.053
Accumulation unit value at end of period	$2.640	$2.484	$2.407	$2.311	$2.256	$2.237	$2.193	$2.181
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$5.942	$7.945	$8.004	$7.368	$7.213	$6.526	$5.325	$5.432
Accumulation unit value at end of period	$8.179	$5.942	$7.945	$8.004	$7.368	$7.213	$6.526	$5.325
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.569	$3.117	$2.716	$2.2	$1.954	$1.68	$1.316	$1.547
Accumulation unit value at end of period	$1.995	$1.569	$3.117	$2.716	$2.2	$1.954	$1.68	$1.316
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.681	$2.687	$2.416	$2.128	$2.123	$1.961	$1.504	$1.8
Accumulation unit value at end of period	$2.072	$1.681	$2.687	$2.416	$2.128	$2.123	$1.961	$1.504
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.792	$2.767	$2.681	$2.605	$2.577	$2.597	$2.622	$2.631
Accumulation unit value at end of period	$2.755	$2.792	$2.767	$2.681	$2.605	$2.577	$2.597	$2.622
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.123	$2.261	$2.165	$2.092	$1.987	$1.82	$1.392	$2.128
Accumulation unit value at end of period	$1.552	$1.123	$2.261	$2.165	$2.092	$1.987	$1.82	$1.392
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.509	$0.962	$0.856	$0.864	$0.847	$0.845	$0.586	$0.925
Accumulation unit value at end of period	$0.803	$0.509	$0.962	$0.856	$0.864	$0.847	$0.845	$0.586
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$20.721	$29.564	$26.033	$24.669	$24.112	$23.252	$20.044	$22.334
Accumulation unit value at end of period	$26.306	$20.721	$29.564	$26.033	$24.669	$24.112	$23.252	$20.044
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$26.657	$47.162	$40.791	$37.132	$32.292	$28.441	$22.515	$25.26
Accumulation unit value at end of period	$35.572	$26.657	$47.162	$40.791	$37.132	$32.292	$28.441	$22.515
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$24.314	$43.121	$43.197	$36.549	$35.109	$32.016	$24.983	$30.592
Accumulation unit value at end of period	$31.129	$24.314	$43.121	$43.197	$36.549	$35.109	$32.016	$24.983
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$32.451	$62.469	$50.043	$47.629	$45.781	$45.04	$34.479	$50.17
Accumulation unit value at end of period	$40.934	$32.451	$62.469	$50.043	$47.629	$45.781	$45.04	$34.479
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$107.064	$172.833	$166.719	$146.502	$142.129	$130.68	$103.497	$135.379
Accumulation unit value at end of period	$133.285	$107.064	$172.833	$166.719	$146.502	$142.129	$130.68	$103.497
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$10.650	$14.857	$15.529	$13.483	$13.258	$12.147	$10	N/A
Accumulation unit value at end of period	$12.288	$10.650	$14.857	$15.529	$13.483	$13.258	$12.147	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$12.480	$18.948	$19.742	$17.162	$16.046	$13.188	$10	N/A
Accumulation unit value at end of period	$15.849	$12.480	$18.948	$19.742	$17.162	$16.046	$13.188	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.327	$12.978	$12.463	$11.709	$11.737	$10.872	$10	N/A
Accumulation unit value at end of period	$14.006	$11.327	$12.978	$12.463	$11.709	$11.737	$10.872	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.589	$10.955	$10.451	$10.218	$10.147	$9.974	$10	N/A
Accumulation unit value at end of period	$11.748	$11.589	$10.955	$10.451	$10.218	$10.147	$9.974	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.526	$10.932	$10.256	$10.186	$10.224	$9.955	$10	N/A
Accumulation unit value at end of period	$11.351	$11.526	$10.932	$10.256	$10.186	$10.224	$9.955	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$15.347	$21.816	$19.838	$16.395	$14.377	$12.371	$10	N/A
Accumulation unit value at end of period	$18.609	$15.347	$21.816	$19.838	$16.395	$14.377	$12.371	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$10.551	$17.062	$16.771	$14.407	$13.252	$11.967	$10	N/A
Accumulation unit value at end of period	$13.077	$10.551	$17.062	$16.771	$14.407	$13.252	$11.967	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$16.467	$35.410	$27.966	$22.203	$17.719	$14.45	$10	N/A
Accumulation unit value at end of period	$27.945	$16.467	$35.410	$27.966	$22.203	$17.719	$14.45	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$12.860	$26.775	$19.619	$14.651	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$21.751	$12.860	$26.775	$19.619	$14.651	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$8.064	$6.738	$4.655	$5.222
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	$8.064	$6.738	$4.655
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	$29.827	$24.917	$17.738	$16.013	$12.476	$12.96
Accumulation unit value at end of period	N/A	N/A	N/A	$29.827	$24.917	$17.738	$16.013	$12.476
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	—
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$8.230	$14.187	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.129	$8.230	$14.187	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$4.739	$11.886	$15.542	$13.573	$13.033	$12.197	$10	N/A
Accumulation unit value at end of period	$5.938	$4.739	$11.886	$15.542	$13.573	$13.033	$12.197	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period**	$10.618	$15.128	$13.756	$13.293	$12.5	$11.819	$10	N/A
Accumulation unit value at end of period	$13.330	$10.618	$15.128	$13.756	$13.293	$12.5	$11.819	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$13.959	$25.647	$27.615	$19.694	$17.532	$13.055	$10	N/A
Accumulation unit value at end of period	$18.052	$13.959	$25.647	$27.615	$19.694	$17.532	$13.055	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$15.865	$23.853	$20.109	$16.3	$14.188	$11.678	$10	N/A
Accumulation unit value at end of period	$17.929	$15.865	$23.853	$20.109	$16.3	$14.188	$11.678	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$8.234	$13.335	$12.906	$11.371	$11.07	$10.235	N/A	N/A
Accumulation unit value at end of period	$10.236	$8.234	$13.335	$12.906	$11.371	$11.07	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$8.598	$13.411	$12.350	$10.813	$10.746	$10.045	N/A	N/A
Accumulation unit value at end of period	$11.301	$8.598	$13.411	$12.35	$10.813	$10.746	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$8.529	$15.431	$13.387	$12.222	$11.188	$10.392	N/A	N/A
Accumulation unit value at end of period	$11.996	$8.529	$15.431	$13.387	$12.222	$11.188	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$8.955	$14.885	$14.718	$13.116	$11.39	$10.087	N/A	N/A
Accumulation unit value at end of period	$11.945	$8.955	$14.885	$14.718	$13.116	$11.39	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period***	$8.965	$14.132	$14.243	$12.409	$11.498	$10.268	N/A	N/A
Accumulation unit value at end of period	$11.274	$8.965	$14.132	$14.243	$12.409	$11.498	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$16.546	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.908	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$12.473	$21.630	$20.122	$16.768	$15.405	$13.236	$10	N/A
Accumulation unit value at end of period	N/A	$12.473	$21.630	$20.122	$16.768	$15.405	$13.236	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$11.941	$18.183	$18.051	$15.711	$14.629	$12.29	$10	N/A
Accumulation unit value at end of period	N/A	$11.941	$18.183	$18.051	$15.711	$14.629	$12.29	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$12.369	$18.495	$19.942	$17.634	$17.34	$13.868	$10.372	$13.464
Accumulation unit value at end of period	N/A	$12.369	$18.495	$19.942	$17.634	$17.34	$13.868	$10.372
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.124	$37.611	$34.607	$31.787	$29.945	$28.063	$25.024	$27.202
Accumulation unit value at end of period	$38.526	$31.124	$37.611	$34.607	$31.787	$29.945	$28.063	$25.024
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period*	$16.697	$28.171	$24.895	$22.731	$22.166	$21.57	$16.652	$23.045
Accumulation unit value at end of period	$22.386	$16.697	$28.171	$24.895	$22.731	$22.166	$21.57	$16.652
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period*	$22.008	$39.772	$33.146	$29.669	$26.866	$22.629	$17.034	$24.039
Accumulation unit value at end of period	$31.340	$22.008	$39.772	$33.146	$29.669	$26.866	$22.629	$17.034
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.143	$19.948	$18.931	$16.732	$15.468	$13.355	$10	N/A
Accumulation unit value at end of period	$18.484	$14.143	$19.948	$18.931	$16.732	$15.468	$13.355	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$11.035	$17.514	$18.973	$15.832	$15.566	$13.408	$10	N/A
Accumulation unit value at end of period	N/A	$11.035	$17.514	$18.973	$15.832	$15.566	$13.408	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Janus Aspen Worldwide Subaccount
Accumulation unit value at beginning of period*	$20.186	$37.100	$34.420	$29.613	$28.447	$27.612	$22.647	$30.918
Accumulation unit value at end of period	$27.332	$20.186	$37.100	$34.42	$29.613	$28.447	$27.612	$22.647
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$8.414	$15.748	$14.068	$13.286	$12.884	$12.291	$10	N/A
Accumulation unit value at end of period	$11.926	$8.414	$15.748	$14.068	$13.286	$12.884	$12.291	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$13.072	$22.281	$21.363	$18.511	$16.504	$14.12	$10	N/A
Accumulation unit value at end of period	$17.912	$13.072	$22.281	$21.363	$18.511	$16.504	$14.12	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$2.623	$12.451	$12.723	$11.846	$11.81	$11.047	$10	N/A
Accumulation unit value at end of period	$3.249	$2.623	$12.451	$12.723	$11.846	$11.81	$11.047	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$9.396	$15.571	$15.206	$13.475	$12.959	$12.076	$10	N/A
Accumulation unit value at end of period	$11.826	$9.396	$15.571	$15.206	$13.475	$12.959	$12.076	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$11.531	$18.916	$19.511	$17.305	$16.04	$13.688	$10	N/A
Accumulation unit value at end of period	$15.520	$11.531	$18.916	$19.511	$17.305	$16.04	$13.688	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Oppenheimer Small- & Mid-Cap Subaccount (formerly Oppenheimer MidCap Growth Subaccount)
Accumulation unit value at beginning of period**	$8.148	$16.316	$15.650	$15.497	$14.073	$11.984	$10	N/A
Accumulation unit value at end of period	$10.596	$8.148	$16.316	$15.65	$15.497	$14.073	$11.984	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$11.074	$13.170	$12.227	$11.595	$11.507	$10.793	$10	N/A
Accumulation unit value at end of period	$12.893	$11.074	$13.170	$12.227	$11.595	$11.507	$10.793	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$5.055	$4.889	$3.987	$5.744
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$5.055	$4.889	$3.987
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$1.601	$1.462	$1.121	$1.539
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$1.601	$1.462	$1.121
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—

Additional Contract Options Elected (0.45%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.75% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.75%

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Alger Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$33.233	$62.802	$53.280	$51.555	$46.821	$45.16	$33.996	$51.624
Accumulation unit value at end of period	$48.199	$33.233	$62.802	$53.28	$51.555	$46.821	$45.16	$33.996
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	—	2	2	1	1
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$19.499	$47.646	$36.853	$34.044	$31.54	$28.39	$19.545	$28.227
Accumulation unit value at end of period	$29.072	$19.499	$47.646	$36.853	$34.044	$31.54	$28.39	$19.545
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	2	4	4	4	3	1
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$29.731	$56.654	$49.173	$41.687	$36.288	$31.676	$22.642	$31.228
Accumulation unit value at end of period	$42.517	$29.731	$56.654	$49.173	$41.687	$36.288	$31.676	$22.642
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	1	1	1	1	2
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$5.286	$8.222	$8.372	$7.275	$7.075	$6.371	$5.011	$6.324
Accumulation unit value at end of period	$6.135	$5.286	$8.222	$8.372	$7.275	$7.075	$6.371	$5.011
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	3	4	1	4	8	4
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$7.559	$10.504	$11.268	$9.663	$9.36	$8.33	$6.573	$7.654
Accumulation unit value at end of period	$8.905	$7.559	$10.504	$11.268	$9.663	$9.36	$8.33	$6.573
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	3	3	2	2

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Credit Suisse Trust International Equity Flex III
Accumulation unit value at beginning of period*	$11.526	$25.949	$20.400	$15.663	$12.457	$10.146	$7.225	$8.313
Accumulation unit value at end of period	$17.175	$11.526	$25.949	$20.4	$15.663	$12.457	$10.146	$7.225
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	1	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$9.329	$15.939	$15.998	$15.117	$14.119	$12.577	$10	N/A
Accumulation unit value at end of period	$12.407	$9.329	$15.939	$15.998	$15.117	$14.119	$12.577	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$18.099	$28.084	$26.514	$24.704	$24.258	$23.24	$18.766	$26.875
Accumulation unit value at end of period	$23.792	$18.099	$28.084	$26.514	$24.704	$24.258	$23.24	$18.766
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	—	0	0	0	1
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	$17.033	$15.62	$15.771	$13.578	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	$17.033	$15.62	$15.771	$13.578	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.200	$8.802	$8.598	$8.354	$8.284	$7.999	$7.747	$7.322
Accumulation unit value at end of period	$7.789	$7.200	$8.802	$8.598	$8.354	$8.284	$7.999	$7.747
Number of accumulation units outstanding at end of period (000’s omitted)	2	1	0	—	1	1	1	1
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$15.660	$23.777	$21.489	$20.146	$18.813	$17.727	$14.215	$20.425
Accumulation unit value at end of period	$19.526	$15.660	$23.777	$21.489	$20.146	$18.813	$17.727	$14.215
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	1
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$7.490	$12.354	$12.403	$11.106	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$9.875	$7.490	$12.354	$12.403	$11.106	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$9.926	$19.504	$17.321	$13.996	$12.259	$10.704	$8.525	$10.626
Accumulation unit value at end of period	$13.026	$9.926	$19.504	$17.321	$13.996	$12.259	$10.704	$8.525
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	1	2	1	1
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$5.896	$8.256	$8.013	$7.396	$7.215	$6.875	$5.931	$7.114
Accumulation unit value at end of period	$7.153	$5.896	$8.256	$8.013	$7.396	$7.215	$6.875	$5.931
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	4	—	0	—	0	0
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.212	$1.529	$1.494	$1.458	$1.451	$1.412	$1.367	$1.288
Accumulation unit value at end of period	$1.284	$1.212	$1.529	$1.494	$1.458	$1.451	$1.412	$1.367
Number of accumulation units outstanding at end of period (000’s omitted)	6	6	42	54	41	41	1	10

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$1.709	$2.612	$2.579	$2.098	$1.937	$1.564	$1.12	$1.286
Accumulation unit value at end of period	$2.179	$1.709	$2.612	$2.579	$2.098	$1.937	$1.564	$1.12
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	10	15	21	16	9	5
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.475	$2.400	$2.305	$2.252	$2.233	$2.19	$2.18	$2.052
Accumulation unit value at end of period	$2.629	$2.475	$2.400	$2.305	$2.252	$2.233	$2.19	$2.18
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	25	40	40	40	158	196
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$6.078	$8.131	$8.195	$7.548	$7.392	$6.691	$5.463	$5.576
Accumulation unit value at end of period	$8.362	$6.078	$8.131	$8.195	$7.548	$7.392	$6.691	$5.463
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	0	0	0	0	0
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.563	$3.107	$2.709	$2.195	$1.95	$1.678	$1.315	$1.547
Accumulation unit value at end of period	$1.987	$1.563	$3.107	$2.709	$2.195	$1.95	$1.678	$1.315
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	4	7	7	7	7	6
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.675	$2.679	$2.409	$2.124	$2.119	$1.959	$1.503	$1.799
Accumulation unit value at end of period	$2.063	$1.675	$2.679	$2.409	$2.124	$2.119	$1.959	$1.503
Number of accumulation units outstanding at end of period (000’s omitted)	8	7	23	32	34	32	20	16
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.783	$2.759	$2.674	$2.599	$2.573	$2.594	$2.621	$2.63
Accumulation unit value at end of period	$2.744	$2.783	$2.759	$2.674	$2.599	$2.573	$2.594	$2.621
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	7	7	1	1	1	1
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.119	$2.254	$2.160	$2.088	$1.984	$1.818	$1.392	$2.128
Accumulation unit value at end of period	$1.546	$1.119	$2.254	$2.16	$2.088	$1.984	$1.818	$1.392
Number of accumulation units outstanding at end of period (000’s omitted)	6	5	6	7	6	6	3	10
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.507	$0.959	$0.854	$0.862	$0.846	$0.844	$0.586	$0.925
Accumulation unit value at end of period	$0.799	$0.507	$0.959	$0.854	$0.862	$0.846	$0.844	$0.586
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	—	0
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$20.647	$29.473	$25.966	$24.618	$24.074	$23.226	$20.031	$22.331
Accumulation unit value at end of period	$26.200	$20.647	$29.473	$25.966	$24.618	$24.074	$23.226	$20.031
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$26.562	$47.017	$40.686	$37.055	$32.24	$28.409	$22.501	$25.257
Accumulation unit value at end of period	$35.427	$26.562	$47.017	$40.686	$37.055	$32.24	$28.409	$22.501
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	2	1	1	1	0	1

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$24.227	$42.989	$43.086	$36.472	$35.053	$31.98	$24.967	$30.588
Accumulation unit value at end of period	$31.003	$24.227	$42.989	$43.086	$36.472	$35.053	$31.98	$24.967
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	2	3	3	3	2
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$32.335	$62.277	$49.914	$47.529	$45.708	$44.99	$34.458	$50.164
Accumulation unit value at end of period	$40.768	$32.335	$62.277	$49.914	$47.529	$45.708	$44.99	$34.458
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	0	0	1	0	0
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$106.683	$172.302	$166.288	$146.195	$141.901	$130.535	$103.433	$135.362
Accumulation unit value at end of period	$132.744	$106.683	$172.302	$166.288	$146.195	$141.901	$130.535	$103.433
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	0	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$10.620	$14.823	$15.501	$13.466	$13.247	$12.143	$10	N/A
Accumulation unit value at end of period	$12.248	$10.620	$14.823	$15.501	$13.466	$13.247	$12.143	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$12.445	$18.905	$19.706	$17.14	$16.033	$13.184	$10	N/A
Accumulation unit value at end of period	$15.797	$12.445	$18.905	$19.706	$17.14	$16.033	$13.184	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.296	$12.949	$12.441	$11.694	$11.727	$10.868	$10	N/A
Accumulation unit value at end of period	$13.960	$11.296	$12.949	$12.441	$11.694	$11.727	$10.868	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.557	$10.930	$10.432	$10.205	$10.139	$9.97	$10	N/A
Accumulation unit value at end of period	$11.710	$11.557	$10.930	$10.432	$10.205	$10.139	$9.97	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	2	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.494	$10.907	$10.238	$10.173	$10.216	$9.951	$10	N/A
Accumulation unit value at end of period	$11.314	$11.494	$10.907	$10.238	$10.173	$10.216	$9.951	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	2	—	—	2	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$15.304	$21.766	$19.803	$16.373	$14.365	$12.367	$10	N/A
Accumulation unit value at end of period	$18.548	$15.304	$21.766	$19.803	$16.373	$14.365	$12.367	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	—	—	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$10.522	$17.023	$16.740	$14.388	$13.241	$11.963	$10	N/A
Accumulation unit value at end of period	$13.034	$10.522	$17.023	$16.74	$14.388	$13.241	$11.963	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$16.421	$35.329	$27.915	$22.174	$17.705	$14.445	$10	N/A
Accumulation unit value at end of period	$27.853	$16.421	$35.329	$27.915	$22.174	$17.705	$14.445	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$12.840	$26.747	$19.608	$14.65	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$21.707	$12.840	$26.747	$19.608	$14.65	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$8.051	$6.731	$4.652	$5.221
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	$8.051	$6.731	$4.652
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	$29.750	$24.865	$17.71	$15.995	$12.468	$12.958
Accumulation unit value at end of period	N/A	N/A	N/A	$29.75	$24.865	$17.71	$15.995	$12.468
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	0	—	—	0
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$8.222	$14.181	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.112	$8.222	$14.181	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$4.726	$11.858	$15.514	$13.555	$13.023	$12.193	$10	N/A
Accumulation unit value at end of period	$5.919	$4.726	$11.858	$15.514	$13.555	$13.023	$12.193	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period**	$10.588	$15.093	$13.731	$13.276	$12.49	$11.815	$10	N/A
Accumulation unit value at end of period	$13.286	$10.588	$15.093	$13.731	$13.276	$12.49	$11.815	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$13.920	$25.588	$27.566	$19.668	$17.517	$13.051	$10	N/A
Accumulation unit value at end of period	$17.993	$13.920	$25.588	$27.566	$19.668	$17.517	$13.051	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	1	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$15.821	$23.798	$20.073	$16.279	$14.176	$11.675	$10	N/A
Accumulation unit value at end of period	$17.870	$15.821	$23.798	$20.073	$16.279	$14.176	$11.675	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$8.213	$13.309	$12.886	$11.36	$11.065	$10.233	N/A	N/A
Accumulation unit value at end of period	$10.206	$8.213	$13.309	$12.886	$11.36	$11.065	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Index Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$8.576	$13.384	$12.331	$10.802	$10.741	$10.044	N/A	N/A
Accumulation unit value at end of period	$11.268	$8.576	$13.384	$12.331	$10.802	$10.741	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	2	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$8.508	$15.400	$13.367	$12.209	$11.182	$10.39	N/A	N/A
Accumulation unit value at end of period	$11.960	$8.508	$15.400	$13.367	$12.209	$11.182	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$8.933	$14.856	$14.696	$13.102	$11.385	$10.085	N/A	N/A
Accumulation unit value at end of period	$11.910	$8.933	$14.856	$14.696	$13.102	$11.385	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period***	$8.942	$14.104	$14.222	$12.397	$11.492	$10.266	N/A	N/A
Accumulation unit value at end of period	$11.240	$8.942	$14.104	$14.222	$12.397	$11.492	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	1	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$16.492	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.847	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$12.438	$21.580	$20.086	$16.746	$15.392	$13.231	$10	N/A
Accumulation unit value at end of period	N/A	$12.438	$21.580	$20.086	$16.746	$15.392	$13.231	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	—	—	3	3	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$11.908	$18.141	$18.018	$15.69	$14.617	$12.286	$10	N/A
Accumulation unit value at end of period	N/A	$11.908	$18.141	$18.018	$15.69	$14.617	$12.286	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	1	1	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$12.325	$18.438	$19.891	$17.597	$17.313	$13.853	$10.365	$13.462
Accumulation unit value at end of period	N/A	$12.325	$18.438	$19.891	$17.597	$17.313	$13.853	$10.365
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	1	1	2	1
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.013	$37.495	$34.518	$31.72	$29.897	$28.031	$25.008	$27.199
Accumulation unit value at end of period	$38.370	$31.013	$37.495	$34.518	$31.72	$29.897	$28.031	$25.008
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	1	1	0	2
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period*	$16.638	$28.084	$24.831	$22.683	$22.131	$21.546	$16.642	$23.042
Accumulation unit value at end of period	$22.296	$16.638	$28.084	$24.831	$22.683	$22.131	$21.546	$16.642
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	1	1	3	3
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period*	$21.929	$39.649	$33.060	$29.607	$26.823	$22.604	$17.023	$24.036
Accumulation unit value at end of period	$31.213	$21.929	$39.649	$33.06	$29.607	$26.823	$22.604	$17.023
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	—	1	1	1	1	1
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.103	$19.902	$18.897	$16.71	$15.455	$13.35	$10	N/A
Accumulation unit value at end of period	$18.423	$14.103	$19.902	$18.897	$16.71	$15.455	$13.35	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	0	0	—	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$11.004	$17.473	$18.938	$15.811	$15.554	$13.403	$10	N/A
Accumulation unit value at end of period	N/A	$11.004	$17.473	$18.938	$15.811	$15.554	$13.403	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	0	0	—	N/A
Janus Aspen Worldwide Subaccount
Accumulation unit value at beginning of period*	$20.114	$36.986	$34.331	$29.551	$28.401	$27.581	$22.633	$30.914
Accumulation unit value at end of period	$27.221	$20.114	$36.986	$34.331	$29.551	$28.401	$27.581	$22.633
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—		0	0	0	1
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$8.390	$15.712	$14.042	$13.268	$12.874	$12.287	$10	N/A
Accumulation unit value at end of period	$11.887	$8.390	$15.712	$14.042	$13.268	$12.874	$12.287	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$13.036	$22.230	$21.324	$18.486	$16.49	$14.115	$10	N/A
Accumulation unit value at end of period	$17.853	$13.036	$22.230	$21.324	$18.486	$16.49	$14.115	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	4	1	1	1	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$2.616	$12.422	$12.700	$11.83	$11.8	$11.043	$10	N/A
Accumulation unit value at end of period	$3.238	$2.616	$12.422	$12.7	$11.83	$11.8	$11.043	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$9.370	$15.535	$15.178	$13.457	$12.949	$12.072	$10	N/A
Accumulation unit value at end of period	$11.787	$9.370	$15.535	$15.178	$13.457	$12.949	$12.072	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	3	3	3	3	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$11.499	$18.873	$19.476	$17.283	$16.027	$13.684	$10	N/A
Accumulation unit value at end of period	$15.469	$11.499	$18.873	$19.476	$17.283	$16.027	$13.684	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	—	—	0	0	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Oppenheimer Small- & Mid-Cap Subaccount (formerly Oppenheimer MidCap Growth Subaccount)
Accumulation unit value at beginning of period**	$8.125	$16.278	$15.622	$15.476	$14.061	$11.98	$10	N/A
Accumulation unit value at end of period	$10.561	$8.125	$16.278	$15.622	$15.476	$14.061	$11.98	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$11.043	$13.140	$12.205	$11.58	$11.497	$10.789	$10	N/A
Accumulation unit value at end of period	$12.851	$11.043	$13.140	$12.205	$11.58	$11.497	$10.789	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	5	9	11	—	—	1	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$5.054	$4.891	$3.99	$5.751
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$5.054	$4.891	$3.99
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	0	0	0
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$1.598	$1.461	$1.12	$1.538
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$1.598	$1.461	$1.12
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	21

Additional Contract Options Elected (0.45%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.75% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.75%

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Alger Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$33.233	$62.802	$53.280	$51.555	$46.821	$45.16	$33.996	$51.624
Accumulation unit value at end of period	$48.199	$33.233	$62.802	$53.28	$51.555	$46.821	$45.16	$33.996
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	0	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$19.499	$47.646	$36.853	$34.044	$31.54	$28.39	$19.545	$28.227
Accumulation unit value at end of period	$29.072	$19.499	$47.646	$36.853	$34.044	$31.54	$28.39	$19.545
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$29.731	$56.654	$49.173	$41.687	$36.288	$31.676	$22.642	$31.228
Accumulation unit value at end of period	$42.517	$29.731	$56.654	$49.173	$41.687	$36.288	$31.676	$22.642
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$5.286	$8.222	$8.372	$7.275	$7.075	$6.371	$5.011	$6.324
Accumulation unit value at end of period	$6.135	$5.286	$8.222	$8.372	$7.275	$7.075	$6.371	$5.011
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	0	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$7.559	$10.504	$11.268	$9.663	$9.36	$8.33	$6.573	$7.654
Accumulation unit value at end of period	$8.905	$7.559	$10.504	$11.268	$9.663	$9.36	$8.33	$6.573
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	0	0
Credit Suisse Trust International Equity Flex III Subaccount
Accumulation unit value at beginning of period*	$11.526	$25.949	$20.400	$15.663	$12.457	$10.146	$7.225	$8.313
Accumulation unit value at end of period	$17.175	$11.526	$25.949	$20.4	$15.663	$12.457	$10.146	$7.225
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$9.329	$15.939	$15.998	$15.117	$14.119	$12.577	$10	N/A
Accumulation unit value at end of period	$12.407	$9.329	$15.939	$15.998	$15.117	$14.119	$12.577	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$18.099	$28.084	$26.514	$24.704	$24.258	$23.24	$18.766	$26.875
Accumulation unit value at end of period	$23.792	$18.099	$28.084	$26.514	$24.704	$24.258	$23.24	$18.766
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	$17.033	$15.62	$15.771	$13.578	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	$17.033	$15.62	$15.771	$13.578	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.200	$8.802	$8.598	$8.354	$8.284	$7.999	$7.747	$7.322
Accumulation unit value at end of period	$7.789	$7.200	$8.802	$8.598	$8.354	$8.284	$7.999	$7.747
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	0	0
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$15.660	$23.777	$21.489	$20.146	$18.813	$17.727	$14.215	$20.425
Accumulation unit value at end of period	$19.526	$15.660	$23.777	$21.489	$20.146	$18.813	$17.727	$14.215
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$7.490	$12.354	$12.403	$11.106	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$9.875	$7.490	$12.354	$12.403	$11.106	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$9.926	$19.504	$17.321	$13.996	$12.259	$10.704	$8.525	$10.626
Accumulation unit value at end of period	$13.026	$9.926	$19.504	$17.321	$13.996	$12.259	$10.704	$8.525
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	0	0
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount
Accumulation unit value at beginning of period*	$5.494	$7.693	$7.466	$6.891	$6.722	$6.405	$5.526	$6.628
Accumulation unit value at end of period	$6.664	$5.494	$7.693	$7.466	$6.891	$6.722	$6.405	$5.526
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.212	$1.529	$1.494	$1.458	$1.451	$1.412	$1.367	$1.288
Accumulation unit value at end of period	$1.284	$1.212	$1.529	$1.494	$1.458	$1.451	$1.412	$1.367
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$1.709	$2.612	$2.579	$2.098	$1.937	$1.564	$1.12	$1.286
Accumulation unit value at end of period	$2.179	$1.709	$2.612	$2.579	$2.098	$1.937	$1.564	$1.12
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	5	5	4	3	2
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.475	$2.400	$2.305	$2.252	$2.233	$2.19	$2.18	$2.052
Accumulation unit value at end of period	$2.629	$2.475	$2.400	$2.305	$2.252	$2.233	$2.19	$2.18
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$5.921	$7.921	$7.983	$7.353	$7.201	$6.518	$5.322	$5.432
Accumulation unit value at end of period	$8.146	$5.921	$7.921	$7.983	$7.353	$7.201	$6.518	$5.322
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.563	$3.107	$2.709	$2.195	$1.95	$1.678	$1.315	$1.547
Accumulation unit value at end of period	$1.987	$1.563	$3.107	$2.709	$2.195	$1.95	$1.678	$1.315
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.675	$2.679	$2.409	$2.124	$2.119	$1.959	$1.503	$1.799
Accumulation unit value at end of period	$2.063	$1.675	$2.679	$2.409	$2.124	$2.119	$1.959	$1.503
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	4	4	3	2	1
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.783	$2.759	$2.674	$2.599	$2.573	$2.594	$2.621	$2.63
Accumulation unit value at end of period	$2.744	$2.783	$2.759	$2.674	$2.599	$2.573	$2.594	$2.621
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	1
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.119	$2.254	$2.160	$2.088	$1.984	$1.818	$1.392	$2.128
Accumulation unit value at end of period	$1.546	$1.119	$2.254	$2.16	$2.088	$1.984	$1.818	$1.392
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.507	$0.959	$0.854	$0.862	$0.846	$0.844	$0.586	$0.925
Accumulation unit value at end of period	$0.799	$0.507	$0.959	$0.854	$0.862	$0.846	$0.844	$0.586
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$20.647	$29.473	$25.966	$24.618	$24.074	$23.226	$20.031	$22.331
Accumulation unit value at end of period	$26.200	$20.647	$29.473	$25.966	$24.618	$24.074	$23.226	$20.031
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	0	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$26.562	$47.017	$40.686	$37.055	$32.24	$28.409	$22.501	$25.257
Accumulation unit value at end of period	$35.427	$26.562	$47.017	$40.686	$37.055	$32.24	$28.409	$22.501
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	0	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$24.227	$42.989	$43.086	$37.055	$35.053	$31.98	$24.967	$30.588
Accumulation unit value at end of period	$31.003	$24.227	$42.989	$43.086	$36.472	$35.053	$31.98	$24.967
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	0	0
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$32.335	$62.277	$49.914	$47.529	$45.708	$44.99	$34.458	$50.164
Accumulation unit value at end of period	$40.768	$32.335	$62.277	$49.914	$47.529	$45.708	$44.99	$34.458
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	0	0
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$106.683	$172.302	$166.288	$146.195	$141.901	$130.535	$103.433	$135.362
Accumulation unit value at end of period	$132.744	$106.683	$172.302	$166.288	$146.195	$141.901	$130.535	$103.433
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$10.620	$14.823	$15.501	$13.466	$13.247	$12.143	$10	N/A
Accumulation unit value at end of period	$12.248	$10.620	$14.823	$15.501	$13.466	$13.247	$12.143	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$12.445	$18.905	$19.706	$17.14	$16.033	$13.184	$10	N/A
Accumulation unit value at end of period	$15.797	$12.445	$18.905	$19.706	$17.14	$16.033	$13.184	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.296	$12.949	$12.441	$11.694	$11.727	$10.868	$10	N/A
Accumulation unit value at end of period	$13.960	$11.296	$12.949	$12.441	$11.694	$11.727	$10.868	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.557	$10.930	$10.432	$10.205	$10.139	$9.97	$10	N/A
Accumulation unit value at end of period	$11.710	$11.557	$10.930	$10.432	$10.205	$10.139	$9.97	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.494	$10.907	$10.238	$10.173	$10.216	$9.951	$10	N/A
Accumulation unit value at end of period	$11.314	$11.494	$10.907	$10.238	$10.173	$10.216	$9.951	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$15.304	$21.766	$19.803	$16.373	$14.365	$12.367	$10	N/A
Accumulation unit value at end of period	$18.548	$15.304	$21.766	$19.803	$16.373	$14.365	$12.367	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$10.522	$17.023	$16.740	$14.388	$13.241	$11.963	$10	N/A
Accumulation unit value at end of period	$13.034	$10.522	$17.023	$16.74	$14.388	$13.241	$11.963	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$16.421	$35.329	$27.915	$22.174	$17.705	$14.445	$10	N/A
Accumulation unit value at end of period	$27.853	$16.421	$35.329	$27.915	$22.174	$17.705	$14.445	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—		—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$12.840	$26.747	$19.608	$14.65	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$21.707	$12.840	$26.747	$19.608	$14.65	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$8.051	$6.731	$4.652	$5.221
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	$8.051	$6.731	$4.652
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	$29.750	$24.865	$17.71	$15.995	$12.468	$12.958
Accumulation unit value at end of period	N/A	N/A	N/A	$29.75	$24.865	$17.71	$15.995	$12.468
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	—
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$8.222	$14.181	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.112	$8.222	$14.181	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$4.726	$11.858	$15.514	$13.555	$13.023	$12.193	$10	N/A
Accumulation unit value at end of period	$5.919	$4.726	$11.858	$15.514	$13.555	$13.023	$12.193	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period**	$10.588	$15.093	$13.731	$13.276	$12.49	$11.815	$10	N/A
Accumulation unit value at end of period	$13.286	$10.588	$15.093	$13.731	$13.276	$12.49	$11.815	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$13.920	$25.588	$27.566	$19.668	$17.517	$13.051	$10	N/A
Accumulation unit value at end of period	$17.993	$13.920	$25.588	$27.566	$19.668	$17.517	$13.051	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$15.821	$23.798	$20.073	$16.279	$14.176	$11.675	$10	N/A
Accumulation unit value at end of period	$17.870	$15.821	$23.798	$20.073	$16.279	$14.176	$11.675	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$8.213	$13.309	$12.886	$11.36	$11.065	$10.233	N/A	N/A
Accumulation unit value at end of period	$10.206	$8.213	$13.309	$12.886	$11.36	$11.065	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$8.576	$13.384	$12.331	$10.802	$10.741	$10.044	N/A	N/A
Accumulation unit value at end of period	$11.268	$8.576	$13.384	$12.331	$10.802	$10.741	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$8.508	$15.400	$13.367	$12.209	$11.182	$10.39	N/A	N/A
Accumulation unit value at end of period	$11.960	$8.508	$15.400	$13.367	$12.209	$11.182	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$8.933	$14.856	$14.696	$13.102	$11.385	$10.085	N/A	N/A
Accumulation unit value at end of period	$11.910	$8.933	$14.856	$14.696	$13.102	$11.385	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period***	$8.942	$14.104	$14.222	$12.397	$11.492	$10.266	N/A	N/A
Accumulation unit value at end of period	$11.240	$8.942	$14.104	$14.222	$12.397	$11.492	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$16.492	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.847	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$12.438	$21.580	$20.086	$16.746	$15.392	$13.231	$10	N/A
Accumulation unit value at end of period	N/A	$12.438	$21.580	$20.086	$16.746	$15.392	$13.231	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$11.908	$18.141	$18.018	$15.69	$14.617	$12.286	$10	N/A
Accumulation unit value at end of period	N/A	$11.908	$18.141	$18.018	$15.69	$14.617	$12.286	N/A
Number of accumulation units outstanding at end of period	—	—	—	—	—	—	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$12.325	$18.438	$19.891	$17.597	$17.313	$13.853	$10.365	$13.462
Accumulation unit value at end of period	N/A	$12.325	$18.438	$19.891	$17.597	$17.313	$13.853	$10.365
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	0
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$31.013	$37.495	$34.518	$31.72	$29.897	$28.031	$25.008	$27.199
Accumulation unit value at end of period	$38.370	$31.013	$37.495	$34.518	$31.72	$29.897	$28.031	$25.008
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period*	$16.638	$28.084	$24.831	$22.683	$22.131	$21.546	$16.642	$23.042
Accumulation unit value at end of period	$22.296	$16.638	$28.084	$24.831	$22.683	$22.131	$21.546	$16.642
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period*	$21.929	$39.649	$33.060	$29.607	$26.823	$22.604	$17.023	$24.036
Accumulation unit value at end of period	$31.213	$21.929	$39.649	$33.06	$29.607	$26.823	$22.604	$17.023
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.103	$19.902	$18.897	$16.71	$15.455	$13.35	$10	N/A
Accumulation unit value at end of period	$18.423	$14.103	$19.902	$18.897	$16.71	$15.455	$13.35	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$11.004	$17.473	$18.938	$15.811	$15.554	$13.403	$10	N/A
Accumulation unit value at end of period	N/A	$11.004	$17.473	$18.938	$15.811	$15.554	$13.403	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Janus Aspen Worldwide Subaccount
Accumulation unit value at beginning of period*	$20.114	$36.986	$34.331	$29.551	$28.401	$27.581	$22.633	$30.914
Accumulation unit value at end of period	$27.221	$20.114	$36.986	$34.331	$29.551	$28.401	$27.581	$22.633
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$8.390	$15.712	$14.042	$13.268	$12.874	$12.287	$10	N/A
Accumulation unit value at end of period	$11.887	$8.390	$15.712	$14.042	$13.268	$12.874	$12.287	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$13.036	$22.230	$21.324	$18.486	$16.49	$14.115	$10	N/A
Accumulation unit value at end of period	$17.853	$13.036	$22.230	$21.324	$18.486	$16.49	$14.115	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$2.616	$12.422	$12.700	$11.83	$11.8	$11.043	$10	N/A
Accumulation unit value at end of period	$3.238	$2.616	$12.422	$12.7	$11.83	$11.8	$11.043	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$9.370	$15.535	$15.178	$13.457	$12.949	$12.072	$10	N/A
Accumulation unit value at end of period	$11.787	$9.370	$15.535	$15.178	$13.457	$12.949	$12.072	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$11.499	$18.873	$19.476	$17.283	$16.027	$13.684	$10	N/A
Accumulation unit value at end of period	$15.469	$11.499	$18.873	$19.476	$17.283	$16.027	$13.684	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Small- & Mid-Cap Subaccount (formerly Oppenheimer MidCap Growth Subaccount)
Accumulation unit value at beginning of period**	$8.125	$16.278	$15.622	$15.476	$14.061	$11.98	$10	N/A
Accumulation unit value at end of period	$10.561	$8.125	$16.278	$15.622	$15.476	$14.061	$11.98	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$11.043	$13.140	$12.205	$11.58	$11.497	$10.789	$10	N/A
Accumulation unit value at end of period	$12.851	$11.043	$13.140	$12.205	$11.58	$11.497	$10.789	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$5.046	$4.884	$3.984	$5.743
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$5.046	$4.884	$3.984
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$1.598	$1.461	$1.12	$1.538
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$1.598	$1.461	$1.12
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—

Additional Contract Options Elected (0.55%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.85% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.85%

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Alger Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$32.997	$62.417	$53.006	$51.34	$46.671	$45.06	$33.954	$51.61
Accumulation unit value at end of period	$47.810	$32.997	$62.417	$53.006	$51.34	$46.671	$45.06	$33.954
Number of accumulation units outstanding at end of period (000’s omitted)	2	1	1	3	3	2	2	1
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$19.360	$47.354	$36.664	$33.902	$31.439	$28.327	$19.521	$28.219
Accumulation unit value at end of period	$28.837	$19.360	$47.354	$36.664	$33.902	$31.439	$28.327	$19.521
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	3	2	3	3	2	1
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$29.519	$56.307	$48.920	$41.513	$36.172	$31.606	$22.614	$31.221
Accumulation unit value at end of period	$42.173	$29.519	$56.307	$48.92	$41.513	$36.172	$31.606	$22.614
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$5.248	$8.172	$8.329	$7.245	$7.052	$6.357	$5.005	$6.323
Accumulation unit value at end of period	$6.085	$5.248	$8.172	$8.329	$7.245	$7.052	$6.357	$5.005
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	6	5	5	5	5	7
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$7.505	$10.440	$11.210	$9.622	$9.33	$8.312	$6.564	$7.652
Accumulation unit value at end of period	$8.833	$7.505	$10.440	$11.21	$9.622	$9.33	$8.312	$6.564
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	6	14	12	12	9	6
Credit Suisse Trust International Equity Flex III Subaccount
Accumulation unit value at beginning of period*	$11.444	$25.790	$20.295	$15.598	$12.417	$10.123	$7.216	$8.311
Accumulation unit value at end of period	$17.036	$11.444	$25.790	$20.295	$15.598	$12.417	$10.123	$7.216
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$9.277	$15.866	$15.940	$15.077	$14.096	$12.569	$10	N/A
Accumulation unit value at end of period	$12.623	$9.277	$15.866	$15.94	$15.077	$14.096	$12.569	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	0	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$17.970	$27.912	$26.377	$24.601	$24.18	$23.189	$18.743	$26.868
Accumulation unit value at end of period	$23.600	$17.970	$27.912	$26.377	$24.601	$24.18	$23.189	$18.743
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	$16.972	$15.579	$15.745	$13.57	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	$16.972	$15.579	$15.745	$13.57	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.149	$8.748	$8.554	$8.319	$8.258	$7.982	$7.738	$7.32
Accumulation unit value at end of period	$7.726	$7.149	$8.748	$8.554	$8.319	$8.258	$7.982	$7.738
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0	0	0	1
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$15.549	$23.631	$21.379	$20.062	$18.752	$17.688	$14.197	$20.42
Accumulation unit value at end of period	$19.368	$15.549	$23.631	$21.379	$20.062	$18.752	$17.688	$14.197
Number of accumulation units outstanding at end of period (000’s omitted)	0	2	—	—	2	1	1	2
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$7.463	$12.322	$12.383	$11.099	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$9.829	$7.463	$12.322	$12.383	$11.099	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	2	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$9.856	$19.384	$17.231	$13.938	$12.219	$10.68	$8.515	$10.624
Accumulation unit value at end of period	$12.920	$9.856	$19.384	$17.231	$13.938	$12.219	$10.68	$8.515
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	2	6	5	4	2	2
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$5.854	$8.206	$7.972	$7.365	$7.192	$6.859	$5.924	$7.112
Accumulation unit value at end of period	$7.095	$5.854	$8.206	$7.972	$7.365	$7.192	$6.859	$5.924
Number of accumulation units outstanding at end of period (000’s omitted)	4	0	6	5	4	6	4	1
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.204	$1.520	$1.486	$1.452	$1.446	$1.409	$1.365	$1.287
Accumulation unit value at end of period	$1.273	$1.204	$1.520	$1.486	$1.452	$1.446	$1.409	$1.365
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	1	1	12	12	0	0
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$1.697	$2.596	$2.566	$2.09	$1.93	$1.56	$1.119	$1.285
Accumulation unit value at end of period	$2.161	$1.697	$2.596	$2.566	$2.09	$1.93	$1.56	$1.119
Number of accumulation units outstanding at end of period (000’s omitted)	13	12	21	40	36	30	22	22
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.458	$2.385	$2.293	$2.242	$2.226	$2.186	$2.177	$2.052
Accumulation unit value at end of period	$2.608	$2.458	$2.385	$2.293	$2.242	$2.226	$2.186	$2.177
Number of accumulation units outstanding at end of period (000’s omitted)	26	27	18	36	36	36	56	74
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$6.035	$8.081	$8.153	$7.516	$7.369	$6.676	$5.456	$5.574
Accumulation unit value at end of period	$8.294	$6.035	$8.081	$8.153	$7.516	$7.369	$6.676	$5.456
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	3	2	2	1	1
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.552	$3.088	$2.695	$2.186	$1.944	$1.675	$1.314	$1.547
Accumulation unit value at end of period	$1.971	$1.552	$3.088	$2.695	$2.186	$1.944	$1.675	$1.314
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	4	13	11	10	6	5

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.663	$2.663	$2.397	$2.115	$2.113	$1.955	$1.502	$1.799
Accumulation unit value at end of period	$2.047	$1.663	$2.663	$2.397	$2.115	$2.113	$1.955	$1.502
Number of accumulation units outstanding at end of period (000’s omitted)	14	21	11	15	14	13	13	16
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.763	$2.742	$2.660	$2.589	$2.564	$2.588	$2.617	$2.63
Accumulation unit value at end of period	$2.722	$2.763	$2.742	$2.66	$2.589	$2.564	$2.588	$2.617
Number of accumulation units outstanding at end of period (000’s omitted)	5	4	1	0	1	0	5	5
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.111	$2.240	$2.149	$2.079	$1.977	$1.814	$1.39	$2.128
Accumulation unit value at end of period	$1.533	$1.111	$2.240	$2.149	$2.079	$1.977	$1.814	$1.39
Number of accumulation units outstanding at end of period (000’s omitted)	13	12	11	13	13	11	16	4
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.503	$0.953	$0.850	$0.859	$0.843	$0.843	$0.585	$0.925
Accumulation unit value at end of period	$0.793	$0.503	$0.953	$0.85	$0.859	$0.843	$0.843	$0.585
Number of accumulation units outstanding at end of period (000’s omitted)	9	9	8	7	25	19	14	7
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$20.500	$29.292	$25.832	$24.515	$23.997	$23.174	$20.007	$22.326
Accumulation unit value at end of period	$25.988	$20.500	$29.292	$25.832	$24.515	$23.997	$23.174	$20.007
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	0	0	0	1	0
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$26.373	$46.728	$40.477	$36.9	$32.137	$28.346	$22.473	$25.25
Accumulation unit value at end of period	$35.141	$26.373	$46.728	$40.477	$36.9	$32.137	$28.346	$22.473
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	4	4	4	3	2
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$24.055	$42.725	$42.864	$36.32	$34.941	$31.91	$24.936	$30.581
Accumulation unit value at end of period	$30.752	$24.055	$42.725	$42.864	$36.32	$34.941	$31.91	$24.936
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	5	5	4	4	3	2
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$32.105	$61.895	$49.657	$47.331	$45.562	$44.89	$34.415	$50.151
Accumulation unit value at end of period	$40.439	$32.105	$61.895	$49.657	$47.331	$45.562	$44.89	$34.415
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	2	2	2	1	1
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$105.924	$171.245	$165.432	$145.585	$141.447	$130.245	$103.305	$135.328
Accumulation unit value at end of period	$131.671	$105.924	$171.245	$165.432	$145.585	$141.447	$130.245	$103.305
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	1	1	1	0	0

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$10.561	$14.755	$15.445	$13.43	$13.225	$12.136	$10	N/A
Accumulation unit value at end of period	$12.168	$10.561	$14.755	$15.445	$13.43	$13.225	$12.136	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	3	2	3	0	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$12.376	$18.818	$19.636	$17.095	$16.007	$13.175	$10	N/A
Accumulation unit value at end of period	$15.693	$12.376	$18.818	$19.636	$17.095	$16.007	$13.175	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	0	1	1	1	—	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.233	$12.889	$12.396	$11.663	$11.708	$10.861	$10	N/A
Accumulation unit value at end of period	$13.869	$11.233	$12.889	$12.396	$11.663	$11.708	$10.861	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	0	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.493	$10.879	$10.395	$10.178	$10.122	$9.964	$10	N/A
Accumulation unit value at end of period	$11.633	$11.493	$10.879	$10.395	$10.178	$10.122	$9.964	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	1	—	—	—	0	—	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.430	$10.857	$10.201	$10.146	$10.199	$9.945	$10	N/A
Accumulation unit value at end of period	$11.240	$11.430	$10.857	$10.201	$10.146	$10.199	$9.945	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	2	—	—	—	0	—	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$15.219	$21.666	$19.731	$16.33	$14.342	$12.359	$10	N/A
Accumulation unit value at end of period	$18.427	$15.219	$21.666	$19.731	$16.33	$14.342	$12.359	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	3	2	2	2	2	1	—	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$10.463	$16.945	$16.680	$14.35	$13.22	$11.955	$10	N/A
Accumulation unit value at end of period	$12.949	$10.463	$16.945	$16.68	$14.35	$13.22	$11.955	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	—	—	—	—	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$16.329	$35.168	$27.815	$22.116	$17.676	$14.436	$10	N/A
Accumulation unit value at end of period	$27.672	$16.329	$35.168	$27.815	$22.116	$17.676	$14.436	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$12.801	$26.693	$19.588	$14.649	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$21.620	$12.801	$26.693	$19.588	$14.649	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$8.025	$6.716	$4.646	$5.22
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	$8.025	$6.716	$4.646
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	0	0	0
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	$29.596	$24.761	$17.653	$15.959	$12.453	$12.955
Accumulation unit value at end of period	N/A	N/A	N/A	$29.596	$24.761	$17.653	$15.959	$12.453
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	0	0	0	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$8.206	$14.167	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.080	$8.206	$14.167	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	1	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$4.700	$11.804	$15.458	$13.52	$13.001	$12.185	$10	N/A
Accumulation unit value at end of period	$5.880	$4.700	$11.804	$15.458	$13.52	$13.001	$12.185	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period**	$10.529	$15.024	$13.682	$13.241	$12.469	$11.807	$10	N/A
Accumulation unit value at end of period	$13.199	$10.529	$15.024	$13.682	$13.241	$12.469	$11.807	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$13.842	$25.471	$27.467	$19.616	$17.489	$13.042	$10	N/A
Accumulation unit value at end of period	$17.876	$13.842	$25.471	$27.467	$19.616	$17.489	$13.042	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	—	—	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$15.733	$23.689	$20.001	$16.236	$14.153	$11.667	$10	N/A
Accumulation unit value at end of period	$17.754	$15.733	$23.689	$20.001	$16.236	$14.153	$11.667	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$8.173	$13.256	$12.848	$11.337	$11.053	$10.229	N/A	N/A
Accumulation unit value at end of period	$10.145	$8.173	$13.256	$12.848	$11.337	$11.053	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Index Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$8.534	$13.331	$12.295	$10.781	$10.73	$10.04	N/A	N/A
Accumulation unit value at end of period	$11.201	$8.534	$13.331	$12.295	$10.781	$10.73	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$8.466	$14.797	$14.652	$12.185	$11.171	$10.386	N/A	N/A
Accumulation unit value at end of period	$11.889	$8.466	$14.797	$14.652	$12.185	$11.171	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$8.888	$15.339	$13.327	$13.076	$11.373	$10.081	N/A	N/A
Accumulation unit value at end of period	$11.839	$8.888	$15.339	$13.327	$13.076	$11.373	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	2	2	—	N/A	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period***	$8.898	$14.048	$14.179	$12.372	$11.481	$10.262	N/A	N/A
Accumulation unit value at end of period	$11.174	$8.898	$14.048	$14.179	$12.372	$11.481	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$16.384	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.727	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$12.369	$21.482	$20.014	$16.702	$15.367	$13.223	$10	N/A
Accumulation unit value at end of period	N/A	$12.369	$21.482	$20.014	$16.702	$15.367	$13.223	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	2	1	—	0	0	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$11.842	$18.058	$17.953	$15.649	$14.593	$12.278	$10	N/A
Accumulation unit value at end of period	N/A	$11.842	$18.058	$17.953	$15.649	$14.593	$12.278	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$12.237	$18.325	$19.788	$17.524	$17.257	$13.822	$10.353	$13.459
Accumulation unit value at end of period	N/A	$12.237	$18.325	$19.788	$17.524	$17.257	$13.822	$10.353
Number of accumulation units outstanding at end of period (000’s omitted)	—	3	0	1	1	1	1	0
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$30.793	$37.265	$34.340	$31.588	$29.802	$27.969	$24.977	$27.192
Accumulation unit value at end of period	$38.060	$30.793	$37.265	$34.34	$31.588	$29.802	$27.969	$24.977
Number of accumulation units outstanding at end of period (000’s omitted)	3	2	3	2	2	2	2	2
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period*	$16.519	$27.912	$24.703	$22.589	$22.06	$21.498	$16.621	$23.036
Accumulation unit value at end of period	$22.115	$16.519	$27.912	$24.703	$22.589	$22.06	$21.498	$16.621
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	3	2	2	2	1
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period*	$21.773	$39.406	$32.890	$29.484	$26.737	$22.554	$17.002	$24.03
Accumulation unit value at end of period	$30.960	$21.773	$39.406	$32.89	$29.484	$26.737	$22.554	$17.002
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	0	0	0	0	0
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.025	$19.811	$18.829	$16.666	$15.43	$13.341	$10	N/A
Accumulation unit value at end of period	$18.303	$14.025	$19.811	$18.829	$16.666	$15.43	$13.341	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	—	—	—	—	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$10.943	$17.393	$18.870	$15.77	$15.528	$13.394	$10	N/A
Accumulation unit value at end of period	N/A	$10.943	$17.393	$18.87	$15.77	$15.528	$13.394	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Janus Aspen Worldwide Subaccount
Accumulation unit value at beginning of period*	$19.971	$36.759	$34.155	$29.428	$28.31	$27.52	$22.605	$30.906
Accumulation unit value at end of period	$27.001	$19.971	$36.759	$34.155	$29.428	$28.31	$27.52	$22.605
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1	1	1	1
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$8.344	$15.640	$13.992	$13.233	$12.853	$12.279	$10	N/A
Accumulation unit value at end of period	$11.809	$8.344	$15.640	$13.992	$13.233	$12.853	$12.279	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	4	—	—	—	—	—	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$12.963	$22.128	$21.247	$18.438	$16.463	$14.106	$10	N/A
Accumulation unit value at end of period	$17.737	$12.963	$22.128	$21.247	$18.438	$16.463	$14.106	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	—	—	1	1	1	1	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$2.601	$12.365	$12.655	$11.8	$11.781	$11.036	$10	N/A
Accumulation unit value at end of period	$3.217	$2.601	$12.365	$12.655	$11.8	$11.781	$11.036	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$9.318	$15.464	$15.124	$13.422	$12.927	$12.064	$10	N/A
Accumulation unit value at end of period	$11.710	$9.318	$15.464	$15.124	$13.422	$12.927	$12.064	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$11.435	$18.786	$19.406	$17.237	$16.001	$13.675	$10	N/A
Accumulation unit value at end of period	$15.368	$11.435	$18.786	$19.406	$17.237	$16.001	$13.675	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	—	N/A
Oppenheimer Small- & Mid-Cap Subaccount (formerly Oppenheimer MidCap Growth Subaccount)
Accumulation unit value at beginning of period**	$8.080	$16.204	$15.565	$15.436	$14.038	$11.972	$10	N/A
Accumulation unit value at end of period	$10.492	$8.080	$16.204	$15.565	$15.436	$14.038	$11.972	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$10.982	$13.079	$12.161	$11.55	$11.478	$10.782	$10	N/A
Accumulation unit value at end of period	$12.767	$10.982	$13.079	$12.161	$11.55	$11.478	$10.782	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	—	—	—	0	1	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$5.038	$4.88	$3.985	$5.75
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$5.038	$4.88	$3.985
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$1.593	$1.458	$1.119	$1.538
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$1.593	$1.458	$1.119
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	16	12	8

Additional Contract Options Elected (0.55%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.85% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.85%

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Alger Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$32.997	$62.417	$53.006	$51.34	$46.671	$45.06	$33.954	$51.61
Accumulation unit value at end of period	$47.810	$32.997	$62.417	$53.006	$51.34	$46.671	$45.06	$33.954
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$19.360	$47.354	$36.664	$33.902	$31.439	$28.327	$19.521	$28.219
Accumulation unit value at end of period	$28.837	$19.360	$47.354	$36.664	$33.902	$31.439	$28.327	$19.521
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$29.519	$56.307	$48.920	$41.513	$36.172	$31.606	$22.614	$31.221
Accumulation unit value at end of period	$42.173	$29.519	$56.307	$48.92	$41.513	$36.172	$31.606	$22.614
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$5.248	$8.172	$8.329	$7.245	$7.052	$6.357	$5.005	$6.323
Accumulation unit value at end of period	$6.085	$5.248	$8.172	$8.329	$7.245	$7.052	$6.357	$5.005
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	2	2	2	2	2
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$7.505	$10.440	$11.210	$9.622	$9.33	$8.312	$6.564	$7.652
Accumulation unit value at end of period	$8.833	$7.505	$10.440	$11.21	$9.622	$9.33	$8.312	$6.564
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Credit Suisse Trust International Equity Flex III Subaccount
Accumulation unit value at beginning of period*	$11.444	$25.790	$20.295	$15.598	$12.417	$10.123	$7.216	$8.311
Accumulation unit value at end of period	$17.036	$11.444	$25.790	$20.295	$15.598	$12.417	$10.123	$7.216
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$9.277	$15.866	$15.940	$15.077	$14.096	$12.569	$10	N/A
Accumulation unit value at end of period	$12.623	$9.277	$15.866	$15.94	$15.077	$14.096	$12.569	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$17.970	$27.912	$26.377	$24.601	$24.18	$23.189	$18.743	$26.868
Accumulation unit value at end of period	$23.600	$17.970	$27.912	$26.377	$24.601	$24.18	$23.189	$18.743
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	$16.972	$15.579	$15.745	$13.57	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	$16.972	$15.579	$15.745	$13.57	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.149	$8.748	$8.554	$8.319	$8.258	$7.982	$7.738	$7.32
Accumulation unit value at end of period	$7.726	$7.149	$8.748	$8.554	$8.319	$8.258	$7.982	$7.738
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	3	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$15.549	$23.631	$21.379	$20.062	$18.752	$17.688	$14.197	$20.42
Accumulation unit value at end of period	$19.368	$15.549	$23.631	$21.379	$20.062	$18.752	$17.688	$14.197
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$7.463	$12.322	$12.383	$11.099	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$9.829	$7.463	$12.322	$12.383	$11.099	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$9.856	$19.384	$17.231	$13.938	$12.219	$10.68	$8.515	$10.624
Accumulation unit value at end of period	$12.920	$9.856	$19.384	$17.231	$13.938	$12.219	$10.68	$8.515
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$5.455	$7.645	$7.428	$6.862	$6.701	$6.391	$5.519	$6.627
Accumulation unit value at end of period	$6.611	$5.455	$7.645	$7.428	$6.862	$6.701	$6.391	$5.519
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	0	0
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.204	$1.520	$1.486	$1.452	$1.446	$1.409	$1.365	$1.287
Accumulation unit value at end of period	$1.273	$1.204	$1.520	$1.486	$1.452	$1.446	$1.409	$1.365
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$1.697	$2.596	$2.566	$2.09	$1.93	$1.56	$1.119	$1.285
Accumulation unit value at end of period	$2.161	$1.697	$2.596	$2.566	$2.09	$1.93	$1.56	$1.119
Number of accumulation units outstanding at end of period (000’s omitted)	11	11	11	11	12	12	8	8
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.458	$2.385	$2.293	$2.242	$2.226	$2.186	$2.177	$2.052
Accumulation unit value at end of period	$2.608	$2.458	$2.385	$2.293	$2.242	$2.226	$2.186	$2.177
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	42
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$5.879	$7.872	$7.942	$7.322	$7.178	$6.504	$5.315	$5.43
Accumulation unit value at end of period	$8.080	$5.879	$7.872	$7.942	$7.322	$7.178	$6.504	$5.315
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.552	$3.088	$2.695	$2.186	$1.944	$1.675	$1.314	$1.547
Accumulation unit value at end of period	$1.971	$1.552	$3.088	$2.695	$2.186	$1.944	$1.675	$1.314
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.663	$2.663	$2.397	$2.115	$2.113	$1.955	$1.502	$1.799
Accumulation unit value at end of period	$2.047	$1.663	$2.663	$2.397	$2.115	$2.113	$1.955	$1.502
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	5	5	6	6	6	6
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.763	$2.742	$2.660	$2.589	$2.564	$2.588	$2.617	$2.63
Accumulation unit value at end of period	$2.722	$2.763	$2.742	$2.66	$2.589	$2.564	$2.588	$2.617
Number of accumulation units outstanding at end of period (000’s omitted)	10	10	2	3	3	3	7	8
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.111	$2.240	$2.149	$2.079	$1.977	$1.814	$1.39	$2.128
Accumulation unit value at end of period	$1.533	$1.111	$2.240	$2.149	$2.079	$1.977	$1.814	$1.39
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.503	$0.953	$0.850	$0.859	$0.843	$0.843	$0.585	$0.925
Accumulation unit value at end of period	$0.793	$0.503	$0.953	$0.85	$0.859	$0.843	$0.843	$0.585
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$20.500	$29.292	$25.832	$24.515	$23.997	$23.174	$20.007	$22.326
Accumulation unit value at end of period	$25.988	$20.500	$29.292	$25.832	$24.515	$23.997	$23.174	$20.007
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$26.373	$46.728	$40.477	$36.9	$32.137	$28.346	$22.473	$25.25
Accumulation unit value at end of period	$35.141	$26.373	$46.728	$40.477	$36.9	$32.137	$28.346	$22.473
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	1	1	1	1
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$24.055	$42.725	$42.864	$36.32	$34.941	$31.91	$24.936	$30.581
Accumulation unit value at end of period	$30.752	$24.055	$42.725	$42.864	$36.32	$34.941	$31.91	$24.936
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	0	0
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$32.105	$61.895	$49.657	$47.331	$45.562	$44.89	$34.415	$50.151
Accumulation unit value at end of period	$40.439	$32.105	$61.895	$49.657	$47.331	$45.562	$44.89	$34.415
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	0	1

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$105.924	$171.245	$165.432	$145.585	$141.447	$130.245	$103.305	$135.328
Accumulation unit value at end of period	$131.671	$105.924	$171.245	$165.432	$145.585	$141.447	$130.245	$103.305
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$10.561	$14.755	$15.445	$13.43	$13.225	$12.136	$10	N/A
Accumulation unit value at end of period	$12.168	$10.561	$14.755	$15.445	$13.43	$13.225	$12.136	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	1	1	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$12.376	$18.818	$19.636	$17.095	$16.007	$13.175	$10	N/A
Accumulation unit value at end of period	$15.693	$12.376	$18.818	$19.636	$17.095	$16.007	$13.175	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.233	$12.889	$12.396	$11.663	$11.708	$10.861	$10	N/A
Accumulation unit value at end of period	$13.869	$11.233	$12.889	$12.396	$11.663	$11.708	$10.861	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	0	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.493	$10.879	$10.395	$10.178	$10.122	$9.964	$10	N/A
Accumulation unit value at end of period	$11.633	$11.493	$10.879	$10.395	$10.178	$10.122	$9.964	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.430	$10.857	$10.201	$10.146	$10.199	$9.945	$10	N/A
Accumulation unit value at end of period	$11.240	$11.430	$10.857	$10.201	$10.146	$10.199	$9.945	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$15.219	$21.666	$19.731	$16.33	$14.342	$12.359	$10	N/A
Accumulation unit value at end of period	$18.427	$15.219	$21.666	$19.731	$16.33	$14.342	$12.359	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	—	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$10.463	$16.945	$16.680	$14.35	$13.22	$11.955	$10	N/A
Accumulation unit value at end of period	$12.949	$10.463	$16.945	$16.68	$14.35	$13.22	$11.955	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	1	1	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$16.329	$35.168	$27.815	$22.116	$17.676	$14.436	$10	N/A
Accumulation unit value at end of period	$27.672	$16.329	$35.168	$27.815	$22.116	$17.676	$14.436	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$12.801	$26.693	$19.588	$14.649	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$21.620	$12.801	$26.693	$19.588	$14.649	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$8.025	$6.716	$4.646	$5.22
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	$8.025	$6.716	$4.646
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	$29.596	$24.761	$17.653	$15.959	$12.453	$12.955
Accumulation unit value at end of period	N/A	N/A	N/A	$29.596	$24.761	$17.653	$15.959	$12.453
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	0	0	0	—	—
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$8.206	$14.167	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.080	$8.206	$14.167	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$4.700	$11.804	$15.458	$13.52	$13.001	$12.185	$10	N/A
Accumulation unit value at end of period	$5.880	$4.700	$11.804	$15.458	$13.52	$13.001	$12.185	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period**	$10.529	$15.024	$13.682	$13.241	$12.469	$11.807	$10	N/A
Accumulation unit value at end of period	$13.199	$10.529	$15.024	$13.682	$13.241	$12.469	$11.807	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	0	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$13.842	$25.471	$27.467	$19.616	$17.489	$13.042	$10	N/A
Accumulation unit value at end of period	$17.876	$13.842	$25.471	$27.467	$19.616	$17.489	$13.042	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$15.733	$23.689	$20.001	$16.236	$14.153	$11.667	$10	N/A
Accumulation unit value at end of period	$17.754	$15.733	$23.689	$20.001	$16.236	$14.153	$11.667	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$8.173	$13.256	$12.848	$11.337	$11.053	$10.229	N/A	N/A
Accumulation unit value at end of period	$10.145	$8.173	$13.256	$12.848	$11.337	$11.053	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$8.534	$13.331	$12.295	$10.781	$10.73	$10.04	N/A	N/A
Accumulation unit value at end of period	$11.201	$8.534	$13.331	$12.295	$10.781	$10.73	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$8.466	$14.797	$14.652	$12.185	$11.171	$10.386	N/A	N/A
Accumulation unit value at end of period	$11.889	$8.466	$14.797	$14.652	$12.185	$11.171	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$8.888	$15.339	$13.327	$13.076	$11.373	$10.081	N/A	N/A
Accumulation unit value at end of period	$11.839	$8.888	$15.339	$14.652	$13.076	$11.373	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period***	$8.898	$14.048	$14.179	$12.372	$11.481	$10.262	N/A	N/A
Accumulation unit value at end of period	$11.174	$8.898	$14.048	$14.179	$12.372	$11.481	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$16.384	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.727	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$12.369	$21.482	$20.014	$16.702	$15.367	$13.223	$10	N/A
Accumulation unit value at end of period	N/A	$12.369	$21.482	$20.014	$16.702	$15.367	$13.223	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$11.842	$18.058	$17.953	$15.649	$14.593	$12.278	$10	N/A
Accumulation unit value at end of period	N/A	$11.842	$18.058	$17.953	$15.649	$14.593	$12.278	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	0	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$12.237	$18.325	$19.788	$17.524	$17.257	$13.822	$10.353	$13.459
Accumulation unit value at end of period	N/A	$12.237	$18.325	$19.788	$17.524	$17.257	$13.822	$10.353
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$30.793	$37.265	$34.340	$31.588	$29.802	$27.969	$24.977	$27.192
Accumulation unit value at end of period	$38.060	$30.793	$37.265	$34.34	$31.588	$29.802	$27.969	$24.977
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	2	2	2	2

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period*	$16.519	$27.912	$24.703	$22.589	$22.06	$21.498	$16.621	$23.036
Accumulation unit value at end of period	$22.115	$16.519	$27.912	$24.703	$22.589	$22.06	$21.498	$16.621
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period*	$21.773	$39.406	$32.890	$29.484	$26.737	$22.554	$17.002	$24.03
Accumulation unit value at end of period	$30.960	$21.773	$39.406	$32.89	$29.484	$26.737	$22.554	$17.002
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	1	1	1	1
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.025	$19.811	$18.829	$16.666	$15.43	$13.341	$10	N/A
Accumulation unit value at end of period	$18.303	$14.025	$19.811	$18.829	$16.666	$15.43	$13.341	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	0	0	0	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$10.943	$17.393	$18.870	$15.77	$15.528	$13.394	$10	N/A
Accumulation unit value at end of period	N/A	$10.943	$17.393	$18.87	$15.77	$15.528	$13.394	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Janus Aspen Worldwide Subaccount
Accumulation unit value at beginning of period*	$19.971	$36.759	$34.155	$29.428	$28.31	$27.52	$22.605	$30.906
Accumulation unit value at end of period	$27.001	$19.971	$36.759	$34.155	$29.428	$28.31	$27.52	$22.605
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	0
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$8.344	$15.640	$13.992	$13.233	$12.853	$12.279	$10	N/A
Accumulation unit value at end of period	$11.809	$8.344	$15.640	$13.992	$13.233	$12.853	$12.279	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$12.963	$22.128	$21.247	$18.438	$16.463	$14.106	$10	N/A
Accumulation unit value at end of period	$17.737	$12.963	$22.128	$21.247	$18.438	$16.463	$14.106	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$2.601	$12.365	$12.655	$11.8	$11.781	$11.036	$10	N/A
Accumulation unit value at end of period	$3.217	$2.601	$12.365	$12.655	$11.8	$11.781	$11.036	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	3	4	4	4	4	4	4	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$9.318	$15.464	$15.124	$13.422	$12.927	$12.064	$10	N/A
Accumulation unit value at end of period	$11.710	$9.318	$15.464	$15.124	$13.422	$12.927	$12.064	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$11.435	$18.786	$19.406	$17.237	$16.001	$13.675	$10	N/A
Accumulation unit value at end of period	$15.368	$11.435	$18.786	$19.406	$17.237	$16.001	$13.675	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	0	N/A
Oppenheimer Small- & Mid-Cap Subaccount (formerly Oppenheimer MidCap Growth Subaccount)
Accumulation unit value at beginning of period**	$8.080	$16.204	$15.565	$17.237	$14.038	$11.972	$10	N/A
Accumulation unit value at end of period	$10.492	$8.080	$16.204	$15.565	$15.436	$14.038	$11.972	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$10.982	$13.079	$12.161	$11.55	$11.478	$10.782	$10	N/A
Accumulation unit value at end of period	$12.767	$10.982	$13.079	$12.161	$11.55	$11.478	$10.782	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$5.03	$4.873	$3.98	$5.742
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$5.03	$4.873	$3.98
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value+Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$1.593	$1.458	$1.119	$1.538
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$1.593	$1.458	$1.119
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—

Additional Contract Options Elected (0.65%)

Guaranteed Minimum Death Benefit, Earnings Based Death Benefit and

Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.95% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.95%

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Alger Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$32.762	$62.035	$52.733	$51.126	$46.522	$44.96	$33.912	$51.597
Accumulation unit value at end of period	$47.423	$32.762	$62.035	$52.733	$51.126	$46.522	$44.96	$33.912
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$19.223	$47.064	$36.475	$33.761	$31.338	$28.265	$19.497	$28.212
Accumulation unit value at end of period	$28.604	$19.223	$47.064	$36.475	$33.761	$31.338	$28.265	$19.497
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$29.310	$55.962	$48.668	$41.34	$36.056	$31.536	$22.586	$31.213
Accumulation unit value at end of period	$41.832	$29.310	$55.962	$48.668	$41.34	$36.056	$31.536	$22.586
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$5.211	$8.122	$8.287	$7.215	$7.03	$6.343	$4.999	$6.321
Accumulation unit value at end of period	$6.036	$5.211	$8.122	$8.287	$7.215	$7.03	$6.343	$4.999
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$7.452	$10.376	$11.153	$9.582	$9.3	$8.293	$6.556	$7.65
Accumulation unit value at end of period	$8.762	$7.452	$10.376	$11.153	$9.582	$9.3	$8.293	$6.556
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Credit Suisse Trust International Equity Flex III Subaccount
Accumulation unit value at beginning of period*	$11.363	$25.632	$20.191	$15.533	$12.378	$10.101	$7.207	$8.309
Accumulation unit value at end of period	$16.898	$11.363	$25.632	$20.191	$15.533	$12.378	$10.101	$7.207
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$9.225	$15.794	$15.883	$15.038	$14.073	$12.56	$10	N/A
Accumulation unit value at end of period	$12.246	$9.225	$15.794	$15.883	$15.038	$14.073	$12.56	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$17.843	$27.741	$26.242	$24.498	$24.103	$23.137	$18.72	$26.861
Accumulation unit value at end of period	$23.409	$17.843	$27.741	$26.242	$24.498	$24.103	$23.137	$18.72
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	$16.911	$15.539	$15.719	$13.561	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	$16.911	$15.539	$15.719	$13.561	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.098	$8.695	$8.510	$8.52	$8.232	$7.964	$7.728	$7.318
Accumulation unit value at end of period	$7.663	$7.098	$8.695	$8.51	$8.285	$8.232	$7.964	$7.728
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$15.438	$23.486	$21.269	$19.978	$18.693	$17.649	$14.18	$20.415
Accumulation unit value at end of period	$19.212	$15.438	$23.486	$21.269	$19.978	$18.693	$17.649	$14.18
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$7.436	$12.290	$12.363	$11.092	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$9.784	$7.436	$12.290	$12.363	$11.092	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$9.786	$19.266	$17.143	$13.88	$12.18	$10.657	$8.504	$10.621
Accumulation unit value at end of period	$12.816	$9.786	$19.266	$17.143	$13.88	$12.18	$10.657	$8.504
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$5.813	$8.155	$7.931	$7.334	$7.169	$6.844	$5.916	$7.111
Accumulation unit value at end of period	$7.038	$5.813	$8.155	$7.931	$7.334	$7.169	$6.844	$5.916
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.195	$1.511	$1.479	$1.446	$1.441	$1.406	$1.363	$1.287
Accumulation unit value at end of period	$1.263	$1.195	$1.511	$1.479	$1.446	$1.441	$1.406	$1.363
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$1.685	$2.580	$2.553	$2.081	$1.924	$1.557	$1.117	$1.285
Accumulation unit value at end of period	$2.144	$1.685	$2.580	$2.553	$2.081	$1.924	$1.557	$1.117
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.440	$2.371	$2.281	$2.233	$2.219	$2.181	$2.174	$2.051
Accumulation unit value at end of period	$2.587	$2.440	$2.371	$2.281	$2.233	$2.219	$2.181	$2.174
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$5.992	$8.031	$8.111	$7.485	$7.345	$6.662	$5.45	$5.573
Accumulation unit value at end of period	$8.227	$5.992	$8.031	$8.111	$7.485	$7.345	$6.662	$5.45
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.541	$3.069	$2.681	$2.177	$1.938	$1.671	$1.312	$1.546
Accumulation unit value at end of period	$1.955	$1.541	$3.069	$2.681	$2.177	$1.938	$1.671	$1.312
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.651	$2.646	$2.385	$2.106	$2.106	$1.951	$1.5	$1.798
Accumulation unit value at end of period	$2.030	$1.651	$2.646	$2.385	$2.106	$2.106	$1.951	$1.5
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.743	$2.725	$2.646	$2.578	$2.556	$2.582	$2.614	$2.629
Accumulation unit value at end of period	$2.700	$2.743	$2.725	$2.646	$2.578	$2.556	$2.582	$2.614
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.103	$2.227	$2.138	$2.07	$1.971	$1.81	$1.388	$2.127
Accumulation unit value at end of period	$1.521	$1.103	$2.227	$2.138	$2.07	$1.971	$1.81	$1.388
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.500	$0.948	$0.845	$0.855	$0.84	$0.841	$0.585	$0.924
Accumulation unit value at end of period	$0.786	$0.500	$0.948	$0.845	$0.855	$0.84	$0.841	$0.585
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$20.355	$29.113	$25.699	$24.413	$23.92	$23.123	$19.982	$22.32
Accumulation unit value at end of period	$25.778	$20.355	$29.113	$25.699	$24.413	$23.92	$23.123	$19.982
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$26.186	$46.442	$40.269	$36.746	$32.035	$28.283	$22.446	$25.244
Accumulation unit value at end of period	$34.857	$26.186	$46.442	$40.269	$36.746	$32.035	$28.283	$22.446
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$23.884	$42.463	$42.643	$36.169	$34.829	$31.839	$24.905	$30.573
Accumulation unit value at end of period	$30.504	$23.884	$42.463	$42.643	$36.169	$34.829	$31.839	$24.905
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$31.877	$61.516	$49.401	$47.133	$45.416	$44.791	$34.373	$50.139
Accumulation unit value at end of period	$40.112	$31.877	$61.516	$49.401	$47.133	$45.416	$44.791	$34.373
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—		—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$105.172	$170.196	$164.581	$144.978	$140.995	$129.957	$103.177	$135.293
Accumulation unit value at end of period	$130.607	$105.172	$170.196	$164.581	$144.978	$140.995	$129.957	$103.177
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$10.502	$14.688	$15.390	$13.395	$13.203	$12.128	$10	N/A
Accumulation unit value at end of period	$12.088	$10.502	$14.688	$15.39	$13.395	$13.203	$12.128	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$12.307	$18.732	$19.565	$17.05	$15.981	$13.167	$10	N/A
Accumulation unit value at end of period	$15.591	$12.307	$18.732	$19.565	$17.05	$15.981	$13.167	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.171	$12.830	$12.352	$11.633	$11.689	$10.854	$10	N/A
Accumulation unit value at end of period	$13.779	$11.171	$12.830	$12.352	$11.633	$11.689	$10.854	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.429	$10.830	$10.358	$10.151	$10.106	$9.957	$10	N/A
Accumulation unit value at end of period	$11.557	$11.429	$10.830	$10.358	$10.151	$10.106	$9.957	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.367	$10.807	$10.164	$10.12	$10.182	$9.938	$10	N/A
Accumulation unit value at end of period	$11.167	$11.367	$10.807	$10.164	$10.12	$10.182	$9.938	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$15.135	$21.567	$19.661	$16.288	$14.318	$12.351	$10	N/A
Accumulation unit value at end of period	$18.307	$15.135	$21.567	$19.661	$16.288	$14.318	$12.351	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$10.405	$16.868	$16.620	$14.313	$13.198	$11.947	$10	N/A
Accumulation unit value at end of period	$12.865	$10.405	$16.868	$16.62	$14.313	$13.198	$11.947	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$16.239	$35.007	$27.715	$22.058	$17.647	$14.427	$10	N/A
Accumulation unit value at end of period	$27.491	$16.239	$35.007	$27.715	$22.058	$17.647	$14.427	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$12.763	$26.638	$19.567	$14.648	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$21.534	$12.763	$26.638	$19.567	$14.648	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$7.999	$6.701	$4.641	$5.218
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	$7.999	$6.701	$4.641
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	$29.444	$24.658	$17.597	$15.924	$12.438	$12.952
Accumulation unit value at end of period	N/A	N/A	N/A	$29.444	$24.658	$17.597	$15.924	$12.438
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	—
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$8.191	$14.154	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.048	$8.191	$14.154	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$4.674	$11.750	$15.402	$13.485	$12.98	$12.177	$10	N/A
Accumulation unit value at end of period	$5.842	$4.674	$11.750	$15.402	$13.485	$12.98	$12.177	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period**	$10.471	$14.956	$13.633	$13.207	$12.449	$11.799	$10	N/A
Accumulation unit value at end of period	$13.113	$10.471	$14.956	$13.633	$13.207	$12.449	$11.799	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$13.765	$25.355	$27.368	$19.565	$17.46	$13.033	$10	N/A
Accumulation unit value at end of period	$17.759	$13.765	$25.355	$27.368	$19.565	$17.46	$13.033	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$15.646	$23.581	$19.929	$16.194	$14.13	$11.659	$10	N/A
Accumulation unit value at end of period	$17.638	$15.646	$23.581	$19.929	$16.194	$14.13	$11.659	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$8.132	$13.204	$12.810	$11.314	$11.042	$10.225	N/A	N/A
Accumulation unit value at end of period	$10.086	$8.132	$13.204	$12.81	$11.314	$11.042	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$8.492	$13.279	$12.258	$10.759	$10.719	$10.036	N/A	N/A
Accumulation unit value at end of period	$11.135	$8.492	$13.279	$12.258	$10.759	$10.719	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$8.424	$15.278	$13.287	$12.161	$11.159	$10.382	N/A	N/A
Accumulation unit value at end of period	$11.819	$8.424	$15.278	$13.287	$12.161	$11.159	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$8.845	$14.738	$14.608	$13.05	$11.361	$10.077	N/A	N/A
Accumulation unit value at end of period	$11.769	$8.845	$14.738	$14.608	$13.05	$11.361	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period***	$8.854	$13.993	$14.137	$12.348	$11.469	$10.258	N/A	N/A
Accumulation unit value at end of period	$11.108	$8.854	$13.993	$14.137	$12.348	$11.469	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$16.277	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.608	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$12.300	$21.383	$19.942	$16.658	$15.342	$13.214	$10	N/A
Accumulation unit value at end of period	N/A	$12.300	$21.383	$19.942	$16.658	$15.342	$13.214	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$11.776	$17.975	$17.889	$15.608	$14.57	$12.27	$10	N/A
Accumulation unit value at end of period	N/A	$11.776	$17.975	$17.889	$15.608	$14.57	$12.27	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$12.150	$18.213	$19.686	$17.451	$17.202	$13.791	$10.34	$13.455
Accumulation unit value at end of period	N/A	$12.150	$18.213	$19.686	$17.451	$17.202	$13.791	$10.34
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$30.574	$37.037	$34.164	$31.456	$29.706	$27.907	$24.946	$27.185
Accumulation unit value at end of period	$37.753	$30.574	$37.037	$34.164	$31.456	$29.706	$27.907	$24.946
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period*	$16.402	$27.741	$24.576	$22.495	$21.989	$21.45	$16.6	$23.03
Accumulation unit value at end of period	$21.937	$16.402	$27.741	$24.576	$22.495	$21.989	$21.45	$16.6
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period*	$21.619	$39.165	$32.721	$29.361	$26.652	$22.504	$16.981	$24.024
Accumulation unit value at end of period	$30.710	$21.619	$39.165	$32.721	$29.361	$26.652	$22.504	$16.981
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$13.947	$19.721	$18.762	$16.622	$15.405	$13.333	$10	N/A
Accumulation unit value at end of period	$18.184	$13.947	$19.721	$18.762	$16.622	$15.405	$13.333	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$10.882	$17.314	$18.803	$15.728	$15.503	$13.386	$10	N/A
Accumulation unit value at end of period	N/A	$10.882	$17.314	$18.803	$15.728	$15.503	$13.386	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Janus Aspen Worldwide Subaccount
Accumulation unit value at beginning of period*	$19.829	$36.534	$33.979	$29.305	$28.22	$27.459	$22.578	$30.898
Accumulation unit value at end of period	$26.783	$19.829	$36.534	$33.979	$29.305	$28.22	$27.459	$22.578
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$8.297	$15.569	$13.942	$13.199	$12.832	$12.271	$10	N/A
Accumulation unit value at end of period	$11.732	$8.297	$15.569	$13.942	$13.199	$12.832	$12.271	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$12.891	$22.027	$21.171	$18.39	$16.436	$14.096	$10	N/A
Accumulation unit value at end of period	$17.621	$12.891	$22.027	$21.171	$18.39	$16.436	$14.096	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$2.587	$12.309	$12.609	$11.769	$11.762	$11.029	$10	N/A
Accumulation unit value at end of period	$3.196	$2.587	$12.309	$12.609	$11.769	$11.762	$11.029	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$9.266	$15.393	$15.069	$13.387	$12.906	$12.056	$10	N/A
Accumulation unit value at end of period	$11.634	$9.266	$15.393	$15.069	$13.387	$12.906	$12.056	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$11.371	$18.701	$19.336	$17.192	$15.975	$13.666	$10	N/A
Accumulation unit value at end of period	$15.268	$11.371	$18.701	$19.336	$17.192	$15.975	$13.666	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Small- & Mid-Cap Subaccount (formerly Oppenheimer MidCap Growth Subaccount)
Accumulation unit value at beginning of period**	$8.035	$16.130	$15.510	$15.395	$14.015	$11.964	$10	N/A
Accumulation unit value at end of period	$10.424	$8.035	$16.130	$15.51	$15.395	$14.015	$11.964	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$10.921	$13.020	$12.117	$11.52	$11.46	$10.775	$10	N/A
Accumulation unit value at end of period	$12.684	$10.921	$13.020	$12.117	$11.52	$11.46	$10.775	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$5.021	$4.869	$3.98	$5.749
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$5.021	$4.869	$3.98
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value+Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$1.588	$1.454	$1.118	$1.538
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$1.588	$1.454	$1.118
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—

Additional Contract Options Elected (0.65%)

Guaranteed Minimum Death Benefit, Earnings Based Death Benefit and

Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.95% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.95%

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Alger Growth Subaccount (formerly Alger American Growth Subaccount)
Accumulation unit value at beginning of period*	$32.762	$62.035	$52.733	$51.126	$46.522	$44.96	$33.912	$51.597
Accumulation unit value at end of period	$47.423	$32.762	$62.035	$52.733	$51.126	$46.522	$4.96	$33.912
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Alger MidCap Growth Subaccount (formerly Alger American MidCap Growth Subaccount)
Accumulation unit value at beginning of period*	$19.223	$47.064	$36.475	$33.761	$31.338	$28.265	$19.497	$28.212
Accumulation unit value at end of period	$28.604	$19.223	$47.064	$36.475	$33.761	$31.338	$28.265	$19.497
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Alger Small Capitalization Subaccount (formerly Alger American Small Capitalization Subaccount)
Accumulation unit value at beginning of period*	$29.310	$55.962	$48.668	$41.34	$36.056	$31.536	$22.586	$31.213
Accumulation unit value at end of period	$41.832	$29.310	$55.962	$48.668	$41.34	$36.056	$31.536	$22.586
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$5.211	$8.122	$8.287	$7.215	$7.03	$6.343	$4.999	$6.321
Accumulation unit value at end of period	$6.036	$5.211	$8.122	$8.287	$7.215	$7.03	$6.343	$4.999
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$7.452	$10.376	$11.153	$9.582	$9.3	$8.293	$6.556	$7.65
Accumulation unit value at end of period	$8.762	$7.452	$10.376	$11.153	$9.582	$9.3	$8.293	$6.556
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Credit Suisse Trust International Equity Flex III Subaccount
Accumulation unit value at beginning of period*	$11.363	$25.632	$20.191	$15.533	$12.378	$10.101	$7.207	$8.309
Accumulation unit value at end of period	$16.898	$11.363	$25.632	$20.191	$15.533	$12.378	$10.101	$7.207
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$9.225	$15.794	$15.883	$15.038	$14.073	$12.56	$10	N/A
Accumulation unit value at end of period	$12.246	$9.225	$15.794	$15.883	$15.038	$14.073	$12.56	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$17.843	$27.741	$26.242	$24.498	$24.103	$23.137	$18.72	$26.861
Accumulation unit value at end of period	$23.409	$17.843	$27.741	$26.242	$24.498	$24.103	$23.137	$18.72
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount*
Accumulation unit value at beginning of period**	N/A	N/A	$16.911	$15.539	$15.719	$13.561	$10	N/A
Accumulation unit value at end of period	N/A	N/A	N/A	$16.911	$15.539	$15.719	$13.561	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$7.098	$8.695	$8.510	$8.285	$8.232	$7.964	$7.728	$7.318
Accumulation unit value at end of period	$7.663	$7.098	$8.695	$8.51	$8.285	$8.232	$7.964	$7.728
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$15.438	$23.486	$21.269	$19.978	$18.693	$17.649	$14.18	$20.415
Accumulation unit value at end of period	$19.212	$15.438	$23.486	$21.269	$19.978	$18.693	$17.649	$14.18
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$7.436	$12.290	$12.363	$11.092	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$9.784	$7.436	$12.290	$12.363	$11.092	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$9.786	$19.266	$17.143	$13.88	$12.18	$10.657	$8.504	$0.621
Accumulation unit value at end of period	$12.816	$9.786	$19.266	$17.143	$13.88	$12.18	$10.657	$8.504
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount
Accumulation unit value at beginning of period	$5.416	$7.599	$7.390	$6.834	$6.679	$6.377	$5.512	$6.625
Accumulation unit value at end of period	$6.557	$5.416	$7.599	$7.39	$6.834	$6.679	$6.377	$5.512
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.195	$1.511	$1.479	$1.446	$1.441	$1.406	$1.363	$1.287
Accumulation unit value at end of period	$1.263	$1.195	$1.511	$1.479	$1.446	$1.441	$1.406	$1.363
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
DWS Dreman Small Mid Cap Value VIP (formerly DWS Dreman Small Cap Value VIP Subaccount)
Accumulation unit value at beginning of period*	$1.685	$2.580	$2.553	$2.081	$1.924	$1.557	$1.117	$1.285
Accumulation unit value at end of period	$2.144	$1.685	$2.580	$2.553	$2.081	$1.924	$1.557	$1.117
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.440	$2.371	$2.281	$2.233	$2.219	$2.181	$2.174	$2.051
Accumulation unit value at end of period	$2.587	$2.440	$2.371	$2.281	$2.233	$2.219	$2.181	$2.174
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$5.837	$7.824	$7.902	$7.292	$7.155	$6.489	$5.309	$5.429
Accumulation unit value at end of period	$8.015	$5.837	$7.824	$7.902	$7.292	$7.155	$6.489	$5.309
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.541	$3.069	$2.681	$2.177	$1.938	$1.671	$1.312	$1.546
Accumulation unit value at end of period	$1.955	$1.541	$3.069	$2.681	$2.177	$1.938	$1.671	$1.312
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.651	$2.646	$2.385	$2.106	$2.106	$1.951	$1.5	$1.798
Accumulation unit value at end of period	$2.030	$1.651	$2.646	$2.385	$2.106	$2.106	$1.951	$1.5
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount
Accumulation unit value at beginning of period*	$2.743	$2.725	$2.646	$2.578	$2.556	$2.582	$2.614	$2.629
Accumulation unit value at end of period	$2.700	$2.743	$2.725	$2.646	$2.578	$2.556	$2.582	$2.614
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.103	$2.227	$2.138	$2.07	$1.971	$1.81	$1.388	$2.127
Accumulation unit value at end of period	$1.521	$1.103	$2.227	$2.138	$2.07	$1.971	$1.81	$1.388
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.500	$0.948	$0.845	$0.855	$0.84	$0.841	$0.585	$0.924
Accumulation unit value at end of period	$0.786	$0.500	$0.948	$0.845	$0.855	$0.84	$0.841	$0.585
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$20.355	$29.113	$25.699	$24.413	$23.92	$23.123	$19.982	$22.32
Accumulation unit value at end of period	$25.778	$20.355	$29.113	$25.699	$24.413	$23.92	$23.123	$19.982
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$26.186	$46.442	$40.269	$36.746	$32.035	$28.283	$22.446	$25.244
Accumulation unit value at end of period	$34.857	$26.186	$46.442	$40.269	$36.746	$32.035	$28.283	$22.446
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$23.884	$42.463	$42.643	$36.169	$34.829	$31.839	$24.905	$30.573
Accumulation unit value at end of period	$30.504	$23.884	$42.463	$42.643	$36.169	$34.829	$31.839	$24.905
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$31.877	$61.516	$49.401	$47.133	$45.416	$44.791	$34.373	$50.139
Accumulation unit value at end of period	$40.112	$31.877	$61.516	$49.401	$47.133	$45.416	$44.791	$34.373
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$105.172	$170.196	$164.581	$144.978	$140.995	$129.957	$103.177	$135.293
Accumulation unit value at end of period	$130.607	$105.172	$170.196	$164.581	$144.978	$140.995	$129.957	$103.177
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$10.502	$14.688	$15.390	$13.395	$13.203	$12.128	$10	N/A
Accumulation unit value at end of period	$12.088	$10.502	$14.688	$15.39	$13.395	$13.203	$12.128	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$12.307	$18.732	$19.565	$17.05	$15.981	$13.167	$10	N/A
Accumulation unit value at end of period	$15.591	$12.307	$18.732	$19.565	$17.05	$15.981	$13.167	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.171	$12.830	$12.352	$11.633	$11.689	$10.854	$10	N/A
Accumulation unit value at end of period	$13.779	$11.171	$12.830	$12.352	$11.633	$11.689	$10.854	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$11.429	$10.830	$10.358	$10.151	$10.106	$9.957	$10	N/A
Accumulation unit value at end of period	$11.557	$11.429	$10.830	$10.358	$10.151	$10.106	$9.957	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$11.367	$10.807	$10.164	$10.12	$10.182	$9.938	$10	N/A
Accumulation unit value at end of period	$11.167	$11.367	$10.807	$10.164	$10.12	$10.182	$9.938	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$15.135	$21.567	$19.661	$16.288	$14.318	$12.351	$10	N/A
Accumulation unit value at end of period	$18.307	$15.135	$21.567	$19.661	$16.288	$14.318	$12.351	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$10.405	$16.868	$16.620	$14.313	$13.198	$11.947	$10	N/A
Accumulation unit value at end of period	$12.865	$10.405	$16.868	$16.62	$14.313	$13.198	$11.947	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$16.239	$35.007	$27.715	$22.058	$17.647	$14.427	$10	N/A
Accumulation unit value at end of period	$27.491	$16.239	$35.007	$27.715	$22.058	$17.647	$14.427	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$12.763	$26.638	$19.567	$14.648	$10	N/A	N/A	N/A
Accumulation unit value at end of period	$21.534	$12.763	$26.638	$19.567	$14.648	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$7.999	$6.701	$4.641	$5.218
Accumulation unit value at end of period++	N/A	N/A	N/A	N/A	N/A	$7.999	$6.701	$4.641
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	$29.444	$24.658	$17.597	$15.924	$12.438	$12.952
Accumulation unit value at end of period	N/A	N/A	N/A	$29.444	$24.658	$17.597	$15.924	$12.438
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	—	—	—	—	—
ING VP Global Resources Portfolio Subaccount
Accumulation unit value at beginning of period*	$8.191	$14.154	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.048	$8.191	$14.154	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Financial Services Subaccount (formerly AIM V.I. Financial Services Subaccount)
Accumulation unit value at beginning of period**	$4.674	$11.750	$15.402	$13.485	$12.98	$12.177	$10	N/A
Accumulation unit value at end of period	$5.842	$4.674	$11.750	$15.402	$13.485	$12.98	$12.177	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Global Health Care Subaccount (formerly AIM V.I. Global Health Care Subaccount)
Accumulation unit value at beginning of period**	$10.471	$14.956	$13.633	$13.207	$12.449	$11.799	$10	N/A
Accumulation unit value at end of period	$13.113	$10.471	$14.956	$13.633	$13.207	$12.449	$11.799	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Real Estate Subaccount (formerly AIM V.I. Real Estate Subaccount)
Accumulation unit value at beginning of period**	$13.765	$25.355	$27.368	$19.565	$17.46	$13.033	$10	N/A
Accumulation unit value at end of period	$17.759	$13.765	$25.355	$27.368	$19.565	$17.46	$13.033	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Invesco V.I. Utilities Subaccount (formerly AIM V.I. Utilities Subaccount)
Accumulation unit value at beginning of period**	$15.646	$23.581	$19.929	$16.194	$14.13	$11.659	$10	N/A
Accumulation unit value at end of period	$17.638	$15.646	$23.581	$19.929	$16.194	$14.13	$11.659	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$8.132	$13.204	$12.810	$11.314	$11.042	$10.225	N/A	N/A
Accumulation unit value at end of period	$10.086	$8.132	$13.204	$12.81	$11.314	$11.042	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$8.492	$13.279	$12.258	$10.759	$10.719	$10.036	N/A	N/A
Accumulation unit value at end of period	$11.135	$8.492	$13.279	$12.258	$10.759	$10.719	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$8.424	$15.278	$13.287	$12.161	$11.159	$10.382	N/A	N/A
Accumulation unit value at end of period	$11.819	$8.424	$15.278	$13.287	$12.161	$11.159	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$8.845	$14.738	$14.608	$13.05	$11.361	$10.077	N/A	N/A
Accumulation unit value at end of period	$11.769	$8.845	$14.738	$14.608	$13.05	$11.361	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust Mid Cap Value Subaccount
Accumulation unit value at beginning of period***	$8.854	$13.993	$14.137	$12.348	$11.469	$10.258	N/A	N/A
Accumulation unit value at end of period	$11.108	$8.854	$13.993	$14.137	$12.348	$11.469	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	N/A	N/A
JPMorgan Insurance Trust International Equity Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$16.277	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation unit value at beginning of period***	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.608	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$12.300	$21.383	$19.942	$16.658	$15.342	$13.214	$10	N/A
Accumulation unit value at end of period	N/A	$12.300	$21.383	$19.942	$16.658	$15.342	$13.214	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$11.776	$17.975	$17.889	$15.608	$14.57	$12.27	$10	N/A
Accumulation unit value at end of period	N/A	$11.776	$17.975	$17.889	$15.608	$14.57	$12.27	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$12.150	$18.213	$19.686	$17.451	$17.202	$13.791	$10.34	$13.455
Accumulation unit value at end of period	N/A	$12.150	$18.213	$19.686	$17.451	$17.202	$13.791	$10.34
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	0	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$30.574	$37.037	$34.164	$31.456	$29.706	$27.907	$24.946	$27.185
Accumulation unit value at end of period	$37.753	$30.574	$37.037	$34.164	$31.456	$29.706	$27.907	$24.946
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Janus Subaccount
Accumulation unit value at beginning of period*	$16.402	$27.741	$24.576	$22.495	$21.989	$21.45	$16.6	$23.03
Accumulation unit value at end of period	$21.937	$16.402	$27.741	$24.576	$22.495	$21.989	$21.45	$16.6
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Enterprise Subaccount
Accumulation unit value at beginning of period*	$21.619	$39.165	$32.721	$29.361	$26.652	$22.504	$16.981	$24.024
Accumulation unit value at end of period	$30.710	$21.619	$39.165	$32.721	$29.361	$26.652	$22.504	$16.981
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Janus Aspen Perkins Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$13.947	$19.721	$18.762	$16.622	$15.405	$13.333	$10	N/A
Accumulation unit value at end of period	$18.184	$13.947	$19.721	$18.762	$16.622	$15.405	$13.386	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Janus Aspen Small Company Value
Accumulation unit value at beginning of period**	$10.882	$17.314	$18.803	$15.728	$15.503	$13.386	$10	N/A
Accumulation unit value at end of period	N/A	$10.882	$17.314	$18.803	$15.728	$15.503	$13.386	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Janus Aspen Worldwide Subaccount
Accumulation unit value at beginning of period*	$19.829	$36.534	$33.979	$29.305	$28.22	$27.459	$22.578	$30.898
Accumulation unit value at end of period	$26.783	$19.829	$36.534	$33.979	$29.305	$28.22	$27.459	$22.578
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$8.297	$15.569	$13.942	$13.199	$12.832	$12.271	$10	N/A
Accumulation unit value at end of period	$11.732	$8.297	$15.569	$13.942	$13.199	$12.832	$12.271	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A

Subaccount	2009	2008	2007	2006	2005	2004	2003	2002
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$12.891	$22.027	$21.171	$18.39	$16.436	$14.096	$10	N/A
Accumulation unit value at end of period	$17.621	$12.891	$22.027	$21.171	$18.39	$16.436	$14.096	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$2.587	$12.309	$12.609	$11.769	$11.762	$11.029	$10	N/A
Accumulation unit value at end of period	$3.196	$2.587	$12.309	$12.609	$11.769	$11.762	$11.029	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$9.266	$15.393	$15.069	$13.387	$12.906	$12.056	$10	N/A
Accumulation unit value at end of period	$11.634	$9.266	$15.393	$15.069	$13.387	$12.906	$12.056	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$11.371	$18.701	$19.336	$17.192	$15.975	$13.666	$10	N/A
Accumulation unit value at end of period	$15.268	$11.371	$18.701	$19.336	$17.192	$15.975	$13.666	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Small- & Mid-Cap Subaccount (formerly Oppenheimer MidCap Growth Subaccount)
Accumulation unit value at beginning of period**	$8.035	$16.130	$15.510	$15.395	$14.015	$11.964	$10	N/A
Accumulation unit value at end of period	$10.424	$8.035	$16.130	$15.51	$15.395	$14.015	$11.964	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Oppenheimer Global Strategic Income Subaccount (formerly Oppenheimer Strategic Bond Subaccount)
Accumulation unit value at beginning of period**	$10.921	$13.020	$12.117	$11.52	$11.46	$10.775	$10	N/A
Accumulation unit value at end of period	$12.684	$10.921	$13.020	$12.117	$11.52	$11.46	$10.775	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$5.014	$4.862	$3.975	$5.74
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$5.014	$4.862	$3.975
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—
SVS Focus Value+Growth Subaccount
Accumulation unit value at beginning of period*	N/A	N/A	N/A	N/A	$1.588	$1.454	$1.118	$1.538
Accumulation unit value at end of period+	N/A	N/A	N/A	N/A	N/A	$1.588	$1.454	$1.118
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	N/A	N/A	N/A	N/A	—	—	—

*	Commencement of Offering October 1, 2001.

**	Commencement of Offering May 1, 2003.

***	Commencement of Offering May 3, 2004.

****	Commencement of Offering May 2, 2005.

+	Cessation of Operations April 29, 2005

++	Cessation of Operations December 2, 2005

+++	Commencement of Offering December 3, 2005

†	Cessation of Operations on April 30, 2007.

[1]	Effective May 1, 2009, JPMorgan International Equity subaccount merged into the JPMorgan Insurance Trust International Equity subaccount.

[2]	Effective May 1, 2009, JPMorgan Mid Cap Value subaccount merged into the JPMorgan Insurance Trust Mid Cap Value subaccount.

[3]	Effective May 1, 2009, JPMorgan Small Company merged into the JPMorgan Insurance Trust Small Cap Core subaccount.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements to be included in Part B:

Condensed Financial Information

Kemper Investors Life Insurance Company

Report of Independent Auditors

Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus as of December 31, 2009 and 2008

Statutory Statements of Operations For the Years Ended December 31, 2009, 2008 and 2007

Statutory Statements of Changes in Capital and Surplus For the Years Ended December 31, 2009, 2008 and 2007

Statutory Statements of Cash Flows For the Years Ended December 31, 2009, 2008 and 2007

Notes to Financial Statements

Supplemental Schedule of Assets and Liabilities as of December 31, 2009 and For the Year Then Ended

Supplemental Summary Investment Schedule and Investment Risk Interrogatories as of December 31, 2009 and For the Year Then Ended

Kemper Investors Life Insurance Company

Report of Independent Auditors

U.S. GAAP Balance Sheets, December 31, 2007 and 2006

U.S. GAAP Statements of Income, for each of the three years in the period ended December 31, 2007

U.S. GAAP Statements of Comprehensive Income, for each of the three years in the period ended December 31, 2007

U.S. GAAP Statements of Stockholder’s Equity, for each of the three years in the period ended December 31, 2007

U.S. GAAP Statements of Cash Flows, for each of the three years in the period ended December 31, 2007

Notes to Financial Statements

KILICO Variable Annuity Separate Account

Report of Independent Registered Public Accounting Firm

Statement of Assets, Liabilities and Contract Owners’ Equity, December 31, 2009

Statement of Operations for the year ended December 31, 2009

Statement of Changes in Contract Owners’ Equity for the years ended December 31, 2009 and December 31, 2008

Notes to Financial Statements

(b)	Exhibits:

[5]1.1	A copy of resolution of the Board of Directors of Kemper Investors Life Insurance Company dated September 13, 1977.

[5]1.2	A copy of Record of Action of Kemper Investors Life Insurance Company dated April 15, 1983.

2.	Not Applicable.

[3]3.1	Distribution Agreement between Investors Brokerage Services, Inc. and KILICO.

[1]3.2	Addendum to Selling Group Agreement of Kemper Financial Services, Inc.

[6]3.3	Selling Group Agreement of Investors Brokerage Services, Inc.

[6]3.4	General Agent Agreement.

[7]4.	Form of Variable Annuity Contract.

[19]4.1	Form of Guaranteed Minimum Death Benefit Rider.

[19]4.2	Form of Earnings Based Death Benefit Rider.

[19]4.3	Form of Guaranteed Retirement Income Benefit Rider.

[7]5.	Form of Application.

[3]6.1	Kemper Investors Life Insurance Company Articles of Incorporation.

[6]6.2	Kemper Investors Life Insurance Company Bylaws.

[23]7.	Coinsurance Agreement between KILICO and Chase Insurance Life and Annuity Company (formerly known as Federal Kemper Life Assurance Company).

[2]8.1	Fund Participation Agreement among KILICO, Lexington Natural Resources Trust and Lexington Management Corporation (now known as ING Investors Trust).

[2]8.2	Fund Participation Agreement among KILICO, Lexington Emerging Markets Fund and Lexington Management Corporation (now known as ING Investors Trust).

[2]8.3	Fund Participation Agreement among KILICO, Janus Aspen Series and Janus Capital Management LLC.

[7]8.3(a)	Service Agreement between KILICO and Janus Capital Management LLC.

[4]8.4(a)	Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation.

[20]8.4(b)	Second Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation.

[13]8.4(c)	Third Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation.

[4]8.5(a)	Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation.

[20]8.5(b)	Second Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation.

[10]8.6(a)	Participation Agreement between KILICO and Scudder Variable Life Investment Fund (now known as DWS Variable Series I).

[10]8.6(b)	Participating Contract and Policy Agreement between KILICO and Scudder Kemper Investments, Inc.

[10]8.6(c)	Indemnification Agreement between KILICO and Scudder Kemper Investments, Inc.

[15]8.7(a)	Fund Participation Agreement between KILICO and The Dreyfus Socially Responsible Growth Fund, Inc.

[16]8.7(b)	Administrative Services Agreement by and between The Dreyfus Corporation and KILICO (redacted).

[16]8.7(c)	November 1, 1999 Amendment to Fund Participation Agreement between KILICO and The Dreyfus Socially Responsible Growth Fund, Inc.

[16]8.7(d)	November 1, 1999 Amendment to Administrative Services Agreement by and between The Dreyfus Corporation and KILICO (redacted).

[18]8.8	Fund Participation Agreement between KILICO and J.P. Morgan Series Trust II.

[16]8.9(a)	Fund Participation Agreement by and among The Alger American Fund, KILICO and Fred Alger & Company, Incorporated.

[16]8.9(b)	Service Agreement between Fred Alger Management, Inc. and KILICO (redacted).

[14]8.10	Fund Participation Agreement by and between KILICO and American Century Investment Management, Inc.

[17]8.11	Fund Participation Agreement among KILICO, Kemper Investors Fund (now known as DWS Variable Series II), Zurich Kemper Investments, Inc. and Kemper Distributors, Inc.

[22]8.12	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Kemper Investors Life Insurance Company.

[24]8.13(a)	Participation Agreement by and among Kemper Investors Life Insurance Company, INVESCO Variable Investment Funds, Inc. (now known as AIM Variable Insurance Funds), INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.

[24]8.13(b)	Administrative Services Agreement by and between INVESCO Funds Group, Inc., INVESCO Variable Investment Funds, Inc. (now known as AIM Variable Insurance Funds) and Kemper Investors Life Insurance Company

[24]8.14(a)	Form of Fund Participation Agreement between KILICO and One Group Investment Trust (now known as JPMorgan Investment Trust).

[24]8.14(b)	Form of Supplemental Payment Agreement (redacted)

[26]8.15	Form of Rule 22c-2 Shareholder Information Agreement

[8]9	Opinion and Consent of Counsel.

10.	Consent of PricewaterhouseCoopers LLP, Independent Accountants.

[11]11.1	Schedule III: Supplementary Insurance Information (years ended December 31, 2004 and 2003.

[11]11.2	Schedule IV: Reinsurance (year ended December 31, 2004).

[12]11.3	Schedule IV: Reinsurance (year ended December 31, 2003).

[11]11.4	Schedule V: Valuation and qualifying accounts (year ended December 31, 2004).

[12]11.5	Schedule V: Valuation and qualifying accounts (year ended December 31, 2003).

12.	Not Applicable.

[24]14.	Organizational Charts

15.	Power of Attorney

[1]	Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 1995.

[2]	Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about September 14, 1995.

[3]	Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

[4]	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 1996.

[5]	Incorporated by reference to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about February 26, 1997.

[6]	Incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 23, 1997.

[7]	Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

[8]	Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about March 2, 2001.

[10]	Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

[11]	Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2004 filed on or about March 30, 2005.

[12]	Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2003 filed on or about March 31, 2004.

[13]	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-88845) filed on or about December 29, 1999.

[14]	Incorporated by reference to the Registration Statement on Form S-1 (File No. 333-32632) filed on or about March 16, 2000.

[15]	Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

[16]	Incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

[17]	Incorporated by reference to Amendment No. 3 to the Registration Statement of KILICO on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

[18]	Incorporated herein by reference to Post –Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

[19]	Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-32840) filed on or about March 2, 2001.

[20]	Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form S-6 filed on or about April 30, 1999 (File No. 333-35159).

[21]	Incorporated herein by reference to Post–Effective Amendment No. 33 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 2001.

[22]	Incorporated by reference to Amendment No. 7 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 26, 2001.

[23]	Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 2, 2003.

[24]	Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 2004.

[25]	Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about May 1, 2005.

[26]	Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about April 27, 2007.

Item 25.	Directors and Officers of Kemper Investors Life Insurance Company (“Kemper Investors”)

The directors and officers of Kemper Investors are listed below together with their current positions.

Name	Office with Kemper Investors

Kevin T. Hogan[3]	Chairman of the Board of Directors

Nicolas A. Burnet[4]	Chief Executive Officer and President

Jeffrey S. Horton[1]	Senior Vice President and Treasurer

Sherif Zakhary [3]	Vice President

Elizabeth Lawn[4]	Vice President

Glenn Carrascoso[4]	Vice President

Richard Grilli[4]	Chief Operating Officer

Patricia Aprill[4]	Chief Financial Officer

Catherine Ehrlich[4]	Chief Life Actuary

Diana Branciforte[4]	Controller

Ali Rifai[3]	Corporate Counsel and Corporate Secretary

Barry S. Paul[2]	Director and Assistant Treasurer

Richard J. Hauser[2]	Director and Assistant Treasurer

Linda L. Swanson[2]	Director

Marcia Scheiner[4]	Director

David M. Lorenz[1]	Vice President and Chief Compliance Officer

Mark Hargrove[4]	Chief Risk Officer

Ryan Gibbons[2]	Assistant Secretary

Mary Lyn DeNiro[3]	Assistant Secretary

John Nagel[3]	Assistant Secretary

Steven Gaeta[4]	Assistant Secretary

Juanita M. Thomas, Esq.1 serves as the Chief Compliance Officer for the Registrant.

[1]	The principal business address is 15375 SE 30th Place, Suite 310, Bellevue, WA 98007.
[2]	The principal business address is 1400 American Lane, Schaumburg, IL 60196.
[3]	The principal business address is 105 E. 17th Street, New York, NY 10003.
[4]	The principal business address is One Liberty Plaza, 165 Broadway, New York, NY 10006.

Item 26.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant

Organizations Affiliated with Zurich Financial Services

Organization Affilated with Zurich U.S. Insurance Group

Company	Domiciled	Ownership	%
Allied Zurich Holdings Limited	CI	Zurich Financial Services Ltd	100.00
Allied Zurich Limited UK	UK	Zurich Financial Services Ltd	100.00
American Guarantee and Liability Insurance Company	NY	Zurich American Insurance Company	100.00
American Zurich Insurance Company	IL	Steadfast Insurance Company	100.00
Assurance Company of America	NY	Maryland Casualty Company	100.00
BFP Securities LLC	DE	Benefit Finance Partners, LLC	100.00
Benefit Finance Partners, LLC	DE	Zurich Benefit Finance LLC	50.00
Centre Financial Services Holdings Limited	BDA	Centre Group Holdings Limited	100.00
Centre Group Holdings (U.S.) Limited	DE	Centre Solutions (Bermuda) Limited	100.00
Centre Group Holdings Limited	BDA	CMSH Limited	100.00
Centre Insurance Company	DE	Centre Solutions (U.S.) Limited	100.00
Centre Life Insurance Company	MA	Centre Solutions (U.S.) Limited	100.00
Centre Reinsurance (U.S.) Limited	BDA	Centre Group Holdings (U.S.) Limited	100.00
Centre Solutions (Bermuda) Limited	BDA	Centre Group Holdings Limited	100.00
Centre Solutions (U.S.) Limited	BDA	Centre Group Holdings (U.S.) Limited	100.00
CMSH Limited	BDA	Zurich Insurance Company Ltd	100.00
Colonial American Casualty & Surety Co.	MD	Fidelity & Deposit Company of Maryland	100.00
Crown Management Services Limited	DE	CMSH Limited	100.00
Disability Management Services, Inc.	CT	Centre Group Holdings (U.S.) Limited	40.00
Diversified Specialty Risks, Inc.	TX	American Guarantee & Liability Insurance Co.	100.00
Empire Fire & Marine Insurance Company	NE	Zurich American Insurance Company	100.00
Empire Indemnity Insurance Company	OK	Zurich American Insurance Company	100.00
Farmers Group, Inc.	NV	Zurich Insurance Company Ltd.	87.90
Farmers Group, Inc.	NV	Zurich Financial Services Ltd.	10.38
Farmers Group, Inc.	NV	Zurich RegCaps II, V and VI	1.73
Farmers New World Life Insurance Company	WA	Farmers Group, Inc.	100.00
Farmers Reinsurance Company	CA	Farmers Group, Inc.	100.00
Farmers Services Corporation	NV	Farmers Group, Inc.	100.00
Farmers Services, LLC	DE	ZFUS Services, LLC	100.00
Farmers Value Added, Inc.	NV	Farmers Group, Inc.	100.00
Fidelity & Deposit Company of Maryland	MD	Zurich American Insurance Company	100.00
F.I.G. Holding Company	CA	Fire Underwriters Association	70.00
F.I.G. Holding Company	CA	Truck Underwriters Association	30.00
FIG Leasing Company, Inc.	CA	Farmers Group, Inc.	95.20
FIG Leasing Company, Inc.	CA	Fire Underwriters Association	1.70
FIG Leasing Company, Inc.	CA	Truck Underwriters Association	3.10
Fire Underwriters Association	CA	Farmers Group, Inc.	100.00
Kemper Corporation	DE	Zurich Holding Company of America, Inc.	100.00
Kemper Investors Life Insurance Company	IL	Kemper Corporation	100.00
L&L Park 80 Investors LLC	DE	ZI Park 80 West LLC	100.00
Leschi Life Assurance Company	SC	Farmers New World Life Insurance Company	100.00
Maryland Casualty Company	MD	Zurich American Insurance Company	100.00
Maryland Insurance Company	TX	Maryland Casualty Company	100.00
Maunalua Associates, Inc.	HI	Kemper Corporation	100.00
MI Administrators, LLC	DE	FIG Leasing Company, Inc.	100.00
Northern Insurance Company of New York	NY	Maryland Casualty Company	100.00
Orange Stone Holdings	IRE	CMSH Limited	100.00
Orange Stone Reinsurance	IRE	Crown Management Services Limited	100.00
Prematic Service Corporation (CA)	CA	Farmers Group, Inc.	38.00
Prematic Service Corporation (CA)	CA	Fire Underwriters Association	9.00
Prematic Service Corporation (CA)	CA	Truck Underwriters Association	53.00
Prematic Service Corporation (NV)	NV	Prematic Service Corporation (CA)	100.00
South County Services Company, Inc.	NY	Sterling Forest LLC	100.00
Steadfast Insurance Company	DE	Zurich American Insurance Company	100.00
Steadfast Santa Clarita Holding LLC	DE	Steadfast Insurance Company	100.00
Sterling Forest LLC	DE	Zurich American Insurance Company	100.00
Truck Underwriters Association	CA	Farmers Group, Inc.	100.00
Universal Underwriters Acceptance Corporation	KS	Zurich Holding Company of America, Inc.	100.00
Universal Underwriters British Virgin Islands	BVI	Universal Underwriters Service Corporation	99.99%
Universal Underwriters Insurance Company	KS	Zurich American Insurance Company	100.00
Universal Underwriters Insurance Services, Inc.	MA	Zurich Holding Company of America, Inc.	100.00
Universal Underwriters Life Ins. Co.	KS	Universal Underwriters Insurance Company	100.00
Universal Underwriters of Texas Insurance Company	TX	Universal Underwriters Insurance Company	100.00
Universal Underwriters Service Corporation	MO	Zurich Holding Company of America, Inc.	100.00
Vehicle Dealer Solutions, Inc.	FL	The Zurich Services Corporation	100.00
WVGRR Properties, LLC	DE	Farmers New World Life Insurance Company	100.00
ZC Specialty Insurance Company	TX	Centre Solutions (U.S.) Limited	100.00
ZFS Finance (USA) LLC IV	DE	Zurich Holding Company of America, Inc.	100.00
ZFS Finance (USA) LLC V	DE	Zurich Holding Company of America, Inc.	100.00
ZFS Finance (USA) LLC I	DE	Zurich Holding Company of America, Inc.	100.00
ZFS Finance (USA) LLC II	DE	Zurich Holding Company of America, Inc.	100.00
ZFS Finance (USA) LLC III	DE	Zurich Holding Company of America, Inc.	100.00
ZFSH, LLC	DE	Zurich Holding Company of America, Inc.	100.00
ZFUS Services, LLC	DE	Zurich Holding Company of America, Inc.	100.00
ZI Park 80 West LLC	DE	Zurich American Insurance Company	100.00
ZNA Services, LLC	DE	ZFUS Services, LLC	100.00
ZKS Real Estate Partners, LLC	DE	Kemper Corporation	41.67
Zurich Agency Services, Inc.	TX	Maryland Casualty Company	100.00
Zurich Alternative Asset Management, LLC	DE	Zurich Holding Company of America, Inc.	100.00
Zurich American Insurance Company	NY	Zurich Holding Company of America, Inc.	100.00
Zurich American Insurance Company of Illinois	IL	American Zurich Insurance Company	100.00
Zurich Benefit Finance LLC	DE	Zurich Holding Company of America, Inc.	100.00
Zurich CZI Management Holdings, Ltd.	DE	Zurich Global Investment Management Inc.	100.00
Zurich E&S Brokerage, Inc.	CA	Zurich American Insurance Company	100.00
Zurich Finance (USA), Inc.	DE	Zurich Holding Company of America. Inc.	100.00
Zurich Global Investment Management Inc.	DE	Zurich Holding Company of America, Inc.	100.00
Zurich Global, Ltd.	BDA	Zurich Holding Company of America, Inc.	100.00
Zurich Holding Company of America, Inc.	DE	Zurich Insurance Company Ltd	99.87
Zurich Holding Company of America, Inc.	DE	Crown Management Services Limited	00.13
Zurich Insurance Company Ltd	Switzerland	Zurich Financial Services Ltd	100.00
Zurich International (Bermuda) Ltd.	BDA	Zurich Insurance Company Ltd	100.00
Zurich Investment Management AG	Switzerland	Prematic Service Corporation (NV)	80.00
Zurich Investment Management AG	Switzerland	Zurich Financial Services Ltd	20.00
Zurich Realty, Inc.	MD	The Zurich Services Corporation	100
The Zurich Services Corporation	IL	Zurich Holding Company of America, Inc.	100.00
Zurich Warranty Solutions, Inc.	IL	American Zurich Insurance Company	100.00
Zurich Latin America Corporation	DE	The Zurich Services Corporation	100.00

Organizations Affiliated with Farmers Insurance Group

Company	Domiciled	Ownership	%
20th Century Insurance Services, Inc.	NV	21st Century Insurance Group	100.00
21st Century Casualty Company	CA	21st Century Insurance Group	100.00
21st Century Insurance and Financial Services, Inc.	DE	Farmers Insurance Exchange	80.00
21st Century Insurance and Financial Services, Inc.	DE	Fire Insurance Exchange	10.00
21st Century Insurance and Financial Services, Inc.	DE	Truck Insurance Exchange	10.00
21st Century Insurance Company	CA	21st Century Insurance Group	100.00
21st Century Insurance Company of the Southwest	TX	21st Century Insurance Group	100.00
21st Century Insurance Group	DE	Farmers Insurance Exchange	80.00
21st Century Insurance Group	DE	Fire Insurance Exchange	10.00
21st Century Insurance Group	DE	Truck Insurance Exchange	10.00
50th State Risk Management Services	HI	Hawaii Insurance Consultants, Ltd.	100.00
21st Century Advantage Insurance Company	MN	21st Century North America Insurance Company	100.00
21st Century Auto Insurance Company of New Jersey	NJ	21st Century Centennial Insurance Company	100.00
21st Century Centennial Insurance Company	PA	Farmers Insurance Exchange	80.00
21st Century Centennial Insurance Company	PA	Fire Insurance Exchange	10.00
21st Century Centennial Insurance Company	PA	Truck Insurance Exchange	10.00
21st Century Indemnity Insurance Company	PA	21st Century Premier Insurance Company	100.00
21st Century National Insurance Company, Inc.	NY	21st Century Security Insurance Company	100.00
21st Century Preferred Insurance Company	PA	21st Century Centennial Insurance Company	100.00
21st Century Premier Insurance Company	PA	21st Century Centennial Insurance Company	100.00
American Federation Insurance Company	FL	Foremost Insurance Company Grand Rapids, Michigan	100.00
21st Century North America Insurance Company	NY	Farmers Insurance Exchange	80.00
21st Century North America Insurance Company	NY	Fire Insurance Exchange	10.00
21st Century North America Insurance Company	NY	Truck Insurance Exchange	10.00
21st Century Superior Insurance Company.	CA	21st Century North America Insurance Company	100.00
21st Century Assurance Company	DE	Farmers Insurance Exchange	80.00

21st Century Assurance Company	DE	Fire Insurance Exchange	10.00
21st Century Assurance Company	DE	Truck Insurance Exchange	10.00
21st Century Pinnacle Insurance Company	NJ	21st Century North America Insurance Company	100.00
21st Century Pacific Insurance Company	CO	Farmers Insurance Exchange	80.00
21st Century Pacific Insurance Company	CO	Fire Insurance Exchange	10.00
21st Century Pacific Insurance Company	CO	Truck Insurance Exchange	10.00
American Pacific Insurance Company, Inc.	HI	Farmers Insurance Hawaii, Inc.	100.00
APEX Adjustment Bureau, Inc.	FL	Bristol West Holdings, Inc.	100.00
Bayview Adjustment Bureau, Inc.	CA	Bristol West Holdings, Inc.	100.00
Bristol West Casualty Insurance Company	OH	Coast National Insurance Company	100.00
Bristol West Holdings, Inc.	DE	Farmers Insurance Exchange	42.50
Bristol West Holdings, Inc.	DE	Fire Insurance Exchange	3.75
Bristol West Holdings, Inc.	DE	Mid-Century Insurance Company	47.50
Bristol West Holdings, Inc.	DE	Truck Insurance Exchange	6.75
Bristol West Insurance Company	OH	Coast National Insurance Company	100.00
Bristol West Insurance Services of California, Inc.	CA	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services of Georgia, Inc.	GA	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services of Pennsylvania, Inc.	PA	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services of Texas, Inc.	TX	Bristol West Holdings, Inc.	100.00
Bristol West Insurance Services, Inc. of Florida	FL	Bristol West Holdings, Inc.	100.00
Bristol West Preferred Insurance Company	MI	Bristol West Holdings, Inc.	100.00
BWIS of Nevada, Inc.	NV	Bristol West Holdings, Inc.	100.00
Civic Property & Casualty Co.	CA	Fire Insurance Exchange	80.00
Civic Property & Casualty Co.	CA	Truck Insurance Exchange	20.00
Coast National General Agency, Inc.	TX	Bristol West Holdings, Inc.	100.00
Coast National Holding Company	CA	Bristol West Holdings, Inc.	100.00
Coast National Insurance Company	CA	Coast National Holding Company	100.00
Corvette General Agency, Inc.	GA	Foremost Affiliated Insurance Services, Inc.	100.00
Exact Property & Casualty Co.	CA	Fire Insurance Exchange	80.00
Exact Property & Casualty Co.	CA	Truck Insurance Exchange	20.00
Farmers Financial Solutions, LLC	NV	FFS Holding, LLC	100.00
Farmers Group, Inc.	NV	Zurich Insurance Company Ltd.	87.90
Farmers Group, Inc.	NV	Zurich Financial Services Ltd.	10.38
Farmers Group, Inc.	NV	Zurich RegCaps II, V and VI	1.73
Farmers Insurance Co. of Arizona	AZ	Farmers Insurance Exchange	70.00
Farmers Insurance Co. of Arizona	AZ	Truck Insurance Exchange	20.00
Farmers Insurance Co. of Arizona	AZ	Fire Insurance Exchange	10.00
Farmers Insurance Co. of Idaho	ID	Farmers Insurance Exchange	80.00
Farmers Insurance Co. of Idaho	ID	Truck Insurance Exchange	13.30
Farmers Insurance Co. of Idaho	ID	Fire Insurance Exchange	06.70
Farmers Insurance Co. of Oregon	OR	Farmers Insurance Exchange	80.00
Farmers Insurance Co. of Oregon	OR	Truck Insurance Exchange	20.00
Farmers Insurance Co. of Washington	WA	Fire Insurance Exchange	80.00
Farmers Insurance Co. of Washington	WA	Truck Insurance Exchange	20.00
Farmers Insurance Co., Inc.	KS	Farmers Insurance Exchange	90.00
Farmers Insurance Co., Inc.	KS	Fire Insurance Exchange	10.00
Farmers Insurance Exchange	CA	Interinsurance Exchange
Farmers Insurance Hawaii, Inc.	HI	Farmers Insurance Exchange	80.00
Farmers Insurance Hawaii, Inc.	HI	Fire Insurance Exchange	10.00
Farmers Insurance Hawaii, Inc.	HI	Truck Insurance Exchange	10.00
Farmers Insurance of Columbus, Inc.	OH	Farmers Insurance Exchange	100.00
Farmers New Century Insurance Company	IL	Illinois Farmers Insurance Co.	100.00
Farmers Reinsurance Company	CA	Farmers Group, Inc.	100.00
Farmers Services Corporation	NV	Farmers Group, Inc.	100.00
Farmers Services Insurance Agency	CA	Truck Insurance Exchange	100.00
Farmers Texas County Mutual Insurance Company	TX	County Mutual Company
Farmers Value Added, Inc.	NV	Farmers Group, Inc.	100.00
FCOA, LLC	DE	Foremost Insurance Company Grand Rapids, MI	100.00
Federation Insurance Services of California, Inc.	CA	Foremost Insurance Company Grand Rapids, Michigan	100.00
FFS Holding, LLC	NV	Mid Century Ins. Co.	100.00
F.I.G. Holding Company	CA	Fire Underwriters Association	70.00
F.I.G. Holding Company	CA	Truck Underwriters Association	30.00
FIG Leasing Company, Inc.	CA	Farmers Group, Inc.	95.20
FIG Leasing Company, Inc.	CA	Truck Underwriters Association	3.10
FIG Leasing Company, Inc.	CA	Fire Underwriters Association	1.70
Fire Insurance Exchange	CA	Interinsurance Exchange
Fire Underwriters Association	CA	Farmers Group, Inc.	100.00
Foremost Affiliated Insurance Services, Inc.	MI	FCOA, LLC	100.00
Foremost Affinity Services, Inc.	MI	FCOA, LLC	100.00
Foremost County Mutual Insurance Company	TX	County Mutual Company
Foremost Express Insurance Agency, Inc.	MI	FCOA, LLC	100.00
Foremost Financial Services Corporation	DE	FCOA, LLC	100.00
Foremost Home Brokers, Inc,	MI	FCOA, LLC	100.00
Foremost Home Services Corporation	MI	FCOA, LLC	100.00
Foremost Insurance Company Grand Rapids, Michigan	MI	Farmers Insurance Exchange	80.00
Foremost Insurance Company Grand Rapids, Michigan	MI	Fire Insurance Exchange	10.00
Foremost Insurance Company Grand Rapids, Michigan	MI	Truck Insurance Exchange	10.00
Foremost Lloyds of Texas	TX	Lloyds Company
Foremost Property and Casualty Insurance Company	MI	Foremost Insurance Company Grand Rapids, Michigan	100.00
Foremost Real Estate Company Grand Rapids, Michigan	MI	FCOA, LLC	100.00
Foremost Signature Insurance Company	MI	Foremost Insurance Company Grand Rapids, Michigan	100.00
Frontier Insurance Agency, Inc.	OR	Foremost Affiliated Insurance Services, Inc.	100.00
GP, LLC	DE	Bristol West Holdings, Inc.	100.00
Hawaii Insurance Consultants, Ltd.	HI	Farmers Insurance Exchange	80.00
Hawaii Insurance Consultants, Ltd.	HI	Fire Insurance Exchange	10.00
Hawaii Insurance Consultants, Ltd.	HI	Truck Insurance Exchange	10.00
i21 Insurance Services	CA	21st Century Insurance Group	100.00
Illinois Farmers Insurance Co.	IL	Farmers Insurance Exchange	100.00
Insurance Data Systems, G.P.	FL	GP, LLC	0.10
Insurance Data Systems, G.P.	FL	Bristol West Holdings, Inc.	99.90
Knight Agency, Inc.	KY	Foremost Affiliated Insurance Services, Inc.	100.00
Leschi Life Assurance Company	SC	Farmers New World Life Insurance Company	100.00
MI Administrators, LLC	DE	FIG Leasing Company, Inc.	100.00
Mid Century Insurance Company	CA	Farmers Insurance Exchange	80.00
Mid Century Insurance Company	CA	Fire Insurance Exchange	12.50
Mid Century Insurance Company	CA	Truck Insurance Exchange	07.50
Mid Century Insurance Company of Texas	TX	Farmers Insurance Exchange	100.00
Neighborhood Spirit Property & Casualty Co.	CA	Fire Insurance Exchange	80.00
Neighborhood Spirit Property & Casualty Co.	CA	Truck Insurance Exchange	20.00
21st Century Security Insurance Company	PA	Farmers Insurance Exchange	80.00
21st Century Security Insurance Company	PA	Fire Insurance Exchange	10.00
21st Century Security Insurance Company	PA	Truck Insurance Exchange	10.00
Pacific Way Insurance Agency, Inc.	WA	Foremost Affiliated Insurance Services, Inc.	100.00
Prematic Service Corporation	CA	Truck Underwriters Association	53.00
Prematic Service Corporation	CA	Farmers Group, Inc.	38.00
Prematic Service Corporation	CA	Fire Underwriters Association	9.00
Prematic Service Corporation	NV	Prematic Service Corporation (CA)	100.00
Security National Insurance Company	FL	Bristol West Holdings, Inc.	75.00
Security National Insurance Company	FL	Insurance Data Systems, G.P.	25.00
Sunrise Insurance Agency of Arizona, Inc.	AZ	Foremost Affiliated Insurance Services, Inc.	100.00
Sunrise Insurance Agency of Texas, Inc.	TX	Foremost Affiliated Insurance Services, Inc.	100.00
Sunrise Insurance Agency, Inc.	NV	Foremost Affiliated Insurance Services, Inc.	100.00
Texas Farmers Insurance Co.	TX	Farmers Insurance Exchange	86.30
Texas Farmers Insurance Co.	TX	Mid Century Ins. Co.	13.70
Truck Insurance Exchange	CA	Interinsurance Exchange
Truck Underwriters Association	CA	Farmers Group, Inc.	100.00
Veyond Pacific Technology, Inc.	HI	Veyond Pacific Technology Solutions, LLC	100.00
Veyond Pacific Technology Solutions, LLC	HI	Farmers Insurance Hawaii, Inc.	99.9
Veyond Pacific Technology Solutions, LLC	HI	American Pacific Insurance Company, Inc.	0.10
Veyond Technology Solutions, LLC	HI	Farmers Insurance Hawaii, Inc.	92.5
Veyond Technology Solutions, LLC	HI	American Pacific Insurance Company, Inc.	7.5
Veyond Technology, Inc.	HI	Veyond Technology Solutions, LLC	100.00
Western Star Underwriters, Inc.	TX	FCOA, Inc.	100.00
WVGRR Properties, LLC	DE	Farmers New World Life Insurance Company	100.00

Zurich Financial Services conducts its primary insurance operations in the United States through two property/casualty groups, each operating INDEPENDENTLY with its own staff:

Zurich U.S. Insurance Group

Farmers Insurance Group

Item 27.	Number of Contract Owners

As of March 31, 2010, the Registrant had approximately 33,072 qualified and non-qualified Advantage III Contract Owners.

Item 28.	Indemnification

To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company (“KILICO”) provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee of agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a)	Principal Underwriter

Investors Brokerage Services, Inc. (“IBS”), acts as principal underwriter for the Protective Acquired Variable Annuity Separate Account. IBS also acts as principal underwriter for Kemper Investors Life Insurance Company’s KILICO Variable Separate Account, KILICO Variable Annuity Separate Account and Kemper Investors Life Insurance Company Variable Annuity Account C.

Item 29.(b)	Information Regarding Principal Underwriter, Investors Brokerage Services, Inc.

Name	Position and Office with Underwriter

Lawrence J. Debnar	Chief Financial Officer and FINOP

Steve M. Callaway	Director, President, Chief Compliance Officer and Secretary

Carol Majewski	Assistant Compliance Officer and Director

Thomas R. Barrett	Director

The address of Mr. Callaway and Mr. Barrett is 2801 Highway 280 South, Birmingham, AL. 35223.

The address of Mr. Debnar and Ms. Majewski is 1707 N Randall Road, Suite 310, Elgin, IL 60123-7836.

Item 29.(c)

Not applicable.

Item 30.	Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1400 American Lane, Schaumburg, Illinois 60196, or at 3003-77th Ave, SE, Mercer Island, Washington 98040, or at 15375 SE 30th Place, Suite 310, Bellevue, WA 98007, or at Protective Life Insurance Company at 1707 N Randall Road, Suite 310, Elgin, IL 60123-7836.

Item 31.	Management Services

Not applicable

Item 32.	Undertakings and Representations

Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

Kemper Investors Life Insurance Company (“KILICO”) represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Post-Effective Amendment No. 46 to the Registration Statement meets all the requirements for effectiveness under Rule 485(b) and has caused this Post-Effective Amendment No. 46 to the Registration Statement to be signed on its behalf, in the City of New York, and State of New York, on April 29, 2010.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT (Registrant)

Attest:	/s/ Mary Lyn DeNiro	By:	/s/ Nicolas A. Burnet
	Mary Lyn DeNiro, Assistant Corporate Secretary	Nicolas A. Burnet, Chief Executive Officer, President and Director (Signature)

KEMPER INVESTORS LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ Mary Lyn DeNiro	By:	/s/ Nicolas A. Burnet
	Mary Lyn DeNiro, Assistant Corporate Secretary	Nicolas A. Burnet, Chief Executive Officer, President and Director (Signature)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 46 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Nicolas A. Burnet Nicolas A. Burnet	Chief Executive Officer, President and Director (Principal Executive Officer)	April 29, 2010

/s/ Patricia Aprill Patricia Aprill*/	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	April 29, 2010

/s/ Kevin T. Hogan Kevin T. Hogan*/	Chairman of the Board of Directors	April 29, 2010

/s/ Barry S. Paul Barry S. Paul*/	Director and Assistant Treasurer	April 29, 2010

/s/ Richard J. Hauser Richard J. Hauser*/	Director and Assistant Treasurer	April 29, 2010

/s/ Marcia Scheiner Marcia Scheiner*/	Director	April 29, 2010

/s/ Linda L. Swanson Linda L. Swanson*/	Director	April 29, 2010

/s/ Nicolas A. Burnet */ By: Nicolas A. Burnet	On April 29, 2010 as Attorney-in-Fact pursuant to powers of attorney filed herewith.

EXHIBIT INDEX

The following exhibit is filed herewith.

Exhibit Number	Description
10.	Consent of PricewaterhouseCoopers LLP
15.	Powers of Attorney